UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22027

                                       FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                  Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                       Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:  856-528-3500

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute Return Fund

Gotham Enhanced Return Fund

Gotham Neutral Fund

Gotham Index Plus Fund

Gotham Large Value Fund

Gotham Enhanced S&P 500 Index Fund

Gotham Hedged Core Fund

SEMI-ANNUAL REPORT

March 31, 2021

(Unaudited)

Important Notice: As permitted by the Securities and Exchange Commission, paper copies of the Gotham Funds’ annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Gotham Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports are available on the Gotham Funds website (www.GothamFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Gotham Funds, call the Gotham Funds toll-free at 1 (877) 974-6852 or write to the Gotham Funds at Gotham Funds, FundVantage Trust, c/o BNY Mellon Investment Servicing, P.O. Box 9829, Providence, RI 02940-8029. Your election to receive shareholder reports in paper will apply to all Gotham Funds that you hold through the financial intermediary, or directly with the Gotham Funds.

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

GOTHAM FUNDS

SEMI-ANNUAL REPORT

AS OF MARCH 31, 2021

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each a “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham Large Value Fund and Gotham Enhanced S&P 500 Index Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund, except Gotham Large Value Fund and Gotham Enhanced S&P 500 Index Fund, will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund and Gotham Index Plus Fund utilize one or more swap agreements in their investment programs. The use of derivatives, such as swaps, exposes a Fund to additional risks including increased volatility, lack of liquidity and possible losses greater than a Fund’s initial investments. Certain Funds may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

GOTHAM FUNDS

Gotham Absolute Return Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six				Since
	Months*	1 Year	3 Year	5 Year	Inception
Institutional Class Shares	9.59%	22.25%	2.51%	4.62%	6.44%**
HFRX Equity Hedge Index	10.63%	23.88%	2.10%	4.08%	3.41%*	**

*	Not Annualized.
**	The Gotham Absolute Return Fund (the “Fund”) commenced operations on August 31, 2012.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” are 1.73% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). Prior to February 1, 2021, the Expense Limitation was 1.50%. The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Enhanced Return Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six				Since
	Months*	1 Year	3 Year	5 Year	Inception
Institutional Class Shares	16.13%	38.84%	5.07%	8.41%	9.09%**
S&P 500® Total Return Index	19.07%	56.35%	16.78%	16.29%	14.31%*	**

*	Not Annualized.
**	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” are 1.67% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). Prior to February 1, 2021, the Expense Limitation was 1.50%. The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Neutral Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six				Since
	Months*	1 Year	3 Year	5 Year	Inception
Institutional Class Shares	-2.07%	-4.56%	-5.40%	-2.34%	-0.96%	**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.06%	0.12%	1.49%	1.19%	0.81%	***

*	Not Annualized.
**	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” are 1.74% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS

Gotham Index Plus Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six				Since
	Months*	1 Year	3 Year	5 Year	Inception
Institutional Class Shares	17.20%	50.83%	11.33%	13.86%	12.38%*	*
Investor Class Shares	16.96%	50.39%	11.05%	13.58%	9.51%*	*
S&P 500® Total Return Index	19.07%	56.35%	16.78%	16.29%	13.74%*	**

*	Not Annualized.
**	Institutional Class shares and Investor Class shares of the Gotham Index Plus Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.25% and 1.15% for Institutional Class shares, respectively, and 1.50% and 1.40% for Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.15% with respect to Institutional Class shares (on an annual basis) and 0.15% with respect to Investor Class shares (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Large Value Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six				Since
	Months*	1 Year	3 Year	5 Year	Inception
Institutional Class Shares	24.10%	54.73%	12.13%	13.38%	13.47%*	*
S&P 500® Total Return Index	19.07%	56.35%	16.78%	16.29%	15.76%*	**

*	Not Annualized.
**	The Gotham Large Value Fund (the “Fund”) commenced operations on December 31, 2015.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” are 1.03% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.75% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Enhanced S&P 500 Index Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six			Since
	Months*	1 Year	3 years	Inception
Institutional Class Shares	17.06%	50.70%	15.03%	16.52%*	*
S&P 500® Total Return Index	19.07%	56.35%	16.78%	16.70%*	**

*	Not Annualized.
**	The Gotham Enhanced S&P 500 Index Fund (the “Fund”) commenced operations on December 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” are 0.65% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.50% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). Prior to February 1, 2021, the Expense Limitations was 0.50% . The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Hedged Core Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six			Since
	Months*	1 year	3 Year	Inception
Institutional Class Shares	8.33%	27.98%	7.90%	9.52%**
HFRX Equity Hedge Index	10.63%	23.88%	2.10%	4.01%*	**

*	Not Annualized.
**	The Gotham Hedged Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” is 0.85% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2021

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2020, and held for the entire period through March 31, 2021.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized	Expenses Paid
	October 1, 2020	March 31, 2021	Expense Ratio*	During Period**
Gotham Absolute Return Fund
Institutional Class
Actual	$1,000.00	$1,095.90	1.50%	$7.84
Hypothetical (5% return before expenses)	1,000.00	1,017.45	1.50%	7.54

Gotham Enhanced Return Fund
Institutional Class
Actual	$1,000.00	$1,161.30	1.50%	$8.08
Hypothetical (5% return before expenses)	1,000.00	1,017.45	1.50%	7.54

Gotham Neutral Fund
Institutional Class
Actual	$1,000.00	$979.30	1.50%	$7.40
Hypothetical (5% return before expenses)	1,000.00	1,017.45	1.50%	7.54

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

March 31, 2021

(Unaudited)

	Beginning Account Value	Ending Account Value	Annualized	Expenses Paid
	October 1, 2020	March 31, 2021	Expense Ratio*	During Period**
Gotham Index Plus Fund
Institutional Class
Actual	$1,000.00	$1,172.00	1.15%	$6.23
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.15%	5.79
Investor Class
Actual	$1,000.00	$1,169.60	1.40%	$7.58
Hypothetical (5% return before expenses)	1,000.00	1,017.94	1.40%	7.05

Gotham Large Value Fund
Institutional Class
Actual	$1,000.00	$1,241.00	0.75%	$4.19
Hypothetical (5% return before expenses)	1,000.00	1,021.19	0.75%	3.78

Gotham Enhanced S&P 500 Index Fund
Institutional Class
Actual	$1,000.00	$1,170.60	0.50%	$2.73
Hypothetical (5% return before expenses)	1,000.00	1,022.42	0.50%	2.54

Gotham Hedged Core Fund
Institutional Class
Actual	$1,000.00	$1,083.30	0.85%	$4.41
Hypothetical (5% return before expenses)	1,000.00	1,020.69	0.85%	4.28

*

Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings, except for Gotham Large Value Fund and Gotham Enhanced S&P 500 Index Fund, which do not short securities or use leverage.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2021, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute Return Fund

	% of Net
	Assets	Value
Common Stocks:
Software & Services	12.5%	$58,748,209
Capital Goods	11.8	55,081,041
Retailing	8.8	41,388,477
Media & Entertainment	8.0	37,473,302
Health Care Equipment & Services	6.1	28,495,987
Pharmaceuticals, Biotechnology & Life Sciences	5.8	27,205,898
Technology Hardware & Equipment	5.8	26,944,042
Materials	5.5	25,613,600
Semiconductors & Semiconductor Equipment	4.8	22,458,535
Consumer Durables & Apparel	3.4	15,932,116
Consumer Services	3.4	15,768,364
Food, Beverage & Tobacco	3.3	15,444,816
Energy	3.3	15,284,055
Transportation	2.2	10,502,786
Commercial & Professional Services	2.0	9,186,346
Automobiles & Components	1.9	9,044,858
Food & Staples Retailing	1.7	7,791,791
Utilities	1.6	7,675,230
Household & Personal Products	1.2	5,873,352
Telecommunication Services	1.2	5,599,951
Diversified Financials	1.2	5,487,298
Corporate Bonds and Notes:
Capital Goods	0.0	801

Total Investments	95.5	447,000,855

Other Assets in Excess of Liabilities	4.5	21,165,970

NET ASSETS	100.0%	$468,166,825

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Return Fund

	% of Net
	Assets	Value
Common Stocks:
Software & Services	13.0%	$28,597,250
Capital Goods	10.1	22,341,635
Retailing	8.3	18,310,079
Media & Entertainment	7.8	17,132,009
Health Care Equipment & Services	6.6	14,501,304
Pharmaceuticals, Biotechnology & Life Sciences	5.9	13,033,628
Semiconductors & Semiconductor Equipment	5.5	12,119,808
Technology Hardware & Equipment	5.3	11,680,954
Materials	4.9	10,790,995
Consumer Durables & Apparel	3.4	7,454,276
Food, Beverage & Tobacco	3.3	7,246,422
Energy	3.3	7,224,353
Consumer Services	3.2	7,168,641
Diversified Financials	2.3	5,131,149
Transportation	2.2	4,982,067
Automobiles & Components	2.1	4,698,157
Utilities	2.1	4,638,304
Commercial & Professional Services	1.9	4,109,246
Food & Staples Retailing	1.5	3,428,023
Telecommunication Services	1.3	2,922,222
Household & Personal Products	1.3	2,834,637

Total Common Stocks	95.3	210,345,159

Other Assets in Excess of Liabilities	4.7	10,337,649

NET ASSETS	100.0%	$220,682,808

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral Fund

	% of Net
	Assets	Value
Common Stocks:
Capital Goods	14.2%	$5,681,956
Retailing	11.2	4,476,718
Software & Services	10.7	4,296,213
Materials	7.9	3,174,389
Health Care Equipment & Services	5.7	2,298,494
Pharmaceuticals, Biotechnology & Life Sciences	4.8	1,933,066
Consumer Durables & Apparel	4.7	1,873,812
Consumer Services	4.6	1,845,179
Media & Entertainment	4.4	1,746,748
Energy	4.2	1,676,619
Technology Hardware & Equipment	4.2	1,663,612
Semiconductors & Semiconductor Equipment	3.8	1,542,029
Food, Beverage & Tobacco	3.0	1,208,690
Commercial & Professional Services	2.8	1,115,249
Transportation	2.1	848,908
Automobiles & Components	2.0	814,795
Food & Staples Retailing	1.6	655,498
Utilities	1.2	490,204
Household & Personal Products	1.2	469,382
Telecommunication Services	0.7	264,925
Diversified Financials	0.5	196,461
Corporate Bonds and Notes:
Capital Goods	0.0	730

Total Investments	95.5	38,273,677

Other Assets in Excess of Liabilities	4.5	1,807,575

NET ASSETS	100.0%	$40,081,252

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus Fund

	% of Net
	Assets	Value
COMMON STOCKS:
Software & Services	11.3%	$48,269,891
Capital Goods	10.1	42,918,150
Retailing	8.3	35,544,708
Health Care Equipment & Services	6.0	25,673,738
Media & Entertainment	5.6	23,868,230
Pharmaceuticals, Biotechnology & Life Sciences	5.5	23,471,009
Materials	5.0	21,247,408
Semiconductors & Semiconductor Equipment	4.8	20,331,877
Diversified Financials	4.2	17,977,760
Food, Beverage & Tobacco	3.9	16,663,178
Technology Hardware & Equipment	3.4	14,536,136
Consumer Durables & Apparel	3.2	13,507,862
Banks	3.1	13,433,311
Energy	3.1	13,331,495
Utilities	2.7	11,627,983
Insurance	2.2	9,461,451
Real Estate	2.2	9,386,244
Transportation	2.0	8,369,577
Household & Personal Products	1.8	7,725,013
Commercial & Professional Services	1.7	7,197,363
Consumer Services	1.4	6,173,357
Telecommunication Services	1.4	5,958,208
Food & Staples Retailing	1.3	5,538,617
Automobiles & Components	0.4	1,879,802

Total Common Stocks	94.6	404,092,368

Other Assets in Excess of Liabilities	5.4	23,001,582

NET ASSETS	100.0%	$427,093,950

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Large Value Fund

	% of Net
	Assets	Value
COMMON STOCKS:
Capital Goods	14.2%	$13,023,433
Retailing	8.4	7,757,593
Food, Beverage & Tobacco	8.3	7,617,198
Materials	7.2	6,648,944
Pharmaceuticals, Biotechnology & Life Sciences	6.7	6,184,037
Diversified Financials	6.5	5,977,321
Semiconductors & Semiconductor Equipment	5.4	4,992,280
Health Care Equipment & Services	5.2	4,784,268
Technology Hardware & Equipment	5.1	4,650,994
Banks	4.4	4,079,776
Software & Services	4.0	3,646,487
Transportation	3.9	3,561,135
Telecommunication Services	2.5	2,279,387
Insurance	2.4	2,177,799
Automobiles & Components	2.4	2,163,584
Media & Entertainment	2.1	1,946,296
Household & Personal Products	2.0	1,871,217
Consumer Durables & Apparel	1.7	1,578,589
Food & Staples Retailing	1.7	1,511,282
Energy	1.6	1,476,166
Utilities	1.3	1,148,486
Commercial & Professional Services	1.0	927,081
Real Estate	0.8	771,421
Consumer Services	0.6	558,889

Total Common Stocks	99.4	91,333,663

Other Assets in Excess of Liabilities	0.6	545,269

NET ASSETS	100.0%	$91,878,932

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced S&P 500 Index Fund

	% of Net
	Assets	Value
COMMON STOCKS:
Software & Services	15.2%	$2,029,144
Retailing	11.7	1,556,627
Media & Entertainment	9.2	1,226,692
Technology Hardware & Equipment	9.1	1,209,583
Capital Goods	8.9	1,187,366
Food, Beverage & Tobacco	5.3	704,520
Pharmaceuticals, Biotechnology & Life Sciences	4.7	630,702
Diversified Financials	4.5	602,988
Materials	4.4	585,871
Telecommunication Services	4.4	584,996
Health Care Equipment & Services	4.1	551,459
Semiconductors & Semiconductor Equipment	3.0	399,559
Automobiles & Components	2.4	327,626
Food & Staples Retailing	2.2	295,189
Energy	1.7	225,601
Transportation	1.6	213,053
Household & Personal Products	1.5	198,365
Insurance	1.5	194,884
Real Estate	1.1	141,277
Consumer Durables & Apparel	1.0	135,377
Utilities	1.0	134,794
Banks	0.4	60,302
Commercial & Professional Services	0.4	49,318
Consumer Services	0.2	25,762

Total Common Stocks	99.5	13,271,055

Other Assets in Excess of Liabilities	0.5	71,269

NET ASSETS	100.0%	$13,342,324

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Core Fund

	% of Net
	Assets	Value
LONG POSITIONS:
Common Stocks:
Food, Beverage & Tobacco	23.6%	$2,784,627
Capital Goods	14.0	1,652,398
Retailing	12.6	1,489,051
Software & Services	9.4	1,110,643
Pharmaceuticals, Biotechnology & Life Sciences	9.1	1,078,874
Health Care Equipment & Services	9.0	1,063,589
Media & Entertainment	8.4	987,113
Household & Personal Products	8.2	964,442
Technology Hardware & Equipment	7.8	916,398
Materials	6.6	781,158
Food & Staples Retailing	5.8	686,191
Diversified Financials	3.9	457,055
Telecommunication Services	3.6	430,836
Transportation	3.1	361,806
Insurance	2.9	341,599
Utilities	2.5	291,913
Consumer Durables & Apparel	2.2	261,928
Consumer Services	1.8	209,118
Semiconductors & Semiconductor Equipment	1.7	198,914
Automobiles & Components	1.1	130,842
Energy	0.9	103,245
Commercial & Professional Services	0.6	69,158
Real Estate	0.2	24,325
Banks	0.0	487

Total Long Positions	139.0	16,395,710

	% of Net
	Assets	Value
SHORT POSITIONS:
Common Stocks:
Consumer Services	(0.1)%	$(9,946)
Transportation	(0.2)	(20,775)
Automobiles & Components	(0.2)	(24,713)
Commercial & Professional Services	(0.2)	(25,890)
Consumer Durables & Apparel	(0.4)	(46,525)
Telecommunication Services	(0.6)	(70,664)
Banks	(0.7)	(78,617)
Energy	(1.0)	(114,627)
Diversified Financials	(1.0)	(120,460)
Materials	(1.1)	(124,594)
Technology Hardware & Equipment	(1.3)	(158,637)
Insurance	(1.4)	(162,811)
Real Estate	(1.8)	(208,407)
Capital Goods	(1.8)	(213,082)
Pharmaceuticals, Biotechnology & Life Sciences	(2.6)	(308,130)
Software & Services	(3.5)	(413,852)
Semiconductors & Semiconductor Equipment	(3.8)	(453,114)
Retailing	(4.0)	(467,311)
Health Care Equipment & Services	(5.1)	(602,851)
Utilities	(9.5)	(1,126,416)

Total Short Positions	(40.3)	(4,751,422)

Other Assets in Excess of Liabilities	1.3	151,808

NET ASSETS	100.0%	$11,796,096

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 95.5%
Automobiles & Components — 1.9%
Adient PLC (Ireland)*	11,637	$514,355
American Axle & Manufacturing Holdings, Inc.*	59,946	579,078
Aptiv PLC (Jersey)*	4,666	643,441
BorgWarner, Inc.	1,287	59,665
Cooper Tire & Rubber Co.	2,414	135,136
Ford Motor Co.*	174,381	2,136,167
General Motors Co.	37,795	2,171,701
Gentex Corp.	14,295	509,903
Gentherm, Inc.*	3,310	245,304
Magna International, Inc. (Canada)	13,192	1,161,424
Tenneco, Inc., Class A*	39,880	427,514
Visteon Corp.*	2,460	299,997
Winnebago Industries, Inc.	2,097	160,861
XPEL, Inc.*	6	312

		9,044,858

Capital Goods — 11.8%
3M Co.(a)	12,097	2,330,850
A.O. Smith Corp.	2,871	194,108
Acuity Brands, Inc.	3,056	504,240
Advanced Drainage Systems, Inc.	6,028	623,235
AECOM*	15,009	962,227
AeroVironment, Inc.*	1,763	204,614
Alamo Group, Inc.	209	32,635
Albany International Corp., Class A	668	55,758
Altra Industrial Motion Corp.	2,037	112,687
AMETEK, Inc.	10,877	1,389,319
Apogee Enterprises, Inc.	3,673	150,152
Applied Industrial Technologies, Inc.	1,652	150,613
Atkore, Inc.*	7,089	509,699
Ballard Power Systems, Inc. (Canada)*	5,003	121,773
Barnes Group, Inc.	1,931	95,662
Beacon Roofing Supply, Inc.*	3,355	175,534
Boise Cascade Co.	1,357	81,189
Chart Industries, Inc.*	5,143	732,106
Colfax Corp.(a) *	44,358	1,943,324
Cubic Corp.	4,132	308,123
Cummins, Inc.	1,386	359,126
Deere & Co.(a)	6,079	2,274,397
Donaldson Co., Inc.	2,899	168,606
Dover Corp.	8,710	1,194,402
Dycom Industries, Inc.*	10,578	982,167

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Eaton Corp. PLC (Ireland)	4,438	$613,687
EMCOR Group, Inc.	3,263	365,978
Emerson Electric Co.	17,521	1,580,745
Enerpac Tool Group Corp.	216	5,642
EnerSys	420	38,136
Fastenal Co.	2,700	135,756
Flowserve Corp.	14,606	566,859
Fortive Corp.	12,358	872,969
Fortune Brands Home & Security, Inc.	14,072	1,348,379
Franklin Electric Co., Inc.	3,736	294,920
Generac Holdings, Inc.*	856	280,297
General Dynamics Corp.	4,631	840,804
Gibraltar Industries, Inc.*	2,536	232,069
GMS, Inc.*	2,371	98,989
Granite Construction, Inc.	3,166	127,432
HEICO Corp.	665	83,657
Herc Holdings, Inc.*	861	87,245
Honeywell International, Inc.	5,405	1,173,263
Howmet Aerospace, Inc.(a)*	137,356	4,413,248
Huntington Ingalls Industries, Inc.	1,555	320,097
Illinois Tool Works, Inc.	342	75,760
Ingersoll Rand, Inc.*	4,101	201,810
John Bean Technologies Corp.	69	9,200
Johnson Controls International PLC (Ireland)	7,034	419,719
Lockheed Martin Corp.(a)	5,486	2,027,077
Masco Corp.	24,840	1,487,916
Masonite International Corp. (Canada)*	1,604	184,845
MasTec, Inc.*	6,112	572,694
Middleby Corp. (The)*	5,550	919,912
MRC Global, Inc.*	7,040	63,571
MSC Industrial Direct Co., Inc., Class A	1,342	121,035
Mueller Industries, Inc.	6,382	263,896
Nordson Corp.	1,015	201,660
Northrop Grumman Corp.	2,955	956,356
NOW, Inc.*	27,102	273,459
nVent Electric PLC (Ireland)	3,326	92,829
Owens Corning	7,526	693,069
PACCAR, Inc.	1,156	107,416
Parker-Hannifin Corp.	2,427	765,549
Pentair PLC (Ireland)	22,499	1,402,138

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Primoris Services Corp.	1,565	$51,848
Quanta Services, Inc.(a)	24,949	2,195,013
RBC Bearings, Inc.*	887	174,535
Regal Beloit Corp.	1,693	241,557
REV Group, Inc.	917	17,570
Rexnord Corp.	4,172	196,459
Sensata Technologies Holding PLC (United Kingdom)*	759	43,984
Simpson Manufacturing Co., Inc.	5,904	612,422
SiteOne Landscape Supply, Inc.*	934	159,471
Snap-on, Inc.	4,820	1,112,167
Stanley Black & Decker, Inc.	5,573	1,112,761
Toro Co. (The)	2,593	267,442
TPI Composites, Inc.*	6,058	341,853
Trane Technologies PLC (Ireland)	10,635	1,760,731
TransDigm Group, Inc.*	2,664	1,566,219
UFP Industries, Inc.	5,860	444,422
United Rentals, Inc.(a)*	9,799	3,226,909
Univar Solutions, Inc.*	18,271	393,557
Valmont Industries, Inc.	2,063	490,313
Wabash National Corp.	10,040	188,752
Watsco, Inc.	633	165,055
Westinghouse Air Brake Technologies Corp.	1,070	84,701
WW Grainger, Inc.	296	118,675
Xylem, Inc.	1,312	137,996

		55,081,041

Commercial & Professional Services — 2.0%
ABM Industries, Inc.	8,252	420,935
ASGN, Inc.*	158	15,080
Booz Allen Hamilton Holding Corp.	1,686	135,774
Brady Corp., Class A	37	1,978
Brink’s Co. (The)	1,332	105,534
CACI International, Inc., Class A*	827	203,988
CBIZ, Inc.*	628	20,510
Cimpress PLC (Ireland)*	6,362	637,027
Cintas Corp.	564	192,499
Clean Harbors, Inc.*	2,386	200,567
Copart, Inc.*	3,393	368,514
CoreLogic, Inc.	6,482	513,698
Covanta Holding Corp.	64,287	891,018
FTI Consulting, Inc.*	695	97,376
Healthcare Services Group, Inc.	21,127	592,190

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
ICF International, Inc.	485	$42,389
Jacobs Engineering Group, Inc.	4,110	531,300
ManpowerGroup, Inc.	5,636	557,400
Nielsen Holdings PLC (United Kingdom)	21,378	537,657
Republic Services, Inc.	8,150	809,702
Robert Half International, Inc.	2,631	205,402
Rollins, Inc.	10,520	362,098
Science Applications International Corp.	2,672	223,352
Steelcase, Inc., Class A	14,426	207,590
Thomson Reuters Corp. (Canada)	6,908	604,934
TransUnion	1,152	103,680
TriNet Group, Inc.*	3,914	305,135
UniFirst Corp.	719	160,847
Verisk Analytics, Inc.	782	138,172

		9,186,346

Consumer Durables & Apparel — 3.4%
BRP, Inc. (Canada)	4	348
Brunswick Corp.	5,987	570,980
Callaway Golf Co.	2,173	58,128
Capri Holdings Ltd. (British Virgin Islands)*	17,555	895,305
Cavco Industries, Inc.*	401	90,470
Crocs, Inc.*	1,189	95,655
Deckers Outdoor Corp.*	1,224	404,434
DR Horton, Inc.	13,913	1,239,927
Garmin Ltd. (Switzerland)	6,295	829,996
G-III Apparel Group Ltd.*	14,607	440,255
Gildan Activewear, Inc. (Canada)	4,522	138,645
Hanesbrands, Inc.	6,985	137,395
Hasbro, Inc.	1,903	182,916
Helen of Troy Ltd. (Bermuda)*	235	49,505
Kontoor Brands, Inc.	11,655	565,617
La-Z-Boy, Inc.	7,122	302,543
Lovesac Co. (The)*	1,033	58,468
Mattel, Inc.*	6,549	130,456
Mohawk Industries, Inc.(a)*	10,957	2,107,141
Newell Brands, Inc.	7,883	211,107
NIKE, Inc., Class B	8,092	1,075,346
Polaris, Inc.	2,033	271,406
PulteGroup, Inc.	10,711	561,685
PVH Corp.	5,359	566,446
Skyline Champion Corp.*	184	8,328

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Smith & Wesson Brands, Inc.	25,894	$451,850
Sonos, Inc.*	13,907	521,095
Steven Madden Ltd.	28,342	1,056,023
Sturm Ruger & Co., Inc.	8,260	545,738
Tapestry, Inc.	6,867	282,989
Tempur Sealy International, Inc.	27,112	991,215
TopBuild Corp.*	203	42,514
Tupperware Brands Corp.*	8,156	215,400
Under Armour, Inc., Class C*	408	7,532
Whirlpool Corp.	2,166	477,278
YETI Holdings, Inc.*	4,819	347,980

		15,932,116

Consumer Services — 3.4%
Adtalem Global Education, Inc.*	12,906	510,303
Airbnb, Inc., Class A*	3,719	698,949
Bloomin’ Brands, Inc.*	50,111	1,355,503
Boyd Gaming Corp.*	15,873	935,872
Chipotle Mexican Grill, Inc.*	263	373,676
Chuy’s Holdings, Inc.*	265	11,745
Dine Brands Global, Inc.	12,559	1,130,687
Graham Holdings Co., Class B	405	227,788
Grand Canyon Education, Inc.*	4,323	462,993
Jack in the Box, Inc.	4,205	461,625
Laureate Education, Inc., Class A*	39,408	535,555
Marriott International, Inc., Class A*	5,821	862,148
McDonald’s Corp.	7,131	1,598,342
MGM Resorts International	45,152	1,715,324
Papa John’s International, Inc.	3,992	353,851
Penn National Gaming, Inc.*	5,507	577,354
Perdoceo Education Corp.*	33,251	397,682
Red Rock Resorts, Inc., Class A	33,854	1,103,302
Service Corp. International	7,592	387,572
Strategic Education, Inc.	3,426	314,884
Wendy’s Co. (The)	13,121	265,831
Wingstop, Inc.	610	77,574
WW International, Inc.*	625	19,550
Wyndham Hotels & Resorts, Inc.	3,253	226,994
Yum! Brands, Inc.	10,753	1,163,260

		15,768,364

Diversified Financials — 1.2%
Berkshire Hathaway, Inc., Class B*	1,510	385,760
BlackRock, Inc.	1,383	1,042,727
Donnelley Financial Solutions, Inc.*	854	23,767

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Federated Hermes, Inc.	4,131	$129,300
Intercontinental Exchange, Inc.	6,038	674,324
Invesco Ltd. (Bermuda)	7,989	201,483
Morningstar, Inc.	478	107,569
Nasdaq, Inc.	6,177	910,860
S&P Global, Inc.	3,519	1,241,750
Sprott, Inc. (Canada)	157	5,966
T Rowe Price Group, Inc.	4,451	763,792

		5,487,298

Energy — 3.3%
Antero Midstream Corp.	64,278	580,430
Antero Resources Corp.*	25,791	263,068
APA Corp.	49,791	891,259
Archrock, Inc.	8,404	79,754
Cactus, Inc., Class A	7,894	241,714
Callon Petroleum Co.*	839	32,343
Canadian Natural Resources Ltd. (Canada)	10,403	321,141
Cenovus Energy, Inc. (Canada)	17,321	130,254
Centennial Resource Development, Inc., Class A*	6,511	27,346
Cheniere Energy, Inc.*	2,169	156,190
Clean Energy Fuels Corp.*	19,823	272,368
Core Laboratories NV (Netherlands)	8,064	232,163
Devon Energy Corp.	42,748	934,044
DHT Holdings, Inc. (Marshall Islands)	37,682	223,454
EOG Resources, Inc.	14,849	1,076,998
Exxon Mobil Corp.	17,027	950,617
Green Plains, Inc.*	5,558	150,455
Halliburton Co.	54,539	1,170,407
Kosmos Energy Ltd.	176,404	541,560
Magnolia Oil & Gas Corp., Class A*	20,055	230,231
Marathon Oil Corp.	84,587	903,389
Marathon Petroleum Corp.	8,370	447,711
New Fortress Energy, Inc.	4,953	227,392
NexTier Oilfield Solutions, Inc.*	1,260	4,687
NOV, Inc.	12,689	174,093
Occidental Petroleum Corp.	65,444	1,742,119
Oceaneering International, Inc.*	14,366	164,060
Range Resources Corp.*	47,086	486,398
SM Energy Co.	30,824	504,589
Targa Resources Corp.	4,259	135,223
TechnipFMC PLC (United Kingdom)	364	2,810

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Vermilion Energy, Inc. (Canada)	14,802	$107,759
Whiting Petroleum Corp.*	2,199	77,955
Williams Cos., Inc. (The)	45,887	1,087,063
World Fuel Services Corp.	20,256	713,011

		15,284,055

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	2,812	991,174
Kroger Co. (The)	22,605	813,554
PriceSmart, Inc.	175	16,931
Sprouts Farmers Market, Inc.*	13,930	370,817
Sysco Corp.	7,273	572,676
United Natural Foods, Inc.*	15,812	520,847
US Foods Holding Corp.*	5,611	213,891
Walgreens Boots Alliance, Inc.	13,887	762,396
Walmart, Inc.(a)	25,842	3,510,119
Weis Markets, Inc.	343	19,386

		7,791,791

Food, Beverage & Tobacco — 3.3%
Altria Group, Inc.	23,358	1,194,995
Archer-Daniels-Midland Co.	3,417	194,769
Bunge Ltd. (Bermuda)	3,253	257,865
Coca-Cola Co. (The)	24,322	1,282,013
Coca-Cola Consolidated, Inc.	145	41,873
Conagra Brands, Inc.	13,525	508,540
Constellation Brands, Inc., Class A	6,915	1,576,620
Darling Ingredients, Inc.*	3,486	256,500
Flowers Foods, Inc.	6,190	147,322
General Mills, Inc.	10,209	626,016
Hain Celestial Group, Inc. (The)*	6,263	273,067
JM Smucker Co. (The)	7,594	960,869
Kellogg Co.	6,001	379,863
Kraft Heinz Co. (The)	43,134	1,725,360
Molson Coors Beverage Co., Class B	2,654	135,752
Mondelez International, Inc., Class A	17,357	1,015,905
Monster Beverage Corp.*	22,486	2,048,250
PepsiCo, Inc.	7,043	996,232
Philip Morris International, Inc.	9,477	840,989
SunOpta, Inc. (Canada)*	7,031	103,848
Tyson Foods, Inc., Class A	11,427	849,026
Vector Group Ltd.	2,089	29,142

		15,444,816

Health Care Equipment & Services — 6.1%
Abbott Laboratories	9,838	1,178,986

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Acadia Healthcare Co., Inc.*	2,833	$161,878
Align Technology, Inc.*	1,079	584,311
Allscripts Healthcare Solutions, Inc.*	9,927	149,054
AmerisourceBergen Corp.	210	24,795
AngioDynamics, Inc.*	92	2,153
Anthem, Inc.	3,166	1,136,436
Becton Dickinson and Co.	3,618	879,717
BioLife Solutions, Inc.*	827	29,772
Cerner Corp.	9,813	705,358
Chemed Corp.	161	74,031
Community Health Systems, Inc.*	8,164	110,377
CONMED Corp.	907	118,445
CorVel Corp.*	5	513
CVS Health Corp.	6,514	490,048
Danaher Corp.	6,667	1,500,608
DaVita, Inc.*	2,637	284,189
DENTSPLY SIRONA, Inc.	4,615	294,483
Ensign Group, Inc. (The)	1,730	162,343
Envista Holdings Corp.*	5,056	206,285
Fulgent Genetics, Inc.*	4,752	459,138
Glaukos Corp.*	924	77,551
HCA Healthcare, Inc.	6,174	1,162,811
Hill-Rom Holdings, Inc.	1,500	165,720
Hologic, Inc.(a)*	31,763	2,362,532
Humana, Inc.	1,861	780,224
ICU Medical, Inc.*	702	144,219
IDEXX Laboratories, Inc.*	2,371	1,160,154
Laboratory Corp. of America Holdings*	4,550	1,160,386
LeMaitre Vascular, Inc.	626	30,536
McKesson Corp.	3,938	768,068
Medtronic PLC (Ireland)	13,279	1,568,648
Meridian Bioscience, Inc.*	5,709	149,861
Merit Medical Systems, Inc.*	4,764	285,268
ModivCare , Inc.*	957	141,751
Natus Medical, Inc.*	1,142	29,247
Omnicell, Inc.*	4,027	522,986
Option Care Health, Inc.*	1,299	23,044
Owens & Minor, Inc.	5,831	219,187
Patterson Cos., Inc.	37,671	1,203,588
Progyny, Inc.*	609	27,107
Quest Diagnostics, Inc.	3,674	471,521
Quidel Corp.*	2,938	375,858

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Select Medical Holdings Corp.*	21,554	$734,991
STERIS PLC (Ireland)	887	168,956
Stryker Corp.	1,968	479,365
Teladoc Health, Inc.*	1,716	311,883
Tenet Healthcare Corp.*	8,781	456,612
Tivity Health, Inc.*	26,190	584,561
UnitedHealth Group, Inc.	4,677	1,740,171
Universal Health Services, Inc., Class B	4,609	614,795
Us Physical Therapy, Inc.	3	312
Varian Medical Systems, Inc.*	6,502	1,147,798
Veeva Systems, Inc., Class A*	515	134,539
Vocera Communications, Inc.*	1,150	44,229
West Pharmaceutical Services, Inc.	2,465	694,588

		28,495,987

Household & Personal Products — 1.2%
BellRing Brands, Inc., Class A*	20	472
Clorox Co. (The)	3,477	670,644
Colgate-Palmolive Co.	17,933	1,413,658
Edgewell Personal Care Co.	2,845	112,662
elf Beauty, Inc.*	12,591	337,817
Estee Lauder Cos., Inc. (The), Class A	4,169	1,212,554
Inter Parfums, Inc.	543	38,515
Procter & Gamble Co. (The)	12,372	1,675,540
Spectrum Brands Holdings, Inc.	3,375	286,875
WD-40 Co.	407	124,615

		5,873,352

Materials — 5.5%
Agnico Eagle Mines Ltd. (Canada)	1,308	75,615
Allegheny Technologies, Inc.*	37,281	785,138
Amcor PLC (Jersey)	34,690	405,179
Ashland Global Holdings, Inc.	2,434	216,066
Avient Corp.	36,412	1,721,195
Balchem Corp.	3	376
Barrick Gold Corp. (Canada)	15,432	305,554
Berry Global Group, Inc.*	2,974	182,604
Cabot Corp.	881	46,200
Carpenter Technology Corp.	10,562	434,626
CF Industries Holdings, Inc.	13,097	594,342
Chemours Co. (The)	40,061	1,118,103
Coeur Mining, Inc.*	5,007	45,213
Commercial Metals Co.	22,824	703,892
Corteva, Inc.	6,312	294,265

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Crown Holdings, Inc.	3,023	$293,352
Dow, Inc.	19,902	1,272,534
DuPont de Nemours, Inc.	2,705	209,042
Eastman Chemical Co.	3,519	387,512
Element Solutions, Inc.	1,800	32,922
First Majestic Silver Corp. (Canada)*	10,079	157,031
FMC Corp.	2,355	260,487
Franco-Nevada Corp. (Canada)	1,601	200,589
Freeport-McMoRan, Inc.	53,111	1,748,945
IAMGOLD Corp. (Canada)*	75,444	224,823
Ingevity Corp.*	5,147	388,753
Innospec, Inc.	1,026	105,360
International Paper Co.	10,765	582,064
Kaiser Aluminum Corp.	1,138	125,749
Kinross Gold Corp. (Canada)	77,618	517,712
Kraton Corp.*	8,767	320,785
Linde PLC (Ireland)	7,296	2,043,901
Louisiana-Pacific Corp.	2,312	128,224
Martin Marietta Materials, Inc.	1,289	432,872
Newmont Corp.	16,785	1,011,632
Nucor Corp.	8,330	668,649
Nutrien Ltd. (Canada)	2,917	157,197
O-I Glass, Inc.*	50,144	739,123
Pan American Silver Corp. (Canada)	19,561	587,417
PPG Industries, Inc.	6,327	950,695
PQ Group Holdings, Inc.	323	5,394
Pretium Resources, Inc. (Canada)*	31,584	327,526
Ranpak Holdings Corp.*	1,009	20,241
Reliance Steel & Aluminum Co.	722	109,953
RPM International, Inc.	3,909	359,042
Sealed Air Corp.	9,273	424,889
Sensient Technologies Corp.	3,779	294,762
Sherwin-Williams Co. (The)	2,341	1,727,681
Sonoco Products Co.	1,384	87,607
Southern Copper Corp.	2,979	202,185
Summit Materials, Inc., Class A*	3,585	100,452
Trinseo SA (Luxembourg)	3,415	217,433
United States Steel Corp.	24,879	651,083
Westrock Co.	3,495	181,915
Worthington Industries, Inc.	6,375	427,699

		25,613,600

Media & Entertainment — 8.0%
Activision Blizzard, Inc.	6,580	611,940

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Alphabet, Inc., Class A(a)*	3,436	$7,086,819
AMC Networks, Inc., Class A*	207	11,004
Cable One, Inc.	106	193,806
Cargurus, Inc.*	4,676	111,429
Charter Communications, Inc., Class A(a)*	3,677	2,268,783
DISH Network Corp., Class A*	30,368	1,099,322
EW Scripps Co. (The), Class A	2,166	41,739
Facebook, Inc., Class A(a)*	35,455	10,442,561
Fox Corp., Class A	28,743	1,037,910
Glu Mobile, Inc.*	982	12,255
Gray Television, Inc.	6,266	115,294
Interpublic Group of Cos., Inc. (The)	30,767	898,396
Lions Gate Entertainment Corp., Class B (Canada)*	1,532	19,763
Madison Square Garden Sports Corp.*	2,323	416,886
Meredith Corp.*	5,462	162,658
MSG Networks, Inc., Class A*	1,795	26,997
Netflix, Inc.(a)*	6,804	3,549,375
News Corp., Class A(a)	103,007	2,619,468
Nexstar Media Group, Inc., Class A	2,295	322,287
TechTarget, Inc.*	1,579	109,662
TEGNA, Inc.	13,662	257,255
Twitter, Inc.(a)*	54,117	3,443,465
ViacomCBS, Inc., Class B	2,511	113,246
Walt Disney Co. (The)(a)*	11,980	2,210,550
Warner Music Group Corp., Class A	8,460	290,432

		37,473,302

Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
AbbVie, Inc.	8,272	895,196
Agilent Technologies, Inc.	5,940	755,212
Alexion Pharmaceuticals, Inc.*	6,093	931,681
Avantor, Inc.*	6,725	194,554
Bausch Health Cos., Inc. (Canada)*	3,249	103,123
Biogen, Inc.*	2,635	737,141
Bio-Rad Laboratories, Inc., Class A*	1,489	850,472
Blueprint Medicines Corp.*	1,024	99,564
Denali Therapeutics, Inc.*	7,857	448,635
Emergent BioSolutions, Inc.*	3,233	300,378
Essa Pharma, Inc. (Canada)*	154	4,474
Gilead Sciences, Inc.	17,019	1,099,938
Halozyme Therapeutics, Inc.*	11,127	463,885

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
HEICO Corp. (Canada)*	58,641	$379,994
Horizon Therapeutics PLC (Ireland)*	14,094	1,297,212
Illumina, Inc.*	749	287,661
ImmunoGen, Inc.*	18,529	150,085
Innoviva, Inc.*	12,242	146,292
Jazz Pharmaceuticals PLC (Ireland)* .	3,657	601,101
Johnson & Johnson(a)	11,275	1,853,046
Luminex Corp.	2,598	82,876
MacroGenics, Inc.*	4,011	127,750
Merck & Co., Inc.(a)	34,342	2,647,425
Mettler-Toledo International, Inc.*	136	157,174
Morphic Holding, Inc.*	535	33,855
Ocular Therapeutix, Inc.*	9,316	152,876
PerkinElmer, Inc.	15,163	1,945,261
Pfizer, Inc.(a)	101,706	3,684,808
Precigen, Inc.*	282	1,943
Prestige Consumer Healthcare, Inc.*	4,672	205,942
Prothena Corp. PLC (Ireland)*	1,915	48,105
Sage Therapeutics, Inc.*	7,906	591,764
Seagen, Inc.*	5,077	704,992
Thermo Fisher Scientific, Inc.(a)	5,986	2,731,891
Translate Bio, Inc.*	5,349	88,205
United Therapeutics Corp.*	3,413	570,893
Vanda Pharmaceuticals, Inc.*	1,337	20,082
Waters Corp.*	2,306	655,296
Zoetis, Inc.	7,335	1,155,116

		27,205,898

Retailing — 8.8%
Abercrombie & Fitch Co., Class A	7,369	252,830
Advance Auto Parts, Inc.	2,041	374,503
Amazon.com, Inc.(a)*	1,656	5,123,796
American Eagle Outfitters, Inc.	21,928	641,175
AutoNation, Inc.*	5,264	490,710
AutoZone, Inc.*	479	672,660
Best Buy Co., Inc.	2,059	236,394
Booking Holdings, Inc.(a)*	1,248	2,907,640
Boot Barn Holdings, Inc.*	1,862	116,021
Buckle, Inc. (The)	10,362	407,019
Caleres, Inc.	359	7,826
Citi Trends, Inc.	1,307	109,500
Dillard’s, Inc., Class A	909	87,782
Dollar General Corp.	2,289	463,797
Dollar Tree, Inc.*	3,533	404,387

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
eBay, Inc.(a)	51,192	$3,134,998
Etsy, Inc.*	11,639	2,347,237
Expedia Group, Inc.	4,877	839,429
Foot Locker, Inc.	1,318	74,137
Gap, Inc. (The)	18,278	544,319
Genuine Parts Co.	7,793	900,793
Group 1 Automotive, Inc.	2,231	352,029
Guess?, Inc.	38,324	900,614
Home Depot, Inc. (The)	4,701	1,434,980
L Brands, Inc.(a)*	57,631	3,565,054
Lands’ End, Inc.*	24	595
LKQ Corp.*	13,615	576,323
Lowe’s Cos., Inc.(a)	16,009	3,044,592
Macy’s, Inc.	40,988	663,596
Murphy USA, Inc.	4,918	710,946
National Vision Holdings, Inc.*	4,768	208,981
ODP Corp. (The)*	3,096	134,026
Ollie’s Bargain Outlet Holdings, Inc.*	3,092	269,004
O’Reilly Automotive, Inc.*	1,176	596,526
Overstock.com, Inc.*	2,308	152,928
Quotient Technology, Inc.*	2,572	42,026
Qurate Retail, Inc., Series A	61,066	718,136
Shoe Carnival, Inc.	111	6,869
Shutterstock, Inc.	7,275	647,766
Signet Jewelers Ltd. (Bermuda)*	66,431	3,851,669
Sleep Number Corp.*	4,359	625,473
Sonic Automotive, Inc., Class A	23,743	1,176,941
Stamps.com, Inc.*	645	128,684
Target Corp.	2,531	501,315
Urban Outfitters, Inc.*	6,080	226,115
Wayfair, Inc., Class A*	1,184	372,664
Zumiez, Inc.*	8,011	343,672

		41,388,477

Semiconductors & Semiconductor Equipment — 4.8%
Alpha & Omega Semiconductor Ltd. (Bermuda)*	96	3,139
Amkor Technology, Inc.	24,352	577,386
Analog Devices, Inc.	600	93,048
Applied Materials, Inc.	12,579	1,680,554
Axcelis Technologies, Inc.*	3,357	137,939
Broadcom, Inc.	1,165	540,164
Cohu, Inc.*	4,394	183,845
Enphase Energy, Inc.*	1,050	170,268
First Solar, Inc.*	2,746	239,726

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Intel Corp.	15,169	$970,816
KLA Corp.	4,773	1,576,999
MACOM Technology Solutions Holdings, Inc.*	28,699	1,665,116
Marvell Technology Group Ltd. (Bermuda)	12,437	609,164
Maxim Integrated Products, Inc.	15,353	1,402,804
Microchip Technology, Inc.	3,169	491,892
Monolithic Power Systems, Inc.	920	324,953
NXP Semiconductors NV (Netherlands)	10,134	2,040,380
ON Semiconductor Corp.*	11,129	463,078
Qorvo, Inc.*	1,041	190,191
QUALCOMM, Inc.(a)	20,639	2,736,525
Rambus, Inc.*	8,579	166,776
Skyworks Solutions, Inc.(a)	11,133	2,042,683
SMART Global Holdings, Inc. (Cayman Islands)*	377	17,350
Synaptics, Inc.*	12,551	1,699,656
Teradyne, Inc.	3,061	372,462
Texas Instruments, Inc.	6,699	1,266,044
Ultra Clean Holdings, Inc.*	7,696	446,676
Veeco Instruments, Inc.*	1,822	37,788
Xilinx, Inc.	2,511	311,113

		22,458,535

Software & Services — 12.5%
Accenture PLC, Class A (Ireland)	5,802	1,602,802
ACI Worldwide, Inc.*	1,587	60,385
Adobe, Inc.*	4,314	2,050,746
Alliance Data Systems Corp.	2,278	255,341
Amdocs, Ltd. (Guernsey)	2,264	158,820
Aspen Technology, Inc.*	1,115	160,928
Autodesk, Inc.*	1,296	359,186
Automatic Data Processing, Inc.	7,809	1,471,762
Blackbaud, Inc.*	5,369	381,629
Brightcove, Inc.*	1,734	34,888
Broadridge Financial Solutions, Inc.	8,281	1,267,821
Cadence Design Systems, Inc.(a)*	16,399	2,246,499
CDK Global, Inc.	462	24,976
Cerence, Inc.*	4,122	369,249
CGI, Inc. (Canada)*	2,738	227,856
Cloudera, Inc.*	1,383	16,831
CommVault Systems, Inc.*	59	3,805

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cornerstone OnDemand, Inc.*	3,013	$131,307
Crowdstrike Holdings, Inc., Class A*	1,690	308,442
CSG Systems International, Inc.	1,942	87,176
Descartes Systems Group, Inc. (The) (Canada)*	513	31,247
Digital Turbine, Inc.*	6,464	519,447
Dynatrace, Inc.*	7,791	375,838
Fiserv, Inc.*	11,081	1,319,082
FleetCor Technologies, Inc.*	429	115,242
Fortinet, Inc.*	6,775	1,249,446
Gartner, Inc.*	6,338	1,157,002
Globant SA (Luxembourg)*	244	50,657
InterDigital, Inc.	2,584	163,955
International Business Machines Corp.	8,848	1,179,084
Jack Henry & Associates, Inc.	2,318	351,687
Manhattan Associates, Inc.*	1,099	129,001
Mastercard, Inc., Class A	1,227	436,873
McAfee Corp., Class A	380	8,641
Microsoft Corp.(a)	20,048	4,726,717
NortonLifeLock, Inc.	54,900	1,167,174
Open Text Corp. (Canada)	9,946	474,524
Oracle Corp.(a)	89,163	6,256,568
Paychex, Inc.(a)	25,176	2,467,752
Paylocity Holding Corp.*	17	3,057
PayPal Holdings, Inc.(a)*	19,920	4,837,373
Perficient, Inc.*	133	7,810
Progress Software Corp.	2,853	125,703
PTC, Inc.*	14,546	2,002,257
QAD, Inc., Class A	64	4,261
Sailpoint Technologies Holdings, Inc.*	23,163	1,172,974
salesforce.com, Inc.*	7,002	1,483,514
ServiceNow, Inc.(a)*	8,547	4,274,440
Shopify, Inc., Class A (Canada)*	730	807,745
SPS Commerce, Inc.*	2,088	207,359
Sykes Enterprises, Inc.*	79	3,482
Synopsys, Inc.*	8,320	2,061,530
Teradata Corp.*	19,872	765,867
Trade Desk, Inc. (The), Class A*	2,562	1,669,553
Tyler Technologies, Inc.*	335	142,218
Varonis Systems, Inc.*	1,785	91,642
Verint Systems, Inc.*	10,332	470,003
VeriSign, Inc.*	4,069	808,754
Visa, Inc., Class A	8,518	1,803,516

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)	29,373	$724,338
WEX, Inc.*	634	132,645
Workiva, Inc.*	1,868	164,870
Xperi Holding Corp.	6,298	137,107
Zoom Video Communications, Inc., Class A*	4,500	1,445,805

		58,748,209

Technology Hardware & Equipment — 5.8%
Amphenol Corp., Class A	3,737	246,530
Apple, Inc.(a)	64,935	7,931,810
Arrow Electronics, Inc.*	11,723	1,299,143
Badger Meter, Inc.	4,486	417,512
Calix, Inc.*	1,620	56,149
CDW Corp.	2,266	375,589
Cisco Systems, Inc.(a)	41,936	2,168,511
Cognex Corp.	1,518	125,979
Corning, Inc.	13,143	571,852
CTS Corp.	195	6,057
Dell Technologies, Inc., Class C*	10,522	927,514
Diebold Nixdorf, Inc.*	27,627	390,370
Dolby Laboratories, Inc., Class A	1,479	146,007
EchoStar Corp., Class A*	5,095	122,280
FARO Technologies, Inc.*	793	68,650
Hewlett Packard Enterprise Co.	46,751	735,861
HP, Inc.(a)	90,735	2,880,836
II-VI, Inc.*	5,260	359,626
Jabil, Inc.	2,615	136,398
Juniper Networks, Inc.	13,081	331,342
Lumentum Holdings, Inc.*	916	83,677
Methode Electronics, Inc.	1,065	44,709
NCR Corp.*	6,237	236,694
NetApp, Inc.	12,674	921,020
NETGEAR, Inc.*	4,885	200,774
NetScout Systems, Inc.*	24	676
Plantronics, Inc.*	4,440	172,760
Sanmina Corp.*	13,234	547,623
Seagate Technology PLC (Ireland)	10,030	769,802
SYNNEX Corp.	7,114	816,972
TE Connectivity Ltd. (Switzerland)	5,885	759,812
TTM Technologies, Inc.*	11,918	172,811
Ubiquiti, Inc.	1,864	556,031
Vontier Corp.*	21,893	662,701
Western Digital Corp.	12,124	809,277

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Xerox Holdings Corp.	5,973	$144,965
Zebra Technologies Corp., Class A*	1,537	745,722

		26,944,042

Telecommunication Services — 1.2%
AT&T, Inc.	58,301	1,764,771
Iridium Communications, Inc.*	14,791	610,129
Lumen Technologies, Inc.	19,698	262,968
T-Mobile US, Inc.*	8,109	1,015,977
Verizon Communications, Inc.	33,467	1,946,106

		5,599,951

Transportation — 2.2%
Alaska Air Group, Inc.*	898	62,151
ArcBest Corp.	476	33,496
Atlas Air Worldwide Holdings, Inc.*	3,210	194,012
CSX Corp.	12,940	1,247,675
Echo Global Logistics, Inc.*	10	314
Expeditors International of Washington, Inc.	1	108
FedEx Corp.	9,164	2,602,943
Golden Ocean Group Ltd. (Bermuda)	59	2,261
Kansas City Southern	1	264
Norfolk Southern Corp.(a)	9,356	2,512,273
Old Dominion Freight Line, Inc.	1,715	412,303
Ryder System, Inc.	4,797	362,893
Saia, Inc.*	520	119,902
Schneider National, Inc., Class B	8,467	211,421
SkyWest, Inc.	10,173	554,225
Southwest Airlines Co.	8,900	543,434
Union Pacific Corp.	3,233	712,586
United Parcel Service, Inc., Class B	5,474	930,525

		10,502,786

Utilities — 1.6%
AES Corp. (The)	24,802	664,942
Alliant Energy Corp.	1,507	81,619
Dominion Energy, Inc.(a)	35,876	2,725,141
Duke Energy Corp.	5,520	532,846
Exelon Corp.	30,220	1,321,823
IDACORP, Inc.	1,237	123,663
MDU Resources Group, Inc.	3,642	115,124
NextEra Energy, Inc.	3,226	243,918
NiSource, Inc.	31,992	771,327
NRG Energy, Inc.	11,795	445,025
South Jersey Industries, Inc.	7,019	158,489

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	7,904	$491,313

		7,675,230

TOTAL COMMON STOCKS (Cost $318,291,887)		447,000,054

	Par
	Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$785	801

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		801

TOTAL INVESTMENTS - 95.5%		447,000,855

(Cost $318,292,672)

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%		21,165,970

NET ASSETS - 100.0%		$468,166,825

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Over-the-counter total return swaps outstanding as of March 31, 2021

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 23, 2025 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (35.5)% of net assets as of March 31, 2021.

The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2021:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Long
Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	1,078	$7,681	$10,413	$2,714
Aptiv PLC (Jersey)	Morgan Stanley	3,628	535,026	500,301	(34,743)
BorgWarner, Inc.	Morgan Stanley	1	36	46	(8)
Cooper Tire & Rubber Co.	Morgan Stanley	6,315	217,393	353,514	137,898
Ford Motor Co.	Morgan Stanley	102,648	927,830	1,257,438	329,590
General Motors Co.	Morgan Stanley	23,327	1,016,094	1,340,369	324,680
Gentex Corp.	Morgan Stanley	3,824	133,427	136,402	2,957
Gentherm, Inc.	Morgan Stanley	63	4,355	4,669	296
Magna International, Inc. (Canada)	Morgan Stanley	1,457	125,515	128,274	3,081
Tenneco, Inc., Class A	Morgan Stanley	2,050	20,350	21,976	1,608
Visteon Corp.	Morgan Stanley	153	18,559	18,658	81
Winnebago Industries, Inc.	Morgan Stanley	549	41,058	42,114	1,038
XPEL, Inc.	Morgan Stanley	1	53	52	(19)

		145,094	3,047,377	3,814,226	769,173

Capital Goods
3M Co.	Morgan Stanley	4,602	746,872	886,713	155,782
A.O. Smith Corp.	Morgan Stanley	6,677	372,455	451,432	81,006
Advanced Drainage Systems, Inc.	Morgan Stanley	1,503	105,963	155,395	49,656
AECOM	Morgan Stanley	1	53	64	(7)
AeroVironment, Inc.	Morgan Stanley	563	64,047	65,342	1,277
Alamo Group, Inc.	Morgan Stanley	96	15,080	14,990	(108)
Altra Industrial Motion Corp.	Morgan Stanley	774	42,148	42,818	687
AMETEK, Inc.	Morgan Stanley	2,052	211,701	262,102	51,237
Apogee Enterprises, Inc.	Morgan Stanley	3,209	72,587	131,184	59,766
Applied Industrial Technologies, Inc.	Morgan Stanley	1	59	91	14
Atkore, Inc.	Morgan Stanley	8,474	223,571	609,281	385,691
Barnes Group, Inc.	Morgan Stanley	288	10,122	14,268	4,233
Beacon Roofing Supply, Inc.	Morgan Stanley	2,104	100,953	110,081	9,110
Boise Cascade Co.	Morgan Stanley	613	24,018	36,676	13,332
Cubic Corp.	Morgan Stanley	6,680	418,730	498,128	80,661
Cummins, Inc.	Morgan Stanley	6,293	1,211,065	1,630,579	443,663
Deere & Co.	Morgan Stanley	135	41,166	50,509	9,484
Donaldson Co., Inc.	Morgan Stanley	3,282	182,399	190,881	9,185
Dover Corp.	Morgan Stanley	138	15,273	18,924	3,754
Dycom Industries, Inc.	Morgan Stanley	7,477	314,689	694,239	379,532

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Capital Goods — (continued)
Eaton Corp. PLC (Ireland)	Morgan Stanley	86	$11,696	$11,892	$178
EMCOR Group, Inc.	Morgan Stanley	1,116	110,356	125,171	14,796
Emerson Electric Co.	Morgan Stanley	341	28,579	30,765	2,247
Enerpac Tool Group Corp.	Morgan Stanley	58	1,510	1,515	(13)
EnerSys	Morgan Stanley	109	9,960	9,897	(81)
Fastenal Co.	Morgan Stanley	297	13,782	14,933	2,727
Flowserve Corp.	Morgan Stanley	52	2,010	2,018	(12)
Fortive Corp.	Morgan Stanley	7,281	449,837	514,330	66,713
Fortune Brands Home & Security, Inc.	Morgan Stanley	48	4,090	4,599	496
Franklin Electric Co., Inc.	Morgan Stanley	1	68	79	(8)
Generac Holdings, Inc.	Morgan Stanley	224	67,869	73,349	5,462
General Dynamics Corp.	Morgan Stanley	2,172	327,947	394,348	66,383
Gibraltar Industries, Inc.	Morgan Stanley	216	11,238	19,766	8,509
GMS, Inc.	Morgan Stanley	2,468	60,418	103,039	42,602
Granite Construction, Inc.	Morgan Stanley	970	36,770	39,043	2,367
HEICO Corp.	Morgan Stanley	173	21,379	21,763	366
Herc Holdings, Inc.	Morgan Stanley	4,563	169,159	462,369	293,192
Honeywell International, Inc.	Morgan Stanley	171	34,716	37,119	2,493
Howmet Aerospace, Inc.	Morgan Stanley	15,484	261,671	497,501	235,812
Huntington Ingalls Industries, Inc.	Morgan Stanley	381	67,326	78,429	12,251
Ingersoll Rand, Inc.	Morgan Stanley	1,059	52,303	52,113	(208)
John Bean Technologies Corp.	Morgan Stanley	18	2,389	2,400	(7)
Johnson Controls International PLC (Ireland)	Morgan Stanley	6,645	304,715	396,507	95,075
Lockheed Martin Corp.	Morgan Stanley	1,027	360,072	379,477	21,739
Masco Corp.	Morgan Stanley	321	18,538	19,228	671
Masonite International Corp. (Canada)	Morgan Stanley	457	52,165	52,665	481
MasTec, Inc.	Morgan Stanley	1,885	171,967	176,625	4,639
Middleby Corp. (The)	Morgan Stanley	1,117	178,599	185,143	6,411
MRC Global, Inc.	Morgan Stanley	12,735	78,829	114,997	36,149
MSC Industrial Direct Co., Inc., Class A .	Morgan Stanley	774	63,205	69,807	7,149
Mueller Industries, Inc.	Morgan Stanley	61	1,683	2,522	839
Nordson Corp.	Morgan Stanley	283	54,732	56,226	1,499
Northrop Grumman Corp.	Morgan Stanley	1,233	369,168	399,048	30,945
NOW, Inc.	Morgan Stanley	27,932	234,159	281,834	47,656
nVent Electric PLC (Ireland)	Morgan Stanley	1	18	28	(9)
PACCAR, Inc.	Morgan Stanley	292	23,984	27,133	4,259
Parker-Hannifin Corp.	Morgan Stanley	1,946	502,056	613,827	113,282
Pentair PLC (Ireland)	Morgan Stanley	4,311	203,609	268,662	66,298
Primoris Services Corp.	Morgan Stanley	411	13,425	13,616	191
Quanta Services, Inc.	Morgan Stanley	547	27,199	48,125	20,964
RBC Bearings, Inc.	Morgan Stanley	204	24,876	40,141	15,247
Regal Beloit Corp.	Morgan Stanley	46	5,521	6,563	1,045
REV Group, Inc.	Morgan Stanley	240	4,522	4,598	58
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	196	11,388	11,358	(48)
Simpson Manufacturing Co., Inc.	Morgan Stanley	2	183	207	6

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Capital Goods — (continued)
Snap-on, Inc.	Morgan Stanley	3,741	$547,350	$863,198	$327,807
SPX FLOW, Inc.	Morgan Stanley	12,198	479,625	772,499	293,953
Stanley Black & Decker, Inc.	Morgan Stanley	2,376	415,005	474,416	61,633
Toro Co. (The)	Morgan Stanley	699	62,718	72,095	9,530
TPI Composites, Inc.	Morgan Stanley	543	21,414	30,641	9,209
Trane Technologies PLC (Ireland)	Morgan Stanley	370	50,042	61,257	11,509
UFP Industries, Inc.	Morgan Stanley	88	4,653	6,674	2,027
United Rentals, Inc.	Morgan Stanley	409	71,146	134,688	63,523
Watsco, Inc.	Morgan Stanley	189	42,626	49,282	8,388
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	1	57	79	4
WW Grainger, Inc.	Morgan Stanley	79	29,271	31,673	2,447
Xylem, Inc.	Morgan Stanley	344	33,222	36,182	3,025

		175,953	10,379,766	14,061,156	3,761,821

Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	11,257	415,952	574,219	163,619
ASGN, Inc.	Morgan Stanley	42	3,951	4,008	39
Booz Allen Hamilton Holding Corp.	Morgan Stanley	4,657	400,167	375,028	(24,830)
Brady Corp., Class A	Morgan Stanley	10	543	535	(27)
Brink’s Co. (The)	Morgan Stanley	313	24,683	24,799	98
CACI International, Inc., Class A	Morgan Stanley	1,003	212,964	247,400	34,452
CBIZ, Inc.	Morgan Stanley	142	4,587	4,638	32
Cintas Corp.	Morgan Stanley	1,466	450,680	500,360	55,762
Copart, Inc.	Morgan Stanley	1,663	182,816	180,618	(2,528)
CoreLogic, Inc.	Morgan Stanley	3,314	268,990	262,635	(6,375)
Covanta Holding Corp.	Morgan Stanley	308	2,588	4,269	1,719
FTI Consulting, Inc.	Morgan Stanley	301	34,942	42,173	8,775
Healthcare Services Group, Inc.	Morgan Stanley	2,233	58,816	62,591	4,120
ICF International, Inc.	Morgan Stanley	148	13,020	12,935	(87)
Jacobs Engineering Group, Inc.	Morgan Stanley	1,631	183,792	210,839	27,274
ManpowerGroup, Inc.	Morgan Stanley	10	966	989	4
Nielsen Holdings PLC (United Kingdom).	Morgan Stanley	1,125	20,999	28,294	7,354
Republic Services, Inc.	Morgan Stanley	4,193	360,977	416,575	60,860
Robert Half International, Inc.	Morgan Stanley	693	52,280	54,103	1,885
Rollins, Inc.	Morgan Stanley	3,008	104,128	103,535	(976)
Science Applications International Corp.	Morgan Stanley	89	7,584	7,440	(163)
Steelcase, Inc., Class A	Morgan Stanley	1,135	12,568	16,333	3,959
Thomson Reuters Corp. (Canada)	Morgan Stanley	2,647	221,985	231,798	10,642
TriNet Group, Inc.	Morgan Stanley	1	58	78	1
UniFirst Corp.	Morgan Stanley	51	11,455	11,409	(65)
Verisk Analytics, Inc.	Morgan Stanley	209	37,512	36,928	(1,592)

		41,649	3,089,003	3,414,529	343,952

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Consumer Durables & Apparel
BRP, Inc. (Canada)	Morgan Stanley	1	$87	$87	$8
Callaway Golf Co.	Morgan Stanley	447	11,969	11,957	(31)
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	4,350	63,592	221,850	158,240
Cavco Industries, Inc.	Morgan Stanley	431	77,240	97,238	20,063
Crocs, Inc.	Morgan Stanley	207	16,205	16,653	390
Deckers Outdoor Corp.	Morgan Stanley	367	118,539	121,264	2,707
DR Horton, Inc.	Morgan Stanley	343	25,780	30,568	4,825
Garmin Ltd. (Switzerland)	Morgan Stanley	721	68,811	95,064	27,085
G-III Apparel Group Ltd.	Morgan Stanley	18,012	203,954	542,882	338,909
Gildan Activewear, Inc. (Canada)	Morgan Stanley	3,464	65,323	106,206	40,849
Hanesbrands, Inc.	Morgan Stanley	182	3,569	3,580	(8)
Hasbro, Inc.	Morgan Stanley	630	59,068	60,556	1,653
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	62	13,135	13,061	(92)
Kontoor Brands, Inc.	Morgan Stanley	1,715	37,093	83,229	47,489
La-Z-Boy, Inc.	Morgan Stanley	1,252	40,116	53,185	13,431
Lovesac Co. (The)	Morgan Stanley	273	14,864	15,452	569
Mattel, Inc.	Morgan Stanley	1,759	33,163	35,039	1,858
Mohawk Industries, Inc.	Morgan Stanley	1,334	113,166	256,542	143,357
Newell Brands, Inc.	Morgan Stanley	2,850	59,982	76,323	17,258
NIKE, Inc., Class B	Morgan Stanley	2,991	355,309	397,474	46,360
Polaris, Inc.	Morgan Stanley	554	50,206	73,959	24,427
PulteGroup, Inc.	Morgan Stanley	221	10,764	11,589	815
PVH Corp.	Morgan Stanley	8,829	450,417	933,225	482,790
Skyline Champion Corp.	Morgan Stanley	49	2,155	2,218	44
Smith & Wesson Brands, Inc.	Morgan Stanley	8,214	135,887	143,334	8,162
Sonos, Inc.	Morgan Stanley	3,657	140,747	137,028	(3,737)
Steven Madden Ltd.	Morgan Stanley	1,860	38,497	69,304	31,068
Sturm Ruger & Co., Inc.	Morgan Stanley	2,381	163,757	157,313	(2,221)
Tapestry, Inc.	Morgan Stanley	1,792	73,727	73,848	102
Tempur Sealy International, Inc.	Morgan Stanley	629	12,820	22,996	10,202
TopBuild Corp.	Morgan Stanley	1	190	209	1
Tupperware Brands Corp.	Morgan Stanley	2,144	29,336	56,623	27,268
Under Armour, Inc., Class C	Morgan Stanley	101	1,793	1,864	53
Whirlpool Corp.	Morgan Stanley	1,008	167,968	222,113	57,168
YETI Holdings, Inc.	Morgan Stanley	1,470	95,449	106,149	10,690

		74,301	2,754,678	4,249,982	1,511,752

Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	10,758	334,300	425,371	91,053
Airbnb, Inc., Class A	Morgan Stanley	858	157,009	161,253	4,225
Chipotle Mexican Grill, Inc.	Morgan Stanley	69	98,733	98,037	(715)
Chuy’s Holdings, Inc.	Morgan Stanley	70	3,003	3,102	81
Graham Holdings Co., Class B	Morgan Stanley	380	184,194	213,727	29,927
Grand Canyon Education, Inc.	Morgan Stanley	1,511	147,563	161,828	14,246
Jack in the Box, Inc.	Morgan Stanley	4,740	433,111	520,357	90,001
Laureate Education, Inc., Class A	Morgan Stanley	22,211	268,343	301,847	33,486

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Consumer Services — (continued)
Marriott International, Inc., Class A	Morgan Stanley	2,226	$279,057	$329,693	$50,352
McDonald’s Corp.	Morgan Stanley	1,722	362,601	385,969	25,620
Papa John’s International, Inc.	Morgan Stanley	1,644	131,938	145,724	15,088
Penn National Gaming, Inc.	Morgan Stanley	1,447	157,887	151,703	(6,202)
Perdoceo Education Corp.	Morgan Stanley	5,134	61,404	61,403	(20)
Red Rock Resorts, Inc., Class A	Morgan Stanley	22,003	244,614	717,078	472,445
Service Corp. International	Morgan Stanley	1,381	60,669	70,500	11,397
Strategic Education, Inc.	Morgan Stanley	448	38,830	41,176	2,844
Wendy’s Co. (The)	Morgan Stanley	4,307	88,888	87,260	(1,408)
Wingstop, Inc.	Morgan Stanley	163	20,432	20,729	1,150
WW International, Inc.	Morgan Stanley	167	5,033	5,224	172
Yum! Brands, Inc.	Morgan Stanley	8,356	781,599	903,952	133,527

		89,595	3,859,208	4,805,933	967,269

Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	16,737	3,687,260	4,275,801	588,487
BlackRock, Inc.	Morgan Stanley	1,093	610,262	824,078	221,966
Donnelley Financial Solutions, Inc.	Morgan Stanley	230	6,378	6,401	4
Federated Hermes, Inc.	Morgan Stanley	2,476	53,976	77,499	28,150
Intercontinental Exchange, Inc.	Morgan Stanley	1,583	177,318	176,789	(170)
Invesco Ltd. (Bermuda)	Morgan Stanley	2,102	51,491	53,012	1,503
Morningstar, Inc.	Morgan Stanley	176	40,254	39,607	(665)
Nasdaq, Inc.	Morgan Stanley	2,142	268,655	315,859	49,127
S&P Global, Inc.	Morgan Stanley	930	305,084	328,169	24,204
Sprott, Inc. (Canada)	Morgan Stanley	63	2,380	2,394	(5)
T Rowe Price Group, Inc.	Morgan Stanley	1,295	175,487	222,222	48,756

		28,827	5,378,545	6,321,831	961,357

Energy
Antero Midstream Corp.	Morgan Stanley	1,170	9,449	10,565	1,098
Antero Resources Corp.	Morgan Stanley	20,988	194,713	214,078	19,372
APA Corp.	Morgan Stanley	1,554	28,220	27,817	(421)
Archrock, Inc.	Morgan Stanley	21,113	189,468	200,362	13,571
Cactus, Inc., Class A	Morgan Stanley	318	5,837	9,737	3,939
Callon Petroleum Co.	Morgan Stanley	221	8,079	8,520	422
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	10,606	168,903	327,407	163,439
Centennial Resource Development, Inc., Class A	Morgan Stanley	1,712	7,031	7,190	141
Clean Energy Fuels Corp.	Morgan Stanley	19,899	51,672	273,412	221,722
Devon Energy Corp.	Morgan Stanley	19,415	410,125	424,218	19,145
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	77,669	422,230	460,577	65,941
EOG Resources, Inc.	Morgan Stanley	9,372	355,396	679,751	330,956
Exxon Mobil Corp.	Morgan Stanley	4,482	244,920	250,230	5,818
Green Plains, Inc.	Morgan Stanley	1,506	38,635	40,767	2,114
Halliburton Co.	Morgan Stanley	3,931	46,965	84,359	37,728
Kosmos Energy Ltd.	Morgan Stanley	693	1,114	2,128	995
Magnolia Oil & Gas Corp., Class A	Morgan Stanley	1,127	8,454	12,938	4,490

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Energy — (continued)
Marathon Oil Corp.	Morgan Stanley	21,637	$241,149	$231,083	$(11,169)
Marathon Petroleum Corp.	Morgan Stanley	12,020	438,355	642,950	231,610
New Fortress Energy, Inc.	Morgan Stanley	1,300	63,313	59,683	(3,571)
NexTier Oilfield Solutions, Inc.	Morgan Stanley	255	927	949	(8)
NOV, Inc.	Morgan Stanley	5,487	68,664	75,282	6,903
Occidental Petroleum Corp.	Morgan Stanley	47,623	865,631	1,267,724	402,809
Oceaneering International, Inc.	Morgan Stanley	3,742	48,359	42,734	(5,644)
Range Resources Corp.	Morgan Stanley	7,210	73,208	74,479	1,145
SM Energy Co.	Morgan Stanley	17,698	104,129	289,716	185,569
Targa Resources Corp.	Morgan Stanley	1,102	35,164	34,989	(194)
Vermilion Energy, Inc. (Canada)	Morgan Stanley	4,478	25,974	32,600	6,607
Whiting Petroleum Corp.	Morgan Stanley	579	19,489	20,526	1,018
Williams Cos., Inc. (The)	Morgan Stanley	7,204	164,779	170,663	6,556
World Fuel Services Corp.	Morgan Stanley	15,104	415,846	531,661	119,146

		341,215	4,756,198	6,509,095	1,831,247

Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	326	110,954	114,908	5,575
Kroger Co. (The)	Morgan Stanley	4,965	158,367	178,690	20,874
PriceSmart, Inc.	Morgan Stanley	45	4,277	4,354	59
Sprouts Farmers Market, Inc.	Morgan Stanley	5,400	110,624	143,748	33,105
Sysco Corp.	Morgan Stanley	3,299	212,284	259,763	50,832
United Natural Foods, Inc.	Morgan Stanley	2,671	94,950	87,983	(6,986)
US Foods Holding Corp.	Morgan Stanley	1,469	31,661	55,998	24,319
Walgreens Boots Alliance, Inc.	Morgan Stanley	3,778	151,580	207,412	58,492
Walmart, Inc.	Morgan Stanley	2,126	292,138	288,774	(2,300)
Weis Markets, Inc.	Morgan Stanley	92	5,258	5,200	(76)

		24,171	1,172,093	1,346,830	183,894

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	4,223	175,911	216,049	48,451
Archer-Daniels-Midland Co.	Morgan Stanley	841	48,354	47,937	(435)
Bunge Ltd. (Bermuda)	Morgan Stanley	1,880	141,919	149,028	7,300
Coca-Cola Co. (The)	Morgan Stanley	870	44,154	45,858	1,685
Coca-Cola Consolidated, Inc.	Morgan Stanley	254	63,440	73,350	10,100
Conagra Brands, Inc.	Morgan Stanley	6,475	227,287	243,460	18,361
Constellation Brands, Inc., Class A	Morgan Stanley	145	30,052	33,060	3,070
Darling Ingredients, Inc.	Morgan Stanley	916	65,336	67,399	2,045
Flowers Foods, Inc.	Morgan Stanley	4,620	107,716	109,956	3,875
General Mills, Inc.	Morgan Stanley	5,772	337,473	353,939	20,112
Hain Celestial Group, Inc. (The)	Morgan Stanley	1,821	78,089	79,396	1,288
JM Smucker Co. (The)	Morgan Stanley	3,034	335,404	383,892	54,534
Kellogg Co.	Morgan Stanley	2,542	151,197	160,909	13,446
Kraft Heinz Co. (The)	Morgan Stanley	13,343	416,702	533,720	126,768
Molson Coors Beverage Co., Class B	Morgan Stanley	9,320	346,542	476,718	130,158
Mondelez International, Inc., Class A	Morgan Stanley	4,518	249,417	264,439	16,758
Monster Beverage Corp.	Morgan Stanley	8,308	699,130	756,776	57,891
PepsiCo, Inc.	Morgan Stanley	299	39,957	42,294	2,591

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Food, Beverage & Tobacco — (continued)
Philip Morris International, Inc.	Morgan Stanley	2,566	$200,766	$227,707	$33,658
SunOpta, Inc. (Canada)	Morgan Stanley	1,852	27,098	27,354	237
Tyson Foods, Inc., Class A	Morgan Stanley	3,179	193,694	236,200	45,959
Vector Group Ltd.	Morgan Stanley	553	7,836	7,714	(79)

		77,331	3,987,474	4,537,155	597,773

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	2,496	294,705	299,121	2,952
Acadia Healthcare Co., Inc.	Morgan Stanley	1,788	101,789	102,166	359
Align Technology, Inc.	Morgan Stanley	1,491	792,297	807,421	11,466
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	12,900	109,007	193,694	84,668
AmerisourceBergen Corp.	Morgan Stanley	5,903	593,318	696,967	106,278
AngioDynamics, Inc.	Morgan Stanley	26	605	608	(15)
Anthem, Inc.	Morgan Stanley	657	190,454	235,830	46,149
Becton Dickinson and Co.	Morgan Stanley	4,058	1,021,008	986,703	(34,528)
BioLife Solutions, Inc.	Morgan Stanley	187	7,068	6,732	(355)
Cerner Corp.	Morgan Stanley	1,204	86,138	86,544	(144)
Chemed Corp.	Morgan Stanley	102	45,580	46,902	1,166
Community Health Systems, Inc.	Morgan Stanley	21,456	175,179	290,085	114,888
CorVel Corp.	Morgan Stanley	2	208	205	(21)
CVS Health Corp.	Morgan Stanley	3,482	223,538	261,951	41,149
Danaher Corp.	Morgan Stanley	3,272	692,427	736,462	45,493
DENTSPLY SIRONA, Inc.	Morgan Stanley	1	52	64	(6)
Ensign Group, Inc. (The)	Morgan Stanley	1,254	73,951	117,675	44,054
Envista Holdings Corp.	Morgan Stanley	6,064	187,351	247,411	60,042
Fulgent Genetics, Inc.	Morgan Stanley	1,181	121,536	114,108	(7,446)
Glaukos Corp.	Morgan Stanley	244	20,794	20,479	(333)
HCA Healthcare, Inc.	Morgan Stanley	247	40,213	46,520	6,401
Hill-Rom Holdings, Inc.	Morgan Stanley	392	39,979	43,308	3,416
Hologic, Inc.	Morgan Stanley	3,722	229,681	276,842	47,143
ICU Medical, Inc.	Morgan Stanley	225	46,104	46,224	102
IDEXX Laboratories, Inc.	Morgan Stanley	1,153	457,122	564,174	107,034
Laboratory Corp. of America Holdings	Morgan Stanley	3,250	677,489	828,848	151,888
LeMaitre Vascular, Inc.	Morgan Stanley	175	8,479	8,537	46
McKesson Corp.	Morgan Stanley	900	154,900	175,536	20,908
Medtronic PLC (Ireland)	Morgan Stanley	632	72,154	74,658	2,835
Meridian Bioscience, Inc.	Morgan Stanley	3,308	63,013	86,835	23,834
Merit Medical Systems, Inc.	Morgan Stanley	2,437	135,010	145,928	11,041
ModivCare, Inc.	Morgan Stanley	357	35,804	52,879	17,835
Natus Medical, Inc.	Morgan Stanley	2,046	43,566	52,398	9,012
Omnicell, Inc.	Morgan Stanley	1,055	135,383	137,013	1,646
Option Care Health, Inc.	Morgan Stanley	347	6,113	6,156	24
Owens & Minor, Inc.	Morgan Stanley	2,060	55,306	77,435	26,748
Patterson Cos., Inc.	Morgan Stanley	141	4,417	4,505	68
Progyny, Inc.	Morgan Stanley	157	6,787	6,988	182
Quest Diagnostics, Inc.	Morgan Stanley	4,752	579,155	609,872	33,240
Quidel Corp.	Morgan Stanley	775	115,899	99,146	(16,772)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Health Care Equipment & Services — (continued)
Select Medical Holdings Corp.	Morgan Stanley	45	$1,498	$1,535	$18
Stryker Corp.	Morgan Stanley	228	53,876	55,536	1,750
Tivity Health, Inc.	Morgan Stanley	321	7,417	7,165	(271)
UnitedHealth Group, Inc.	Morgan Stanley	1,251	423,195	465,459	43,511
US Physical Therapy, Inc.	Morgan Stanley	1	106	104	(21)
Varian Medical Systems, Inc.	Morgan Stanley	1,704	294,089	300,807	6,795
Veeva Systems, Inc., Class A	Morgan Stanley	137	34,767	35,790	957
Vocera Communications, Inc.	Morgan Stanley	302	11,820	11,615	(224)
West Pharmaceutical Services, Inc.	Morgan Stanley	161	45,140	45,366	(738)

		100,049	8,515,487	9,518,307	1,014,224

Household & Personal Products
BellRing Brands, Inc., Class A	Morgan Stanley	4	95	94	(19)
Clorox Co. (The)	Morgan Stanley	3,524	736,420	679,709	(54,447)
Colgate-Palmolive Co.	Morgan Stanley	5,981	451,527	471,482	23,649
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	1,134	265,747	329,824	65,230
Inter Parfums, Inc.	Morgan Stanley	157	11,432	11,136	(299)
Procter & Gamble Co. (The)	Morgan Stanley	1,440	185,551	195,019	9,450
Spectrum Brands Holdings, Inc.	Morgan Stanley	886	72,770	75,310	2,663
WD-40 Co.	Morgan Stanley	107	32,122	32,761	621

		13,233	1,755,664	1,795,335	46,848

Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	5,730	383,043	331,251	(50,616)
Amcor PLC (Jersey)	Morgan Stanley	27,185	289,075	317,521	34,879
Ashland Global Holdings, Inc.	Morgan Stanley	3,406	293,215	302,351	9,814
Avient Corp.	Morgan Stanley	1,948	47,410	92,082	45,867
Balchem Corp.	Morgan Stanley	1	126	125	(6,531)
Barrick Gold Corp. (Canada)	Morgan Stanley	4,043	80,776	80,051	(427)
Berry Global Group, Inc.	Morgan Stanley	2,006	115,204	123,168	8,165
Carpenter Technology Corp.	Morgan Stanley	10,578	218,583	435,285	221,527
CF Industries Holdings, Inc.	Morgan Stanley	1,076	28,424	48,829	21,032
Coeur Mining, Inc.	Morgan Stanley	1,317	11,633	11,893	241
Corteva, Inc.	Morgan Stanley	1,757	81,057	81,911	891
Crown Holdings, Inc.	Morgan Stanley	1,091	100,767	105,871	5,323
Dow, Inc.	Morgan Stanley	624	28,086	39,899	12,667
DuPont de Nemours, Inc.	Morgan Stanley	1	71	77	(12)
Eastman Chemical Co.	Morgan Stanley	712	58,100	78,405	21,494
Element Solutions, Inc.	Morgan Stanley	474	8,693	8,669	(42)
FMC Corp.	Morgan Stanley	25	2,668	2,765	100
Franco-Nevada Corp. (Canada)	Morgan Stanley	1,017	123,787	127,420	2,022
Freeport-McMoRan, Inc.	Morgan Stanley	2,162	69,487	71,195	1,689
IAMGOLD Corp. (Canada)	Morgan Stanley	48,451	166,023	144,384	(21,657)
Ingevity Corp.	Morgan Stanley	23	1,591	1,737	135
Innospec, Inc.	Morgan Stanley	11	708	1,130	409
International Paper Co.	Morgan Stanley	3,473	171,965	187,785	17,087
Kaiser Aluminum Corp.	Morgan Stanley	2,372	161,326	262,106	104,048
Kinross Gold Corp. (Canada)	Morgan Stanley	49,098	348,482	327,484	(19,546)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Materials — (continued)
Linde PLC (Ireland)	Morgan Stanley	345	$86,594	$96,648	$10,401
Louisiana-Pacific Corp.	Morgan Stanley	1,170	40,870	64,888	24,392
Martin Marietta Materials, Inc.	Morgan Stanley	314	87,101	105,447	18,520
Newmont Corp.	Morgan Stanley	1,979	118,991	119,274	2,111
Nucor Corp.	Morgan Stanley	410	17,276	32,911	16,113
Nutrien Ltd. (Canada)	Morgan Stanley	765	42,378	41,226	(928)
O-I Glass, Inc.	Morgan Stanley	4,575	48,876	67,436	18,541
Pan American Silver Corp. (Canada)	Morgan Stanley	1,910	57,081	57,357	311
PPG Industries, Inc.	Morgan Stanley	1,992	250,857	299,318	51,144
PQ Group Holdings, Inc.	Morgan Stanley	95	1,594	1,587	(26)
Pretium Resources, Inc. (Canada)	Morgan Stanley	12,640	151,899	131,077	(20,840)
Ranpak Holdings Corp.	Morgan Stanley	268	5,440	5,376	(83)
RPM International, Inc.	Morgan Stanley	1,241	107,338	113,986	8,129
Sealed Air Corp.	Morgan Stanley	1,974	80,280	90,449	10,786
Sherwin-Williams Co. (The)	Morgan Stanley	691	474,863	509,965	36,907
Sonoco Products Co.	Morgan Stanley	361	21,767	22,851	1,140
Southern Copper Corp.	Morgan Stanley	171	11,791	11,606	(203)
Trinseo SA (Luxembourg)	Morgan Stanley	833	49,049	53,037	3,969
United States Steel Corp.	Morgan Stanley	5,607	105,220	146,735	41,520
Westrock Co.	Morgan Stanley	1,031	42,975	53,663	10,876
Worthington Industries, Inc.	Morgan Stanley	1,799	81,185	120,695	40,918

		208,752	4,673,725	5,328,926	682,257

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	11,682	912,470	1,086,426	172,030
Alphabet, Inc., Class A	Morgan Stanley	113	214,028	233,065	19,799
AMC Networks, Inc., Class A	Morgan Stanley	52	2,801	2,764	(56)
Cable One, Inc.	Morgan Stanley	39	71,920	71,306	(633)
Cargurus, Inc.	Morgan Stanley	1,671	44,246	39,820	(4,445)
Charter Communications, Inc., Class A .	Morgan Stanley	178	107,017	109,830	2,795
DISH Network Corp., Class A	Morgan Stanley	6,432	188,585	232,838	44,235
EW Scripps Co. (The), Class A	Morgan Stanley	548	11,584	10,560	(1,042)
Facebook, Inc., Class A	Morgan Stanley	140	38,602	41,234	2,613
Fox Corp., Class A	Morgan Stanley	3,428	95,263	123,785	30,292
Glu Mobile, Inc.	Morgan Stanley	272	3,393	3,395	(17)
Gray Television, Inc.	Morgan Stanley	6,670	115,792	122,728	7,451
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	5,540	107,575	161,768	58,075
Lions Gate Entertainment Corp., Class B(Canada)	Morgan Stanley	402	5,466	5,186	(299)
Madison Square Garden Sports Corp.	Morgan Stanley	1,951	320,936	350,126	29,296
Meredith Corp.	Morgan Stanley	3,317	67,069	98,780	31,693
MSG Networks, Inc., Class A	Morgan Stanley	6,826	71,544	102,663	31,101
Netflix, Inc.	Morgan Stanley	1,104	571,024	575,913	4,870
News Corp., Class A	Morgan Stanley	482	11,288	12,257	999
Nexstar Media Group, Inc., Class A	Morgan Stanley	599	86,199	84,118	(2,100)
TechTarget, Inc.	Morgan Stanley	410	29,961	28,475	(1,505)
TEGNA, Inc.	Morgan Stanley	4,577	73,869	86,185	12,580

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Media & Entertainment — (continued)
Twitter, Inc.	Morgan Stanley	1,352	$82,572	$86,028	$3,438
ViacomCBS, Inc., Class B	Morgan Stanley	660	29,554	29,766	193
Walt Disney Co. (The)	Morgan Stanley	118	21,538	21,773	105
Warner Music Group Corp. Class A	Morgan Stanley	2,262	77,866	77,654	(154)

		60,825	3,362,162	3,798,443	441,314

Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	1,593	168,949	172,395	3,427
Agilent Technologies, Inc.	Morgan Stanley	1,159	121,350	147,355	26,506
Alexion Pharmaceuticals, Inc.	Morgan Stanley	2,694	414,105	411,940	(2,184)
Avantor, Inc.	Morgan Stanley	3,161	92,111	91,448	(682)
Bausch Health Cos., Inc. (Canada)	Morgan Stanley	851	26,330	27,011	662
Biogen, Inc.	Morgan Stanley	585	157,336	163,654	6,299
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	975	572,185	556,891	(15,312)
Blueprint Medicines Corp.	Morgan Stanley	270	25,332	26,252	902
Denali Therapeutics, Inc.	Morgan Stanley	2,431	147,669	138,810	(8,877)
Emergent BioSolutions, Inc.	Morgan Stanley	820	76,871	76,186	(1,012)
Essa Pharma, Inc. (Canada)	Morgan Stanley	42	1,266	1,220	(64)
Gilead Sciences, Inc.	Morgan Stanley	2,820	178,889	182,257	6,254
Halozyme Therapeutics, Inc.	Morgan Stanley	3,013	134,419	125,612	(8,826)
HEXO Corp. (Canada)	Morgan Stanley	29,115	201,848	188,665	(15,393)
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	4,329	385,296	398,441	13,127
Illumina, Inc.	Morgan Stanley	197	76,189	75,660	(548)
ImmunoGen, Inc.	Morgan Stanley	5,186	45,603	42,007	(3,615)
Innoviva, Inc.	Morgan Stanley	5,429	58,566	64,877	6,292
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	1,146	191,245	188,368	(2,895)
Johnson & Johnson	Morgan Stanley	1,189	173,480	195,412	23,068
Luminex Corp.	Morgan Stanley	1,180	25,896	37,642	11,963
MacroGenics, Inc.	Morgan Stanley	1,130	33,545	35,991	2,427
Merck & Co., Inc.	Morgan Stanley	6,728	507,721	518,662	14,642
Mettler-Toledo International, Inc.	Morgan Stanley	92	103,615	106,323	2,690
Morphic Holding, Inc.	Morgan Stanley	163	10,515	10,315	(218)
Ocular Therapeutix, Inc.	Morgan Stanley	5,612	113,963	92,093	(22,520)
PerkinElmer, Inc.	Morgan Stanley	394	46,835	50,546	3,735
Pfizer, Inc.	Morgan Stanley	11,947	416,765	432,840	16,057
Precigen, Inc.	Morgan Stanley	57	376	393	(1)
Prestige Consumer Healthcare, Inc.	Morgan Stanley	906	32,012	39,936	7,906
Prothena Corp. PLC (Ireland)	Morgan Stanley	507	11,866	12,736	851
Sage Therapeutics, Inc.	Morgan Stanley	2,078	162,554	155,538	(7,034)
Seagen, Inc.	Morgan Stanley	1,244	187,194	172,742	(14,471)
Thermo Fisher Scientific, Inc.	Morgan Stanley	1,770	823,601	807,793	(24,235)
Translate Bio, Inc.	Morgan Stanley	1,409	30,698	23,234	(7,482)
United Therapeutics Corp.	Morgan Stanley	897	149,276	150,041	747
Vanda Pharmaceuticals, Inc.	Morgan Stanley	349	5,757	5,242	(534)
Waters Corp.	Morgan Stanley	603	163,204	171,354	8,202
Zoetis, Inc.	Morgan Stanley	2,082	327,710	327,873	805

		106,153	6,402,142	6,425,755	20,659

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	16,271	$215,284	$558,258	$342,956
Advance Auto Parts, Inc.	Morgan Stanley	6,181	931,828	1,134,152	211,689
Amazon.com, Inc.	Morgan Stanley	74	228,924	228,962	(758)
American Eagle Outfitters, Inc.	Morgan Stanley	19,415	570,546	567,695	(1,120)
AutoNation, Inc.	Morgan Stanley	6,999	373,782	652,447	278,646
AutoZone, Inc.	Morgan Stanley	105	118,009	147,452	29,424
Best Buy Co., Inc.	Morgan Stanley	6	689	689	(19)
Booking Holdings, Inc.	Morgan Stanley	26	56,843	60,576	3,714
Boot Barn Holdings, Inc.	Morgan Stanley	1,115	66,169	69,476	3,322
Buckle, Inc. (The)	Morgan Stanley	4,591	100,329	180,334	90,489
Caleres, Inc.	Morgan Stanley	96	2,007	2,093	67
Citi Trends, Inc.	Morgan Stanley	304	26,507	25,469	(1,057)
Dillard’s, Inc., Class A	Morgan Stanley	263	22,619	25,398	3,021
Dollar Tree, Inc.	Morgan Stanley	1,047	111,234	119,840	8,611
eBay, Inc.	Morgan Stanley	504	28,078	30,865	2,832
Etsy, Inc.	Morgan Stanley	5,020	787,805	1,012,383	224,560
Expedia Group, Inc.	Morgan Stanley	2,867	376,524	493,468	116,926
Foot Locker, Inc.	Morgan Stanley	3,387	119,372	190,519	74,079
Gap, Inc. (The)	Morgan Stanley	1	25	30	(14)
Genuine Parts Co.	Morgan Stanley	1,849	180,229	213,726	36,562
Group 1 Automotive, Inc.	Morgan Stanley	527	80,613	83,155	2,625
Guess?, Inc.	Morgan Stanley	492	11,794	11,562	(251)
Home Depot, Inc. (The)	Morgan Stanley	24	7,239	7,326	69
L Brands, Inc.	Morgan Stanley	712	38,893	44,044	5,782
Lands’ End, Inc.	Morgan Stanley	9	219	223	(13)
LKQ Corp.	Morgan Stanley	10,252	292,133	433,967	141,815
Lowe’s Cos., Inc.	Morgan Stanley	44	8,071	8,368	314
Macy’s, Inc.	Morgan Stanley	10,188	59,661	164,944	105,264
Murphy USA, Inc.	Morgan Stanley	159	19,769	22,985	4,976
National Vision Holdings, Inc.	Morgan Stanley	12	517	526	(9)
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	811	70,291	70,557	248
O’Reilly Automotive, Inc.	Morgan Stanley	432	189,400	219,132	29,838
Overstock.com, Inc.	Morgan Stanley	509	33,523	33,726	185
Quotient Technology, Inc.	Morgan Stanley	681	10,415	11,128	694
Qurate Retail, Inc., Series A	Morgan Stanley	19,068	164,053	224,240	81,622
Shoe Carnival, Inc.	Morgan Stanley	30	1,784	1,856	54
Shutterstock, Inc.	Morgan Stanley	3,969	266,919	353,400	87,686
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	1	55	58	(15)
Sonic Automotive, Inc., Class A	Morgan Stanley	266	10,606	13,186	2,603
Stamps.com, Inc.	Morgan Stanley	41	7,435	8,180	810
Target Corp.	Morgan Stanley	1,147	175,136	227,186	57,674
Urban Outfitters, Inc.	Morgan Stanley	1,761	36,369	65,491	29,104
Wayfair, Inc., Class A	Morgan Stanley	339	107,288	106,700	(745)
Zumiez, Inc.	Morgan Stanley	3,562	98,010	152,810	54,779

		125,157	6,006,996	7,978,582	2,029,039

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Semiconductors & Semiconductor Equipment
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	25	$813	$818	$(39)
Amkor Technology, Inc.	Morgan Stanley	7,884	92,838	186,930	94,704
Analog Devices, Inc.	Morgan Stanley	75	11,157	11,631	456
Axcelis Technologies, Inc.	Morgan Stanley	3,541	86,657	145,500	58,824
Broadcom, Inc.	Morgan Stanley	3,675	1,210,028	1,703,951	529,186
Cohu, Inc.	Morgan Stanley	1,925	82,213	80,542	(1,689)
Enphase Energy, Inc.	Morgan Stanley	238	33,772	38,594	5,826
First Solar, Inc.	Morgan Stanley	1	61	87	7
Intel Corp.	Morgan Stanley	19,853	1,099,546	1,270,592	177,590
KLA Corp.	Morgan Stanley	494	107,690	163,218	56,110
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	5,171	187,284	300,021	112,719
Marvell Technology Group Ltd. (Bermuda)	Morgan Stanley	3,210	142,970	157,226	14,604
Maxim Integrated Products, Inc.	Morgan Stanley	967	79,104	88,355	9,232
Microchip Technology, Inc.	Morgan Stanley	968	95,546	150,253	55,689
Monolithic Power Systems, Inc.	Morgan Stanley	1	365	353	41
NXP Semiconductors NV (Netherlands) .	Morgan Stanley	2,611	505,656	525,699	20,024
ON Semiconductor Corp.	Morgan Stanley	2,254	88,643	93,789	5,310
Qorvo, Inc.	Morgan Stanley	8,463	1,013,435	1,546,190	532,737
QUALCOMM, Inc.	Morgan Stanley	9,023	1,289,738	1,196,360	(86,204)
Rambus, Inc.	Morgan Stanley	2,273	46,748	44,187	(2,579)
Skyworks Solutions, Inc.	Morgan Stanley	8	1,338	1,468	112
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	106	4,624	4,878	236
Teradyne, Inc.	Morgan Stanley	806	92,761	98,074	5,295
Texas Instruments, Inc.	Morgan Stanley	1,708	257,990	322,795	67,486
Ultra Clean Holdings, Inc.	Morgan Stanley	15	324	871	528
Veeco Instruments, Inc.	Morgan Stanley	475	9,903	9,851	(70)
Xilinx, Inc.	Morgan Stanley	618	79,642	76,570	(3,297)

		76,388	6,620,846	8,218,803	1,652,838

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	938	216,321	259,123	43,758
ACI Worldwide, Inc.	Morgan Stanley	5,385	151,226	204,899	53,655
Adobe, Inc.	Morgan Stanley	446	203,961	212,015	8,035
Alliance Data Systems Corp.	Morgan Stanley	4,422	197,925	495,662	300,503
Amdocs, Ltd. (Guernsey)	Morgan Stanley	457	34,879	32,059	(2,690)
Aspen Technology, Inc.	Morgan Stanley	372	50,399	53,691	3,273
Autodesk, Inc.	Morgan Stanley	223	59,224	61,804	2,562
Automatic Data Processing, Inc.	Morgan Stanley	2,313	357,996	435,931	80,556
Brightcove, Inc.	Morgan Stanley	970	21,782	19,516	(2,284)
Broadridge Financial Solutions, Inc.	Morgan Stanley	2,336	320,251	357,642	40,426
Cadence Design Systems, Inc.	Morgan Stanley	792	87,845	108,496	20,633
CDK Global, Inc.	Morgan Stanley	3,528	158,842	190,724	36,461
Cerence, Inc.	Morgan Stanley	1,742	193,124	156,048	(37,094)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Software & Services — (continued)
CGI, Inc. (Canada)	Morgan Stanley	2,040	$142,897	$169,769	$26,853
Cloudera, Inc.	Morgan Stanley	8,926	109,666	108,629	(1,498)
CommVault Systems, Inc.	Morgan Stanley	15	969	968	(50)
Cornerstone OnDemand, Inc.	Morgan Stanley	218	7,517	9,500	1,965
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	262	49,607	47,818	(1,808)
CSG Systems International, Inc.	Morgan Stanley	881	41,254	39,548	(1,529)
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	108	6,567	6,578	(7)
Digital Turbine, Inc.	Morgan Stanley	1,697	125,796	136,371	10,557
Dynatrace, Inc.	Morgan Stanley	2,043	101,122	98,554	(2,586)
Fiserv, Inc.	Morgan Stanley	6,451	619,858	767,927	148,051
FleetCor Technologies, Inc.	Morgan Stanley	112	30,742	30,087	(674)
Fortinet, Inc.	Morgan Stanley	675	113,991	124,484	10,474
Gartner, Inc.	Morgan Stanley	71	12,066	12,961	877
Globant SA (Luxembourg)	Morgan Stanley	63	12,688	13,079	373
International Business Machines Corp.	Morgan Stanley	2,267	291,361	302,100	10,721
Jack Henry & Associates, Inc.	Morgan Stanley	630	99,463	95,584	(3,384)
Manhattan Associates, Inc.	Morgan Stanley	287	33,930	33,688	(261)
Mastercard, Inc., Class A	Morgan Stanley	322	115,516	114,648	(887)
McAfee Corp., Class A	Morgan Stanley	100	2,210	2,274	45
Microsoft Corp.	Morgan Stanley	1,061	246,145	250,152	3,988
NortonLifeLock, Inc.	Morgan Stanley	605	11,312	12,862	1,666
Open Text Corp. (Canada)	Morgan Stanley	6,129	260,722	292,415	33,500
Oracle Corp.	Morgan Stanley	2,232	142,233	156,619	14,368
Paychex, Inc.	Morgan Stanley	140	12,643	13,723	1,061
Paylocity Holding Corp.	Morgan Stanley	5	888	899	(7)
PayPal Holdings, Inc.	Morgan Stanley	2,659	634,781	645,712	8,554
Perficient, Inc.	Morgan Stanley	34	1,986	1,996	(8)
Progress Software Corp.	Morgan Stanley	2,145	75,949	94,509	19,640
PTC, Inc.	Morgan Stanley	49	6,252	6,745	468
QAD, Inc., Class A	Morgan Stanley	15	960	999	20
salesforce.com, Inc.	Morgan Stanley	2,488	550,403	527,133	(23,289)
ServiceNow, Inc.	Morgan Stanley	149	77,113	74,516	(2,616)
Shopify, Inc., Class A (Canada)	Morgan Stanley	190	200,020	210,235	10,197
SPS Commerce, Inc.	Morgan Stanley	4,798	362,599	476,489	113,872
Sykes Enterprises, Inc.	Morgan Stanley	19	840	838	(21)
Synopsys, Inc.	Morgan Stanley	146	35,040	36,176	1,118
Teradata Corp.	Morgan Stanley	5,287	113,812	203,761	89,931
Trade Desk, Inc. (The), Class A	Morgan Stanley	672	486,906	437,916	(49,009)
Tyler Technologies, Inc.	Morgan Stanley	89	36,546	37,783	1,269
Varonis Systems, Inc.	Morgan Stanley	443	29,464	22,744	(6,757)
Verint Systems, Inc.	Morgan Stanley	2,706	132,264	123,096	(9,187)
VeriSign, Inc.	Morgan Stanley	618	121,230	122,834	1,480
Visa, Inc., Class A	Morgan Stanley	466	94,663	98,666	3,687
Western Union Co. (The)	Morgan Stanley	7,150	160,164	176,319	20,367
Workiva, Inc.	Morgan Stanley	809	68,719	71,402	2,664
Xperi Holding Corp.	Morgan Stanley	1,653	37,786	35,986	(1,784)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Software & Services — (continued)
Zoom Video Communications, Inc., Class A	Morgan Stanley	1,182	$419,187	$379,765	$(44,831)

		95,031	8,291,622	9,214,467	935,367

Technology Hardware & Equipment
Badger Meter, Inc.	Morgan Stanley	317	20,156	29,503	9,484
Calix, Inc.	Morgan Stanley	451	16,173	15,632	(559)
CDW Corp.	Morgan Stanley	1,660	206,966	275,145	69,261
Cisco Systems, Inc.	Morgan Stanley	2,284	96,304	118,106	22,397
Cognex Corp.	Morgan Stanley	329	25,677	27,304	1,609
Corning, Inc.	Morgan Stanley	3,395	107,902	147,716	47,550
CTS Corp.	Morgan Stanley	57	1,742	1,770	10
Dell Technologies, Inc., Class C	Morgan Stanley	3,273	276,763	288,515	11,733
Diebold Nixdorf, Inc.	Morgan Stanley	61,578	392,583	870,097	477,496
Dolby Laboratories, Inc., Class A	Morgan Stanley	199	17,964	19,645	1,706
EchoStar Corp., Class A	Morgan Stanley	26,998	717,700	647,952	(69,767)
FARO Technologies, Inc.	Morgan Stanley	253	22,819	21,902	(936)
Hewlett Packard Enterprise Co.	Morgan Stanley	14,083	138,854	221,666	87,366
HP, Inc.	Morgan Stanley	11,321	228,803	359,442	135,559
II-VI, Inc.	Morgan Stanley	1,381	94,836	94,419	(436)
Jabil, Inc.	Morgan Stanley	683	34,454	35,625	1,152
Juniper Networks, Inc.	Morgan Stanley	3,431	83,568	86,907	3,559
Lumentum Holdings, Inc.	Morgan Stanley	157	12,550	14,342	3,377
Methode Electronics, Inc.	Morgan Stanley	279	12,035	11,712	(341)
NCR Corp.	Morgan Stanley	18,425	340,944	699,229	358,266
NetApp, Inc.	Morgan Stanley	6,942	309,038	504,475	203,253
NETGEAR, Inc.	Morgan Stanley	2,823	99,358	116,025	16,649
NetScout Systems, Inc.	Morgan Stanley	6	169	169	(18)
Plantronics, Inc.	Morgan Stanley	1,166	46,945	45,369	(1,595)
Sanmina Corp.	Morgan Stanley	4,152	111,601	171,810	60,191
Seagate Technology PLC (Ireland)	Morgan Stanley	1,532	112,725	117,581	5,707
SYNNEX Corp.	Morgan Stanley	601	54,606	69,019	14,442
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	236	29,672	30,470	842
TTM Technologies, Inc.	Morgan Stanley	8,094	104,696	117,363	12,648
Ubiquiti, Inc.	Morgan Stanley	33	6,836	9,844	3,617
Vontier Corp.	Morgan Stanley	11,049	326,744	334,453	7,635
Western Digital Corp.	Morgan Stanley	3,200	193,880	213,600	19,702
Xerox Holdings Corp.	Morgan Stanley	81	1,275	1,966	733
Zebra Technologies Corp., Class A	Morgan Stanley	130	49,504	63,073	13,551

		190,599	4,295,842	5,781,846	1,515,843

Telecommunication Services
AT&T, Inc.	Morgan Stanley	8,214	235,433	248,638	15,354
Iridium Communications, Inc.	Morgan Stanley	3,604	122,102	148,665	26,544
Lumen Technologies, Inc.	Morgan Stanley	6,828	75,363	91,154	17,103
T-Mobile US, Inc.	Morgan Stanley	1,880	221,274	235,545	14,253

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Telecommunication Services — (continued)
Verizon Communications, Inc.	Morgan Stanley	4,693	$258,120	$272,898	$14,759

		25,219	912,292	996,900	88,013

Transportation
Alaska Air Group, Inc.	Morgan Stanley	11,194	413,382	774,737	361,336
ArcBest Corp.	Morgan Stanley	10,339	316,493	727,555	413,525
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	9,034	518,022	546,015	27,974
CSX Corp.	Morgan Stanley	1,877	135,543	180,980	46,821
Echo Global Logistics, Inc.	Morgan Stanley	3,420	89,295	107,422	18,261
Expeditors International of Washington, Inc.	Morgan Stanley	8,954	719,812	964,256	249,082
FedEx Corp.	Morgan Stanley	1,898	517,677	539,108	21,578
Golden Ocean Group Ltd. (Bermuda)	Morgan Stanley	17	114	652	519
Kansas City Southern	Morgan Stanley	1	174	264	1,430
Norfolk Southern Corp.	Morgan Stanley	67	16,809	17,991	1,163
Old Dominion Freight Line, Inc.	Morgan Stanley	222	47,896	53,371	5,472
Ryder System, Inc.	Morgan Stanley	2,223	129,475	168,170	40,437
Saia, Inc.	Morgan Stanley	132	26,914	30,437	3,669
Schneider National, Inc., Class B	Morgan Stanley	9,877	247,772	246,629	21,299
SkyWest, Inc.	Morgan Stanley	8,201	237,804	446,790	208,968
Southwest Airlines Co.	Morgan Stanley	2,044	118,452	124,807	6,336
Union Pacific Corp.	Morgan Stanley	881	185,046	194,181	9,687
United Parcel Service, Inc., Class B	Morgan Stanley	1,460	229,241	248,185	21,449

		71,841	3,949,921	5,371,550	1,459,006

Utilities
AES Corp. (The)	Morgan Stanley	11,430	302,246	306,438	4,573
Alliant Energy Corp.	Morgan Stanley	383	20,000	20,743	735
Dominion Energy, Inc.	Morgan Stanley	13,744	977,147	1,043,994	71,128
Duke Energy Corp.	Morgan Stanley	4,909	416,406	473,866	68,553
Exelon Corp.	Morgan Stanley	13,306	508,732	582,004	83,376
IDACORP, Inc.	Morgan Stanley	1,392	123,399	139,158	19,285
MDU Resources Group, Inc.	Morgan Stanley	2	48	63	(3)
NextEra Energy, Inc.	Morgan Stanley	848	61,514	64,117	2,584
NiSource, Inc.	Morgan Stanley	19,069	432,022	459,754	32,705
NRG Energy, Inc.	Morgan Stanley	15,466	514,796	583,532	80,611
South Jersey Industries, Inc.	Morgan Stanley	1,854	44,208	41,863	(2,237)
Southern Co. (The)	Morgan Stanley	2,029	120,766	126,123	6,226

		84,432	3,521,284	3,841,655	367,536

Total Reference Entity — Long			96,732,325	117,331,306	21,181,182

Short
Automobiles & Components
Dana, Inc.	Morgan Stanley	(9,740)	(227,331)	(236,974)	(12,455)
Fox Factory Holding Corp.	Morgan Stanley	(9,768)	(1,164,730)	(1,241,122)	(77,648)
LCI Industries	Morgan Stanley	(2,855)	(345,042)	(377,659)	(42,118)
Lear Corp.	Morgan Stanley	(5,542)	(908,923)	(1,004,488)	(105,360)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Automobiles & Components — (continued)
Patrick Industries, Inc.	Morgan Stanley	(7,960)	$(590,176)	$(676,600)	$(90,950)
Thor Industries, Inc.	Morgan Stanley	(7,507)	(984,718)	(1,011,493)	(30,888)
Workhorse Group, Inc.	Morgan Stanley	(131,810)	(1,920,477)	(1,815,024)	103,395

		(175,182)	(6,141,397)	(6,363,360)	(256,024)

Capital Goods
Allegion PLC (Ireland)	Morgan Stanley	(2,212)	(274,579)	(277,871)	(4,094)
American Woodmark Corp.	Morgan Stanley	(1,414)	(131,114)	(139,392)	(9,142)
Arcosa, Inc.	Morgan Stanley	(6,120)	(374,465)	(398,351)	(24,302)
Armstrong World Industries, Inc.	Morgan Stanley	(7,999)	(642,290)	(720,630)	(87,012)
Bloom Energy Corp., Class A	Morgan Stanley	(12,613)	(281,546)	(341,182)	(67,977)
Boeing Co. (The)	Morgan Stanley	(2,624)	(653,890)	(668,385)	(111,556)
BWX Technologies, Inc.	Morgan Stanley	(10,768)	(666,069)	(710,042)	(45,620)
CAE, Inc. (Canada)	Morgan Stanley	(3,899)	(107,468)	(111,083)	(3,800)
Carrier Global Corp.	Morgan Stanley	(41,385)	(1,696,511)	(1,747,275)	(52,584)
Caterpillar, Inc.	Morgan Stanley	(164)	(38,109)	(38,027)	23
Construction Partners, Inc., Class A	Morgan Stanley	(12,332)	(309,821)	(368,480)	(59,006)
Crane Co.	Morgan Stanley	(8,874)	(716,951)	(833,357)	(122,932)
CSW Industrials, Inc.	Morgan Stanley	(972)	(126,244)	(131,220)	(5,129)
Evoqua Water Technologies Corp.	Morgan Stanley	(25,233)	(693,095)	(663,628)	28,712
Fluor Corp.	Morgan Stanley	(53,590)	(1,152,531)	(1,237,393)	(86,105)
FuelCell Energy, Inc.	Morgan Stanley	(213,224)	(3,094,681)	(3,072,558)	15,690
GATX Corp.	Morgan Stanley	(6,217)	(532,891)	(576,565)	(51,325)
Helios Technologies, Inc.	Morgan Stanley	(1,142)	(81,584)	(83,218)	(1,739)
Hexcel Corp.	Morgan Stanley	(29,971)	(1,514,989)	(1,678,376)	(182,774)
Hillenbrand, Inc.	Morgan Stanley	(9,759)	(281,552)	(465,602)	(200,111)
Hyster-Yale Materials Handling, Inc.	Morgan Stanley	(3,064)	(118,142)	(266,936)	(153,364)
IDEX Corp.	Morgan Stanley	(425)	(89,112)	(88,961)	38
Kaman Corp.	Morgan Stanley	(4,981)	(273,671)	(255,475)	16,329
Kennametal, Inc.	Morgan Stanley	(51,717)	(1,572,757)	(2,067,128)	(520,986)
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(21,691)	(450,319)	(591,730)	(147,937)
L3Harris Technologies, Inc.	Morgan Stanley	(2,047)	(406,157)	(414,886)	(9,179)
Maxar Technologies, Inc.	Morgan Stanley	(10,685)	(444,180)	(404,107)	38,284
Mercury Systems, Inc.	Morgan Stanley	(295)	(20,442)	(20,842)	(440)
Meritor, Inc.	Morgan Stanley	(28,370)	(706,755)	(834,645)	(133,845)
Mueller Water Products, Inc., Class A	Morgan Stanley	(31,293)	(318,563)	(434,660)	(124,871)
Navistar International Corp.	Morgan Stanley	(12,395)	(546,226)	(545,752)	(149)
NV5 Global, Inc.	Morgan Stanley	(7,242)	(400,917)	(699,360)	(303,179)
Parsons Corp.	Morgan Stanley	(12,569)	(453,886)	(508,290)	(55,977)
PGT Innovations, Inc.	Morgan Stanley	(23,282)	(416,499)	(587,871)	(172,494)
Proto Labs, Inc.	Morgan Stanley	(7,148)	(1,338,056)	(870,269)	466,347
Raven Industries, Inc.	Morgan Stanley	(3)	(113)	(115)	(20)
Raytheon Technologies Corp.	Morgan Stanley	(10,085)	(697,978)	(779,268)	(102,705)
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(37,429)	(1,272,909)	(1,820,921)	(566,955)
SPX Corp.	Morgan Stanley	(6,068)	(346,522)	(353,582)	(7,657)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Capital Goods — (continued)
Sunrun, Inc.	Morgan Stanley	(22,491)	$(1,581,102)	$(1,360,256)	$208,899
Terex Corp.	Morgan Stanley	(2,055)	(66,832)	(94,674)	(38,147)
Trex Co., Inc.	Morgan Stanley	(13,417)	(1,024,450)	(1,228,192)	(219,664)
Triumph Group, Inc.	Morgan Stanley	(10,718)	(155,022)	(196,997)	(46,013)
Tutor Perini Corp.	Morgan Stanley	(75)	(1,452)	(1,421)	11
Vicor Corp.	Morgan Stanley	(1,983)	(144,804)	(168,614)	(25,622)
Virgin Galactic Holdings, Inc.	Morgan Stanley	(18,251)	(566,725)	(559,028)	4,665
Welbilt, Inc.	Morgan Stanley	(106,994)	(1,343,446)	(1,738,652)	(397,771)
WESCO International, Inc.	Morgan Stanley	(17,731)	(842,331)	(1,534,263)	(696,687)
Westport Fuel Systems, Inc. (Canada)	Morgan Stanley	(44,609)	(350,375)	(320,739)	29,245
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	(5,164)	(117,138)	(143,301)	(29,784)

		(964,789)	(29,437,261)	(33,153,570)	(4,060,411)

Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(55,721)	(441,305)	(470,285)	(30,106)
Casella Waste Systems, Inc., Class A	Morgan Stanley	(2,399)	(148,742)	(152,504)	(4,071)
Clarivate PLC (Jersey)	Morgan Stanley	(38,147)	(920,813)	(1,006,699)	(86,883)
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(13,249)	(321,963)	(315,459)	6,163
Exponent, Inc.	Morgan Stanley	(2,217)	(212,264)	(216,047)	(4,738)
Harsco Corp.	Morgan Stanley	(27,313)	(427,804)	(468,418)	(41,087)
Insperity, Inc.	Morgan Stanley	(5,134)	(447,855)	(429,921)	15,453
KAR Auction Services, Inc.	Morgan Stanley	(49,927)	(756,862)	(748,905)	7,135
KBR, Inc.	Morgan Stanley	(6,896)	(236,686)	(264,737)	(28,322)
Kelly Services, Inc., Class A	Morgan Stanley	(168)	(3,723)	(3,741)	(41)
MSA Safety, Inc.	Morgan Stanley	(1,475)	(223,565)	(221,280)	(151)
Pitney Bowes, Inc.	Morgan Stanley	(19,718)	(186,083)	(162,476)	22,713
US Ecology, Inc.	Morgan Stanley	(21,990)	(771,459)	(915,663)	(146,407)
Viad Corp.	Morgan Stanley	(5,536)	(217,571)	(231,128)	(13,806)
Waste Management, Inc.	Morgan Stanley	(18,344)	(2,206,479)	(2,366,743)	(167,552)

		(268,234)	(7,523,174)	(7,974,006)	(471,700)

Consumer Durables & Apparel
Canada Goose Holdings, Inc. (Canada) .	Morgan Stanley	(14,231)	(510,935)	(558,567)	(50,742)
Columbia Sportswear Co.	Morgan Stanley	(3,793)	(351,234)	(400,655)	(52,676)
GoPro, Inc., Class A	Morgan Stanley	(48,569)	(597,429)	(565,343)	31,433
Installed Building Products, Inc.	Morgan Stanley	(1,420)	(177,146)	(157,450)	20,336
Lululemon Athletica, Inc.	Morgan Stanley	(1,097)	(343,285)	(336,461)	8,630
Malibu Boats, Inc., Class A	Morgan Stanley	(9,474)	(660,005)	(754,888)	(100,907)
Oxford Industries, Inc.	Morgan Stanley	(9,144)	(539,678)	(799,368)	(263,093)
Purple Innovation, Inc.	Morgan Stanley	(36,117)	(1,248,699)	(1,143,103)	104,251
Ralph Lauren Corp.	Morgan Stanley	(18,488)	(2,088,442)	(2,276,982)	(195,895)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(36,461)	(1,288,573)	(1,520,788)	(247,630)

		(178,794)	(7,805,426)	(8,513,605)	(746,293)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Consumer Services
Aramark	Morgan Stanley	(10,232)	$(390,488)	$(386,565)	$1,362
Bally’s Corp.	Morgan Stanley	(6,011)	(400,714)	(390,595)	9,675
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(13,159)	(2,169,023)	(2,256,111)	(89,538)
Brinker International, Inc.	Morgan Stanley	(5,967)	(402,316)	(424,015)	(27,573)
Caesars Entertainment, Inc.	Morgan Stanley	(9,903)	(672,717)	(866,017)	(200,413)
Carnival Corp. (Panama)	Morgan Stanley	(28,423)	(745,591)	(754,346)	(9,566)
Cheesecake Factory, Inc. (The)	Morgan Stanley	(7,616)	(248,483)	(445,612)	(234,297)
Churchill Downs, Inc.	Morgan Stanley	(3,150)	(651,725)	(716,373)	(71,809)
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(5,946)	(776,824)	(1,027,944)	(265,042)
Darden Restaurants, Inc.	Morgan Stanley	(2,209)	(316,284)	(313,678)	2,252
Dave & Buster’s Entertainment, Inc.	Morgan Stanley	(20,733)	(373,508)	(993,111)	(676,782)
Denny’s Corp.	Morgan Stanley	(59,630)	(834,657)	(1,079,899)	(251,994)
Everi Holdings, Inc.	Morgan Stanley	(10,419)	(62,247)	(147,012)	(89,673)
frontdoor, Inc.	Morgan Stanley	(5,029)	(269,780)	(270,309)	(1,328)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	(4,097)	(481,861)	(495,409)	(14,078)
International Game Technology PLC (United Kingdom)	Morgan Stanley	(29,233)	(523,869)	(469,190)	54,104
Las Vegas Sands Corp.	Morgan Stanley	(15,396)	(833,141)	(935,461)	(103,223)
Monarch Casino & Resort, Inc.	Morgan Stanley	(4,800)	(168,671)	(290,976)	(122,502)
Restaurant Brands International, Inc. (Canada)	Morgan Stanley	(8,568)	(544,781)	(556,920)	(18,420)
Starbucks Corp.	Morgan Stanley	(5,379)	(584,138)	(587,763)	(4,304)
Stride, Inc.	Morgan Stanley	(49,601)	(2,113,634)	(1,493,486)	616,233
Vail Resorts, Inc.	Morgan Stanley	(11)	(3,442)	(3,208)	304
Wynn Resorts Ltd.	Morgan Stanley	(3,701)	(302,608)	(463,994)	(161,726)

		(309,213)	(13,870,502)	(15,367,994)	(1,658,338)

Diversified Financials
Cboe Global Markets, Inc.	Morgan Stanley	(3,731)	(380,050)	(368,212)	11,692
CME Group, Inc.	Morgan Stanley	(5,083)	(1,058,862)	(1,038,101)	14,201
Franklin Resources, Inc.	Morgan Stanley	(41,610)	(1,135,244)	(1,231,656)	(123,935)
SEI Investments Co.	Morgan Stanley	(730)	(44,820)	(44,479)	275

		(51,154)	(2,618,976)	(2,682,448)	(97,767)

Energy
Baker Hughes Co.	Morgan Stanley	(5,190)	(127,526)	(112,156)	19,508
Cabot Oil & Gas Corp.	Morgan Stanley	(7,046)	(144,318)	(132,324)	11,562
ChampionX Corp.	Morgan Stanley	(13,452)	(129,882)	(292,312)	(171,302)
Chevron Corp.	Morgan Stanley	(10,054)	(1,068,766)	(1,053,559)	14,055
ConocoPhillips	Morgan Stanley	(8,151)	(435,461)	(431,758)	3,221
Continental Resources, Inc./Ok	Morgan Stanley	(28,491)	(699,710)	(737,062)	(40,964)
Crescent Point Energy Corp. (Canada)	Morgan Stanley	(104,807)	(438,986)	(437,045)	1,196
Delek US Holdings, Inc.	Morgan Stanley	(55,672)	(1,023,251)	(1,212,536)	(217,444)
Dril-Quip, Inc.	Morgan Stanley	(11,301)	(369,692)	(375,532)	(6,252)
Enbridge, Inc. (Canada)	Morgan Stanley	(8,051)	(294,818)	(293,056)	1,316
Enerplus Corp. (Canada)	Morgan Stanley	(704)	(3,515)	(3,527)	(27)
EQT Corp.	Morgan Stanley	(35,627)	(651,677)	(661,950)	(11,335)
Equitrans Midstream Corp.	Morgan Stanley	(21,174)	(167,487)	(172,780)	(5,947)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Energy — (continued)
HollyFrontier Corp.	Morgan Stanley	(2,285)	$(74,034)	$(81,757)	$(13,923)
Imperial Oil Ltd. (Canada)	Morgan Stanley	(4,687)	(99,892)	(113,332)	(14,319)
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(32,987)	(364,630)	(372,423)	(8,199)
Oasis Petroleum, Inc.	Morgan Stanley	(2,184)	(130,002)	(129,708)	(581)
Ovintiv, Inc.	Morgan Stanley	(5,138)	(62,617)	(122,387)	(65,436)
PDC Energy, Inc.	Morgan Stanley	(8,944)	(139,437)	(307,674)	(177,990)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(67,900)	(1,727,171)	(1,958,236)	(325,586)
Phillips 66.	Morgan Stanley	(12,198)	(971,119)	(994,625)	(30,151)
Renewable Energy Group, Inc.	Morgan Stanley	(3,997)	(322,702)	(263,962)	64,449
RPC, Inc.	Morgan Stanley	(83,755)	(275,554)	(452,277)	(177,508)
Schlumberger NV (Curacao)	Morgan Stanley	(8,760)	(231,836)	(238,184)	(10,216)
SFL Corp. Ltd. (Bermuda)	Morgan Stanley	(12,347)	(108,208)	(99,023)	2,379
Southwestern Energy Co.	Morgan Stanley	(858,778)	(2,755,995)	(3,993,318)	(1,240,268)
Talos Energy, Inc.	Morgan Stanley	(21,228)	(275,486)	(255,585)	19,590

		(1,434,908)	(13,093,772)	(15,298,088)	(2,380,172)

Food & Staples Retailing
Chefs’ Warehouse, Inc. (The)	Morgan Stanley	(16,599)	(473,991)	(505,606)	(32,137)
Grocery Outlet Holding Corp.	Morgan Stanley	(47,066)	(1,963,400)	(1,736,265)	227,118
Performance Food Group Co.	Morgan Stanley	(15,584)	(520,003)	(897,794)	(385,394)
Rite Aid Corp.	Morgan Stanley	(23,671)	(374,360)	(484,309)	(126,392)

		(102,920)	(3,331,754)	(3,623,974)	(316,805)

Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(23,239)	(753,441)	(721,803)	21,240
Beyond Meat, Inc.	Morgan Stanley	(4,237)	(723,402)	(551,318)	195,380
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(69)	(80,534)	(83,233)	(2,803)
Calavo Growers, Inc.	Morgan Stanley	(7,979)	(503,079)	(619,490)	(127,541)
Campbell Soup Co.	Morgan Stanley	(2,895)	(148,445)	(145,532)	3,430
Celsius Holdings, Inc.	Morgan Stanley	(13,907)	(646,385)	(668,231)	(22,551)
Freshpet, Inc.	Morgan Stanley	(1,829)	(273,863)	(290,463)	(18,797)
Hershey Co. (The)	Morgan Stanley	(2,028)	(320,321)	(320,748)	(1,576)
J&J Snack Foods Corp.	Morgan Stanley	(4,238)	(615,405)	(665,493)	(58,306)
Keurig Dr Pepper, Inc.	Morgan Stanley	(9,436)	(325,252)	(324,315)	(1,008)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(6,933)	(622,808)	(618,146)	3,982
MGP Ingredients, Inc.	Morgan Stanley	(8,959)	(343,849)	(529,925)	(192,921)
Pilgrim’s Pride Corp.	Morgan Stanley	(31,644)	(516,462)	(752,811)	(242,952)
Primo Water Corp. (Canada)	Morgan Stanley	(19,318)	(301,452)	(314,111)	(13,966)
Sanderson Farms, Inc.	Morgan Stanley	(1,212)	(141,685)	(188,805)	(55,589)
Universal Corp.	Morgan Stanley	(5,613)	(243,678)	(331,111)	(96,816)
Village Farms International, Inc. (Canada)	Morgan Stanley	(35,170)	(489,869)	(465,299)	24,031

		(178,706)	(7,049,930)	(7,590,834)	(586,763)

Health Care Equipment & Services
AMN Healthcare Services, Inc.	Morgan Stanley	(1,697)	(128,468)	(125,069)	3,200
AtriCure, Inc.	Morgan Stanley	(4,211)	(180,494)	(275,905)	(99,943)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Health Care Equipment & Services — (continued)
Avanos Medical, Inc.	Morgan Stanley	(12,877)	$(416,725)	$(563,240)	$(149,116)
Axogen, Inc.	Morgan Stanley	(25,769)	(310,130)	(522,080)	(213,931)
Baxter International, Inc.	Morgan Stanley	(1,144)	(97,612)	(96,485)	8,616
Cardinal Health, Inc.	Morgan Stanley	(27,938)	(1,484,598)	(1,697,234)	(230,890)
Cardiovascular Systems, Inc.	Morgan Stanley	(10,784)	(373,300)	(413,459)	(40,574)
Castle Biosciences, Inc.	Morgan Stanley	(6,483)	(412,780)	(443,826)	(31,503)
Cigna Corp.	Morgan Stanley	(9,366)	(2,233,223)	(2,264,137)	(38,358)
Covetrus, Inc.	Morgan Stanley	(29,026)	(881,765)	(869,909)	9,867
CryoPort, Inc.	Morgan Stanley	(9,453)	(509,844)	(491,651)	17,633
Dexcom, Inc.	Morgan Stanley	(987)	(402,203)	(354,718)	54,570
GoodRx Holdings, Inc., Class A	Morgan Stanley	(1,120)	(43,379)	(43,702)	(844)
Guardant Health, Inc.	Morgan Stanley	(10,956)	(1,571,516)	(1,672,433)	(112,657)
Haemonetics Corp.	Morgan Stanley	(6,618)	(721,385)	(734,664)	(19,213)
Health Catalyst, Inc.	Morgan Stanley	(564)	(26,228)	(26,378)	(196)
HealthEquity, Inc.	Morgan Stanley	(6,836)	(578,269)	(464,848)	119,343
Inari Medical, Inc.	Morgan Stanley	(3,845)	(388,168)	(411,415)	(26,271)
Insulet Corp.	Morgan Stanley	(4,122)	(1,070,359)	(1,075,512)	(6,797)
Integer Holdings Corp.	Morgan Stanley	(3,064)	(275,618)	(282,194)	(7,272)
Integra LifeSciences Holdings Corp.	Morgan Stanley	(9,021)	(566,123)	(623,261)	(61,368)
Intersect ENT, Inc.	Morgan Stanley	(7,395)	(129,634)	(154,408)	(25,141)
Lantheus Holdings, Inc.	Morgan Stanley	(15,978)	(298,140)	(341,450)	(43,645)
LivaNova PLC (United Kingdom)	Morgan Stanley	(8,951)	(519,633)	(659,957)	(150,237)
Magellan Health, Inc.	Morgan Stanley	(1,979)	(184,626)	(184,522)	(129)
Masimo Corp.	Morgan Stanley	(2,322)	(578,353)	(533,271)	44,964
MEDNAX, Inc.	Morgan Stanley	(5,230)	(144,337)	(133,208)	11,133
Mesa Laboratories, Inc.	Morgan Stanley	(1,553)	(365,167)	(378,156)	(14,532)
Neogen Corp.	Morgan Stanley	(1,282)	(109,921)	(113,957)	(4,171)
NuVasive, Inc.	Morgan Stanley	(8,872)	(533,684)	(581,648)	(52,256)
OraSure Technologies, Inc.	Morgan Stanley	(53,490)	(711,184)	(624,228)	86,027
OrthoPediatrics Corp.	Morgan Stanley	(6,331)	(303,170)	(308,636)	(5,807)
PetIQ, Inc.	Morgan Stanley	(30,889)	(1,117,433)	(1,089,146)	26,832
RadNet, Inc.	Morgan Stanley	(23,709)	(383,470)	(515,671)	(133,075)
Schrodinger, Inc.	Morgan Stanley	(2,125)	(146,515)	(162,116)	(15,830)
Silk Road Medical, Inc.	Morgan Stanley	(10,603)	(618,280)	(537,042)	80,873
Simulations Plus, Inc.	Morgan Stanley	(2,005)	(165,150)	(126,796)	39,045
SmileDirectClub, Inc.	Morgan Stanley	(23,906)	(292,648)	(246,471)	49,940
STAAR Surgical Co.	Morgan Stanley	(1,341)	(91,169)	(141,355)	(54,519)
Surgery Partners, Inc.	Morgan Stanley	(13,403)	(445,648)	(593,217)	(157,957)
Tabula Rasa HealthCare, Inc.	Morgan Stanley	(31,681)	(1,661,462)	(1,458,910)	200,411
Tactile Systems Technology, Inc.	Morgan Stanley	(8,889)	(335,522)	(484,362)	(149,814)
Teleflex, Inc.	Morgan Stanley	(682)	(277,325)	(283,344)	(7,798)
Varex Imaging Corp.	Morgan Stanley	(9,352)	(142,082)	(191,622)	(50,248)

		(457,849)	(22,226,740)	(23,295,613)	(1,151,638)

Household & Personal Products
Central Garden & Pet Co., Class A	Morgan Stanley	(3,398)	(116,721)	(176,322)	(60,894)
Church & Dwight Co., Inc.	Morgan Stanley	(7,501)	(650,497)	(655,212)	(5,425)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Household & Personal Products — (continued)
Reynolds Consumer Products, Inc.	Morgan Stanley	(11,925)	$(349,276)	$(355,127)	$(6,793)

		(22,824)	(1,116,494)	(1,186,661)	(73,112)

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(4,649)	(1,258,854)	(1,307,949)	(66,939)
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(47,558)	(507,243)	(371,428)	132,404
Alcoa Corp.	Morgan Stanley	(29,964)	(671,143)	(973,530)	(372,269)
Amyris, Inc.	Morgan Stanley	(47,492)	(590,772)	(907,097)	(383,496)
Ball Corp.	Morgan Stanley	(1,702)	(154,192)	(144,227)	18,491
Equinox Gold Corp. (Canada)	Morgan Stanley	(109,305)	(1,260,880)	(873,347)	386,878
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(43,701)	(280,224)	(282,745)	(2,808)
Graphic Packaging Holding Co.	Morgan Stanley	(29,418)	(481,479)	(534,231)	(56,158)
Huntsman Corp.	Morgan Stanley	(7,438)	(209,282)	(214,438)	(6,781)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(48,121)	(2,099,370)	(1,626,490)	451,466
Kronos Worldwide, Inc.	Morgan Stanley	(575)	(8,707)	(8,798)	(119)
Livent Corp.	Morgan Stanley	(31,543)	(222,063)	(546,325)	(337,771)
MAG Silver Corp. (Canada)	Morgan Stanley	(2,991)	(44,502)	(44,895)	(459)
Materion Corp.	Morgan Stanley	(380)	(25,429)	(25,171)	212
Methanex Corp. (Canada)	Morgan Stanley	(21,766)	(434,426)	(800,989)	(376,469)
Novagold Resources, Inc. (Canada)	Morgan Stanley	(50,783)	(542,652)	(444,859)	97,396
Olin Corp.	Morgan Stanley	(12,432)	(207,543)	(472,043)	(277,324)
Quaker Chemical Corp.	Morgan Stanley	(1,265)	(264,041)	(308,369)	(48,031)
Seabridge Gold, Inc. (Canada)	Morgan Stanley	(12,443)	(234,324)	(201,203)	32,853
Steel Dynamics, Inc.	Morgan Stanley	(43,516)	(1,563,764)	(2,208,872)	(695,149)
Stepan Co.	Morgan Stanley	(947)	(117,449)	(120,373)	(3,296)
Teck Resources Ltd., Class B (Canada) .	Morgan Stanley	(40,505)	(807,843)	(776,886)	21,548
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(47,674)	(366,536)	(872,434)	(535,269)
Valvoline, Inc.	Morgan Stanley	(48,662)	(1,216,509)	(1,268,618)	(56,634)
Warrior Met Coal, Inc.	Morgan Stanley	(48,892)	(816,385)	(837,520)	(28,430)
Yamana Gold, Inc. (Canada)	Morgan Stanley	(448,725)	(1,939,284)	(1,947,466)	(21,465)

		(1,182,447)	(16,324,896)	(18,120,303)	(2,127,619)

Media & Entertainment
Angi, Inc.	Morgan Stanley	(146,557)	(1,877,983)	(1,905,241)	(36,809)
Boston Omaha Corp., Class A	Morgan Stanley	(85)	(2,765)	(2,513)	231
Cardlytics, Inc.	Morgan Stanley	(2,531)	(307,784)	(277,651)	29,788
Cars.Com, Inc.	Morgan Stanley	(12,627)	(152,797)	(163,646)	(11,949)
Cinemark Holdings, Inc.	Morgan Stanley	(92,971)	(1,491,783)	(1,897,538)	(408,224)
Clear Channel Outdoor Holdings, Inc.	Morgan Stanley	(40,965)	(79,677)	(73,737)	5,837
iHeartMedia, Inc., Class A	Morgan Stanley	(17,608)	(295,426)	(319,585)	(24,492)
Live Nation Entertainment, Inc.	Morgan Stanley	(2,387)	(177,315)	(202,060)	(29,504)
Loral Space & Communications, Inc.	Morgan Stanley	(3,820)	(150,060)	(143,899)	5,062
Madison Square Garden Entertainment Corp.	Morgan Stanley	(3,938)	(388,431)	(322,128)	65,872
Shaw Communications, Inc., Class B (Canada)	Morgan Stanley	(7,369)	(198,024)	(193,215)	4,580
TripAdvisor, Inc.	Morgan Stanley	(11,587)	(284,545)	(623,265)	(422,411)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Media & Entertainment — (continued)
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(9,224)	$(517,380)	$(500,494)	$14,290
ZoomInfo Technologies, Inc., Class A	Morgan Stanley	(10,482)	(563,598)	(512,570)	50,843
Zynga, Inc., Class A	Morgan Stanley	(135,097)	(1,413,662)	(1,379,340)	17,988

		(497,248)	(7,901,230)	(8,516,882)	(738,898)

Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(1,220)	(188,419)	(220,820)	(41,040)
ACADIA Pharmaceuticals, Inc.	Morgan Stanley	(3,156)	(82,751)	(81,425)	1,220
Adaptive Biotechnologies Corp.	Morgan Stanley	(22,715)	(1,030,487)	(914,506)	114,868
Alector, Inc.	Morgan Stanley	(13,157)	(293,485)	(264,982)	28,172
Amneal Pharmaceuticals, Inc.	Morgan Stanley	(17,315)	(86,266)	(116,530)	(32,286)
Arcturus Therapeutics Holdings, Inc.	Morgan Stanley	(10,319)	(867,658)	(426,175)	440,543
Arvinas, Inc.	Morgan Stanley	(18,801)	(746,566)	(1,242,746)	(496,991)
Axsome Therapeutics, Inc.	Morgan Stanley	(7,963)	(599,613)	(450,865)	148,376
Berkeley Lights, Inc.	Morgan Stanley	(10,241)	(516,810)	(514,405)	1,837
BioMarin Pharmaceutical, Inc.	Morgan Stanley	(10)	(760)	(755)	(14)
Black Diamond Therapeutics, Inc.	Morgan Stanley	(27)	(607)	(655)	(184)
Bruker Corp.	Morgan Stanley	(4,487)	(251,170)	(288,424)	(40,048)
Catalent, Inc.	Morgan Stanley	(8,524)	(983,567)	(897,662)	83,836
Charles River Laboratories International, Inc.	Morgan Stanley	(89)	(25,907)	(25,795)	66
Codexis, Inc.	Morgan Stanley	(23,144)	(285,003)	(529,766)	(247,758)
Constellation Pharmaceuticals, Inc.	Morgan Stanley	(1,636)	(43,320)	(38,266)	4,963
DermTech, Inc.	Morgan Stanley	(194)	(9,465)	(9,853)	(1,938)
Editas Medicine, Inc.	Morgan Stanley	(8,979)	(384,884)	(377,118)	7,339
Elanco Animal Health, Inc.	Morgan Stanley	(58,262)	(1,780,116)	(1,715,816)	64,011
Epizyme, Inc.	Morgan Stanley	(12,981)	(184,071)	(113,065)	70,793
Exelixis, Inc.	Morgan Stanley	(36,316)	(802,301)	(820,378)	(19,831)
Heron Therapeutics, Inc.	Morgan Stanley	(395)	(5,960)	(6,403)	(690)
Intra-Cellular Therapies, Inc.	Morgan Stanley	(2,823)	(91,012)	(95,784)	(4,887)
Invitae Corp.	Morgan Stanley	(22,502)	(947,821)	(859,801)	73,591
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(8,842)	(457,168)	(397,536)	59,079
Iovance Biotherapeutics, Inc.	Morgan Stanley	(8,269)	(275,261)	(261,797)	12,974
Kura Oncology, Inc.	Morgan Stanley	(1,880)	(49,194)	(53,148)	(4,025)
Medpace Holdings, Inc.	Morgan Stanley	(1,289)	(210,132)	(211,460)	(2,393)
Myovant Sciences Ltd. (Bermuda)	Morgan Stanley	(9,086)	(202,733)	(186,990)	15,510
NanoString Technologies, Inc.	Morgan Stanley	(3,592)	(133,780)	(236,030)	(108,218)
NeoGenomics, Inc.	Morgan Stanley	(4,268)	(157,316)	(205,846)	(51,661)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(4,410)	(215,768)	(178,473)	39,185
Personalis, Inc.	Morgan Stanley	(21,375)	(551,225)	(526,039)	24,582
Phathom Pharmaceuticals, Inc.	Morgan Stanley	(619)	(25,958)	(23,250)	2,662
PRA Health Sciences, Inc.	Morgan Stanley	(3,040)	(340,354)	(466,123)	(129,676)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(9,326)	(1,327,908)	(929,802)	397,142
Repligen Corp.	Morgan Stanley	(2,761)	(536,025)	(536,766)	(3,029)
Revance Therapeutics, Inc.	Morgan Stanley	(6,164)	(162,062)	(172,284)	(10,466)
REVOLUTION Medicines, Inc.	Morgan Stanley	(25)	(1,059)	(1,147)	(409)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Sangamo Therapeutics, Inc.	Morgan Stanley	(9,235)	$(107,278)	$(115,715)	$(8,811)
Sorrento Therapeutics, Inc.	Morgan Stanley	(55,442)	(532,352)	(458,505)	72,905
Syneos Health, Inc.	Morgan Stanley	(6,393)	(486,890)	(484,909)	1,446
Theravance Biopharma, Inc. (Cayman Islands)	Morgan Stanley	(33,444)	(665,194)	(682,592)	(18,123)
Twist Bioscience Corp.	Morgan Stanley	(847)	(95,244)	(104,909)	(9,907)
Viatris, Inc.	Morgan Stanley	(144,337)	(2,081,029)	(2,016,388)	62,412

		(619,900)	(18,821,949)	(18,261,704)	495,127

Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(9,030)	(283,681)	(249,318)	35,747
Big Lots, Inc.	Morgan Stanley	(9,900)	(649,366)	(676,170)	(33,209)
Burlington Stores, Inc.	Morgan Stanley	(2,172)	(525,895)	(648,994)	(135,653)
Camping World Holdings, Inc., Class A .	Morgan Stanley	(240)	(8,831)	(8,731)	4,239
CarMax, Inc.	Morgan Stanley	(4,215)	(531,042)	(559,162)	(32,564)
Children’s Place, Inc. (The)	Morgan Stanley	(22,859)	(1,194,081)	(1,593,272)	(400,478)
Core-Mark Holding Co., Inc.	Morgan Stanley	(6,896)	(210,832)	(266,806)	(58,594)
Designer Brands, Inc., Class A	Morgan Stanley	(74,649)	(947,434)	(1,298,893)	(352,483)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(5,853)	(434,493)	(558,844)	(142,266)
GrowGeneration Corp.	Morgan Stanley	(5,475)	(242,270)	(272,053)	(30,059)
Grubhub, Inc.	Morgan Stanley	(14,114)	(1,006,942)	(846,840)	160,256
Leslie’s, Inc.	Morgan Stanley	(13,087)	(344,442)	(320,501)	23,557
Lithia Motors, Inc., Class A	Morgan Stanley	(4,801)	(1,627,809)	(1,872,822)	(288,902)
Monro, Inc.	Morgan Stanley	(24,753)	(1,527,399)	(1,628,747)	(121,425)
Nordstrom, Inc.	Morgan Stanley	(24,759)	(540,375)	(937,623)	(400,692)
Penske Automotive Group, Inc.	Morgan Stanley	(4,458)	(256,551)	(357,710)	(112,570)
Pool Corp.	Morgan Stanley	(2,040)	(680,256)	(704,290)	(25,738)
RealReal, Inc. (The)	Morgan Stanley	(80,162)	(1,641,321)	(1,814,066)	(174,507)
Ross Stores, Inc.	Morgan Stanley	(29,079)	(3,459,312)	(3,486,863)	(37,681)
Sally Beauty Holdings, Inc.	Morgan Stanley	(155,359)	(2,420,146)	(3,127,377)	(720,282)
Stitch Fix, Inc., Class A	Morgan Stanley	(47,446)	(2,431,886)	(2,350,475)	78,810
TJX Cos., Inc. (The)	Morgan Stanley	(13,013)	(887,064)	(860,810)	27,509
Tractor Supply Co.	Morgan Stanley	(613)	(109,499)	(108,550)	1,125
Ulta Beauty, Inc.	Morgan Stanley	(1,056)	(302,281)	(326,484)	(32,781)
Vroom, Inc.	Morgan Stanley	(39,348)	(1,360,418)	(1,534,178)	(175,224)

		(595,377)	(23,623,626)	(26,409,579)	(2,943,865)

Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(10,802)	(973,104)	(872,694)	99,358
Cree, Inc.	Morgan Stanley	(6,997)	(599,411)	(756,586)	(182,507)
Diodes, Inc.	Morgan Stanley	(11,462)	(879,795)	(915,126)	(38,109)
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	(3,527)	(108,204)	(189,753)	(88,025)
MaxLinear, Inc.	Morgan Stanley	(9,039)	(282,828)	(308,049)	(28,816)
Onto Innovation, Inc.	Morgan Stanley	(2,865)	(104,802)	(188,259)	(91,137)
Power Integrations, Inc.	Morgan Stanley	(7,753)	(621,831)	(631,714)	(14,437)
Semtech Corp.	Morgan Stanley	(3,858)	(263,267)	(266,202)	(3,233)
Silicon Laboratories, Inc.	Morgan Stanley	(6,051)	(887,742)	(853,615)	25,787

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Universal Display Corp.	Morgan Stanley	(827)	$(164,594)	$(195,809)	$(33,397)

		(63,181)	(4,885,578)	(5,177,807)	(354,516)

Software & Services
8x8, Inc.	Morgan Stanley	(28,511)	(474,901)	(924,897)	(468,280)
Altair Engineering, Inc., Class A	Morgan Stanley	(2,839)	(116,946)	(177,636)	(66,310)
Alteryx, Inc., Class A	Morgan Stanley	(38,461)	(4,076,545)	(3,190,725)	881,472
Anaplan, Inc.	Morgan Stanley	(26,638)	(1,529,378)	(1,434,456)	93,279
BlackBerry Ltd. (Canada)	Morgan Stanley	(17,980)	(152,208)	(151,571)	456
Cardtronics PLC, Class A (United Kingdom)	Morgan Stanley	(9,970)	(384,184)	(386,836)	(4,857)
Ceridian HCM Holding, Inc.	Morgan Stanley	(16,750)	(1,547,383)	(1,411,523)	134,422
Citrix Systems, Inc.	Morgan Stanley	(1,429)	(203,688)	(200,574)	2,340
Conduent, Inc.	Morgan Stanley	(92,693)	(355,665)	(617,335)	(262,067)
Coupa Software, Inc.	Morgan Stanley	(10,060)	(2,524,015)	(2,560,069)	(38,753)
DXC Technology Co.	Morgan Stanley	(14,714)	(401,576)	(459,960)	(67,326)
Elastic NV (Netherlands)	Morgan Stanley	(6,394)	(737,215)	(711,013)	23,999
Euronet Worldwide, Inc.	Morgan Stanley	(6,549)	(883,582)	(905,727)	(30,157)
Everbridge, Inc.	Morgan Stanley	(900)	(126,583)	(109,062)	18,740
Evo Payments, Inc., Class A	Morgan Stanley	(4,919)	(135,601)	(135,371)	48
Fastly, Inc., Class A	Morgan Stanley	(18,513)	(1,414,086)	(1,245,555)	163,443
fuboTV, Inc.	Morgan Stanley	(44,683)	(1,209,118)	(988,388)	219,427
Guidewire Software, Inc.	Morgan Stanley	(10,614)	(1,130,638)	(1,078,701)	50,718
LiveRamp Holdings, Inc.	Morgan Stanley	(5,167)	(271,966)	(268,064)	3,594
Medallia, Inc.	Morgan Stanley	(38,906)	(1,150,342)	(1,085,088)	64,013
MongoDB, Inc.	Morgan Stanley	(1,781)	(520,848)	(476,293)	43,983
New Relic, Inc.	Morgan Stanley	(36,748)	(2,127,160)	(2,259,267)	(135,899)
Nuance Communications, Inc.	Morgan Stanley	(12,715)	(622,451)	(554,883)	72,187
PagerDuty, Inc.	Morgan Stanley	(11,675)	(456,745)	(469,685)	(13,444)
Palo Alto Networks, Inc.	Morgan Stanley	(297)	(110,697)	(95,652)	35,683
Paycom Software, Inc.	Morgan Stanley	(2,337)	(969,751)	(864,830)	103,146
Pegasystems, Inc.	Morgan Stanley	(6,845)	(914,703)	(782,657)	132,583
Perspecta, Inc.	Morgan Stanley	(6,099)	(177,722)	(177,176)	(169)
Ping Identity Holding Corp.	Morgan Stanley	(74,704)	(2,306,780)	(1,638,259)	666,053
Pluralsight, Inc., Class A	Morgan Stanley	(27,131)	(541,104)	(606,107)	(72,869)
Proofpoint, Inc.	Morgan Stanley	(4,702)	(595,288)	(591,465)	1,916
PROS Holdings, Inc.	Morgan Stanley	(23,448)	(935,658)	(996,540)	(63,353)
Q2 Holdings, Inc.	Morgan Stanley	(8,627)	(1,004,659)	(864,425)	139,148
Qualys, Inc.	Morgan Stanley	(2,162)	(292,537)	(226,534)	66,066
Rackspace Technology, Inc.	Morgan Stanley	(29,155)	(637,672)	(693,306)	(56,330)
Rapid7, Inc.	Morgan Stanley	(1,585)	(132,082)	(118,257)	13,700
RingCentral, Inc., Class A	Morgan Stanley	(1,924)	(575,919)	(573,121)	984
Sabre Corp.	Morgan Stanley	(50,439)	(480,768)	(747,002)	(291,650)
SolarWinds Corp.	Morgan Stanley	(22,833)	(382,038)	(398,208)	(16,594)
Splunk, Inc.	Morgan Stanley	(23,593)	(3,802,841)	(3,196,380)	601,477
Sumo Logic, Inc.	Morgan Stanley	(6,690)	(123,846)	(126,173)	(2,477)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Software & Services — (continued)
Switch, Inc., Class A	Morgan Stanley	(56,218)	$(1,002,929)	$(914,105)	$80,248
Telos Corp.	Morgan Stanley	(2,972)	(107,963)	(112,698)	(4,868)
Tucows, Inc., Class A	Morgan Stanley	(3,984)	(246,603)	(308,760)	(62,437)
Unity Software, Inc.	Morgan Stanley	(5,567)	(521,850)	(558,426)	(45,974)
Upland Software, Inc.	Morgan Stanley	(8,975)	(355,713)	(423,530)	(71,896)
Verra Mobility Corp.	Morgan Stanley	(48,766)	(604,623)	(660,048)	(56,085)
Yext, Inc.	Morgan Stanley	(109,305)	(1,785,434)	(1,582,736)	200,783
Zuora, Inc., Class A	Morgan Stanley	(48,013)	(569,915)	(710,592)	(144,673)

		(1,035,980)	(41,731,919)	(39,769,666)	1,837,440

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(4,582)	(1,368,088)	(1,383,260)	(16,644)
Avnet, Inc.	Morgan Stanley	(5,038)	(192,284)	(209,127)	(17,938)
Ciena Corp.	Morgan Stanley	(28,025)	(1,512,844)	(1,533,528)	(22,309)
Coherent, Inc.	Morgan Stanley	(1,975)	(406,430)	(499,458)	(108,356)
CommScope Holding Co., Inc.	Morgan Stanley	(87,545)	(1,304,634)	(1,344,691)	(41,461)
Fabrinet (Cayman Islands)	Morgan Stanley	(7,750)	(568,301)	(700,523)	(134,021)
FLIR Systems, Inc.	Morgan Stanley	(3,074)	(166,965)	(173,589)	(7,922)
Infinera Corp.	Morgan Stanley	(55,772)	(435,360)	(537,084)	(104,391)
Inseego Corp.	Morgan Stanley	(23,321)	(232,290)	(233,210)	(1,185)
Insight Enterprises, Inc.	Morgan Stanley	(12,199)	(632,050)	(1,164,029)	(542,579)
IPG Photonics Corp.	Morgan Stanley	(631)	(142,505)	(133,103)	8,009
Itron, Inc.	Morgan Stanley	(5,621)	(433,226)	(498,302)	(75,971)
Knowles Corp.	Morgan Stanley	(8,198)	(154,624)	(171,502)	(18,987)
Motorola Solutions, Inc.	Morgan Stanley	(2,783)	(508,806)	(523,343)	(19,377)
National Instruments Corp.	Morgan Stanley	(10,289)	(436,882)	(444,330)	(13,245)
nLight, Inc.	Morgan Stanley	(22,795)	(519,726)	(738,558)	(220,562)
Novanta, Inc. (Canada)	Morgan Stanley	(830)	(107,198)	(109,469)	(2,480)
PAR Technology Corp.	Morgan Stanley	(702)	(46,189)	(45,918)	203
PC Connection, Inc.	Morgan Stanley	(525)	(24,262)	(24,355)	(137)
Plexus Corp.	Morgan Stanley	(4,058)	(345,121)	(372,687)	(27,951)
Pure Storage, Inc., Class A	Morgan Stanley	(106,041)	(2,357,533)	(2,284,123)	69,594
Stratasys Ltd. (Israel)	Morgan Stanley	(11,654)	(182,502)	(301,839)	(134,430)
Super Micro Computer, Inc.	Morgan Stanley	(4,678)	(126,261)	(182,723)	(56,838)
ViaSat, Inc.	Morgan Stanley	(16,609)	(637,107)	(798,394)	(170,793)

		(424,695)	(12,841,188)	(14,407,145)	(1,659,771)

Telecommunication Services
BCE, Inc. (Canada)	Morgan Stanley	(11,273)	(496,127)	(508,863)	(20,629)
Cogent Communications Holdings, Inc.	Morgan Stanley	(13,180)	(841,648)	(906,257)	(77,538)
Shenandoah Telecommunications Co.	Morgan Stanley	(3,013)	(149,066)	(147,065)	1,044
United States Cellular Corp.	Morgan Stanley	(4,770)	(147,789)	(174,010)	(26,584)

		(32,236)	(1,634,630)	(1,736,195)	(123,707)

Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(25,315)	(612,539)	(740,717)	(129,800)
Hawaiian Holdings, Inc.	Morgan Stanley	(20,261)	(274,461)	(540,361)	(269,171)
Hub Group, Inc., Class A	Morgan Stanley	(5,029)	(311,949)	(338,351)	(26,752)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Transportation — (continued)
JB Hunt Transport Services, Inc.	Morgan Stanley	(4,658)	$(743,058)	$(782,870)	$(40,620)
Kirby Corp.	Morgan Stanley	(11,371)	(600,704)	(685,444)	(87,800)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(8,486)	(379,409)	(408,092)	(29,579)
Landstar System, Inc.	Morgan Stanley	(1,041)	(171,738)	(171,827)	(290)
Matson, Inc.	Morgan Stanley	(2,394)	(86,806)	(159,680)	(83,154)
SEACOR Holdings, Inc.	Morgan Stanley	(6,038)	(251,653)	(246,049)	5,319
Spirit Airlines, Inc.	Morgan Stanley	(3,004)	(110,917)	(110,848)	(66)
United Airlines Holdings, Inc.	Morgan Stanley	(17,581)	(947,833)	(1,011,611)	(87,077)

		(105,178)	(4,491,067)	(5,195,850)	(748,990)

Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(1,277)	(19,995)	(20,228)	(272)
ALLETE, Inc.	Morgan Stanley	(15,246)	(908,832)	(1,024,379)	(146,422)
Ameren Corp.	Morgan Stanley	(14,745)	(1,171,888)	(1,199,653)	(45,805)
American Water Works Co., Inc.	Morgan Stanley	(829)	(120,973)	(124,284)	(4,103)
Atmos Energy Corp.	Morgan Stanley	(3,152)	(285,175)	(311,575)	(28,794)
Avangrid, Inc.	Morgan Stanley	(18,285)	(863,277)	(910,776)	(64,194)
Avista Corp.	Morgan Stanley	(8,211)	(319,893)	(392,075)	(78,197)
Black Hills Corp.	Morgan Stanley	(6,346)	(392,817)	(423,722)	(42,857)
California Water Service Group	Morgan Stanley	(2,804)	(133,576)	(157,977)	(26,336)
CenterPoint Energy, Inc.	Morgan Stanley	(20,935)	(422,688)	(474,178)	(53,177)
Clearway Energy, Inc., Class A	Morgan Stanley	(8,806)	(217,904)	(233,447)	(19,851)
CMS Energy Corp.	Morgan Stanley	(5,284)	(330,649)	(323,486)	2,306
Consolidated Edison, Inc.	Morgan Stanley	(26,731)	(1,834,388)	(1,999,479)	(171,583)
DTE Energy Co.	Morgan Stanley	(1,443)	(173,103)	(192,121)	(28,590)
Edison International	Morgan Stanley	(10,066)	(588,455)	(589,868)	(18,105)
Entergy Corp.	Morgan Stanley	(10,090)	(1,037,559)	(1,003,652)	17,930
Essential Utilities, Inc.	Morgan Stanley	(20,960)	(956,762)	(937,960)	4,582
Evergy, Inc.	Morgan Stanley	(13,137)	(767,918)	(782,046)	(15,353)
Eversource Energy	Morgan Stanley	(15,030)	(1,229,226)	(1,301,448)	(76,644)
FirstEnergy Corp.	Morgan Stanley	(17,678)	(595,083)	(613,250)	(20,034)
New Jersey Resources Corp.	Morgan Stanley	(18,004)	(587,473)	(717,819)	(152,359)
Northwest Natural Holding Co.	Morgan Stanley	(6,743)	(320,472)	(363,785)	(44,866)
NorthWestern Corp.	Morgan Stanley	(7,078)	(431,890)	(461,486)	(33,030)
OGE Energy Corp.	Morgan Stanley	(2,966)	(89,111)	(95,980)	(7,082)
ONE Gas, Inc.	Morgan Stanley	(3,550)	(266,090)	(273,031)	(7,242)
Ormat Technologies, Inc.	Morgan Stanley	(7,550)	(620,687)	(592,902)	26,199
Otter Tail Corp.	Morgan Stanley	(1,925)	(83,671)	(88,877)	(5,314)
Portland General Electric Co.	Morgan Stanley	(11,165)	(494,402)	(530,003)	(43,249)
PPL Corp.	Morgan Stanley	(24,640)	(695,766)	(710,618)	(29,551)
Public Service Enterprise Group, Inc.	Morgan Stanley	(4,239)	(235,326)	(255,230)	(21,885)
Sempra Energy	Morgan Stanley	(13,072)	(1,694,185)	(1,733,086)	(82,940)
SJW Group.	Morgan Stanley	(3,924)	(258,634)	(247,173)	7,375
Southwest Gas Holdings, Inc.	Morgan Stanley	(4,645)	(324,565)	(319,158)	(2,232)
Sunnova Energy International, Inc.	Morgan Stanley	(3,204)	(136,388)	(130,787)	2,944

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Utilities — (continued)
WEC Energy Group, Inc.	Morgan Stanley	(11,929)	$(1,002,485)	$(1,116,435)	$(122,175)

		(345,689)	(19,611,306)	(20,651,974)	(1,330,906)

Total Reference Entity — Short			(266,082,815)	(283,297,258)	(19,494,728)

Net Value of Reference Entity			$(169,350,490)	$(165,965,952)	$1,686,454

*	Includes $(1,698,083) related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.3%
Automobiles & Components — 2.1%
Adient PLC (Ireland)*	3,720	$164,424
American Axle & Manufacturing Holdings, Inc.*	29,945	289,269
Aptiv PLC (Jersey)*	3,056	421,422
BorgWarner, Inc.	7	325
Cooper Tire & Rubber Co.	96	5,374
Ford Motor Co.(a)*	109,113	1,336,634
General Motors Co.(a)	25,810	1,483,043
Gentex Corp.	6,100	217,587
Gentherm, Inc.*	563	41,724
Magna International, Inc. (Canada)	4,939	434,830
Visteon Corp.*	1,421	173,291
Winnebago Industries, Inc.	1,693	129,870
XPEL, Inc.*	7	364

		4,698,157

Capital Goods — 10.1%
3M Co.(a)	7,193	1,385,947
A.O. Smith Corp.	2,889	195,325
AAR Corp.	745	31,029
Acuity Brands, Inc.	755	124,575
Advanced Drainage Systems, Inc.	2,558	264,472
AECOM*	5,046	323,499
AeroVironment, Inc.*	962	111,650
Altra Industrial Motion Corp.	2,502	138,411
AMETEK, Inc.	5,478	699,705
Apogee Enterprises, Inc.	3,011	123,090
Applied Industrial Technologies, Inc.	527	48,047
Atkore, Inc.*	3,058	219,870
Ballard Power Systems, Inc. (Canada)*	890	21,663
Barnes Group, Inc.	1,590	78,769
Boise Cascade Co.	763	45,650
Colfax Corp.*	13,743	602,081
Cubic Corp.	3,768	280,980
Cummins, Inc.(a)	3,480	901,703
Curtiss-Wright Corp.	518	61,435
Deere & Co.	2,298	859,774
Donaldson Co., Inc.	2,149	124,986
Dover Corp.	1,759	241,212
Dycom Industries, Inc.*	1,214	112,720
Eaton Corp. PLC (Ireland)	580	80,202
EMCOR Group, Inc.	1,426	159,940
Emerson Electric Co.(a)	4,433	399,945
Enerpac Tool Group Corp.	106	2,769

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EnerSys	26	$2,361
EnPro Industries, Inc.	764	65,146
Fastenal Co.	1,120	56,314
Flowserve Corp.	4,812	186,754
Fortive Corp.	6,878	485,862
Fortune Brands Home & Security, Inc.	4,430	424,483
Franklin Electric Co., Inc.	1,035	81,703
Generac Holdings, Inc.*	425	139,166
General Dynamics Corp.	2,355	427,574
Gibraltar Industries, Inc.*	583	53,350
Granite Construction, Inc.	1,260	50,715
HEICO Corp.	287	36,105
Herc Holdings, Inc.*	2,184	221,305
Honeywell International, Inc.(a)	1,891	410,479
Howmet Aerospace, Inc.(a)*	49,702	1,596,925
Huntington Ingalls Industries, Inc.	843	173,532
Ingersoll Rand, Inc.*	1,812	89,169
ITT, Inc.	211	19,182
John Bean Technologies Corp.	616	82,137
Johnson Controls International PLC (Ireland)	4,627	276,093
Lockheed Martin Corp.(a)	2,762	1,020,559
Masco Corp.	9,383	562,042
Masonite International Corp. (Canada)*	647	74,560
MasTec, Inc.*	2,728	255,614
Middleby Corp. (The)*	2,329	386,032
MRC Global, Inc.*	4,346	39,244
MSC Industrial Direct Co., Inc., Class A	718	64,756
Mueller Industries, Inc.	1,783	73,727
Nordson Corp.	590	117,221
Northrop Grumman Corp.	1,752	567,017
NOW, Inc.*	9,437	95,219
nVent Electric PLC (Ireland)	1,748	48,787
Owens Corning	2,360	217,332
PACCAR, Inc.	465	43,208
Parker-Hannifin Corp.	1,782	562,096
Pentair PLC (Ireland)	9,746	607,371
Primoris Services Corp.	377	12,490
Quanta Services, Inc.	8,381	737,360
Regal Beloit Corp.	332	47,370
Rexnord Corp.	1,310	61,688

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sensata Technologies Holding PLC (United Kingdom)*	367	$21,268
Simpson Manufacturing Co., Inc.	1,636	169,702
SiteOne Landscape Supply, Inc.*	390	66,589
Snap-on, Inc.	2,190	505,321
SPX FLOW, Inc.	246	15,579
Stanley Black & Decker, Inc.	3,255	649,926
Systemax, Inc.	24	987
Terex Corp.	3,230	148,806
Toro Co. (The)	994	102,521
TPI Composites, Inc.*	2,058	116,133
Trane Technologies PLC (Ireland)	3,083	510,421
TransDigm Group, Inc.*	1,314	772,527
UFP Industries, Inc.	1,851	140,380
United Rentals, Inc.*	1,433	471,901
Univar Solutions, Inc.*	7,983	171,954
Valmont Industries, Inc.	517	122,875
Watsco, Inc.	294	76,660
Watts Water Technologies, Inc., Class A	307	36,475
Westinghouse Air Brake Technologies Corp.	217	17,178
WW Grainger, Inc.	129	51,720
Xylem, Inc.	582	61,215

		22,341,635

Commercial & Professional Services — 1.9%
ABM Industries, Inc.	6,674	340,441
ASGN, Inc.*	67	6,394
Booz Allen Hamilton Holding Corp.	1,950	157,034
Brady Corp., Class A	17	909
CACI International, Inc., Class A*	580	143,063
CBIZ, Inc.*	215	7,022
Cimpress PLC (Ireland)*	1,365	136,677
Cintas Corp.	978	333,801
Clean Harbors, Inc.*	754	63,381
Copart, Inc.*	1,634	177,469
CoreLogic, Inc.	3,236	256,453
FTI Consulting, Inc.*	329	46,096
Healthcare Services Group, Inc.	8,288	232,313
ICF International, Inc.	172	15,033
Jacobs Engineering Group, Inc.	2,164	279,740
KBR, Inc.	400	15,356
ManpowerGroup, Inc.	1,467	145,086

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)	9,394	$236,259
Republic Services, Inc.	4,892	486,020
Ritchie Bros Auctioneers, Inc. (Canada)	617	36,125
Robert Half International, Inc.	1,237	96,573
Rollins, Inc.	4,466	153,720
Science Applications International
Corp.	1,439	120,286
Steelcase, Inc., Class A	3,980	57,272
Tetra Tech, Inc.	317	43,023
Thomson Reuters Corp. (Canada)	3,313	290,119
TransUnion	428	38,520
TriNet Group, Inc.*	546	42,566
UniFirst Corp.	90	20,134
Verisk Analytics, Inc.	611	107,958
Waste Connections, Inc. (Canada)	226	24,403

		4,109,246

Consumer Durables & Apparel — 3.4%
BRP, Inc. (Canada)	2	174
Brunswick Corp.	1,017	96,991
Callaway Golf Co.	867	23,192
Capri Holdings Ltd. (British Virgin Islands)*	14,551	742,101
Carter’s, Inc.	1,435	127,615
Cavco Industries, Inc.*	490	110,549
Crocs, Inc.*	870	69,992
Deckers Outdoor Corp.*	775	256,075
DR Horton, Inc.	2,769	246,773
Garmin Ltd. (Switzerland)	2,760	363,906
Gildan Activewear, Inc. (Canada)	23	705
Hanesbrands, Inc.	2,015	39,635
Hasbro, Inc.	806	77,473
Helen of Troy Ltd. (Bermuda)*	96	20,223
Kontoor Brands, Inc.	5,500	266,915
La-Z-Boy, Inc.	2,522	107,135
Lovesac Co. (The)*	435	24,621
Mattel, Inc.*	5,760	114,739
Mohawk Industries, Inc.*	3,962	761,932
Newell Brands, Inc.	3,954	105,888
NIKE, Inc., Class B(a)	5,729	761,327
Polaris, Inc.	1,127	150,454
PulteGroup, Inc.	4,229	221,769

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
PVH Corp.	3,654	$386,228
Skyline Champion Corp.*	1,531	69,293
Smith & Wesson Brands, Inc.	8,265	144,224
Sonos, Inc.*	5,839	218,787
Steven Madden Ltd.	10,379	386,722
Sturm Ruger & Co., Inc.	2,901	191,669
Tapestry, Inc.	6,076	250,392
Tempur Sealy International, Inc.	10,078	368,452
Tupperware Brands Corp.*	4,976	131,416
Under Armour, Inc., Class C*	7,951	146,775
Whirlpool Corp.	1,352	297,913
YETI Holdings, Inc.*	2,385	172,221

		7,454,276

Consumer Services — 3.2%
Adtalem Global Education, Inc.*	6,864	271,403
Airbnb, Inc., Class A*	1,180	221,769
Bloomin’ Brands, Inc.*	21,305	576,300
Boyd Gaming Corp.*	8,303	489,545
Chipotle Mexican Grill, Inc.*	103	146,344
Chuy’s Holdings, Inc.*	81	3,590
Dine Brands Global, Inc.	7,315	658,569
Graham Holdings Co., Class B	111	62,431
Grand Canyon Education, Inc.*	1,328	142,229
Hyatt Hotels Corp., Class A*	383	31,674
Jack in the Box, Inc.	2,788	306,067
Laureate Education, Inc., Class A*	17,764	241,413
Marriott International, Inc., Class A*	2,810	416,189
McDonald’s Corp.(a)	3,238	725,765
MGM Resorts International(a)	20,542	780,391
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	1,419	39,150
Papa John’s International, Inc.	1,330	117,891
Penn National Gaming, Inc.*	2,579	270,382
Perdoceo Education Corp.*	7,952	95,106
Red Rock Resorts, Inc., Class A	1,396	45,496
Scientific Games Corp.*	724	27,888
Service Corp. International	3,110	158,766
Strategic Education, Inc.	1,329	122,148
Wendy’s Co. (The)	4,917	99,618
WW International, Inc.*	290	9,071
Wyndham Hotels & Resorts, Inc.	1,238	86,388
Yum! Brands, Inc.(a)	9,457	1,023,058

		7,168,641

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 2.3%
Berkshire Hathaway, Inc., Class B(a)*	8,776	$2,242,005
BlackRock, Inc.	922	695,151
Donnelley Financial Solutions, Inc.*	326	9,073
Federated Hermes, Inc.	2,467	77,217
Intercontinental Exchange, Inc.	3,056	341,294
Invesco Ltd. (Bermuda)	5,728	144,460
Morningstar, Inc.	214	48,159
Nasdaq, Inc.	3,549	523,336
S&P Global, Inc.(a)	1,836	647,869
Sprott, Inc. (Canada)	59	2,242
T Rowe Price Group, Inc.	2,333	400,343

		5,131,149

Energy — 3.3%
Antero Midstream Corp.	17,352	156,689
Antero Resources Corp.*	10,301	105,070
APA Corp.	12,080	216,232
Archrock, Inc.	1,333	12,650
Cactus, Inc., Class A	1,440	44,093
Callon Petroleum Co.*	285	10,987
Canadian Natural Resources Ltd. (Canada)	11,426	352,721
Cenovus Energy, Inc. (Canada)	3,151	23,696
Centennial Resource Development, Inc., Class A*	714	2,999
Chevron Corp.(a)	163	17,081
ConocoPhillips	1	53
Core Laboratories NV (Netherlands)	1,122	32,302
Crescent Point Energy Corp. (Canada)	7,044	29,373
Devon Energy Corp.	19,157	418,580
DHT Holdings, Inc. (Marshall Islands)	32,251	191,248
EOG Resources, Inc.(a)	7,653	555,072
Exxon Mobil Corp.	8,626	481,590
Green Plains, Inc.*	2,392	64,751
Halliburton Co.	22,681	486,734
HollyFrontier Corp.	271	9,696
Kinder Morgan, Inc.	4,757	79,204
Kosmos Energy Ltd.	87,935	269,960
Magnolia Oil & Gas Corp., Class A*	6,663	76,491
Marathon Oil Corp.	21,093	225,273
Marathon Petroleum Corp.	10,391	555,815
Murphy Oil Corp.	2,697	44,258
New Fortress Energy, Inc.	2,013	92,417

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
NexTier Oilfield Solutions, Inc.*	606	$2,254
NOV, Inc.	5,454	74,829
Occidental Petroleum Corp.(a)	41,652	1,108,776
Oceaneering International, Inc.*	5,339	60,971
Range Resources Corp.*	17,715	182,996
SM Energy Co.	19,594	320,754
Targa Resources Corp.	1,899	60,293
TechnipFMC PLC (United Kingdom)	178	1,374
Vermilion Energy, Inc. (Canada)	5,977	43,513
Whiting Petroleum Corp.*	755	26,765
Williams Cos., Inc. (The)	20,291	480,694
World Fuel Services Corp.	8,696	306,099

		7,224,353

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	1,331	469,151
Kroger Co. (The)	8,054	289,863
Sprouts Farmers Market, Inc.*	6,943	184,823
Sysco Corp.	6,844	538,897
United Natural Foods, Inc.*	350	11,529
Walgreens Boots Alliance, Inc.	5,551	304,750
Walmart, Inc.(a)	11,936	1,621,267
Weis Markets, Inc.	137	7,743

		3,428,023

Food, Beverage & Tobacco — 3.3%
Altria Group, Inc.(a)	10,657	545,212
Archer-Daniels-Midland Co.	1,701	96,957
Bunge Ltd. (Bermuda)	1,625	128,814
Coca-Cola Co. (The)(a)	9,563	504,066
Coca-Cola Consolidated, Inc.	127	36,675
Conagra Brands, Inc.	6,642	249,739
Constellation Brands, Inc., Class A(a)	2,447	557,916
Darling Ingredients, Inc.*	1,151	84,691
Flowers Foods, Inc.	2,160	51,408
General Mills, Inc.	5,487	336,463
Hain Celestial Group, Inc. (The)*	2,550	111,180
JM Smucker Co. (The)	3,644	461,075
Kellogg Co.	2,466	156,098
Kraft Heinz Co. (The)(a)	21,896	875,840
Molson Coors Beverage Co., Class B	2,865	146,545
Mondelez International, Inc., Class A	8,360	489,311
Monster Beverage Corp.(a)*	12,602	1,147,916
PepsiCo, Inc.(a)	3,281	464,097
Philip Morris International, Inc.	4,773	423,556

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
SunOpta, Inc. (Canada)*	2,808	$41,474
Tyson Foods, Inc., Class A	4,383	325,657
Vector Group Ltd.	841	11,732

		7,246,422

Health Care Equipment & Services — 6.6%
Abbott Laboratories	4,219	505,605
ABIOMED, Inc.*	82	26,136
Acadia Healthcare Co., Inc.*	1,381	78,910
Align Technology, Inc.*	926	501,457
Allscripts Healthcare Solutions, Inc.*	6,609	99,234
AmerisourceBergen Corp.	2,399	283,250
AngioDynamics, Inc.*	34	796
Anthem, Inc.(a)	2,211	793,638
Baxter International, Inc.	264	22,266
Becton Dickinson and Co.	2,891	702,947
BioLife Solutions, Inc.*	273	9,828
Cerner Corp.	3,657	262,865
Chemed Corp.	105	48,281
Community Health Systems, Inc.*	10,011	135,349
CONMED Corp.	707	92,327
CorVel Corp.*	2	205
CVS Health Corp.	3,543	266,540
Danaher Corp.(a)	4,112	925,529
DaVita, Inc.*	49	5,281
DENTSPLY SIRONA, Inc.	1,340	85,505
Ensign Group, Inc. (The)	1,306	122,555
Envista Holdings Corp.*	4,133	168,626
Fulgent Genetics, Inc.*	2,113	204,158
HCA Healthcare, Inc.	2,274	428,285
Hill-Rom Holdings, Inc.	632	69,823
Hologic, Inc.(a)*	12,920	960,990
Humana, Inc.(a)	443	185,728
ICU Medical, Inc.*	284	58,345
IDEXX Laboratories, Inc.*	1,416	692,863
Inogen, Inc.*	8	420
Integer Holdings Corp.*	58	5,342
Laboratory Corp. of America
Holdings*	3,083	786,257
LeMaitre Vascular, Inc.	221	10,780
McKesson Corp.	1,748	340,930
MEDNAX, Inc.*	4,502	114,666
Medtronic PLC (Ireland)	6,052	714,923
Meridian Bioscience, Inc.*	2,659	69,799

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Merit Medical Systems, Inc.*	1,416	$84,790
NextGen Healthcare, Inc.*	713	12,905
Omnicell, Inc.*	1,609	208,961
Option Care Health, Inc.*	605	10,733
Owens & Minor, Inc.	2,728	102,546
Patterson Cos., Inc.	10,722	342,568
Progyny, Inc.*	278	12,374
Quest Diagnostics, Inc.	3,137	402,603
Quidel Corp.*	1,109	141,874
Select Medical Holdings Corp.*	7,675	261,718
STERIS PLC (Ireland)	495	94,288
Stryker Corp.	1,219	296,924
Teladoc Health, Inc.*	719	130,678
Tenet Healthcare Corp.*	3,821	198,692
Tivity Health, Inc.*	9,328	208,201
UnitedHealth Group, Inc.	2,632	979,288
Universal Health Services, Inc., Class B(a)	2,475	330,140
Varian Medical Systems, Inc.*	3,063	540,711
Veeva Systems, Inc., Class A*	265	69,229
West Pharmaceutical Services, Inc.	1,035	291,642

		14,501,304

Household & Personal Products — 1.3%
BellRing Brands, Inc., Class A*	10	236
Clorox Co. (The)	2,505	483,164
Colgate-Palmolive Co.	8,355	658,625
Edgewell Personal Care Co.	1,344	53,222
elf Beauty, Inc.*	2,801	75,151
Estee Lauder Cos., Inc. (The), Class A	1,943	565,122
Inter Parfums, Inc.	198	14,044
Kimberly-Clark Corp.	287	39,907
Procter & Gamble Co. (The)(a)	5,659	766,398
Spectrum Brands Holdings, Inc.	1,498	127,330
WD-40 Co.	168	51,438

		2,834,637

Materials — 4.9%
Agnico Eagle Mines Ltd. (Canada)	1,937	111,978
Allegheny Technologies, Inc.*	11,473	241,621
Amcor PLC (Jersey)	19,893	232,350
Ashland Global Holdings, Inc.	1,928	171,149
Avient Corp.	12,321	582,414

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Axalta Coating Systems Ltd. (Bermuda)*	169	$4,999
Balchem Corp.	3	376
Barrick Gold Corp. (Canada)	5,304	105,019
Berry Global Group, Inc.*	1,957	120,160
Carpenter Technology Corp.	6,891	283,565
CF Industries Holdings, Inc.	5,599	254,083
Chemours Co. (The)	8,449	235,812
Coeur Mining, Inc.*	2,217	20,020
Commercial Metals Co.	8,068	248,817
Compass Minerals International, Inc.	642	40,266
Corteva, Inc.	2,880	134,266
Crown Holdings, Inc.	1,357	131,683
Dow, Inc.	7,055	451,097
DuPont de Nemours, Inc.	1,685	130,217
Eastman Chemical Co.	622	68,495
Ferro Corp.*	1,808	30,483
FMC Corp.	1,899	210,048
Franco-Nevada Corp. (Canada)	842	105,494
Freeport-McMoRan, Inc.	20,237	666,404
Hecla Mining Co.	6,164	35,073
IAMGOLD Corp. (Canada)*	38,466	114,629
Ingevity Corp.*	2,087	157,631
Innospec, Inc.	551	56,582
International Paper Co.	5,818	314,579
Kaiser Aluminum Corp.	597	65,968
Kinross Gold Corp. (Canada)	36,964	246,550
Kraton Corp.*	2,986	109,258
Linde PLC (Ireland)	3,017	845,182
Louisiana-Pacific Corp.	414	22,960
Martin Marietta Materials, Inc.	604	202,835
Minerals Technologies, Inc.	229	17,248
Mosaic Co. (The)	6,582	208,057
Newmont Corp.	6,392	385,246
Nucor Corp.	3,641	292,263
Nutrien Ltd. (Canada)	1,300	70,057
O-I Glass, Inc.*	4,415	65,077
Pan American Silver Corp. (Canada)	5,438	163,303
PPG Industries, Inc.	2,933	440,713
PQ Group Holdings, Inc.	124	2,071
Pretium Resources, Inc. (Canada)*	13,730	142,380
Ranpak Holdings Corp.*	382	7,663
Reliance Steel & Aluminum Co.	611	93,049

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
RPM International, Inc.	1,885	$173,137
Sealed Air Corp.	4,208	192,811
Sensient Technologies Corp.	1,317	102,726
Sherwin-Williams Co. (The)(a)	1,262	931,369
Sonoco Products Co.	589	37,284
Southern Copper Corp.	976	66,241
Summit Materials, Inc., Class A*	1,126	31,551
Trinseo SA (Luxembourg)	1,489	94,805
United States Steel Corp.	10,441	273,241
Westrock Co.	1,387	72,193
Worthington Industries, Inc.	2,630	176,447

		10,790,995

Media & Entertainment — 7.8%
Activision Blizzard, Inc.	7,235	672,855
Alphabet, Inc., Class A(a)*	2,026	4,178,666
AMC Networks, Inc., Class A*	95	5,050
Cable One, Inc.	43	78,619
Cargurus, Inc.*	2,103	50,114
Charter Communications, Inc., Class A(a)*	2,389	1,474,061
Comcast Corp., Class A	294	15,908
DISH Network Corp., Class A*	15,301	553,896
Facebook, Inc., Class A(a)*	12,304	3,623,897
Fox Corp., Class A	12,473	450,400
Glu Mobile, Inc.*	481	6,003
Gray Television, Inc.	5,184	95,386
Interpublic Group of Cos., Inc. (The)	11,441	334,077
Lions Gate Entertainment Corp., Class B (Canada)*	2,546	32,843
Madison Square Garden Sports Corp.*	903	162,052
MSG Networks, Inc., Class A*	2,840	42,714
Netflix, Inc.(a)*	3,087	1,610,364
News Corp., Class A	29,338	746,065
Pinterest, Inc., Class A*	574	42,493
TechTarget, Inc.*	644	44,726
Twitter, Inc.(a)*	26,330	1,675,378
ViacomCBS, Inc., Class B	1,615	72,836
Walt Disney Co. (The)(a)*	5,745	1,060,067
Warner Music Group Corp., Class A	3,016	103,539

		17,132,009

Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
AbbVie, Inc.	3,307	357,884

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Agilent Technologies, Inc.	4,020	$511,103
Alexion Pharmaceuticals, Inc.*	3,275	500,780
Avantor, Inc.*	3,165	91,563
Bausch Health Cos., Inc. (Canada)*	1,509	47,896
Biogen, Inc.*	903	252,614
Bio-Rad Laboratories, Inc., Class A*	837	478,069
Blueprint Medicines Corp.*	360	35,003
Denali Therapeutics, Inc.*	2,919	166,675
Emergent BioSolutions, Inc.*	853	79,252
Essa Pharma, Inc. (Canada)*	10	290
Gilead Sciences, Inc.	6,032	389,848
Halozyme Therapeutics, Inc.*	3,819	159,214
HEICO Corp. (Canada)*	29,267	189,650
Horizon Therapeutics PLC (Ireland)*	6,103	561,720
Illumina, Inc.*	337	129,428
ImmunoGen, Inc.*	6,190	50,139
Innoviva, Inc.*	3,404	40,678
Jazz Pharmaceuticals PLC (Ireland)*	1,607	264,143
Johnson & Johnson(a)	4,991	820,271
MacroGenics, Inc.*	1,200	38,220
Merck & Co., Inc.(a)	17,788	1,371,277
Mettler-Toledo International, Inc.*	81	93,611
Morphic Holding, Inc.*	76	4,809
Natera, Inc.*	4,077	413,979
Ocular Therapeutix, Inc.*	5,824	95,572
PerkinElmer, Inc.	5,591	717,269
Pfizer, Inc.(a)	48,514	1,757,662
Precigen, Inc.*	7	48
Prestige Consumer Healthcare, Inc.*	1,676	73,878
Prothena Corp. PLC (Ireland)*	354	8,892
Sage Therapeutics, Inc.*	2,939	219,984
Seagen, Inc.*	1,512	209,956
TG Therapeutics, Inc.*	7,105	342,461
Thermo Fisher Scientific, Inc.(a)	3,218	1,468,631
Translate Bio, Inc.*	1,506	24,834
United Therapeutics Corp.*	1,196	200,055
Vanda Pharmaceuticals, Inc.*	207	3,109
Waters Corp.*	1,089	309,461
Zoetis, Inc.	3,516	553,700

		13,033,628

Retailing — 8.3%
Advance Auto Parts, Inc.	2,593	475,790

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Amazon.com, Inc.(a)*	856	$2,648,532
American Eagle Outfitters, Inc.	12,500	365,500
Asbury Automotive Group, Inc.*	821	161,326
AutoNation, Inc.*	5,719	533,125
AutoZone, Inc.*	134	188,176
Best Buy Co., Inc.	423	48,565
Booking Holdings, Inc.(a)*	591	1,376,935
Buckle, Inc. (The)	5,104	200,485
Caleres, Inc.	162	3,532
Camping World Holdings, Inc., Class A	2,594	94,370
Citi Trends, Inc.	522	43,733
Dick’s Sporting Goods, Inc.	272	20,713
Dillard’s, Inc., Class A	265	25,591
Dollar General Corp.	872	176,685
Dollar Tree, Inc.*	1,264	144,677
eBay, Inc.(a)	19,300	1,181,932
Etsy, Inc.(a)*	6,749	1,361,071
Expedia Group, Inc.	3,259	560,939
Foot Locker, Inc.	5,728	322,200
Gap, Inc. (The)	9,044	269,330
Genuine Parts Co.	3,699	427,567
Group 1 Automotive, Inc.	862	136,015
Guess?, Inc.	14,587	342,794
Home Depot, Inc. (The)(a)	1,821	555,860
L Brands, Inc.(a)*	16,349	1,011,349
Lands’ End, Inc.*	13	323
LKQ Corp.*	8,062	341,264
Lowe’s Cos., Inc.(a)	6,289	1,196,042
Macy’s, Inc.	18,849	305,165
Murphy USA, Inc.	1,368	197,758
National Vision Holdings, Inc.*	1,356	59,433
Ollie’s Bargain Outlet Holdings, Inc.*	1,061	92,307
O’Reilly Automotive, Inc.*	475	240,944
Overstock.com, Inc.*	882	58,441
Quotient Technology, Inc.*	1,098	17,941
Qurate Retail, Inc., Series A	28,007	329,362
Shoe Carnival, Inc.	769	47,586
Shutterstock, Inc.	3,327	296,236
Signet Jewelers Ltd. (Bermuda)*	19,740	1,144,525
Sleep Number Corp.*	1,125	161,426
Sonic Automotive, Inc., Class A	6,860	340,050
Target Corp.	1,980	392,179

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Wayfair, Inc., Class A*	525	$165,244
Zumiez, Inc.*	5,759	247,061

		18,310,079

Semiconductors & Semiconductor Equipment — 5.5%
Alpha & Omega Semiconductor Ltd. (Bermuda)*	49	1,602
Amkor Technology, Inc.	9,188	217,847
Analog Devices, Inc.	273	42,337
Applied Materials, Inc.	1,300	173,680
Axcelis Technologies, Inc.*	3,082	126,639
Broadcom, Inc.(a)	2,656	1,231,481
Brooks Automation, Inc.	94	7,675
Cirrus Logic, Inc.*	575	48,754
Cohu, Inc.*	2,277	95,270
Enphase Energy, Inc.*	335	54,324
Intel Corp.(a)	14,758	944,512
KLA Corp.	2,270	750,008
MACOM Technology Solutions Holdings, Inc.*	10,572	613,387
Marvell Technology Group Ltd.
(Bermuda)	5,223	255,823
Maxim Integrated Products, Inc.	6,199	566,403
Microchip Technology, Inc.	2,122	329,377
Monolithic Power Systems, Inc.	437	154,353
NVIDIA Corp.	57	30,434
NXP Semiconductors NV (Netherlands)	5,163	1,039,518
ON Semiconductor Corp.*	4,250	176,842
Qorvo, Inc.(a)*	3,512	641,642
QUALCOMM, Inc.(a)	12,888	1,708,820
Rambus, Inc.*	3,794	73,755
Skyworks Solutions, Inc.	4,585	841,256
SMART Global Holdings, Inc. (Cayman Islands)*	3,168	145,791
Synaptics, Inc.(a)*	5,739	777,175
Teradyne, Inc.	1,665	202,597
Texas Instruments, Inc.	3,342	631,605
Ultra Clean Holdings, Inc.*	1,689	98,030
Veeco Instruments, Inc.*	686	14,228
Xilinx, Inc.	1,006	124,643

		12,119,808

Software & Services — 13.0%
Accenture PLC, Class A (Ireland)	1,963	542,279

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ACI Worldwide, Inc.*	1,992	$75,796
Adobe, Inc.(a)*	1,677	797,195
Alliance Data Systems Corp.	1,473	165,109
Amdocs, Ltd. (Guernsey)	876	61,451
ANSYS, Inc.*	30	10,187
Aspen Technology, Inc.*	469	67,691
Autodesk, Inc.*	489	135,526
Automatic Data Processing, Inc.(a)	4,311	812,494
Blackbaud, Inc.*	2,311	164,266
Box, Inc., Class A*	1,598	36,690
Brightcove, Inc.*	702	14,124
Broadridge Financial Solutions, Inc.	4,396	673,028
Cadence Design Systems, Inc.(a)*	7,946	1,088,523
Cardtronics PLC, Class A (United Kingdom)*	1,151	44,659
CDK Global, Inc.	2,427	131,204
Cerence, Inc.*	1,977	177,100
CGI, Inc. (Canada)*	1,481	123,249
Cloudera, Inc.*	4,269	51,954
CommVault Systems, Inc.*	31	2,000
Cornerstone OnDemand, Inc.*	1,473	64,193
Crowdstrike Holdings, Inc., Class A*	562	102,571
CSG Systems International, Inc.	784	35,194
Descartes Systems Group, Inc. (The) (Canada)*	184	11,207
Digital Turbine, Inc.*	2,860	229,830
Dynatrace, Inc.*	3,389	163,485
Fiserv, Inc.(a)*	7,669	912,918
FleetCor Technologies, Inc.*	363	97,513
Fortinet, Inc.*	4,283	789,871
Gartner, Inc.*	2,384	435,199
Globant SA (Luxembourg)*	274	56,885
InterDigital, Inc.	675	42,829
International Business Machines Corp.	4,752	633,252
Intuit, Inc.(a)	849	325,218
Jack Henry & Associates, Inc.	1,218	184,795
Manhattan Associates, Inc.*	471	55,286
Mastercard, Inc., Class A	554	197,252
McAfee Corp., Class A	175	3,980
Microsoft Corp.(a)	11,655	2,747,899
NortonLifeLock, Inc.(a)	19,198	408,149
Open Text Corp. (Canada)	5,667	270,373

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.(a)	45,360	$3,182,911
Paychex, Inc.(a)	10,187	998,530
Paylocity Holding Corp.*	392	70,493
PayPal Holdings, Inc.(a)*	9,165	2,225,629
Perficient, Inc.*	59	3,464
Progress Software Corp.	1,998	88,032
PTC, Inc.*	4,334	596,575
QAD, Inc., Class A	23	1,531
Sailpoint Technologies Holdings, Inc.*	7,877	398,891
salesforce.com, Inc.*	3,933	833,285
ServiceNow, Inc.(a)*	3,837	1,918,922
Shopify, Inc., Class A (Canada)*	342	378,423
SPS Commerce, Inc.*	2,108	209,345
Ss&C Technologies Holdings, Inc.	537	37,520
SVMK, Inc.*	1,687	30,906
Sykes Enterprises, Inc.*	30	1,322
Synopsys, Inc.(a)*	3,665	908,114
Teradata Corp.*	8,820	339,923
Trade Desk, Inc. (The), Class A*	1,110	723,343
Tyler Technologies, Inc.*	160	67,925
Varonis Systems, Inc.*	808	41,483
Verint Systems, Inc.*	5,375	244,509
VeriSign, Inc.*	1,704	338,687
Visa, Inc., Class A	3,860	817,278
Western Union Co. (The)	15,125	372,982
WEX, Inc.*	422	88,291
Workiva, Inc.*	951	83,935
Xperi Holding Corp.	2,304	50,158
Zoom Video Communications, Inc.,
Class A*	1,875	602,419

		28,597,250

Technology Hardware & Equipment — 5.3%
Amphenol Corp., Class A	160	10,555
Apple, Inc.(a)	20,008	2,443,977
Arrow Electronics, Inc.*	3,248	359,943
Badger Meter, Inc.	769	71,571
Belden, Inc.	1,530	67,886
Calix, Inc.*	727	25,198
CDW Corp.	1,546	256,250
Cisco Systems, Inc.(a)	15,852	819,707
Cognex Corp.	814	67,554
Corning, Inc.	11,016	479,306
CTS Corp.	78	2,423

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Dell Technologies, Inc., Class C*	4,541	$400,289
Diebold Nixdorf, Inc.*	29,755	420,438
Dolby Laboratories, Inc., Class A	499	49,261
EchoStar Corp., Class A*	14,226	341,424
FARO Technologies, Inc.*	314	27,183
Hewlett Packard Enterprise Co.	7,816	123,024
HP, Inc.(a)	41,005	1,301,909
II-VI, Inc.*	2,296	156,978
Jabil, Inc.	1,716	89,507
Juniper Networks, Inc.	6,627	167,862
Lumentum Holdings, Inc.*	739	67,508
Methode Electronics, Inc.	382	16,036
NCR Corp.*	8,697	330,051
NetApp, Inc.	5,730	416,399
NETGEAR, Inc.*	2,446	100,531
NetScout Systems, Inc.*	16	451
OSI Systems, Inc.*	1,598	153,568
Plantronics, Inc.*	4,089	159,103
Sanmina Corp.*	5,720	236,694
Seagate Technology PLC (Ireland)	4,943	379,375
SYNNEX Corp.	2,848	327,064
TE Connectivity Ltd. (Switzerland)	2,379	307,153
TTM Technologies, Inc.*	11,199	162,386
Ubiquiti, Inc.	675	201,352
Viavi Solutions, Inc.*	208	3,266
Vontier Corp.*	12,189	368,961
Western Digital Corp.	6,262	417,988
Xerox Holdings Corp.	1,181	28,663
Zebra Technologies Corp., Class A*	664	322,160

		11,680,954

Telecommunication Services — 1.3%
AT&T, Inc.(a)	31,494	953,323
Iridium Communications, Inc.*	6,845	282,356
Lumen Technologies, Inc.	8,958	119,589
T-Mobile US, Inc.*	5,283	661,907
Verizon Communications, Inc.(a)	15,564	905,047

		2,922,222

Transportation — 2.2%
Alaska Air Group, Inc.*	5,208	360,446
ArcBest Corp.	1,482	104,288
Atlas Air Worldwide Holdings, Inc.*	3,989	241,095
CSX Corp.	4,269	411,617
Echo Global Logistics, Inc.*	1	31

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of
Washington, Inc.	2,807	$302,286
FedEx Corp.	4,238	1,203,762
Golden Ocean Group Ltd. (Bermuda)	29	1,112
Norfolk Southern Corp.(a)	3,096	831,338
Old Dominion Freight Line, Inc.	780	187,520
Saia, Inc.*	233	53,725
Schneider National, Inc., Class B	9,558	238,663
Southwest Airlines Co.	4,172	254,742
Union Pacific Corp.	1,675	369,187
United Parcel Service, Inc., Class B	2,484	422,255

		4,982,067

Utilities — 2.1%
AES Corp. (The)	11,504	308,422
Alliant Energy Corp.	724	39,212
American Water Works Co., Inc.	86	12,893
Dominion Energy, Inc.(a)	19,863	1,508,793
Duke Energy Corp.	4,158	401,372
Exelon Corp.	19,304	844,357
IDACORP, Inc.	1,154	115,365
MDU Resources Group, Inc.	2,310	73,019
NextEra Energy, Inc.	1,311	99,125
NiSource, Inc.	19,075	459,898
NRG Energy, Inc.	13,560	511,619
ONE Gas, Inc.	391	30,072
Southern Co. (The)	3,767	234,157

		4,638,304

TOTAL COMMON STOCKS (Cost $156,309,064)		210,345,159

TOTAL INVESTMENTS - 95.3%		210,345,159

(Cost $156,309,064)

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		10,337,649

NET ASSETS - 100.0%		$220,682,808

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Over-the-counter total return swaps outstanding as of March 31, 2021

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 27, 2024 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.8% of net assets as of March 31, 2021.

The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2021:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	5,521	$64,692	$244,028	$179,414
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	16,960	128,207	163,833	35,777
Aptiv PLC (Jersey)	Morgan Stanley	2,755	401,135	379,915	(20,757)
BorgWarner, Inc.	Morgan Stanley	2	58	93	39
Cooper Tire & Rubber Co.	Morgan Stanley	97	5,423	5,430	17
Ford Motor Co.	Morgan Stanley	92,356	891,772	1,131,361	240,615
General Motors Co.	Morgan Stanley	21,780	960,795	1,251,479	291,733
Gentex Corp.	Morgan Stanley	4,977	174,344	177,530	3,389
Gentherm, Inc.	Morgan Stanley	1,231	46,282	91,229	45,005
Magna International, Inc. (Canada)	Morgan Stanley	4,035	237,767	355,241	120,965
Visteon Corp.	Morgan Stanley	1,173	84,900	143,047	58,249
Winnebago Industries, Inc.	Morgan Stanley	1,387	84,763	106,397	21,822
XPEL, Inc.	Morgan Stanley	5	264	260	—

		152,279	3,080,402	4,049,843	976,268

Capital Goods
3M Co.	Morgan Stanley	5,527	851,515	1,064,942	236,940
A.O. Smith Corp.	Morgan Stanley	2,617	146,469	176,935	31,655
AAR Corp.	Morgan Stanley	593	12,301	24,698	12,626
Acuity Brands, Inc.	Morgan Stanley	1,202	96,579	198,330	102,410
Advanced Drainage Systems, Inc.	Morgan Stanley	2,080	147,114	215,051	68,445
AECOM	Morgan Stanley	3,609	120,805	231,373	110,711
AeroVironment, Inc.	Morgan Stanley	844	92,802	97,954	5,263
Altra Industrial Motion Corp.	Morgan Stanley	2,960	83,146	163,747	81,415
AMETEK, Inc.	Morgan Stanley	2,942	280,666	375,781	97,506
Apogee Enterprises, Inc.	Morgan Stanley	1,272	30,552	51,999	21,931
Applied Industrial Technologies, Inc.	Morgan Stanley	425	21,502	38,747	17,793
Atkore, Inc.	Morgan Stanley	2,692	61,878	193,555	131,751
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	2,348	18,639	57,150	38,537
Barnes Group, Inc.	Morgan Stanley	950	34,330	47,063	13,323
Boise Cascade Co.	Morgan Stanley	909	33,572	54,385	26,363
Colfax Corp.	Morgan Stanley	14,885	322,045	652,112	330,440
Cubic Corp.	Morgan Stanley	3,054	193,672	227,737	34,982
Cummins, Inc.	Morgan Stanley	2,204	492,047	571,078	83,354
Curtiss-Wright Corp.	Morgan Stanley	331	28,382	39,257	11,564
Deere & Co.	Morgan Stanley	1,872	290,530	700,390	415,736

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Capital Goods — (continued)
Donaldson Co., Inc.	Morgan Stanley	1,918	$107,145	$111,551	$4,905
Dover Corp.	Morgan Stanley	1,495	135,586	205,009	77,942
Dycom Industries, Inc.	Morgan Stanley	1,162	64,277	107,892	43,692
Eaton Corp. PLC (Ireland)	Morgan Stanley	507	66,031	70,108	4,284
EMCOR Group, Inc.	Morgan Stanley	1,167	117,319	130,891	13,710
Emerson Electric Co.	Morgan Stanley	5,170	300,629	466,437	174,560
Enerpac Tool Group Corp.	Morgan Stanley	83	2,159	2,168	16
EnerSys	Morgan Stanley	20	1,826	1,816	(7,349)
EnPro Industries, Inc.	Morgan Stanley	618	28,400	52,697	24,882
Fastenal Co.	Morgan Stanley	928	43,424	46,660	4,210
Flowserve Corp.	Morgan Stanley	4,540	103,448	176,197	76,755
Fortive Corp.	Morgan Stanley	5,235	330,374	369,800	41,172
Fortune Brands Home & Security, Inc.	Morgan Stanley	4,212	168,099	403,594	239,793
Franklin Electric Co., Inc.	Morgan Stanley	800	39,459	63,152	24,151
Generac Holdings, Inc.	Morgan Stanley	345	104,827	112,970	8,267
General Dynamics Corp.	Morgan Stanley	2,176	329,553	395,075	65,903
Gibraltar Industries, Inc.	Morgan Stanley	473	19,829	43,284	25,576
Granite Construction, Inc.	Morgan Stanley	1,022	38,987	41,136	2,315
HEICO Corp.	Morgan Stanley	238	29,401	29,940	577
Herc Holdings, Inc.	Morgan Stanley	1,940	74,049	196,580	123,104
Honeywell International, Inc.	Morgan Stanley	1,765	211,027	383,129	231,461
Howmet Aerospace, Inc.	Morgan Stanley	45,247	630,415	1,453,786	824,098
Huntington Ingalls Industries, Inc.	Morgan Stanley	690	115,018	142,037	29,581
Ingersoll Rand, Inc.	Morgan Stanley	1,582	78,290	77,850	(346)
ITT, Inc.	Morgan Stanley	281	10,728	25,546	15,037
John Bean Technologies Corp.	Morgan Stanley	505	46,689	67,337	20,804
Johnson Controls International PLC (Ireland)	Morgan Stanley	4,056	177,866	242,022	66,588
Lockheed Martin Corp.	Morgan Stanley	2,212	777,488	817,334	51,869
Masco Corp.	Morgan Stanley	7,648	321,630	458,115	140,281
Masonite International Corp. (Canada)	Morgan Stanley	544	62,245	62,691	520
MasTec, Inc.	Morgan Stanley	2,235	204,766	209,420	4,892
Middleby Corp. (The)	Morgan Stanley	1,853	217,697	307,135	89,579
MRC Global, Inc.	Morgan Stanley	5,731	66,596	51,751	(14,861)
MSC Industrial Direct Co., Inc., Class A .	Morgan Stanley	579	47,248	52,220	5,356
Mueller Industries, Inc.	Morgan Stanley	1,438	36,261	59,461	24,074
Nordson Corp.	Morgan Stanley	486	93,570	96,558	3,157
Northrop Grumman Corp.	Morgan Stanley	1,433	432,601	463,776	32,546
NOW, Inc.	Morgan Stanley	8,547	51,466	86,239	34,836
nVent Electric PLC (Ireland)	Morgan Stanley	2,067	30,391	57,690	29,991
Owens Corning	Morgan Stanley	1,963	73,076	180,773	124,540
PACCAR, Inc.	Morgan Stanley	383	31,632	35,588	5,024
Parker-Hannifin Corp.	Morgan Stanley	1,392	345,547	439,079	95,309
Pentair PLC (Ireland)	Morgan Stanley	7,941	353,733	494,883	148,450
Primoris Services Corp.	Morgan Stanley	310	10,007	10,270	290
Quanta Services, Inc.	Morgan Stanley	7,001	224,539	615,948	405,647
Regal Beloit Corp.	Morgan Stanley	1,448	109,075	206,601	101,278

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Capital Goods — (continued)
Rexnord Corp.	Morgan Stanley	1,059	$23,703	$49,868	$26,849
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	298	17,328	17,269	(35)
Simpson Manufacturing Co., Inc.	Morgan Stanley	1,391	85,880	144,288	60,262
SiteOne Landscape Supply, Inc.	Morgan Stanley	387	23,361	66,076	48,618
Snap-on, Inc.	Morgan Stanley	1,778	264,513	410,256	156,274
SPX FLOW, Inc.	Morgan Stanley	4,954	157,738	313,737	157,183
Stanley Black & Decker, Inc.	Morgan Stanley	2,675	468,886	534,117	70,043
Systemax, Inc.	Morgan Stanley	2,360	52,406	97,043	54,181
Terex Corp.	Morgan Stanley	2,624	58,030	120,888	63,220
Toro Co. (The)	Morgan Stanley	815	74,424	84,059	9,896
TPI Composites, Inc.	Morgan Stanley	1,668	39,280	94,125	58,708
Trane Technologies PLC (Ireland)	Morgan Stanley	2,491	220,999	412,410	196,563
TransDigm Group, Inc.	Morgan Stanley	1,072	348,194	630,250	282,459
UFP Industries, Inc.	Morgan Stanley	1,501	61,027	113,836	55,140
United Rentals, Inc.	Morgan Stanley	1,053	143,123	346,763	203,808
Univar Solutions, Inc.	Morgan Stanley	6,537	87,906	140,807	53,006
Valmont Industries, Inc.	Morgan Stanley	426	45,849	101,247	56,227
Watsco, Inc.	Morgan Stanley	245	55,184	63,884	10,901
Watts Water Technologies, Inc., Class A.	Morgan Stanley	252	20,813	29,940	9,358
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	177	7,661	14,011	14,019
WW Grainger, Inc.	Morgan Stanley	108	39,955	43,300	3,484
Xylem, Inc.	Morgan Stanley	471	45,485	49,540	4,444

		231,044	12,564,714	19,184,194	6,885,819

Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	3,524	136,349	179,759	45,144
ASGN, Inc.	Morgan Stanley	55	5,177	5,249	82
Booz Allen Hamilton Holding Corp.	Morgan Stanley	1,751	149,457	141,008	(8,231)
Brady Corp., Class A	Morgan Stanley	14	759	748	(6)
CACI International, Inc., Class A	Morgan Stanley	516	116,744	127,277	10,686
CBIZ, Inc.	Morgan Stanley	222	7,170	7,251	93
Cimpress PLC (Ireland)	Morgan Stanley	2,106	113,437	210,874	97,571
Cintas Corp.	Morgan Stanley	522	156,655	178,164	23,775
Clean Harbors, Inc.	Morgan Stanley	725	34,694	60,944	26,830
Copart, Inc.	Morgan Stanley	1,361	148,855	147,818	(1,098)
CoreLogic, Inc.	Morgan Stanley	2,909	232,756	230,538	(1,947)
FTI Consulting, Inc.	Morgan Stanley	292	33,996	40,912	7,881
Healthcare Services Group, Inc.	Morgan Stanley	6,875	167,626	192,706	29,130
ICF International, Inc.	Morgan Stanley	140	12,365	12,236	(96)
Jacobs Engineering Group, Inc.	Morgan Stanley	1,760	202,361	227,515	25,606
KBR, Inc.	Morgan Stanley	537	7,329	20,615	16,887
ManpowerGroup, Inc.	Morgan Stanley	1,182	71,295	116,900	49,899
Nielsen Holdings PLC (United Kingdom).	Morgan Stanley	7,806	111,139	196,321	86,794
Republic Services, Inc.	Morgan Stanley	3,936	311,547	391,042	86,802
Ritchie Bros Auctioneers, Inc. (Canada) .	Morgan Stanley	505	29,564	29,568	(268)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Commercial & Professional Services — (continued)
Robert Half International, Inc.	Morgan Stanley	1,008	$66,533	$78,695	$12,674
Rollins, Inc.	Morgan Stanley	3,644	125,690	125,426	(485)
Science Applications International Corp.	Morgan Stanley	1,159	84,486	96,881	13,995
Steelcase, Inc., Class A	Morgan Stanley	3,228	32,648	46,451	15,201
Tetra Tech, Inc.	Morgan Stanley	252	23,073	34,201	11,287
Thomson Reuters Corp. (Canada)	Morgan Stanley	2,705	228,856	236,877	9,014
TransUnion	Morgan Stanley	360	20,555	32,400	14,790
TriNet Group, Inc.	Morgan Stanley	422	19,300	32,899	13,625
UniFirst Corp.	Morgan Stanley	73	16,420	16,331	(66)
Verisk Analytics, Inc.	Morgan Stanley	500	92,049	88,345	(5,107)
Waste Connections, Inc. (Canada)	Morgan Stanley	188	18,463	20,300	2,992

		50,277	2,777,348	3,326,251	583,454

Consumer Durables & Apparel
BRP, Inc. (Canada)	Morgan Stanley	2	175	174	41
Brunswick Corp.	Morgan Stanley	2,449	71,999	233,561	164,152
Callaway Golf Co.	Morgan Stanley	698	18,885	18,672	(188)
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	9,006	112,405	459,306	368,067
Carter’s, Inc.	Morgan Stanley	638	49,711	56,737	8,395
Cavco Industries, Inc.	Morgan Stanley	431	70,090	97,238	27,232
Crocs, Inc.	Morgan Stanley	934	73,894	75,140	1,334
Deckers Outdoor Corp.	Morgan Stanley	644	201,030	212,790	11,995
DR Horton, Inc.	Morgan Stanley	5,218	197,525	465,028	271,245
Garmin Ltd. (Switzerland)	Morgan Stanley	2,191	166,790	288,883	126,955
Gildan Activewear, Inc. (Canada)	Morgan Stanley	19	588	583	(418)
Hanesbrands, Inc.	Morgan Stanley	1,919	18,397	37,747	20,351
Hasbro, Inc.	Morgan Stanley	659	62,118	63,343	1,399
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	80	16,941	16,853	(65)
Kontoor Brands, Inc.	Morgan Stanley	4,295	86,468	208,436	126,352
La-Z-Boy, Inc.	Morgan Stanley	1,931	53,750	82,029	29,443
Lovesac Co. (The)	Morgan Stanley	352	19,193	19,923	757
Mattel, Inc.	Morgan Stanley	4,709	56,366	93,803	37,505
Mohawk Industries, Inc.	Morgan Stanley	3,246	246,602	624,238	380,654
Newell Brands, Inc.	Morgan Stanley	3,232	67,552	86,553	20,164
NIKE, Inc., Class B	Morgan Stanley	3,881	390,656	515,746	130,200
Polaris, Inc.	Morgan Stanley	931	76,247	124,289	49,450
PulteGroup, Inc.	Morgan Stanley	3,459	96,176	181,390	86,976
PVH Corp.	Morgan Stanley	2,989	148,754	315,937	184,189
Skyline Champion Corp.	Morgan Stanley	1,251	34,280	56,620	22,383
Smith & Wesson Brands, Inc.	Morgan Stanley	6,743	111,022	117,665	7,262
Sonos, Inc.	Morgan Stanley	4,765	183,978	178,545	(5,219)
Steven Madden Ltd.	Morgan Stanley	8,474	182,351	315,741	137,479
Sturm Ruger & Co., Inc.	Morgan Stanley	2,345	160,342	154,934	(1,736)
Tapestry, Inc.	Morgan Stanley	4,967	195,962	204,690	8,957
Tempur Sealy International, Inc.	Morgan Stanley	8,189	88,886	299,390	212,848

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Consumer Durables & Apparel — (continued)
Tupperware Brands Corp.	Morgan Stanley	4,065	$57,454	$107,357	$49,973
Under Armour, Inc., Class C	Morgan Stanley	6,743	125,898	124,476	(1,305)
Whirlpool Corp.	Morgan Stanley	500	82,722	110,175	28,609
YETI Holdings, Inc.	Morgan Stanley	2,025	118,901	146,225	27,470

		103,980	3,644,108	6,094,217	2,532,906

Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	5,380	176,762	212,725	36,170
Airbnb, Inc., Class A	Morgan Stanley	1,579	292,740	296,757	4,356
Bloomin’ Brands, Inc.	Morgan Stanley	16,241	149,880	439,319	289,614
Boyd Gaming Corp.	Morgan Stanley	7,861	109,043	463,485	365,384
Chipotle Mexican Grill, Inc.	Morgan Stanley	83	118,773	117,928	(705)
Chuy’s Holdings, Inc.	Morgan Stanley	81	3,471	3,590	127
Dine Brands Global, Inc.	Morgan Stanley	5,834	201,871	525,235	323,599
Graham Holdings Co., Class B	Morgan Stanley	96	56,263	53,994	(2,200)
Grand Canyon Education, Inc.	Morgan Stanley	1,086	114,180	116,311	2,265
Hyatt Hotels Corp., Class A	Morgan Stanley	443	15,736	36,636	28,551
Jack in the Box, Inc.	Morgan Stanley	2,289	207,765	251,286	54,322
Laureate Education, Inc., Class A	Morgan Stanley	13,302	160,997	180,774	19,966
Marriott International, Inc., Class A	Morgan Stanley	2,339	225,145	346,429	121,433
McDonald’s Corp.	Morgan Stanley	2,698	438,976	604,730	177,094
MGM Resorts International	Morgan Stanley	16,733	240,591	635,687	395,554
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	1,162	16,990	32,060	15,093
Papa John’s International, Inc.	Morgan Stanley	1,083	86,917	95,997	10,019
Penn National Gaming, Inc.	Morgan Stanley	2,101	229,025	220,269	(8,490)
Perdoceo Education Corp.	Morgan Stanley	10,175	139,650	121,693	(17,793)
Red Rock Resorts, Inc., Class A	Morgan Stanley	1,137	37,754	37,055	(652)
Scientific Games Corp.	Morgan Stanley	594	8,824	22,881	14,071
Service Corp. International	Morgan Stanley	2,403	104,966	122,673	19,303
Strategic Education, Inc.	Morgan Stanley	1,097	121,143	100,825	(19,615)
Terminix Global Holdings, Inc.	Morgan Stanley	1	48	48	4
Wendy’s Co. (The)	Morgan Stanley	4,051	83,063	82,073	(694)
WW International, Inc.	Morgan Stanley	240	7,247	7,507	272
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	1,031	25,913	71,943	54,921
Yum! Brands, Inc.	Morgan Stanley	3,115	277,664	336,981	64,042

		104,235	3,651,397	5,536,891	1,946,011

Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	5,378	1,193,205	1,373,918	182,085
BlackRock, Inc.	Morgan Stanley	1,082	609,108	815,785	215,188
Donnelley Financial Solutions, Inc.	Morgan Stanley	266	7,397	7,403	18
Federated Hermes, Inc.	Morgan Stanley	2,060	45,957	64,478	21,843
Intercontinental Exchange, Inc.	Morgan Stanley	2,488	278,732	277,860	4
Invesco Ltd. (Bermuda)	Morgan Stanley	4,679	111,994	118,004	6,142
Morningstar, Inc.	Morgan Stanley	176	40,178	39,607	(521)
Nasdaq, Inc.	Morgan Stanley	2,902	362,100	427,929	68,953
S&P Global, Inc.	Morgan Stanley	1,505	496,288	531,069	37,097

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Diversified Financials — (continued)
Sprott, Inc. (Canada)	Morgan Stanley	57	$2,166	$2,166	$6
T Rowe Price Group, Inc.	Morgan Stanley	1,898	263,016	325,697	65,662

		22,491	3,410,141	3,983,916	596,477

Energy
Antero Midstream Corp.	Morgan Stanley	13,275	54,164	119,873	77,668
Antero Resources Corp.	Morgan Stanley	10,513	99,798	107,232	7,513
APA Corp.	Morgan Stanley	18,475	134,573	330,703	196,287
Archrock, Inc.	Morgan Stanley	1,237	12,176	11,739	(419)
Cactus, Inc., Class A	Morgan Stanley	1,193	18,379	36,530	18,757
Callon Petroleum Co.	Morgan Stanley	233	8,508	8,982	488
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	9,481	155,988	292,678	142,205
Cenovus Energy, Inc. (Canada)	Morgan Stanley	7,057	12,526	53,069	41,983
Centennial Resource Development, Inc., Class A	Morgan Stanley	935	3,744	3,927	191
Chevron Corp.	Morgan Stanley	135	9,118	14,147	23,455
ConocoPhillips	Morgan Stanley	1	26	53	31
Core Laboratories NV (Netherlands)	Morgan Stanley	2,363	22,069	68,031	46,068
Crescent Point Energy Corp. (Canada)	Morgan Stanley	4,797	6,756	20,003	13,295
Devon Energy Corp.	Morgan Stanley	15,748	344,012	344,094	3,827
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	25,693	141,092	152,359	17,230
EOG Resources, Inc.	Morgan Stanley	6,488	243,974	470,575	231,392
Exxon Mobil Corp.	Morgan Stanley	7,034	385,806	392,708	8,238
Green Plains, Inc.	Morgan Stanley	1,972	50,736	53,382	2,708
Halliburton Co.	Morgan Stanley	20,604	174,787	442,162	297,302
HollyFrontier Corp.	Morgan Stanley	501	9,661	17,926	8,832
Kinder Morgan, Inc.	Morgan Stanley	3,915	63,726	65,185	1,536
Kosmos Energy Ltd.	Morgan Stanley	71,612	116,200	219,849	103,786
Magnolia Oil & Gas Corp., Class A	Morgan Stanley	5,415	32,665	62,164	29,595
Marathon Oil Corp.	Morgan Stanley	17,194	182,722	183,632	1,123
Marathon Petroleum Corp.	Morgan Stanley	8,249	311,368	441,239	135,926
Murphy Oil Corp.	Morgan Stanley	2,512	20,625	41,222	21,142
New Fortress Energy, Inc.	Morgan Stanley	1,642	80,104	75,384	(4,527)
NexTier Oilfield Solutions, Inc.	Morgan Stanley	537	1,982	1,998	22
NOV, Inc.	Morgan Stanley	4,430	55,834	60,780	5,233
Occidental Petroleum Corp.	Morgan Stanley	33,904	984,766	902,524	(81,046)
Oceaneering International, Inc.	Morgan Stanley	4,345	56,084	49,620	(6,396)
Range Resources Corp.	Morgan Stanley	14,403	108,803	148,783	38,995
SM Energy Co.	Morgan Stanley	15,903	93,602	260,332	166,841
Targa Resources Corp.	Morgan Stanley	1,541	49,392	48,927	(405)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	227	1,745	1,752	13
Vermilion Energy, Inc. (Canada)	Morgan Stanley	4,798	29,510	34,929	5,458
Whiting Petroleum Corp.	Morgan Stanley	611	20,577	21,660	1,110
Williams Cos., Inc. (The)	Morgan Stanley	14,786	315,462	350,280	43,445
World Fuel Services Corp.	Morgan Stanley	7,008	195,721	246,682	52,752

		360,767	4,608,781	6,157,115	1,651,654

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	904	$278,653	$318,642	$49,182
Kroger Co. (The)	Morgan Stanley	6,611	212,009	237,930	28,043
Sprouts Farmers Market, Inc.	Morgan Stanley	5,650	112,016	150,403	44,697
Sysco Corp.	Morgan Stanley	5,214	264,186	410,550	154,686
United Natural Foods, Inc.	Morgan Stanley	288	9,615	9,487	(12,506)
Walgreens Boots Alliance, Inc.	Morgan Stanley	4,511	180,936	247,654	70,262
Walmart, Inc.	Morgan Stanley	9,743	1,207,198	1,323,391	133,600
Weis Markets, Inc.	Morgan Stanley	108	6,173	6,104	(58)

		33,029	2,270,786	2,704,161	467,906

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	9,408	361,434	481,313	154,281
Archer-Daniels-Midland Co.	Morgan Stanley	2,486	129,427	141,702	13,002
Bunge Ltd. (Bermuda)	Morgan Stanley	1,276	95,406	101,149	6,949
Coca-Cola Co. (The)	Morgan Stanley	8,518	363,195	448,984	99,008
Coca-Cola Consolidated, Inc.	Morgan Stanley	90	22,489	25,990	3,678
Conagra Brands, Inc.	Morgan Stanley	4,255	149,719	159,988	12,273
Constellation Brands, Inc., Class A	Morgan Stanley	2,084	265,926	475,152	228,599
Darling Ingredients, Inc.	Morgan Stanley	938	67,091	69,018	2,007
Flowers Foods, Inc.	Morgan Stanley	1,791	39,902	42,626	3,096
General Mills, Inc.	Morgan Stanley	4,481	261,755	274,775	15,652
Hain Celestial Group, Inc. (The)	Morgan Stanley	2,092	89,954	91,211	1,365
JM Smucker Co. (The)	Morgan Stanley	2,938	325,680	371,745	52,729
Kellogg Co.	Morgan Stanley	2,128	124,657	134,702	12,405
Kraft Heinz Co. (The)	Morgan Stanley	17,863	557,734	714,520	166,450
Molson Coors Beverage Co., Class B	Morgan Stanley	2,338	114,110	119,589	6,942
Mondelez International, Inc., Class A	Morgan Stanley	6,805	375,793	398,297	25,610
Monster Beverage Corp.	Morgan Stanley	10,267	862,711	935,221	73,584
PepsiCo, Inc.	Morgan Stanley	2,119	266,878	299,733	40,813
Philip Morris International, Inc.	Morgan Stanley	3,913	307,730	347,240	50,117
SunOpta, Inc. (Canada)	Morgan Stanley	2,293	33,666	33,868	244
Tyson Foods, Inc., Class A	Morgan Stanley	3,557	213,398	264,285	55,265
Vector Group Ltd.	Morgan Stanley	683	9,708	9,528	(94)

		92,323	5,038,363	5,940,636	1,023,975

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	4,248	506,038	509,080	2,943
ABIOMED, Inc.	Morgan Stanley	91	26,720	29,004	2,319
Acadia Healthcare Co., Inc.	Morgan Stanley	1,556	88,482	88,910	534
Align Technology, Inc.	Morgan Stanley	732	377,071	396,400	19,765
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	5,412	60,726	81,261	20,600
AmerisourceBergen Corp.	Morgan Stanley	2,014	202,862	237,793	36,392
AngioDynamics, Inc.	Morgan Stanley	30	698	702	8
Anthem, Inc.	Morgan Stanley	643	180,185	230,805	54,240
Baxter International, Inc.	Morgan Stanley	428	33,145	36,098	8,177
Becton Dickinson and Co.	Morgan Stanley	2,615	651,550	635,837	(14,002)
BioLife Solutions, Inc.	Morgan Stanley	267	10,088	9,612	(461)
Cerner Corp.	Morgan Stanley	2,848	182,611	204,714	23,761

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Health Care Equipment & Services — (continued)
Chemed Corp.	Morgan Stanley	84	$37,779	$38,625	$833
Community Health Systems, Inc.	Morgan Stanley	8,544	69,402	115,515	46,892
CONMED Corp.	Morgan Stanley	695	42,341	90,760	55,405
CorVel Corp.	Morgan Stanley	2	208	205	2
CVS Health Corp.	Morgan Stanley	2,598	165,716	195,448	32,091
Danaher Corp.	Morgan Stanley	3,300	677,075	742,764	67,986
DaVita, Inc.	Morgan Stanley	26	2,028	2,802	780
DENTSPLY SIRONA, Inc.	Morgan Stanley	1,357	45,618	86,590	45,116
Ensign Group, Inc. (The)	Morgan Stanley	1,009	60,884	94,685	34,009
Envista Holdings Corp.	Morgan Stanley	3,370	113,529	137,496	24,101
Fulgent Genetics, Inc.	Morgan Stanley	1,723	177,410	166,476	(10,726)
HCA Healthcare, Inc.	Morgan Stanley	1,769	171,036	333,173	163,175
Hill-Rom Holdings, Inc.	Morgan Stanley	519	52,997	57,339	4,572
Hologic, Inc.	Morgan Stanley	10,500	545,330	780,990	236,289
Humana, Inc.	Morgan Stanley	393	146,305	164,765	24,870
ICU Medical, Inc.	Morgan Stanley	232	47,514	47,662	207
IDEXX Laboratories, Inc.	Morgan Stanley	1,159	466,605	567,110	101,044
Inogen, Inc.	Morgan Stanley	5	248	263	19
Integer Holdings Corp.	Morgan Stanley	46	2,428	4,237	2,062
Laboratory Corp. of America Holdings	Morgan Stanley	2,514	542,939	641,145	99,567
LeMaitre Vascular, Inc.	Morgan Stanley	183	8,816	8,927	130
McKesson Corp.	Morgan Stanley	1,442	238,775	281,248	43,823
MEDNAX, Inc.	Morgan Stanley	3,625	49,229	92,329	43,160
Medtronic PLC (Ireland)	Morgan Stanley	4,981	433,875	588,406	167,024
Meridian Bioscience, Inc.	Morgan Stanley	2,166	42,845	56,858	14,113
Merit Medical Systems, Inc.	Morgan Stanley	1,153	64,733	69,042	4,403
NextGen Healthcare, Inc.	Morgan Stanley	6,406	95,872	115,949	20,191
Omnicell, Inc.	Morgan Stanley	1,338	171,709	173,766	2,280
Option Care Health, Inc.	Morgan Stanley	493	8,694	8,746	66
Owens & Minor, Inc.	Morgan Stanley	2,250	60,270	84,578	25,758
Patterson Cos., Inc.	Morgan Stanley	8,726	136,445	278,796	149,649
Progyny, Inc.	Morgan Stanley	222	9,598	9,881	298
Quest Diagnostics, Inc.	Morgan Stanley	2,491	303,730	319,695	17,451
Quidel Corp.	Morgan Stanley	903	133,046	115,521	(17,369)
Select Medical Holdings Corp.	Morgan Stanley	6,246	91,484	212,989	121,613
STERIS PLC (Ireland)	Morgan Stanley	402	59,839	76,573	17,347
Stryker Corp.	Morgan Stanley	995	187,647	242,362	56,846
Teladoc Health, Inc.	Morgan Stanley	591	60,189	107,414	47,298
Tenet Healthcare Corp.	Morgan Stanley	3,094	55,786	160,888	105,169
Tivity Health, Inc.	Morgan Stanley	7,581	80,808	169,208	88,497
UnitedHealth Group, Inc.	Morgan Stanley	2,148	728,789	799,206	73,356
Universal Health Services, Inc., Class B .	Morgan Stanley	2,022	189,666	269,714	80,677
Varian Medical Systems, Inc.	Morgan Stanley	2,498	431,165	440,972	10,392
Veeva Systems, Inc., Class A	Morgan Stanley	219	55,674	57,211	1,452
West Pharmaceutical Services, Inc.	Morgan Stanley	795	177,713	224,015	45,786

		123,699	9,563,965	11,692,560	2,201,980

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Household & Personal Products
BellRing Brands, Inc., Class A	Morgan Stanley	10	$238	$236	$2
Clorox Co. (The)	Morgan Stanley	2,083	428,349	401,769	(23,900)
Colgate-Palmolive Co.	Morgan Stanley	9,358	642,787	737,691	109,285
Edgewell Personal Care Co.	Morgan Stanley	1,095	28,568	43,362	15,159
elf Beauty, Inc.	Morgan Stanley	2,630	26,907	70,563	45,655
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	2,025	402,813	588,971	189,069
Inter Parfums, Inc.	Morgan Stanley	163	11,865	11,562	(273)
Kimberly-Clark Corp.	Morgan Stanley	213	26,763	29,618	4,304
Procter & Gamble Co. (The)	Morgan Stanley	4,774	552,154	646,543	103,813
Spectrum Brands Holdings, Inc.	Morgan Stanley	1,214	99,786	103,190	3,740
WD-40 Co.	Morgan Stanley	133	39,981	40,722	791

		23,698	2,260,211	2,674,227	447,645

Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	1,611	105,924	93,132	(12,078)
Allegheny Technologies, Inc.	Morgan Stanley	14,103	102,682	297,009	194,449
Amcor PLC (Jersey)	Morgan Stanley	21,220	189,791	247,850	74,260
Ashland Global Holdings, Inc.	Morgan Stanley	1,674	144,632	148,601	4,420
Avient Corp.	Morgan Stanley	9,510	193,841	449,538	261,046
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	1,478	20,288	43,719	26,114
Balchem Corp.	Morgan Stanley	2	251	251	(2,852)
Barrick Gold Corp. (Canada)	Morgan Stanley	4,691	94,080	92,882	(48)
Berry Global Group, Inc.	Morgan Stanley	1,682	94,647	103,275	8,786
Carpenter Technology Corp.	Morgan Stanley	5,218	107,791	214,721	109,654
CF Industries Holdings, Inc.	Morgan Stanley	4,984	127,020	226,174	103,954
Chemours Co. (The)	Morgan Stanley	19,505	213,360	544,385	355,093
Coeur Mining, Inc.	Morgan Stanley	1,809	16,003	16,335	354
Commercial Metals Co.	Morgan Stanley	8,268	136,649	254,985	132,774
Compass Minerals International, Inc.	Morgan Stanley	526	23,959	32,991	10,499
Corteva, Inc.	Morgan Stanley	2,646	123,137	123,357	419
Crown Holdings, Inc.	Morgan Stanley	1,125	103,666	109,170	5,858
Dow, Inc.	Morgan Stanley	6,302	199,976	402,950	219,965
DuPont de Nemours, Inc.	Morgan Stanley	1,860	61,423	143,741	84,828
Eastman Chemical Co.	Morgan Stanley	2,456	156,931	270,455	124,604
Ferro Corp.	Morgan Stanley	1,375	15,097	23,183	8,107
FMC Corp.	Morgan Stanley	802	70,856	88,709	24,906
Franco-Nevada Corp. (Canada)	Morgan Stanley	702	86,277	87,954	1,340
Freeport-McMoRan, Inc.	Morgan Stanley	13,958	200,513	459,637	260,921
Hecla Mining Co.	Morgan Stanley	6,113	29,573	34,783	5,355
IAMGOLD Corp. (Canada)	Morgan Stanley	31,284	106,047	93,226	(12,696)
Ingevity Corp.	Morgan Stanley	1,727	81,811	130,440	48,727
Innospec, Inc.	Morgan Stanley	45	2,985	4,621	1,686
International Paper Co.	Morgan Stanley	4,745	235,230	256,562	23,449
Kaiser Aluminum Corp.	Morgan Stanley	493	34,561	54,477	21,100
Kinross Gold Corp. (Canada)	Morgan Stanley	31,733	221,215	211,659	(8,562)
Kraton Corp.	Morgan Stanley	2,434	36,022	89,060	53,083
Linde PLC (Ireland)	Morgan Stanley	2,454	465,130	687,464	239,351

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Materials — (continued)
Louisiana-Pacific Corp.	Morgan Stanley	349	$18,613	$19,356	$769
Martin Marietta Materials, Inc.	Morgan Stanley	487	118,979	163,544	45,256
Minerals Technologies, Inc.	Morgan Stanley	854	38,295	64,323	26,520
Mosaic Co. (The)	Morgan Stanley	5,570	100,142	176,068	76,601
Newmont Corp.	Morgan Stanley	5,255	320,635	316,719	2,065
Nucor Corp.	Morgan Stanley	2,964	121,938	237,920	118,403
Nutrien Ltd. (Canada)	Morgan Stanley	1,059	58,733	57,070	(1,257)
O-I Glass, Inc.	Morgan Stanley	3,588	36,829	52,887	16,535
Pan American Silver Corp. (Canada)	Morgan Stanley	4,477	116,806	134,444	18,149
PPG Industries, Inc.	Morgan Stanley	2,404	295,203	361,225	71,957
PQ Group Holdings, Inc.	Morgan Stanley	101	1,700	1,687	(8)
Pretium Resources, Inc. (Canada)	Morgan Stanley	11,198	134,558	116,123	(18,277)
Ranpak Holdings Corp.	Morgan Stanley	307	6,248	6,158	(78)
Reliance Steel & Aluminum Co.	Morgan Stanley	500	47,007	76,145	30,871
RPM International, Inc.	Morgan Stanley	1,533	132,691	140,806	9,522
Sealed Air Corp.	Morgan Stanley	3,374	118,678	154,597	37,536
Sensient Technologies Corp.	Morgan Stanley	1,084	51,274	84,552	34,623
Sherwin-Williams Co. (The)	Morgan Stanley	1,035	714,018	763,840	53,196
Sonoco Products Co.	Morgan Stanley	475	28,660	30,068	1,539
Southern Copper Corp.	Morgan Stanley	761	29,003	51,649	23,637
Summit Materials, Inc., Class A	Morgan Stanley	969	11,595	27,151	17,810
Trinseo SA (Luxembourg)	Morgan Stanley	1,213	71,672	77,232	5,646
United States Steel Corp.	Morgan Stanley	8,562	158,776	224,067	65,513
Westrock Co.	Morgan Stanley	1,124	46,973	58,504	11,814
Worthington Industries, Inc.	Morgan Stanley	2,151	91,062	144,310	55,494

		269,929	6,671,456	9,577,741	3,072,702

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	5,597	478,415	520,521	41,610
Alphabet, Inc., Class A	Morgan Stanley	1,467	1,802,418	3,025,717	1,225,369
AMC Networks, Inc., Class A	Morgan Stanley	76	4,088	4,040	(40)
Cable One, Inc.	Morgan Stanley	41	75,262	74,963	(209)
Cargurus, Inc.	Morgan Stanley	1,994	50,865	47,517	(3,285)
Charter Communications, Inc., Class A	Morgan Stanley	530	316,539	327,021	10,848
Comcast Corp., Class A	Morgan Stanley	747	41,739	40,420	(1,268)
DISH Network Corp., Class A	Morgan Stanley	12,497	348,377	452,391	104,417
Facebook, Inc., Class A	Morgan Stanley	12,797	2,233,423	3,769,100	1,538,242
Fox Corp., Class A	Morgan Stanley	10,183	263,683	367,708	108,532
Glu Mobile, Inc.	Morgan Stanley	402	5,015	5,017	12
Gray Television, Inc.	Morgan Stanley	4,259	75,082	78,366	3,714
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	9,575	153,418	279,590	135,710
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	2,072	20,171	26,729	6,585
Madison Square Garden Sports Corp.	Morgan Stanley	737	128,840	132,262	3,576
MSG Networks, Inc., Class A	Morgan Stanley	5,288	86,319	79,532	(6,685)
Netflix, Inc.	Morgan Stanley	2,475	1,213,674	1,291,109	78,613
News Corp., Class A	Morgan Stanley	24,161	233,451	614,414	390,714

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Media & Entertainment — (continued)
Pinterest, Inc., Class A	Morgan Stanley	468	$17,046	$34,646	$17,623
TechTarget, Inc.	Morgan Stanley	532	38,850	36,947	(1,854)
Twitter, Inc.	Morgan Stanley	21,519	676,327	1,369,254	693,707
ViacomCBS, Inc., Class B	Morgan Stanley	1,316	58,929	59,352	494
Walt Disney Co. (The)	Morgan Stanley	6,420	619,359	1,184,618	583,522
Warner Music Group Corp. Class A	Morgan Stanley	2,458	83,853	84,383	699

		127,611	9,025,143	13,905,617	4,930,646

Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	2,301	244,446	249,014	4,852
Agilent Technologies, Inc.	Morgan Stanley	1,105	109,106	140,490	31,873
Alexion Pharmaceuticals, Inc.	Morgan Stanley	2,621	402,034	400,777	(792)
Avantor, Inc.	Morgan Stanley	2,861	83,462	82,769	(885)
Bausch Health Cos., Inc. (Canada)	Morgan Stanley	1,232	38,164	39,104	987
Biogen, Inc.	Morgan Stanley	1,117	306,636	312,481	6,200
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	680	396,196	388,396	(7,342)
Blueprint Medicines Corp.	Morgan Stanley	292	27,370	28,391	1,056
Denali Therapeutics, Inc.	Morgan Stanley	2,568	154,742	146,633	(7,928)
Emergent BioSolutions, Inc.	Morgan Stanley	825	77,245	76,651	(502)
Essa Pharma, Inc. (Canada)	Morgan Stanley	12	353	349	—
Gilead Sciences, Inc.	Morgan Stanley	5,584	355,042	360,894	9,918
Halozyme Therapeutics, Inc.	Morgan Stanley	3,115	138,450	129,864	(8,423)
HEXO Corp. (Canada)	Morgan Stanley	24,067	172,526	155,954	(18,154)
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	4,972	439,269	457,623	18,862
Illumina, Inc.	Morgan Stanley	275	106,359	105,617	(617)
ImmunoGen, Inc.	Morgan Stanley	4,976	43,611	40,306	(3,252)
Innoviva, Inc.	Morgan Stanley	9,887	109,295	118,150	9,123
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	1,314	219,430	215,982	(3,193)
Johnson & Johnson	Morgan Stanley	4,452	567,570	731,686	181,032
MacroGenics, Inc.	Morgan Stanley	977	29,612	31,117	1,544
Merck & Co., Inc.	Morgan Stanley	14,470	1,062,402	1,115,492	70,544
Mettler-Toledo International, Inc.	Morgan Stanley	67	75,366	77,431	2,156
Morphic Holding, Inc.	Morgan Stanley	63	3,853	3,987	142
Natera, Inc.	Morgan Stanley	3,357	119,894	340,870	221,117
Ocular Therapeutix, Inc.	Morgan Stanley	4,747	95,505	77,898	(17,991)
PerkinElmer, Inc.	Morgan Stanley	4,511	422,135	578,716	157,967
Pfizer, Inc.	Morgan Stanley	40,814	1,308,284	1,478,691	187,806
Precigen, Inc.	Morgan Stanley	15	99	103	8
Prestige Consumer Healthcare, Inc.	Morgan Stanley	1,367	49,009	60,257	11,309
Prothena Corp. PLC (Ireland)	Morgan Stanley	286	6,666	7,184	530
Sage Therapeutics, Inc.	Morgan Stanley	2,393	187,113	179,116	(7,779)
Seagen, Inc.	Morgan Stanley	1,282	192,169	178,018	(13,927)
TG Therapeutics, Inc.	Morgan Stanley	3,836	48,193	184,895	136,761
Thermo Fisher Scientific, Inc.	Morgan Stanley	2,561	1,190,891	1,168,789	(24,986)
Translate Bio, Inc.	Morgan Stanley	1,232	26,842	20,316	(6,529)
United Therapeutics Corp.	Morgan Stanley	972	161,618	162,586	1,158
Vanda Pharmaceuticals, Inc.	Morgan Stanley	168	2,780	2,523	(250)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Waters Corp.	Morgan Stanley	885	$224,969	$251,490	$26,849
Zoetis, Inc.	Morgan Stanley	2,862	450,998	450,708	1,227

		161,121	9,649,704	10,551,318	960,471

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	2,221	334,986	407,531	76,831
Amazon.com, Inc.	Morgan Stanley	528	1,266,347	1,633,674	368,405
American Eagle Outfitters, Inc.	Morgan Stanley	13,389	389,032	391,494	3,616
Asbury Automotive Group, Inc.	Morgan Stanley	370	27,459	72,705	46,519
AutoNation, Inc.	Morgan Stanley	2,125	83,077	198,093	118,368
AutoZone, Inc.	Morgan Stanley	112	125,309	157,282	32,120
Best Buy Co., Inc.	Morgan Stanley	1,175	62,996	134,902	74,714
Booking Holdings, Inc.	Morgan Stanley	463	597,499	1,078,716	481,906
Buckle, Inc. (The)	Morgan Stanley	4,280	106,742	168,118	70,215
Caleres, Inc.	Morgan Stanley	123	2,571	2,681	117
Camping World Holdings, Inc., Class A	Morgan Stanley	2,366	47,730	86,075	47,511
Citi Trends, Inc.	Morgan Stanley	515	45,175	43,147	(1,973)
Dick’s Sporting Goods, Inc.	Morgan Stanley	300	22,762	22,845	(2)
Dillard’s, Inc., Class A	Morgan Stanley	224	19,319	21,632	2,639
Dollar General Corp.	Morgan Stanley	711	126,770	144,063	18,219
Dollar Tree, Inc.	Morgan Stanley	1,067	113,291	122,129	9,122
eBay, Inc.	Morgan Stanley	18,719	546,311	1,146,352	687,332
Etsy, Inc.	Morgan Stanley	4,673	779,118	942,404	164,184
Expedia Group, Inc.	Morgan Stanley	2,575	346,748	443,209	96,863
Five Below, Inc.	Morgan Stanley	10	1,925	1,908	(105)
Foot Locker, Inc.	Morgan Stanley	4,207	137,584	236,644	101,453
Gap, Inc. (The)	Morgan Stanley	7,415	65,150	220,819	155,748
Genuine Parts Co.	Morgan Stanley	2,972	261,120	343,533	88,373
Group 1 Automotive, Inc.	Morgan Stanley	706	107,289	111,400	4,377
Guess?, Inc.	Morgan Stanley	12,387	113,766	291,095	179,902
Home Depot, Inc. (The)	Morgan Stanley	1,664	279,477	507,936	238,359
L Brands, Inc.	Morgan Stanley	13,150	388,773	813,459	426,251
Lands’ End, Inc.	Morgan Stanley	13	317	323	12
LKQ Corp.	Morgan Stanley	3,665	94,438	155,139	60,814
Lowe’s Cos., Inc.	Morgan Stanley	5,393	587,455	1,025,641	448,238
Macy’s, Inc.	Morgan Stanley	15,545	91,436	251,674	160,346
Murphy USA, Inc.	Morgan Stanley	1,031	112,040	149,041	37,671
National Vision Holdings, Inc.	Morgan Stanley	1,261	22,721	55,270	34,476
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	862	74,614	74,994	469
O’Reilly Automotive, Inc.	Morgan Stanley	415	182,696	210,509	28,158
Overstock.com, Inc.	Morgan Stanley	803	54,725	53,207	(1,451)
Quotient Technology, Inc.	Morgan Stanley	901	13,792	14,722	950
Qurate Retail, Inc., Series A	Morgan Stanley	22,886	198,452	269,139	95,853
Shoe Carnival, Inc.	Morgan Stanley	626	22,474	38,737	16,372
Shutterstock, Inc.	Morgan Stanley	2,742	192,223	244,148	52,883
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	16,166	119,200	937,305	822,660

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Retailing — (continued)
Sleep Number Corp.	Morgan Stanley	923	$19,850	$132,441	$119,674
Sonic Automotive, Inc., Class A	Morgan Stanley	5,570	158,586	276,105	121,033
Target Corp.	Morgan Stanley	1,650	256,366	326,815	74,675
Wayfair, Inc., Class A	Morgan Stanley	429	135,639	135,028	(603)
Zumiez, Inc.	Morgan Stanley	2,934	80,244	125,868	45,708

		182,262	8,815,594	14,219,952	5,609,002

Semiconductors & Semiconductor Equipment
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	34	1,106	1,112	(223)
Amkor Technology, Inc.	Morgan Stanley	8,040	78,480	190,628	115,373
Analog Devices, Inc.	Morgan Stanley	235	35,582	36,444	906
Applied Materials, Inc.	Morgan Stanley	7,334	323,380	979,822	662,967
Axcelis Technologies, Inc.	Morgan Stanley	1,520	37,293	62,457	25,211
Broadcom, Inc.	Morgan Stanley	1,122	408,227	520,227	121,209
Brooks Automation, Inc.	Morgan Stanley	146	6,158	11,921	5,811
Cirrus Logic, Inc.	Morgan Stanley	1,012	55,302	85,807	31,507
Cohu, Inc.	Morgan Stanley	1,875	79,626	78,450	(1,081)
Enphase Energy, Inc.	Morgan Stanley	1,153	61,699	186,970	136,206
Intel Corp.	Morgan Stanley	12,395	661,788	793,280	136,525
KLA Corp.	Morgan Stanley	1,720	318,697	568,288	254,466
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	8,575	299,119	497,522	198,749
Marvell Technology Group Ltd. (Bermuda)	Morgan Stanley	4,261	189,740	208,704	19,564
Maxim Integrated Products, Inc.	Morgan Stanley	5,018	293,728	458,495	168,452
Microchip Technology, Inc.	Morgan Stanley	1,727	171,164	268,065	98,964
Monolithic Power Systems, Inc.	Morgan Stanley	325	62,321	114,793	53,228
NVIDIA Corp.	Morgan Stanley	71	20,326	37,909	17,655
NXP Semiconductors NV (Netherlands)	Morgan Stanley	4,208	816,361	847,239	31,817
ON Semiconductor Corp.	Morgan Stanley	3,993	157,709	166,149	8,783
Qorvo, Inc.	Morgan Stanley	1,206	183,546	220,336	37,005
QUALCOMM, Inc.	Morgan Stanley	10,504	1,493,194	1,392,725	(91,526)
Rambus, Inc.	Morgan Stanley	3,076	63,215	59,797	(3,342)
Skyworks Solutions, Inc.	Morgan Stanley	3,754	342,415	688,784	354,036
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	1,242	30,264	57,157	26,931
Synaptics, Inc.	Morgan Stanley	4,688	270,740	634,849	373,249
Teradyne, Inc.	Morgan Stanley	1,356	156,717	164,998	8,465
Texas Instruments, Inc.	Morgan Stanley	3,002	455,011	567,348	117,522
Ultra Clean Holdings, Inc.	Morgan Stanley	1,364	21,131	79,166	60,143
Veeco Instruments, Inc.	Morgan Stanley	546	11,383	11,324	(43)
Xilinx, Inc.	Morgan Stanley	923	120,004	114,360	(5,672)

		96,425	7,225,426	10,105,126	2,962,857

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	3,199	616,256	883,724	276,665
ACI Worldwide, Inc.	Morgan Stanley	2,304	71,104	87,667	16,649

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Software & Services — (continued)
Adobe, Inc.	Morgan Stanley	1,483	$612,192	$704,974	$93,488
Alliance Data Systems Corp.	Morgan Stanley	1,170	50,459	131,145	80,430
Amdocs, Ltd. (Guernsey)	Morgan Stanley	730	55,471	51,210	(3,955)
ANSYS, Inc.	Morgan Stanley	25	8,355	8,489	147
Aspen Technology, Inc.	Morgan Stanley	391	53,577	56,433	2,922
Autodesk, Inc.	Morgan Stanley	594	158,033	164,627	6,780
Automatic Data Processing, Inc.	Morgan Stanley	3,620	501,023	682,261	193,455
Blackbaud, Inc.	Morgan Stanley	1,833	89,717	130,290	41,133
Box, Inc., Class A	Morgan Stanley	1,478	31,432	33,935	2,542
Brightcove, Inc.	Morgan Stanley	660	14,503	13,279	(1,203)
Broadridge Financial Solutions, Inc.	Morgan Stanley	2,873	360,234	439,856	85,262
Cadence Design Systems, Inc.	Morgan Stanley	5,135	486,276	703,444	217,729
Cardtronics PLC, Class A (United Kingdom)	Morgan Stanley	1,529	30,514	59,325	28,850
CDK Global, Inc.	Morgan Stanley	1,395	63,903	75,414	12,748
Cerence, Inc.	Morgan Stanley	1,707	181,915	152,913	(28,790)
CGI, Inc. (Canada)	Morgan Stanley	1,163	82,224	96,785	14,659
Cloudera, Inc.	Morgan Stanley	3,724	45,802	45,321	(596)
CommVault Systems, Inc.	Morgan Stanley	25	1,615	1,613	(65)
Cornerstone OnDemand, Inc.	Morgan Stanley	1,124	38,698	48,984	10,334
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	638	123,024	116,441	(6,531)
CSG Systems International, Inc.	Morgan Stanley	625	29,318	28,056	(1,096)
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	138	8,429	8,406	(10)
Digital Turbine, Inc.	Morgan Stanley	2,333	173,362	187,480	14,321
Dynatrace, Inc.	Morgan Stanley	2,817	139,899	135,892	(3,843)
Fiserv, Inc.	Morgan Stanley	6,275	611,844	746,976	135,837
FleetCor Technologies, Inc.	Morgan Stanley	254	62,668	68,232	5,640
Fortinet, Inc.	Morgan Stanley	3,491	374,522	643,810	269,722
Gartner, Inc.	Morgan Stanley	1,862	216,884	339,908	123,276
Globant SA (Luxembourg)	Morgan Stanley	217	45,406	45,051	(298)
InterDigital, Inc.	Morgan Stanley	469	20,348	29,758	11,017
International Business Machines Corp.	Morgan Stanley	3,991	509,380	531,841	23,049
Intuit, Inc.	Morgan Stanley	692	199,980	265,078	66,146
Jack Henry & Associates, Inc.	Morgan Stanley	1,015	163,608	153,996	(10,209)
Manhattan Associates, Inc.	Morgan Stanley	385	45,529	45,191	(282)
Mastercard, Inc., Class A	Morgan Stanley	430	150,320	153,102	3,001
McAfee Corp., Class A	Morgan Stanley	142	3,138	3,229	98
Microsoft Corp.	Morgan Stanley	5,711	1,022,459	1,346,482	336,109
NortonLifeLock, Inc.	Morgan Stanley	16,536	293,413	351,555	67,535
Open Text Corp. (Canada)	Morgan Stanley	4,636	196,947	221,184	25,831
Oracle Corp.	Morgan Stanley	27,729	1,364,391	1,945,744	607,836
Paychex, Inc.	Morgan Stanley	8,555	517,109	838,561	357,130
Paylocity Holding Corp.	Morgan Stanley	328	52,041	58,984	7,007
PayPal Holdings, Inc.	Morgan Stanley	6,929	1,397,757	1,682,638	283,601
Perficient, Inc.	Morgan Stanley	47	2,746	2,760	21
Progress Software Corp.	Morgan Stanley	1,764	63,775	77,722	15,160

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Software & Services — (continued)
PTC, Inc.	Morgan Stanley	3,406	$213,410	$468,836	$258,352
QAD, Inc., Class A	Morgan Stanley	18	1,168	1,198	36
Sailpoint Technologies Holding, Inc.	Morgan Stanley	6,411	141,146	324,653	183,673
salesforce.com, Inc.	Morgan Stanley	3,315	734,287	702,349	(31,092)
ServiceNow, Inc.	Morgan Stanley	2,824	866,006	1,412,311	547,302
Shopify, Inc., Class A (Canada)	Morgan Stanley	277	292,975	306,501	13,865
SPS Commerce, Inc.	Morgan Stanley	806	75,920	80,044	4,215
Ss&C Technologies Holdings, Inc.	Morgan Stanley	448	28,526	31,302	3,147
SVMK, Inc.	Morgan Stanley	1,695	25,391	31,052	5,695
Sykes Enterprises, Inc.	Morgan Stanley	23	1,016	1,014	3
Synopsys, Inc.	Morgan Stanley	2,954	556,595	731,942	175,990
Teradata Corp.	Morgan Stanley	7,152	152,355	275,638	123,462
Trade Desk, Inc. (The), Class A	Morgan Stanley	906	660,132	590,404	(68,967)
Tyler Technologies, Inc.	Morgan Stanley	134	55,116	56,887	1,841
Varonis Systems, Inc.	Morgan Stanley	636	42,574	32,652	(9,869)
Verint Systems, Inc.	Morgan Stanley	4,386	188,387	199,519	11,352
VeriSign, Inc.	Morgan Stanley	1,386	273,668	275,481	1,915
Visa, Inc., Class A	Morgan Stanley	3,124	529,415	661,444	135,783
Western Union Co. (The)	Morgan Stanley	9,364	184,164	230,916	54,534
WEX, Inc.	Morgan Stanley	345	31,725	72,181	45,002
Workiva, Inc.	Morgan Stanley	786	66,937	69,372	2,516
Xperi Holding Corp.	Morgan Stanley	1,873	42,844	40,775	(1,979)
Zoom Video Communications, Inc., Class A	Morgan Stanley	1,529	545,979	491,252	(59,649)

		187,969	17,051,336	21,687,489	4,776,379

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	1,650	55,248	108,851	78,198
Apple, Inc.	Morgan Stanley	24,448	1,551,154	2,986,323	1,510,013
Arrow Electronics, Inc.	Morgan Stanley	2,701	153,715	299,325	148,771
Badger Meter, Inc.	Morgan Stanley	526	29,780	48,955	19,788
Belden, Inc.	Morgan Stanley	691	21,427	30,660	9,384
Calix, Inc.	Morgan Stanley	591	21,095	20,484	(583)
CDW Corp.	Morgan Stanley	1,214	156,963	201,221	45,191
Cisco Systems, Inc.	Morgan Stanley	18,061	722,838	933,934	239,411
Cognex Corp.	Morgan Stanley	795	63,375	65,977	2,686
Corning, Inc.	Morgan Stanley	6,917	174,081	300,959	132,222
CTS Corp.	Morgan Stanley	68	2,079	2,112	39
Dell Technologies, Inc., Class C	Morgan Stanley	4,008	342,085	353,305	11,617
Diebold Nixdorf, Inc.	Morgan Stanley	7,681	45,234	108,533	63,354
Dolby Laboratories, Inc., Class A	Morgan Stanley	422	38,162	41,660	3,632
EchoStar Corp., Class A	Morgan Stanley	2,226	58,475	53,424	(4,980)
FARO Technologies, Inc.	Morgan Stanley	255	22,868	22,075	(762)
Hewlett Packard Enterprise Co.	Morgan Stanley	6,356	78,554	100,043	21,991
HP, Inc.	Morgan Stanley	36,714	589,177	1,165,670	603,466
II-VI, Inc.	Morgan Stanley	1,883	129,461	128,741	(568)
Jabil, Inc.	Morgan Stanley	1,467	68,362	76,519	8,295

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Technology Hardware & Equipment — (continued)
Juniper Networks, Inc.	Morgan Stanley	5,407	$128,927	$136,959	$8,920
Lumentum Holdings, Inc.	Morgan Stanley	602	47,569	54,993	8,360
Methode Electronics, Inc.	Morgan Stanley	319	13,770	13,392	(359)
NCR Corp.	Morgan Stanley	7,093	141,530	269,179	127,815
NetApp, Inc.	Morgan Stanley	4,374	187,711	317,859	137,299
NETGEAR, Inc.	Morgan Stanley	2,002	72,979	82,282	9,391
NetScout Systems, Inc.	Morgan Stanley	13	366	366	4
OSI Systems, Inc.	Morgan Stanley	265	23,063	25,467	2,434
Plantronics, Inc.	Morgan Stanley	3,337	136,474	129,843	(6,471)
Sanmina Corp.	Morgan Stanley	4,769	124,184	197,341	73,333
Seagate Technology PLC (Ireland)	Morgan Stanley	4,025	241,213	308,919	74,415
SYNNEX Corp.	Morgan Stanley	2,345	151,829	269,300	118,050
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	1,937	120,862	250,086	132,844
TTM Technologies, Inc.	Morgan Stanley	7,207	89,449	104,501	16,141
Ubiquiti, Inc.	Morgan Stanley	554	99,559	165,258	66,781
Viavi Solutions, Inc.	Morgan Stanley	171	2,642	2,685	50
Vontier Corp.	Morgan Stanley	9,952	293,919	301,247	7,546
Western Digital Corp.	Morgan Stanley	5,111	345,728	341,159	(4,168)
Xerox Holdings Corp.	Morgan Stanley	961	21,943	23,323	1,672
Zebra Technologies Corp., Class A	Morgan Stanley	542	140,171	262,967	122,961

		179,660	6,708,021	10,305,897	3,788,183

Telecommunication Services
AT&T, Inc.	Morgan Stanley	16,052	456,850	485,894	48,123
Iridium Communications, Inc.	Morgan Stanley	5,553	177,048	229,061	52,220
Lumen Technologies, Inc.	Morgan Stanley	7,263	80,995	96,961	17,410
T-Mobile US, Inc.	Morgan Stanley	2,376	236,699	297,689	61,265
Verizon Communications, Inc.	Morgan Stanley	13,224	704,235	768,975	85,046

		44,468	1,655,827	1,878,580	264,064

Transportation
Alaska Air Group, Inc.	Morgan Stanley	4,899	193,845	339,060	145,440
ArcBest Corp.	Morgan Stanley	2,267	64,792	159,529	97,397
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	3,052	175,035	184,463	9,633
CSX Corp.	Morgan Stanley	5,880	309,153	566,950	264,667
Echo Global Logistics, Inc.	Morgan Stanley	9,099	174,974	285,800	111,866
Expeditors International of Washington, Inc.	Morgan Stanley	926	63,435	99,721	75,010
FedEx Corp.	Morgan Stanley	3,455	941,264	981,358	41,543
Golden Ocean Group Ltd. (Bermuda)	Morgan Stanley	20	134	767	637
Norfolk Southern Corp.	Morgan Stanley	2,533	367,017	680,161	346,970
Old Dominion Freight Line, Inc.	Morgan Stanley	392	86,962	94,241	7,398
Saia, Inc.	Morgan Stanley	190	38,845	43,810	5,112
Schneider National, Inc., Class B	Morgan Stanley	656	12,532	16,380	4,874
Southwest Airlines Co.	Morgan Stanley	3,496	204,709	213,466	8,996
Union Pacific Corp.	Morgan Stanley	1,359	287,422	299,537	13,263

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Transportation — (continued)
United Parcel Service, Inc., Class B	Morgan Stanley	2,164	$338,978	$367,858	$32,960

		40,388	3,259,097	4,333,101	1,165,766

Utilities
AES Corp. (The)	Morgan Stanley	10,381	274,935	278,314	3,851
Alliant Energy Corp.	Morgan Stanley	601	31,448	32,550	1,134
American Water Works Co., Inc.	Morgan Stanley	72	10,546	10,794	264
Dominion Energy, Inc.	Morgan Stanley	16,434	1,185,485	1,248,327	75,676
Duke Energy Corp.	Morgan Stanley	3,446	296,801	332,642	43,409
Exelon Corp.	Morgan Stanley	13,736	520,461	600,813	91,965
IDACORP, Inc.	Morgan Stanley	979	86,915	97,871	12,494
MDU Resources Group, Inc.	Morgan Stanley	1,723	36,465	54,464	20,558
NextEra Energy, Inc.	Morgan Stanley	1,064	77,115	80,449	3,427
NiSource, Inc.	Morgan Stanley	15,569	352,286	375,369	27,379
NRG Energy, Inc.	Morgan Stanley	4,947	166,757	186,650	21,395
ONE Gas, Inc.	Morgan Stanley	320	22,801	24,611	2,374
Southern Co. (The)	Morgan Stanley	3,063	182,912	190,396	8,760

		72,335	3,244,927	3,513,250	312,686

Total Reference Entity — Long			126,176,747	171,422,082	47,156,851

Short
Automobiles & Components
Dana, Inc.	Morgan Stanley	(12,808)	(250,737)	(311,619)	(67,902)
Dorman Products, Inc.	Morgan Stanley	(3,076)	(254,420)	(315,721)	(62,871)
Fox Factory Holding Corp.	Morgan Stanley	(5,230)	(622,055)	(664,524)	(43,868)
LCI Industries	Morgan Stanley	(816)	(96,214)	(107,940)	(15,905)
Lear Corp.	Morgan Stanley	(2,965)	(484,293)	(537,406)	(58,938)
Patrick Industries, Inc.	Morgan Stanley	(4,166)	(278,550)	(354,110)	(79,126)
Tenneco, Inc., Class A	Morgan Stanley	(10,907)	(144,191)	(116,923)	28,791
Thor Industries, Inc.	Morgan Stanley	(3,984)	(526,920)	(536,804)	(12,790)
Workhorse Group, Inc.	Morgan Stanley	(74,828)	(1,087,461)	(1,030,381)	54,631

		(118,780)	(3,744,841)	(3,975,428)	(257,978)

Capital Goods
AAON, Inc.	Morgan Stanley	(2,154)	(139,585)	(150,802)	(12,824)
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	(962)	(50,937)	(45,176)	(1,275)
Alamo Group, Inc.	Morgan Stanley	(664)	(76,957)	(103,684)	(28,372)
Albany International Corp., Class A	Morgan Stanley	(1,030)	(86,346)	(85,974)	(57)
Allegion PLC (Ireland)	Morgan Stanley	(1,269)	(157,633)	(159,412)	(2,379)
American Woodmark Corp.	Morgan Stanley	(2,503)	(207,924)	(246,746)	(40,172)
Arcosa, Inc.	Morgan Stanley	(2,809)	(172,071)	(182,838)	(11,151)
Argan, Inc.	Morgan Stanley	(2,802)	(118,615)	(149,487)	(41,172)
Armstrong World Industries, Inc.	Morgan Stanley	(4,120)	(332,465)	(371,171)	(43,054)
Beacon Roofing Supply, Inc.	Morgan Stanley	(1,666)	(59,598)	(87,165)	(31,576)
Boeing Co. (The)	Morgan Stanley	(1,258)	(418,907)	(320,438)	226,486
BWX Technologies, Inc.	Morgan Stanley	(5,365)	(333,615)	(353,768)	(21,315)
CAE, Inc. (Canada)	Morgan Stanley	(1,682)	(46,359)	(47,920)	(1,678)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Capital Goods — (continued)
Carrier Global Corp.	Morgan Stanley	(23,905)	$(980,560)	$(1,009,269)	$(30,917)
Caterpillar, Inc.	Morgan Stanley	(122)	(28,349)	(28,288)	1
Chart Industries, Inc.	Morgan Stanley	(4,071)	(600,545)	(579,507)	19,019
Construction Partners, Inc., Class A	Morgan Stanley	(3,860)	(113,436)	(115,337)	(2,153)
Crane Co.	Morgan Stanley	(4,452)	(360,881)	(418,087)	(60,872)
CSW Industrials, Inc.	Morgan Stanley	(432)	(56,161)	(58,320)	(2,281)
Evoqua Water Technologies Corp.	Morgan Stanley	(13,551)	(371,526)	(356,391)	14,300
Federal Signal Corp.	Morgan Stanley	(3,008)	(102,359)	(115,206)	(14,551)
Fluor Corp.	Morgan Stanley	(30,031)	(647,424)	(693,416)	(47,448)
FuelCell Energy, Inc.	Morgan Stanley	(122,141)	(1,765,803)	(1,760,052)	1,548
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(4,758)	(49,161)	(76,080)	(28,122)
GATX Corp.	Morgan Stanley	(3,095)	(267,463)	(287,030)	(23,520)
GMS, Inc.	Morgan Stanley	(1,513)	(52,562)	(63,168)	(11,018)
Helios Technologies, Inc.	Morgan Stanley	(2,389)	(117,728)	(174,086)	(57,688)
Hexcel Corp.	Morgan Stanley	(15,997)	(827,025)	(895,832)	(76,762)
Hyster-Yale Materials Handling, Inc.	Morgan Stanley	(3,161)	(180,525)	(275,386)	(102,299)
IDEX Corp.	Morgan Stanley	(260)	(54,521)	(54,423)	(21)
Kaman Corp.	Morgan Stanley	(2,209)	(120,956)	(113,300)	6,667
Kennametal, Inc.	Morgan Stanley	(24,354)	(806,125)	(973,429)	(181,273)
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(11,304)	(234,168)	(308,373)	(77,694)
L3Harris Technologies, Inc.	Morgan Stanley	(953)	(189,290)	(193,154)	(4,287)
Maxar Technologies, Inc.	Morgan Stanley	(5,166)	(217,294)	(195,378)	21,201
Mercury Systems, Inc.	Morgan Stanley	(177)	(12,281)	(12,505)	(248)
Meritor, Inc.	Morgan Stanley	(14,709)	(380,590)	(432,739)	(54,692)
Moog, Inc., Class A	Morgan Stanley	(2,437)	(219,768)	(202,637)	14,149
Mueller Water Products, Inc., Class A	Morgan Stanley	(21,280)	(229,344)	(295,579)	(75,060)
Navistar International Corp.	Morgan Stanley	(6,647)	(292,951)	(292,667)	(385)
NV5 Global, Inc.	Morgan Stanley	(3,527)	(242,705)	(340,602)	(100,087)
Parsons Corp.	Morgan Stanley	(6,172)	(221,439)	(249,596)	(29,143)
PGT Innovations, Inc.	Morgan Stanley	(17,969)	(291,028)	(453,717)	(163,939)
Proto Labs, Inc.	Morgan Stanley	(3,729)	(707,192)	(454,006)	254,197
Raven Industries, Inc.	Morgan Stanley	(6)	(227)	(230)	—
Raytheon Technologies Corp.	Morgan Stanley	(4,641)	(325,264)	(358,610)	(43,124)
Resideo Technologies, Inc.	Morgan Stanley	(10,920)	(134,799)	(308,490)	(182,552)
REV Group, Inc.	Morgan Stanley	(11,790)	(137,118)	(225,896)	(92,093)
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(19,127)	(727,398)	(930,529)	(209,498)
SPX Corp.	Morgan Stanley	(3,031)	(173,237)	(176,616)	(3,871)
Sunrun, Inc.	Morgan Stanley	(11,866)	(834,915)	(717,656)	110,526
Trex Co., Inc.	Morgan Stanley	(6,997)	(539,034)	(640,505)	(109,893)
Triumph Group, Inc.	Morgan Stanley	(4,035)	(58,923)	(74,163)	(17,198)
Tutor Perini Corp.	Morgan Stanley	(35)	(678)	(663)	17
Vicor Corp.	Morgan Stanley	(2,035)	(99,834)	(173,036)	(76,518)
Virgin Galactic Holdings, Inc.	Morgan Stanley	(13,617)	(429,592)	(417,089)	9,161
Welbilt, Inc.	Morgan Stanley	(54,228)	(685,573)	(881,205)	(197,174)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Capital Goods — (continued)
WESCO International, Inc.	Morgan Stanley	(8,321)	$(407,177)	$(720,016)	$(314,765)
Westport Fuel Systems, Inc. (Canada)	Morgan Stanley	(23,183)	(181,218)	(166,686)	14,127
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	(2,344)	(52,728)	(65,046)	(13,982)

		(561,839)	(17,729,887)	(19,638,577)	(1,948,754)

Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(30,373)	(241,499)	(256,348)	(15,699)
Brink’s Co. (The)	Morgan Stanley	(2,319)	(193,637)	(183,734)	8,356
Casella Waste Systems, Inc., Class A	Morgan Stanley	(2,200)	(118,006)	(139,854)	(22,466)
Clarivate PLC (Jersey)	Morgan Stanley	(13,401)	(334,614)	(353,652)	(19,789)
Covanta Holding Corp.	Morgan Stanley	(16,765)	(269,828)	(232,363)	25,146
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(7,489)	(182,087)	(178,313)	3,376
Exponent, Inc.	Morgan Stanley	(1,219)	(116,604)	(118,792)	(2,807)
Forrester Research, Inc.	Morgan Stanley	(2,543)	(88,851)	(108,027)	(19,468)
Harsco Corp.	Morgan Stanley	(11,373)	(178,614)	(195,047)	(16,832)
Insperity, Inc.	Morgan Stanley	(10,532)	(1,012,465)	(881,950)	107,598
KAR Auction Services, Inc.	Morgan Stanley	(21,396)	(333,032)	(320,940)	11,345
Kelly Services, Inc., Class A	Morgan Stanley	(91)	(2,016)	(2,027)	(11)
Korn Ferry	Morgan Stanley	(5,368)	(228,757)	(334,802)	(113,384)
MSA Safety, Inc.	Morgan Stanley	(808)	(122,629)	(121,216)	165
Pitney Bowes, Inc.	Morgan Stanley	(9,593)	(89,984)	(79,046)	10,416
US Ecology, Inc.	Morgan Stanley	(10,228)	(623,122)	(425,894)	193,997
Viad Corp.	Morgan Stanley	(2,363)	(93,270)	(98,655)	(5,592)
Waste Management, Inc.	Morgan Stanley	(9,921)	(1,194,995)	(1,280,007)	(90,358)

		(157,982)	(5,424,010)	(5,310,667)	53,993

Consumer Durables & Apparel
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(6,136)	(265,909)	(240,838)	25,321
Columbia Sportswear Co.	Morgan Stanley	(2,833)	(286,356)	(299,250)	(15,733)
G-III Apparel Group Ltd.	Morgan Stanley	(20,034)	(523,118)	(603,825)	(81,883)
GoPro, Inc., Class A	Morgan Stanley	(27,649)	(339,511)	(321,834)	16,914
Installed Building Products, Inc.	Morgan Stanley	(739)	(92,324)	(81,940)	10,584
Levi Strauss & Co., Class A	Morgan Stanley	(4,761)	(94,782)	(113,836)	(20,649)
Lululemon Athletica, Inc.	Morgan Stanley	(670)	(209,660)	(205,496)	4,506
Malibu Boats, Inc., Class A	Morgan Stanley	(4,453)	(313,748)	(354,815)	(44,161)
Oxford Industries, Inc.	Morgan Stanley	(3,655)	(217,534)	(319,520)	(103,632)
Purple Innovation, Inc.	Morgan Stanley	(19,647)	(681,120)	(621,828)	57,760
Ralph Lauren Corp.	Morgan Stanley	(8,670)	(984,661)	(1,067,797)	(87,525)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(17,550)	(651,719)	(732,011)	(87,026)
Wolverine World Wide, Inc.	Morgan Stanley	(14,019)	(405,049)	(537,208)	(144,547)

		(130,816)	(5,065,491)	(5,500,198)	(470,071)

Consumer Services
Aramark	Morgan Stanley	(13,702)	(576,324)	(517,662)	52,600
Bally’s Corp.	Morgan Stanley	(3,258)	(216,567)	(211,705)	4,378
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(7,611)	(1,279,175)	(1,304,906)	(28,613)
Brinker International, Inc.	Morgan Stanley	(3,638)	(246,065)	(258,516)	(15,941)
Caesars Entertainment, Inc.	Morgan Stanley	(4,895)	(334,702)	(428,068)	(96,058)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Consumer Services — (continued)
Carnival Corp. (Panama)	Morgan Stanley	(17,779)	$(465,113)	$(471,855)	$(7,787)
Cheesecake Factory, Inc. (The)	Morgan Stanley	(4,177)	(145,089)	(244,396)	(114,190)
Churchill Downs, Inc.	Morgan Stanley	(1,734)	(358,455)	(394,346)	(39,166)
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(3,607)	(480,334)	(623,578)	(151,363)
Darden Restaurants, Inc.	Morgan Stanley	(1,446)	(207,595)	(205,332)	1,799
Dave & Buster’s Entertainment, Inc.	Morgan Stanley	(10,648)	(205,554)	(510,039)	(331,366)
Denny’s Corp.	Morgan Stanley	(32,362)	(454,057)	(586,076)	(136,063)
frontdoor, Inc.	Morgan Stanley	(3,685)	(191,971)	(198,069)	(6,902)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	(2,056)	(244,236)	(248,612)	(4,922)
International Game Technology PLC (United Kingdom)	Morgan Stanley	(15,551)	(276,107)	(249,594)	25,894
Las Vegas Sands Corp.	Morgan Stanley	(8,637)	(483,550)	(524,784)	(42,321)
Monarch Casino & Resort, Inc.	Morgan Stanley	(3,887)	(170,952)	(235,630)	(65,059)
Restaurant Brands International, Inc. (Canada)	Morgan Stanley	(5,517)	(350,420)	(358,605)	(12,352)
Starbucks Corp.	Morgan Stanley	(3,467)	(375,109)	(378,839)	(4,747)
Stride, Inc.	Morgan Stanley	(15,176)	(403,989)	(456,949)	(55,561)
Vail Resorts, Inc.	Morgan Stanley	(7)	(2,189)	(2,042)	163
Wynn Resorts Ltd.	Morgan Stanley	(1,899)	(160,548)	(238,078)	(77,888)

		(164,739)	(7,628,101)	(8,647,681)	(1,105,465)

Diversified Financials
Cboe Global Markets, Inc.	Morgan Stanley	(1,233)	(127,215)	(121,685)	5,512
CME Group, Inc.	Morgan Stanley	(2,667)	(555,739)	(544,681)	7,211
Franklin Resources, Inc.	Morgan Stanley	(22,264)	(608,484)	(659,014)	(65,723)
SEI Investments Co.	Morgan Stanley	(424)	(26,028)	(25,834)	139

		(26,588)	(1,317,466)	(1,351,214)	(52,861)

Energy
Baker Hughes Co.	Morgan Stanley	(2,655)	(65,402)	(57,375)	9,682
Cabot Oil & Gas Corp.	Morgan Stanley	(19,534)	(398,199)	(366,849)	24,571
ChampionX Corp.	Morgan Stanley	(5,601)	(52,504)	(121,710)	(72,770)
Cheniere Energy, Inc.	Morgan Stanley	(12,898)	(927,447)	(928,785)	(6,294)
CNX Resources Corp.	Morgan Stanley	(11,016)	(131,195)	(161,935)	(31,628)
Continental Resources, Inc./Ok	Morgan Stanley	(17,085)	(422,461)	(441,989)	(20,907)
Delek US Holdings, Inc.	Morgan Stanley	(25,176)	(496,896)	(548,333)	(76,112)
Denbury, Inc.	Morgan Stanley	(2,176)	(96,038)	(104,209)	(8,383)
Dril-Quip, Inc.	Morgan Stanley	(6,902)	(215,803)	(229,353)	(14,033)
Enbridge, Inc. (Canada)	Morgan Stanley	(4,511)	(165,187)	(164,200)	567
Enerplus Corp. (Canada)	Morgan Stanley	(667)	(3,330)	(3,342)	(56)
EQT Corp.	Morgan Stanley	(22,338)	(408,965)	(415,040)	(6,993)
Equitrans Midstream Corp.	Morgan Stanley	(11,673)	(92,704)	(95,252)	(2,947)
Hess Corp.	Morgan Stanley	(964)	(70,362)	(68,213)	803
Imperial Oil Ltd. (Canada)	Morgan Stanley	(2,189)	(46,615)	(52,930)	(6,746)
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(16,180)	(177,597)	(182,672)	(5,472)
Oasis Petroleum, Inc.	Morgan Stanley	(1,530)	(90,780)	(90,867)	(634)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(33,685)	(948,156)	(971,475)	(80,498)
Phillips 66.	Morgan Stanley	(6,889)	(558,422)	(561,729)	(6,608)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Energy — (continued)
Renewable Energy Group, Inc.	Morgan Stanley	(2,002)	$(160,009)	$(132,212)	$29,816
RPC, Inc.	Morgan Stanley	(40,202)	(187,964)	(217,091)	(29,643)
Schlumberger NV (Curacao)	Morgan Stanley	(3,465)	(92,288)	(94,213)	(3,110)
SFL Corp. Ltd. (Bermuda)	Morgan Stanley	(26,854)	(368,168)	(215,369)	103,774
Southwestern Energy Co.	Morgan Stanley	(508,986)	(1,692,765)	(2,366,785)	(677,834)
Talos Energy, Inc.	Morgan Stanley	(16,077)	(203,175)	(193,567)	9,154

		(801,255)	(8,072,432)	(8,785,495)	(872,301)

Food & Staples Retailing
Chefs’ Warehouse, Inc. (The)	Morgan Stanley	(6,002)	(168,912)	(182,821)	(14,286)
Grocery Outlet Holding Corp.	Morgan Stanley	(25,121)	(1,046,011)	(926,714)	117,857
Performance Food Group Co.	Morgan Stanley	(1,504)	(70,487)	(86,645)	(18,425)
PriceSmart, Inc.	Morgan Stanley	(2,219)	(141,845)	(214,688)	(77,683)
Rite Aid Corp.	Morgan Stanley	(11,489)	(173,913)	(235,065)	(68,348)
US Foods Holding Corp.	Morgan Stanley	(12,099)	(471,236)	(461,214)	8,963

		(58,434)	(2,072,404)	(2,107,147)	(51,922)

Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(21,304)	(679,144)	(661,702)	6,517
Beyond Meat, Inc.	Morgan Stanley	(2,266)	(390,490)	(294,852)	106,450
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(40)	(46,764)	(48,251)	(1,589)
Calavo Growers, Inc.	Morgan Stanley	(5,520)	(420,042)	(428,573)	(19,896)
Celsius Holdings, Inc.	Morgan Stanley	(7,261)	(338,284)	(348,891)	(11,366)
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	(8,372)	(223,103)	(239,690)	(20,985)
Freshpet, Inc.	Morgan Stanley	(930)	(139,666)	(147,693)	(9,167)
Hershey Co. (The)	Morgan Stanley	(1,127)	(178,022)	(178,246)	(979)
J&J Snack Foods Corp.	Morgan Stanley	(2,484)	(403,131)	(390,063)	5,759
Keurig Dr Pepper, Inc.	Morgan Stanley	(5,063)	(174,572)	(174,015)	(650)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(2,157)	(193,705)	(192,318)	954
MGP Ingredients, Inc.	Morgan Stanley	(5,131)	(262,049)	(303,499)	(46,602)
Pilgrim’s Pride Corp.	Morgan Stanley	(14,027)	(294,378)	(333,702)	(41,337)
Primo Water Corp. (Canada)	Morgan Stanley	(15,279)	(226,524)	(248,437)	(23,419)
Sanderson Farms, Inc.	Morgan Stanley	(597)	(78,514)	(93,001)	(17,421)
Simply Good Foods Co. (The)	Morgan Stanley	(4,210)	(117,295)	(128,068)	(11,889)
Tootsie Roll Industries, Inc.	Morgan Stanley	(765)	(25,591)	(25,344)	192
Universal Corp.	Morgan Stanley	(2,423)	(124,248)	(142,933)	(26,423)
Village Farms International, Inc. (Canada)	Morgan Stanley	(20,231)	(281,495)	(267,656)	13,208

		(119,187)	(4,597,017)	(4,646,934)	(98,643)

Health Care Equipment & Services
American Well Corp., Class A	Morgan Stanley	(47)	(840)	(816)	26
AMN Healthcare Services, Inc.	Morgan Stanley	(896)	(67,774)	(66,035)	1,549
AtriCure, Inc.	Morgan Stanley	(2,094)	(90,611)	(137,199)	(48,674)
Avanos Medical, Inc.	Morgan Stanley	(8,281)	(306,589)	(362,211)	(57,010)
Axogen, Inc.	Morgan Stanley	(14,110)	(216,552)	(285,869)	(70,267)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Health Care Equipment & Services — (continued)
Cantel Medical Corp.	Morgan Stanley	(6,905)	$(614,890)	$(551,295)	$62,342
Cardinal Health, Inc.	Morgan Stanley	(14,998)	(796,971)	(911,129)	(124,294)
Cardiovascular Systems, Inc.	Morgan Stanley	(7,119)	(335,799)	(272,942)	62,103
Castle Biosciences, Inc.	Morgan Stanley	(3,310)	(208,812)	(226,603)	(18,258)
Cigna Corp.	Morgan Stanley	(5,147)	(1,229,649)	(1,244,236)	(19,079)
Covetrus, Inc.	Morgan Stanley	(10,151)	(340,461)	(304,225)	35,447
CryoPort, Inc.	Morgan Stanley	(5,297)	(286,049)	(275,497)	9,910
Dexcom, Inc.	Morgan Stanley	(477)	(194,770)	(171,429)	26,312
Encompass Health Corp.	Morgan Stanley	(643)	(54,436)	(52,662)	1,383
Evolent Health, Inc., Class A	Morgan Stanley	(3,285)	(26,149)	(66,357)	(42,332)
Glaukos Corp.	Morgan Stanley	(1,375)	(100,677)	(115,404)	(17,373)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(713)	(27,616)	(27,821)	(556)
Guardant Health, Inc.	Morgan Stanley	(5,977)	(858,815)	(912,389)	(61,000)
Haemonetics Corp.	Morgan Stanley	(3,679)	(406,613)	(408,406)	(5,039)
Health Catalyst, Inc.	Morgan Stanley	(473)	(21,984)	(22,122)	(184)
HealthEquity, Inc.	Morgan Stanley	(5,009)	(422,421)	(340,612)	86,582
Inari Medical, Inc.	Morgan Stanley	(2,010)	(203,765)	(215,070)	(12,979)
Insulet Corp.	Morgan Stanley	(2,407)	(626,912)	(628,034)	(2,818)
Integra LifeSciences Holdings Corp.	Morgan Stanley	(5,289)	(326,208)	(365,417)	(41,809)
Intersect ENT, Inc.	Morgan Stanley	(2,326)	(53,232)	(48,567)	4,481
Lantheus Holdings, Inc.	Morgan Stanley	(7,089)	(132,745)	(151,492)	(19,043)
LivaNova PLC (United Kingdom)	Morgan Stanley	(4,154)	(233,413)	(306,274)	(78,715)
Magellan Health, Inc.	Morgan Stanley	(1,064)	(99,262)	(99,207)	(174)
Masimo Corp.	Morgan Stanley	(1,326)	(330,585)	(304,529)	25,961
Mesa Laboratories, Inc.	Morgan Stanley	(728)	(183,473)	(177,268)	5,126
ModivCare, Inc.	Morgan Stanley	(965)	(71,186)	(142,936)	(72,782)
Neogen Corp.	Morgan Stanley	(674)	(57,850)	(59,912)	(2,188)
NuVasive, Inc.	Morgan Stanley	(4,165)	(256,563)	(273,057)	(18,737)
OraSure Technologies, Inc.	Morgan Stanley	(25,902)	(329,246)	(302,276)	26,160
OrthoPediatrics Corp.	Morgan Stanley	(2,830)	(135,714)	(137,963)	(2,551)
PetIQ, Inc.	Morgan Stanley	(16,428)	(511,239)	(579,251)	(69,458)
RadNet, Inc.	Morgan Stanley	(10,821)	(156,956)	(235,357)	(79,019)
Schrodinger, Inc.	Morgan Stanley	(1,193)	(82,414)	(91,014)	(8,813)
Silk Road Medical, Inc.	Morgan Stanley	(5,506)	(322,090)	(278,879)	42,662
Simulations Plus, Inc.	Morgan Stanley	(938)	(78,098)	(59,319)	19,030
SmileDirectClub, Inc.	Morgan Stanley	(10,823)	(133,104)	(111,585)	23,084
STAAR Surgical Co.	Morgan Stanley	(547)	(39,131)	(57,659)	(20,302)
Surgery Partners, Inc.	Morgan Stanley	(5,757)	(192,511)	(254,805)	(67,494)
Tabula Rasa HealthCare, Inc.	Morgan Stanley	(14,785)	(779,247)	(680,849)	96,322
Tactile Systems Technology, Inc.	Morgan Stanley	(4,085)	(156,854)	(222,592)	(66,345)
Teleflex, Inc.	Morgan Stanley	(334)	(135,604)	(138,764)	(4,130)
US Physical Therapy, Inc.	Morgan Stanley	(3,313)	(435,620)	(344,883)	87,579
Varex Imaging Corp.	Morgan Stanley	(4,211)	(63,720)	(86,283)	(22,932)
Vocera Communications, Inc.	Morgan Stanley	(6,445)	(155,138)	(247,875)	(95,500)

		(246,101)	(12,890,358)	(13,356,376)	(533,796)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Household & Personal Products
Central Garden & Pet Co., Class A	Morgan Stanley	(4,453)	$(128,960)	$(231,066)	$(103,478)
Church & Dwight Co., Inc.	Morgan Stanley	(4,428)	(384,308)	(386,786)	(3,343)
Reynolds Consumer Products, Inc.	Morgan Stanley	(5,642)	(165,386)	(168,019)	(3,266)

		(14,523)	(678,654)	(785,871)	(110,087)

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(2,370)	(641,366)	(666,776)	(34,512)
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(17,828)	(187,762)	(139,237)	47,036
Alcoa Corp.	Morgan Stanley	(14,810)	(326,813)	(481,177)	(189,299)
Amyris, Inc.	Morgan Stanley	(26,380)	(339,870)	(503,858)	(196,669)
Ball Corp.	Morgan Stanley	(1,381)	(124,983)	(117,026)	11,697
Element Solutions, Inc.	Morgan Stanley	(11,037)	(198,861)	(201,867)	(5,164)
Equinox Gold Corp. (Canada)	Morgan Stanley	(57,250)	(626,544)	(457,428)	167,707
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(25,841)	(120,888)	(167,191)	(47,189)
Glatfelter Corp.	Morgan Stanley	(8,593)	(122,109)	(147,370)	(27,684)
Graphic Packaging Holding Co.	Morgan Stanley	(15,110)	(246,266)	(274,398)	(30,236)
Huntsman Corp.	Morgan Stanley	(3,894)	(109,536)	(112,264)	(3,690)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(31,327)	(1,312,480)	(1,058,853)	237,249
Kronos Worldwide, Inc.	Morgan Stanley	(283)	(4,287)	(4,330)	(49)
Livent Corp.	Morgan Stanley	(12,518)	(119,493)	(216,812)	(102,276)
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	(6,248)	(644,053)	(650,104)	(24,196)
MAG Silver Corp. (Canada)	Morgan Stanley	(1,622)	(24,157)	(24,346)	(240)
Materion Corp.	Morgan Stanley	(211)	(14,115)	(13,977)	111
Methanex Corp. (Canada)	Morgan Stanley	(5,811)	(171,125)	(213,845)	(47,983)
Novagold Resources, Inc. (Canada)	Morgan Stanley	(29,308)	(315,577)	(256,738)	58,226
Olin Corp.	Morgan Stanley	(3,527)	(60,499)	(133,920)	(77,064)
Quaker Chemical Corp.	Morgan Stanley	(389)	(77,707)	(94,827)	(19,022)
Seabridge Gold, Inc. (Canada)	Morgan Stanley	(5,794)	(109,209)	(93,689)	15,278
Steel Dynamics, Inc.	Morgan Stanley	(23,297)	(847,546)	(1,182,556)	(361,564)
Stepan Co.	Morgan Stanley	(447)	(55,455)	(56,818)	(1,579)
Teck Resources Ltd., Class B (Canada) .	Morgan Stanley	(20,563)	(411,652)	(394,398)	13,830
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(25,085)	(255,447)	(459,056)	(222,573)
Valvoline, Inc.	Morgan Stanley	(27,218)	(680,741)	(709,573)	(32,152)
Warrior Met Coal, Inc.	Morgan Stanley	(25,633)	(428,998)	(439,093)	(14,965)
Yamana Gold, Inc. (Canada)	Morgan Stanley	(226,203)	(985,208)	(981,721)	(4,249)

		(629,978)	(9,562,747)	(10,253,248)	(891,221)

Media & Entertainment
Angi, Inc.	Morgan Stanley	(76,453)	(979,318)	(993,889)	(20,611)
Boston Omaha Corp., Class A	Morgan Stanley	(41)	(1,334)	(1,212)	123
Cardlytics, Inc.	Morgan Stanley	(1,282)	(155,150)	(140,635)	14,169
Cars.Com, Inc.	Morgan Stanley	(5,763)	(70,211)	(74,688)	(5,017)
Cinemark Holdings, Inc.	Morgan Stanley	(51,486)	(872,951)	(1,050,829)	(179,843)
Clear Channel Outdoor Holdings, Inc.	Morgan Stanley	(18,619)	(36,346)	(33,514)	2,754
Discovery, Inc., Class A	Morgan Stanley	(2,259)	(124,320)	(98,176)	58,179
EverQuote, Inc., Class A	Morgan Stanley	(7)	(252)	(254)	(29)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Media & Entertainment — (continued)
EW Scripps Co. (The), Class A	Morgan Stanley	(8,807)	$(116,296)	$(169,711)	$(58,064)
iHeartMedia, Inc., Class A	Morgan Stanley	(8,093)	(136,081)	(146,888)	(11,111)
Live Nation Entertainment, Inc.	Morgan Stanley	(1,693)	(126,089)	(143,312)	(18,552)
Loral Space & Communications, Inc.	Morgan Stanley	(1,643)	(65,170)	(61,892)	2,719
Madison Square Garden Entertainment Corp.	Morgan Stanley	(2,327)	(230,714)	(190,349)	39,848
Meredith Corp.	Morgan Stanley	(8,723)	(318,593)	(259,771)	50,763
Nexstar Media Group, Inc., Class A	Morgan Stanley	(719)	(91,894)	(100,969)	(17,000)
Shaw Communications, Inc., Class B (Canada)	Morgan Stanley	(4,050)	(108,860)	(106,191)	2,428
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(19,697)	(745,747)	(576,334)	146,507
TEGNA, Inc.	Morgan Stanley	(23,461)	(414,390)	(441,771)	(39,993)
TripAdvisor, Inc.	Morgan Stanley	(6,100)	(155,673)	(328,119)	(213,703)
WideOpenWest, Inc.	Morgan Stanley	(11,534)	(66,066)	(156,747)	(91,970)
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(13,497)	(846,270)	(732,347)	102,076
ZoomInfo Technologies, Inc., Class A	Morgan Stanley	(6,122)	(328,791)	(299,366)	28,910
Zynga, Inc., Class A	Morgan Stanley	(76,247)	(801,725)	(778,482)	13,083

		(348,623)	(6,792,241)	(6,885,446)	(194,334)

Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(703)	(106,851)	(127,243)	(24,421)
ACADIA Pharmaceuticals, Inc.	Morgan Stanley	(1,770)	(46,421)	(45,666)	654
Adaptive Biotechnologies Corp.	Morgan Stanley	(11,936)	(545,705)	(480,543)	63,935
Alector, Inc.	Morgan Stanley	(7,065)	(179,247)	(142,289)	36,557
Alkermes PLC	Morgan Stanley	(582)	(12,077)	(10,872)	1,915
Amneal Pharmaceuticals, Inc.	Morgan Stanley	(7,253)	(36,211)	(48,813)	(13,513)
Arcturus Therapeutics Holdings, Inc.	Morgan Stanley	(6,134)	(519,405)	(253,334)	264,903
Arvinas, Inc.	Morgan Stanley	(9,324)	(390,910)	(616,316)	(226,284)
Aurinia Pharmaceuticals, Inc. (Canada) .	Morgan Stanley	(4,684)	(76,997)	(60,822)	16,005
Axsome Therapeutics, Inc.	Morgan Stanley	(4,322)	(326,187)	(244,712)	80,886
Berkeley Lights, Inc.	Morgan Stanley	(5,831)	(293,365)	(292,891)	(184)
BioMarin Pharmaceutical, Inc.	Morgan Stanley	(34)	(2,586)	(2,567)	16
Bruker Corp.	Morgan Stanley	(2,715)	(151,584)	(174,520)	(24,542)
Catalent, Inc.	Morgan Stanley	(4,614)	(533,088)	(485,900)	45,647
Charles River Laboratories International, Inc.	Morgan Stanley	(61)	(17,756)	(17,680)	41
Codexis, Inc.	Morgan Stanley	(16,005)	(226,498)	(366,354)	(141,628)
Constellation Pharmaceuticals, Inc.	Morgan Stanley	(80)	(1,976)	(1,871)	125
DermTech, Inc.	Morgan Stanley	(101)	(4,928)	(5,130)	(1,064)
Editas Medicine, Inc.	Morgan Stanley	(5,315)	(228,294)	(223,230)	4,553
Elanco Animal Health, Inc.	Morgan Stanley	(32,206)	(985,157)	(948,467)	35,624
Endo International PLC (Ireland)	Morgan Stanley	(7,659)	(55,467)	(56,753)	(2,145)
Epizyme, Inc.	Morgan Stanley	(3,485)	(76,489)	(30,354)	53,319
Exelixis, Inc.	Morgan Stanley	(21,637)	(480,104)	(488,780)	(10,318)
Heron Therapeutics, Inc.	Morgan Stanley	(192)	(2,897)	(3,112)	(353)
Intra-Cellular Therapies, Inc.	Morgan Stanley	(1,640)	(52,931)	(55,645)	(2,830)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Invitae Corp.	Morgan Stanley	(11,905)	$(492,535)	$(454,890)	$28,183
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(5,057)	(261,306)	(227,363)	33,338
Iovance Biotherapeutics, Inc.	Morgan Stanley	(4,480)	(147,981)	(141,837)	5,713
Kura Oncology, Inc.	Morgan Stanley	(814)	(21,371)	(23,012)	(1,685)
Medpace Holdings, Inc.	Morgan Stanley	(696)	(112,792)	(114,179)	(2,026)
Myovant Sciences Ltd. (Bermuda)	Morgan Stanley	(3,633)	(81,218)	(74,767)	6,265
NanoString Technologies, Inc.	Morgan Stanley	(1,335)	(49,989)	(87,723)	(40,514)
NeoGenomics, Inc.	Morgan Stanley	(1,316)	(41,519)	(63,471)	(24,054)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(5,327)	(321,453)	(215,584)	104,704
Personalis, Inc.	Morgan Stanley	(11,887)	(306,545)	(292,539)	13,318
Phathom Pharmaceuticals, Inc.	Morgan Stanley	(301)	(12,617)	(11,306)	1,287
PRA Health Sciences, Inc.	Morgan Stanley	(1,136)	(132,035)	(174,183)	(43,670)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(3,823)	(567,841)	(381,153)	185,714
Repligen Corp.	Morgan Stanley	(1,551)	(301,070)	(301,530)	(1,973)
Revance Therapeutics, Inc.	Morgan Stanley	(2,838)	(74,824)	(79,322)	(4,688)
REVOLUTION Medicines, Inc.	Morgan Stanley	(13)	(551)	(596)	(231)
Sangamo Therapeutics, Inc.	Morgan Stanley	(4,855)	(56,419)	(60,833)	(4,680)
Sorrento Therapeutics, Inc.	Morgan Stanley	(32,571)	(314,369)	(269,362)	44,080
Syneos Health, Inc.	Morgan Stanley	(3,516)	(268,331)	(266,689)	1,041
Theravance Biopharma, Inc. (Cayman Islands)	Morgan Stanley	(14,812)	(300,729)	(302,313)	(2,259)
Twist Bioscience Corp.	Morgan Stanley	(486)	(54,793)	(60,196)	(5,668)
Viatris, Inc.	Morgan Stanley	(74,470)	(1,075,565)	(1,040,346)	32,796

		(342,170)	(10,348,984)	(9,827,058)	481,889

Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(3,840)	(122,174)	(106,022)	16,818
Big Lots, Inc.	Morgan Stanley	(5,881)	(384,184)	(401,672)	(20,881)
Boot Barn Holdings, Inc.	Morgan Stanley	(5,224)	(248,782)	(325,507)	(80,643)
Burlington Stores, Inc.	Morgan Stanley	(854)	(209,011)	(255,175)	(47,269)
CarMax, Inc.	Morgan Stanley	(2,552)	(321,248)	(338,548)	(19,254)
Children’s Place, Inc. (The)	Morgan Stanley	(11,114)	(606,493)	(774,646)	(169,517)
Core-Mark Holding Co., Inc.	Morgan Stanley	(3,805)	(116,690)	(147,215)	(32,730)
Designer Brands, Inc., Class A	Morgan Stanley	(34,206)	(441,187)	(595,184)	(154,989)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(2,917)	(215,392)	(278,515)	(71,392)
GrowGeneration Corp.	Morgan Stanley	(3,296)	(145,903)	(163,778)	(18,201)
Grubhub, Inc.	Morgan Stanley	(7,540)	(541,777)	(452,400)	88,668
Leslie’s, Inc.	Morgan Stanley	(7,742)	(202,293)	(189,602)	12,239
Lithia Motors, Inc., Class A	Morgan Stanley	(2,777)	(928,336)	(1,083,280)	(178,952)
Marinemax, Inc.	Morgan Stanley	(1,051)	(64,252)	(51,877)	12,262
Monro, Inc.	Morgan Stanley	(13,513)	(946,539)	(889,155)	37,903
Nordstrom, Inc.	Morgan Stanley	(15,915)	(358,698)	(602,701)	(246,675)
Penske Automotive Group, Inc.	Morgan Stanley	(2,752)	(156,517)	(220,820)	(70,063)
Pool Corp.	Morgan Stanley	(1,074)	(358,542)	(370,788)	(13,524)
RealReal, Inc. (The)	Morgan Stanley	(43,664)	(909,984)	(988,116)	(80,181)
Ross Stores, Inc.	Morgan Stanley	(16,184)	(1,924,405)	(1,940,623)	(22,665)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Retailing — (continued)
Sally Beauty Holdings, Inc.	Morgan Stanley	(78,489)	$(1,259,118)	$(1,579,984)	$(328,790)
Stitch Fix, Inc., Class A	Morgan Stanley	(27,270)	(1,397,170)	(1,350,956)	43,067
TJX Cos., Inc. (The)	Morgan Stanley	(5,757)	(392,683)	(380,826)	11,769
Ulta Beauty, Inc.	Morgan Stanley	(617)	(176,519)	(190,758)	(17,785)
Vroom, Inc.	Morgan Stanley	(23,146)	(803,444)	(902,462)	(100,827)

		(321,180)	(13,231,341)	(14,580,610)	(1,451,612)

Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(5,438)	(490,918)	(439,336)	50,478
Cree, Inc.	Morgan Stanley	(3,358)	(317,851)	(363,101)	(58,447)
Diodes, Inc.	Morgan Stanley	(5,655)	(436,424)	(451,495)	(16,921)
First Solar, Inc.	Morgan Stanley	(15,831)	(1,287,480)	(1,382,046)	(97,467)
MaxLinear, Inc.	Morgan Stanley	(9,018)	(216,390)	(307,333)	(95,711)
Power Integrations, Inc.	Morgan Stanley	(3,670)	(306,784)	(299,032)	5,692
Semtech Corp.	Morgan Stanley	(1,984)	(135,710)	(136,896)	(1,488)
Silicon Laboratories, Inc.	Morgan Stanley	(3,183)	(473,289)	(449,026)	20,206
Universal Display Corp.	Morgan Stanley	(275)	(58,141)	(65,112)	(7,648)

		(48,412)	(3,722,987)	(3,893,377)	(201,306)

Software & Services
8x8, Inc.	Morgan Stanley	(15,641)	(380,546)	(507,394)	(132,372)
Akamai Technologies, Inc.	Morgan Stanley	(446)	(45,266)	(45,447)	(280)
Alteryx, Inc., Class A	Morgan Stanley	(21,548)	(2,266,377)	(1,787,622)	473,646
Anaplan, Inc.	Morgan Stanley	(14,892)	(851,822)	(801,934)	47,970
Avaya Holdings Corp.	Morgan Stanley	(1,983)	(47,221)	(55,583)	(10,266)
BlackBerry Ltd. (Canada)	Morgan Stanley	(11,271)	(95,414)	(95,015)	188
Ceridian HCM Holding, Inc.	Morgan Stanley	(8,834)	(820,018)	(744,441)	75,608
Citrix Systems, Inc.	Morgan Stanley	(552)	(78,681)	(77,479)	818
Conduent, Inc.	Morgan Stanley	(92,482)	(635,796)	(615,930)	18,436
Coupa Software, Inc.	Morgan Stanley	(5,803)	(1,454,955)	(1,476,747)	(25,071)
DXC Technology Co.	Morgan Stanley	(8,239)	(252,175)	(257,551)	(10,000)
Elastic NV (Netherlands)	Morgan Stanley	(3,557)	(409,848)	(395,538)	12,632
Euronet Worldwide, Inc.	Morgan Stanley	(3,522)	(475,822)	(487,093)	(15,475)
Everbridge, Inc.	Morgan Stanley	(585)	(83,373)	(70,890)	12,872
Evo Payments, Inc., Class A	Morgan Stanley	(2,222)	(61,384)	(61,149)	93
Fastly, Inc., Class A	Morgan Stanley	(9,607)	(737,619)	(646,359)	88,426
fuboTV, Inc.	Morgan Stanley	(25,603)	(681,539)	(566,338)	113,667
Guidewire Software, Inc.	Morgan Stanley	(5,923)	(626,833)	(601,954)	23,468
LiveRamp Holdings, Inc.	Morgan Stanley	(1,768)	(91,480)	(91,724)	(447)
Medallia, Inc.	Morgan Stanley	(21,337)	(630,256)	(595,089)	33,749
MongoDB, Inc.	Morgan Stanley	(1,005)	(292,334)	(268,767)	22,912
New Relic, Inc.	Morgan Stanley	(20,079)	(1,165,679)	(1,234,457)	(72,056)
Nuance Communications, Inc.	Morgan Stanley	(6,964)	(341,259)	(303,909)	38,267
PagerDuty, Inc.	Morgan Stanley	(6,693)	(261,665)	(269,259)	(8,181)
Palo Alto Networks, Inc.	Morgan Stanley	(204)	(76,034)	(65,700)	19,383
Paycom Software, Inc.	Morgan Stanley	(1,151)	(468,589)	(425,939)	41,047
Pegasystems, Inc.	Morgan Stanley	(3,782)	(505,412)	(432,434)	72,638
Perspecta, Inc.	Morgan Stanley	(3,522)	(102,592)	(102,314)	(231)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Software & Services — (continued)
Ping Identity Holding Corp.	Morgan Stanley	(39,001)	$(1,174,937)	$(855,292)	$316,999
Pluralsight, Inc., Class A	Morgan Stanley	(14,178)	(285,991)	(316,737)	(34,920)
Proofpoint, Inc.	Morgan Stanley	(2,590)	(323,724)	(325,796)	(3,943)
PROS Holdings, Inc.	Morgan Stanley	(10,257)	(418,668)	(435,923)	(18,902)
Q2 Holdings, Inc.	Morgan Stanley	(4,804)	(558,630)	(481,361)	76,013
Qualys, Inc.	Morgan Stanley	(1,057)	(143,311)	(110,752)	32,332
Rackspace Technology, Inc.	Morgan Stanley	(16,175)	(354,536)	(384,642)	(30,901)
Rapid7, Inc.	Morgan Stanley	(832)	(70,215)	(62,076)	7,996
RingCentral, Inc., Class A	Morgan Stanley	(1,068)	(318,357)	(318,136)	(1,051)
Sabre Corp.	Morgan Stanley	(19,142)	(195,645)	(283,493)	(98,242)
SolarWinds Corp.	Morgan Stanley	(12,134)	(203,407)	(211,617)	(8,665)
Splunk, Inc.	Morgan Stanley	(13,230)	(2,120,985)	(1,792,400)	323,678
Sumo Logic, Inc.	Morgan Stanley	(4,251)	(79,875)	(80,174)	(475)
Switch, Inc., Class A	Morgan Stanley	(29,546)	(482,257)	(480,418)	(6,280)
Telos Corp.	Morgan Stanley	(1,547)	(56,215)	(58,662)	(2,570)
Tucows, Inc., Class A	Morgan Stanley	(1,918)	(104,013)	(148,645)	(44,863)
Unity Software, Inc.	Morgan Stanley	(3,219)	(301,936)	(322,898)	(26,702)
Upland Software, Inc.	Morgan Stanley	(4,150)	(168,136)	(195,839)	(29,664)
Verra Mobility Corp.	Morgan Stanley	(22,030)	(273,029)	(298,176)	(25,759)
Yext, Inc.	Morgan Stanley	(51,693)	(811,079)	(748,515)	60,738
Zuora, Inc., Class A	Morgan Stanley	(27,478)	(427,353)	(406,674)	19,624

		(579,515)	(22,812,288)	(21,402,282)	1,325,884

Technology Hardware & Equipment
ADTRAN, Inc.	Morgan Stanley	(9,620)	(108,430)	(160,462)	(57,587)
Arista Networks, Inc.	Morgan Stanley	(2,595)	(777,256)	(783,405)	(7,898)
Avnet, Inc.	Morgan Stanley	(3,117)	(119,531)	(129,387)	(10,626)
Celestica, Inc. (Canada)	Morgan Stanley	(13,468)	(99,989)	(112,727)	(13,080)
Ciena Corp.	Morgan Stanley	(15,562)	(841,240)	(851,553)	(12,207)
Coherent, Inc.	Morgan Stanley	(1,061)	(218,583)	(268,316)	(57,334)
CommScope Holding Co., Inc.	Morgan Stanley	(44,317)	(664,506)	(680,709)	(17,698)
Extreme Networks, Inc.	Morgan Stanley	(13,877)	(92,925)	(121,424)	(30,006)
Fabrinet (Cayman Islands)	Morgan Stanley	(3,711)	(265,727)	(335,437)	(70,928)
FLIR Systems, Inc.	Morgan Stanley	(1,178)	(64,063)	(66,522)	(3,027)
Infinera Corp.	Morgan Stanley	(31,536)	(175,123)	(303,692)	(131,582)
Inseego Corp.	Morgan Stanley	(13,111)	(130,413)	(131,110)	(987)
Insight Enterprises, Inc.	Morgan Stanley	(6,474)	(451,966)	(617,749)	(170,150)
Itron, Inc.	Morgan Stanley	(2,161)	(180,880)	(191,573)	(15,936)
Knowles Corp.	Morgan Stanley	(4,141)	(76,951)	(86,630)	(10,714)
Littelfuse, Inc.	Morgan Stanley	(498)	(95,115)	(131,691)	(41,672)
Motorola Solutions, Inc.	Morgan Stanley	(1,412)	(258,336)	(265,527)	(9,534)
National Instruments Corp.	Morgan Stanley	(5,765)	(242,778)	(248,962)	(9,519)
nLight, Inc.	Morgan Stanley	(10,119)	(162,511)	(327,856)	(166,600)
Novanta, Inc. (Canada)	Morgan Stanley	(400)	(51,682)	(52,756)	(1,219)
PAR Technology Corp.	Morgan Stanley	(364)	(24,025)	(23,809)	166
PC Connection, Inc.	Morgan Stanley	(226)	(10,450)	(10,484)	(54)
Plexus Corp.	Morgan Stanley	(1,825)	(155,725)	(167,608)	(12,230)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Technology Hardware & Equipment — (continued)
Pure Storage, Inc., Class A	Morgan Stanley	(58,451)	$(1,304,572)	$(1,259,035)	$42,431
Stratasys Ltd. (Israel)	Morgan Stanley	(6,164)	(153,484)	(159,648)	(7,050)
Super Micro Computer, Inc.	Morgan Stanley	(1,689)	(45,800)	(65,972)	(20,321)
ViaSat, Inc.	Morgan Stanley	(7,810)	(335,766)	(375,427)	(44,486)

		(260,652)	(7,107,827)	(7,929,471)	(879,848)

Telecommunication Services
BCE, Inc. (Canada)	Morgan Stanley	(5,951)	(261,708)	(268,628)	(11,339)
Cogent Communications Holdings, Inc.	Morgan Stanley	(6,917)	(441,463)	(475,613)	(41,687)
Shenandoah Telecommunications Co.	Morgan Stanley	(1,902)	(92,466)	(92,837)	(1,090)
United States Cellular Corp.	Morgan Stanley	(2,123)	(67,855)	(77,447)	(9,819)

		(16,893)	(863,492)	(914,525)	(63,935)

Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(12,544)	(257,784)	(367,037)	(110,605)
Hawaiian Holdings, Inc.	Morgan Stanley	(2,728)	(73,874)	(72,756)	288
Hub Group, Inc., Class A	Morgan Stanley	(809)	(53,511)	(54,430)	(1,035)
JB Hunt Transport Services, Inc.	Morgan Stanley	(2,414)	(389,312)	(405,721)	(17,283)
Kirby Corp.	Morgan Stanley	(6,130)	(325,154)	(369,516)	(46,098)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(4,803)	(214,499)	(230,976)	(17,234)
Landstar System, Inc.	Morgan Stanley	(599)	(98,887)	(98,871)	(203)
Matson, Inc.	Morgan Stanley	(2,150)	(82,911)	(143,405)	(67,747)
Ryder System, Inc.	Morgan Stanley	(1,686)	(91,422)	(127,546)	(48,563)
SEACOR Holdings, Inc.	Morgan Stanley	(2,738)	(114,043)	(111,574)	2,216
Spirit Airlines, Inc.	Morgan Stanley	(897)	(33,395)	(33,099)	110
United Airlines Holdings, Inc.	Morgan Stanley	(7,111)	(392,820)	(409,167)	(23,543)

		(44,609)	(2,127,612)	(2,424,098)	(329,697)

Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(762)	(11,936)	(12,070)	(509)
ALLETE, Inc.	Morgan Stanley	(7,355)	(519,298)	(494,182)	3,814
Ameren Corp.	Morgan Stanley	(7,587)	(608,059)	(617,278)	(19,528)
Atmos Energy Corp.	Morgan Stanley	(1,813)	(164,096)	(179,215)	(16,675)
Avangrid, Inc.	Morgan Stanley	(10,905)	(527,350)	(543,178)	(32,420)
Avista Corp.	Morgan Stanley	(4,471)	(173,972)	(213,490)	(42,949)
Black Hills Corp.	Morgan Stanley	(6,948)	(543,455)	(463,918)	58,607
California Water Service Group	Morgan Stanley	(1,412)	(67,169)	(79,552)	(13,387)
CenterPoint Energy, Inc.	Morgan Stanley	(10,458)	(211,796)	(236,874)	(26,125)
Clearway Energy, Inc., Class A	Morgan Stanley	(2,133)	(55,564)	(56,546)	(1,103)
CMS Energy Corp.	Morgan Stanley	(2,214)	(139,578)	(135,541)	1,950
Consolidated Edison, Inc.	Morgan Stanley	(14,944)	(1,025,097)	(1,117,811)	(97,041)
DTE Energy Co.	Morgan Stanley	(675)	(87,618)	(89,870)	(6,958)
Edison International	Morgan Stanley	(6,187)	(454,827)	(362,558)	68,291
Entergy Corp.	Morgan Stanley	(5,018)	(525,220)	(499,140)	17,122
Essential Utilities, Inc.	Morgan Stanley	(10,557)	(468,391)	(472,426)	(11,294)
Evergy, Inc.	Morgan Stanley	(6,631)	(390,685)	(394,743)	(5,682)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Utilities — (continued)
Eversource Energy	Morgan Stanley	(8,337)	$(683,759)	$(721,901)	$(41,360)
FirstEnergy Corp.	Morgan Stanley	(8,542)	(287,812)	(296,322)	(8,183)
New Jersey Resources Corp.	Morgan Stanley	(7,759)	(265,734)	(309,351)	(54,622)
Northwest Natural Holding Co.	Morgan Stanley	(3,164)	(151,373)	(170,698)	(20,172)
NorthWestern Corp.	Morgan Stanley	(4,462)	(291,038)	(290,922)	(5,192)
OGE Energy Corp.	Morgan Stanley	(1,507)	(45,214)	(48,767)	(3,671)
Ormat Technologies, Inc.	Morgan Stanley	(3,810)	(307,455)	(299,199)	7,109
Otter Tail Corp.	Morgan Stanley	(887)	(38,709)	(40,953)	(2,327)
PNM Resources, Inc.	Morgan Stanley	(18)	(882)	(883)	1
Portland General Electric Co.	Morgan Stanley	(6,096)	(275,608)	(289,377)	(18,644)
PPL Corp.	Morgan Stanley	(11,202)	(311,406)	(323,066)	(17,787)
Public Service Enterprise Group, Inc.	Morgan Stanley	(2,083)	(115,844)	(125,417)	(10,573)
Sempra Energy	Morgan Stanley	(6,969)	(904,581)	(923,950)	(43,670)
SJW Group.	Morgan Stanley	(1,449)	(88,301)	(91,273)	(5,052)
South Jersey Industries, Inc.	Morgan Stanley	(844)	(24,672)	(19,058)	5,464
Southwest Gas Holdings, Inc.	Morgan Stanley	(4,681)	(423,513)	(321,632)	85,242
WEC Energy Group, Inc.	Morgan Stanley	(6,380)	(536,745)	(597,104)	(65,412)

		(178,260)	(10,726,757)	(10,838,265)	(322,736)

Total Reference Entity — Short			(156,516,937)	(163,053,968)	(7,974,801)

Net Value of Reference Entity			$(30,340,190)	$8,368,114	$39,182,050

*	Includes $473,747 related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.5%
Automobiles & Components — 2.0%
Adient PLC (Ireland)*	2,242	$99,096
American Axle & Manufacturing Holdings, Inc.*	2,561	24,739
Aptiv PLC (Jersey)*	431	59,435
Cooper Tire & Rubber Co.	313	17,522
Ford Motor Co.(a)*	10,461	128,147
General Motors Co.(a)	1,147	65,907
Gentex Corp.	1,277	45,551
Gentherm, Inc.(a)*	773	57,287
Magna International, Inc. (Canada)	2,319	204,165
Standard Motor Products, Inc.	4	166
Tenneco, Inc., Class A(a)*	3,652	39,150
Visteon Corp.(a)*	444	54,146
Winnebago Industries, Inc.	254	19,484

		814,795

Capital Goods — 14.2%
3M Co.(a)	556	107,130
A.O. Smith Corp.	142	9,601
Acuity Brands, Inc.	186	30,690
Advanced Drainage Systems, Inc.	314	32,464
AECOM(a)*	1,885	120,847
AeroVironment, Inc.*	172	19,962
Alamo Group, Inc.	11	1,718
Altra Industrial Motion Corp.(a)	1,314	72,690
AMETEK, Inc.(a)	592	75,616
Apogee Enterprises, Inc.	68	2,780
Atkore, Inc.(a)*	1,532	110,151
Ballard Power Systems, Inc. (Canada)*	4,351	105,903
Boise Cascade Co.	177	10,590
Colfax Corp.(a)*	11,745	514,548
Columbus McKinnon Corp.(a)	719	37,934
Crane Co.	89	8,358
Cubic Corp.	209	15,585
Cummins, Inc.(a)	266	68,923
Deere & Co.	90	33,673
Donaldson Co., Inc.	108	6,281
Dover Corp.(a)	425	58,280
Eaton Corp. PLC (Ireland)	70	9,680
EMCOR Group, Inc.	239	26,806
Emerson Electric Co.(a)	800	72,176
Enerpac Tool Group Corp.	19	496
Fastenal Co.	140	7,039
Flowserve Corp.(a)	2,472	95,938

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortive Corp.(a)	1,451	$102,499
Fortune Brands Home & Security, Inc.(a)	2,344	224,602
Franklin Electric Co., Inc.	367	28,971
Generac Holdings, Inc.*	48	15,718
General Dynamics Corp.(a)	252	45,753
Gibraltar Industries, Inc.(a)*	1,292	118,231
GMS, Inc.(a)*	1,658	69,222
Granite Construction, Inc.	174	7,004
HEICO Corp.	84	10,567
Honeywell International, Inc.(a)	361	78,362
Howmet Aerospace, Inc.(a)*	21,220	681,799
Huntington Ingalls Industries, Inc.	141	29,025
Ingersoll Rand, Inc.*	170	8,366
ITT, Inc.	295	26,818
John Bean Technologies Corp.	3	400
Johnson Controls International PLC (Ireland)	470	28,045
Lockheed Martin Corp.(a)	245	90,528
Masco Corp.(a)	1,136	68,046
Masonite International Corp.
(Canada)*	84	9,680
MasTec, Inc.*	600	56,220
Middleby Corp. (The)(a)*	488	80,886
MSC Industrial Direct Co., Inc., Class A	133	11,995
Mueller Industries, Inc.	841	34,775
Nordson Corp.	120	23,842
Northrop Grumman Corp.	137	44,339
NOW, Inc.*	22	222
nVent Electric PLC (Ireland)	1,101	30,729
Owens Corning(a)	2,895	266,601
Parker-Hannifin Corp.	105	33,120
Pentair PLC (Ireland)	1,703	106,131
Primoris Services Corp.	106	3,512
Quanta Services, Inc.(a)	2,727	239,922
Regal Beloit Corp.(a)	403	57,500
Rexnord Corp.(a)	1,209	56,932
Sensata Technologies Holding PLC (United Kingdom)*	79	4,578
Simpson Manufacturing Co., Inc.(a)	1,808	187,544
SiteOne Landscape Supply, Inc.(a)*	713	121,738
Snap-on, Inc.(a)	594	137,060
SPX FLOW, Inc.(a)	899	56,934

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	138	$27,554
Toro Co. (The)	270	27,848
TPI Composites, Inc.(a)*	916	51,690
Trane Technologies PLC (Ireland)	1,045	173,010
TransDigm Group, Inc.(a)*	71	41,742
UFP Industries, Inc.(a)	1,521	115,353
United Rentals, Inc.(a)*	184	60,593
Valmont Industries, Inc.(a)	513	121,925
Wabash National Corp.(a)	4,241	79,731
Watsco, Inc.(a)	160	41,720
Watts Water Technologies, Inc., Class A(a)	500	59,405
Westinghouse Air Brake Technologies Corp.	345	27,310

		5,681,956

Commercial & Professional Services — 2.8%
ABM Industries, Inc.(a)	1,817	92,685
ASGN, Inc.*	9	859
Booz Allen Hamilton Holding Corp.	87	7,006
Brady Corp., Class A	3	160
Brink’s Co. (The)	154	12,201
CACI International, Inc., Class A*	48	11,840
CBIZ, Inc.*	60	1,960
Cimpress PLC (Ireland)*	1,161	116,251
Cintas Corp.	36	12,287
Clean Harbors, Inc.*	418	35,137
Copart, Inc.*	237	25,741
CoreLogic, Inc.	664	52,622
Covanta Holding Corp.(a)	11,102	153,874
Deluxe Corp.	10	420
FTI Consulting, Inc.*	60	8,407
Healthcare Services Group, Inc.	291	8,157
ICF International, Inc.	22	1,923
Jacobs Engineering Group, Inc.	216	27,922
ManpowerGroup, Inc.(a)	1,274	125,999
Nielsen Holdings PLC (United Kingdom)	1,789	44,993
Republic Services, Inc.(a)	552	54,841
Ritchie Bros Auctioneers, Inc. (Canada)	115	6,733
Robert Half International, Inc.	204	15,926
Rollins, Inc.(a)	1,136	39,101
Science Applications International Corp.	408	34,105

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Steelcase, Inc., Class A	33	$475
Tetra Tech, Inc.	189	25,651
Thomson Reuters Corp. (Canada)	813	71,194
TriNet Group, Inc.(a)*	978	76,245
UniFirst Corp.(a)	195	43,623
Waste Connections, Inc. (Canada)	64	6,911

		1,115,249

Consumer Durables & Apparel — 4.7%
Brunswick Corp.(a)	1,321	125,984
Capri Holdings Ltd. (British Virgin Islands)*	4,320	220,320
Deckers Outdoor Corp.*	77	25,442
DR Horton, Inc.(a)	667	59,443
Garmin Ltd. (Switzerland)	204	26,897
G-III Apparel Group Ltd.*	294	8,861
Gildan Activewear, Inc. (Canada)	42	1,288
Hanesbrands, Inc.(a)	2,083	40,973
Hasbro, Inc.	98	9,420
Helen of Troy Ltd. (Bermuda)*	31	6,530
Kontoor Brands, Inc.(a)	2,885	140,009
La-Z-Boy, Inc.(a)	902	38,317
Leggett & Platt, Inc.	290	13,238
Lovesac Co. (The)*	97	5,490
Mattel, Inc.(a)*	5,665	112,847
Mohawk Industries, Inc.(a)*	1,584	304,619
Newell Brands, Inc.	198	5,302
NIKE, Inc., Class B	154	20,465
PulteGroup, Inc.(a)	1,105	57,946
PVH Corp.	153	16,172
Skyline Champion Corp.*	11	498
Smith & Wesson Brands, Inc.(a)	4,487	78,298
Sonos, Inc.(a)*	2,801	104,953
Steven Madden Ltd.	326	12,147
Sturm Ruger & Co., Inc.(a)	1,881	124,278
Tapestry, Inc.	406	16,731
Tempur Sealy International, Inc.(a)	5,717	209,014
TopBuild Corp.*	150	31,414
Tupperware Brands Corp.*	1,027	27,123
Whirlpool Corp.	50	11,018
YETI Holdings, Inc.*	260	18,775

		1,873,812

Consumer Services — 4.6%
Adtalem Global Education, Inc.(a)*	1,392	55,040
Airbnb, Inc., Class A*	315	59,201

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Bloomin’ Brands, Inc.(a)*	11,471	$310,291
Boyd Gaming Corp.(a)*	923	54,420
Chipotle Mexican Grill, Inc.*	17	24,154
Chuy’s Holdings, Inc.*	11	488
Dine Brands Global, Inc.(a)	2,423	218,143
Graham Holdings Co., Class B	21	11,811
Grand Canyon Education, Inc.*	350	37,485
Hyatt Hotels Corp., Class A(a)*	2,283	188,804
Jack in the Box, Inc.	165	18,114
Laureate Education, Inc., Class A(a)*	7,150	97,168
McDonald’s Corp.(a)	264	59,173
Papa John’s International, Inc.(a)	777	68,873
Penn National Gaming, Inc.*	145	15,202
Perdoceo Education Corp.*	299	3,576
Red Rock Resorts, Inc., Class A(a)	9,043	294,711
Service Corp. International(a)	1,341	68,458
Strategic Education, Inc.	231	21,231
Wendy’s Co. (The)	1,068	21,638
Wingstop, Inc.	119	15,133
WW International, Inc.*	20	626
Wyndham Hotels & Resorts, Inc.(a)	1,707	119,114
Yum! Brands, Inc.(a)	761	82,325

		1,845,179

Diversified Financials — 0.5%
Berkshire Hathaway, Inc., Class B*	93	23,759
BlackRock, Inc.	47	35,436
Donnelley Financial Solutions, Inc.*	30	835
Intercontinental Exchange, Inc.	328	36,631
Morningstar, Inc.	62	13,952
Nasdaq, Inc.	240	35,390
S&P Global, Inc.	76	26,818
Sprott, Inc. (Canada)	17	646
T Rowe Price Group, Inc.	134	22,994

		196,461

Energy — 4.2%
Antero Midstream Corp.(a)	17,712	159,939
Antero Resources Corp.*	4,684	47,777
APA Corp.(a)	9,396	168,188
Cabot Oil & Gas Corp.	2,379	44,678
Cactus, Inc., Class A(a)	1,391	42,592
Callon Petroleum Co.*	152	5,860
Cenovus Energy, Inc. (Canada)	3,385	25,455
Centennial Resource Development, Inc., Class A*	1,779	7,472

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Cimarex Energy Co.	655	$38,901
CNX Resources Corp.*	549	8,070
Comstock Resources, Inc.*	2,028	11,235
Core Laboratories NV (Netherlands)	1,321	38,032
Devon Energy Corp.(a)	5,452	119,126
DHT Holdings, Inc. (Marshall Islands) .	1,344	7,970
Diamondback Energy, Inc.	197	14,478
Exxon Mobil Corp.	619	34,559
Green Plains, Inc.*	694	18,787
Halliburton Co.(a)	1,543	33,113
Magnolia Oil & Gas Corp., Class A*	728	8,357
Marathon Oil Corp.(a)	13,529	144,490
Marathon Petroleum Corp.(a)	895	47,874
New Fortress Energy, Inc.	614	28,189
NOV, Inc.	892	12,238
Oasis Petroleum, Inc.	22	1,307
Occidental Petroleum Corp.(a)	7,826	208,328
Oceaneering International, Inc.*	694	7,925
Pioneer Natural Resources Co.	212	33,670
Range Resources Corp.(a)*	17,425	180,000
SM Energy Co.	292	4,780
Targa Resources Corp.	377	11,970
Tellurian, Inc.*	3,195	7,476
Vermilion Energy, Inc. (Canada)	1,653	12,034
Whiting Petroleum Corp.*	441	15,633
Williams Cos., Inc. (The)(a)	2,921	69,198
World Fuel Services Corp.(a)	1,617	56,918

		1,676,619

Food & Staples Retailing — 1.6%
BJ’s Wholesale Club Holdings, Inc.*	340	15,252
Costco Wholesale Corp.(a)	134	47,232
Kroger Co. (The)(a)	2,032	73,132
PriceSmart, Inc.	19	1,838
SpartanNash Co.	38	746
Sprouts Farmers Market, Inc.(a)*	4,075	108,476
Sysco Corp.(a)	836	65,827
United Natural Foods, Inc.(a)*	5,160	169,970
Walgreens Boots Alliance, Inc.	418	22,948
Walmart, Inc.(a)	1,082	146,968
Weis Markets, Inc.	55	3,109

		655,498

Food, Beverage & Tobacco — 3.0%
Altria Group, Inc.(a)	924	47,272

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Archer-Daniels-Midland Co.	141	$8,037
B&G Foods, Inc.	333	10,343
Bunge Ltd. (Bermuda)	492	39,001
Campbell Soup Co.	130	6,535
Coca-Cola Co. (The)(a)	910	47,966
Coca-Cola Consolidated, Inc.	33	9,530
Conagra Brands, Inc.(a)	1,398	52,565
Constellation Brands, Inc., Class A(a)	486	110,808
Flowers Foods, Inc.	705	16,779
General Mills, Inc.(a)	1,115	68,372
Hain Celestial Group, Inc. (The)*	770	33,572
JM Smucker Co. (The)(a)	1,045	132,224
John B Sanfilippo & Son, Inc.	7	633
Kellogg Co.	337	21,332
Kraft Heinz Co. (The)(a)	1,991	79,640
Molson Coors Beverage Co., Class B	458	23,427
Mondelez International, Inc., Class A	498	29,148
Monster Beverage Corp.(a)*	1,428	130,077
National Beverage Corp.(a)	1,647	80,555
PepsiCo, Inc.	300	42,435
Philip Morris International, Inc.	461	40,909
SunOpta, Inc. (Canada)*	720	10,634
Tyson Foods, Inc., Class A(a)	711	52,827
Vector Group Ltd.(a)	8,177	114,069

		1,208,690

Health Care Equipment & Services — 5.7%
Abbott Laboratories(a)	334	40,027
ABIOMED, Inc.*	25	7,968
Acadia Healthcare Co., Inc.*	236	13,485
Align Technology, Inc.*	73	39,532
Allscripts Healthcare Solutions, Inc.*	826	12,402
AmerisourceBergen Corp.	40	4,723
AngioDynamics, Inc.*	5	117
Becton Dickinson and Co.(a)	218	53,007
BioLife Solutions, Inc.*	60	2,160
Cerner Corp.(a)	807	58,007
Chemed Corp.	21	9,656
Community Health Systems, Inc.*	100	1,352
CONMED Corp.(a)	979	127,848
CVS Health Corp.	40	3,009
Danaher Corp.(a)	313	70,450
DENTSPLY SIRONA, Inc.(a)	979	62,470
Envista Holdings Corp.*	609	24,847
Fulgent Genetics, Inc.*	656	63,383

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Healthcare, Inc.	106	$19,964
Hill-Rom Holdings, Inc.	74	8,176
Hologic, Inc.(a)*	2,136	158,876
ICU Medical, Inc.*	44	9,039
IDEXX Laboratories, Inc.(a)*	126	61,653
Inogen, Inc.*	2	105
Laboratory Corp. of America Holdings(a)*	305	77,784
LeMaitre Vascular, Inc.	30	1,463
Magellan Health, Inc.*	149	13,893
McKesson Corp.	157	30,621
MEDNAX, Inc.(a)*	3,061	77,964
Medtronic PLC (Ireland)	451	53,277
Meridian Bioscience, Inc.*	399	10,474
ModivCare , Inc.*	52	7,702
NextGen Healthcare, Inc.(a)*	2,390	43,259
Omnicell, Inc.(a)*	288	37,403
Option Care Health, Inc.*	126	2,235
Owens & Minor, Inc.	651	24,471
Patterson Cos., Inc.(a)	10,770	344,102
Quest Diagnostics, Inc.	135	17,326
Quidel Corp.*	311	39,786
Select Medical Holdings Corp.(a)*	3,631	123,817
Stryker Corp.	86	20,948
Teladoc Health, Inc.(a)*	1,172	213,011
Tenet Healthcare Corp.(a)*	1,176	61,152
Tivity Health, Inc.(a)*	2,886	64,416
UnitedHealth Group, Inc.	145	53,950
Varian Medical Systems, Inc.(a)*	407	71,848
Veeva Systems, Inc., Class A*	78	20,377
Vocera Communications, Inc.*	147	5,654
West Pharmaceutical Services, Inc.	104	29,305

		2,298,494

Household & Personal Products — 1.2%
BellRing Brands, Inc., Class A*	6	142
Clorox Co. (The)(a)	312	60,179
Colgate-Palmolive Co.(a)	1,111	87,580
Edgewell Personal Care Co.(a)	1,254	49,658
elf Beauty, Inc.(a)*	4,352	116,764
Estee Lauder Cos, Inc., (The) Class A(a)	168	48,863
Inter Parfums, Inc.	23	1,631
Procter & Gamble Co. (The)(a)	546	73,945
Spectrum Brands Holdings, Inc.	299	25,415

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
WD-40 Co.	17	$5,205

		469,382

Materials — 7.9%
Agnico Eagle Mines Ltd. (Canada)	142	8,209
Alamos Gold, Inc., Class A (Canada)	8,714	68,056
Allegheny Technologies, Inc.(a)*	9,599	202,155
Amcor PLC (Jersey)	560	6,541
Ashland Global Holdings, Inc.(a)	785	69,684
Avient Corp.(a)	6,894	325,879
Axalta Coating Systems Ltd. (Bermuda)*	2,378	70,341
Balchem Corp.	2	251
Barrick Gold Corp. (Canada)	1,829	36,214
Berry Global Group, Inc.*	247	15,166
Cabot Corp.	344	18,039
Carpenter Technology Corp.	251	10,329
CF Industries Holdings, Inc.(a)	2,907	131,920
Chemours Co. (The)(a)	7,031	196,235
Coeur Mining, Inc.*	343	3,097
Commercial Metals Co.(a)	6,493	200,244
Compass Minerals International, Inc.	155	9,722
Corteva, Inc.	397	18,508
Crown Holdings, Inc.	95	9,219
Dow, Inc.	314	20,077
Eastman Chemical Co.	81	8,920
Ferro Corp.*	625	10,538
First Majestic Silver Corp. (Canada)*	16,749	260,949
FMC Corp.	165	18,251
Franco-Nevada Corp. (Canada)	152	19,044
Freeport-McMoRan, Inc.	306	10,077
Hecla Mining Co.	5,383	30,629
IAMGOLD Corp. (Canada)*	9,640	28,727
Ingevity Corp.(a)*	1,327	100,228
International Paper Co.	310	16,762
Kaiser Aluminum Corp.	1	110
Kinross Gold Corp. (Canada)	8,459	56,422
Linde PLC (Ireland)	164	45,943
Louisiana-Pacific Corp.	40	2,218
Martin Marietta Materials, Inc.	45	15,112
NewMarket Corp.	2	760
Newmont Corp.(a)	1,174	70,757
Nutrien Ltd. (Canada)	402	21,664
O-I Glass, Inc.(a)*	7,655	112,835
Pan American Silver Corp. (Canada)	7,431	223,153

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
PPG Industries, Inc.	180	$27,047
PQ Group Holdings, Inc.	13	217
Pretium Resources, Inc. (Canada)*	7,642	79,248
Ranpak Holdings Corp.*	79	1,585
Reliance Steel & Aluminum Co.	162	24,671
Royal Gold, Inc.	117	12,592
RPM International, Inc.(a)	406	37,291
Sealed Air Corp.	528	24,193
Sensient Technologies Corp.(a)	1,108	86,424
Sherwin-Williams Co. (The)(a)	104	76,753
Sonoco Products Co.	364	23,041
Southern Copper Corp.(a)	680	46,152
SSR Mining, Inc. (Canada)	2,205	31,487
Summit Materials, Inc., Class A*	273	7,649
Trinseo SA (Luxembourg)	128	8,150
United States Steel Corp.	1,882	49,252
Worthington Industries, Inc.	294	19,724
Yamana Gold, Inc. (Canada)	33,624	145,928

		3,174,389

Media & Entertainment — 4.4%
Activision Blizzard, Inc.(a)	570	53,010
Alphabet, Inc., Class A(a)*	139	286,690
AMC Networks, Inc., Class A*	21	1,116
Cable One, Inc.	8	14,627
Cargurus, Inc.*	520	12,392
Charter Communications, Inc., Class A(a)*	92	56,766
DISH Network Corp., Class A*	1,067	38,625
Facebook, Inc., Class A(a)*	589	173,478
Fox Corp., Class A	1,066	38,493
Glu Mobile, Inc.*	156	1,947
Interpublic Group of Cos., Inc. (The)(a)	2,461	71,861
Lions Gate Entertainment Corp., Class B (Canada)*	740	9,546
Madison Square Garden Sports Corp.(a)*	225	40,379
Meredith Corp.*	284	8,458
MSG Networks, Inc., Class A*	23	346
Netflix, Inc.(a)*	320	166,931
News Corp., Class A(a)	22,158	563,478
Nexstar Media Group, Inc., Class A	215	30,192
TechTarget, Inc.*	158	10,973
TEGNA, Inc.	1,153	21,711

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Twitter, Inc.*	1,019	$64,839
Walt Disney Co. (The)*	278	51,297
Warner Music Group Corp. Class A	862	29,593

		1,746,748

Pharmaceuticals, Biotechnology & Life Sciences — 4.8%
AbbVie, Inc.	151	16,341
Agilent Technologies, Inc.	142	18,054
Alexion Pharmaceuticals, Inc.*	153	23,395
Avantor, Inc.*	470	13,597
Bausch Health Cos., Inc. (Canada)*	33	1,048
Bio-Rad Laboratories, Inc., Class A(a)*	170	97,099
Blueprint Medicines Corp.*	127	12,348
Charles River Laboratories International, Inc.(a)*	147	42,605
Denali Therapeutics, Inc.*	763	43,567
Emergent BioSolutions, Inc.*	232	21,555
Essa Pharma, Inc. (Canada)*	20	581
Gilead Sciences, Inc.	318	20,552
Halozyme Therapeutics, Inc.*	1,012	42,190
HEXO Corp. (Canada)*	5,036	32,633
Horizon Therapeutics PLC (Ireland)*	1,400	128,856
Illumina, Inc.*	88	33,797
ImmunoGen, Inc.*	1,490	12,069
Innoviva, Inc.*	256	3,059
Jazz Pharmaceuticals PLC (Ireland)*	355	58,351
Johnson & Johnson(a)	350	57,522
Luminex Corp.	612	19,523
MacroGenics, Inc.*	449	14,301
Medpace Holdings, Inc.*	69	11,319
Merck & Co., Inc.(a)	1,434	110,547
Mettler-Toledo International, Inc.*	5	5,778
Morphic Holding, Inc.*	4	253
Ocular Therapeutix, Inc.*	341	5,596
Pacira BioSciences, Inc.(a)*	1,930	135,274
PerkinElmer, Inc.(a)	830	106,481
Pfizer, Inc.(a)	3,698	133,979
Precigen, Inc.*	3	21
Prestige Consumer Healthcare, Inc.*	172	7,582
Prothena Corp. PLC (Ireland)*	99	2,487
Sage Therapeutics, Inc.*	869	65,045
Seagen, Inc.(a)*	598	83,038
TG Therapeutics, Inc.(a)*	3,651	175,978
Thermo Fisher Scientific, Inc.(a)	374	170,686

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Translate Bio, Inc.*	569	$9,383
United Therapeutics Corp.(a)*	359	60,050
Vanda Pharmaceuticals, Inc.*	48	721
Waters Corp.(a)*	259	73,600
Zoetis, Inc.(a)	395	62,205

		1,933,066

Retailing — 11.2%
Abercrombie & Fitch Co., Class A(a)	1,796	61,621
Advance Auto Parts, Inc.	105	19,266
Amazon.com, Inc.(a)*	49	151,610
American Eagle Outfitters, Inc.(a)	2,812	82,223
Asbury Automotive Group, Inc.*	181	35,566
AutoNation, Inc.(a)*	3,190	297,372
AutoZone, Inc.*	19	26,682
Bed Bath & Beyond, Inc.(a)	3,232	94,213
Best Buy Co., Inc.(a)	2,351	269,918
Buckle, Inc. (The)(a)	3,005	118,036
Citi Trends, Inc.	123	10,305
Dollar General Corp.	128	25,935
Dollar Tree, Inc.*	272	31,133
eBay, Inc.(a)	2,326	142,444
Etsy, Inc.(a)*	1,173	236,559
Expedia Group, Inc.	177	30,465
Floor & Decor Holdings, Inc., Class A*	17	1,623
Foot Locker, Inc.	200	11,250
Gap, Inc. (The)(a)	1,991	59,292
Genuine Parts Co.(a)	555	64,152
Group 1 Automotive, Inc.	140	22,091
Guess?, Inc.(a)	2,891	67,938
Home Depot, Inc. (The)	78	23,810
L Brands, Inc.(a)*	3,328	205,870
LKQ Corp.*	625	26,456
Lowe’s Cos., Inc.(a)	439	83,489
Lumber Liquidators Holdings, Inc.*	712	17,885
Macy’s, Inc.(a)	12,710	205,775
Murphy USA, Inc.(a)	1,056	152,655
National Vision Holdings, Inc.(a)*	1,007	44,137
ODP Corp. (The)(a)*	1,369	59,264
Ollie’s Bargain Outlet Holdings, Inc.*	539	46,893
O’Reilly Automotive, Inc.*	31	15,725
Overstock.com, Inc.*	196	12,987
Quotient Technology, Inc.*	226	3,693

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Qurate Retail, Inc., Series A(a)	7,601	$89,388
Shutterstock, Inc.(a)	627	55,828
Signet Jewelers Ltd. (Bermuda)*	13,179	764,118
Sleep Number Corp.(a)*	1,840	264,022
Sonic Automotive, Inc., Class A(a)	2,724	135,029
Stamps.com, Inc.(a)*	277	55,264
Urban Outfitters, Inc.*	620	23,058
Wayfair, Inc., Class A*	52	16,367
Williams-Sonoma, Inc.(a)	1,134	203,213
Zumiez, Inc.(a)*	2,613	112,098

		4,476,718

Semiconductors & Semiconductor Equipment — 3.8%
Alpha & Omega Semiconductor Ltd. (Bermuda)*	5	164
Amkor Technology, Inc.(a)	4,662	110,536
Applied Materials, Inc.	261	34,870
Axcelis Technologies, Inc.*	60	2,465
Broadcom, Inc.(a)	131	60,739
Cirrus Logic, Inc.*	210	17,806
Cohu, Inc.*	347	14,518
First Solar, Inc.*	355	30,992
Intel Corp.	922	59,008
KLA Corp.	70	23,128
Lattice Semiconductor Corp.*	512	23,050
MACOM Technology Solutions Holdings, Inc.(a)*	721	41,832
Marvell Technology Group Ltd. (Bermuda)	1,134	55,543
Maxim Integrated Products, Inc.	467	42,670
NXP Semiconductors NV (Netherlands)	550	110,737
ON Semiconductor Corp.*	261	10,860
Qorvo, Inc.*	177	32,338
QUALCOMM, Inc.(a)	782	103,685
Rambus, Inc.*	751	14,599
Skyworks Solutions, Inc.	126	23,118
SMART Global Holdings, Inc. (Cayman Islands)*	36	1,657
Synaptics, Inc.(a)*	4,281	579,733
Teradyne, Inc.	88	10,708
Texas Instruments, Inc.	193	36,475
Ultra Clean Holdings, Inc.(a)*	1,432	83,113
Veeco Instruments, Inc.*	100	2,074

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xilinx, Inc.	126	$15,611

		1,542,029

Software & Services — 10.7%
Accenture PLC, Class A (Ireland)	102	28,178
ACI Worldwide, Inc.*	177	6,735
Adobe, Inc.*	433	205,835
Alarm.com Holdings, Inc.*	338	29,196
Alliance Data Systems Corp.(a)	458	51,337
Amdocs Ltd. (Guernsey)	49	3,437
Aspen Technology, Inc.*	49	7,072
Autodesk, Inc.*	55	15,243
Automatic Data Processing, Inc.	78	14,701
Blackbaud, Inc.(a)*	901	64,043
Blackline, Inc.*	318	34,471
Box, Inc., Class A*	357	8,197
Brightcove, Inc.*	125	2,515
Broadridge Financial Solutions, Inc.(a)	479	73,335
Cadence Design Systems, Inc.(a)*	481	65,892
Cardtronics PLC, Class A (United Kingdom)*	965	37,442
CDK Global, Inc.(a)	961	51,952
Cerence, Inc.*	378	33,861
CGI, Inc. (Canada)*	221	18,392
Crowdstrike Holdings, Inc., Class A*	226	41,247
CSG Systems International, Inc.	123	5,521
Descartes Systems Group, Inc. (The) (Canada)*	30	1,827
Digital Turbine, Inc.*	677	54,404
Dynatrace, Inc.*	767	37,000
Fiserv, Inc.*	314	37,379
FleetCor Technologies, Inc.*	10	2,686
Fortinet, Inc.*	177	32,642
Gartner, Inc.(a)*	281	51,297
Globant SA (Luxembourg)*	18	3,737
GoDaddy, Inc., Class A(a)*	592	45,951
InterDigital, Inc.	276	17,512
International Business Machines Corp.	262	34,914
Jack Henry & Associates, Inc.	83	12,593
Mastercard, Inc., Class A	33	11,750
McAfee Corp., Class A	41	932
Microsoft Corp.(a)	540	127,316
Model N, Inc.*	251	8,843
NIC, Inc.(a)	2,764	93,783

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NortonLifeLock, Inc.(a)	4,402	$93,587
Open Text Corp. (Canada)	1,170	55,821
Oracle Corp.(a)	3,078	215,983
Paychex, Inc.(a)	275	26,956
Paylocity Holding Corp.*	97	17,444
PayPal Holdings, Inc.(a) *	1,121	272,224
Perficient, Inc.*	11	646
Progress Software Corp.(a)	1,700	74,902
PTC, Inc.(a)*	3,805	523,758
Sailpoint Technologies Holdings, Inc.(a)*	6,861	347,441
salesforce.com, Inc.*	194	41,103
ServiceNow, Inc.(a)*	287	143,532
Shopify, Inc., Class A (Canada)*	98	108,437
SPS Commerce, Inc.(a)*	1,050	104,276
SVMK, Inc.(a)*	2,854	52,285
Sykes Enterprises, Inc.*	4	176
Synopsys, Inc.(a)*	302	74,830
Teradata Corp.(a)*	3,706	142,829
Trade Desk, Inc. (The), Class A(a)*	315	205,273
Tyler Technologies, Inc.*	28	11,887
Verint Systems, Inc.*	984	44,762
VeriSign, Inc.(a)*	261	51,876
Visa, Inc., Class A	235	49,757
Western Union Co. (The)(a)	2,122	52,329
Workiva, Inc.*	165	14,563
Xperi Holding Corp.	475	10,341
Zoom Video Communications, Inc., Class A(a)*	579	186,027

		4,296,213

Technology Hardware & Equipment — 4.2%
Apple, Inc.(a)	1,500	183,225
Arrow Electronics, Inc.(a)*	2,811	311,515
Badger Meter, Inc.(a)	986	91,767
Calix, Inc.*	178	6,169
CDW Corp.	100	16,575
Cisco Systems, Inc.(a)	1,058	54,709
Cognex Corp.	185	15,353
CTS Corp.	16	497
Dell Technologies, Inc., Class C(a)*	885	78,013
Diebold Nixdorf, Inc.(a)*	4,143	58,541
EchoStar Corp., Class A*	514	12,336
HP, Inc.(a)	3,748	118,999
II-VI, Inc.*	547	37,398

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Jabil, Inc.	213	$11,110
Juniper Networks, Inc.	845	21,404
Lumentum Holdings, Inc.*	106	9,683
Methode Electronics, Inc.	64	2,687
NCR Corp.*	69	2,619
NetApp, Inc.	489	35,536
NETGEAR, Inc.*	600	24,660
NetScout Systems, Inc.*	2	56
Plantronics, Inc.*	143	5,564
Sanmina Corp.(a)*	2,650	109,657
Seagate Technology PLC (Ireland)	373	28,628
SYNNEX Corp.(a)	1,237	142,057
TE Connectivity Ltd. (Switzerland)	217	28,017
TTM Technologies, Inc.(a)*	2,537	36,786
Ubiquiti, Inc.(a)	380	113,354
Viavi Solutions, Inc.*	61	958
Vontier Corp.(a)*	2,358	71,377
Western Digital Corp.	304	20,292
Zebra Technologies Corp., Class A*	29	14,070

		1,663,612

Telecommunication Services — 0.7%
AT&T, Inc.(a)	1,865	56,454
Iridium Communications, Inc.(a)*	2,522	104,032
Lumen Technologies, Inc.	1,311	17,502
T-Mobile US, Inc.*	272	34,079
Verizon Communications, Inc.(a)	909	52,858

		264,925

Transportation — 2.1%
Alaska Air Group, Inc.*	130	8,997
Atlas Air Worldwide Holdings, Inc.*	425	25,687
CSX Corp.	312	30,083
Echo Global Logistics, Inc.(a)*	1,640	51,512
Expeditors International of Washington, Inc.	192	20,676
FedEx Corp.(a)	731	207,633
Hub Group, Inc., Class A*	497	33,438
Kansas City Southern(a)	98	25,864
Norfolk Southern Corp.(a)	231	62,028
Old Dominion Freight Line, Inc.	64	15,386
Ryder System, Inc.(a)	548	41,456
Saia, Inc.*	28	6,456
Schneider National, Inc., Class B(a)	4,203	104,949
SkyWest, Inc.(a)	1,268	69,081
Southwest Airlines Co.	858	52,389

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.	160	$35,266
United Parcel Service, Inc., Class B(a)	253	43,007
Werner Enterprises, Inc.	318	15,000

		848,908

Utilities — 1.2%
AES Corp. (The)	1,881	50,430
Dominion Energy, Inc.(a)	1,624	123,359
Duke Energy Corp.	389	37,550
Exelon Corp.(a)	1,463	63,992
IDACorp., Inc.	153	15,295
MDU Resources Group, Inc.	384	12,138
National Fuel Gas Co.	297	14,847
NextEra Energy, Inc.	95	7,183
NiSource, Inc.(a)	2,084	50,245
NRG Energy, Inc.	1,876	70,781
South Jersey Industries, Inc.	658	14,858
Southern Co. (The)	475	29,526

		490,204

TOTAL COMMON STOCKS (Cost $24,292,810)		38,272,947

	Par Value	Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$715	$730

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		730

TOTAL INVESTMENTS—95.5%		38,273,677

(Cost $24,293,525)

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%		1,807,575

NET ASSETS - 100.0%		$40,081,252

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Over-the-counter total return swaps outstanding as of March 31, 2021

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 29, 2025 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (70.7)% of net assets as of March 31, 2021.

The following table represents the individual long and help short positions and related values of total return swaps as of March 31, 2021:

Total Return Swaps

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	1	$36	$44	$8
Aptiv PLC (Jersey)	Morgan Stanley	223	32,703	30,752	(1,951)
Cooper Tire & Rubber Co.	Morgan Stanley	504	17,988	28,214	10,329
Ford Motor Co.	Morgan Stanley	7,326	78,656	89,743	11,088
General Motors Co.	Morgan Stanley	821	37,552	47,175	9,622
Gentex Corp.	Morgan Stanley	915	32,097	32,638	541
Gentherm, Inc.	Morgan Stanley	5	319	370	51
Magna International, Inc. (Canada)	Morgan Stanley	15	1,266	1,321	57
Standard Motor Products, Inc.	Morgan Stanley	1	43	42	(1)
Tenneco, Inc., Class A	Morgan Stanley	48	507	514	7
Visteon Corp.	Morgan Stanley	6	690	732	41
Winnebago Industries, Inc.	Morgan Stanley	71	5,307	5,446	139

		9,936	207,164	236,991	29,931

Capital Goods
3M Co.	Morgan Stanley	122	20,240	23,507	3,479
A.O. Smith Corp.	Morgan Stanley	894	49,762	60,443	11,024
Advanced Drainage Systems, Inc.	Morgan Stanley	88	8,789	9,098	309
AeroVironment, Inc.	Morgan Stanley	93	10,701	10,794	92
Alamo Group, Inc.	Morgan Stanley	1	159	156	(3)
Albany International Corp., Class A	Morgan Stanley	141	7,318	11,769	4,534
Altra Industrial Motion Corp.	Morgan Stanley	6	331	332	1
AMETEK, Inc.	Morgan Stanley	106	12,427	13,539	1,131
Apogee Enterprises, Inc.	Morgan Stanley	295	6,414	12,060	5,758
Atkore, Inc.	Morgan Stanley	70	1,599	5,033	3,434
Boise Cascade Co.	Morgan Stanley	1	48	60	11
Cubic Corp.	Morgan Stanley	546	35,135	40,715	5,724
Cummins, Inc.	Morgan Stanley	45	10,250	11,660	1,494
Deere & Co.	Morgan Stanley	39	12,523	14,591	2,101
Donaldson Co, Inc.	Morgan Stanley	431	23,915	25,067	1,247
Eaton Corp. PLC (Ireland)	Morgan Stanley	13	1,749	1,798	47
EMCOR Group, Inc.	Morgan Stanley	231	23,273	25,909	2,636
Emerson Electric Co.	Morgan Stanley	37	3,285	3,338	53
Enerpac Tool Group Corp.	Morgan Stanley	6	155	157	1
Fastenal Co.	Morgan Stanley	42	1,948	2,112	274
Fortive Corp.	Morgan Stanley	583	38,258	41,183	3,075

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Generac Holdings, Inc.	Morgan Stanley	15	$4,499	$4,912	$413
General Dynamics Corp.	Morgan Stanley	83	12,426	15,069	2,642
Gibraltar Industries, Inc.	Morgan Stanley	2	123	183	60
Granite Construction, Inc.	Morgan Stanley	138	5,269	5,554	302
HEICO Corp.	Morgan Stanley	21	2,594	2,642	48
Howmet Aerospace, Inc.	Morgan Stanley	244	4,097	7,840	3,742
Huntington Ingalls Industries, Inc.	Morgan Stanley	75	13,250	15,439	2,490
Ingersoll Rand, Inc.	Morgan Stanley	335	16,545	16,485	(44)
John Bean Technologies Corp.	Morgan Stanley	1	132	133	1
Johnson Controls International PLC (Ireland)	Morgan Stanley	180	9,101	10,741	1,721
Lockheed Martin Corp.	Morgan Stanley	19	6,622	7,021	399
Masco Corp.	Morgan Stanley	23	1,322	1,378	56
Masonite International Corp. (Canada)	Morgan Stanley	55	6,285	6,338	53
MasTec, Inc.	Morgan Stanley	324	30,058	30,359	300
Middleby Corp. (The)	Morgan Stanley	193	31,490	31,990	448
MRC Global, Inc.	Morgan Stanley	1,831	10,418	16,534	6,115
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	90	7,361	8,117	844
Nordson Corp.	Morgan Stanley	24	4,634	4,768	139
Northrop Grumman Corp.	Morgan Stanley	83	24,655	26,862	2,297
NOW, Inc.	Morgan Stanley	8,869	64,478	89,488	25,010
Parker-Hannifin Corp.	Morgan Stanley	72	19,434	22,711	3,286
Pentair PLC (Ireland)	Morgan Stanley	24	1,209	1,496	291
Primoris Services Corp.	Morgan Stanley	33	1,078	1,093	16
Quanta Services, Inc.	Morgan Stanley	16	1,355	1,408	52
Regal Beloit Corp.	Morgan Stanley	1	116	143	27
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	19	1,106	1,101	(5)
Snap-on, Inc.	Morgan Stanley	112	18,758	25,843	7,241
SPX FLOW, Inc.	Morgan Stanley	1	42	63	21
Standex International Corp.	Morgan Stanley	1	98	96	(3)
Stanley Black & Decker, Inc.	Morgan Stanley	79	13,575	15,774	2,260
Toro Co. (The)	Morgan Stanley	81	7,260	8,354	1,114
Trane Technologies PLC (Ireland)	Morgan Stanley	15	2,239	2,483	253
TransDigm Group, Inc.	Morgan Stanley	1	475	588	113
Tutor Perini Corp.	Morgan Stanley	560	6,899	10,612	3,713
United Rentals, Inc.	Morgan Stanley	2	645	659	14
Watsco, Inc.	Morgan Stanley	47	10,750	12,255	1,787

		17,459	608,677	719,853	113,638

Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	171	6,397	8,723	2,387
ASGN, Inc.	Morgan Stanley	2	188	191	2
Booz Allen Hamilton Holding Corp.	Morgan Stanley	656	55,701	52,828	(2,711)
Brady Corp., Class A	Morgan Stanley	1	54	53	(1)
Brink’s Co. (The)	Morgan Stanley	31	2,450	2,456	6
CACI International, Inc., Class A	Morgan Stanley	65	15,521	16,033	508

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
CBIZ, Inc.	Morgan Stanley	11	$358	$359	$1
Cintas Corp.	Morgan Stanley	8	2,677	2,731	53
Copart, Inc.	Morgan Stanley	251	27,212	27,261	49
CoreLogic, Inc.	Morgan Stanley	593	47,894	46,995	(899)
Deluxe Corp.	Morgan Stanley	1,216	34,532	51,023	17,221
FTI Consulting, Inc.	Morgan Stanley	100	11,654	14,011	2,415
Healthcare Services Group, Inc.	Morgan Stanley	3,577	75,271	100,263	26,421
ICF International, Inc.	Morgan Stanley	16	1,416	1,398	(16)
Jacobs Engineering Group, Inc.	Morgan Stanley	147	16,694	19,003	2,333
Nielsen Holdings PLC (United Kingdom).	Morgan Stanley	23	579	578	—
Republic Services, Inc.	Morgan Stanley	29	2,662	2,881	231
Ritchie Bros Auctioneers, Inc. (Canada) .	Morgan Stanley	63	3,668	3,689	10
Robert Half International, Inc.	Morgan Stanley	72	5,457	5,621	169
Rollins, Inc.	Morgan Stanley	585	20,230	20,136	(178)
Science Applications International Corp.	Morgan Stanley	5	402	418	15
SP Plus Corp.	Morgan Stanley	1,266	26,067	41,512	15,445
Steelcase, Inc., Class A	Morgan Stanley	3,779	39,483	54,380	15,663
Tetra Tech, Inc.	Morgan Stanley	4	474	543	80
Thomson Reuters Corp. (Canada)	Morgan Stanley	447	37,250	39,144	2,031
UniFirst Corp.	Morgan Stanley	8	1,795	1,790	(5)
Waste Connections, Inc. (Canada)	Morgan Stanley	16	1,570	1,728	302

		13,142	437,656	515,748	81,532

Consumer Durables & Apparel
Carter’s, Inc.	Morgan Stanley	119	9,319	10,583	1,889
Deckers Outdoor Corp.	Morgan Stanley	92	29,624	30,399	774
DR Horton, Inc.	Morgan Stanley	2	167	178	11
Garmin Ltd. (Switzerland)	Morgan Stanley	55	5,622	7,252	1,682
G-III Apparel Group Ltd.	Morgan Stanley	1,224	14,383	36,891	22,508
Gildan Activewear, Inc. (Canada)	Morgan Stanley	24	731	736	(4)
Hanesbrands, Inc.	Morgan Stanley	1	15	20	4
Hasbro, Inc.	Morgan Stanley	40	3,748	3,845	96
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	9	1,901	1,896	(5)
Kontoor Brands, Inc.	Morgan Stanley	8	191	388	203
La-Z-Boy, Inc.	Morgan Stanley	23	710	977	274
Leggett & Platt, Inc.	Morgan Stanley	18	805	822	17
Lovesac Co. (The)	Morgan Stanley	26	1,418	1,472	53
Mattel, Inc.	Morgan Stanley	14	252	279	27
Newell Brands, Inc.	Morgan Stanley	63	1,586	1,687	101
NIKE, Inc., Class B	Morgan Stanley	41	5,052	5,448	540
PVH Corp.	Morgan Stanley	7	684	740	56
Skyline Champion Corp.	Morgan Stanley	3	132	136	4
Smith & Wesson Brands, Inc.	Morgan Stanley	959	15,490	16,734	1,334
Sonos, Inc.	Morgan Stanley	228	8,712	8,543	(169)
Steven Madden Ltd.	Morgan Stanley	4,888	103,339	182,127	79,521
Sturm Ruger & Co., Inc.	Morgan Stanley	162	10,472	10,703	434

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Tapestry, Inc.	Morgan Stanley	120	$4,981	$4,945	$(41)
Universal Electronics, Inc.	Morgan Stanley	240	9,670	13,193	3,523
Whirlpool Corp.	Morgan Stanley	15	2,911	3,305	406
YETI Holdings, Inc.	Morgan Stanley	76	5,148	5,488	345

		8,457	237,063	348,787	113,583

Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	1,240	40,835	49,030	8,195
Airbnb, Inc., Class A	Morgan Stanley	25	4,715	4,698	(17)
Boyd Gaming Corp.	Morgan Stanley	1	33	59	26
Chipotle Mexican Grill, Inc.	Morgan Stanley	3	4,269	4,262	(7)
Chuy’s Holdings, Inc.	Morgan Stanley	6	257	266	9
Graham Holdings Co., Class B	Morgan Stanley	12	7,078	6,749	(329)
Grand Canyon Education, Inc.	Morgan Stanley	288	29,734	30,845	1,110
Jack in the Box, Inc.	Morgan Stanley	668	60,791	73,333	12,923
Laureate Education, Inc., Class A	Morgan Stanley	83	1,088	1,128	40
McDonald’s Corp.	Morgan Stanley	153	32,078	34,293	2,344
Papa John’s International, Inc.	Morgan Stanley	220	17,854	19,501	1,747
Penn National Gaming, Inc.	Morgan Stanley	52	5,522	5,452	(70)
Perdoceo Education Corp.	Morgan Stanley	5,644	82,778	67,502	(15,276)
Red Rock Resorts, Inc., Class A	Morgan Stanley	9	296	293	(3)
Strategic Education, Inc.	Morgan Stanley	387	38,624	35,569	(2,472)
Wendy’s Co. (The)	Morgan Stanley	529	10,826	10,718	(81)
Wingstop, Inc.	Morgan Stanley	39	4,998	4,960	238
WW International, Inc.	Morgan Stanley	6	182	188	5
Yum! Brands, Inc.	Morgan Stanley	145	14,007	15,686	1,773

		9,510	355,965	364,532	10,155

Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	559	122,856	142,808	20,166
BlackRock, Inc.	Morgan Stanley	32	22,450	24,127	1,796
Donnelley Financial Solutions, Inc.	Morgan Stanley	22	595	612	17
Intercontinental Exchange, Inc.	Morgan Stanley	84	9,404	9,381	(6)
Morningstar, Inc.	Morgan Stanley	26	5,938	5,851	(87)
Nasdaq, Inc.	Morgan Stanley	62	7,985	9,142	1,202
S&P Global, Inc.	Morgan Stanley	89	28,798	31,405	2,668
Sprott, Inc. (Canada)	Morgan Stanley	2	75	76	1
T Rowe Price Group, Inc.	Morgan Stanley	36	6,113	6,178	70

		912	204,214	229,580	25,827

Energy
Antero Midstream Corp.	Morgan Stanley	55	443	497	62
Antero Resources Corp.	Morgan Stanley	6,137	57,957	62,597	4,597
APA Corp.	Morgan Stanley	224	4,130	4,010	(120)
Cabot Oil & Gas Corp.	Morgan Stanley	1,585	29,933	29,766	(205)
Cactus, Inc., Class A	Morgan Stanley	27	491	827	341
Callon Petroleum Co.	Morgan Stanley	44	1,624	1,696	72

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Centennial Resource Development, Inc., Class A	Morgan Stanley	354	$1,498	$1,487	$(11)
Cimarex Energy Co.	Morgan Stanley	171	10,055	10,156	100
CNX Resources Corp.	Morgan Stanley	183	2,383	2,690	307
Comstock Resources, Inc.	Morgan Stanley	1,002	5,897	5,551	(346)
Core Laboratories NV (Netherlands)	Morgan Stanley	21	290	605	315
Devon Energy Corp.	Morgan Stanley	3,796	82,808	82,943	1,037
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	15,001	78,214	88,956	14,266
Diamondback Energy, Inc.	Morgan Stanley	30	2,171	2,205	33
DMC Global, Inc.	Morgan Stanley	958	34,756	51,981	17,225
Exxon Mobil Corp.	Morgan Stanley	182	10,173	10,161	(12)
Green Plains, Inc.	Morgan Stanley	546	14,158	14,780	622
Halliburton Co.	Morgan Stanley	57	643	1,223	585
Kosmos Energy Ltd.	Morgan Stanley	26,326	38,173	80,821	42,648
Magnolia Oil & Gas Corp., Class A	Morgan Stanley	203	2,285	2,330	45
Marathon Oil Corp.	Morgan Stanley	6,537	75,732	69,815	(6,023)
Marathon Petroleum Corp.	Morgan Stanley	601	27,508	32,147	4,881
New Fortress Energy, Inc.	Morgan Stanley	231	11,453	10,605	(833)
NOV, Inc.	Morgan Stanley	219	2,735	3,005	295
Oasis Petroleum, Inc.	Morgan Stanley	5	301	297	(4)
Occidental Petroleum Corp.	Morgan Stanley	1,724	45,096	45,893	799
Oceaneering International, Inc.	Morgan Stanley	277	3,522	3,163	(359)
Pioneer Natural Resources Co.	Morgan Stanley	216	34,342	34,305	(29)
Range Resources Corp.	Morgan Stanley	692	6,956	7,148	186
SM Energy Co.	Morgan Stanley	2,919	17,186	47,784	30,598
Targa Resources Corp.	Morgan Stanley	104	3,302	3,302	—
Tellurian, Inc.	Morgan Stanley	1,249	3,550	2,923	(886)
Vermilion Energy, Inc. (Canada)	Morgan Stanley	544	4,287	3,960	(327)
Whiting Petroleum Corp.	Morgan Stanley	130	4,384	4,609	224
Williams Cos., Inc. (The)	Morgan Stanley	979	22,772	23,193	461
World Fuel Services Corp.	Morgan Stanley	1,367	37,852	48,118	10,595

		74,696	679,060	795,549	121,139

Food & Staples Retailing
BJ’s Wholesale Club Holdings, Inc.	Morgan Stanley	307	12,216	13,772	1,555
Costco Wholesale Corp.	Morgan Stanley	31	10,459	10,927	545
Kroger Co. (The)	Morgan Stanley	958	30,209	34,478	4,414
PriceSmart, Inc.	Morgan Stanley	8	759	774	14
SpartanNash Co.	Morgan Stanley	891	17,832	17,490	149
Sprouts Farmers Market, Inc.	Morgan Stanley	145	2,956	3,860	904
Sysco Corp.	Morgan Stanley	258	16,435	20,315	4,095
United Natural Foods, Inc.	Morgan Stanley	476	17,038	15,680	(1,359)
Walgreens Boots Alliance, Inc.	Morgan Stanley	362	14,536	19,874	5,508
Walmart, Inc.	Morgan Stanley	116	15,498	15,756	314
Weis Markets, Inc.	Morgan Stanley	373	18,564	21,082	2,739

		3,925	156,502	174,008	18,878

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	455	$19,307	$23,278	$4,339
Archer-Daniels-Midland Co.	Morgan Stanley	12	678	684	6
B&G Foods, Inc.	Morgan Stanley	410	11,011	12,735	2,865
Bunge Ltd. (Bermuda)	Morgan Stanley	188	14,248	14,903	713
Campbell Soup Co.	Morgan Stanley	145	6,646	7,289	1,610
Coca-Cola Co. (The)	Morgan Stanley	440	21,521	23,192	2,015
Coca-Cola Consolidated, Inc.	Morgan Stanley	155	42,730	44,761	2,143
Conagra Brands, Inc.	Morgan Stanley	472	16,393	17,747	1,533
Constellation Brands, Inc., Class A	Morgan Stanley	10	2,159	2,280	124
Flowers Foods, Inc.	Morgan Stanley	864	20,183	20,563	659
General Mills, Inc.	Morgan Stanley	423	24,531	25,938	1,724
Hain Celestial Group, Inc. (The)	Morgan Stanley	509	21,852	22,192	340
JM Smucker Co. (The)	Morgan Stanley	101	11,392	12,779	1,476
John B. Sanfilippo & Son, Inc.	Morgan Stanley	241	19,402	21,779	2,977
Kellogg Co.	Morgan Stanley	676	40,467	42,791	2,788
Kraft Heinz Co. (The)	Morgan Stanley	617	19,018	24,680	6,072
Molson Coors Beverage Co., Class B	Morgan Stanley	125	5,128	6,394	1,265
Mondelez International, Inc., Class A	Morgan Stanley	583	32,155	34,123	2,173
Monster Beverage Corp.	Morgan Stanley	557	48,203	50,737	2,683
National Beverage Corp.	Morgan Stanley	2	79	98	19
PepsiCo, Inc.	Morgan Stanley	64	8,572	9,053	530
Philip Morris International, Inc.	Morgan Stanley	177	14,896	15,707	999
SunOpta, Inc. (Canada)	Morgan Stanley	192	2,811	2,836	25
TreeHouse Foods, Inc.	Morgan Stanley	1,296	55,482	67,703	12,390
Tyson Foods, Inc., Class A	Morgan Stanley	196	11,454	14,563	3,317

		8,910	470,318	518,805	54,785

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	656	77,267	78,615	1,348
ABIOMED, Inc.	Morgan Stanley	19	5,591	6,056	465
Acadia Healthcare Co., Inc.	Morgan Stanley	246	13,844	14,056	212
Align Technology, Inc.	Morgan Stanley	95	50,730	51,445	(324)
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	4,074	38,098	61,171	23,063
AmerisourceBergen Corp.	Morgan Stanley	241	24,082	28,455	4,472
AngioDynamics, Inc.	Morgan Stanley	2	47	47	—
Becton Dickinson and Co.	Morgan Stanley	301	75,608	73,188	(2,188)
BioLife Solutions, Inc.	Morgan Stanley	23	870	828	(42)
Cerner Corp.	Morgan Stanley	68	4,807	4,888	67
Chemed Corp.	Morgan Stanley	22	9,843	10,116	275
Community Health Systems, Inc.	Morgan Stanley	569	4,455	7,693	3,237
CVS Health Corp.	Morgan Stanley	305	20,607	22,945	4,152
Danaher Corp.	Morgan Stanley	182	38,585	40,965	2,475
Envista Holdings Corp.	Morgan Stanley	163	6,586	6,650	64
Fulgent Genetics, Inc.	Morgan Stanley	146	14,930	14,107	(823)
HCA Healthcare, Inc.	Morgan Stanley	34	6,020	6,404	392
Hill-Rom Holdings, Inc.	Morgan Stanley	153	15,771	16,903	1,172
Hologic, Inc.	Morgan Stanley	168	12,976	12,496	(562)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
ICU Medical, Inc.	Morgan Stanley	50	$10,228	$10,272	$44
IDEXX Laboratories, Inc.	Morgan Stanley	34	15,189	16,637	1,445
Inogen, Inc.	Morgan Stanley	1	50	52	3
Laboratory Corp. of America Holdings	Morgan Stanley	257	57,422	65,543	8,188
LeMaitre Vascular, Inc.	Morgan Stanley	13	624	634	11
McKesson Corp.	Morgan Stanley	147	25,525	28,671	3,221
MEDNAX, Inc.	Morgan Stanley	140	2,193	3,566	1,372
Medtronic PLC (Ireland)	Morgan Stanley	42	4,879	4,961	102
Meridian Bioscience, Inc.	Morgan Stanley	323	6,272	8,479	2,225
ModivCare, Inc.	Morgan Stanley	76	7,250	11,257	4,023
Natus Medical, Inc.	Morgan Stanley	2,110	38,318	54,037	15,719
NextGen Healthcare, Inc.	Morgan Stanley	1	12	18	6
Omnicell, Inc.	Morgan Stanley	268	34,373	34,805	440
Option Care Health, Inc.	Morgan Stanley	28	496	497	1
Owens & Minor, Inc.	Morgan Stanley	445	11,930	16,728	5,348
Quest Diagnostics, Inc.	Morgan Stanley	453	54,781	58,138	3,633
Quidel Corp.	Morgan Stanley	123	19,014	15,735	(3,279)
Stryker Corp.	Morgan Stanley	25	5,824	6,089	280
Tivity Health, Inc.	Morgan Stanley	6	137	134	(3)
UnitedHealth Group, Inc.	Morgan Stanley	68	23,126	25,301	2,231
Varian Medical Systems, Inc.	Morgan Stanley	129	22,234	22,772	551
Veeva Systems, Inc., Class A	Morgan Stanley	25	6,325	6,531	198
Vocera Communications, Inc.	Morgan Stanley	45	1,757	1,731	(27)
West Pharmaceutical Services, Inc.	Morgan Stanley	27	7,575	7,608	(99)

		12,303	776,251	857,224	83,088

Household & Personal Products
BellRing Brands, Inc., Class A	Morgan Stanley	2	48	47	(1)
Clorox Co. (The)	Morgan Stanley	199	39,747	38,383	(1,160)
Colgate-Palmolive Co.	Morgan Stanley	96	7,372	7,568	195
Estee Lauder Cos, Inc. (The), Class A	Morgan Stanley	192	50,672	55,843	5,310
Inter Parfums, Inc.	Morgan Stanley	7	505	497	(8)
Procter & Gamble Co. (The)	Morgan Stanley	103	13,248	13,949	701
Spectrum Brands Holdings, Inc.	Morgan Stanley	102	8,386	8,670	298
WD-40 Co.	Morgan Stanley	3	922	919	(3)

		704	120,900	125,876	5,332

Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	819	55,103	47,346	(7,631)
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	2,765	21,803	21,595	(153)
Amcor PLC (Jersey)	Morgan Stanley	933	9,682	10,897	1,487
Ashland Global Holdings, Inc.	Morgan Stanley	217	18,665	19,263	636
Axalta Coating Systems Ltd. (Bermuda) .	Morgan Stanley	1	27	30	3
Balchem Corp.	Morgan Stanley	1	126	125	(26)
Barrick Gold Corp. (Canada)	Morgan Stanley	542	10,880	10,732	(124)
Berry Global Group, Inc.	Morgan Stanley	317	18,269	19,464	1,243
Carpenter Technology Corp.	Morgan Stanley	804	16,866	33,085	16,535
Coeur Mining, Inc.	Morgan Stanley	75	668	677	9

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Corteva, Inc.	Morgan Stanley	86	$3,965	$4,009	$45
Crown Holdings, Inc.	Morgan Stanley	234	21,470	22,707	1,286
Dow, Inc.	Morgan Stanley	66	4,125	4,220	95
Eastman Chemical Co.	Morgan Stanley	19	2,025	2,092	75
Franco-Nevada Corp. (Canada)	Morgan Stanley	333	42,226	41,722	(633)
Freeport-McMoRan, Inc.	Morgan Stanley	73	2,347	2,404	58
Hecla Mining Co.	Morgan Stanley	159	730	905	177
IAMGOLD Corp. (Canada)	Morgan Stanley	8,230	28,238	24,525	(3,712)
International Paper Co.	Morgan Stanley	232	11,561	12,544	1,064
Kaiser Aluminum Corp.	Morgan Stanley	683	43,903	75,472	32,517
Kinross Gold Corp. (Canada)	Morgan Stanley	7,552	53,731	50,372	(3,135)
Kraton Corp.	Morgan Stanley	647	9,601	23,674	14,072
Linde PLC (Ireland)	Morgan Stanley	102	25,534	28,574	3,147
Louisiana-Pacific Corp.	Morgan Stanley	16	844	887	43
Martin Marietta Materials, Inc.	Morgan Stanley	14	4,485	4,702	217
NewMarket Corp.	Morgan Stanley	308	114,727	117,089	4,195
Newmont Corp.	Morgan Stanley	408	24,480	24,590	403
Nutrien Ltd. (Canada)	Morgan Stanley	165	9,313	8,892	(364)
O-I Glass, Inc.	Morgan Stanley	91	896	1,341	445
Pan American Silver Corp. (Canada)	Morgan Stanley	1	29	30	1
PPG Industries, Inc.	Morgan Stanley	72	9,756	10,819	1,531
PQ Group Holdings, Inc.	Morgan Stanley	6	100	100	—
Pretium Resources, Inc. (Canada)	Morgan Stanley	1,161	14,183	12,040	(2,143)
Ranpak Holdings Corp.	Morgan Stanley	28	573	562	(12)
Royal Gold, Inc.	Morgan Stanley	99	10,877	10,654	(181)
RPM International, Inc.	Morgan Stanley	159	13,735	14,604	1,048
Sealed Air Corp.	Morgan Stanley	151	6,184	6,919	779
Sherwin-Williams Co. (The)	Morgan Stanley	28	18,852	20,664	1,969
Sonoco Products Co.	Morgan Stanley	21	1,259	1,329	75
Southern Copper Corp.	Morgan Stanley	3	202	204	2
Trinseo SA (Luxembourg)	Morgan Stanley	165	9,501	10,506	1,005
United States Steel Corp.	Morgan Stanley	979	17,888	25,620	7,743
Worthington Industries, Inc.	Morgan Stanley	75	3,130	5,032	1,942

		28,840	662,559	733,018	75,733

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	735	59,503	68,355	8,822
Alphabet, Inc., Class A	Morgan Stanley	11	21,856	22,688	984
Cable One, Inc.	Morgan Stanley	1	1,709	1,828	119
Cargurus, Inc.	Morgan Stanley	225	5,729	5,362	(367)
Charter Communications, Inc., Class A .	Morgan Stanley	69	41,903	42,574	671
DISH Network Corp., Class A	Morgan Stanley	26	934	941	7
Facebook, Inc., Class A	Morgan Stanley	180	47,185	53,015	5,838
Fox Corp., Class A	Morgan Stanley	86	2,889	3,106	230
Glu Mobile, Inc.	Morgan Stanley	54	673	674	—
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	2,912	24,847	37,565	12,717

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Madison Square Garden Sports Corp.	Morgan Stanley	365	$62,556	$65,503	$2,955
Meredith Corp.	Morgan Stanley	208	4,253	6,194	1,941
MSG Networks, Inc., Class A	Morgan Stanley	5,357	52,224	80,569	28,345
Netflix, Inc.	Morgan Stanley	169	83,826	88,161	4,335
News Corp., Class A	Morgan Stanley	42	946	1,068	126
Nexstar Media Group, Inc., Class A	Morgan Stanley	54	7,779	7,583	(196)
TechTarget, Inc.	Morgan Stanley	52	3,780	3,611	(169)
TEGNA, Inc.	Morgan Stanley	1,021	15,739	19,226	3,554
Twitter, Inc.	Morgan Stanley	320	17,566	20,362	2,763
Walt Disney Co. (The)	Morgan Stanley	89	16,733	16,422	(315)
Warner Music Group Corp. Class A	Morgan Stanley	713	23,357	24,477	1,176

		12,689	495,987	569,284	73,536

Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	28	2,919	3,030	111
Agilent Technologies, Inc.	Morgan Stanley	260	29,414	33,056	3,784
Alexion Pharmaceuticals, Inc.	Morgan Stanley	51	7,844	7,798	(46)
Avantor, Inc.	Morgan Stanley	149	4,289	4,311	(41)
Bausch Health Cos., Inc. (Canada)	Morgan Stanley	9	288	286	351
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	159	91,591	90,816	(775)
Blueprint Medicines Corp.	Morgan Stanley	20	1,865	1,945	80
Denali Therapeutics, Inc.	Morgan Stanley	613	35,157	35,002	(155)
Emergent BioSolutions, Inc.	Morgan Stanley	157	14,335	14,587	252
Essa Pharma, Inc. (Canada)	Morgan Stanley	3	90	87	(3)
Gilead Sciences, Inc.	Morgan Stanley	143	8,876	9,242	1,112
Halozyme Therapeutics, Inc.	Morgan Stanley	729	31,446	30,392	(1,054)
HEXO Corp. (Canada)	Morgan Stanley	4,234	30,293	27,436	(3,135)
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	938	83,676	86,334	2,657
Illumina, Inc.	Morgan Stanley	25	9,649	9,602	(48)
ImmunoGen, Inc.	Morgan Stanley	697	6,140	5,646	(495)
Innoviva, Inc.	Morgan Stanley	4,875	58,186	58,256	81
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	253	42,154	41,586	(569)
Johnson & Johnson	Morgan Stanley	189	27,919	31,062	3,290
Luminex Corp.	Morgan Stanley	140	3,129	4,466	1,365
MacroGenics, Inc.	Morgan Stanley	237	6,975	7,548	573
Medpace Holdings, Inc.	Morgan Stanley	1	110	164	54
Merck & Co., Inc.	Morgan Stanley	270	20,475	20,814	484
Mettler-Toledo International, Inc.	Morgan Stanley	6	6,730	6,934	204
Morphic Holding, Inc.	Morgan Stanley	2	119	127	8
Ocular Therapeutix, Inc.	Morgan Stanley	734	14,541	12,045	(2,648)
PerkinElmer, Inc.	Morgan Stanley	18	2,286	2,309	23
Pfizer, Inc.	Morgan Stanley	1,068	37,360	38,694	1,334
Precigen, Inc.	Morgan Stanley	2	13	14	—
Prestige Consumer Healthcare, Inc.	Morgan Stanley	1,079	39,358	47,562	8,323
Prothena Corp. PLC (Ireland)	Morgan Stanley	21	487	528	41
Sage Therapeutics, Inc.	Morgan Stanley	331	25,669	24,775	(894)
Seagen, Inc.	Morgan Stanley	126	18,389	17,496	(893)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Thermo Fisher Scientific, Inc.	Morgan Stanley	129	$61,577	$58,873	$(2,977)
Translate Bio, Inc.	Morgan Stanley	283	6,367	4,667	(1,701)
United Therapeutics Corp.	Morgan Stanley	171	28,066	28,603	537
Vanda Pharmaceuticals, Inc.	Morgan Stanley	10	166	150	(19)
Waters Corp.	Morgan Stanley	92	24,885	26,144	1,267
Zoetis, Inc.	Morgan Stanley	146	23,073	22,992	(61)

		18,398	805,906	815,379	10,417

Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	3,386	45,970	116,174	70,203
Advance Auto Parts, Inc.	Morgan Stanley	496	74,398	91,011	18,571
Amazon.com, Inc.	Morgan Stanley	13	39,282	40,223	941
American Eagle Outfitters, Inc.	Morgan Stanley	2,837	83,389	82,954	(206)
Asbury Automotive Group, Inc.	Morgan Stanley	1	93	196	104
AutoNation, Inc.	Morgan Stanley	24	1,231	2,237	1,006
AutoZone, Inc.	Morgan Stanley	13	14,306	18,256	3,949
Buckle, Inc. (The)	Morgan Stanley	444	10,720	17,440	7,638
Caleres, Inc.	Morgan Stanley	1	21	22	1
Citi Trends, Inc.	Morgan Stanley	36	3,158	3,016	(142)
Dollar General Corp.	Morgan Stanley	37	7,038	7,497	459
Dollar Tree, Inc.	Morgan Stanley	387	41,460	44,296	2,836
eBay, Inc.	Morgan Stanley	352	18,269	21,556	3,365
Etsy, Inc.	Morgan Stanley	432	91,681	87,121	(4,560)
Expedia Group, Inc.	Morgan Stanley	37	6,301	6,368	67
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	4	378	382	4
Foot Locker, Inc.	Morgan Stanley	198	9,936	11,138	1,399
Gap, Inc. (The)	Morgan Stanley	1	25	30	5
Genuine Parts Co.	Morgan Stanley	97	10,603	11,212	643
Group 1 Automotive, Inc.	Morgan Stanley	139	20,952	21,933	1,016
Guess?, Inc.	Morgan Stanley	84	2,062	1,974	(88)
Home Depot, Inc. (The)	Morgan Stanley	22	6,632	6,716	134
L Brands, Inc.	Morgan Stanley	90	4,906	5,567	867
LKQ Corp.	Morgan Stanley	39	1,625	1,651	26
Lowe’s Cos., Inc.	Morgan Stanley	63	11,313	11,981	676
Lumber Liquidators Holdings, Inc.	Morgan Stanley	587	12,987	14,745	1,861
Macy’s, Inc.	Morgan Stanley	5,402	32,735	87,458	54,723
National Vision Holdings, Inc.	Morgan Stanley	2	86	88	1
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	148	12,828	12,876	48
O’Reilly Automotive, Inc.	Morgan Stanley	10	4,314	5,072	758
Overstock.com, Inc.	Morgan Stanley	64	4,122	4,241	105
Quotient Technology, Inc.	Morgan Stanley	76	1,166	1,242	75
Qurate Retail, Inc., Series A	Morgan Stanley	2,290	20,282	26,930	9,023
Shutterstock, Inc.	Morgan Stanley	714	45,732	63,575	18,067
Urban Outfitters, Inc.	Morgan Stanley	193	3,950	7,178	3,227
Wayfair, Inc., Class A	Morgan Stanley	57	18,027	17,941	(97)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Zumiez, Inc.	Morgan Stanley	125	$3,652	$5,363	$1,710

		18,901	665,630	857,660	198,415

Semiconductors & Semiconductor Equipment
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	1	32	33	(31)
Amkor Technology, Inc.	Morgan Stanley	39	434	925	494
Applied Materials, Inc.	Morgan Stanley	36	4,367	4,810	443
Axcelis Technologies, Inc.	Morgan Stanley	244	5,827	10,026	4,199
Broadcom, Inc.	Morgan Stanley	129	55,844	59,812	4,616
Cohu, Inc.	Morgan Stanley	262	11,120	10,962	(158)
First Solar, Inc.	Morgan Stanley	1	61	87	26
Intel Corp.	Morgan Stanley	251	15,694	16,064	370
KLA Corp.	Morgan Stanley	22	6,562	7,269	706
Lattice Semiconductor Corp.	Morgan Stanley	1	39	45	6
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	1,842	67,820	106,873	39,053
Marvell Technology Group Ltd. (Bermuda)	Morgan Stanley	361	16,054	17,682	1,615
Maxim Integrated Products, Inc.	Morgan Stanley	32	2,862	2,924	62
NXP Semiconductors NV (Netherlands)	Morgan Stanley	162	31,311	32,617	1,297
ON Semiconductor Corp.	Morgan Stanley	77	2,891	3,204	383
Qorvo, Inc.	Morgan Stanley	9	1,591	1,644	53
QUALCOMM, Inc.	Morgan Stanley	226	30,545	29,965	(444)
Rambus, Inc.	Morgan Stanley	342	7,063	6,648	(414)
Skyworks Solutions, Inc.	Morgan Stanley	42	7,095	7,706	686
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	8	347	368	21
Teradyne, Inc.	Morgan Stanley	26	2,970	3,164	193
Texas Instruments, Inc.	Morgan Stanley	77	12,963	14,552	1,646
Ultra Clean Holdings, Inc.	Morgan Stanley	1	22	58	36
Veeco Instruments, Inc.	Morgan Stanley	31	646	643	(4)
Xilinx, Inc.	Morgan Stanley	41	5,099	5,080	(39)

		4,263	289,259	343,161	54,815

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	138	34,808	38,123	3,315
ACI Worldwide, Inc.	Morgan Stanley	107	4,257	4,071	(186)
Adobe, Inc.	Morgan Stanley	98	44,681	46,586	1,905
Amdocs, Ltd. (Guernsey)	Morgan Stanley	223	16,964	15,643	(1,243)
Aspen Technology, Inc.	Morgan Stanley	70	9,419	10,103	684
Autodesk, Inc.	Morgan Stanley	1	264	277	13
Automatic Data Processing, Inc.	Morgan Stanley	228	37,002	42,971	6,179
Blackline, Inc.	Morgan Stanley	1	126	108	(18)
Box, Inc., Class A	Morgan Stanley	320	6,687	7,347	660
Brightcove, Inc.	Morgan Stanley	68	1,501	1,368	(133)
Broadridge Financial Solutions, Inc.	Morgan Stanley	253	34,080	38,734	5,011
Cadence Design Systems, Inc.	Morgan Stanley	79	10,080	10,822	742

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Cardtronics PLC, Class A (United Kingdom)	Morgan Stanley	1	$39	$39	$—
CDK Global, Inc.	Morgan Stanley	100	4,355	5,406	1,189
Cerence, Inc.	Morgan Stanley	268	29,393	24,007	(5,385)
CGI, Inc. (Canada)	Morgan Stanley	387	28,015	32,206	4,197
Cornerstone OnDemand, Inc.	Morgan Stanley	646	22,481	28,153	5,706
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	40	7,657	7,300	(357)
CSG Systems International, Inc.	Morgan Stanley	931	39,659	41,793	2,766
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	12	730	731	1
Digital Turbine, Inc.	Morgan Stanley	98	7,324	7,875	551
Dynatrace, Inc.	Morgan Stanley	230	11,248	11,095	(153)
Fiserv, Inc.	Morgan Stanley	264	26,536	31,427	4,890
FleetCor Technologies, Inc.	Morgan Stanley	4	1,104	1,075	(30)
Fortinet, Inc.	Morgan Stanley	53	9,158	9,774	616
Gartner, Inc.	Morgan Stanley	29	4,580	5,294	713
Globant SA (Luxembourg)	Morgan Stanley	6	1,206	1,246	39
International Business Machines Corp.	Morgan Stanley	186	23,946	24,786	840
Jack Henry & Associates, Inc.	Morgan Stanley	98	15,782	14,869	(1,109)
Mastercard, Inc., Class A	Morgan Stanley	9	3,226	3,204	(22)
McAfee Corp., Class A	Morgan Stanley	18	397	409	12
Microsoft Corp.	Morgan Stanley	207	44,793	48,804	4,122
NIC, Inc.	Morgan Stanley	14	275	475	202
Open Text Corp. (Canada)	Morgan Stanley	631	26,652	30,105	3,646
Oracle Corp.	Morgan Stanley	322	20,675	22,595	1,919
Paylocity Holding Corp.	Morgan Stanley	8	1,405	1,439	33
PayPal Holdings, Inc.	Morgan Stanley	489	115,603	118,749	3,037
Perficient, Inc.	Morgan Stanley	3	175	176	1
Progress Software Corp.	Morgan Stanley	19	701	837	143
PTC, Inc.	Morgan Stanley	2	203	275	73
salesforce.com, Inc.	Morgan Stanley	142	30,371	30,086	(285)
ServiceNow, Inc.	Morgan Stanley	5	2,388	2,501	113
Shopify, Inc., Class A (Canada)	Morgan Stanley	24	25,446	26,556	1,110
SPS Commerce, Inc.	Morgan Stanley	37	3,445	3,674	229
Sykes Enterprises, Inc.	Morgan Stanley	1	44	44	—
Synopsys, Inc.	Morgan Stanley	13	3,024	3,221	197
Teradata Corp.	Morgan Stanley	293	6,269	11,292	5,023
Trade Desk, Inc. (The), Class A	Morgan Stanley	75	53,899	48,875	(5,025)
Tyler Technologies, Inc.	Morgan Stanley	30	12,288	12,736	447
Verint Systems, Inc.	Morgan Stanley	493	24,296	22,427	(1,870)
VeriSign, Inc.	Morgan Stanley	114	21,991	22,659	668
Visa, Inc., Class A	Morgan Stanley	75	15,388	15,880	500
Western Union Co. (The)	Morgan Stanley	62	1,536	1,529	(7)
Workiva, Inc.	Morgan Stanley	133	11,203	11,739	492
Xperi Holding Corp.	Morgan Stanley	136	3,111	2,961	(148)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Zoom Video Communications, Inc., Class A	Morgan Stanley	181	$63,009	$58,154	$(5,672)

		8,475	924,895	964,631	40,341

Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	382	46,648	46,661	13
Belden, Inc.	Morgan Stanley	404	14,073	17,926	3,957
Calix, Inc.	Morgan Stanley	55	2,000	1,906	(94)
CDW Corp.	Morgan Stanley	76	11,877	12,597	743
Cisco Systems, Inc.	Morgan Stanley	362	15,230	18,719	3,583
Cognex Corp.	Morgan Stanley	20	1,540	1,660	119
CTS Corp.	Morgan Stanley	6	184	186	2
Dell Technologies, Inc., Class C	Morgan Stanley	828	70,579	72,988	2,399
Diebold Nixdorf, Inc.	Morgan Stanley	16	222	226	4
EchoStar Corp., Class A	Morgan Stanley	2,868	83,521	68,832	(14,689)
HP, Inc.	Morgan Stanley	1,084	26,286	34,417	8,435
II-VI, Inc.	Morgan Stanley	206	14,258	14,084	(174)
Jabil, Inc.	Morgan Stanley	82	4,132	4,277	145
Juniper Networks, Inc.	Morgan Stanley	215	5,250	5,446	200
Lumentum Holdings, Inc.	Morgan Stanley	40	3,259	3,654	488
Methode Electronics, Inc.	Morgan Stanley	27	1,152	1,133	(18)
NCR Corp.	Morgan Stanley	2,114	42,365	80,226	37,862
NETGEAR, Inc.	Morgan Stanley	357	12,490	14,673	2,183
NetScout Systems, Inc.	Morgan Stanley	1	28	28	—
OSI Systems, Inc.	Morgan Stanley	702	55,283	67,462	12,231
Plantronics, Inc.	Morgan Stanley	39	1,496	1,518	21
Sanmina Corp.	Morgan Stanley	28	697	1,159	462
Seagate Technology PLC (Ireland)	Morgan Stanley	100	7,455	7,675	258
SYNNEX Corp.	Morgan Stanley	16	1,711	1,837	126
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	8	975	1,033	59
TTM Technologies, Inc.	Morgan Stanley	623	8,045	9,034	988
Ubiquiti, Inc.	Morgan Stanley	1	160	298	139
Viavi Solutions, Inc.	Morgan Stanley	17	262	267	5
Vontier Corp.	Morgan Stanley	781	23,062	23,641	579
Western Digital Corp.	Morgan Stanley	84	5,585	5,607	22
Zebra Technologies Corp., Class A	Morgan Stanley	9	4,188	4,367	178

		11,551	464,013	523,537	60,226

Telecommunication Services
AT&T, Inc.	Morgan Stanley	845	24,047	25,578	1,773
Iridium Communications, Inc.	Morgan Stanley	247	9,028	10,189	1,155
Lumen Technologies, Inc.	Morgan Stanley	301	3,929	4,018	119
T-Mobile US, Inc.	Morgan Stanley	83	10,423	10,399	(26)
Verizon Communications, Inc.	Morgan Stanley	866	47,502	50,358	2,892

		2,342	94,929	100,542	5,913

Transportation
Alaska Air Group, Inc.	Morgan Stanley	343	12,412	23,739	11,326

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
ArcBest Corp.	Morgan Stanley	1,999	$67,606	$140,670	$73,383
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	954	54,362	57,660	3,298
CSX Corp.	Morgan Stanley	76	6,953	7,328	384
Expeditors International of Washington, Inc.	Morgan Stanley	10	927	1,077	149
FedEx Corp.	Morgan Stanley	162	44,141	46,015	1,881
Kansas City Southern	Morgan Stanley	1	207	264	57
Old Dominion Freight Line, Inc.	Morgan Stanley	18	4,084	4,327	243
Ryder System, Inc.	Morgan Stanley	229	12,971	17,324	4,545
Saia, Inc.	Morgan Stanley	21	4,255	4,842	603
Schneider National, Inc., Class B	Morgan Stanley	4	84	100	16
Southwest Airlines Co.	Morgan Stanley	318	18,421	19,417	996
Union Pacific Corp.	Morgan Stanley	41	8,584	9,037	463
United Parcel Service, Inc., Class B	Morgan Stanley	66	10,484	11,219	859
Werner Enterprises, Inc.	Morgan Stanley	61	2,444	2,877	439

		4,303	247,935	345,896	98,642

Utilities
AES Corp. (The)	Morgan Stanley	1,031	27,760	27,641	(119)
Dominion Energy, Inc.	Morgan Stanley	2,192	155,606	166,504	11,643
Duke Energy Corp.	Morgan Stanley	174	15,328	16,796	1,556
Exelon Corp.	Morgan Stanley	334	13,323	14,609	1,425
IDACORP, Inc.	Morgan Stanley	209	18,513	20,894	2,869
National Fuel Gas Co.	Morgan Stanley	90	3,693	4,499	931
NextEra Energy, Inc.	Morgan Stanley	26	1,927	1,966	39
NiSource, Inc.	Morgan Stanley	3,499	77,896	84,361	7,489
NRG Energy, Inc.	Morgan Stanley	298	10,874	11,244	370
South Jersey Industries, Inc.	Morgan Stanley	227	5,215	5,126	(90)
Southern Co. (The)	Morgan Stanley	115	6,800	7,148	371

		8,195	336,935	360,788	26,484

Total Reference Entity — Long			9,241,818	10,500,849	1,302,410

Short
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	(9,578)	(432,972)	(444,036)	(12,231)
Dana, Inc.	Morgan Stanley	(2,137)	(47,829)	(51,993)	(4,677)
Fox Factory Holding Corp.	Morgan Stanley	(1,516)	(174,878)	(192,623)	(17,898)
LCI Industries	Morgan Stanley	(701)	(81,526)	(92,728)	(13,280)
Lear Corp.	Morgan Stanley	(761)	(124,226)	(137,931)	(15,086)
Patrick Industries, Inc.	Morgan Stanley	(1,315)	(85,825)	(111,775)	(26,640)
Thor Industries, Inc.	Morgan Stanley	(1,083)	(139,329)	(145,924)	(7,154)
Workhorse Group, Inc.	Morgan Stanley	(16,591)	(244,180)	(228,458)	15,509

		(33,682)	(1,330,765)	(1,405,468)	(81,457)

Capital Goods
AAR Corp.	Morgan Stanley	(1)	(41)	(42)	(1)
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	(194)	(10,272)	(9,110)	(566)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Allegion PLC (Ireland)	Morgan Stanley	(272)	$(33,625)	$(34,169)	$(652)
American Woodmark Corp.	Morgan Stanley	(198)	(18,192)	(19,519)	(1,417)
Arcosa, Inc.	Morgan Stanley	(528)	(32,248)	(34,368)	(2,147)
Armstrong World Industries, Inc.	Morgan Stanley	(1,151)	(92,106)	(103,694)	(12,700)
Astec Industries, Inc.	Morgan Stanley	(702)	(37,838)	(52,945)	(15,631)
Barnes Group, Inc.	Morgan Stanley	(223)	(12,126)	(11,047)	1,070
Beacon Roofing Supply, Inc.	Morgan Stanley	(364)	(12,807)	(19,044)	(6,846)
Boeing Co. (The)	Morgan Stanley	(272)	(70,190)	(69,284)	(411)
Builders FirstSource, Inc.	Morgan Stanley	(760)	(31,807)	(35,241)	(4,312)
BWX Technologies, Inc.	Morgan Stanley	(528)	(34,014)	(34,816)	(832)
CAE, Inc. (Canada)	Morgan Stanley	(331)	(9,168)	(9,430)	(282)
Carrier Global Corp.	Morgan Stanley	(5,570)	(227,332)	(235,165)	(8,031)
Chart Industries, Inc.	Morgan Stanley	(1,149)	(167,344)	(163,560)	3,394
Comfort Systems Usa, Inc.	Morgan Stanley	(242)	(16,047)	(18,094)	(2,258)
Construction Partners, Inc., Class A	Morgan Stanley	(1,522)	(34,955)	(45,477)	(10,553)
CSW Industrials, Inc.	Morgan Stanley	(64)	(8,313)	(8,640)	(335)
EnerSys	Morgan Stanley	(573)	(43,022)	(52,028)	(9,896)
Evoqua Water Technologies Corp.	Morgan Stanley	(3,327)	(90,603)	(87,500)	3,024
Fluor Corp.	Morgan Stanley	(7,792)	(167,247)	(179,917)	(12,816)
FuelCell Energy, Inc.	Morgan Stanley	(31,719)	(458,179)	(457,071)	223
GATX Corp.	Morgan Stanley	(605)	(52,643)	(56,108)	(4,218)
Helios Technologies, Inc.	Morgan Stanley	(792)	(35,339)	(57,713)	(22,538)
Hexcel Corp.	Morgan Stanley	(4,182)	(213,534)	(234,192)	(22,689)
Hillenbrand, Inc.	Morgan Stanley	(1,201)	(38,852)	(57,300)	(20,021)
Hyster-Yale Materials Handling, Inc.	Morgan Stanley	(595)	(24,397)	(51,836)	(28,030)
IDEX Corp.	Morgan Stanley	(47)	(9,855)	(9,838)	8
Kaman Corp.	Morgan Stanley	(422)	(23,001)	(21,644)	1,203
Kennametal, Inc.	Morgan Stanley	(6,941)	(212,514)	(277,432)	(67,899)
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(3,628)	(74,068)	(98,972)	(26,007)
L3Harris Technologies, Inc.	Morgan Stanley	(167)	(33,311)	(33,848)	(574)
Maxar Technologies, Inc.	Morgan Stanley	(1,909)	(76,779)	(72,198)	4,198
Mercury Systems, Inc.	Morgan Stanley	(35)	(2,428)	(2,473)	(47)
Meritor, Inc.	Morgan Stanley	(4,624)	(110,076)	(136,038)	(26,708)
Mueller Water Products, Inc., Class A	Morgan Stanley	(5,185)	(57,398)	(72,020)	(15,564)
Navistar International Corp.	Morgan Stanley	(1,510)	(66,561)	(66,485)	15
NV5 Global, Inc.	Morgan Stanley	(694)	(36,116)	(67,020)	(31,374)
Parsons Corp.	Morgan Stanley	(821)	(29,841)	(33,201)	(3,497)
PGT Innovations, Inc.	Morgan Stanley	(2,185)	(42,953)	(55,171)	(12,300)
Proto Labs, Inc.	Morgan Stanley	(1,026)	(191,001)	(124,916)	65,919
Raytheon Technologies Corp.	Morgan Stanley	(545)	(38,249)	(42,112)	(5,332)
RBC Bearings, Inc.	Morgan Stanley	(48)	(9,567)	(9,445)	106
Resideo Technologies, Inc.	Morgan Stanley	(2,811)	(39,776)	(79,411)	(41,135)
REV Group, Inc.	Morgan Stanley	(2,912)	(23,363)	(55,794)	(32,870)
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(5,143)	(195,282)	(250,207)	(56,979)
SPX Corp.	Morgan Stanley	(611)	(34,924)	(35,603)	(733)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Sunrun, Inc.	Morgan Stanley	(2,989)	$(214,495)	$(180,775)	$32,801
Terex Corp.	Morgan Stanley	(302)	(9,376)	(13,913)	(5,552)
Trex Co., Inc.	Morgan Stanley	(2,032)	(158,677)	(186,009)	(29,103)
Triumph Group, Inc.	Morgan Stanley	(2,414)	(34,077)	(44,369)	(10,637)
Univar Solutions, Inc.	Morgan Stanley	(2,655)	(55,178)	(57,189)	(2,059)
Vicor Corp.	Morgan Stanley	(1,283)	(112,981)	(109,094)	3,858
Virgin Galactic Holdings, Inc.	Morgan Stanley	(2,847)	(90,609)	(87,204)	2,940
Welbilt, Inc.	Morgan Stanley	(12,237)	(158,247)	(198,851)	(40,742)
WESCO International, Inc.	Morgan Stanley	(2,687)	(129,669)	(232,506)	(103,681)
Westport Fuel Systems, Inc. (Canada)	Morgan Stanley	(5,086)	(40,322)	(36,568)	3,718
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	(616)	(13,984)	(17,094)	(3,498)

		(141,269)	(4,296,919)	(4,844,710)	(580,996)

Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(6,964)	(55,176)	(58,776)	(3,712)
Casella Waste Systems, Inc., Class A	Morgan Stanley	(245)	(15,229)	(15,575)	(382)
Clarivate PLC (Jersey)	Morgan Stanley	(2,353)	(58,740)	(62,096)	(3,406)
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(1,666)	(40,558)	(39,667)	859
Exponent, Inc.	Morgan Stanley	(248)	(23,768)	(24,167)	(509)
Forrester Research, Inc.	Morgan Stanley	(496)	(17,965)	(21,070)	(3,142)
Harsco Corp.	Morgan Stanley	(4,941)	(72,015)	(84,738)	(12,821)
Insperity, Inc.	Morgan Stanley	(1,043)	(80,520)	(87,341)	(7,904)
KAR Auction Services, Inc.	Morgan Stanley	(6,835)	(103,615)	(102,525)	1,000
KBR, Inc.	Morgan Stanley	(1,191)	(39,536)	(45,722)	(6,221)
Kelly Services, Inc., Class A	Morgan Stanley	(14)	(310)	(312)	(3)
MSA Safety, Inc.	Morgan Stanley	(147)	(22,443)	(22,053)	177
Pitney Bowes, Inc.	Morgan Stanley	(2,730)	(25,868)	(22,495)	3,256
US Ecology, Inc.	Morgan Stanley	(1,965)	(74,139)	(81,823)	(7,827)
Viad Corp.	Morgan Stanley	(528)	(20,808)	(22,044)	(1,254)
Waste Management, Inc.	Morgan Stanley	(2,132)	(255,453)	(275,071)	(20,495)

		(33,498)	(906,143)	(965,475)	(62,384)

Consumer Durables & Apparel
Callaway Golf Co.	Morgan Stanley	(308)	(6,637)	(8,239)	(2,441)
Canada Goose Holdings, Inc. (Canada) .	Morgan Stanley	(1,881)	(67,613)	(73,829)	(6,646)
Columbia Sportswear Co.	Morgan Stanley	(430)	(39,800)	(45,421)	(5,974)
GoPro, Inc., Class A	Morgan Stanley	(10,085)	(90,311)	(117,389)	(27,157)
Installed Building Products, Inc.	Morgan Stanley	(349)	(42,823)	(38,697)	4,034
Lululemon Athletica, Inc.	Morgan Stanley	(104)	(32,518)	(31,898)	829
Malibu Boats, Inc., Class A	Morgan Stanley	(857)	(61,404)	(68,286)	(7,416)
Oxford Industries, Inc.	Morgan Stanley	(331)	(26,341)	(28,936)	(2,630)
Purple Innovation, Inc.	Morgan Stanley	(4,968)	(172,480)	(157,237)	15,093
Ralph Lauren Corp.	Morgan Stanley	(2,191)	(248,414)	(269,844)	(22,906)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(5,027)	(179,023)	(209,676)	(32,575)
Under Armour, Inc., Class C	Morgan Stanley	(1,078)	(12,729)	(19,900)	(7,774)

		(27,609)	(980,093)	(1,069,352)	(95,563)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services
Aramark	Morgan Stanley	(1,335)	$(50,927)	$(50,436)	$167
Bally’s Corp.	Morgan Stanley	(687)	(46,174)	(44,641)	1,492
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(1,897)	(303,765)	(325,241)	(21,799)
Brinker International, Inc.	Morgan Stanley	(1,147)	(75,314)	(81,506)	(6,928)
Caesars Entertainment, Inc.	Morgan Stanley	(678)	(46,098)	(59,291)	(13,895)
Carnival Corp. (Panama)	Morgan Stanley	(7,634)	(175,572)	(202,606)	(27,188)
Cheesecake Factory, Inc. (The)	Morgan Stanley	(1,592)	(51,253)	(93,148)	(45,672)
Churchill Downs, Inc.	Morgan Stanley	(232)	(48,774)	(52,761)	(4,470)
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(924)	(119,511)	(159,741)	(42,274)
Darden Restaurants, Inc.	Morgan Stanley	(326)	(46,748)	(46,292)	415
Dave & Buster’s Entertainment, Inc.	Morgan Stanley	(3,837)	(71,269)	(183,792)	(119,957)
Denny’s Corp.	Morgan Stanley	(6,573)	(94,960)	(119,037)	(24,733)
frontdoor, Inc.	Morgan Stanley	(502)	(27,609)	(26,983)	543
Hilton Worldwide Holdings, Inc.	Morgan Stanley	(1,083)	(127,596)	(130,956)	(3,945)
International Game Technology PLC (United Kingdom)	Morgan Stanley	(3,340)	(60,016)	(53,607)	6,357
Las Vegas Sands Corp.	Morgan Stanley	(899)	(51,524)	(54,623)	(3,145)
MGM Resorts International	Morgan Stanley	(508)	(19,606)	(19,299)	271
Monarch Casino & Resort, Inc.	Morgan Stanley	(885)	(41,614)	(53,649)	(12,099)
Restaurant Brands International, Inc. (Canada)	Morgan Stanley	(1,183)	(75,319)	(76,895)	(2,519)
Starbucks Corp.	Morgan Stanley	(498)	(54,761)	(54,417)	296
Stride, Inc.	Morgan Stanley	(3,400)	(120,381)	(102,374)	17,589
Texas Roadhouse, Inc.	Morgan Stanley	(92)	(8,848)	(8,827)	(4)
Vail Resorts, Inc.	Morgan Stanley	(1)	(288)	(292)	(4)

		(39,253)	(1,717,927)	(2,000,414)	(301,502)

Diversified Financials
Cboe Global Markets, Inc.	Morgan Stanley	(295)	(30,138)	(29,114)	1,092
CME Group, Inc.	Morgan Stanley	(479)	(100,221)	(97,826)	1,814
Franklin Resources, Inc.	Morgan Stanley	(5,645)	(154,693)	(167,092)	(16,017)
SEI Investments Co.	Morgan Stanley	(87)	(5,341)	(5,301)	36

		(6,506)	(290,393)	(299,333)	(13,075)

Energy
Archrock, Inc.	Morgan Stanley	(3,479)	(22,683)	(33,016)	(11,579)
Baker Hughes Co.	Morgan Stanley	(766)	(18,843)	(16,553)	2,906
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	(5,209)	(155,392)	(160,802)	(7,359)
ChampionX Corp.	Morgan Stanley	(681)	(6,067)	(14,798)	(9,445)
Cheniere Energy, Inc.	Morgan Stanley	(3,043)	(219,432)	(219,126)	(619)
Chevron Corp.	Morgan Stanley	(3,708)	(387,485)	(388,561)	(2,551)
ConocoPhillips	Morgan Stanley	(99)	(5,254)	(5,244)	20
Continental Resources, Inc./Ok	Morgan Stanley	(2,312)	(55,502)	(59,812)	(5,030)
Crescent Point Energy Corp. (Canada)	Morgan Stanley	(7,631)	(32,168)	(31,821)	242
Delek US Holdings, Inc.	Morgan Stanley	(7,560)	(118,919)	(164,657)	(47,643)
Dril-Quip, Inc.	Morgan Stanley	(547)	(18,586)	(18,177)	393
Enbridge, Inc. (Canada)	Morgan Stanley	(785)	(28,859)	(28,574)	248

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Enerplus Corp. (Canada)	Morgan Stanley	(32)	$(160)	$(160)	$(1)
EOG Resources, Inc.	Morgan Stanley	(6,340)	(434,677)	(459,840)	(31,082)
Equitrans Midstream Corp.	Morgan Stanley	(2,649)	(21,016)	(21,616)	(724)
Imperial Oil Ltd. (Canada)	Morgan Stanley	(413)	(8,758)	(9,986)	(1,332)
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(1,823)	(21,604)	(20,582)	1,004
NexTier Oilfield Solutions, Inc.	Morgan Stanley	(3,342)	(8,255)	(12,432)	(4,255)
Ovintiv, Inc.	Morgan Stanley	(371)	(4,152)	(8,837)	(6,955)
PDC Energy, Inc.	Morgan Stanley	(1,941)	(29,775)	(66,770)	(39,808)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(10,315)	(256,986)	(297,485)	(54,907)
Phillips 66	Morgan Stanley	(833)	(68,856)	(67,923)	873
RPC, Inc.	Morgan Stanley	(4,170)	(12,745)	(22,518)	(9,831)
Schlumberger NV (Curacao)	Morgan Stanley	(1,105)	(29,179)	(30,045)	(1,374)
Southwestern Energy Co.	Morgan Stanley	(100,346)	(324,819)	(466,609)	(142,073)
Talos Energy, Inc.	Morgan Stanley	(1,336)	(17,323)	(16,086)	1,222

		(170,836)	(2,307,495)	(2,642,030)	(369,660)

Food & Staples Retailing
Chefs’ Warehouse, Inc. (The)	Morgan Stanley	(2,072)	(56,829)	(63,113)	(6,333)
Grocery Outlet Holding Corp.	Morgan Stanley	(5,117)	(216,036)	(188,766)	27,575
Performance Food Group Co.	Morgan Stanley	(1,914)	(72,921)	(110,266)	(39,434)
Rite Aid Corp.	Morgan Stanley	(1,525)	(29,103)	(31,201)	(2,840)
US Foods Holding Corp.	Morgan Stanley	(2,908)	(111,145)	(110,853)	195

		(13,536)	(486,034)	(504,199)	(20,837)

Food, Beverage & Tobacco
Beyond Meat, Inc.	Morgan Stanley	(193)	(34,217)	(25,113)	12,921
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(2)	(2,325)	(2,413)	(90)
Calavo Growers, Inc.	Morgan Stanley	(974)	(62,465)	(75,621)	(14,562)
Celsius Holdings, Inc.	Morgan Stanley	(1,857)	(86,400)	(89,229)	(2,904)
Freshpet, Inc.	Morgan Stanley	(208)	(31,413)	(33,033)	(1,836)
Hershey Co. (The)	Morgan Stanley	(160)	(25,320)	(25,306)	(94)
J&J Snack Foods Corp.	Morgan Stanley	(354)	(51,816)	(55,589)	(4,488)
Keurig Dr Pepper, Inc.	Morgan Stanley	(879)	(30,385)	(30,211)	(58)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(808)	(72,494)	(72,041)	389
MGP Ingredients, Inc.	Morgan Stanley	(905)	(34,924)	(53,531)	(19,219)
Pilgrim’s Pride Corp.	Morgan Stanley	(2,524)	(41,178)	(60,046)	(19,545)
Primo Water Corp. (Canada)	Morgan Stanley	(2,121)	(33,471)	(34,487)	(1,191)
Sanderson Farms, Inc.	Morgan Stanley	(244)	(28,948)	(38,010)	(10,199)
Tootsie Roll Industries, Inc.	Morgan Stanley	(111)	(3,706)	(3,677)	27
Universal Corp.	Morgan Stanley	(207)	(9,097)	(12,211)	(3,571)
Village Farms International, Inc. (Canada)	Morgan Stanley	(5,342)	(74,348)	(70,675)	3,608

		(16,889)	(622,507)	(681,193)	(60,812)

Health Care Equipment & Services
AMN Healthcare Services, Inc.	Morgan Stanley	(127)	(9,626)	(9,360)	261
Anthem, Inc.	Morgan Stanley	(246)	(89,265)	(88,302)	885

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
AtriCure, Inc.	Morgan Stanley	(341)	$(16,295)	$(22,342)	$(6,543)
Avanos Medical, Inc.	Morgan Stanley	(469)	(15,695)	(20,514)	(4,966)
Axogen, Inc.	Morgan Stanley	(2,629)	(31,338)	(53,264)	(22,110)
Baxter International, Inc.	Morgan Stanley	(144)	(12,287)	(12,145)	467
Brookdale Senior Living, Inc.	Morgan Stanley	(5,378)	(19,297)	(32,537)	(13,415)
Cantel Medical Corp.	Morgan Stanley	(315)	(20,870)	(25,150)	(4,461)
Cardinal Health, Inc.	Morgan Stanley	(3,734)	(198,743)	(226,840)	(30,811)
Cardiovascular Systems, Inc.	Morgan Stanley	(1,334)	(46,865)	(51,146)	(4,322)
Castle Biosciences, Inc.	Morgan Stanley	(405)	(25,967)	(27,726)	(1,782)
Cigna Corp.	Morgan Stanley	(1,138)	(273,213)	(275,100)	(2,891)
Covetrus, Inc.	Morgan Stanley	(3,876)	(116,753)	(116,164)	260
CryoPort, Inc.	Morgan Stanley	(1,250)	(67,562)	(65,012)	2,491
Dexcom, Inc.	Morgan Stanley	(29)	(11,856)	(10,422)	2,184
Evolent Health, Inc., Class A	Morgan Stanley	(5,999)	(85,966)	(121,180)	(35,731)
Glaukos Corp.	Morgan Stanley	(372)	(17,793)	(31,222)	(14,988)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(164)	(6,352)	(6,399)	(58)
Guardant Health, Inc.	Morgan Stanley	(1,338)	(192,670)	(204,246)	(13,699)
Haemonetics Corp.	Morgan Stanley	(933)	(101,697)	(103,572)	(2,568)
Health Catalyst, Inc.	Morgan Stanley	(56)	(2,607)	(2,619)	(14)
HealthEquity, Inc.	Morgan Stanley	(1,228)	(100,069)	(83,504)	16,898
Humana, Inc.	Morgan Stanley	(105)	(44,316)	(44,021)	215
Inari Medical, Inc.	Morgan Stanley	(527)	(53,551)	(56,389)	(3,178)
Insulet Corp.	Morgan Stanley	(551)	(143,522)	(143,767)	(533)
Integer Holdings Corp.	Morgan Stanley	(280)	(25,293)	(25,788)	(548)
Integra LifeSciences Holdings Corp.	Morgan Stanley	(1,043)	(66,725)	(72,061)	(5,853)
Intersect ENT, Inc.	Morgan Stanley	(1,785)	(34,486)	(37,271)	(2,827)
Lantheus Holdings, Inc.	Morgan Stanley	(1,364)	(25,438)	(29,149)	(3,733)
LivaNova PLC (United Kingdom)	Morgan Stanley	(1,599)	(79,201)	(117,894)	(40,776)
Masimo Corp.	Morgan Stanley	(268)	(66,968)	(61,549)	5,609
Mesa Laboratories, Inc.	Morgan Stanley	(188)	(47,457)	(45,778)	1,601
Neogen Corp.	Morgan Stanley	(116)	(9,948)	(10,311)	(372)
NuVasive, Inc.	Morgan Stanley	(1,386)	(81,718)	(90,866)	(9,898)
OraSure Technologies, Inc.	Morgan Stanley	(4,043)	(47,248)	(47,182)	12
OrthoPediatrics Corp.	Morgan Stanley	(438)	(21,248)	(21,352)	(123)
PetIQ, Inc.	Morgan Stanley	(3,535)	(124,962)	(124,644)	215
Progyny, Inc.	Morgan Stanley	(218)	(6,664)	(9,703)	(3,959)
RadNet, Inc.	Morgan Stanley	(2,370)	(36,000)	(51,548)	(15,625)
Schrodinger, Inc.	Morgan Stanley	(255)	(17,607)	(19,454)	(1,940)
Silk Road Medical, Inc.	Morgan Stanley	(1,048)	(61,398)	(53,081)	8,312
SmileDirectClub, Inc.	Morgan Stanley	(2,694)	(33,078)	(27,775)	5,763
STERIS PLC (Ireland)	Morgan Stanley	(123)	(23,396)	(23,429)	(110)
Surgery Partners, Inc.	Morgan Stanley	(2,425)	(63,961)	(107,330)	(44,710)
Tabula Rasa HealthCare, Inc.	Morgan Stanley	(3,634)	(183,682)	(167,346)	15,992
Tactile Systems Technology, Inc.	Morgan Stanley	(695)	(25,760)	(37,871)	(12,197)
Teleflex, Inc.	Morgan Stanley	(65)	(26,456)	(27,005)	(716)
US Physical Therapy, Inc.	Morgan Stanley	(126)	(11,903)	(13,117)	(1,330)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Varex Imaging Corp.	Morgan Stanley	(581)	$(9,100)	$(11,905)	$(2,863)

		(62,967)	(2,833,872)	(3,066,352)	(248,485)

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(918)	(79,298)	(80,187)	(958)
Reynolds Consumer Products, Inc.	Morgan Stanley	(788)	(23,051)	(23,467)	(467)

		(1,706)	(102,349)	(103,654)	(1,425)

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(460)	(125,965)	(129,416)	(5,330)
Alcoa Corp.	Morgan Stanley	(3,777)	(81,743)	(122,715)	(49,244)
Amyris, Inc.	Morgan Stanley	(7,080)	(93,068)	(135,228)	(49,864)
Ball Corp.	Morgan Stanley	(776)	(69,984)	(65,758)	4,080
Celanese Corp.	Morgan Stanley	(98)	(13,071)	(14,681)	(2,188)
Cleveland-Cliffs, Inc.	Morgan Stanley	(727)	(11,354)	(14,620)	(3,443)
Element Solutions, Inc.	Morgan Stanley	(2,762)	(49,641)	(50,517)	(1,684)
Equinox Gold Corp. (Canada)	Morgan Stanley	(10,967)	(141,239)	(87,626)	53,490
GCP Applied Technologies, Inc.	Morgan Stanley	(349)	(9,332)	(8,565)	782
Graphic Packaging Holding Co.	Morgan Stanley	(3,073)	(50,649)	(55,806)	(5,499)
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	(2,664)	(12,095)	(18,302)	(6,436)
Huntsman Corp.	Morgan Stanley	(802)	(22,649)	(23,122)	(666)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(6,163)	(283,737)	(208,309)	72,664
Kronos Worldwide, Inc.	Morgan Stanley	(53)	(802)	(811)	(10)
Livent Corp.	Morgan Stanley	(4,645)	(41,805)	(80,451)	(39,972)
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	(1,595)	(160,964)	(165,960)	(10,268)
MAG Silver Corp. (Canada)	Morgan Stanley	(266)	(3,996)	(3,993)	—
Materion Corp.	Morgan Stanley	(44)	(2,957)	(2,915)	39
Methanex Corp. (Canada)	Morgan Stanley	(3,876)	(89,923)	(142,637)	(54,037)
Novagold Resources, Inc. (Canada)	Morgan Stanley	(5,259)	(57,671)	(46,069)	11,638
Nucor Corp.	Morgan Stanley	(1,385)	(97,615)	(111,174)	(14,130)
Olin Corp.	Morgan Stanley	(2,057)	(34,643)	(78,104)	(45,532)
Quaker Chemical Corp.	Morgan Stanley	(207)	(41,052)	(50,460)	(9,983)
Seabridge Gold, Inc. (Canada)	Morgan Stanley	(51)	(818)	(825)	(8)
Steel Dynamics, Inc.	Morgan Stanley	(6,001)	(216,631)	(304,611)	(95,544)
Stepan Co.	Morgan Stanley	(73)	(9,073)	(9,279)	(233)
Teck Resources Ltd., Class B (Canada) .	Morgan Stanley	(5,162)	(102,952)	(99,007)	2,830
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(8,814)	(83,557)	(161,296)	(80,983)
Valvoline, Inc.	Morgan Stanley	(6,589)	(164,937)	(171,775)	(7,409)
Warrior Met Coal, Inc.	Morgan Stanley	(5,056)	(83,440)	(86,609)	(3,770)
Westlake Chemical Corp.	Morgan Stanley	(558)	(41,544)	(49,545)	(10,107)

		(91,389)	(2,198,907)	(2,500,186)	(350,817)

Media & Entertainment
Angi, Inc.	Morgan Stanley	(14,981)	(196,842)	(194,753)	1,062
Boston Omaha Corp., Class A	Morgan Stanley	(5)	(164)	(148)	16
Cardlytics, Inc.	Morgan Stanley	(408)	(50,176)	(44,758)	5,374

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Cars.com, Inc.	Morgan Stanley	(1,250)	$(14,990)	$(16,200)	$(1,317)
Cinemark Holdings, Inc.	Morgan Stanley	(12,727)	(230,511)	(259,758)	(29,449)
Clear Channel Outdoor Holdings, Inc.	Morgan Stanley	(4,384)	(8,538)	(7,891)	640
Discovery, Inc., Class A	Morgan Stanley	(228)	(11,723)	(9,909)	(9,367)
Eventbrite, Inc., Class A	Morgan Stanley	(866)	(9,716)	(19,190)	(10,210)
EW Scripps Co. (The), Class A	Morgan Stanley	(3,555)	(40,207)	(68,505)	(29,063)
iHeartMedia, Inc., Class A	Morgan Stanley	(1,555)	(26,068)	(28,223)	(2,178)
Live Nation Entertainment, Inc.	Morgan Stanley	(605)	(44,812)	(51,213)	(7,055)
Loral Space & Communications, Inc.	Morgan Stanley	(310)	(12,224)	(11,678)	451
Madison Square Garden Entertainment Corp.	Morgan Stanley	(458)	(45,836)	(37,464)	8,332
Shaw Communications, Inc., Class B (Canada)	Morgan Stanley	(867)	(23,365)	(22,733)	611
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(370)	(7,622)	(10,826)	(3,824)
TripAdvisor, Inc.	Morgan Stanley	(1,744)	(41,710)	(93,810)	(62,573)
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(277)	(15,874)	(15,030)	889
Yelp, Inc.	Morgan Stanley	(1,094)	(27,285)	(42,666)	(16,513)
ZoomInfo Technologies, Inc., Class A	Morgan Stanley	(1,492)	(80,750)	(72,959)	7,782
Zynga, Inc., Class A	Morgan Stanley	(15,462)	(167,197)	(157,867)	7,460

		(62,638)	(1,055,610)	(1,165,581)	(138,932)

Pharmaceuticals, Biotechnology & Life Sciences
ACADIA Pharmaceuticals, Inc.	Morgan Stanley	(466)	(12,379)	(12,023)	343
Adaptive Biotechnologies Corp.	Morgan Stanley	(3,017)	(140,133)	(121,464)	18,546
Alkermes PLC (Ireland)	Morgan Stanley	(172)	(3,578)	(3,213)	517
Amneal Pharmaceuticals, Inc.	Morgan Stanley	(3,323)	(14,404)	(22,364)	(8,231)
Arcturus Therapeutics Holdings, Inc.	Morgan Stanley	(629)	(49,578)	(25,978)	23,557
Arvinas, Inc.	Morgan Stanley	(2,323)	(86,697)	(153,550)	(66,929)
Axsome Therapeutics, Inc.	Morgan Stanley	(926)	(70,024)	(52,430)	17,585
Berkeley Lights, Inc.	Morgan Stanley	(1,280)	(64,867)	(64,294)	516
Bruker Corp.	Morgan Stanley	(674)	(37,589)	(43,325)	(6,157)
Catalent, Inc.	Morgan Stanley	(1,095)	(127,454)	(115,315)	12,206
Codexis, Inc.	Morgan Stanley	(3,615)	(50,416)	(82,747)	(32,662)
Editas Medicine, Inc.	Morgan Stanley	(1,783)	(77,406)	(74,886)	2,448
Elanco Animal Health, Inc.	Morgan Stanley	(7,778)	(237,956)	(229,062)	9,077
Epizyme, Inc.	Morgan Stanley	(1,600)	(20,991)	(13,936)	7,036
Exelixis, Inc.	Morgan Stanley	(5,459)	(120,952)	(123,319)	(2,651)
Heron Therapeutics, Inc.	Morgan Stanley	(11)	(203)	(178)	20
Intra-Cellular Therapies, Inc.	Morgan Stanley	(388)	(12,509)	(13,165)	(667)
Invitae Corp.	Morgan Stanley	(3,991)	(161,875)	(152,496)	7,074
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(1,476)	(77,128)	(66,361)	10,641
Iovance Biotherapeutics, Inc.	Morgan Stanley	(1,468)	(49,038)	(46,477)	2,451
Kura Oncology, Inc.	Morgan Stanley	(90)	(2,398)	(2,544)	(195)
Myovant Sciences Ltd. (Bermuda)	Morgan Stanley	(531)	(12,072)	(10,928)	1,136
NanoString Technologies, Inc.	Morgan Stanley	(531)	(22,127)	(34,892)	(13,389)
NeoGenomics, Inc.	Morgan Stanley	(523)	(20,573)	(25,224)	(4,951)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(924)	$(48,325)	$(37,394)	$10,452
Personalis, Inc.	Morgan Stanley	(2,709)	(69,988)	(66,669)	3,259
Phathom Pharmaceuticals, Inc.	Morgan Stanley	(175)	(7,420)	(6,573)	840
PRA Health Sciences, Inc.	Morgan Stanley	(489)	(53,725)	(74,978)	(21,953)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(701)	(75,023)	(69,890)	5,150
Repligen Corp.	Morgan Stanley	(344)	(67,043)	(66,877)	(154)
Revance Therapeutics, Inc.	Morgan Stanley	(563)	(14,883)	(15,736)	(876)
Sangamo Therapeutics, Inc.	Morgan Stanley	(1,070)	(12,493)	(13,407)	(987)
Sorrento Therapeutics, Inc.	Morgan Stanley	(9,698)	(95,757)	(80,203)	15,334
Syneos Health, Inc.	Morgan Stanley	(938)	(71,691)	(71,147)	481
Theravance Biopharma, Inc. (Cayman Islands)	Morgan Stanley	(4,358)	(81,538)	(88,947)	(7,482)
Twist Bioscience Corp.	Morgan Stanley	(147)	(16,638)	(18,207)	(1,673)
Viatris, Inc.	Morgan Stanley	(21,069)	(303,201)	(294,334)	8,603

		(86,334)	(2,390,072)	(2,394,533)	(11,685)

Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(348)	(11,894)	(9,608)	2,697
Big Lots, Inc.	Morgan Stanley	(1,095)	(72,904)	(74,788)	(3,587)
Booking Holdings, Inc.	Morgan Stanley	(18)	(42,964)	(41,937)	424
Boot Barn Holdings, Inc.	Morgan Stanley	(145)	(8,536)	(9,035)	(578)
Burlington Stores, Inc.	Morgan Stanley	(163)	(40,108)	(48,704)	(9,905)
Camping World Holdings, Inc., Class A	Morgan Stanley	(853)	(31,220)	(31,032)	160
CarMax, Inc.	Morgan Stanley	(470)	(59,502)	(62,350)	(3,281)
Carvana Co.	Morgan Stanley	(70)	(20,487)	(18,368)	3,477
Children’s Place, Inc. (The)	Morgan Stanley	(2,821)	(148,204)	(196,624)	(48,549)
Designer Brands, Inc., Class A	Morgan Stanley	(8,539)	(109,786)	(148,579)	(38,888)
GrowGeneration Corp.	Morgan Stanley	(666)	(29,686)	(33,094)	(3,433)
Grubhub, Inc.	Morgan Stanley	(1,509)	(110,074)	(90,540)	19,884
Leslie’s, Inc.	Morgan Stanley	(3,754)	(100,054)	(91,935)	8,031
Lithia Motors, Inc., Class A	Morgan Stanley	(665)	(223,018)	(259,410)	(41,952)
Marinemax, Inc.	Morgan Stanley	(1,057)	(56,952)	(52,174)	4,677
Monro, Inc.	Morgan Stanley	(2,818)	(131,234)	(185,424)	(56,291)
Nordstrom, Inc.	Morgan Stanley	(7,641)	(178,158)	(289,365)	(111,650)
Penske Automotive Group, Inc.	Morgan Stanley	(652)	(36,485)	(52,316)	(17,157)
Pool Corp.	Morgan Stanley	(286)	(95,646)	(98,739)	(3,378)
RealReal, Inc. (The)	Morgan Stanley	(10,960)	(226,988)	(248,025)	(21,235)
Ross Stores, Inc.	Morgan Stanley	(3,761)	(447,110)	(450,981)	(5,390)
Sally Beauty Holdings, Inc.	Morgan Stanley	(22,225)	(333,499)	(447,389)	(116,399)
Stitch Fix, Inc., Class A	Morgan Stanley	(6,580)	(337,016)	(325,973)	10,749
Target Corp.	Morgan Stanley	(238)	(47,606)	(47,141)	546
TJX Cos., Inc. (The)	Morgan Stanley	(1,672)	(113,656)	(110,603)	3,180
Tractor Supply Co.	Morgan Stanley	(696)	(119,006)	(123,248)	(4,510)
Ulta Beauty, Inc.	Morgan Stanley	(461)	(130,060)	(142,527)	(14,667)
Vroom, Inc.	Morgan Stanley	(5,746)	(198,758)	(224,037)	(25,452)

		(85,909)	(3,460,611)	(3,913,946)	(472,477)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(1,158)	$(104,697)	$(93,555)	$11,050
Advanced Energy Industries, Inc.	Morgan Stanley	(529)	(39,209)	(57,751)	(19,488)
CEVA, Inc.	Morgan Stanley	(873)	(37,273)	(49,019)	(12,048)
CMC Materials, Inc.	Morgan Stanley	(158)	(25,997)	(27,933)	(2,189)
Cree, Inc.	Morgan Stanley	(880)	(95,708)	(95,154)	(2,539)
Diodes, Inc.	Morgan Stanley	(1,178)	(90,543)	(94,051)	(3,790)
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	(562)	(15,022)	(30,236)	(15,712)
MaxLinear, Inc.	Morgan Stanley	(1,122)	(34,967)	(38,238)	(3,592)
Onto Innovation, Inc.	Morgan Stanley	(658)	(21,832)	(43,237)	(22,399)
Semtech Corp.	Morgan Stanley	(417)	(28,664)	(28,773)	(135)
Silicon Laboratories, Inc.	Morgan Stanley	(780)	(115,718)	(110,034)	4,938
Universal Display Corp.	Morgan Stanley	(144)	(28,038)	(34,095)	(6,516)

		(8,459)	(637,668)	(702,076)	(72,420)

Software & Services
8x8, Inc.	Morgan Stanley	(3,690)	(64,649)	(119,704)	(57,558)
Altair Engineering, Inc., Class A	Morgan Stanley	(824)	(35,738)	(51,558)	(16,435)
Alteryx, Inc., Class A	Morgan Stanley	(5,331)	(575,159)	(442,260)	132,375
Anaplan, Inc.	Morgan Stanley	(3,667)	(209,828)	(197,468)	12,177
Appfolio, Inc., Class A	Morgan Stanley	(68)	(12,166)	(9,616)	2,667
Avaya Holdings Corp.	Morgan Stanley	(2,960)	(53,695)	(82,969)	(30,843)
BlackBerry Ltd. (Canada)	Morgan Stanley	(2,422)	(20,503)	(20,417)	68
Ceridian HCM Holding, Inc.	Morgan Stanley	(2,257)	(207,580)	(190,197)	17,245
CommVault Systems, Inc.	Morgan Stanley	(163)	(7,960)	(10,514)	(3,201)
Conduent, Inc.	Morgan Stanley	(19,273)	(74,915)	(128,358)	(53,509)
Coupa Software, Inc.	Morgan Stanley	(1,383)	(347,791)	(351,946)	(4,458)
DXC Technology Co.	Morgan Stanley	(3,920)	(97,457)	(122,539)	(27,604)
Elastic NV (Netherlands)	Morgan Stanley	(810)	(93,607)	(90,072)	3,215
Euronet Worldwide, Inc.	Morgan Stanley	(973)	(131,414)	(134,566)	(3,967)
Evo Payments, Inc., Class A	Morgan Stanley	(447)	(12,332)	(12,301)	15
Fastly, Inc., Class A	Morgan Stanley	(2,021)	(156,077)	(135,973)	19,707
fuboTV, Inc.	Morgan Stanley	(4,961)	(138,646)	(109,737)	28,787
Guidewire Software, Inc.	Morgan Stanley	(1,385)	(145,596)	(140,758)	4,712
Intuit, Inc.	Morgan Stanley	(58)	(23,292)	(22,217)	1,604
LiveRamp Holdings, Inc.	Morgan Stanley	(740)	(38,898)	(38,391)	473
Medallia, Inc.	Morgan Stanley	(4,995)	(157,763)	(139,311)	18,315
MongoDB, Inc.	Morgan Stanley	(177)	(52,015)	(47,335)	4,634
New Relic, Inc.	Morgan Stanley	(5,301)	(322,586)	(325,906)	(3,875)
Nuance Communications, Inc.	Morgan Stanley	(1,345)	(66,123)	(58,696)	8,255
PagerDuty, Inc.	Morgan Stanley	(1,638)	(64,323)	(65,897)	(1,630)
Paycom Software, Inc.	Morgan Stanley	(307)	(129,720)	(113,608)	16,153
Pegasystems, Inc.	Morgan Stanley	(954)	(127,671)	(109,080)	18,723
Perspecta, Inc.	Morgan Stanley	(627)	(18,291)	(18,214)	2
Ping Identity Holding Corp.	Morgan Stanley	(9,173)	(297,023)	(201,164)	95,600
Pluralsight, Inc., Class A	Morgan Stanley	(3,683)	(77,330)	(82,278)	(5,771)
Proofpoint, Inc.	Morgan Stanley	(441)	(58,323)	(55,473)	2,626
PROS Holdings, Inc.	Morgan Stanley	(3,046)	(121,595)	(129,455)	(8,022)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Q2 Holdings, Inc.	Morgan Stanley	(1,168)	$(135,921)	$(117,034)	$18,768
Rackspace Technology, Inc.	Morgan Stanley	(3,380)	(74,051)	(80,376)	(6,390)
Rapid7, Inc.	Morgan Stanley	(153)	(13,136)	(11,415)	1,764
RingCentral, Inc., Class A	Morgan Stanley	(129)	(38,746)	(38,427)	90
Sabre Corp.	Morgan Stanley	(8,532)	(73,591)	(126,359)	(56,496)
SolarWinds Corp.	Morgan Stanley	(2,721)	(45,631)	(47,454)	(1,863)
Splunk, Inc.	Morgan Stanley	(3,225)	(521,732)	(436,923)	84,200
Sumo Logic, Inc.	Morgan Stanley	(971)	(18,354)	(18,313)	25
Switch, Inc., Class A	Morgan Stanley	(7,278)	(124,910)	(118,340)	5,804
Telos Corp.	Morgan Stanley	(254)	(9,226)	(9,632)	(414)
Tucows, Inc., Class A	Morgan Stanley	(8)	(656)	(620)	35
Unity Software, Inc.	Morgan Stanley	(734)	(69,019)	(73,628)	(6,040)
Upland Software, Inc.	Morgan Stanley	(808)	(33,683)	(38,130)	(4,665)
Verra Mobility Corp.	Morgan Stanley	(4,611)	(56,052)	(62,410)	(6,407)
WEX, Inc.	Morgan Stanley	(786)	(165,472)	(164,447)	53
Yext, Inc.	Morgan Stanley	(13,126)	(263,297)	(190,064)	73,003
Zuora, Inc., Class A	Morgan Stanley	(8,034)	(122,438)	(118,903)	3,564

		(144,958)	(5,705,981)	(5,410,453)	275,511

Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	(566)	(3,367)	(15,531)	(13,605)
Arista Networks, Inc.	Morgan Stanley	(556)	(165,887)	(167,851)	(2,109)
Avnet, Inc.	Morgan Stanley	(1,554)	(59,572)	(64,507)	(5,293)
Ciena Corp.	Morgan Stanley	(3,617)	(195,843)	(197,922)	(2,250)
Coherent, Inc.	Morgan Stanley	(242)	(50,257)	(61,199)	(12,860)
CommScope Holding Co., Inc.	Morgan Stanley	(9,583)	(144,367)	(147,195)	(2,954)
Corning, Inc.	Morgan Stanley	(571)	(24,806)	(24,844)	(46)
Fabrinet (Cayman Islands)	Morgan Stanley	(1,308)	(92,304)	(118,230)	(26,275)
FARO Technologies, Inc.	Morgan Stanley	(453)	(27,349)	(39,216)	(12,205)
Hewlett Packard Enterprise Co.	Morgan Stanley	(11,441)	(175,136)	(180,081)	(8,336)
Infinera Corp.	Morgan Stanley	(10,602)	(77,332)	(102,097)	(25,365)
Inseego Corp.	Morgan Stanley	(3,078)	(30,938)	(30,780)	131
Insight Enterprises, Inc.	Morgan Stanley	(1,455)	(89,901)	(138,836)	(49,937)
Itron, Inc.	Morgan Stanley	(732)	(56,560)	(64,892)	(9,883)
Motorola Solutions, Inc.	Morgan Stanley	(315)	(57,630)	(59,236)	(2,320)
National Instruments Corp.	Morgan Stanley	(1,177)	(50,523)	(50,829)	(978)
nLight, Inc.	Morgan Stanley	(2,422)	(58,031)	(78,473)	(20,601)
Novanta, Inc. (Canada)	Morgan Stanley	(200)	(23,925)	(26,378)	(2,523)
PAR Technology Corp.	Morgan Stanley	(81)	(5,431)	(5,298)	128
PC Connection, Inc.	Morgan Stanley	(31)	(1,423)	(1,438)	(17)
Plexus Corp.	Morgan Stanley	(339)	(28,770)	(31,134)	(2,388)
Pure Storage, Inc., Class A	Morgan Stanley	(14,660)	(327,847)	(315,776)	11,515
Rogers Corp.	Morgan Stanley	(199)	(24,085)	(37,454)	(13,850)
Stratasys Ltd. (Israel)	Morgan Stanley	(2,362)	(35,147)	(61,176)	(27,893)
Super Micro Computer, Inc.	Morgan Stanley	(239)	(6,555)	(9,335)	(2,833)
ViaSat, Inc.	Morgan Stanley	(2,250)	(90,587)	(108,158)	(18,398)

		(70,033)	(1,903,573)	(2,137,866)	(251,145)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services
BCE, Inc. (Canada)	Morgan Stanley	(1,205)	$(52,983)	$(54,394)	$(2,376)
Cogent Communications Holdings, Inc.	Morgan Stanley	(1,195)	(75,744)	(82,168)	(7,441)
Shenandoah Telecommunications Co.	Morgan Stanley	(328)	(17,800)	(16,010)	1,690
United States Cellular Corp.	Morgan Stanley	(413)	(15,074)	(15,066)	(4)

		(3,141)	(161,601)	(167,638)	(8,131)

Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(3,482)	(89,761)	(101,883)	(12,338)
Hawaiian Holdings, Inc.	Morgan Stanley	(1,829)	(25,329)	(48,779)	(23,991)
JB Hunt Transport Services, Inc.	Morgan Stanley	(628)	(99,668)	(105,548)	(5,967)
Kirby Corp.	Morgan Stanley	(1,631)	(85,880)	(98,317)	(12,884)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(833)	(37,439)	(40,059)	(2,702)
Landstar System, Inc.	Morgan Stanley	(117)	(19,236)	(19,312)	(93)
Matson, Inc.	Morgan Stanley	(1,378)	(56,277)	(91,913)	(37,437)
SEACOR Holdings, Inc.	Morgan Stanley	(502)	(20,924)	(20,457)	449
Spirit Airlines, Inc.	Morgan Stanley	(108)	(4,053)	(3,985)	78
United Airlines Holdings, Inc.	Morgan Stanley	(1,613)	(90,770)	(92,812)	(3,126)

		(12,121)	(529,337)	(623,065)	(98,011)

Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(125)	(1,957)	(1,980)	(151)
ALLETE, Inc.	Morgan Stanley	(2,417)	(130,346)	(162,398)	(35,830)
Ameren Corp.	Morgan Stanley	(1,481)	(119,788)	(120,494)	(2,967)
American Water Works Co., Inc.	Morgan Stanley	(343)	(47,991)	(51,423)	(3,690)
Atmos Energy Corp.	Morgan Stanley	(300)	(27,402)	(29,655)	(2,655)
Avangrid, Inc.	Morgan Stanley	(2,241)	(106,023)	(111,624)	(7,582)
Avista Corp.	Morgan Stanley	(667)	(26,065)	(31,849)	(6,332)
Black Hills Corp.	Morgan Stanley	(878)	(49,568)	(58,624)	(10,346)
California Water Service Group	Morgan Stanley	(181)	(8,503)	(10,198)	(1,845)
CenterPoint Energy, Inc.	Morgan Stanley	(2,089)	(42,370)	(47,316)	(5,278)
Clearway Energy, Inc., Class A	Morgan Stanley	(379)	(9,825)	(10,047)	(231)
Consolidated Edison, Inc.	Morgan Stanley	(3,262)	(223,986)	(243,998)	(21,249)
Edison International	Morgan Stanley	(638)	(39,555)	(37,387)	1,695
Entergy Corp.	Morgan Stanley	(987)	(103,438)	(98,177)	3,511
Essential Utilities, Inc.	Morgan Stanley	(2,355)	(103,809)	(105,386)	(2,749)
Evergy, Inc.	Morgan Stanley	(1,813)	(105,134)	(107,928)	(3,255)
Eversource Energy	Morgan Stanley	(1,870)	(152,609)	(161,923)	(9,822)
FirstEnergy Corp.	Morgan Stanley	(1,323)	(44,819)	(45,895)	(1,244)
New Jersey Resources Corp.	Morgan Stanley	(2,801)	(85,248)	(111,676)	(30,097)
Northwest Natural Holding Co.	Morgan Stanley	(630)	(30,112)	(33,989)	(3,983)
NorthWestern Corp.	Morgan Stanley	(737)	(45,154)	(48,052)	(3,210)
ONE Gas, Inc.	Morgan Stanley	(352)	(26,362)	(27,072)	(734)
Ormat Technologies, Inc.	Morgan Stanley	(678)	(59,403)	(53,243)	6,025
Otter Tail Corp.	Morgan Stanley	(166)	(7,223)	(7,664)	(447)
Portland General Electric Co.	Morgan Stanley	(1,469)	(63,643)	(69,733)	(7,265)
PPL Corp.	Morgan Stanley	(2,232)	(63,916)	(64,371)	(2,310)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

Total Return Swaps (concluded)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Public Service Enterprise Group, Inc.	Morgan Stanley	(276)	$(15,511)	$(16,618)	$(1,372)
Sempra Energy	Morgan Stanley	(1,485)	(195,538)	(196,881)	(7,234)
SJW Group	Morgan Stanley	(406)	(25,681)	(25,574)	(186)
Southwest Gas Holdings, Inc.	Morgan Stanley	(405)	(25,474)	(27,828)	(2,845)
WEC Energy Group, Inc.	Morgan Stanley	(1,261)	(106,726)	(118,017)	(12,743)

		(36,247)	(2,093,179)	(2,237,020)	(176,421)

Total Reference Entity — Short			(36,011,036)	(38,834,544)	(3,140,724)

Net Value of Reference Entity			$(26,769,218)	$(28,333,695)	$(1,838,314)

*	Includes $(273,837) related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.6%
Automobiles & Components — 0.4%
Aptiv PLC (Jersey)*	3,678	$507,196
BorgWarner, Inc.	933	43,254
Ford Motor Co.*	34,618	424,070
General Motors Co.	15,755	905,282

		1,879,802

Banks — 3.1%
Bank of America Corp.(a)	50,936	1,970,714
Citigroup, Inc.	1,789	130,150
Fifth Third Bancorp(a)	57,214	2,142,664
First Republic Bank	7,643	1,274,470
JPMorgan Chase & Co.(a)	14,499	2,207,183
PNC Financial Services Group, Inc. (The)(a)	7,785	1,365,567
SVB Financial Group*	2,977	1,469,626
Truist Financial Corp.	1,007	58,728
US Bancorp	5,052	279,426
Wells Fargo & Co.(a)	64,878	2,534,783

		13,433,311

Capital Goods — 10.1%
3M Co.(a)	11,794	2,272,468
AMETEK, Inc.	10,416	1,330,436
Carrier Global Corp.	27,148	1,146,189
Caterpillar, Inc.	6,981	1,618,684
Cummins, Inc.	8,043	2,084,022
Deere & Co.	3,038	1,136,637
Dover Corp.	8,061	1,105,405
Eaton Corp. PLC (Ireland)	9,767	1,350,581
Emerson Electric Co.(a)	17,766	1,602,849
Fortive Corp.	15,007	1,060,094
Fortune Brands Home & Security, Inc.	8,126	778,633
General Dynamics Corp.	8,388	1,522,925
Honeywell International, Inc.	5,379	1,167,620
Howmet Aerospace, Inc.(a)*	95,495	3,068,254
Johnson Controls International PLC (Ireland)	24,842	1,482,322
L3Harris Technologies, Inc.	3,035	615,134
Lockheed Martin Corp.(a)	6,454	2,384,753
Masco Corp.(a)	15,711	941,089
Northrop Grumman Corp.	3,273	1,059,274
Otis Worldwide Corp.	761	52,090
PACCAR, Inc.	219	20,349
Parker-Hannifin Corp.	5,613	1,770,509
Pentair PLC (Ireland)	26,805	1,670,488
Quanta Services, Inc.(a)	9,375	824,813

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Roper Technologies, Inc.	611	$246,441
Snap-on, Inc.(a)	13,442	3,101,607
Stanley Black & Decker, Inc.	6,076	1,213,195
Trane Technologies PLC (Ireland)	8,438	1,396,995
TransDigm Group, Inc.(a)*	4,218	2,479,847
United Rentals, Inc.(a)*	6,090	2,005,498
WW Grainger, Inc.	1,020	408,949

		42,918,150

Commercial & Professional Services — 1.7%
Cintas Corp.(a)	4,348	1,484,016
IHS Markit Ltd. (Bermuda)	4,849	469,286
Jacobs Engineering Group, Inc.	12,982	1,678,183
Nielsen Holdings PLC (United Kingdom)	48,269	1,213,965
Republic Services, Inc.	18,225	1,810,654
Robert Half International, Inc.	6,933	541,259

		7,197,363

Consumer Durables & Apparel — 3.2%
DR Horton, Inc.	7,015	625,177
Garmin Ltd. (Switzerland)	3,475	458,179
Hanesbrands, Inc.	101,981	2,005,966
Hasbro, Inc.	2,047	196,758
Leggett & Platt, Inc.	634	28,942
Lennar Corp., Class A	1,756	177,760
Mohawk Industries, Inc.*	7,913	1,521,749
Newell Brands, Inc.	24,441	654,530
NIKE, Inc., Class B	9,845	1,308,302
PulteGroup, Inc.	19,468	1,020,902
PVH Corp.(a)	36,779	3,887,540
Tapestry, Inc.	23,031	949,108
Whirlpool Corp.	3,054	672,949

		13,507,862

Consumer Services — 1.4%
Hilton Worldwide Holdings, Inc.*	1	121
Marriott International, Inc., Class A*	4,330	641,316
McDonald’s Corp.(a)	11,208	2,512,161
MGM Resorts International	5,751	218,480
Penn National Gaming, Inc.*	6,620	694,041
Yum! Brands, Inc.(a)	19,479	2,107,238

		6,173,357

Diversified Financials — 4.2%
American Express Co.	1,291	182,599
Ameriprise Financial, Inc.	1,899	441,423

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Berkshire Hathaway, Inc., Class B*	1,435	$366,599
BlackRock, Inc.	1,677	1,264,391
Capital One Financial Corp.	2,752	350,137
Discover Financial Services(a)	19,078	1,812,219
Franklin Resources, Inc.	34,954	1,034,638
Goldman Sachs Group, Inc. (The)(a)	7,326	2,395,602
Intercontinental Exchange, Inc.	13,547	1,512,929
Invesco Ltd. (Bermuda)	107,273	2,705,425
Moody’s Corp.	2,136	637,831
Nasdaq, Inc.	11,161	1,645,801
S&P Global, Inc.(a)	5,504	1,942,196
T Rowe Price Group, Inc.	9,825	1,685,970

		17,977,760

Energy — 3.1%
APA Corp.(a)	84,313	1,509,203
Chevron Corp.	4,088	428,382
ConocoPhillips(a)	16,566	877,501
Devon Energy Corp.	50,088	1,094,423
EOG Resources, Inc.	15,604	1,131,758
Halliburton Co.(a)	80,255	1,722,272
Kinder Morgan, Inc.(a)	32,535	541,708
Marathon Oil Corp.	90,223	963,582
Marathon Petroleum Corp.	4,584	245,198
NOV, Inc.	81,518	1,118,427
Occidental Petroleum Corp.(a)	110,943	2,953,303
Williams Cos., Inc. (The)	31,479	745,738

		13,331,495

Food & Staples Retailing — 1.3%
Kroger Co. (The)	9,242	332,620
Sysco Corp.	6,843	538,818
Walgreens Boots Alliance, Inc.	7,614	418,009
Walmart, Inc.(a)	31,283	4,249,170

		5,538,617

Food, Beverage & Tobacco — 3.9%
Altria Group, Inc.	21,079	1,078,402
Archer-Daniels-Midland Co.	12,270	699,390
Campbell Soup Co.	15,378	773,052
Coca-Cola Co. (The)(a)	41,663	2,196,057
Conagra Brands, Inc.	21,420	805,392
Constellation Brands, Inc., Class A(a)	4,584	1,045,152
General Mills, Inc.	18,153	1,113,142
Hershey Co. (The)	2,954	467,205
JM Smucker Co. (The)	9,774	1,236,704

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.	8,982	$568,561
Kraft Heinz Co. (The)(a)	41,621	1,664,840
Molson Coors Beverage Co., Class B	8,689	444,442
Mondelez International, Inc., Class A	22,487	1,316,164
Monster Beverage Corp.*	4,924	448,527
PepsiCo, Inc.	2,513	355,464
Philip Morris International, Inc.	15,563	1,381,061
Tyson Foods, Inc., Class A	14,396	1,069,623

		16,663,178

Health Care Equipment & Services — 6.0%
Abbott Laboratories	8,123	973,460
AmerisourceBergen Corp.	8,034	948,574
Anthem, Inc.	3,461	1,242,326
Baxter International, Inc.	7,103	599,067
Becton Dickinson and Co.	3,624	881,176
Cerner Corp.	6,048	434,730
CVS Health Corp.	19,696	1,481,730
Danaher Corp.	8,053	1,812,569
DaVita, Inc.*	3,471	374,070
DENTSPLY SIRONA, Inc.	11,531	735,793
HCA Healthcare, Inc.	5,551	1,045,475
Henry Schein, Inc.*	1,321	91,466
Hologic, Inc.(a)*	40,199	2,990,002
Laboratory Corp. of America Holdings*	4,118	1,050,214
McKesson Corp.	7,295	1,422,817
Medtronic PLC (Ireland)	21,097	2,492,189
Quest Diagnostics, Inc.	4,313	553,530
STERIS PLC (Ireland)	372	70,859
Stryker Corp.	4,882	1,189,158
UnitedHealth Group, Inc.(a)	8,462	3,148,456
Universal Health Services, Inc., Class B	1,342	179,009
Varian Medical Systems, Inc.*	10,755	1,898,580
West Pharmaceutical Services, Inc.	207	58,328
Zimmer Biomet Holdings, Inc.	1	160

		25,673,738

Household & Personal Products — 1.8%
Clorox Co. (The)	2,129	410,642
Colgate-Palmolive Co.	20,615	1,625,080
Estee Lauder Cos., Inc. (The), Class A	2,125	618,056
Kimberly-Clark Corp.	1,176	163,523

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)(a)	36,238	$4,907,712

		7,725,013

Insurance — 2.2%
Aflac, Inc.	7,820	400,228
Aon PLC, Class A (Ireland)	4,766	1,096,704
Arthur J Gallagher & Co.	3,605	449,796
Assurant, Inc.	2,308	327,205
Cincinnati Financial Corp.(a)	13,255	1,366,458
Hartford Financial Services Group, Inc. (The)	4,491	299,954
Loews Corp.	608	31,178
Marsh & McLennan Cos., Inc.	13,785	1,679,013
MetLife, Inc.	17,165	1,043,460
Principal Financial Group, Inc.	9,978	598,281
Progressive Corp. (The)	7,148	683,420
Prudential Financial, Inc.	10,473	954,090
Travelers Cos., Inc. (The)	3,535	531,664

		9,461,451

Materials — 5.0%
Avery Dennison Corp.	754	138,472
Celanese Corp.	2,118	317,298
CF Industries Holdings, Inc.(a)	67,559	3,065,827
Dow, Inc.	19,513	1,247,661
DuPont de Nemours, Inc.(a)	52,968	4,093,367
Eastman Chemical Co.	6,292	692,875
FMC Corp.	587	64,928
Freeport-McMoRan, Inc.	16,522	544,069
International Paper Co.	31,012	1,676,819
Linde PLC (Ireland)	5,829	1,632,936
LyondellBasell Industries NV, Class A (Netherlands)	506	52,649
Martin Marietta Materials, Inc.	3,003	1,008,467
Mosaic Co. (The)	50,820	1,606,420
Newmont Corp.	6,867	413,874
Nucor Corp.	686	55,065
PPG Industries, Inc.	10,671	1,603,424
Sealed Air Corp.	29,009	1,329,192
Sherwin-Williams Co. (The)	2,309	1,704,065

		21,247,408

Media & Entertainment — 5.6%
Activision Blizzard, Inc.	4,412	410,316
Alphabet, Inc., Class A(a)*	3,104	6,402,062

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A*	535	$330,106
Comcast Corp., Class A(a)	15,170	820,849
DISH Network Corp., Class A*	21,226	768,381
Electronic Arts, Inc.	1,928	260,993
Facebook, Inc., Class A(a)*	29,847	8,790,837
Fox Corp., Class A	8,963	323,654
Interpublic Group of Cos., Inc. (The)	32,151	938,809
Netflix, Inc.*	2,664	1,389,702
News Corp., Class A	12,779	324,970
Omnicom Group, Inc.	1,602	118,788
Take-Two Interactive Software, Inc.*	736	130,051
Twitter, Inc.*	5,519	351,174
ViacomCBS, Inc., Class B	13,074	589,637
Walt Disney Co. (The)(a)*	10,394	1,917,901

		23,868,230

Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
AbbVie, Inc.(a)	21,382	2,313,960
Alexion Pharmaceuticals, Inc.*	9,432	1,442,247
Amgen, Inc.	2,592	644,916
Biogen, Inc.*	2,993	837,292
Gilead Sciences, Inc.	22,095	1,428,000
Illumina, Inc.*	793	304,560
Incyte Corp.*	1,246	101,262
Johnson & Johnson(a)	14,355	2,359,244
Merck & Co., Inc.(a)	49,703	3,831,604
PerkinElmer, Inc.	13,794	1,769,632
Pfizer, Inc.(a)	106,509	3,858,821
Regeneron Pharmaceuticals, Inc.*	948	448,537
Thermo Fisher Scientific, Inc.(a)	5,237	2,390,062
Waters Corp.*	3,337	948,275
Zoetis, Inc.	5,033	792,597

		23,471,009

Real Estate — 2.2%
Alexandria Real Estate Equities, Inc., REIT	7,038	1,156,343
American Tower Corp., REIT	2,295	548,643
AvalonBay Communities, Inc., REIT	2,088	385,257
CBRE Group, Inc., Class A*	4,959	392,307
Crown Castle International Corp., REIT	2,364	406,915
Duke Realty Corp., REIT	9,134	382,989
Extra Space Storage, Inc., REIT	2,890	383,070

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Mid-America Apartment Communities, Inc., REIT	4,849	$700,002
Prologis, Inc., REIT	1	106
Public Storage, REIT	2,717	670,447
SBA Communications Corp., REIT	626	173,746
Simon Property Group, Inc., REIT	7,888	897,418
Welltower, Inc., REIT	7,342	525,907
Weyerhaeuser Co., REIT(a)	77,615	2,763,094

		9,386,244

Retailing — 8.3%
Advance Auto Parts, Inc.	7,121	1,306,632
Amazon.com, Inc.(a)*	4,635	14,341,061
AutoZone, Inc.*	678	952,115
Best Buy Co., Inc.	5,709	655,450
Dollar Tree, Inc.*	6,797	777,985
eBay, Inc.(a)	36,327	2,224,666
Gap, Inc. (The)	17,610	524,426
Genuine Parts Co.	16,382	1,893,595
Home Depot, Inc. (The)(a)	9,358	2,856,530
L Brands, Inc.(a)*	49,895	3,086,505
LKQ Corp.*	46,629	1,973,806
Lowe’s Cos., Inc.	7,904	1,503,183
O’Reilly Automotive, Inc.*	2,215	1,123,559
Target Corp.	7,557	1,496,815
Tractor Supply Co.	4,678	828,380

		35,544,708

Semiconductors & Semiconductor Equipment — 4.8%
Applied Materials, Inc.(a)	19,426	2,595,314
Broadcom, Inc.(a)	5,476	2,539,002
Intel Corp.(a)	49,641	3,177,024
KLA Corp.	3,491	1,153,426
Lam Research Corp.	1,100	654,764
Maxim Integrated Products, Inc.	9,903	904,837
Micron Technology, Inc.*	7,395	652,313
NVIDIA Corp.(a)	1,159	618,825
NXP Semiconductors NV (Netherlands)	9,065	1,825,147
Qorvo, Inc.*	3,676	671,605
QUALCOMM, Inc.(a)	16,743	2,219,954
Skyworks Solutions, Inc.	2,558	469,342
Teradyne, Inc.	7,191	875,001
Texas Instruments, Inc.	10,452	1,975,323

		20,331,877

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 11.3%
Accenture PLC, Class A (Ireland)	8,260	$2,281,825
Adobe, Inc.(a)*	3,616	1,718,938
ANSYS, Inc.*	502	170,459
Autodesk, Inc.*	2,610	723,362
Automatic Data Processing, Inc.	1,118	210,709
Broadridge Financial Solutions, Inc.	5,632	862,259
Cadence Design Systems, Inc.*	2,886	395,353
Cognizant Technology Solutions Corp., Class A	975	76,167
Fiserv, Inc.*	5,422	645,435
FleetCor Technologies, Inc.*	931	250,095
International Business Machines Corp.	15,869	2,114,703
Mastercard, Inc., Class A(a)	7,957	2,833,090
Microsoft Corp.(a)	83,753	19,746,445
Oracle Corp.(a)	42,020	2,948,543
Paychex, Inc.(a)	11,363	1,113,801
PayPal Holdings, Inc.(a)*	8,553	2,077,011
salesforce.com, Inc.(a)*	9,796	2,075,479
ServiceNow, Inc.*	1,257	628,638
Synopsys, Inc.*	2,270	562,461
VeriSign, Inc.*	3,968	788,680
Visa, Inc., Class A(a)	17,909	3,791,873
Western Union Co. (The)(a)	91,426	2,254,565

		48,269,891

Technology Hardware & Equipment — 3.4%
Amphenol Corp., Class A	3,181	209,851
Apple, Inc.	17,350	2,119,302
CDW Corp.	2,619	434,099
Cisco Systems, Inc.(a)	50,844	2,629,143
Corning, Inc.	20,164	877,336
F5 Networks, Inc.*	2,090	436,016
FLIR Systems, Inc.	6,974	393,822
HP, Inc.	53,116	1,686,433
Juniper Networks, Inc.	53,406	1,352,774
NetApp, Inc.	18,369	1,334,875
Seagate Technology PLC (Ireland)	16,128	1,237,824
TE Connectivity Ltd. (Switzerland)	10,029	1,294,844
Zebra Technologies Corp., Class A*	1,092	529,817

		14,536,136

Telecommunication Services — 1.4%
AT&T, Inc.(a)	115,084	3,483,593
Lumen Technologies, Inc.	19,912	265,825
T-Mobile US, Inc.*	2,111	264,487

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.(a)	33,436	$1,944,303

		5,958,208

Transportation — 2.0%
Alaska Air Group, Inc.*	4,979	344,597
CSX Corp.	7,003	675,229
Expeditors International of
Washington, Inc.(a)	13,076	1,408,154
FedEx Corp.	5,932	1,684,925
JB Hunt Transport Services, Inc.	466	78,321
Norfolk Southern Corp.	7,592	2,038,604
Union Pacific Corp.	4,570	1,007,274
United Parcel Service, Inc., Class B	6,662	1,132,473

		8,369,577

Utilities — 2.7%
AES Corp. (The)	13,836	370,943
Dominion Energy, Inc.(a)	51,384	3,903,129
Duke Energy Corp.	13,032	1,257,979
Exelon Corp.	19,210	840,245
NextEra Energy, Inc.	555	41,964
NiSource, Inc.	56,156	1,353,921
NRG Energy, Inc.(a)	92,559	3,492,251
Public Service Enterprise Group, Inc.	2,997	180,449
Southern Co. (The)	3,010	187,102

		11,627,983

TOTAL COMMON STOCKS (Cost $295,030,560)		404,092,368

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%		23,001,582

NET ASSETS - 100%		$427,093,950

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Over-the-counter total return swaps outstanding as of March 31, 2021

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 29, 2024 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 4.3% of net assets as of March 31, 2021.

The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2021:

Total Return Swaps

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	3,752	$527,523	$517,401	$(9,618)
BorgWarner, Inc.	Morgan Stanley	451	10,977	20,908	10,198
Ford Motor Co.	Morgan Stanley	106,657	1,239,048	1,306,548	68,754
General Motors Co.	Morgan Stanley	31,122	1,172,471	1,788,270	616,982

		141,982	2,950,019	3,633,127	686,316

Banks
Bank of America Corp.	Morgan Stanley	56,712	1,417,872	2,194,187	805,717
Citigroup, Inc.	Morgan Stanley	1,813	75,591	131,896	59,330
Fifth Third Bancorp	Morgan Stanley	46,242	937,312	1,731,763	838,223
First Republic Bank	Morgan Stanley	8,719	1,267,856	1,453,893	188,903
JPMorgan Chase & Co.	Morgan Stanley	14,153	1,622,326	2,154,511	550,649
PNC Financial Services Group, Inc. (The)	Morgan Stanley	8,817	1,039,514	1,546,590	532,378
SVB Financial Group	Morgan Stanley	3,080	1,088,299	1,520,473	433,268
Truist Financial Corp.	Morgan Stanley	1,025	27,891	59,778	35,159
US Bancorp	Morgan Stanley	5,144	167,869	284,515	125,412
Wells Fargo & Co.	Morgan Stanley	66,189	1,505,093	2,586,004	1,097,254

		211,894	9,149,623	13,663,610	4,666,293

Capital Goods
3M Co.	Morgan Stanley	12,240	1,892,878	2,358,403	518,835
AMETEK, Inc.	Morgan Stanley	7,545	539,563	963,723	429,856
Carrier Global Corp.	Morgan Stanley	4,878	81,215	205,949	125,916
Caterpillar, Inc.	Morgan Stanley	3,015	521,875	699,088	182,473
Cummins, Inc.	Morgan Stanley	6,639	1,182,471	1,720,231	571,061
Deere & Co.	Morgan Stanley	3,274	662,915	1,224,934	570,354
Dover Corp.	Morgan Stanley	7,692	679,457	1,054,804	392,038
Eaton Corp. PLC (Ireland)	Morgan Stanley	9,960	789,765	1,377,269	612,932
Emerson Electric Co.	Morgan Stanley	18,753	1,198,453	1,691,896	517,889
Fortive Corp.	Morgan Stanley	20,128	1,244,007	1,421,842	190,549
Fortune Brands Home & Security, Inc.	Morgan Stanley	9,067	538,468	868,800	359,001
General Dynamics Corp.	Morgan Stanley	8,828	1,298,393	1,602,812	315,608
Honeywell International, Inc.	Morgan Stanley	6,168	759,817	1,338,888	611,478
Howmet Aerospace, Inc.	Morgan Stanley	97,240	1,257,705	3,124,321	1,903,569

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Johnson Controls International PLC (Ireland)	Morgan Stanley	27,861	$1,135,173	$1,662,466	$547,796
L3Harris Technologies, Inc.	Morgan Stanley	3,402	651,326	689,517	39,507
Lockheed Martin Corp.	Morgan Stanley	3,760	1,309,040	1,389,320	94,983
Masco Corp.	Morgan Stanley	16,163	635,677	968,164	373,432
Northrop Grumman Corp.	Morgan Stanley	3,740	1,134,892	1,210,414	79,199
Otis Worldwide Corp.	Morgan Stanley	1,714	82,032	117,323	36,696
PACCAR, Inc.	Morgan Stanley	823	69,832	76,473	9,061
Parker-Hannifin Corp.	Morgan Stanley	5,843	1,640,441	1,843,058	207,839
Pentair PLC (Ireland)	Morgan Stanley	27,388	1,114,336	1,706,820	614,967
Quanta Services, Inc.	Morgan Stanley	9,565	314,172	841,529	557,989
Roper Technologies, Inc.	Morgan Stanley	652	252,098	262,978	12,076
Snap-on, Inc.	Morgan Stanley	13,712	1,587,456	3,163,907	1,641,420
Stanley Black & Decker, Inc.	Morgan Stanley	6,227	1,176,181	1,243,345	69,717
Trane Technologies PLC (Ireland)	Morgan Stanley	8,622	869,710	1,427,458	572,814
TransDigm Group, Inc.	Morgan Stanley	4,299	1,388,639	2,527,468	1,140,240
United Rentals, Inc.	Morgan Stanley	6,068	916,890	1,998,253	1,108,630
WW Grainger, Inc.	Morgan Stanley	1,050	311,953	420,977	118,452

		356,316	27,236,830	41,202,430	14,526,377

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	3,997	782,120	1,364,216	598,813
IHS Markit Ltd. (Bermuda)	Morgan Stanley	4,647	309,637	449,737	142,833
Jacobs Engineering Group, Inc.	Morgan Stanley	13,246	1,644,101	1,712,310	69,890
Nielsen Holdings PLC (United Kingdom).	Morgan Stanley	49,233	871,453	1,238,210	370,904
Republic Services, Inc.	Morgan Stanley	18,683	1,572,833	1,856,156	310,378
Robert Half International, Inc.	Morgan Stanley	7,084	360,974	553,048	203,754

		96,890	5,541,118	7,173,677	1,696,572

Consumer Durables & Apparel
DR Horton, Inc.	Morgan Stanley	4,556	304,392	406,031	103,265
Garmin Ltd. (Switzerland)	Morgan Stanley	3,657	337,432	482,175	150,935
Hanesbrands, Inc.	Morgan Stanley	97,958	1,197,321	1,926,834	767,614
Hasbro, Inc.	Morgan Stanley	2,329	213,662	223,864	10,530
Leggett & Platt, Inc.	Morgan Stanley	648	15,000	29,581	16,522
Lennar Corp., Class A	Morgan Stanley	2,011	103,898	203,574	101,522
Mohawk Industries, Inc.	Morgan Stanley	7,380	601,148	1,419,248	818,681
Newell Brands, Inc.	Morgan Stanley	25,054	431,438	670,946	258,271
NIKE, Inc., Class B	Morgan Stanley	9,580	978,391	1,273,086	303,384
PulteGroup, Inc.	Morgan Stanley	19,861	523,573	1,041,511	586,798
PVH Corp.	Morgan Stanley	38,004	1,721,326	4,017,023	2,330,203
Tapestry, Inc.	Morgan Stanley	46,206	1,724,506	1,904,149	181,191
Whirlpool Corp.	Morgan Stanley	3,114	289,977	686,170	411,931

		260,358	8,442,064	14,284,192	6,040,847

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services
Hilton Worldwide Holdings, Inc.	Morgan Stanley	1	$106	$121	$(37)
Marriott International, Inc., Class A	Morgan Stanley	4,670	635,412	691,674	56,879
McDonald’s Corp.	Morgan Stanley	11,731	2,137,269	2,629,386	549,339
MGM Resorts International	Morgan Stanley	16,424	128,607	623,948	591,299
Penn National Gaming, Inc.	Morgan Stanley	6,752	717,917	707,880	(9,333)
Yum! Brands, Inc.	Morgan Stanley	20,085	1,680,457	2,172,795	523,119

		59,663	5,299,768	6,825,804	1,711,266

Diversified Financials
American Express Co.	Morgan Stanley	1,229	92,282	173,830	86,596
Ameriprise Financial, Inc.	Morgan Stanley	1,937	447,822	450,256	2,853
Berkshire Hathaway, Inc., Class B	Morgan Stanley	28,311	5,618,130	7,232,611	1,620,348
BlackRock, Inc.	Morgan Stanley	4,199	2,166,517	3,165,878	1,101,478
Capital One Financial Corp.	Morgan Stanley	2,807	358,103	357,135	(643)
Discover Financial Services	Morgan Stanley	13,739	606,994	1,305,068	730,007
Franklin Resources, Inc.	Morgan Stanley	26,944	561,801	797,542	258,819
Goldman Sachs Group, Inc. (The)	Morgan Stanley	7,743	1,402,323	2,531,961	1,162,341
Intercontinental Exchange, Inc.	Morgan Stanley	13,911	1,337,147	1,553,580	227,535
Invesco Ltd. (Bermuda)	Morgan Stanley	112,962	936,201	2,848,902	2,088,934
Moody’s Corp.	Morgan Stanley	2,205	642,238	658,435	16,558
Nasdaq, Inc.	Morgan Stanley	12,426	1,399,444	1,832,338	463,066
S&P Global, Inc.	Morgan Stanley	5,585	1,789,163	1,970,779	191,072
T Rowe Price Group, Inc.	Morgan Stanley	10,033	1,268,509	1,721,663	489,027

		244,031	18,626,674	26,599,978	8,437,991

Energy
APA Corp.	Morgan Stanley	84,673	441,738	1,515,647	1,086,124
Chevron Corp.	Morgan Stanley	1,597	87,917	167,350	87,713
ConocoPhillips	Morgan Stanley	17,651	523,913	934,973	420,548
Devon Energy Corp.	Morgan Stanley	55,930	1,256,864	1,222,071	(29,995)
EOG Resources, Inc.	Morgan Stanley	15,923	556,382	1,154,895	605,019
Halliburton Co.	Morgan Stanley	77,637	902,970	1,666,090	772,968
Kinder Morgan, Inc.	Morgan Stanley	36,356	450,283	605,327	192,270
Marathon Oil Corp.	Morgan Stanley	92,048	964,674	983,073	19,163
Marathon Petroleum Corp.	Morgan Stanley	4,659	124,534	249,210	147,327
NOV, Inc.	Morgan Stanley	83,251	754,923	1,142,204	388,023
Occidental Petroleum Corp.	Morgan Stanley	113,235	3,201,270	3,014,316	(185,032)
Phillips 66.	Morgan Stanley	2	87	163	6,140
Williams Cos., Inc. (The)	Morgan Stanley	32,119	631,629	760,899	162,500

		615,081	9,897,184	13,416,218	3,672,768

Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	9,167	288,951	329,920	53,067
Sysco Corp.	Morgan Stanley	6,975	313,296	549,212	248,385
Walgreens Boots Alliance, Inc.	Morgan Stanley	7,773	367,044	426,738	62,203

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food & Staples Retailing — (continued)
Walmart, Inc.	Morgan Stanley	25,421	$2,993,017	$3,452,934	$530,322

		49,336	3,962,308	4,758,804	893,977

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	16,645	635,231	851,558	275,856
Archer-Daniels-Midland Co.	Morgan Stanley	6,881	284,706	392,217	114,673
Campbell Soup Co.	Morgan Stanley	16,970	785,816	853,082	87,456
Coca-Cola Co. (The)	Morgan Stanley	43,377	2,064,935	2,286,402	270,120
Conagra Brands, Inc.	Morgan Stanley	27,864	987,919	1,047,686	66,806
Constellation Brands, Inc., Class A	Morgan Stanley	5,137	829,634	1,171,236	379,251
General Mills, Inc.	Morgan Stanley	19,032	1,082,201	1,167,042	104,745
Hershey Co. (The)	Morgan Stanley	3,476	528,272	549,764	22,696
JM Smucker Co. (The)	Morgan Stanley	10,136	1,128,628	1,282,508	184,175
Kellogg Co.	Morgan Stanley	11,702	731,003	740,737	19,593
Kraft Heinz Co. (The)	Morgan Stanley	40,310	1,324,780	1,612,400	323,695
Molson Coors Beverage Co., Class B	Morgan Stanley	8,905	326,567	455,491	129,416
Mondelez International, Inc., Class A	Morgan Stanley	22,918	1,274,481	1,341,391	75,238
Monster Beverage Corp.	Morgan Stanley	5,018	444,611	457,090	12,895
PepsiCo, Inc.	Morgan Stanley	4,060	500,645	574,287	109,475
Philip Morris International, Inc.	Morgan Stanley	16,652	1,239,855	1,477,698	290,256
Tyson Foods, Inc., Class A	Morgan Stanley	14,554	818,069	1,081,362	282,648

		273,637	14,987,353	17,341,951	2,748,994

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	16,058	1,272,145	1,924,391	726,271
AmerisourceBergen Corp.	Morgan Stanley	10,208	1,042,600	1,205,259	167,496
Anthem, Inc.	Morgan Stanley	3,081	606,488	1,105,925	512,481
Baxter International, Inc.	Morgan Stanley	17,478	1,361,603	1,474,095	132,111
Becton Dickinson and Co.	Morgan Stanley	8,760	2,204,919	2,129,994	(71,831)
Cerner Corp.	Morgan Stanley	7,770	577,359	558,508	(18,295)
CVS Health Corp.	Morgan Stanley	19,983	1,216,068	1,503,321	314,617
Danaher Corp.	Morgan Stanley	7,426	1,565,713	1,671,444	114,509
DaVita, Inc.	Morgan Stanley	5,212	386,126	561,697	175,925
DENTSPLY SIRONA, Inc.	Morgan Stanley	11,745	515,762	749,448	237,386
HCA Healthcare, Inc.	Morgan Stanley	5,921	1,050,274	1,115,161	66,754
Henry Schein, Inc.	Morgan Stanley	2,524	151,241	174,762	31,815
Hologic, Inc.	Morgan Stanley	36,033	2,210,454	2,680,135	471,957
Laboratory Corp. of America Holdings	Morgan Stanley	4,258	1,027,511	1,085,918	59,437
McKesson Corp.	Morgan Stanley	7,604	1,296,541	1,483,084	192,728
Medtronic PLC (Ireland)	Morgan Stanley	21,542	2,140,470	2,544,756	447,294
Quest Diagnostics, Inc.	Morgan Stanley	3,804	327,521	488,205	167,826
STERIS PLC (Ireland)	Morgan Stanley	363	54,367	69,144	15,238
Stryker Corp.	Morgan Stanley	4,984	1,171,898	1,214,003	46,371
UnitedHealth Group, Inc.	Morgan Stanley	9,162	2,816,798	3,408,905	631,213
Universal Health Services, Inc., Class B	Morgan Stanley	1,369	128,060	182,611	55,010

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Varian Medical Systems, Inc.	Morgan Stanley	10,968	$1,900,461	$1,936,181	$37,670
West Pharmaceutical Services, Inc.	Morgan Stanley	213	42,275	60,019	17,843
Zimmer Biomet Holdings, Inc.	Morgan Stanley	1	111	160	(2)

		216,467	25,066,765	29,327,126	4,531,824

Household & Personal Products
Clorox Co. (The)	Morgan Stanley	2,375	442,801	458,090	15,703
Colgate-Palmolive Co.	Morgan Stanley	16,199	1,149,719	1,276,967	149,436
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	2,387	474,974	694,259	222,238
Kimberly-Clark Corp.	Morgan Stanley	1,290	171,212	179,375	15,216
Procter & Gamble Co. (The)	Morgan Stanley	8,563	1,040,319	1,159,687	131,696

		30,814	3,279,025	3,768,378	534,289

Insurance
Aflac, Inc.	Morgan Stanley	4,308	188,400	220,483	34,095
Aon PLC, Class A (Ireland)	Morgan Stanley	4,149	798,458	954,726	165,520
Arthur J Gallagher & Co.	Morgan Stanley	4,017	455,089	501,201	48,689
Assurant, Inc.	Morgan Stanley	1,894	256,174	268,512	13,191
Cincinnati Financial Corp.	Morgan Stanley	11,310	616,184	1,165,948	577,844
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	4,553	164,517	304,095	144,813
Loews Corp.	Morgan Stanley	622	17,799	31,896	14,218
Marsh & McLennan Cos., Inc.	Morgan Stanley	14,235	1,450,341	1,733,823	295,823
MetLife, Inc.	Morgan Stanley	18,171	577,966	1,104,615	574,323
Principal Financial Group, Inc.	Morgan Stanley	10,176	600,446	610,153	10,287
Progressive Corp. (The)	Morgan Stanley	7,557	675,567	722,525	58,253
Prudential Financial, Inc.	Morgan Stanley	10,678	523,353	972,766	510,466
Travelers Cos., Inc. (The)	Morgan Stanley	3,599	354,663	541,290	198,267

		95,269	6,678,957	9,132,033	2,645,789

Materials
Avery Dennison Corp.	Morgan Stanley	571	90,545	104,864	14,678
Celanese Corp.	Morgan Stanley	869	64,569	130,185	67,400
CF Industries Holdings, Inc.	Morgan Stanley	16,749	475,068	760,070	299,214
Dow, Inc.	Morgan Stanley	17,666	889,056	1,129,564	262,967
DuPont de Nemours, Inc.	Morgan Stanley	49,219	1,785,394	3,803,644	2,107,366
Eastman Chemical Co.	Morgan Stanley	6,469	389,482	712,366	340,776
FMC Corp.	Morgan Stanley	949	76,827	104,969	29,916
Freeport-McMoRan, Inc.	Morgan Stanley	25,244	509,288	831,285	322,825
International Paper Co.	Morgan Stanley	31,518	1,161,580	1,704,178	592,106
Linde PLC (Ireland)	Morgan Stanley	5,944	1,032,866	1,665,152	663,836
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	525	23,983	54,626	37,571
Martin Marietta Materials, Inc.	Morgan Stanley	3,038	753,787	1,020,221	270,540
Mosaic Co. (The)	Morgan Stanley	57,539	1,033,120	1,818,808	794,986
Newmont Corp.	Morgan Stanley	7,379	435,427	444,732	15,439

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Nucor Corp.	Morgan Stanley	1,330	$56,062	$106,759	$53,381
PPG Industries, Inc.	Morgan Stanley	10,895	1,001,797	1,637,083	656,066
Sealed Air Corp.	Morgan Stanley	29,567	696,877	1,354,760	703,561
Sherwin-Williams Co. (The)	Morgan Stanley	2,474	1,722,768	1,825,837	107,967

		267,945	12,198,496	19,209,103	7,340,595

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	4,916	348,882	457,188	108,622
Alphabet, Inc., Class A	Morgan Stanley	5,731	6,937,837	11,820,302	4,894,699
Charter Communications, Inc., Class A	Morgan Stanley	4,074	1,675,762	2,513,739	839,690
Comcast Corp., Class A	Morgan Stanley	9,035	308,807	488,884	269,601
DISH Network Corp., Class A	Morgan Stanley	21,655	777,113	783,911	7,565
Electronic Arts, Inc.	Morgan Stanley	1,566	186,215	211,989	26,432
Facebook, Inc., Class A	Morgan Stanley	10,950	2,211,564	3,225,104	1,018,413
Fox Corp., Class A	Morgan Stanley	9,044	386,923	326,579	(83,295)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	32,683	642,412	954,344	330,577
Netflix, Inc.	Morgan Stanley	2,661	1,123,694	1,388,137	265,575
News Corp., Class A	Morgan Stanley	13,512	324,052	343,610	20,628
Omnicom Group, Inc.	Morgan Stanley	2,178	135,477	161,499	28,747
Take-Two Interactive Software, Inc.	Morgan Stanley	650	87,626	114,855	27,269
Twitter, Inc.	Morgan Stanley	4,902	150,633	311,914	161,388
ViacomCBS, Inc., Class B	Morgan Stanley	13,336	597,177	601,454	4,854
Walt Disney Co. (The)	Morgan Stanley	9,545	898,271	1,761,243	862,121

		146,438	16,792,445	25,464,752	8,782,886

Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	14,909	1,471,973	1,613,452	157,097
Alexion Pharmaceuticals, Inc.	Morgan Stanley	7,699	881,280	1,177,254	296,850
Amgen, Inc.	Morgan Stanley	4,447	1,006,077	1,106,458	122,445
Biogen, Inc.	Morgan Stanley	5,872	1,435,642	1,642,692	208,510
Gilead Sciences, Inc.	Morgan Stanley	26,799	1,675,692	1,732,019	101,893
Illumina, Inc.	Morgan Stanley	966	351,340	371,002	19,980
Incyte Corp.	Morgan Stanley	1,399	138,169	113,697	(24,379)
Johnson & Johnson	Morgan Stanley	36,259	4,856,121	5,959,167	1,308,594
Merck & Co., Inc.	Morgan Stanley	39,329	2,917,111	3,031,873	174,255
PerkinElmer, Inc.	Morgan Stanley	17,900	2,107,059	2,296,391	192,944
Pfizer, Inc.	Morgan Stanley	108,645	3,554,000	3,936,208	451,065
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	554	271,728	262,120	(9,374)
Thermo Fisher Scientific, Inc.	Morgan Stanley	4,746	2,032,010	2,165,979	138,424
Waters Corp.	Morgan Stanley	3,405	935,742	967,599	32,790
Zoetis, Inc.	Morgan Stanley	5,129	789,163	807,715	19,331

		278,058	24,423,107	27,183,626	3,190,425

Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	6,374	1,001,931	1,047,248	64,691

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Real Estate — (continued)
American Tower Corp., REIT	Morgan Stanley	3,054	$765,451	$730,089	$(25,839)
AvalonBay Communities, Inc., REIT	Morgan Stanley	2,638	420,345	486,737	78,560
CBRE Group, Inc., Class A	Morgan Stanley	4,865	246,538	384,870	149,557
Crown Castle International Corp., REIT	Morgan Stanley	2,829	471,982	486,956	27,819
Duke Realty Corp., REIT	Morgan Stanley	9,796	394,533	410,746	16,577
Extra Space Storage, Inc., REIT	Morgan Stanley	2,948	380,959	390,757	10,661
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	5,059	659,323	730,317	76,761
Prologis, Inc., REIT	Morgan Stanley	1	97	106	(40)
Public Storage, REIT	Morgan Stanley	3,058	666,647	754,592	97,005
SBA Communications Corp., REIT	Morgan Stanley	697	211,765	193,452	(17,188)
Simon Property Group, Inc., REIT	Morgan Stanley	7,905	458,614	899,352	466,793
Welltower, Inc., REIT	Morgan Stanley	7,477	342,826	535,578	208,070
Weyerhaeuser Co., REIT	Morgan Stanley	79,214	1,379,906	2,820,018	1,564,329

		135,915	7,400,917	9,870,818	2,717,756

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	8,132	1,267,231	1,492,141	229,700
Amazon.com, Inc.	Morgan Stanley	2,576	5,823,543	7,970,350	2,152,799
AutoZone, Inc.	Morgan Stanley	598	607,473	839,771	232,862
Best Buy Co., Inc.	Morgan Stanley	6,905	536,044	792,763	272,550
Dollar Tree, Inc.	Morgan Stanley	6,931	777,417	793,322	16,672
eBay, Inc.	Morgan Stanley	39,213	1,204,869	2,401,404	1,251,685
Gap, Inc. (The)	Morgan Stanley	17,836	103,302	531,156	427,910
Genuine Parts Co.	Morgan Stanley	17,395	1,620,548	2,010,688	419,434
Home Depot, Inc. (The)	Morgan Stanley	4,049	971,390	1,235,957	279,886
L Brands, Inc.	Morgan Stanley	38,253	1,562,004	2,366,331	806,003
LKQ Corp.	Morgan Stanley	46,990	1,150,074	1,989,087	840,172
Lowe’s Cos., Inc.	Morgan Stanley	8,462	1,084,258	1,609,303	538,726
O’Reilly Automotive, Inc.	Morgan Stanley	1,759	772,945	892,253	120,070
Target Corp.	Morgan Stanley	7,582	1,201,981	1,501,767	329,712
Tractor Supply Co.	Morgan Stanley	4,836	593,805	856,359	269,225

		211,517	19,276,884	27,282,652	8,187,406

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	10,424	469,563	1,392,646	962,119
Broadcom, Inc.	Morgan Stanley	2,888	1,044,769	1,339,050	318,399
Intel Corp.	Morgan Stanley	58,322	3,044,990	3,732,608	768,662
KLA Corp.	Morgan Stanley	4,603	1,136,982	1,520,831	403,727
Lam Research Corp.	Morgan Stanley	947	255,460	563,692	313,230
Maxim Integrated Products, Inc.	Morgan Stanley	11,052	801,003	1,009,821	209,610
Micron Technology, Inc.	Morgan Stanley	6,919	324,110	610,325	286,504
NVIDIA Corp.	Morgan Stanley	628	234,321	335,308	101,556
NXP Semiconductors NV (Netherlands)	Morgan Stanley	9,251	1,801,322	1,862,596	62,303
Qorvo, Inc.	Morgan Stanley	5,223	741,221	954,242	214,884

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
QUALCOMM, Inc.	Morgan Stanley	23,772	$3,358,709	$3,151,929	$(188,109)
Skyworks Solutions, Inc.	Morgan Stanley	2,608	220,245	478,516	263,510
Teradyne, Inc.	Morgan Stanley	8,486	961,846	1,032,576	71,883
Texas Instruments, Inc.	Morgan Stanley	10,670	1,595,551	2,016,523	440,547

		155,793	15,990,092	20,000,663	4,228,825

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	4,535	891,678	1,252,794	372,056
Adobe, Inc.	Morgan Stanley	2,130	716,668	1,012,538	296,573
ANSYS, Inc.	Morgan Stanley	553	158,153	187,777	29,738
Autodesk, Inc.	Morgan Stanley	35	9,201	9,700	456
Automatic Data Processing, Inc.	Morgan Stanley	1,382	254,946	260,466	6,277
Broadridge Financial Solutions, Inc.	Morgan Stanley	5,191	733,477	794,742	67,690
Cadence Design Systems, Inc.	Morgan Stanley	2,861	270,340	391,928	122,073
Cognizant Technology Solutions Corp., Class A	Morgan Stanley	5,410	331,339	422,629	99,368
Fiserv, Inc.	Morgan Stanley	5,534	680,352	658,767	(20,920)
FleetCor Technologies, Inc.	Morgan Stanley	950	199,873	255,199	55,484
International Business Machines Corp.	Morgan Stanley	16,412	1,847,182	2,187,063	411,579
Mastercard, Inc., Class A	Morgan Stanley	4,031	1,164,035	1,435,238	276,788
Microsoft Corp.	Morgan Stanley	24,304	4,646,504	5,730,154	1,155,606
Oracle Corp.	Morgan Stanley	46,921	2,243,591	3,292,447	1,091,806
Paychex, Inc.	Morgan Stanley	11,539	724,007	1,131,053	545,884
PayPal Holdings, Inc.	Morgan Stanley	8,682	1,309,580	2,108,337	800,084
salesforce.com, Inc.	Morgan Stanley	6,504	1,091,698	1,378,002	287,403
ServiceNow, Inc.	Morgan Stanley	1,102	423,205	551,121	128,309
Synopsys, Inc.	Morgan Stanley	2,167	441,553	536,939	97,024
VeriSign, Inc.	Morgan Stanley	4,045	786,863	803,984	16,951
Visa, Inc., Class A	Morgan Stanley	12,962	2,475,442	2,744,444	286,951
Western Union Co. (The)	Morgan Stanley	77,230	1,690,246	1,904,492	249,802

		244,480	23,089,933	29,049,814	6,376,982

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	2,370	91,619	156,349	75,449
Apple, Inc.	Morgan Stanley	196,370	11,343,578	23,986,596	12,882,140
CDW Corp.	Morgan Stanley	2,950	328,994	488,963	162,937
Cisco Systems, Inc.	Morgan Stanley	74,065	3,062,347	3,829,901	837,125
Corning, Inc.	Morgan Stanley	20,580	846,087	895,436	50,187
F5 Networks, Inc.	Morgan Stanley	2,261	208,368	471,690	263,489
FLIR Systems, Inc.	Morgan Stanley	6,201	205,778	350,170	187,121
HP, Inc.	Morgan Stanley	98,969	1,637,577	3,142,266	1,567,345
Juniper Networks, Inc.	Morgan Stanley	69,875	1,484,274	1,769,934	330,474
NetApp, Inc.	Morgan Stanley	18,885	790,884	1,372,373	600,400
Seagate Technology PLC (Ireland)	Morgan Stanley	16,442	767,210	1,261,924	526,265
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	9,954	599,163	1,285,161	744,747

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Zebra Technologies Corp., Class A	Morgan Stanley	1,115	$524,249	$540,976	$17,227

		520,037	21,890,128	39,551,739	18,244,906

Telecommunication Services
AT&T, Inc.	Morgan Stanley	7,002	202,873	211,951	12,003
Lumen Technologies, Inc.	Morgan Stanley	24,453	280,687	326,448	50,001
T-Mobile US, Inc.	Morgan Stanley	2,660	248,662	333,271	84,819
Verizon Communications, Inc.	Morgan Stanley	30,967	1,639,134	1,800,731	229,992

		65,082	2,371,356	2,672,401	376,815

Transportation
Alaska Air Group, Inc.	Morgan Stanley	3,396	81,863	235,037	165,280
CSX Corp.	Morgan Stanley	6,791	372,903	654,788	289,358
Expeditors International of Washington, Inc.	Morgan Stanley	12,134	873,691	1,306,710	447,603
FedEx Corp.	Morgan Stanley	6,054	1,650,658	1,719,578	70,607
JB Hunt Transport Services, Inc.	Morgan Stanley	474	59,734	79,665	20,260
Norfolk Southern Corp.	Morgan Stanley	5,160	875,417	1,385,563	529,082
Union Pacific Corp.	Morgan Stanley	4,886	1,000,546	1,076,923	80,203
United Parcel Service, Inc., Class B	Morgan Stanley	6,817	1,099,387	1,158,822	62,380

		45,712	6,014,199	7,617,086	1,664,773

Utilities
AES Corp. (The)	Morgan Stanley	14,443	369,984	387,217	18,226
Dominion Energy, Inc.	Morgan Stanley	63,940	4,494,559	4,856,882	422,723
Duke Energy Corp.	Morgan Stanley	13,181	1,119,951	1,272,362	175,563
Exelon Corp.	Morgan Stanley	20,194	834,752	883,286	52,968
NextEra Energy, Inc.	Morgan Stanley	569	41,858	43,022	1,185
NiSource, Inc.	Morgan Stanley	57,191	1,262,178	1,378,875	119,509
NRG Energy, Inc.	Morgan Stanley	96,696	2,855,935	3,648,340	878,214
Public Service Enterprise Group, Inc.	Morgan Stanley	3,049	174,953	183,580	28,765
Southern Co. (The)	Morgan Stanley	3,870	214,850	240,559	44,709

		273,133	11,369,020	12,894,123	1,741,862

Total Reference Entity — Long			301,934,265	411,924,105	115,646,534

Short
Banks
Citizens Financial Group, Inc.	Morgan Stanley	(13,633)	(590,633)	(601,897)	(29,670)
Comerica, Inc.	Morgan Stanley	(18,652)	(1,134,586)	(1,338,095)	(257,221)
Huntington Bancshares, Inc.	Morgan Stanley	(65,023)	(961,375)	(1,022,162)	(105,902)
KeyCorp.	Morgan Stanley	(77,970)	(1,548,720)	(1,557,841)	(67,938)
M&T Bank Corp.	Morgan Stanley	(16,144)	(2,703,548)	(2,447,592)	172,777
People’s United Financial, Inc.	Morgan Stanley	(104,609)	(1,220,415)	(1,872,501)	(706,041)
Regions Financial Corp.	Morgan Stanley	(31,028)	(603,299)	(641,039)	(53,338)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Banks — (continued)
Zions Bancorp NA	Morgan Stanley	(17,888)	$(922,033)	$(983,125)	$(81,365)

		(344,947)	(9,684,609)	(10,464,252)	(1,128,698)

Capital Goods
A.O. Smith Corp.	Morgan Stanley	(8,486)	(466,092)	(573,739)	(139,408)
Allegion PLC (Ireland)	Morgan Stanley	(23,114)	(2,448,563)	(2,903,581)	(489,214)
Boeing Co. (The)	Morgan Stanley	(11,237)	(3,748,320)	(2,862,289)	824,421
Fastenal Co.	Morgan Stanley	(38,300)	(1,784,637)	(1,925,724)	(172,579)
Generac Holdings, Inc.	Morgan Stanley	(7,325)	(2,261,112)	(2,398,571)	(145,589)
General Electric Co.	Morgan Stanley	(134,171)	(1,619,224)	(1,761,665)	(153,507)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(5,858)	(1,120,695)	(1,205,869)	(132,964)
IDEX Corp.	Morgan Stanley	(11,662)	(2,279,661)	(2,441,090)	(172,845)
Illinois Tool Works, Inc.	Morgan Stanley	(470)	(101,649)	(104,114)	(3,427)
Ingersoll Rand, Inc.	Morgan Stanley	(117,268)	(4,081,909)	(5,770,758)	(1,710,150)
Raytheon Technologies Corp.	Morgan Stanley	(57,515)	(4,387,111)	(4,444,184)	(72,796)
Rockwell Automation, Inc.	Morgan Stanley	(7,409)	(1,863,890)	(1,966,645)	(114,934)
Teledyne Technologies, Inc.	Morgan Stanley	(7,744)	(2,946,263)	(3,203,306)	(267,620)
Textron, Inc.	Morgan Stanley	(41,883)	(2,068,126)	(2,348,799)	(321,837)
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	(27,031)	(1,885,451)	(2,139,774)	(271,908)
Xylem, Inc.	Morgan Stanley	(23,678)	(2,129,198)	(2,490,452)	(407,933)

		(523,151)	(35,191,901)	(38,540,560)	(3,752,290)

Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(21,329)	(2,362,626)	(2,316,543)	37,591
Equifax, Inc.	Morgan Stanley	(14,656)	(2,561,030)	(2,654,641)	(108,307)
Rollins, Inc.	Morgan Stanley	(68,156)	(2,294,669)	(2,345,930)	(69,720)
Verisk Analytics, Inc.	Morgan Stanley	(8,840)	(1,551,344)	(1,561,940)	(16,601)
Waste Management, Inc.	Morgan Stanley	(9,122)	(1,018,120)	(1,176,920)	(192,531)

		(122,103)	(9,787,789)	(10,055,974)	(349,568)

Consumer Durables & Apparel
NVR, Inc.	Morgan Stanley	(572)	(2,291,523)	(2,694,652)	(422,525)
Ralph Lauren Corp.	Morgan Stanley	(48,950)	(4,055,913)	(6,028,682)	(1,987,310)
Under Armour, Inc., Class C	Morgan Stanley	(93,699)	(1,584,830)	(1,729,684)	(177,340)
VF Corp.	Morgan Stanley	(31,387)	(2,549,754)	(2,508,449)	11,981

		(174,608)	(10,482,020)	(12,961,467)	(2,575,194)

Consumer Services
Caesars Entertainment, Inc.	Morgan Stanley	(25,336)	(2,180,226)	(2,215,633)	(43,248)
Carnival Corp. (Panama)	Morgan Stanley	(38,304)	(1,000,122)	(1,016,588)	(20,091)
Chipotle Mexican Grill, Inc.	Morgan Stanley	(1,549)	(2,189,744)	(2,200,850)	(26,129)
Darden Restaurants, Inc.	Morgan Stanley	(11,943)	(1,519,605)	(1,695,906)	(187,951)
Domino’s Pizza, Inc.	Morgan Stanley	(6,676)	(2,638,287)	(2,455,366)	160,884
Las Vegas Sands Corp.	Morgan Stanley	(17,790)	(1,076,915)	(1,080,920)	(29,939)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(49,205)	$(1,771,590)	$(1,357,566)	$407,644
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(12,253)	(1,329,801)	(1,048,979)	268,861
Starbucks Corp.	Morgan Stanley	(4,833)	(526,333)	(528,102)	(3,701)
Wynn Resorts Ltd.	Morgan Stanley	(11,647)	(1,400,637)	(1,460,184)	(97,588)

		(179,536)	(15,633,260)	(15,060,094)	428,742

Diversified Financials
Bank of New York Mellon Corp. (The)	Morgan Stanley	(58,818)	(2,679,051)	(2,781,503)	(147,098)
Cboe Global Markets, Inc.	Morgan Stanley	(15,879)	(1,802,740)	(1,567,099)	215,160
Charles Schwab Corp. (The)	Morgan Stanley	(7,859)	(509,389)	(512,250)	(4,732)
CME Group, Inc.	Morgan Stanley	(3,987)	(846,386)	(814,265)	20,453
MarketAxess Holdings, Inc.	Morgan Stanley	(7,105)	(3,677,868)	(3,537,722)	123,619
MSCI, Inc.	Morgan Stanley	(8,538)	(3,190,772)	(3,579,813)	(418,831)
Northern Trust Corp.	Morgan Stanley	(34,953)	(3,583,483)	(3,673,910)	(205,641)
Raymond James Financial, Inc.	Morgan Stanley	(3,264)	(317,509)	(400,036)	(106,149)
State Street Corp.	Morgan Stanley	(42,843)	(3,408,817)	(3,599,240)	(307,446)
Synchrony Financial	Morgan Stanley	(3,102)	(126,437)	(126,127)	(269)

		(186,348)	(20,142,452)	(20,591,965)	(830,934)

Energy
Baker Hughes Co.	Morgan Stanley	(57,110)	(1,370,724)	(1,234,147)	129,229
Cabot Oil & Gas Corp.	Morgan Stanley	(232,806)	(4,504,812)	(4,372,097)	64,540
Diamondback Energy, Inc.	Morgan Stanley	(7,565)	(729,971)	(555,952)	149,396
Exxon Mobil Corp.	Morgan Stanley	(25,563)	(1,483,414)	(1,427,182)	50,880
Hess Corp.	Morgan Stanley	(43,181)	(2,977,555)	(3,055,488)	(126,608)
HollyFrontier Corp.	Morgan Stanley	(43,994)	(1,022,649)	(1,574,105)	(581,854)
ONEOK, Inc.	Morgan Stanley	(43,756)	(2,967,705)	(2,216,679)	464,627
Pioneer Natural Resources Co.	Morgan Stanley	(18,771)	(2,703,732)	(2,981,210)	(323,546)
Schlumberger NV (Curacao)	Morgan Stanley	(32,449)	(1,116,578)	(882,288)	213,206
Valero Energy Corp.	Morgan Stanley	(15,602)	(879,602)	(1,117,103)	(260,040)

		(520,797)	(19,756,742)	(19,416,251)	(220,170)

Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	(1,640)	(555,091)	(578,067)	(26,761)

Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(20,897)	(1,548,435)	(1,441,266)	87,667
Hormel Foods Corp.	Morgan Stanley	(86,555)	(4,182,109)	(4,135,598)	716
Lamb Weston Holdings, Inc.	Morgan Stanley	(32,057)	(2,838,387)	(2,483,776)	327,009
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(30,420)	(2,776,549)	(2,712,247)	52,131

		(169,929)	(11,345,480)	(10,772,887)	467,523

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(9,316)	(2,342,382)	(2,969,289)	(635,326)
Align Technology, Inc.	Morgan Stanley	(1,601)	(910,109)	(866,990)	41,312

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Boston Scientific Corp.	Morgan Stanley	(42,721)	$(1,679,305)	$(1,651,167)	$22,087
Cardinal Health, Inc.	Morgan Stanley	(59,955)	(3,316,877)	(3,642,266)	(401,601)
Centene Corp.	Morgan Stanley	(34,915)	(2,165,143)	(2,231,418)	(74,576)
Cigna Corp.	Morgan Stanley	(4,526)	(983,543)	(1,094,115)	(117,806)
Cooper Cos., Inc. (The)	Morgan Stanley	(6,062)	(2,112,137)	(2,328,354)	(224,116)
Dexcom, Inc.	Morgan Stanley	(13,438)	(5,223,452)	(4,829,483)	373,121
Edwards Lifesciences Corp.	Morgan Stanley	(36,371)	(2,917,856)	(3,042,070)	(135,064)
Humana, Inc.	Morgan Stanley	(2,618)	(1,065,174)	(1,097,597)	(38,112)
IDEXX Laboratories, Inc.	Morgan Stanley	(2,651)	(1,286,151)	(1,297,161)	(15,657)
Intuitive Surgical, Inc.	Morgan Stanley	(3,570)	(2,663,415)	(2,638,016)	15,833
ResMed, Inc.	Morgan Stanley	(15,165)	(2,995,466)	(2,942,313)	40,459
Teleflex, Inc.	Morgan Stanley	(7,946)	(2,945,233)	(3,301,245)	(381,286)

		(240,855)	(32,606,243)	(33,931,484)	(1,530,732)

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(26,690)	(2,326,238)	(2,331,372)	(21,936)

Insurance
Allstate Corp. (The)	Morgan Stanley	(6,262)	(692,756)	(719,504)	(34,720)
American International Group, Inc.	Morgan Stanley	(16,021)	(782,977)	(740,330)	17,825
Chubb Ltd. (Switzerland)	Morgan Stanley	(8,160)	(1,239,507)	(1,289,035)	(63,676)
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	(2,346)	(544,032)	(581,362)	(50,170)
Globe Life, Inc.	Morgan Stanley	(17,140)	(1,644,220)	(1,656,238)	(18,861)
Lincoln National Corp.	Morgan Stanley	(17,957)	(1,098,833)	(1,118,182)	(48,317)
Unum Group	Morgan Stanley	(111,649)	(3,094,564)	(3,107,192)	(100,309)
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(8,326)	(1,775,824)	(1,905,655)	(147,459)
WR Berkley Corp.	Morgan Stanley	(22,664)	(1,570,404)	(1,707,732)	(152,767)

		(210,525)	(12,443,117)	(12,825,230)	(598,454)

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(6,850)	(1,925,617)	(1,927,179)	(33,500)
Albemarle Corp.	Morgan Stanley	(27,348)	(2,945,768)	(3,995,816)	(1,122,361)
Amcor PLC (Jersey)	Morgan Stanley	(181,646)	(2,089,480)	(2,121,625)	(39,662)
Ball Corp.	Morgan Stanley	(9,790)	(885,566)	(829,605)	49,167
Corteva, Inc.	Morgan Stanley	(35,233)	(1,168,921)	(1,642,563)	(517,462)
Ecolab, Inc.	Morgan Stanley	(5,647)	(1,206,149)	(1,208,853)	(8,987)
International Flavors & Fragrances, Inc.	Morgan Stanley	(31,694)	(4,134,882)	(4,424,799)	(390,014)
Packaging Corp. of America	Morgan Stanley	(1,561)	(217,159)	(209,923)	3,155
Vulcan Materials Co.	Morgan Stanley	(12,829)	(2,118,070)	(2,164,894)	(56,728)
Westrock Co.	Morgan Stanley	(5,935)	(268,652)	(308,917)	(65,168)

		(318,533)	(16,960,264)	(18,834,174)	(2,181,560)

Media & Entertainment
Discovery, Inc., Class A	Morgan Stanley	(9,289)	(563,571)	(403,700)	157,805
Live Nation Entertainment, Inc.	Morgan Stanley	(23,668)	(1,759,586)	(2,003,496)	(256,439)

		(32,957)	(2,323,157)	(2,407,196)	(98,634)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(6,506)	$(788,475)	$(827,173)	$(41,567)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(4,320)	(2,519,589)	(2,467,454)	43,082
Bristol-Myers Squibb Co.	Morgan Stanley	(3,746)	(237,538)	(236,485)	(1,683)
Catalent, Inc.	Morgan Stanley	(35,704)	(3,345,710)	(3,759,988)	(426,282)
Eli Lilly & Co.	Morgan Stanley	(613)	(113,641)	(114,521)	(2,468)
IQVIA Holdings, Inc.	Morgan Stanley	(18,328)	(3,267,635)	(3,539,870)	(283,959)
Mettler-Toledo International, Inc.	Morgan Stanley	(555)	(649,192)	(641,408)	3,926
Perrigo Co. PLC (Ireland)	Morgan Stanley	(84,695)	(5,008,362)	(3,427,607)	1,468,329
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(18,013)	(4,687,818)	(3,870,814)	800,207
Viatris, Inc.	Morgan Stanley	(373,187)	(5,230,428)	(5,213,422)	(1,731)

		(545,667)	(25,848,388)	(24,098,742)	1,557,854

Real Estate
Boston Properties, Inc., REIT	Morgan Stanley	(13,813)	(1,371,726)	(1,398,704)	(44,842)
Digital Realty Trust, Inc., REIT	Morgan Stanley	(22,356)	(3,294,127)	(3,148,619)	69,571
Equinix, Inc., REIT	Morgan Stanley	(6,737)	(4,740,952)	(4,578,398)	102,760
Equity Residential, REIT	Morgan Stanley	(14,755)	(963,474)	(1,056,901)	(125,400)
Essex Property Trust, Inc., REIT	Morgan Stanley	(3,448)	(930,258)	(937,304)	(24,768)
Federal Realty Investment Trust, REIT	Morgan Stanley	(13,726)	(1,232,843)	(1,392,503)	(190,197)
Healthpeak Properties, Inc., REIT	Morgan Stanley	(36,976)	(1,064,963)	(1,173,618)	(142,644)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(30,184)	(476,265)	(508,600)	(39,261)
Iron Mountain, Inc., REIT	Morgan Stanley	(19,713)	(697,015)	(729,578)	(132,550)
Kimco Realty Corp., REIT	Morgan Stanley	(33,375)	(508,099)	(625,781)	(130,747)
Realty Income Corp., REIT	Morgan Stanley	(9,673)	(607,834)	(614,236)	(12,199)
Regency Centers Corp., REIT	Morgan Stanley	(20,559)	(1,360,191)	(1,165,901)	125,597
UDR, Inc., REIT	Morgan Stanley	(27,159)	(1,056,923)	(1,191,194)	(148,941)
Ventas, Inc., REIT	Morgan Stanley	(7,616)	(413,197)	(406,237)	2,004
Vornado Realty Trust, REIT	Morgan Stanley	(40,749)	(2,286,194)	(1,849,597)	355,786

		(300,839)	(21,004,061)	(20,777,171)	(335,831)

Retailing
CarMax, Inc.	Morgan Stanley	(26,823)	(2,697,357)	(3,558,339)	(889,828)
Dollar General Corp.	Morgan Stanley	(4,426)	(897,287)	(896,796)	(2,643)
Etsy, Inc.	Morgan Stanley	(21,410)	(3,801,064)	(4,317,755)	(556,862)
Expedia Group, Inc.	Morgan Stanley	(16,195)	(2,284,683)	(2,787,483)	(530,102)
Pool Corp.	Morgan Stanley	(17,051)	(5,883,491)	(5,886,687)	(39,360)
Ross Stores, Inc.	Morgan Stanley	(29,638)	(3,376,361)	(3,553,893)	(197,251)
TJX Cos., Inc. (The)	Morgan Stanley	(21,772)	(1,507,988)	(1,440,218)	61,512
Ulta Beauty, Inc.	Morgan Stanley	(425)	(146,405)	(131,397)	14,432

		(137,740)	(20,594,636)	(22,572,568)	(2,140,102)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(61,928)	(5,252,364)	(4,861,348)	372,202
Analog Devices, Inc.	Morgan Stanley	(3,483)	(552,334)	(540,144)	7,744
Enphase Energy, Inc.	Morgan Stanley	(36,229)	(7,222,517)	(5,874,895)	1,295,291
Microchip Technology, Inc.	Morgan Stanley	(8,514)	(1,300,085)	(1,321,543)	(27,720)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Monolithic Power Systems, Inc.	Morgan Stanley	(13,454)	$(5,043,836)	$(4,752,087)	$265,685
Xilinx, Inc.	Morgan Stanley	(19,409)	(2,534,778)	(2,404,775)	118,440

		(143,017)	(21,905,914)	(19,754,792)	2,031,642

Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(28,988)	(3,035,011)	(2,953,877)	69,805
Citrix Systems, Inc.	Morgan Stanley	(14,447)	(1,948,329)	(2,027,781)	(89,556)
DXC Technology Co.	Morgan Stanley	(53,371)	(1,557,077)	(1,668,377)	(123,228)
Fidelity National Information Services, Inc.	Morgan Stanley	(18,440)	(2,650,361)	(2,592,848)	33,074
Fortinet, Inc.	Morgan Stanley	(31,743)	(4,507,095)	(5,854,044)	(1,363,101)
Gartner, Inc.	Morgan Stanley	(2,926)	(537,907)	(534,141)	1,792
Global Payments, Inc.	Morgan Stanley	(14,926)	(2,820,791)	(3,008,783)	(213,756)
Jack Henry & Associates, Inc.	Morgan Stanley	(22,253)	(3,583,969)	(3,376,225)	180,729
Leidos Holdings, Inc.	Morgan Stanley	(12,228)	(1,263,552)	(1,177,312)	76,797
NortonLifeLock, Inc.	Morgan Stanley	(42,083)	(895,786)	(894,685)	(4,611)
Paycom Software, Inc.	Morgan Stanley	(6,204)	(2,267,834)	(2,295,852)	(42,313)
Tyler Technologies, Inc.	Morgan Stanley	(5,997)	(2,343,463)	(2,545,906)	(210,866)

		(253,606)	(27,411,175)	(28,929,831)	(1,685,234)

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(16,175)	(4,463,506)	(4,883,071)	(452,511)
Hewlett Packard Enterprise Co.	Morgan Stanley	(221,469)	(2,656,022)	(3,485,922)	(876,142)
IPG Photonics Corp.	Morgan Stanley	(12,966)	(2,343,158)	(2,735,048)	(463,226)
Keysight Technologies, Inc.	Morgan Stanley	(5,941)	(731,935)	(851,939)	(122,672)
Motorola Solutions, Inc.	Morgan Stanley	(4,642)	(766,091)	(872,928)	(129,161)
Trimble, Inc.	Morgan Stanley	(10,660)	(774,516)	(829,241)	(57,545)
Western Digital Corp.	Morgan Stanley	(79,975)	(5,580,612)	(5,338,331)	186,769

		(351,828)	(17,315,840)	(18,996,480)	(1,914,488)

Transportation
American Airlines Group, Inc.	Morgan Stanley	(61,821)	(1,135,509)	(1,477,522)	(346,121)
CH Robinson Worldwide, Inc.	Morgan Stanley	(37,004)	(3,546,794)	(3,531,292)	2,780
Delta Air Lines, Inc.	Morgan Stanley	(21,591)	(911,600)	(1,042,414)	(134,122)
Kansas City Southern	Morgan Stanley	(4,654)	(1,014,993)	(1,228,284)	(219,451)
Old Dominion Freight Line, Inc.	Morgan Stanley	(3,135)	(712,640)	(753,685)	(47,867)
Southwest Airlines Co.	Morgan Stanley	(18,613)	(943,492)	(1,136,510)	(196,440)
United Airlines Holdings, Inc.	Morgan Stanley	(14,449)	(975,430)	(831,395)	140,498

		(161,267)	(9,240,458)	(10,001,102)	(800,723)

Utilities
Alliant Energy Corp.	Morgan Stanley	(11,067)	(637,693)	(599,389)	24,029
Ameren Corp.	Morgan Stanley	(35,047)	(2,678,856)	(2,851,424)	(255,120)
American Electric Power Co., Inc.	Morgan Stanley	(22,676)	(2,007,348)	(1,920,657)	(891)
American Water Works Co., Inc.	Morgan Stanley	(5,234)	(786,600)	(784,681)	(3,634)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

Total Return Swaps (concluded)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Atmos Energy Corp.	Morgan Stanley	(13,142)	$(1,364,036)	$(1,299,087)	$25,934
CenterPoint Energy, Inc.	Morgan Stanley	(118,320)	(2,387,850)	(2,679,948)	(304,588)
CMS Energy Corp.	Morgan Stanley	(40,503)	(2,532,726)	(2,479,594)	195
Consolidated Edison, Inc.	Morgan Stanley	(28,956)	(2,190,319)	(2,165,909)	(24,509)
DTE Energy Co.	Morgan Stanley	(15,437)	(1,979,145)	(2,055,282)	(165,567)
Edison International	Morgan Stanley	(47,454)	(3,369,778)	(2,780,804)	396,584
Entergy Corp.	Morgan Stanley	(20,475)	(2,080,123)	(2,036,648)	(35,159)
Evergy, Inc.	Morgan Stanley	(25,091)	(1,434,066)	(1,493,667)	(66,230)
Eversource Energy	Morgan Stanley	(32,532)	(2,794,124)	(2,816,946)	(76,415)
FirstEnergy Corp.	Morgan Stanley	(48,572)	(1,558,795)	(1,684,963)	(165,850)
Pinnacle West Capital Corp.	Morgan Stanley	(32,708)	(2,829,530)	(2,660,796)	94,663
PPL Corp.	Morgan Stanley	(60,454)	(1,872,388)	(1,743,493)	52,812
Sempra Energy	Morgan Stanley	(21,430)	(2,587,426)	(2,841,189)	(302,318)
WEC Energy Group, Inc.	Morgan Stanley	(25,788)	(2,348,930)	(2,413,499)	(122,105)
Xcel Energy, Inc.	Morgan Stanley	(32,134)	(2,126,746)	(2,137,232)	(63,924)

		(637,020)	(39,566,479)	(39,445,208)	(992,093)

Total Reference Entity — Short			(382,125,314)	(393,346,867)	(16,697,641)

Net Value of Reference Entity			$(80,191,049)	$18,577,238	$98,948,893

*	Includes $180,606 related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Automobiles & Components — 2.4%
Aptiv PLC (Jersey)*	3,451	$475,893
BorgWarner, Inc.	829	38,432
Ford Motor Co.*	50,648	620,438
General Motors Co.	17,905	1,028,821

		2,163,584

Banks — 4.4%
Citigroup, Inc.	19,612	1,426,773
Fifth Third Bancorp	7,651	286,530
JPMorgan Chase & Co.	7,127	1,084,943
KeyCorp.	12,480	249,350
M&T Bank Corp.	1,252	189,816
People’s United Financial, Inc.	5,099	91,272
Regions Financial Corp.	12,284	253,787
SVB Financial Group*	663	327,297
US Bancorp	989	54,702
Zions Bancorp NA	2,098	115,306

		4,079,776

Capital Goods — 14.2%
3M Co.	5,849	1,126,985
A.O. Smith Corp.	2,069	139,885
Allegion PLC (Ireland)	154	19,345
AMETEK, Inc.	3,225	411,929
Carrier Global Corp.	11,076	467,629
Caterpillar, Inc.	2,511	582,226
Cummins, Inc.	2,186	566,414
Deere & Co.	1,706	638,283
Dover Corp.	2,121	290,853
Eaton Corp. PLC (Ireland)	4,806	664,574
Emerson Electric Co.	7,648	690,003
Fastenal Co.	3,743	188,198
Fortive Corp.	4,321	305,235
Fortune Brands Home & Security, Inc.	1,773	169,889
General Dynamics Corp.	2,922	530,518
Honeywell International, Inc.	3,676	797,949
Howmet Aerospace, Inc.*	6,328	203,319
Huntington Ingalls Industries, Inc.	502	103,337
Illinois Tool Works, Inc.	1,834	406,268
Johnson Controls International PLC (Ireland)	11,168	666,395
Lockheed Martin Corp.	1,451	536,145
Masco Corp.	3,995	239,300
Northrop Grumman Corp.	808	261,501
Otis Worldwide Corp.	2,116	144,840
Parker-Hannifin Corp.	1,650	520,460

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)	2,123	$132,305
Quanta Services, Inc.	714	62,818
Snap-on, Inc.	795	183,438
Stanley Black & Decker, Inc.	2,056	410,522
Trane Technologies PLC (Ireland)	3,054	505,620
TransDigm Group, Inc.*	758	445,643
United Rentals, Inc.*	1,033	340,177
WW Grainger, Inc.	677	271,430

		13,023,433

Commercial & Professional Services — 1.0%
Cintas Corp.	584	199,325
Jacobs Engineering Group, Inc.	1,663	214,976
Nielsen Holdings PLC (United Kingdom)	4,574	115,036
Republic Services, Inc.	2,601	258,409
Robert Half International, Inc.	1,441	112,499
Waste Management, Inc.	208	26,836

		927,081

Consumer Durables & Apparel — 1.7%
DR Horton, Inc.	93	8,288
Garmin Ltd. (Switzerland)	2,450	323,032
Hanesbrands, Inc.	4,461	87,748
Hasbro, Inc.	1,719	165,230
Leggett & Platt, Inc.	1,694	77,331
Mohawk Industries, Inc.*	1,048	201,541
Newell Brands, Inc.	5,428	145,362
PulteGroup, Inc.	31	1,626
PVH Corp.	1,057	111,725
Tapestry, Inc.	3,553	146,419
Under Armour, Inc., Class C*	5,815	107,345
Whirlpool Corp.	921	202,942

		1,578,589

Consumer Services — 0.6%
Darden Restaurants, Inc.	2	284
McDonald’s Corp.	308	69,035
MGM Resorts International	1,972	74,916
Yum! Brands, Inc.	3,833	414,654

		558,889

Diversified Financials — 6.5%
Ameriprise Financial, Inc.	1,546	359,368
Berkshire Hathaway, Inc., Class B*	1,915	489,225
BlackRock, Inc.	1,656	1,248,558
Capital One Financial Corp.	1,491	189,700

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Discover Financial Services	3,921	$372,456
Franklin Resources, Inc.	7,108	210,397
Goldman Sachs Group, Inc. (The)	1,540	503,580
Intercontinental Exchange, Inc.	2,041	227,939
Invesco Ltd. (Bermuda)	6,662	168,016
Morgan Stanley	8,774	681,389
Nasdaq, Inc.	2,109	310,993
S&P Global, Inc.	936	330,286
Synchrony Financial	7,469	303,690
T Rowe Price Group, Inc.	3,390	581,724

		5,977,321

Energy — 1.6%
APA Corp.	4,827	86,403
Baker Hughes Co.	9,259	200,087
Chevron Corp.	2	210
Devon Energy Corp.	2,398	52,396
Halliburton Co.	12,835	275,439
NOV, Inc.	4,965	68,120
Occidental Petroleum Corp.	11,913	317,124
Schlumberger NV (Curacao)	11,941	324,676
Williams Cos., Inc. (The)	6,404	151,711

		1,476,166

Food & Staples Retailing — 1.7%
Sysco Corp.	5,028	395,905
Walgreens Boots Alliance, Inc.	1,043	57,261
Walmart, Inc.	7,790	1,058,116

		1,511,282

Food, Beverage & Tobacco — 8.3%
Altria Group, Inc.	23,751	1,215,101
Archer-Daniels-Midland Co.	8,143	464,151
Campbell Soup Co.	4,332	217,770
Coca-Cola Co. (The)	4,769	251,374
Conagra Brands, Inc.	6,248	234,925
Constellation Brands, Inc., Class A	2,166	493,848
General Mills, Inc.	8,173	501,168
Hershey Co. (The)	2,555	404,099
JM Smucker Co. (The)	1,667	210,926
Kellogg Co.	4,395	278,204
Kraft Heinz Co. (The)	15,642	625,680
Lamb Weston Holdings, Inc.	347	26,886
McCormick & Co., Inc., non-voting shares	3	267
Molson Coors Beverage Co., Class B	2,771	141,737

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A	12,994	$760,539
Monster Beverage Corp.*	3,796	345,778
Philip Morris International, Inc.	12,394	1,099,844
Tyson Foods, Inc., Class A	4,642	344,901

		7,617,198

Health Care Equipment & Services — 5.2%
AmerisourceBergen Corp.	2,618	309,107
Anthem, Inc.	412	147,887
Cerner Corp.	3,911	281,123
Cigna Corp.	1,498	362,127
CVS Health Corp.	12,406	933,303
DaVita, Inc.*	1,798	193,770
HCA Healthcare, Inc.	4,341	817,584
Hologic, Inc.*	3,292	244,859
Laboratory Corp. of America Holdings*	1,247	318,022
McKesson Corp.	2,033	396,516
Medtronic PLC (Ireland)	1,275	150,616
Quest Diagnostics, Inc.	1,704	218,691
UnitedHealth Group, Inc.	519	193,104
Universal Health Services, Inc., Class B	342	45,619
Varian Medical Systems, Inc.*	974	171,940

		4,784,268

Household & Personal Products — 2.0%
Clorox Co. (The)	1,533	295,685
Colgate-Palmolive Co.	10,065	793,424
Procter & Gamble Co. (The)	5,775	782,108

		1,871,217

Insurance — 2.4%
Aflac, Inc.	1,244	63,668
American International Group, Inc.	4,461	206,143
Aon PLC, Class A (Ireland)	2,884	663,637
Arthur J Gallagher & Co.	2,466	307,683
Lincoln National Corp.	1,445	89,980
Marsh & McLennan Cos., Inc.	6,484	789,751
MetLife, Inc.	175	10,638
Principal Financial Group, Inc.	474	28,421
Prudential Financial, Inc.	2	182
Travelers Cos., Inc. (The)	2	301
Willis Towers Watson PLC (Ireland)	76	17,395

		2,177,799

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 7.2%
Amcor PLC (Jersey)	806	$9,414
Avery Dennison Corp.	1,063	195,220
Celanese Corp.	475	71,160
CF Industries Holdings, Inc.	1,876	85,133
Corteva, Inc.	9,508	443,263
Dow, Inc.	9,505	607,750
DuPont de Nemours, Inc.	10,728	829,060
Eastman Chemical Co.	1,987	218,808
FMC Corp.	1,654	182,949
Freeport-McMoRan, Inc.	18,647	614,046
International Paper Co.	5,732	309,929
Linde PLC (Ireland)	1,512	423,572
LyondellBasell Industries NV, Class A (Netherlands)	1,308	136,097
Mosaic Co. (The)	4,849	153,277
Newmont Corp.	4,513	271,999
Nucor Corp.	3,624	290,898
Packaging Corp. of America	1,212	162,990
PPG Industries, Inc.	3,458	519,599
Sealed Air Corp.	2,259	103,507
Sherwin-Williams Co. (The)	1,145	845,021
Westrock Co.	3,367	175,252

		6,648,944

Media & Entertainment — 2.1%
Charter Communications, Inc., Class A*	843	520,148
Discovery, Inc., Class A*	3,747	162,845
DISH Network Corp., Class A*	6,729	243,590
Fox Corp., Class A	4,871	175,892
Interpublic Group of Cos., Inc. (The)	5,557	162,264
News Corp., Class A	4,791	121,835
Omnicom Group, Inc.	2,749	203,838
ViacomCBS, Inc., Class B	7,891	355,884

		1,946,296

Pharmaceuticals, Biotechnology & Life Sciences — 6.7%
AbbVie, Inc.	8,785	950,713
Alexion Pharmaceuticals, Inc.*	2,807	429,218
Amgen, Inc.	1,431	356,047
Biogen, Inc.*	1,615	451,796
Gilead Sciences, Inc.	16,014	1,034,985
Johnson & Johnson	1,910	313,908
Merck & Co., Inc.	9,397	724,415
PerkinElmer, Inc.	1,433	183,840
Pfizer, Inc.	31,312	1,134,434

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Thermo Fisher Scientific, Inc.	1,112	$507,495
Waters Corp.*	342	97,186

		6,184,037

Real Estate — 0.8%
CBRE Group, Inc., Class A*	3,768	298,086
Mid-America Apartment Communities, Inc., REIT	2	289
Ventas, Inc., REIT	1,597	85,184
Weyerhaeuser Co., REIT	10,895	387,862

		771,421

Retailing — 8.4%
Advance Auto Parts, Inc.	865	158,719
AutoZone, Inc.*	297	417,077
Best Buy Co., Inc.	3,317	380,825
Dollar General Corp.	1,116	226,124
Dollar Tree, Inc.*	3,000	343,380
eBay, Inc.	10,666	653,186
Genuine Parts Co.	2,126	245,744
Home Depot, Inc. (The)	3,665	1,118,741
L Brands, Inc.*	4,034	249,543
LKQ Corp.*	4,484	189,808
Lowe’s Cos., Inc.	8,252	1,569,365
O’Reilly Automotive, Inc.*	926	469,714
Target Corp.	6,309	1,249,624
Tractor Supply Co.	1,486	263,141
Ulta Beauty, Inc.*	720	222,602

		7,757,593

Semiconductors & Semiconductor Equipment — 5.4%
Applied Materials, Inc.	6,825	911,820
Broadcom, Inc.	330	153,008
Intel Corp.	11,518	737,152
KLA Corp.	1,801	595,050
Maxim Integrated Products, Inc.	905	82,690
NXP Semiconductors NV (Netherlands)	3,510	706,703
Qorvo, Inc.*	731	133,554
QUALCOMM, Inc.	8,281	1,097,978
Teradyne, Inc.	2,311	281,202
Texas Instruments, Inc.	1,551	293,123

		4,992,280

Software & Services — 4.0%
Accenture PLC, Class A (Ireland)	2,564	708,305

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Broadridge Financial Solutions, Inc.	237	$36,285
DXC Technology Co.	1,083	33,855
Gartner, Inc.*	989	180,542
International Business Machines Corp.	7,692	1,025,036
Oracle Corp.	19,097	1,340,036
Paychex, Inc.	1,752	171,731
Western Union Co. (The)	6,111	150,697

		3,646,487

Technology Hardware & Equipment — 5.1%
Amphenol Corp., Class A	3,972	262,033
Apple, Inc.	9,364	1,143,813
CDW Corp.	1,814	300,670
Cisco Systems, Inc.	24,288	1,255,932
Corning, Inc.	9,784	425,702
F5 Networks, Inc.*	754	157,299
FLIR Systems, Inc.	3	169
HP, Inc.	20,773	659,543
Juniper Networks, Inc.	4,879	123,585
NetApp, Inc.	2,852	207,255
Seagate Technology PLC (Ireland)	842	64,624
TE Connectivity Ltd. (Switzerland)	330	42,606
Zebra Technologies Corp., Class A*	16	7,763

		4,650,994

Telecommunication Services — 2.5%
AT&T, Inc.	39,167	1,185,585

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.	18,810	$1,093,802

		2,279,387

Transportation — 3.9%
CSX Corp.	5,401	520,764
Expeditors International of Washington, Inc.	2,479	266,964
FedEx Corp.	3,390	962,896
Norfolk Southern Corp.	2,809	754,273
Union Pacific Corp.	1,728	380,868
United Parcel Service, Inc., Class B	3,973	675,370

		3,561,135

Utilities — 1.3%
AES Corp. (The)	8,510	228,153
Dominion Energy, Inc.	10,308	782,996
NRG Energy, Inc.	3,640	137,337

		1,148,486

TOTAL COMMON STOCKS (Cost $71,958,372)		91,333,663

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		545,269

NET ASSETS - 100.0%		$91,878,932

*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.5%
Automobiles & Components — 2.4%
Aptiv PLC (Jersey)*	15	$2,068
BorgWarner, Inc.	12	556
Ford Motor Co.*	5,857	71,748
General Motors Co.	2,071	119,000
Tesla, Inc.*	201	134,254

		327,626

Banks — 0.4%
Bank of America Corp.	324	12,536
Citigroup, Inc.	77	5,602
Citizens Financial Group, Inc.	16	706
Comerica, Inc.	5	359
Fifth Third Bancorp	27	1,011
First Republic Bank	7	1,167
Huntington Bancshares, Inc.	38	597
JPMorgan Chase & Co.	114	17,354
KeyCorp.	36	719
M&T Bank Corp.	4	606
People’s United Financial, Inc.	16	286
PNC Financial Services Group, Inc. (The)	16	2,807
Regions Financial Corp.	36	744
SVB Financial Group*	2	987
Truist Financial Corp.	50	2,916
US Bancorp	56	3,097
Wells Fargo & Co.	217	8,478
Zions Bancorp NA	6	330

		60,302

Capital Goods — 8.9%
3M Co.	863	166,283
A.O. Smith Corp.	240	16,226
Allegion PLC (Ireland)	4	502
AMETEK, Inc.	341	43,556
Boeing Co. (The)*	21	5,349
Carrier Global Corp.	1,281	54,084
Caterpillar, Inc.	174	40,345
Cummins, Inc.	222	57,522
Deere & Co.	56	20,952
Dover Corp.	179	24,546
Eaton Corp. PLC (Ireland)	588	81,309
Emerson Electric Co.	885	79,845
Fastenal Co.	22	1,106
Fortive Corp.	500	35,320
Fortune Brands Home & Security, Inc.	208	19,931
Generac Holdings, Inc.*	3	982

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.	202	$36,675
General Electric Co.	327	4,294
Honeywell International, Inc.	39	8,466
Howmet Aerospace, Inc.*	649	20,852
Huntington Ingalls Industries, Inc.	16	3,294
IDEX Corp.	3	628
Illinois Tool Works, Inc.	18	3,987
Ingersoll Rand, Inc.*	16	787
Johnson Controls International PLC (Ireland)	1,087	64,861
L3Harris Technologies, Inc.	11	2,229
Lockheed Martin Corp.	105	38,798
Masco Corp.	390	23,361
Northrop Grumman Corp.	63	20,389
Otis Worldwide Corp.	17	1,164
PACCAR, Inc.	18	1,673
Parker-Hannifin Corp.	193	60,878
Pentair PLC (Ireland)	249	15,518
Quanta Services, Inc.	80	7,038
Raytheon Technologies Corp.	57	4,404
Rockwell Automation, Inc.	5	1,327
Roper Technologies, Inc.	39	15,730
Snap-on, Inc.	82	18,921
Stanley Black & Decker, Inc.	240	47,921
Teledyne Technologies, Inc.*	1	414
Textron, Inc.	9	505
Trane Technologies PLC (Ireland)	360	59,602
TransDigm Group, Inc.*	47	27,632
United Rentals, Inc.*	108	35,565
Westinghouse Air Brake Technologies Corp.	8	633
WW Grainger, Inc.	28	11,226
Xylem, Inc.	7	736

		1,187,366

Commercial & Professional Services — 0.4%
Cintas Corp.	4	1,365
Copart, Inc.*	9	977
Equifax, Inc.	5	906
IHS Markit Ltd. (Bermuda)	15	1,452
Jacobs Engineering Group, Inc.	193	24,949
Leidos Holdings, Inc.	6	578
Nielsen Holdings PLC (United Kingdom)	14	352
Republic Services, Inc.	16	1,590

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half International, Inc.	169	$13,194
Rollins, Inc.	19	654
Verisk Analytics, Inc.	7	1,237
Waste Management, Inc.	16	2,064

		49,318

Consumer Durables & Apparel — 1.0%
DR Horton, Inc.	14	1,248
Garmin Ltd. (Switzerland)	9	1,187
Hanesbrands, Inc.	516	10,150
Hasbro, Inc.	8	769
Leggett & Platt, Inc.	196	8,947
Lennar Corp., Class A	116	11,743
Mohawk Industries, Inc.*	107	20,577
Newell Brands, Inc.	635	17,005
NIKE, Inc., Class B	59	7,841
NVR, Inc.*	1	4,711
PulteGroup, Inc.	11	577
PVH Corp.	107	11,310
Ralph Lauren Corp.	3	369
Tapestry, Inc.	411	16,937
Under Armour, Inc., Class C*	17	314
VF Corp.	15	1,199
Whirlpool Corp.	93	20,493

		135,377

Consumer Services — 0.2%
Caesars Entertainment, Inc.*	7	612
Carnival Corp. (Panama)*	40	1,062
Chipotle Mexican Grill, Inc.*	1	1,421
Darden Restaurants, Inc.	8	1,136
Domino’s Pizza, Inc.	2	736
Hilton Worldwide Holdings, Inc.*	11	1,330
Las Vegas Sands Corp.	28	1,701
Marriott International, Inc., Class A*	12	1,777
McDonald’s Corp.	30	6,724
MGM Resorts International	18	684
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	12	331
Penn National Gaming, Inc.*	5	524
Royal Caribbean Cruises Ltd. (Liberia)	8	685
Starbucks Corp.	43	4,699
Wynn Resorts Ltd.*	4	501
Yum! Brands, Inc.	17	1,839

		25,762

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 4.5%
American Express Co.	30	$4,243
Ameriprise Financial, Inc.	7	1,627
Bank of New York Mellon Corp. (The)	34	1,608
Berkshire Hathaway, Inc., Class B*	718	183,427
BlackRock, Inc.	212	159,840
Capital One Financial Corp.	17	2,163
Cboe Global Markets, Inc.	5	493
Charles Schwab Corp. (The)	66	4,302
CME Group, Inc.	14	2,859
Discover Financial Services	16	1,520
Franklin Resources, Inc.	27	799
Goldman Sachs Group, Inc. (The)	200	65,400
Intercontinental Exchange, Inc.	21	2,345
Invesco Ltd. (Bermuda)	689	17,377
MarketAxess Holdings, Inc.	2	996
Moody’s Corp.	8	2,389
Morgan Stanley	844	65,545
MSCI, Inc.	3	1,258
Nasdaq, Inc.	93	13,714
Northern Trust Corp.	8	841
Raymond James Financial, Inc.	6	735
S&P Global, Inc.	12	4,234
State Street Corp.	13	1,092
Synchrony Financial	152	6,180
T Rowe Price Group, Inc.	338	58,001

		602,988

Energy — 1.7%
APA Corp.	112	2,005
Baker Hughes Co.	586	12,663
Cabot Oil & Gas Corp.	15	282
Chevron Corp.	415	43,488
ConocoPhillips	50	2,648
Devon Energy Corp.	15	328
Diamondback Energy, Inc.	6	441
EOG Resources, Inc.	22	1,596
Exxon Mobil Corp.	1,027	57,337
Halliburton Co.	1,321	28,349
Hess Corp.	11	778
HollyFrontier Corp.	6	215
Kinder Morgan, Inc.	119	1,981
Marathon Oil Corp.	29	310
Marathon Petroleum Corp.	24	1,284
NOV, Inc.	575	7,889
Occidental Petroleum Corp.	1,378	36,682

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
ONEOK, Inc.	17	$861
Phillips 66	16	1,305
Pioneer Natural Resources Co.	6	953
Schlumberger NV (Curacao)	795	21,616
Valero Energy Corp.	15	1,074
Williams Cos., Inc. (The)	64	1,516

		225,601

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	17	5,992
Kroger Co. (The)	40	1,440
Sysco Corp.	435	34,252
Walgreens Boots Alliance, Inc.	33	1,812
Walmart, Inc.	1,853	251,693

		295,189

Food, Beverage & Tobacco — 5.3%
Altria Group, Inc.	2,781	142,276
Archer-Daniels-Midland Co.	616	35,112
Brown-Forman Corp., Class B	18	1,241
Campbell Soup Co.	130	6,535
Coca-Cola Co. (The)	585	30,835
Conagra Brands, Inc.	29	1,090
Constellation Brands, Inc., Class A	164	37,392
General Mills, Inc.	443	27,165
Hershey Co. (The)	8	1,265
Hormel Foods Corp.	21	1,003
JM Smucker Co. (The)	171	21,637
Kellogg Co.	18	1,139
Kraft Heinz Co. (The)	1,830	73,200
Lamb Weston Holdings, Inc.	6	465
McCormick & Co., Inc., non-voting shares	10	892
Molson Coors Beverage Co., Class B	321	16,419
Mondelez International, Inc., Class A	911	53,321
Monster Beverage Corp.*	20	1,822
PepsiCo, Inc.	52	7,355
Philip Morris International, Inc.	2,304	204,457
Tyson Foods, Inc., Class A	537	39,899

		704,520

Health Care Equipment & Services — 4.1%
Abbott Laboratories	660	79,094
ABIOMED, Inc.*	2	637
Align Technology, Inc.*	2	1,083
AmerisourceBergen Corp.	8	945

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Anthem, Inc.	12	$4,307
Baxter International, Inc.	19	1,602
Becton Dickinson and Co.	11	2,675
Boston Scientific Corp.*	53	2,048
Cardinal Health, Inc.	11	668
Centene Corp.*	22	1,406
Cerner Corp.	453	32,562
Cigna Corp.	14	3,384
Cooper Cos., Inc. (The)	1	384
CVS Health Corp.	1,793	134,887
Danaher Corp.	266	59,871
DaVita, Inc.*	40	4,311
DENTSPLY SIRONA, Inc.	9	574
Dexcom, Inc.*	3	1,078
Edwards Lifesciences Corp.*	23	1,924
HCA Healthcare, Inc.	507	95,488
Henry Schein, Inc.*	6	415
Hologic, Inc.*	381	28,339
Humana, Inc.	6	2,516
IDEXX Laboratories, Inc.*	4	1,957
Intuitive Surgical, Inc.*	4	2,956
Laboratory Corp. of America Holdings*	145	36,979
McKesson Corp.	62	12,092
Medtronic PLC (Ireland)	70	8,269
Quest Diagnostics, Inc.	8	1,027
ResMed, Inc.	6	1,164
STERIS PLC (Ireland)	4	762
Stryker Corp.	15	3,654
Teleflex, Inc.	2	831
UnitedHealth Group, Inc.	49	18,231
Universal Health Services, Inc., Class B	5	667
Varian Medical Systems, Inc.*	4	706
West Pharmaceutical Services, Inc.	3	845
Zimmer Biomet Holdings, Inc.	7	1,121

		551,459

Household & Personal Products — 1.5%
Church & Dwight Co., Inc.	10	874
Clorox Co. (The)	6	1,157
Colgate-Palmolive Co.	648	51,082
Estee Lauder Cos., Inc. (The), Class A	14	4,072
Kimberly-Clark Corp.	17	2,364

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)	1,025	$138,816

		198,365

Insurance — 1.5%
Aflac, Inc.	27	1,382
Allstate Corp. (The)	12	1,379
American International Group, Inc.	33	1,525
Aon PLC, Class A (Ireland)	334	76,857
Arthur J Gallagher & Co.	38	4,741
Assurant, Inc.	3	425
Chubb Ltd. (Switzerland)	17	2,685
Cincinnati Financial Corp.	7	722
Everest Re Group Ltd. (Bermuda)	2	496
Globe Life, Inc.	4	387
Hartford Financial Services Group, Inc. (The)	14	935
Lincoln National Corp.	8	498
Loews Corp.	10	513
Marsh & McLennan Cos., Inc.	757	92,203
MetLife, Inc.	34	2,067
Principal Financial Group, Inc.	10	600
Progressive Corp. (The)	22	2,103
Prudential Financial, Inc.	15	1,366
Travelers Cos., Inc. (The)	14	2,106
Unum Group	8	223
Willis Towers Watson PLC (Ireland)	5	1,144
WR Berkley Corp.	7	527

		194,884

Materials — 4.4%
Air Products & Chemicals, Inc.	8	2,251
Albemarle Corp.	3	438
Amcor PLC (Jersey)	82	958
Avery Dennison Corp.	4	735
Ball Corp.	12	1,017
Celanese Corp.	5	749
CF Industries Holdings, Inc.	195	8,849
Corteva, Inc.	1,100	51,282
Dow, Inc.	1,100	70,334
DuPont de Nemours, Inc.	653	50,464
Eastman Chemical Co.	203	22,354
Ecolab, Inc.	15	3,211
FMC Corp.	195	21,569
Freeport-McMoRan, Inc.	2,157	71,030
International Flavors & Fragrances, Inc.	4	558

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Paper Co.	589	$31,847
Linde PLC (Ireland)	20	5,603
LyondellBasell Industries NV, Class A (Netherlands)	13	1,353
Martin Marietta Materials, Inc.	3	1,007
Mosaic Co. (The)	560	17,702
Newmont Corp.	42	2,531
Nucor Corp.	223	17,900
Packaging Corp. of America	141	18,962
PPG Industries, Inc.	354	53,192
Sealed Air Corp.	233	10,676
Sherwin-Williams Co. (The)	133	98,155
Vulcan Materials Co.	5	844
Westrock Co.	390	20,300

		585,871

Media & Entertainment — 9.2%
Activision Blizzard, Inc.	289	26,877
Alphabet, Inc., Class A*	276	569,256
Charter Communications, Inc., Class A*	73	45,042
Comcast Corp., Class A	172	9,307
Discovery, Inc., Class A*	27	1,173
DISH Network Corp., Class A*	90	3,258
Electronic Arts, Inc.	108	14,620
Facebook, Inc., Class A*	1,271	374,348
Fox Corp., Class A	446	16,105
Interpublic Group of Cos., Inc. (The)	579	16,907
Live Nation Entertainment, Inc.*	8	677
Netflix, Inc.*	163	85,031
News Corp., Class A	23	585
Omnicom Group, Inc.	318	23,580
Take-Two Interactive Software, Inc.*	43	7,598
Twitter, Inc.*	294	18,707
ViacomCBS, Inc., Class B	32	1,443
Walt Disney Co. (The)*	66	12,178

		1,226,692

Pharmaceuticals, Biotechnology & Life Sciences — 4.7%
AbbVie, Inc.	302	32,682
Agilent Technologies, Inc.	12	1,526
Alexion Pharmaceuticals, Inc.*	325	49,696
Amgen, Inc.	31	7,713
Biogen, Inc.*	226	63,223
Bio-Rad Laboratories, Inc., Class A*	1	571
Bristol-Myers Squibb Co.	85	5,366

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Catalent, Inc.*	6	$632
Eli Lilly & Co.	36	6,726
Gilead Sciences, Inc.	1,053	68,055
Illumina, Inc.*	55	21,123
Incyte Corp.*	81	6,583
IQVIA Holdings, Inc.*	7	1,352
Johnson & Johnson	317	52,099
Merck & Co., Inc.	1,022	78,786
Mettler-Toledo International, Inc.*	1	1,156
PerkinElmer, Inc.	166	21,296
Perrigo Co. PLC (Ireland)	5	202
Pfizer, Inc.	4,881	176,839
Regeneron Pharmaceuticals, Inc.*	46	21,764
Thermo Fisher Scientific, Inc.	15	6,846
Vertex Pharmaceuticals, Inc.*	10	2,149
Viatris, Inc.*	45	629
Waters Corp.*	3	853
Zoetis, Inc.	18	2,835

		630,702

Real Estate — 1.1%
Alexandria Real Estate Equities, Inc., REIT	6	986
American Tower Corp., REIT	164	39,206
AvalonBay Communities, Inc., REIT	6	1,107
Boston Properties, Inc., REIT	6	608
CBRE Group, Inc., Class A*	19	1,503
Crown Castle International Corp., REIT	159	27,369
Digital Realty Trust, Inc., REIT	11	1,549
Duke Realty Corp., REIT	14	587
Equinix, Inc., REIT	3	2,039
Equity Residential, REIT	14	1,003
Essex Property Trust, Inc., REIT	3	816
Extra Space Storage, Inc., REIT	5	663
Federal Realty Investment Trust, REIT	2	203
Healthpeak Properties, Inc., REIT	20	635
Host Hotels & Resorts, Inc., REIT	26	438
Iron Mountain, Inc., REIT	11	407
Kimco Realty Corp., REIT	16	300
Mid-America Apartment Communities, Inc., REIT	5	722
Prologis, Inc., REIT	28	2,968

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Public Storage, REIT	10	$2,468
Realty Income Corp., REIT	13	826
Regency Centers Corp., REIT	6	340
SBA Communications Corp., REIT	40	11,102
Simon Property Group, Inc., REIT	12	1,365
UDR, Inc., REIT	11	482
Ventas, Inc., REIT	14	747
Vornado Realty Trust, REIT	7	318
Welltower, Inc., REIT	16	1,146
Weyerhaeuser Co., REIT	1,106	39,374

		141,277

Retailing — 11.7%
Advance Auto Parts, Inc.	103	18,899
Amazon.com, Inc.*	225	696,168
AutoZone, Inc.*	27	37,916
Best Buy Co., Inc.	389	44,661
Booking Holdings, Inc.*	2	4,660
CarMax, Inc.*	7	929
Dollar General Corp.	14	2,837
Dollar Tree, Inc.*	347	39,718
eBay, Inc.	400	24,496
Etsy, Inc.*	5	1,008
Expedia Group, Inc.	5	861
Gap, Inc. (The)	20	596
Genuine Parts Co.	216	24,967
Home Depot, Inc. (The)	682	208,180
L Brands, Inc.*	420	25,981
LKQ Corp.*	456	19,302
Lowe’s Cos., Inc.	1,118	212,621
O’Reilly Automotive, Inc.*	69	35,000
Pool Corp.	2	690
Ross Stores, Inc.	13	1,559
Target Corp.	583	115,475
TJX Cos., Inc. (The)	45	2,977
Tractor Supply Co.	63	11,156
Ulta Beauty, Inc.*	84	25,970

		1,556,627

Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.*	45	3,532
Analog Devices, Inc.	14	2,171
Applied Materials, Inc.	340	45,424
Broadcom, Inc.	16	7,419
Enphase Energy, Inc.*	4	649

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Intel Corp.	2,519	$161,216
KLA Corp.	57	18,833
Lam Research Corp.	53	31,548
Maxim Integrated Products, Inc.	10	914
Microchip Technology, Inc.	10	1,552
Micron Technology, Inc.*	416	36,695
Monolithic Power Systems, Inc.	1	353
NVIDIA Corp.	23	12,280
NXP Semiconductors NV (Netherlands)	64	12,886
Qorvo, Inc.*	5	914
QUALCOMM, Inc.	402	53,301
Skyworks Solutions, Inc.	6	1,101
Teradyne, Inc.	7	852
Texas Instruments, Inc.	36	6,804
Xilinx, Inc.	9	1,115

		399,559

Software & Services — 15.2%
Accenture PLC, Class A (Ireland)	183	50,554
Adobe, Inc.*	176	83,665
Akamai Technologies, Inc.*	6	611
ANSYS, Inc.*	32	10,866
Autodesk, Inc.*	81	22,449
Automatic Data Processing, Inc.	17	3,204
Broadridge Financial Solutions, Inc.	6	919
Cadence Design Systems, Inc.*	103	14,110
Citrix Systems, Inc.	5	702
Cognizant Technology Solutions Corp., Class A	196	15,312
DXC Technology Co.	10	313
Fidelity National Information Services, Inc.	23	3,234
Fiserv, Inc.*	25	2,976
FleetCor Technologies, Inc.*	3	806
Fortinet, Inc.*	6	1,107
Gartner, Inc.*	4	730
Global Payments, Inc.	11	2,217
International Business Machines Corp.	1,321	176,036
Intuit, Inc.	10	3,831
Jack Henry & Associates, Inc.	3	455
Mastercard, Inc., Class A	370	131,738
Microsoft Corp.	3,366	793,602
NortonLifeLock, Inc.	23	489

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.	4,043	$283,697
Paychex, Inc.	20	1,960
Paycom Software, Inc.*	2	740
PayPal Holdings, Inc.*	480	116,563
salesforce.com, Inc.*	338	71,612
ServiceNow, Inc.*	72	36,008
Synopsys, Inc.*	56	13,876
Tyler Technologies, Inc.*	1	425
VeriSign, Inc.*	5	994
Visa, Inc., Class A	795	168,325
Western Union Co. (The)	609	15,018

		2,029,144

Technology Hardware & Equipment — 9.1%
Amphenol Corp., Class A	24	1,583
Apple, Inc.	6,252	763,682
Arista Networks, Inc.*	2	604
CDW Corp.	13	2,155
Cisco Systems, Inc.	5,972	308,812
Corning, Inc.	1,132	49,253
F5 Networks, Inc.*	3	626
FLIR Systems, Inc.	5	282
Hewlett Packard Enterprise Co.	48	756
HP, Inc.	1,917	60,865
IPG Photonics Corp.*	2	422
Juniper Networks, Inc.	493	12,488
Keysight Technologies, Inc.*	7	1,004
Motorola Solutions, Inc.	7	1,316
NetApp, Inc.	9	654
Seagate Technology PLC (Ireland)	12	921
TE Connectivity Ltd. (Switzerland)	13	1,678
Trimble, Inc.*	10	778
Western Digital Corp.	11	734
Zebra Technologies Corp., Class A*	2	970

		1,209,583

Telecommunication Services — 4.4%
AT&T, Inc.	10,127	306,544
Lumen Technologies, Inc.	41	547
T-Mobile US, Inc.*	46	5,763
Verizon Communications, Inc.	4,680	272,142

		584,996

Transportation — 1.6%
Alaska Air Group, Inc.*	4	277
American Airlines Group, Inc.*	23	550

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CH Robinson Worldwide, Inc.	6	$573
CSX Corp.	68	6,557
Delta Air Lines, Inc.*	23	1,110
Expeditors International of Washington, Inc.	131	14,107
FedEx Corp.	392	111,344
JB Hunt Transport Services, Inc.	4	672
Kansas City Southern	4	1,056
Norfolk Southern Corp.	186	49,945
Old Dominion Freight Line, Inc.	5	1,202
Southwest Airlines Co.	22	1,343
Union Pacific Corp.	82	18,074
United Airlines Holdings, Inc.*	11	633
United Parcel Service, Inc., Class B	33	5,610

		213,053

Utilities — 1.0%
AES Corp.	36	965
Alliant Energy Corp.	10	542
Ameren Corp.	9	732
American Electric Power Co., Inc.	18	1,525
American Water Works Co., Inc.	6	900
Atmos Energy Corp.	4	395
CenterPoint Energy, Inc.	21	476
CMS Energy Corp.	11	673
Consolidated Edison, Inc.	12	898
Dominion Energy, Inc.	1,192	90,544
DTE Energy Co.	7	932
Duke Energy Corp.	28	2,703
Edison International	14	820
Entergy Corp.	7	696

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Evergy, Inc.	9	$536
Eversource Energy	12	1,039
Exelon Corp.	36	1,575
FirstEnergy Corp.	20	694
NextEra Energy, Inc.	73	5,520
NiSource, Inc.	15	362
NRG Energy, Inc.	366	13,809
Pinnacle West Capital Corp.	4	325
PPL Corp.	28	808
Public Service Enterprise Group, Inc.	18	1,084
Sempra Energy	11	1,458
Southern Co. (The)	39	2,424
WEC Energy Group, Inc.	11	1,029
Xcel Energy, Inc.	20	1,330

		134,794

TOTAL COMMON STOCKS (Cost $11,064,614)		13,271,055

TOTAL INVESTMENTS - 99.5% (Cost $11,064,614)		13,271,055

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		71,269

NET ASSETS - 100.0%		$13,342,324

*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investment

March 31, 2021

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 139.0%
COMMON STOCKS — 139.0%
Automobiles & Components — 1.1%
BorgWarner, Inc.†	1,420	$65,831
Ford Motor Co.*	5,307	65,011

		130,842

Banks — 0.0%
Fifth Third Bancorp†	13	487

Capital Goods — 14.0%
3M Co.†	910	175,339
A.O. Smith Corp.	2,049	138,533
AMETEK, Inc.†	11	1,405
Carrier Global Corp.†	1,131	47,751
Caterpillar, Inc.†	1	232
Cummins, Inc.†	714	185,005
Dover Corp.†	39	5,348
Eaton Corp. PLC (Ireland)†	6	830
Emerson Electric Co.†	179	16,149
Fastenal Co.	47	2,363
Fortive Corp.†	152	10,737
Fortune Brands Home & Security, Inc.†	37	3,545
General Dynamics Corp.	52	9,441
Honeywell International, Inc.†	310	67,292
Howmet Aerospace, Inc.†*	456	14,651
Huntington Ingalls Industries, Inc.	211	43,434
Johnson Controls International PLC (Ireland)†	2,948	175,907
Lockheed Martin Corp.†	152	56,164
Masco Corp.†	3,042	182,216
Northrop Grumman Corp.†	78	25,244
Pentair PLC (Ireland)†	1,148	71,543
Quanta Services, Inc.†	1,715	150,886
Roper Technologies, Inc.†	26	10,487
Snap-on, Inc.†	227	52,378
Trane Technologies PLC (Ireland)†	986	163,242
TransDigm Group, Inc.†*	25	14,698
United Rentals, Inc.†*	18	5,928
WW Grainger, Inc.†	54	21,650

		1,652,398

Commercial & Professional Services — 0.6%
Cintas Corp.†	11	3,754
Jacobs Engineering Group, Inc.	1	129
Republic Services, Inc.†	46	4,570
Robert Half International, Inc.†	766	59,802

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.†	7	$903

		69,158

Consumer Durables & Apparel — 2.2%
DR Horton, Inc.†	1	89
Garmin Ltd. (Switzerland)	258	34,017
Hanesbrands, Inc.	1,585	31,177
Leggett & Platt, Inc.†	9	411
Newell Brands, Inc.	948	25,387
NIKE, Inc., Class B	512	68,040
PulteGroup, Inc.†	71	3,723
PVH Corp.†	47	4,968
Tapestry, Inc.†	6	247
Whirlpool Corp.	426	93,869

		261,928

Consumer Services — 1.8%
Darden Restaurants, Inc.†	45	6,390
Domino’s Pizza, Inc.	25	9,195
Hilton Worldwide Holdings, Inc.*	241	29,142
Marriott International, Inc., Class A*	62	9,183
McDonald’s Corp.†	277	62,087
Penn National Gaming, Inc.*	298	31,242
Yum! Brands, Inc.†	572	61,879

		209,118

Diversified Financials — 3.9%
Berkshire Hathaway, Inc., Class B†*	754	192,624
BlackRock, Inc.†	130	98,015
Discover Financial Services†	56	5,319
Franklin Resources, Inc.†	119	3,522
Goldman Sachs Group, Inc. (The)†	1	327
Intercontinental Exchange, Inc.†	99	11,056
Invesco Ltd. (Bermuda)†	501	12,635
Nasdaq, Inc.†	392	57,804
S&P Global, Inc.	34	11,998
Synchrony Financial†	36	1,464
T Rowe Price Group, Inc.†	363	62,291

		457,055

Energy — 0.9%
APA Corp.	335	5,997
Cabot Oil & Gas Corp.	405	7,606
Devon Energy Corp.	250	5,463
Halliburton Co.†	1,053	22,597
Marathon Oil Corp.	3,127	33,396
Marathon Petroleum Corp.†	32	1,712

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investment (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Phillips 66	318	$25,930
Schlumberger NV (Curacao)†	20	544

		103,245

Food & Staples Retailing — 5.8%
Costco Wholesale Corp.	108	38,068
Kroger Co. (The)†	7,357	264,778
Sysco Corp.†	154	12,126
Walgreens Boots Alliance, Inc.	470	25,803
Walmart, Inc.†	2,543	345,416

		686,191

Food, Beverage & Tobacco — 23.6%
Altria Group, Inc.†	5,092	260,507
Archer-Daniels-Midland Co.†	1,879	107,103
Campbell Soup Co.†	6,522	327,861
Coca-Cola Co. (The)†	264	13,915
Conagra Brands, Inc.†	6,918	260,117
Constellation Brands, Inc., Class A†	420	95,760
General Mills, Inc.†	4,896	300,223
Hershey Co. (The)	692	109,447
JM Smucker Co. (The)†	2,527	319,741
Kellogg Co.†	3,745	237,059
Kraft Heinz Co. (The)†	5,051	202,040
McCormick & Co., Inc., non-voting shares†	7	624
Molson Coors Beverage Co., Class B†	904	46,240
Mondelez International, Inc., Class A†	2,625	153,641
Monster Beverage Corp.*	246	22,408
Philip Morris International, Inc.†	2,062	182,982
Tyson Foods, Inc., Class A†	1,951	144,959

		2,784,627

Health Care Equipment & Services — 9.0%
Abbott Laboratories†	439	52,610
AmerisourceBergen Corp.	37	4,369
Anthem, Inc.†	1	359
Becton Dickinson and Co.	204	49,603
Cerner Corp.	1,767	127,012
CVS Health Corp.†	1,946	146,398
Danaher Corp.†	175	39,389
DaVita, Inc.†*	920	99,148
Hologic, Inc.†*	3,397	252,669

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings*	460	$117,314
McKesson Corp.	74	14,433
Medtronic PLC (Ireland)†	13	1,536
Quest Diagnostics, Inc.†	1,212	155,548
Universal Health Services, Inc., Class B†	24	3,201

		1,063,589

Household & Personal Products — 8.2%
Church & Dwight Co., Inc.†	881	76,955
Clorox Co. (The)†	1,589	306,486
Colgate-Palmolive Co.†	3,053	240,668
Kimberly-Clark Corp.†	785	109,154
Procter & Gamble Co. (The)†	1,707	231,179

		964,442

Insurance — 2.9%
Aflac, Inc.†	1	51
Aon PLC, Class A (Ireland)†	468	107,691
Arthur J Gallagher & Co.	128	15,971
Cincinnati Financial Corp.†	20	2,062
Marsh & McLennan Cos., Inc.†	1,761	214,490
MetLife, Inc.†	17	1,033
Travelers Cos., Inc. (The)†	1	150
WR Berkley Corp.†	2	151

		341,599

Materials — 6.6%
Celanese Corp.†	15	2,247
CF Industries Holdings, Inc.†	227	10,301
Corteva, Inc.	757	35,291
Dow, Inc.†	10	639
DuPont de Nemours, Inc.†	292	22,566
Eastman Chemical Co.†	641	70,587
FMC Corp.	20	2,212
International Paper Co.†	591	31,955
Linde PLC (Ireland)†	27	7,564
Newmont Corp.†	2,478	149,349
Nucor Corp.†	820	65,821
PPG Industries, Inc.†	592	88,954
Sealed Air Corp.†	2,898	132,786
Sherwin-Williams Co. (The)	218	160,886

		781,158

Media & Entertainment — 8.4%
Activision Blizzard, Inc.†	360	33,480

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investment (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Alphabet, Inc., Class A†*	167	$344,441
Charter Communications, Inc., Class A†*	246	151,787
Electronic Arts, Inc.†	72	9,747
Facebook, Inc., Class A†*	705	207,644
Fox Corp., Class A†	1,306	47,160
Interpublic Group of Cos., Inc. (The)†	30	876
Netflix, Inc.*	332	173,191
Take-Two Interactive Software, Inc.†*	28	4,948
Walt Disney Co. (The)*	75	13,839

		987,113

Pharmaceuticals, Biotechnology & Life Sciences — 9.1%
AbbVie, Inc.	234	25,323
Alexion Pharmaceuticals, Inc.†*	573	87,617
Biogen, Inc.†*	212	59,307
Bristol-Myers Squibb Co.	1	63
Gilead Sciences, Inc.†	1,258	81,305
Illumina, Inc.†*	36	13,826
Johnson & Johnson†	479	78,724
Merck & Co., Inc.†	1,908	147,088
PerkinElmer, Inc.†	1,696	217,580
Pfizer, Inc.†	6,518	236,147
Thermo Fisher Scientific, Inc.	289	131,894

		1,078,874

Real Estate — 0.2%
Kimco Realty Corp., REIT†	88	1,650
Public Storage, REIT	2	494
Simon Property Group, Inc., REIT†	1	114
Ventas, Inc., REIT†	74	3,947
Weyerhaeuser Co., REIT†	509	18,120

		24,325

Retailing — 12.6%
Advance Auto Parts, Inc.†	122	22,386
Amazon.com, Inc.†*	125	386,760
AutoZone, Inc.†*	24	33,703
Best Buy Co., Inc.†	87	9,988
eBay, Inc.†	5,714	349,925
Expedia Group, Inc.†	10	1,721
Gap, Inc. (The)†	71	2,114
Genuine Parts Co.†	882	101,950
Home Depot, Inc. (The)†	174	53,114
L Brands, Inc.*	931	57,592
LKQ Corp.†*	522	22,096

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Lowe’s Cos., Inc.†	523	$99,464
O’Reilly Automotive, Inc.†*	11	5,580
Target Corp.†	1,114	220,650
Tractor Supply Co.†	689	122,008

		1,489,051

Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.†	2	267
Intel Corp.	1,111	71,104
Qorvo, Inc.†*	20	3,654
QUALCOMM, Inc.	915	121,320
Skyworks Solutions, Inc.†	14	2,569

		198,914

Software & Services — 9.4%
Accenture PLC, Class A (Ireland)†	18	4,972
FleetCor Technologies, Inc.†*	4	1,075
Gartner, Inc.†*	4	730
International Business Machines Corp.†	362	48,240
Mastercard, Inc., Class A†	246	87,588
Microsoft Corp.†	1,865	439,711
NortonLifeLock, Inc.†	3,326	70,711
Oracle Corp.†	3,234	226,930
Paychex, Inc.†	44	4,313
PayPal Holdings, Inc.†*	290	70,424
Visa, Inc., Class A†	529	112,005
Western Union Co. (The)†	1,782	43,944

		1,110,643

Technology Hardware & Equipment — 7.8%
Apple, Inc.†	4,150	506,923
CDW Corp.†	1	166
Cisco Systems, Inc.†	3,462	179,020
F5 Networks, Inc.†*	101	21,071
FLIR Systems, Inc.†	70	3,953
HP, Inc.†	1,213	38,513
Juniper Networks, Inc.†	6,573	166,494
TE Connectivity Ltd. (Switzerland)†	2	258

		916,398

Telecommunication Services — 3.6%
AT&T, Inc.†	5,331	161,369
Verizon Communications, Inc.†	4,634	269,467

		430,836

Transportation — 3.1%
CSX Corp.†	8	771

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investment (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.†	1,880	$202,457
FedEx Corp.	142	40,334
Norfolk Southern Corp.†	22	5,907
Southwest Airlines Co.	445	27,172
United Parcel Service, Inc., Class B	501	85,165

		361,806

Utilities — 2.5%
Dominion Energy, Inc.	3,235	245,731
NRG Energy, Inc.†	1,224	46,182

		291,913

TOTAL COMMON STOCKS (Cost $14,007,573)		16,395,710

TOTAL LONG POSITIONS - 139.0%		16,395,710

(Cost $14,007,573)

SHORT POSITIONS — (40.3)%
COMMON STOCKS — (40.3)%
Automobiles & Components — (0.2)%
Tesla, Inc.*	(37)	$(24,713)

Banks — (0.7)%
KeyCorp.	(467)	(9,331)
M&T Bank Corp.	(106)	(16,071)
Truist Financial Corp.	(749)	(43,682)
Wells Fargo & Co.	(244)	(9,533)

		(78,617)

Capital Goods — (1.8)%
Boeing Co. (The)*	(275)	(70,048)
Ingersoll Rand, Inc.*	(919)	(45,224)
Raytheon Technologies Corp.	(1,223)	(94,501)
Teledyne Technologies, Inc.*	(8)	(3,309)

		(213,082)

Commercial & Professional Services — (0.2)%
Copart, Inc.*	(104)	(11,295)
Equifax, Inc.	(23)	(4,166)
Rollins, Inc.	(303)	(10,429)

		(25,890)

Consumer Durables & Apparel — (0.4)%
NVR, Inc.*	(7)	(32,977)
Ralph Lauren Corp.	(110)	(13,548)

		(46,525)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (0.1)%
Chipotle Mexican Grill, Inc.*	(7)	$(9,946)

Diversified Financials — (1.0)%
Charles Schwab Corp. (The)	(45)	(2,933)
MarketAxess Holdings, Inc.	(90)	(44,813)
MSCI, Inc.	(160)	(67,085)
State Street Corp.	(67)	(5,629)

		(120,460)

Energy — (1.0)%
Chevron Corp.	(487)	(51,033)
Exxon Mobil Corp.	(640)	(35,731)
ONEOK, Inc.	(550)	(27,863)

		(114,627)

Health Care Equipment & Services — (5.1)%
ABIOMED, Inc.*	(99)	(31,554)
Align Technology, Inc.*	(121)	(65,525)
Boston Scientific Corp.*	(420)	(16,233)
Cardinal Health, Inc.	(122)	(7,412)
Centene Corp.*	(283)	(18,087)
Cooper Cos., Inc. (The)	(117)	(44,939)
DENTSPLY SIRONA, Inc.	(13)	(830)
Dexcom, Inc.*	(275)	(98,832)
Edwards Lifesciences Corp.*	(636)	(53,195)
IDEXX Laboratories, Inc.*	(44)	(21,530)
Intuitive Surgical, Inc.*	(89)	(65,766)
ResMed, Inc.	(228)	(44,237)
STERIS PLC (Ireland)	(14)	(2,667)
Teleflex, Inc.	(122)	(50,686)
West Pharmaceutical Services, Inc.	(145)	(40,858)
Zimmer Biomet Holdings, Inc.	(253)	(40,500)

		(602,851)

Insurance — (1.4)%
Chubb Ltd. (Switzerland)	(45)	(7,109)
Everest Re Group Ltd. (Bermuda)	(110)	(27,259)
Globe Life, Inc.	(171)	(16,524)
Lincoln National Corp.	(569)	(35,432)
Loews Corp.	(201)	(10,307)
Unum Group	(2,378)	(66,180)

		(162,811)

Materials — (1.1)%
Air Products & Chemicals, Inc.	(138)	(38,825)
Albemarle Corp.	(102)	(14,903)
Ball Corp.	(609)	(51,607)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investment (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Flavors & Fragrances, Inc.	(61)	$(8,516)
LyondellBasell Industries NV, Class A (Netherlands)	(40)	(4,162)
Vulcan Materials Co.	(39)	(6,581)

		(124,594)

Pharmaceuticals, Biotechnology & Life Sciences — (2.6)%
Bio-Rad Laboratories, Inc., Class A*	(12)	(6,854)
Catalent, Inc.*	(698)	(73,506)
Eli Lilly & Co.	(9)	(1,681)
IQVIA Holdings, Inc.*	(299)	(57,749)
Perrigo Co. PLC (Ireland)	(668)	(27,034)
Vertex Pharmaceuticals, Inc.*	(225)	(48,350)
Viatris, Inc.*	(6,654)	(92,956)

		(308,130)

Real Estate — (1.8)%
Boston Properties, Inc., REIT	(104)	(10,531)
Digital Realty Trust, Inc., REIT	(251)	(35,351)
Equinix, Inc., REIT	(114)	(77,473)
Federal Realty Investment Trust, REIT	(184)	(18,667)
Healthpeak Properties, Inc., REIT	(195)	(6,189)
Host Hotels & Resorts, Inc., REIT	(407)	(6,858)
Prologis, Inc., REIT	(64)	(6,784)
Regency Centers Corp., REIT	(234)	(13,270)
Vornado Realty Trust, REIT	(596)	(27,052)
Welltower, Inc., REIT	(87)	(6,232)

		(208,407)

Retailing — (4.0)%
Booking Holdings, Inc.*	(16)	(37,277)
CarMax, Inc.*	(213)	(28,257)
Dollar General Corp.	(469)	(95,029)
Dollar Tree, Inc.*	(576)	(65,929)
Etsy, Inc.*	(451)	(90,953)
Pool Corp.	(121)	(41,774)
Ross Stores, Inc.	(97)	(11,631)
Ulta Beauty, Inc.*	(312)	(96,461)

		(467,311)

Semiconductors & Semiconductor Equipment — (3.8)%
Advanced Micro Devices, Inc.*	(1,261)	(98,989)
Analog Devices, Inc.	(2)	(310)
Enphase Energy, Inc.*	(678)	(109,944)
Microchip Technology, Inc.	(154)	(23,904)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Monolithic Power Systems, Inc.	(286)	$(101,018)
NVIDIA Corp.	(165)	(88,098)
Xilinx, Inc.	(249)	(30,851)

		(453,114)

Software & Services — (3.5)%
Akamai Technologies, Inc.*	(572)	(58,287)
Citrix Systems, Inc.	(117)	(16,422)
Fidelity National Information Services, Inc.	(173)	(24,326)
Fortinet, Inc.*	(444)	(81,882)
Global Payments, Inc.	(239)	(48,178)
Intuit, Inc.	(98)	(37,540)
Jack Henry & Associates, Inc.	(109)	(16,537)
Paycom Software, Inc.*	(241)	(89,184)
Tyler Technologies, Inc.*	(94)	(39,906)
VeriSign, Inc.*	(8)	(1,590)

		(413,852)

Technology Hardware & Equipment — (1.3)%
Arista Networks, Inc.*	(155)	(46,793)
Hewlett Packard Enterprise Co.	(532)	(8,374)
IPG Photonics Corp.*	(188)	(39,657)
Western Digital Corp.	(956)	(63,813)

		(158,637)

Telecommunication Services — (0.6)%
T-Mobile US, Inc.*	(564)	(70,664)

Transportation — (0.2)%
JB Hunt Transport Services, Inc.	(95)	(15,967)
Old Dominion Freight Line, Inc.	(20)	(4,808)

		(20,775)

Utilities — (9.5)%
Alliant Energy Corp.	(129)	(6,987)
Ameren Corp.	(769)	(62,566)
American Electric Power Co., Inc.	(556)	(47,093)
American Water Works Co., Inc.	(237)	(35,531)
Atmos Energy Corp.	(672)	(66,427)
CenterPoint Energy, Inc.	(3,239)	(73,363)
CMS Energy Corp.	(774)	(47,384)
Consolidated Edison, Inc.	(399)	(29,845)
DTE Energy Co.	(395)	(52,590)
Edison International	(1,300)	(76,180)
Entergy Corp.	(573)	(56,996)
Evergy, Inc.	(642)	(38,218)
Eversource Energy	(925)	(80,096)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investment (Concluded)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Exelon Corp.	(392)	$(17,146)
FirstEnergy Corp.	(1,092)	(37,881)
NextEra Energy, Inc.	(486)	(36,746)
Pinnacle West Capital Corp.	(871)	(70,856)
PPL Corp.	(1,701)	(49,057)
Public Service Enterprise Group, Inc.	(344)	(20,712)
Sempra Energy	(604)	(80,078)
Southern Co. (The)	(582)	(36,177)
WEC Energy Group, Inc.	(501)	(46,889)
Xcel Energy, Inc.	(866)	(57,598)

		(1,126,416)

TOTAL COMMON STOCKS (Proceeds $4,613,819)		(4,751,422)

TOTAL SECURITES SOLD SHORT - (40.3)%		(4,751,422)

(Proceeds $4,613,819)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		151,808

NET ASSETS - 100.0%		$11,796,096

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2021

(Unaudited)

	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Assets
Investments, at value[1,2]	$447,000,855	$210,345,159	$38,273,677
Swaps, at value(a)	1,686,454	39,182,050	—
Cash and cash equivalents.	21,701,879	223,569	3,979,520
Due from broker	—	495,825	—
Receivables:
Investments sold	8,253,995	3,332,371	1,166,284
Capital shares sold	477,294	97,234	70,000
Dividends and interest	242,764	108,980	22,838
Prepaid expenses and other assets	33,525	7,368	715

Total assets	479,396,766	253,792,556	43,513,034

Liabilities
Swaps, at value(a)	—	—	1,838,314
Due to broker	1,289,472	40,158	325,628
Obligation to return cash collateral on swap contracts (Note 1)	—	29,380,000	—
Payables:
Investments purchased	7,599,434	3,295,563	928,563
Capital shares redeemed	1,686,753	32,221	157,675
Investment adviser	464,495	217,565	28,838
Administration and accounting fees	27,427	19,769	13,346
Accrued expenses	162,360	124,472	139,418

Total liabilities	11,229,941	33,109,748	3,431,782

Net Assets	$468,166,825	$220,682,808	$40,081,252

Net Assets Consisted of:
Capital stock, $0.01 par value	$296,863	$186,459	$44,529
Paid-in capital	478,150,229	140,072,832	112,942,277
Total distributable earnings/(loss)	(10,280,267)	80,423,517	(72,905,554)

Net Assets	$468,166,825	$220,682,808	$40,081,252

Institutional Class Shares:
Net assets	$468,166,825	$220,682,808	$40,081,252

Shares outstanding	29,686,317	18,645,875	4,452,870

Net asset value, offering and redemption price per share	$15.77	$11.84	$9.00

[1]Investments, at cost	$318,292,672	$156,309,064	$24,293,525
[2]Includes market value of securities designated as collateral for swaps	$124,442,780	$67,194,369	$26,835,889

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2021

(Unaudited)

	Gotham Index Plus Fund	Gotham Large Value Fund
Assets
Investments, at value[1,2]	$404,092,368	$91,333,663
Swaps, at value(a)	98,948,893	—
Cash and cash equivalents	9,750,616	485,184
Due from broker	8,485,009	—
Receivables:
Investments sold	3,793,820	921,172
Capital shares sold	654,801	64,569
Dividends and interest	265,990	95,695
Prepaid expenses and other assets	56,680	15,359

Total assets	526,048,177	92,915,642

Liabilities
Due to broker	596	—
Obligation to return cash collateral on swap contracts (Note 1)	92,900,000	—
Payables:
Investments purchased	5,229,128	971,661
Capital shares redeemed	327,694	2,989
Investment adviser	310,226	31,692
Administration and accounting fees	46,439	8,352
12b-1 distribution fees (Investor Class)	2,532	—
Accrued expenses	137,612	22,016

Total liabilities	98,954,227	1,036,710

Net Assets	$427,093,950	$91,878,932

Net Assets Consisted of:
Capital stock, $0.01 par value	$227,578	$57,956
Paid-in capital	298,309,731	76,599,689
Total distributable earnings	128,556,641	15,221,287

Net Assets	$427,093,950	$91,878,932

Institutional Class Shares:
Net assets	$414,976,737	$91,878,932

Shares outstanding	22,110,955	5,795,624

Net asset value, offering and redemption price per share	$18.77	$15.85

Investor Class Shares:
Net assets	$12,117,213	N/A

Shares outstanding	646,802	N/A

Net asset value, offering and redemption price per share	$18.73	N/A

[1]Investments, at cost	$295,030,560	$71,958,372
[2]Includes market value of securities designated as collateral for swaps	$174,574,972	$—

(a)	Primary risk exposure is equity price risk.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

March 31, 2021

(Unaudited)

	Gotham Enhanced S&P 500 Index Fund	Gotham Hedged Core Fund
Assets
Investments, at value[1]	$13,271,055	$16,395,710
Cash and cash equivalents	22,537	—
Deposits with brokers for securities sold short	—	117,574
Receivables:
Investments sold	42,461	338,568
Capital shares sold	27,086	—
Dividends and interest	10,143	14,876
Investment adviser	48,162	25,925

Total assets	13,421,444	16,892,653

Liabilities
Securities sold short, at value[2]	—	4,751,422
Due to custodian	—	24,022
Payables:
Investments purchased	73,243	297,671
Dividends and fees on securities sold short	—	5,484
Capital shares redeemed	4,193	—
Administration and accounting fees	—	5,858
Support services fees	1,684	—
Accrued expenses	—	12,100

Total liabilities	79,120	5,096,557

Net Assets	$13,342,324	$11,796,096

Net Assets Consisted of:
Capital stock, $0.01 par value	$8,948	$9,683
Paid-in capital	11,200,488	10,235,968
Total distributable earnings	2,132,888	1,550,445

Net Assets	$13,342,324	$11,796,096

Institutional Class Shares:
Net assets	$13,342,324	$11,796,096

Shares outstanding	894,760	968,286

Net asset value, offering and redemption price per share	$14.91	$12.18

[1]Investments, at cost	$11,064,614	$14,007,573
[2]Proceeds received, securities sold short	$—	$4,613,819

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations

For the Six Months Ended March 31, 2021

(Unaudited)

	Gotham Absolute Return Fund		Gotham Enhanced Return Fund		Gotham Neutral Fund
Investment Income
Dividend income	$2,521,809		$1,272,221		$205,201
Less: taxes withheld	(9,069)		(6,074)		(1,752)
Interest	1,853		46		259

Total investment income	2,514,593		1,266,193		203,708

Expenses
Advisory fees (Note 2)	3,494,276		1,668,085		335,588
Administration and accounting fees (Note 2)	99,211		78,987		41,668
Transfer agent fees (Note 2)	231,363		106,520		1,676
Custodian fees (Note 2)	30,681		19,725		4,799
Trustees’ and officers’ fees (Note 2)	72,791		37,693		11,198
Shareholder reporting fees	51,856		25,100		22,912
Registration and filing fees	28,889		15,770		16,217
Legal fees	99,492		47,144		16,782
Audit fees	37,656		24,435		16,792
Other expenses	28,285		16,069		10,486

Total expenses before recoupments, waivers and/or reimbursements	4,174,500		2,039,528		478,118

Recoupments, waivers and/or reimbursements (Note 2)	(680,224)		(371,443)		(142,530)

Net expenses after recoupments, waivers and/or reimbursements	3,494,276		1,668,085		335,588

Net investment loss	(979,683)		(401,892)		(131,880)

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	85,295,009		30,359,651		12,632,850
Net realized gain/(loss) on swaps	(82,115,073	)(a)	(15,570,686	)(a)	(13,325,482	)(a)
Net change in unrealized appreciation/(depreciation) on investments	43,093,470		25,401,094		2,981,358
Net change in unrealized appreciation/(depreciation) on swaps	(3,241,145	)(a)	(7,249,795	)(a)	(3,608,890	)(a)

Net realized and unrealized gain/(loss) on investments	43,032,261		32,940,264		(1,320,164)

Net increase/(decrease) in net assets resulting from operations	$42,052,578		$32,538,372		$(1,452,044)

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Six Months Ended March 31, 2021

(Unaudited)

	Gotham Index Plus Fund		Gotham Large Value Fund	Gotham Enhanced S&P 500 Index Fund	Gotham Hedged Core Fund
Investment Income
Dividend income	$3,979,095		$843,299	$87,463	$144,385
Less: taxes withheld	(247)		—	—	—
Interest	32		24	4	5
Income from securities loaned (Note 5)	—		—	—	29

Total investment income	3,978,880		843,323	87,467	144,419

Expenses
Advisory fees (Note 2)	2,084,664		304,670	26,767	36,653
Administration and accounting fees (Note 2)	79,108		18,396	1,629	11,341
Support services fees (Note 2)	—		—	7,188	2,751
Dividends and fees on securities sold short	—		—	—	42,074
Distribution fees (Investor Class)	14,417		—	—	—
Transfer agent fees (Note 2)	183,119		35,287	2,157	1,015
Custodian fees (Note 2)	36,011		2,223	18	493
Trustees’ and officers’ fees (Note 2)	59,008		10,511	87	814
Shareholder reporting fees	50,347		10,471	—	6,387
Registration and filing fees	26,155		12,832	27,873	26,778
Legal fees	70,747		11,752	28,146	5,284
Audit fees	29,615		12,443	—	6,957
Other expenses	24,147		6,381	825	3,164

Total expenses before recoupments, waivers and/or reimbursements	2,657,338		424,966	94,690	143,711

Recoupments, waivers and/or reimbursements (Note 2)	(244,088)		(120,296)	(67,705)	(57,298)

Net expenses after recoupments, waivers and/or reimbursements	2,413,250		304,670	26,985	86,413

Net investment income	1,565,630		538,653	60,482	58,006

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	44,736,475		3,195,351	340,539	379,783
Net realized loss from securities sold short	—		—	—	(774,185)
Net realized gain on swaps	940,407	(a)	—	—	—
Net change in unrealized appreciation/(depreciation) on investments	45,393,376		13,629,475	1,284,498	1,422,392
Net change in unrealized appreciation/(depreciation) on securities sold short	—		—	—	(152,847)
Net change in unrealized appreciation/(depreciation) on swaps	(26,201,297	)(a)	—	—	—

Net realized and unrealized gain on investments	64,868,961		16,824,826	1,625,037	875,143

Net increase in net assets resulting from operations	$66,434,591		$17,363,479	$1,685,519	$933,149

(a)	Primary risk exposure is equity price risk.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute Return Fund		Gotham Enhanced Return Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Net increase/(decrease) in net assets from operations:
Net investment loss	$(979,683)	$(2,607,321)	$(401,892)	$(1,308,243)
Net realized gain/(loss) from investments, securities sold short and swaps	3,179,936	(15,068,216)	14,788,965	(8,365,916)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and swaps	39,852,325	(30,786,992)	18,151,299	(26,929,259)

Net increase/(decrease) in net assets resulting from operations	42,052,578	(48,462,529)	32,538,372	(36,603,418)

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	—	—	(334,852)	(124,087,944)

Net decrease in net assets from dividends and distributions to shareholders	—	—	(334,852)	(124,087,944)

Decrease in Net Assets from Capital Share Transactions (Note 4)	(79,875,019)	(302,795,097)	(48,245,395)	(121,651,134)

Total decrease in net assets	(37,822,441)	(351,257,626)	(16,041,875)	(282,342,496)

Net assets
Beginning of period	505,989,266	857,246,892	236,724,683	519,067,179

End of period	$468,166,825	$505,989,266	$220,682,808	$236,724,683

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Neutral Fund		Gotham Index Plus Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(131,880)	$(1,202,743)	$1,565,630	$4,561,361
Net realized gain/(loss) from investments, securities sold short and swaps	(692,632)	554,251	45,676,882	(82,906,650)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short and swaps	(627,532)	(16,524,100)	19,192,079	88,741,908

Net increase/(decrease) in net assets resulting from operations	(1,452,044)	(17,172,592)	66,434,591	10,396,619

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	—	—	(4,445,820)	(9,228,671)
Investor Class Shares:
Total distributable earnings	—	—	(98,640)	(203,551)

Net decrease in net assets from dividends and distributions to shareholders	—	—	(4,544,460)	(9,432,222)

Decrease in Net Assets from Capital Share Transactions (Note 4)	(14,141,994)	(108,565,570)	(39,846,947)	(260,792,812)

Total increase/(decrease) in net assets	(15,594,038)	(125,738,162)	22,043,184	(259,828,415)

Net assets
Beginning of period	55,675,290	181,413,452	405,050,766	664,879,181

End of period	$40,081,252	$55,675,290	$427,093,950	$405,050,766

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Large Value Fund		Gotham Enhanced S&P 500 Index Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Net increase/(decrease) in net assets from operations:
Net investment income	$538,653	$1,264,674	$60,482	$118,395
Net realized gain/(loss) from investments	3,195,351	(5,960,490)	340,539	(338,005)
Net change in unrealized appreciation/ (depreciation) on investments	13,629,475	2,488,169	1,284,498	497,653

Net increase/(decrease) in net assets resulting from operations	17,363,479	(2,207,647)	1,685,519	278,043

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(1,307,860)	(1,610,912)	(114,476)	(269,329)

Net decrease in net assets from dividends and distributions to shareholders	(1,307,860)	(1,610,912)	(114,476)	(269,329)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	5,820,756	14,843,066	5,425,174	(297,232)

Total increase/(decrease) in net assets	21,876,375	11,024,507	6,996,217	(288,518)

Net assets
Beginning of period	70,002,557	58,978,050	6,346,107	6,634,625

End of period	$91,878,932	$70,002,557	$13,342,324	$6,346,107

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Hedged Core Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Net increase/(decrease) in net assets from operations:
Net investment gain	$58,006	$51,943
Net realized loss from investments and securities sold short	(394,402)	(221,239)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	1,269,545	764,069

Net increase in net assets resulting from operations	933,149	594,773

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(83,766)	(152,049)

Net decrease in net assets from dividends and distributions to shareholders	(83,766)	(152,049)

Increase in Net Assets from Capital Share Transactions (Note 4)	2,143,171	5,778,631

Total increase in net assets	2,992,554	6,221,355

Net assets
Beginning of period	8,803,542	2,582,187

End of period	$11,796,096	$8,803,542

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statement of Cash Flow

(Unaudited)

Gotham Hedged Core Fund
For the Six Months Ended March 31, 2021
Cash flows used in operating activities:
Net increase in net assets resulting from operations.	$933,149

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term portfolio investments	(15,138,985)
Proceeds from disposition of long-term portfolio investments	12,718,657
Purchases to cover securities sold short	(7,850,213)
Proceeds from securities sold short	8,179,582
Net realized loss on investments and securities sold short	394,402
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(1,269,545)
Increase in receivable for investments sold	(261,177)
Decrease in cash collateral for securities sold	178
Decrease in prepaid expenses and other assets	320
Increase in receivable from Investment adviser	(14,492)
Increase in dividends and interest receivable	(4,380)
Increase in payable for investments purchased	220,059
Decrease in use of cash collateral from securities lending	(178)
Increase in payable for dividends and fees on securities sold-short	2,371
Decrease in accrued expense payable	(23,246)

Net cash used in operating activities	(2,113,498)

Cash flows from financing activities:
Proceeds from shares sold	2,600,307
Payment of shares redeemed	(540,902)
Increase in due to custodian	24,022

Net cash provided by financing activities	2,083,427

Net decrease in cash and restricted cash	(30,071)
Cash and restricted cash:
Beginning of period:.	147,645
End of period:	117,574
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Cash	129,076
Restricted cash.	18,569
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Cash	$—

Restricted cash	$117,574

Supplemental disclosure of cash flow information:
Cash received during the period for financing charges	$9,904

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Absolute Return Fund Institutional Class Shares
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Per Share Operating Performance
Net asset value, beginning of year/period	$14.39		$15.01	$14.86		$13.94	$12.70	$12.48

Net investment loss(1)	(0.03)		(0.06)	(0.00	)(2)	(0.09)	(0.12)	(0.07)
Net realized and unrealized gain/(loss) on investments.	1.41		(0.56)	0.15		1.01	1.36	0.46

Total from investment operations	1.38		(0.62)	0.15		0.92	1.24	0.39

Dividends and distributions to shareholders from:
Net realized capital gains	—		—	—		—	—	(0.17)

Total dividends and distributions to shareholders	—		—	—		—	—	(0.17)

Redemption fees	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)

Net asset value, end of year/period	$15.77		$14.39	$15.01		$14.86	$13.94	$12.70

Total investment return(4)	9.59%		(4.13)%	1.01%		6.60%	9.76%	3.14%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$468,167		$505,989	$857,247		$1,069,045	$884,205	$982,987
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any (including dividend and interest expense)(5)	1.50	%(6)	2.55%	2.58%		2.56%	2.81%	3.09%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(5)(7)	1.79	%(6)	2.65%	2.60%		2.63%	2.95%	3.09%
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.42	)%(6)	(0.39)%	(0.02	)%(8)	(0.58)%	(0.88)%	(0.56)%
Portfolio turnover rate	75	%(9)	259%	233%		258%	238%	272%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(5)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 2.05%, 2.15%, 2.15%, 2.15% and 2.20% for the years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively.

(6)	Annualized.
(7)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(8)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1).
(9)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced Return Fund Institutional Class Shares
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Per Share Operating Performance
Net asset value, beginning of year/period	$10.21		$14.51	$15.55	$13.68	$11.79	$11.10

Net investment income/(loss)(1)	(0.02)		(0.04)	(0.08)	(0.13)	(0.07)	0.02
Net realized and unrealized gain/(loss) on investments	1.85		(0.48)	0.26	2.14	1.96	0.87

Total from investment operations	1.83		(0.52)	0.18	2.01	1.89	0.89

Dividends and distributions to shareholders from:
Net investment income	(0.20)		—	—	—	—	—
Net realized capital gains	—		(3.78)	(1.22)	(0.14)	—	(0.20)

Total dividends and distributions to shareholders	(0.20)		(3.78)	(1.22)	(0.14)	—	(0.20)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, end of year/period	$11.84		$10.21	$14.51	$15.55	$13.68	$11.79

Total investment return(3)	16.13%		(6.81)%	1.79%	14.79%	16.03%	8.18%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$220,683		$236,725	$519,067	$845,833	$897,371	$950,202
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any (including dividend and interest expense)(4)	1.50	%(5)	2.12%	3.56%	3.63%	3.55%	3.58%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(4)(6)	1.83	%(5)	2.22%	3.56%	3.67%	3.56%	3.58%
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.36	)%(5)	(0.37)%	(0.56)%	(0.84)%	(0.51)%	0.16%
Portfolio turnover rate	84	%(7)	213%	204%	197%	196%	248%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Amount is less than $0.005 per share.

(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 2.06%, 2.15%, 2.15%, 2.15% and 2.15% for years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively.

(5)	Annualized.

(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Neutral Fund Institutional Class Shares
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Per Share Operating Performance
Net asset value, beginning of year/period	$9.19		$10.35	$10.25		$10.23	$9.91	$9.99

Net investment income/(loss)(1)	(0.03)		(0.09)	0.01		(0.09)	(0.13)	(0.10)
Net realized and unrealized gain/(loss) on investments	(0.16)		(1.07)	0.09		0.11	0.45	0.08

Total from investment operations	(0.19)		(1.16)	0.10		0.02	0.32	(0.02)

Dividends and distributions to shareholders from:
Net realized capital gains	—		—	—		—	—	(0.06)

Total dividends and distributions to shareholders	—		—	—		—	—	(0.06)

Redemption fees	0.00	(2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, end of year/period	$9.00		$9.19	$10.35		$10.25	$10.23	$9.91

Total investment return(3)	(2.07)%		(11.21)%	0.98%		0.20%	3.23%	(0.16)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$40,081		$55,675	$181,413		$356,672	$669,540	$783,024
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any (including dividend and interest expense)(4)	1.50	%(5)	2.79%	2.34%		2.61%	3.10%	3.56%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(4)(6)	2.14	%(5)	2.90%	2.33%		2.73%	3.14%	3.56%
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.59	)%(5)	(0.95)%	0.11	%(7)	(0.87)%	(1.31)%	(1.02)%
Portfolio turnover rate	83	%(8)	356%	331%		274%	261%	303%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 2.09%, 2.15%, 2.15%, 2.15% and 2.16% for the years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1).
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus Fund Institutional Class Shares
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Per Share Operating Performance
Net asset value, beginning of year/period	$16.19		$15.18	$15.73	$13.00	$10.59	$9.28

Net investment income(1)	0.06		0.14	0.13	0.10	0.06	0.07
Net realized and unrealized gain/(loss) on investments	2.70		1.09	(0.39)	2.68	2.41	1.42

Total from investment operations	2.76		1.23	(0.26)	2.78	2.47	1.49

Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.22)	(0.06)	(0.05)	(0.06)	(0.07)
Net realized capital gains	—		—	(0.23)	—	—	(0.11)

Total dividends and distributions to shareholders	(0.18)		(0.22)	(0.29)	(0.05)	(0.06)	(0.18)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, end of year/period	$18.77		$16.19	$15.18	$15.73	$13.00	$10.59

Total investment return(3)	17.20%		8.14%	(1.57)%	21.45%	23.25%	16.14%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$414,977		$394,773	$647,415	$631,060	$199,796	$44,190
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any (including dividend and interest expense)(4)	1.15	%(5)	1.17%	2.99%	3.39%	3.61%	3.41%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(4)(6)	1.27	%(5)	1.25%	3.04%	3.39%	3.62%	3.80%
Ratio of net investment income to average net assets (including dividend and interest expense)	0.76	%(5)	0.89%	0.89%	0.69%	0.46%	0.72%
Portfolio turnover rate	63	%(7)	224%	253%	218%	204%	234%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund’s Institutional Class Shares would be 1.15%, 1.15%, 1.15%, 1.15% and 1.18% for the years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus Fund Investor Class Shares
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018*
Per Share Operating Performance
Net asset value, beginning of year/period	$16.15		$15.13	$15.70	$14.48

Net investment income/(loss)(1)	0.04		0.10	(0.06)	0.05
Net realized and unrealized gain/(loss) on investments	2.68		1.10	(0.24)	1.17

Total from investment operations	2.72		1.20	(0.30)	1.22

Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.18)	(0.04)	—
Net realized capital gains	—		—	(0.23)	—

Total dividends and distributions to shareholders	(0.14)		(0.18)	(0.27)	—

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00	(2)

Net asset value, end of year/period	$18.73		$16.15	$15.13	$15.70

Total investment return(3)	16.96%		7.94%	(1.82)%	8.43%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$12,117		$10,278	$17,464	$14,403
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any (including dividend and interest expense)(4)	1.40	%(5)	1.42%	4.28%	3.64	%(5)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(4)(6)	1.52	%(5)	1.50%	4.34%	3.64	%(5)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.51	%(5)	0.64%	(0.40)%	0.49	%(5)
Portfolio turnover rate	63	%(7)	224%	253%	218	%(8)

*	Investor Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $14.48 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund’s Investor Class Shares would be 1.40%, 1.40% and 1.40% for the years ended September 30, 2020, 2019 and the period ended September 30, 2018, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)	Reflects portfolio turnover of the Fund for the year ended September 30, 2018.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Large Value Fund Institutional Class Shares
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.98		$13.29	$13.02	$12.46	$10.87	$10.00

Net investment income(1)	0.09		0.25	0.20	0.14	0.14	0.11
Net realized and unrealized gain/(loss) on investments	3.01		(0.22)	0.18	2.03	1.71	0.76

Total from investment operations	3.10		0.03	0.38	2.17	1.85	0.87

Dividends and distributions to shareholders from:
Net investment income	(0.23)		(0.23)	(0.01)	(0.28)	(0.26)	—
Net realized capital gains	—		(0.11)	(0.10)	(1.33)	—	—

Total dividends and distributions to shareholders	(0.23)		(0.34)	(0.11)	(1.61)	(0.26)	—

Redemption fees	—		0.00 (2)	—	—	—	—

Net asset value, end of year/period	$15.85		$12.98	$13.29	$13.02	$12.46	$10.87

Total investment return(3)	24.10%		0.04%	3.11%	18.93%	17.31%	8.70%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$91,879		$70,003	$58,978	$31,318	$2,627	$2,236
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any	0.75	%(4)	0.75%	0.75%	0.88%	0.95%	0.95	%(4)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(5)	1.05	%(4)	1.03%	1.05%	2.19%	4.40%	4.90	%(4)
Ratio of net investment income to average net assets	1.33	%(4)	1.95%	1.61%	1.12%	1.19%	1.41	%(4)
Portfolio turnover rate	83	%(6)	406%	316%	670%	169%	244	%(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced S&P 500 Index Fund Institutional Class Shares
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Period Ended September 30, 2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.86		$11.93	$13.70	$11.53	$10.00

Net investment income(1)	0.08		0.21	0.19	0.20	0.13
Net realized and unrealized gain on investments	2.10		1.14	0.03	2.39	1.40

Total from investment operations	2.18		1.35	0.22	2.59	1.53

Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.15)	(0.21)	(0.16)	—
Net realized capital gains	—		(0.27)	(1.78)	(0.26)	—

Total dividends and distributions to shareholders	(0.13)		(0.42)	(1.99)	(0.42)	—

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	—	—

Net asset value, end of year/period	$14.91		$12.86	$11.93	$13.70	$11.53

Total investment return(3)	17.06%		11.53%	3.46%	22.97%	15.30%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$13,342		$6,346	$6,635	$3,529	$2,931
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any	0.50	%(4)	0.50%	0.50%	0.50%	0.50	%(4)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(5)	1.77	%(4)	2.13%	3.20%	2.55%	3.61	%(4)
Ratio of net investment income to average net assets	1.13	%(4)	1.75%	1.65%	1.59%	1.66	%(4)
Portfolio turnover rate	115	%(6)	345%	328%	230%	268	%(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Hedged Core Fund Institutional Class Shares
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.33		$11.16	$12.61	$11.34	$10.00	$10.00

Net investment income(1)	0.06		0.13	0.14	0.11	0.07	—
Net realized and unrealized gain/(loss) on investments	0.88		0.70	(0.11)	1.35	1.27	(0.00	)(2)

Total from investment operations	0.94		0.83	0.03	1.46	1.34	(0.00	)(2)

Dividends and distributions to shareholders from:
Net investment income	(0.07)		(0.17)	(0.07)	(0.18)	—	—
Net realized capital gains	(0.02)		(0.49)	(1.41)	(0.01)	—	—

Total dividends and distributions to shareholders	(0.09)		(0.66)	(1.48)	(0.19)	—	—

Redemption fees	—		—	—	—	—	—

Net asset value, end of year/period	$12.18		$11.33	$11.16	$12.61	$11.34	$10.00

Total investment return(3)	8.33%		7.59%	0.86%	12.93%	13.40%	0.00%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$11,796		$8,804	$2,582	$2,561	$2,267	$1,999
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any (including dividend and interest expense)(4)	1.66	%(5)	1.52%	1.00%	1.16%	1.40%	—
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(4)(6)	2.75	%(5)	3.47%	4.05%	3.85%	4.91%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	1.11	%(5)	1.20%	1.29%	0.91%	0.66%	—
Portfolio turnover rate	88	%(7)	267%	228%	221%	249%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 0.85%, 0.85%, 0.85%, 0.85% and 0.85% for the six months ended March 31, 2021 and the years ended September 30, 2020, 2019, 2018 and 2017, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2021

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Absolute Return Fund, the Gotham Enhanced Return Fund, the Gotham Neutral Fund, the Gotham Index Plus Fund, the Gotham Large Value Fund, the Gotham Enhanced S&P 500 Index Fund and the Gotham Hedged Core Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Index Plus Fund, offers one class of shares, Institutional Class. The Gotham Index Plus Fund offers two classes of shares, Institutional Class and Investor Class. The Funds’ commencement of operations are as follows:

Gotham Absolute Return Fund (“Absolute Return”)	August 31, 2012
Gotham Enhanced Return Fund (“Enhanced Return”)	May 31, 2013
Gotham Neutral Fund (“Neutral”)	August 30, 2013
Gotham Index Plus Fund (“Index Plus”)	March 31, 2015
Gotham Large Value Fund (“Large Value”)	December 31, 2015
Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”)	December 30, 2016
Gotham Hedged Core Fund (“Hedged Core”)	September 30, 2016

All the Funds except for Large Value and Enhanced S&P 500 Index seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Large Value seeks to achieve its investment objective by primarily investing in long positions of U.S. large capitalization equity securities with market capitalization similar to companies in the S&P 500® Index or Russell 1000® Index, but may invest in other large capitalization companies. Enhanced S&P 500 Index seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a corporate debt security with an end of period value of $801 and $730 held by Absolute Return and Neutral, respectively; and total return swaps with an end of period unrealized appreciation/(depreciation) of $1,686,454, $39,182,050, $(1,838,314) and $98,948,893 held by Absolute Return, Enhanced Return, Neutral and Index Plus, respectively. These securities are considered Level 2 as of and for the six months ended March 31, 2021.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2021, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statements of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

Short Sales — All Funds except for Large Value and Enhanced S&P 500 may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of March 31, 2021, the following Fund had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Hedged Core	$4,751,422	$9,602,778	$117,574

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statements of Operations. In those instances where rebate income is in excess of dividends on securities sold short and finance charges, the net amount is shown in the Investment Income section of the Statements of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Fund had net charges as shown in the table below for the six months ended March 31, 2021:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

	Dividends on Securities Sold Short	Rebate (Income)/Fees
Hedged Core	$27,700	$4,470

The following Fund utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Fund based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statements of Operations and are as follows for the six months ended March 31, 2021:

	Short Sales (Deposits) Proceeds	Financing Charges
Hedged Core	$4,631,003	$9,904

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend accruals or payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the six months ended March 31, 2021, only Absolute Return, Enhanced Return, Neutral and Index Plus held total return swaps.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

For the six months ended March 31, 2021, the quarterly average notional volume of the total return swaps for the following Funds were as follows:

Notional Amount
Absolute Return	$(163,356,973)
Enhanced Return	(30,644,135)
Neutral	(30,362,904)
Index Plus	(93,927,461)

Counterparty Risk — During the six months ended March 31, 2021, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to counterparty risk. Certain of the derivatives entered into by the Funds may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.

The Funds are subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Funds will not sustain a loss on a transaction as a result.

Liquidity Risk — During the six months ended March 31, 2021, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to liquidity risk. The Funds may be subject to liquidity risk primarily due to investments in derivatives. The Funds may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Funds may be unable to sell the asset or sell it at a reasonable price. In addition, the Funds may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Funds in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Funds may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Funds may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — During the six months ended March 31, 2021, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to a Master Netting agreement. In order to define their contractual rights and to secure rights that will help mitigate their counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Funds and the counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

LIBOR Phase-out Risk — The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which the Funds invest, as well as other unforeseen effects, could result in losses to the Funds.

Collateral Requirements — During the six months ended March 31, 2021, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Funds generally agree not to use non-cash collateral that they receive but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

				Gross Amount Not Offset in the
				Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged/(Received)*	Net Amount**
Absolute Return	$1,686,454	$—	$1,686,454	$—	$—	$1,686,454
Enhanced Return	39,182,050	—	39,182,050	—	(29,380,000)	9,802,050
Neutral	(1,838,314)	—	(1,838,314)	—	1,838,314	—
Index Plus	98,948,893	—	98,948,893	—	(92,900,000)	6,048,893

*	Amount disclosed is limited to the amount of assets presented in each Statements of Assets and Liabilities. Actual collateral pledged/(received) may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

Absolute Return(1)	1.35%
Enhanced Return(1)	1.25%
Neutral	1.50%
Index Plus(2)	0.75%
Large Value	0.75%
Enhanced S&P 500 Index(3)(4)	0.25%
Hedged Core(4)	0.70%

(1)	Prior to February 1, 2021, the investment advisory fee was 1.50%.
(2)	Prior to February 1, 2021, the investment advisory fee was 1.00%.
(3)	Prior to February 1, 2021, the investment advisory fee was 0.50%.
(4)

Effective November 1, 2020 and February 1, 2021, Enhanced S&P 500 Index and Hedged Core, respectively, entered into a Support, Service and Fee Assumption Agreement (“Agreement”) with Gotham, whereby Gotham will assume and undertake to pay substantially all Fund expenses, except investment advisory fees. Under the Agreement, Gotham is entitled to a fee, computed daily and payable monthly, equal to the lesser of (i) the annualized rate of 0.15% of the Fund’s average daily net assets, or (ii) the actual amount of Gotham’s payment obligation under the Agreement.

For all Funds, except for Neutral, Large Value and Hedged Core, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). For Neutral, Large Value and Hedged Core, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended March 31, 2021.

	Institutional Class	Investor Class	Termination Date
Absolute Return(1)	0.00%	N/A	January 31, 2022
Enhanced Return(1)	0.00%	N/A	January 31, 2022
Neutral	1.50%	N/A	January 31, 2022
Index Plus(2)	0.15%	0.15%	January 31, 2022
Large Value	0.75%	N/A	January 31, 2022
Enhanced S&P 500 Index(3)	0.00%	N/A	January 31, 2023
Hedged Core	0.85%	N/A	January 31, 2022

(1)	Prior to February 1, 2021, the Expense Limitation was 1.50%.
(2)	Prior to February 1, 2021, the Expense Limitation was 1.15% and 1.40% for Institutional Class and Investor Class, respectively.
(3)	Prior to February 1, 2021, the Expense Limitation was 0.50%.

For the six months ended March 31, 2021, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Recoupments, Waiver and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute Return	$3,494,276	$(680,224)	$2,814,052
Enhanced Return	1,668,085	(371,443)	1,296,642
Neutral	335,588	(142,530)	193,058
Index Plus	2,084,664	(244,088)	1,840,576
Large Value	304,670	(120,296)	184,374
Enhanced S&P 500 Index	26,767	(67,705)	(40,938)
Hedged Core	36,653	(57,298)	(20,645)

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

For all Funds, except for Absolute Return, Enhanced Return, Neutral and Enhanced S&P 500 Index, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2021, the amounts of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration 09/30/2021	Expiration 09/30/2022	Expiration 09/30/2023	Expiration 03/31/2024
Index Plus
Institutional Class	N/A	$383,317	$422,424	$237,311
Investor Class	N/A	11,648	10,902	6,777
Large Value	22,664	156,711	184,619	120,296
Hedged Core	36,554	76,059	84,728	57,298

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in transfer agent fees in the Statement of Operations.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust has adopted a distribution plan for Investor Class shares of Index Plus, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Index Plus compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the Investor Class shares of Index Plus’s average daily net assets.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Alaric are compensated for their services provided to the Trust.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

3. Investment in Securities

For the six months ended March 31, 2021, for all Funds, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Absolute Return	$333,874,028	$494,935,119
Enhanced Return	174,406,007	244,046,287
Neutral	35,218,743	65,121,579
Index Plus	246,624,078	319,110,330
Large Value	70,725,708	65,786,515
Enhanced S&P 500 Index	17,517,039	12,176,731
Hedged Core	15,137,699	12,714,126

For the six months ended March 31, 2021, the Funds had no purchases and sales of U.S. Government securities.

4. Capital Share Transactions

For the six months ended March 31, 2021 and the year ended September 30, 2020, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
	Shares	Value	Shares	Value
Absolute Return:
Institutional Class Shares:
Sales	4,289,743	$63,055,145	7,707,089	$111,825,830
Reinvestments	—	—	—	—
Redemption Fees*	—	12	—	10,202
Redemptions	(9,758,024)	(142,930,176)	(29,654,254)	(414,631,129)

Net Decrease	(5,468,281)	$(79,875,019)	(21,947,165)	$(302,795,097)

Enhanced Return:
Institutional Class Shares:
Sales	1,035,269	$11,141,791	3,340,058	$36,819,281
Reinvestments	28,679	300,838	9,276,386	108,069,892
Redemption Fees*	—	217	—	482
Redemptions	(5,609,311)	(59,688,241)	(25,210,356)	(266,540,789)

Net Decrease	(4,545,363)	$(48,245,395)	(12,593,912)	$(121,651,134)

Neutral:
Institutional Class Shares:
Sales	835,326	$7,291,884	2,313,773	$22,882,144
Reinvestments	—	—	—	—
Redemption Fees*	—	427	—	481
Redemptions	(2,442,772)	(21,434,305)	(13,785,607)	(131,448,195)

Net Decrease	(1,607,446)	$(14,141,994)	(11,471,834)	$(108,565,570)

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
	Shares	Value	Shares	Value
Index Plus:
Institutional Class Shares:
Sales	2,585,155	$44,142,954	8,500,444	$128,551,226
Reinvestments	202,608	3,379,499	420,842	6,754,520
Redemption Fees*	—	777	—	14,426
Redemptions	(5,054,283)	(87,464,860)	(27,196,363)	(388,757,413)

Net Decrease	(2,266,520)	$(39,941,630)	(18,275,077)	$(253,437,241)

Investor Class Shares:
Sales	134,873	$2,255,223	193,502	$2,999,496
Reinvestments	5,856	97,550	12,613	202,195
Redemption Fees*	—	22	—	388
Redemptions	(130,481)	(2,258,112)	(723,732)	(10,557,650)

Net Increase/(Decrease)	10,248	$94,683	(517,617)	$(7,355,571)

Large Value:
Institutional Class Shares:
Sales	763,008	$10,888,466	5,096,192	$60,440,115
Reinvestments	92,168	1,307,860	115,810	1,610,911
Redemption Fees*	—	—	—	59
Redemptions	(451,092)	(6,375,570)	(4,257,287)	(47,208,019)

Net Increase	404,084	$5,820,756	954,715	$14,843,066

Enhanced S&P 500 Index:
Institutional Class Shares:
Sales	487,101	$6,647,710	371,473	$4,535,175
Reinvestments	8,342	114,453	22,022	269,329
Redemption Fees*	—	52	—	413
Redemptions	(94,032)	(1,337,041)	(456,234)	(5,102,149)

Net Increase/(Decrease)	401,411	$5,425,174	(62,739)	$(297,232)

Hedged Core:
Institutional Class Shares:
Sales	230,103	$2,600,307	563,090	$5,972,409
Reinvestments	7,446	83,766	13,822	152,049
Redemption Fees*	—	—	—	—
Redemptions	(46,392)	(540,902)	(31,260)	(345,827)

Net Increase	191,157	$2,143,171	545,652	$5,778,631

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

Significant Shareholders

As of March 31, 2021, the below Funds had shareholders that held 10% or more of the outstanding shares of the respective Fund. Transactions by these shareholders may have a material impact on the Fund.

Neutral
Affiliated Fund	10%
Index Plus
Affiliated Fund	1%
Affiliated Shareholders	1%
Enhanced S&P 500 Index
Affiliated Fund	31%
Affiliated Shareholders	1%
Non-affiliated Shareholders	28%
Hedged Core
Affiliated Fund	46%
Non-affiliated Shareholders	50%

5. Securities Lending

All Funds, except for Large Value and Enhanced S&P 500 Index, may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. Securities on loan are not used as collateral for swaps or as collateral for short securities, if any. During the six months ended March 31, 2021, only Hedged Core entered into the securities lending program. Hedged Core had no open securities lending transactions as of March 31, 2021, and the income generated from the program during the six-months ended March 31, 2021, with respect to such loans is as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Hedged Core	$—	$—	$—	$29

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The Funds had no open securities lending transactions which were subject to a MSLA as of March 31, 2021.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid by the Funds during the year ended September 30, 2020 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Enhanced Return	$—	$124,087,944	$—
Index Plus	9,432,222	—	—
Large Value	1,230,886	380,026	—
Enhanced S&P 500 Index	113,277	156,052	—
Hedged Core	39,601	112,448	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2020, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Absolute Return	$(60,941,538)	$—	$—	$55,732,434	$(47,123,741)	$—
Enhanced Return	(12,671,992)	334,833	—	62,029,864	(1,472,708)	—
Neutral	(64,998,761)	—	—	8,451,885	(14,906,632)	(2)
Index Plus	(23,491,546)	4,544,442	—	154,488,033	(65,075,244)	(3,799,175)
Large Value	—	845,953	—	473,717	(2,154,002)	—
Enhanced S&P 500 Index	—	87,555	—	662,379	(188,089)	—
Hedged Core	—	48,368	18,962	633,732	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The other temporary differences as of September 30, 2020, were primarily attributed to wash sales on unsettled short sales, deferral of loss on unsettled trades, realized gain/loss on unsettled swaps, straddle losses outstanding, wash sales, amortization of organizational costs, qualified late year losses deferred, capital loss carryforwards not yet utilized and deferred interest expense. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of March 31, 2021, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

March 31, 2021

(Unaudited)

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute Return	$318,292,672	$163,301,626	$(32,906,989)	$130,394,637
Enhanced Return	156,309,064	110,076,403	(16,858,258)	93,218,145
Neutral	24,293,525	16,840,331	(4,698,493)	12,141,838
Index Plus	295,030,560	236,849,611	(28,838,910)	208,010,701
Large Value	71,958,372	19,452,260	(76,969)	19,375,291
Enhanced S&P 500 Index	11,064,614	2,218,391	(11,950)	2,206,441
Hedged Core	9,393,754	2,514,860	(264,326)	2,250,534

*

Because tax adjustments are calculated annually at the end of a Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in such Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2020, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2020. For the year ended September 30, 2020, the Funds deferred to October 1, 2020 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Absolute Return	$1,735,629	$95,429,591	$(50,041,479)
Enhanced Return	1,472,708	—	—
Neutral	855,813	21,230,678	(7,179,859)
Index Plus	—	167,663,118	(102,587,874)
Large Value	—	4,754,359	(2,600,357)
Enhanced S&P 500 Index	—	663,020	(474,931)

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2020, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Absolute Return	$60,941,538
Enhanced Return	12,671,992
Neutral	64,998,761
Index Plus	23,491,546

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no material subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

GOTHAM FUNDS

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Gotham Funds (each a “Fund” and, collectively, the “Funds”), met on December 2-3, 2020 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of September 30, 2020 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that shares of the Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTI-0321

GOTHAM FUNDS

of

FundVantage Trust

Gotham ESG Large Value Fund

Gotham Defensive Long 500 Fund

Gotham Total Return Fund

Gotham Enhanced 500 Plus Fund

Gotham Hedged Plus Fund

Gotham Neutral 500 Fund

Gotham Short Strategies Fund

SEMI-ANNUAL REPORT

March 31, 2021

(Unaudited)

Important Notice: As permitted by the Securities and Exchange Commission, paper copies of the Gotham Funds’ annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Gotham Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports are available on the Gotham Funds’ website (www.GothamFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Gotham Funds, call the Gotham Funds toll-free at 1 (877) 974-6852 or write to the Gotham Funds at Gotham Funds, FundVantage Trust, c/o BNY Mellon Investment Servicing, P.O. Box 9829, Providence, RI 02940-8029. Your election to receive shareholder reports in paper will apply to all Gotham Funds that you hold through the financial intermediary, or directly with the Gotham Funds.

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

GOTHAM FUNDS

SEMI-ANNUAL REPORT

AS OF MARCH 31, 2021

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each a, “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham ESG Large Value Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund, except Gotham ESG Large Value Fund, will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Gotham Defensive Long 500 Fund and Gotham Short Strategies Fund utilize one or more swap agreements in their investment programs. The use of derivatives, such as swaps, exposes a Fund to additional risks including increased volatility, lack of liquidity and possible losses greater than a Fund’s initial investment. Gotham Total Return Fund will primarily engage in short sales, leverage and swaps through its investments in underlying funds. Certain Funds may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

1

GOTHAM FUNDS

Gotham ESG Large Value Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six Months*	1 Year	Since Inception
Institutional Class Shares	24.19%	55.69%	20.05%**
S&P 500® Total Return Index	19.07%	56.35%	25.45%***

*	Not Annualized.
**	The Gotham ESG Large Value Fund (the “Fund”) incepted on December 28, 2018.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” are 6.46% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 0.75% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

2

GOTHAM FUNDS

Gotham Defensive Long 500 Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	4.60%	18.33%	3.03%	7.50%**
S&P 500® Total Return Index	19.07%	56.35%	16.78%	16.64%***

*	Not Annualized.
**	The Gotham Defensive Long 500 Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” are 1.66% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

3

GOTHAM FUNDS

Gotham Total Return Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six Months*	1 Year	3 years	5 years	Since Inception
Institutional Class Shares	5.97%	18.19%	2.37%	6.03%	5.42%**
Investor Class Shares	5.78%	17.90%	1.98%	N/A	1.50%**
HFRX Equity Hedge Index	10.63%	23.88%	2.10%	4.08%	2.10%***

*	Not Annualized.
**	Institutional Class shares and Investor Class shares of the Gotham Total Return Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
***	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of the shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.92% and 1.33% for the Institutional Class shares, respectively, and 2.17% and 1.58% for the Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions), do not exceed 0.00% with respect to Institutional Class shares, (on an annual basis) and 0.25% with respect to Investor Class shares, (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The recoupment of fees waived or expenses reimbursed are limited to the lesser of (a) the Expense Limitation in effect at the time fees were waived or expenses were reimbursed, and (b) the Expense Limitation in effect at the time of recoupment.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all of the risks described in Important Information.

4

GOTHAM FUNDS

Gotham Enhanced 500 Plus Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	16.13%	44.46%	11.36%	13.68%**
S&P 500® Total Return Index	19.07%	56.35%	16.78%	16.64%***

*	Not Annualized.
**	The Gotham Enhanced 500 Plus Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” are 5.04% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.21% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

5

GOTHAM FUNDS

Gotham Hedged Plus Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six Months*	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	0.39%	11.57%	1.20%	5.30%	5.30%**
HFRX Equity Hedge Index	10.63%	23.88%	2.10%	4.08%	4.08%**	*

*	Not Annualized.
**	The Gotham Hedged Plus Fund (the “Fund”) commenced operations on March 31, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” are 4.81% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.51% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

6

GOTHAM FUNDS

Gotham Neutral 500 Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	-1.44%	-0.58%	-2.15%	1.37%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.06%	0.12%	1.49%	1.28%**	*

*	Not Annualized.
**	The Gotham Neutral 500 Fund (the “Fund”) commenced operations on October 1, 2016. The Fund’s inception date was September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” are 4.11% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.88% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

7

GOTHAM FUNDS

Gotham Short Strategies Fund

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six Months*	1 year	3 Year	5 Year	10 Year
Institutional Class Shares**	-19.26%	-34.45%	-15.11%	-10.98%	-4.87%
50% Inverse of the S&P 500®	-9.48%	-19.86%	-8.95%	-8.57%	-7.44%

*	Not Annualized.
**

A privately offered fund (the “Predecessor Fund”) managed by Gotham Asset Management, LLC was reorganized into the Gotham Short Strategies Fund (the “Fund” or “GSSFX”) on July 31, 2017, the date GSSFX commenced operations. The Predecessor Fund was organized and commenced operations in February 2008 and had an investment objective, investment policies and restrictions that were, in all material respects, equivalent to those of GSSFX. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, this Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected its performance. GSSFX’s performance for periods prior to the commencement of operations on July 31, 2017 is that of the Predecessor Fund adjusted to reflect GSSFX’s fee structure.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2021, the “Total Annual Fund Operating Expenses” are 1.88% and the “Total Annual Fund Operating Expenses After Fee waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the 50% Inverse of the S&P 500®. The 50% Inverse of the S&P 500® reflects the return of the S&P 500® adjusted to show the negative 50% targeted net short exposure of the Predecessor Fund. Its returns reflect reinvested dividends.

8

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2021

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2020, and held for the entire period through March 31, 2021.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham ESG Large Value Fund
Institutional Class
Actual	$1,000.00	$1,241.90	0.75%	$4.19
Hypothetical (5% return before expenses)	1,000.00	1,021.19	0.75%	3.78

Gotham Defensive Long 500 Fund
Institutional Class
Actual	$1,000.00	$1,046.00	1.35%	$6.89
Hypothetical (5% return before expenses)	1,000.00	1,018.20	1.35%	6.79

Gotham Total Return Fund
Institutional Class
Actual	$1,000.00	$1,059.70	0.00%	$—
Hypothetical (5% return before expenses)	1,000.00	1,024.93	0.00%	—
Investor Class
Actual	$1,000.00	$1,057.80	0.25%	$1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25%	1.26

9

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

March 31, 2021

(Unaudited)

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Enhanced 500 Plus Fund
Institutional Class
Actual	$1,000.00	$1,161.30	2.12%	$11.42
Hypothetical (5% return before expenses)	1,000.00	1,014.36	2.12%	10.65

Gotham Hedged Plus Fund
Institutional Class
Actual	$1,000.00	$1,003.90	2.18%	$10.91
Hypothetical (5% return before expenses)	1,000.00	1,014.04	2.18%	10.97

Gotham Neutral 500 Fund
Institutional Class
Actual	$1,000.00	$985.60	3.48%	$17.24
Hypothetical (5% return before expenses)	1,000.00	1,007.57	3.48%	17.43

Gotham Short Strategies Fund
Institutional Class
Actual	$1,000.00	$807.40	1.35%	$6.08
Hypothetical (5% return before expenses)	1,000.00	1,018.20	1.35%	6.79

*

Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings, except for the Gotham ESG Large Value Fund which does not short securities or use leverage.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2021, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

10

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham ESG Large Value Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	14.1%	$200,396
Retailing	10.1	143,068
Diversified Financials	7.0	99,271
Pharmaceuticals, Biotechnology & Life Sciences	6.9	97,912
Materials	6.7	95,327
Technology Hardware & Equipment	5.9	83,756
Food, Beverage & Tobacco	5.5	78,835
Health Care Equipment & Services	5.4	77,572
Semiconductors & Semiconductor Equipment	5.2	74,499
Software & Services	4.5	64,145
Transportation	4.0	56,407
Banks	3.9	55,637
Media & Entertainment	2.7	39,211
Insurance	2.6	37,171
Telecommunication Services	2.5	35,428
Household & Personal Products	2.2	30,761
Consumer Durables & Apparel	2.0	27,958
Energy	1.7	24,076
Utilities	1.4	20,074
Automobiles & Components	1.4	19,412
Commercial & Professional Services	1.3	19,235
Real Estate	1.1	15,834
Food & Staples Retailing	0.5	6,926
Consumer Services	0.5	6,614

Total Common Stocks	99.1	1,409,525

Other Assets in Excess of Liabilities	0.9	12,429

NET ASSETS	100.0%	$1,421,954

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

11

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long 500 Fund

	% of Net Assets	Value
COMMON STOCKS:
Food, Beverage & Tobacco	14.3%	$6,254,053
Capital Goods	11.3	4,942,861
Pharmaceuticals, Biotechnology & Life Sciences	6.7	2,930,190
Health Care Equipment & Services	6.5	2,856,018
Software & Services	6.3	2,762,743
Materials	6.0	2,631,181
Household & Personal Products	5.8	2,525,360
Media & Entertainment	5.2	2,293,373
Technology Hardware & Equipment	5.0	2,185,322
Retailing	4.9	2,160,288
Food & Staples Retailing	4.5	1,968,653
Diversified Financials	3.7	1,597,147
Telecommunication Services	2.4	1,065,108
Insurance	2.2	970,329
Transportation	2.1	919,947
Semiconductors & Semiconductor Equipment	1.9	850,608
Consumer Services	1.8	790,049
Consumer Durables & Apparel	1.6	719,347
Utilities	1.6	677,846
Automobiles & Components	1.2	521,934
Energy	0.6	268,239

Total Common Stocks	95.6	41,890,596

Other Assets in Excess of Liabilities	4.4	1,921,278

NET ASSETS	100.0%	$43,811,874

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

12

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry type of the portfolio holdings of the Fund:

Gotham Total Return Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.5%	$27,301,879
Other Assets in Excess of Liabilities	0.5	136,216

NET ASSETS	100.0%	$27,438,095

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

13

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	17.2%	$580,288
Retailing	15.8	529,945
Capital Goods	15.2	511,608
Technology Hardware & Equipment	11.0	368,728
Media & Entertainment	10.0	335,976
Food, Beverage & Tobacco	9.4	315,268
Diversified Financials	8.3	278,702
Materials	7.5	252,523
Pharmaceuticals, Biotechnology & Life Sciences	6.8	229,422
Telecommunication Services	6.0	202,287
Health Care Equipment & Services	5.6	187,429
Semiconductors & Semiconductor Equipment	5.4	181,490
Transportation	3.6	122,415
Food & Staples Retailing	2.9	98,921
Insurance	2.7	90,100
Automobiles & Components	2.5	84,931
Household & Personal Products	2.2	72,870
Energy	1.8	60,471
Consumer Durables & Apparel	1.8	60,066
Utilities	1.4	46,333
Real Estate	1.3	44,717
Banks	0.9	29,634
Commercial & Professional Services	0.8	27,185
Consumer Services	0.3	10,433

Total Long Positions	140.4	4,721,742

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.1)%	$(4,455)
Consumer Durables & Apparel	(0.2)	(6,682)
Food & Staples Retailing	(0.5)	(15,095)
Food, Beverage & Tobacco	(0.5)	(18,124)
Technology Hardware & Equipment	(0.8)	(26,582)
Media & Entertainment	(0.8)	(27,497)
Banks	(0.9)	(28,533)
Telecommunication Services	(0.9)	(30,320)
Commercial & Professional
Services	(1.0)	(32,191)
Materials	(1.0)	(32,822)
Transportation	(1.0)	(35,106)
Insurance	(1.5)	(50,853)
Retailing	(1.8)	(60,375)
Capital Goods	(2.1)	(68,777)
Diversified Financials	(2.1)	(71,366)
Semiconductors & Semiconductor Equipment	(2.3)	(77,417)
Consumer Services	(2.4)	(81,642)
Energy	(2.5)	(84,629)
Software & Services	(2.8)	(94,697)
Real Estate	(3.0)	(100,183)
Pharmaceuticals, Biotechnology & Life Sciences	(3.3)	(110,465)
Health Care Equipment & Services	(4.6)	(155,493)
Utilities	(5.4)	(182,512)

Total Short Positions	(41.5)	(1,395,816)

Other Assets in Excess of Liabilities	1.1	37,652

NET ASSETS	100.0%	$3,363,578

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

14

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Food, Beverage & Tobacco	23.0%	$2,974,753
Pharmaceuticals, Biotechnology & Life Sciences	19.4	2,511,288
Retailing	19.1	2,466,306
Capital Goods	16.6	2,142,685
Software & Services	12.6	1,628,728
Technology Hardware & Equipment	10.6	1,375,075
Materials	9.8	1,267,348
Health Care Equipment & Services	9.5	1,231,331
Media & Entertainment	8.0	1,041,181
Food & Staples Retailing	6.6	852,710
Household & Personal Products	5.7	742,942
Diversified Financials	5.4	703,181
Consumer Durables & Apparel	5.4	701,720
Commercial & Professional Services	5.0	650,596
Telecommunication Services	4.3	557,809
Transportation	3.6	458,498
Insurance	2.4	313,316
Automobiles & Components	2.2	280,220
Utilities	2.1	274,882
Consumer Services	1.7	222,579
Semiconductors & Semiconductor Equipment	1.5	194,486
Energy	0.7	85,232
Real Estate	0.4	54,742
Banks	0.0	1,161

Total Long Positions	175.6	22,732,769

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Automobiles & Components	(0.1)%	$(9,297)
Diversified Financials	(0.1)	(11,167)
Food & Staples Retailing	(0.1)	(15,740)
Consumer Services	(0.3)	(36,845)
Insurance	(0.3)	(39,125)
Semiconductors & Semiconductor Equipment	(0.5)	(68,768)
Commercial & Professional
Services	(0.6)	(84,340)
Food, Beverage & Tobacco	(0.8)	(100,172)
Household & Personal Products	(1.0)	(126,762)
Consumer Durables & Apparel	(1.0)	(132,036)
Technology Hardware & Equipment	(1.3)	(168,505)
Banks	(1.4)	(180,225)
Media & Entertainment	(1.5)	(192,281)
Real Estate	(1.8)	(227,232)
Transportation	(2.0)	(261,026)
Energy	(2.1)	(271,944)
Materials	(2.9)	(375,206)
Health Care Equipment & Services	(5.9)	(762,864)
Capital Goods	(8.2)	(1,060,467)
Utilities	(9.1)	(1,178,587)
Retailing	(9.2)	(1,185,710)
Software & Services	(9.8)	(1,271,366)
Pharmaceuticals, Biotechnology & Life Sciences	(16.7)	(2,166,482)

Total Short Positions	(76.7)	(9,926,147)

Other Assets in Excess of Liabilities	1.1	142,727

NET ASSETS	100.0%	$12,949,349

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

15

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	24.1%	$504,637
Retailing	13.3	279,256
Food, Beverage & Tobacco	11.6	244,231
Materials	10.8	225,631
Consumer Durables & Apparel	8.0	167,482
Pharmaceuticals, Biotechnology & Life Sciences	7.2	152,027
Health Care Equipment & Services	6.1	128,082
Diversified Financials	5.4	114,092
Technology Hardware & Equipment	4.5	93,473
Software & Services	3.6	75,764
Food & Staples Retailing	3.1	64,958
Telecommunication Services	3.0	62,017
Insurance	2.8	58,105
Utilities	2.7	56,893
Household & Personal Products	2.5	51,874
Energy	2.2	45,714
Transportation	2.0	42,764
Automobiles & Components	1.9	39,416
Semiconductors & Semiconductor Equipment	1.7	35,739
Media & Entertainment	1.6	33,597
Real Estate	1.2	25,205
Consumer Services	1.2	24,487
Commercial & Professional Services	1.1	23,005

Total Long Positions	121.6	2,548,449

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Commercial & Professional Services	(0.3)%	$(5,937)
Media & Entertainment	(1.1)	(22,613)
Consumer Durables & Apparel	(1.1)	(23,216)
Automobiles & Components	(1.1)	(23,823)
Telecommunication Services	(1.2)	(24,181)
Diversified Financials	(1.6)	(33,806)
Materials	(2.1)	(44,568)
Technology Hardware & Equipment	(2.3)	(47,921)
Banks	(2.6)	(54,764)
Capital Goods	(3.9)	(82,358)
Insurance	(4.1)	(86,741)
Pharmaceuticals, Biotechnology & Life Sciences	(4.2)	(88,294)
Retailing	(4.3)	(89,116)
Semiconductors & Semiconductor Equipment	(4.3)	(89,972)
Software & Services	(4.6)	(95,938)
Real Estate	(5.4)	(112,651)
Transportation	(6.3)	(132,531)
Consumer Services	(7.2)	(150,953)
Health Care Equipment & Services	(8.0)	(167,307)
Energy	(9.6)	(201,570)
Utilities	(21.8)	(456,902)

Total Short Positions	(97.1)	(2,035,162)

Other Assets in Excess of Liabilities	75.5	1,581,838

NET ASSETS	100.0%	$2,095,125

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

16

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Short Strategies Fund

	% of Net Assets	Value
COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.4%	$335,231
Capital Goods	10.7	313,153
Health Care Equipment & Services	9.0	262,525
Retailing	8.1	237,758
Software & Services	7.9	233,069
Materials	7.6	224,185
Energy	6.7	197,358
Technology Hardware & Equipment	5.4	157,922
Consumer Durables & Apparel	5.0	146,511
Media & Entertainment	4.6	135,740
Commercial & Professional Services	4.6	135,085
Automobiles & Components	3.8	111,953
Semiconductors & Semiconductor Equipment	3.2	94,993
Food, Beverage & Tobacco	2.3	68,068
Transportation	2.1	59,926
Utilities	1.6	45,651
Consumer Services	1.3	38,381
Food & Staples Retailing	1.3	36,810
Household & Personal Products	0.5	15,415
Telecommunication Services	0.4	11,921

Total Common Stocks	97.5	2,861,655

Other Assets in Excess of Liabilities	2.5	74,448

NET ASSETS	100.0%	$2,936,103

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

17

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.1%
Automobiles & Components — 1.4%
Aptiv PLC (Jersey)*	61	$8,412
Ford Motor Co.*	898	11,000

		19,412

Banks — 3.9%
Citizens Financial Group, Inc.	96	4,238
Fifth Third Bancorp.	161	6,029
JPMorgan Chase & Co.	142	21,617
KeyCorp.	221	4,416
M&T Bank Corp.	29	4,397
People’s United Financial, Inc.	96	1,718
Regions Financial Corp.	217	4,483
SVB Financial Group*	13	6,418
Truist Financial Corp.	4	233
Zions Bancorp NA	38	2,088

		55,637

Capital Goods — 14.1%
3M Co.	81	15,607
A.O. Smith Corp.	38	2,569
Allegion PLC (Ireland)	15	1,884
AMETEK, Inc.	54	6,897
Carrier Global Corp.	197	8,317
Cummins, Inc.	44	11,401
Deere & Co.	30	11,224
Dover Corp.	41	5,622
Eaton Corp. PLC (Ireland)	90	12,445
Emerson Electric Co.	135	12,180
Fastenal Co.	62	3,117
Fortive Corp.	78	5,510
Fortune Brands Home & Security, Inc.	40	3,833
General Dynamics Corp.	26	4,721
Honeywell International, Inc.	37	8,032
Howmet Aerospace, Inc.*	107	3,438
IDEX Corp.	13	2,721
Illinois Tool Works, Inc.	35	7,753
Johnson Controls International PLC (Ireland)	184	10,979
Lockheed Martin Corp.	17	6,282
Masco Corp.	77	4,612
Northrop Grumman Corp.	9	2,913
Otis Worldwide Corp.	64	4,381
Parker-Hannifin Corp.	29	9,147
Pentair PLC (Ireland)	39	2,431
Quanta Services, Inc.	10	880
Snap-on, Inc.	14	3,230

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	38	$7,587
Trane Technologies PLC (Ireland)	59	9,768
United Rentals, Inc.*	17	5,598
WW Grainger, Inc.	13	5,212
Xylem, Inc.	1	105

		200,396

Commercial & Professional Services — 1.3%
Cintas Corp.	11	3,754
Jacobs Engineering Group, Inc.	30	3,878
Nielsen Holdings PLC (United Kingdom)	81	2,037
Republic Services, Inc.	40	3,974
Robert Half International, Inc.	27	2,108
Waste Management, Inc.	27	3,484

		19,235

Consumer Durables & Apparel — 2.0%
Garmin Ltd. (Switzerland)	43	5,670
Hanesbrands, Inc.	81	1,593
Hasbro, Inc.	31	2,980
Mohawk Industries, Inc.*	21	4,039
Newell Brands, Inc.	99	2,651
PulteGroup, Inc.	5	262
PVH Corp.	21	2,220
Tapestry, Inc.	63	2,596
Under Armour, Inc., Class C*	103	1,901
VF Corp.	1	80
Whirlpool Corp.	18	3,966

		27,958

Consumer Services — 0.5%
McDonald’s Corp.	2	448
Yum! Brands, Inc.	57	6,166

		6,614

Diversified Financials — 7.0%
Ameriprise Financial, Inc.	25	5,811
Berkshire Hathaway, Inc., Class B*	39	9,963
BlackRock, Inc.	27	20,357
Discover Financial Services	68	6,459
Franklin Resources, Inc.	148	4,381
Goldman Sachs Group, Inc. (The)	18	5,886
Intercontinental Exchange, Inc.	43	4,802
Invesco Ltd. (Bermuda)	128	3,228
Morgan Stanley	126	9,785
Nasdaq, Inc.	40	5,898

The accompanying notes are an integral part of the financial statements.

18

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
S&P Global, Inc.	18	$6,352
Synchrony Financial	132	5,367
T Rowe Price Group, Inc.	64	10,982

		99,271

Energy — 1.7%
APA Corp.	85	1,522
Baker Hughes Co.	164	3,544
Halliburton Co.	227	4,871
NOV, Inc.	90	1,235
Occidental Petroleum Corp.	211	5,617
Schlumberger NV (Curacao)	180	4,894
Williams Cos., Inc. (The)	101	2,393

		24,076

Food & Staples Retailing — 0.5%
Kroger Co. (The)	55	1,979
Sysco Corp.	44	3,465
Walgreens Boots Alliance, Inc.	27	1,482

		6,926

Food, Beverage & Tobacco — 5.5%
Archer-Daniels-Midland Co.	134	7,638
Campbell Soup Co.	81	4,072
Coca-Cola Co. (The)	60	3,163
Conagra Brands, Inc.	114	4,286
Constellation Brands, Inc., Class A	24	5,472
General Mills, Inc.	146	8,953
Hershey Co. (The)	40	6,326
JM Smucker Co. (The)	28	3,543
Kellogg Co.	81	5,127
Kraft Heinz Co. (The)	284	11,360
Molson Coors Beverage Co., Class B	52	2,660
Mondelez International, Inc., Class A	184	10,770
Monster Beverage Corp.*	60	5,465

		78,835

Health Care Equipment & Services — 5.4%
AmerisourceBergen Corp.	47	5,549
Anthem, Inc.	15	5,384
Cerner Corp.	69	4,960
Cigna Corp.	30	7,252
CVS Health Corp.	189	14,218
DaVita, Inc.*	32	3,449
HCA Healthcare, Inc.	76	14,314
Henry Schein, Inc.*	31	2,146
Hologic, Inc.*	60	4,463

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings*	23	$5,866
Medtronic PLC (Ireland)	4	473
Quest Diagnostics, Inc.	32	4,107
UnitedHealth Group, Inc.	5	1,860
Varian Medical Systems, Inc.*	20	3,531

		77,572

Household & Personal Products — 2.2%
Clorox Co. (The)	28	5,401
Colgate-Palmolive Co.	156	12,297
Kimberly-Clark Corp.	17	2,364
Procter & Gamble Co. (The)	79	10,699

		30,761

Insurance — 2.6%
American International Group, Inc.	52	2,403
Aon PLC, Class A (Ireland)	51	11,736
Arthur J Gallagher & Co.	43	5,365
Cincinnati Financial Corp.	2	206
Lincoln National Corp.	3	187
Marsh & McLennan Cos., Inc.	118	14,372
MetLife, Inc.	21	1,277
Principal Financial Group, Inc.	5	300
Prudential Financial, Inc.	7	638
Willis Towers Watson PLC (Ireland)	3	687

		37,171

Materials — 6.7%
Avery Dennison Corp.	20	3,673
CF Industries Holdings, Inc.	50	2,269
Dow, Inc.	168	10,742
DuPont de Nemours, Inc.	134	10,356
Eastman Chemical Co.	38	4,185
FMC Corp.	31	3,429
International Paper Co.	111	6,002
Linde PLC (Ireland)	42	11,766
LyondellBasell Industries NV, Class A (Netherlands)	8	832
Mosaic Co. (The)	88	2,782
Newmont Corp.	48	2,893
Nucor Corp.	37	2,970
Packaging Corp. of America	22	2,959
PPG Industries, Inc.	67	10,067
Sealed Air Corp.	40	1,833
Sherwin-Williams Co. (The)	21	15,498

The accompanying notes are an integral part of the financial statements.

19

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Westrock Co.	59	$3,071

		95,327

Media & Entertainment — 2.7%
Charter Communications, Inc., Class A*	16	9,872
Comcast Corp., Class A	26	1,407
Discovery, Inc., Class A*	29	1,260
DISH Network Corp., Class A*	119	4,308
Fox Corp., Class A	144	5,200
Interpublic Group of Cos., Inc. (The)	110	3,212
News Corp., Class A	133	3,382
Omnicom Group, Inc.	58	4,301
ViacomCBS, Inc., Class B	139	6,269

		39,211

Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
AbbVie, Inc.	121	13,095
Alexion Pharmaceuticals, Inc.*	51	7,798
Amgen, Inc.	29	7,215
Biogen, Inc.*	28	7,833
Gilead Sciences, Inc.	259	16,739
Merck & Co., Inc.	134	10,330
PerkinElmer, Inc.	26	3,336
Pfizer, Inc.	467	16,919
Thermo Fisher Scientific, Inc.	24	10,953
Waters Corp.*	13	3,694

		97,912

Real Estate — 1.1%
Alexandria Real Estate Equities, Inc., REIT	16	2,629
CBRE Group, Inc., Class A*	78	6,171
Duke Realty Corp., REIT	9	377
Ventas, Inc., REIT	2	107
Weyerhaeuser Co., REIT	184	6,550

		15,834

Retailing — 10.1%
Advance Auto Parts, Inc.	16	2,936
AutoZone, Inc.*	6	8,426
Best Buy Co., Inc.	63	7,233
Dollar General Corp.	38	7,700
Dollar Tree, Inc.*	54	6,181
eBay, Inc.	193	11,819
Genuine Parts Co.	42	4,855
Home Depot, Inc. (The)	65	19,841

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
L Brands, Inc.*	69	$4,268
LKQ Corp.*	85	3,598
Lowe’s Cos., Inc.	140	26,625
O’Reilly Automotive, Inc.*	18	9,130
Target Corp.	110	21,788
Tractor Supply Co.	28	4,958
Ulta Beauty, Inc.*	12	3,710

		143,068

Semiconductors & Semiconductor Equipment — 5.2%
Applied Materials, Inc.	145	19,372
Intel Corp.	183	11,712
KLA Corp.	34	11,234
Maxim Integrated Products, Inc.	52	4,751
NXP Semiconductors NV (Netherlands)	62	12,483
Qorvo, Inc.*	20	3,654
Teradyne, Inc.	40	4,867
Texas Instruments, Inc.	34	6,426

		74,499

Software & Services — 4.5%
Accenture PLC, Class A (Ireland)	54	14,918
Broadridge Financial Solutions, Inc.	25	3,828
DXC Technology Co.	57	1,782
Gartner, Inc.*	20	3,651
International Business Machines Corp.	129	17,191
Oracle Corp.	230	16,139
Paychex, Inc.	37	3,627
Western Union Co. (The)	122	3,009

		64,145

Technology Hardware & Equipment — 5.9%
Amphenol Corp., Class A	69	4,552
Apple, Inc.	97	11,849
CDW Corp.	34	5,636
Cisco Systems, Inc.	402	20,787
Corning, Inc.	174	7,571
F5 Networks, Inc.*	14	2,921
HP, Inc.	380	12,065
Juniper Networks, Inc.	91	2,305
NetApp, Inc.	50	3,634
Seagate Technology PLC (Ireland)	61	4,682
TE Connectivity Ltd. (Switzerland)	30	3,873

The accompanying notes are an integral part of the financial statements.

20

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Zebra Technologies Corp., Class A*	8	$3,881

		83,756

Telecommunication Services — 2.5%
AT&T, Inc.	596	18,041
Verizon Communications, Inc.	299	17,387

		35,428

Transportation — 4.0%
CSX Corp.	59	5,689
Expeditors International of Washington, Inc.	41	4,415
FedEx Corp.	60	17,042
Norfolk Southern Corp.	47	12,620
Union Pacific Corp.	30	6,612
United Parcel Service, Inc., Class B	59	10,029

		56,407

Utilities — 1.4%
AES Corp. (The)	150	4,022
Dominion Energy, Inc.	183	13,901
NRG Energy, Inc.	57	2,151

		20,074

TOTAL COMMON STOCKS (Cost $1,101,798)		1,409,525

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		12,429

NET ASSETS - 100.0%		$1,421,954

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

21

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.6%
Automobiles & Components — 1.2%
BorgWarner, Inc.(a)	8,543	$396,053
Ford Motor Co.*	10,276	125,881

		521,934

Capital Goods — 11.3%
3M Co.(a)	1,529	294,608
A.O. Smith Corp.	2,701	182,615
AMETEK, Inc.	1,179	150,594
Carrier Global Corp.	3,589	151,528
Cummins, Inc.(a)	2,020	523,402
Dover Corp.	414	56,772
Eaton Corp. PLC (Ireland)	228	31,528
Emerson Electric Co.	1,529	137,946
Fastenal Co.	839	42,185
Fortive Corp.	653	46,128
Fortune Brands Home & Security, Inc.	189	18,110
Honeywell International, Inc.(a)	997	216,419
Howmet Aerospace, Inc.*	6,960	223,625
Johnson Controls International PLC (Ireland)	6,611	394,478
Lockheed Martin Corp.	347	128,216
Masco Corp.(a)	8,035	481,296
Northrop Grumman Corp.	78	25,244
Pentair PLC (Ireland)	4,067	253,455
Quanta Services, Inc.(a)	6,178	543,540
Roper Technologies, Inc.	68	27,427
Snap-on, Inc.	1,259	290,502
Trane Technologies PLC (Ireland)	3,726	616,877
TransDigm Group, Inc.*	125	73,490
WW Grainger, Inc.	82	32,876

		4,942,861

Consumer Durables & Apparel — 1.6%
Garmin Ltd. (Switzerland)	1,163	153,342
Hanesbrands, Inc.	5,032	98,979
Leggett & Platt, Inc.	104	4,748
Newell Brands, Inc.	745	19,951
NIKE, Inc., Class B	972	129,169
PVH Corp.	188	19,872
Whirlpool Corp.	1,331	293,286

		719,347

Consumer Services — 1.8%
Domino’s Pizza, Inc.	108	39,721
Hilton Worldwide Holdings, Inc.*	726	87,788
Marriott International, Inc., Class A*	61	9,035

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald’s Corp.(a)	849	$190,295
MGM Resorts International	9,408	357,410
Yum! Brands, Inc.	978	105,800

		790,049

Diversified Financials — 3.7%
Berkshire Hathaway, Inc., Class B(a)*	1,819	464,700
BlackRock, Inc.	405	305,354
Franklin Resources, Inc.	8,527	252,399
Intercontinental Exchange, Inc.	461	51,484
Invesco Ltd. (Bermuda)	1,663	41,941
Nasdaq, Inc.	828	122,097
S&P Global, Inc.	303	106,920
T Rowe Price Group, Inc.(a)	1,470	252,252

		1,597,147

Energy — 0.6%
APA Corp.	531	9,505
Devon Energy Corp.	2,432	53,139
EOG Resources, Inc.	321	23,282
Halliburton Co.	139	2,983
Marathon Oil Corp.	9,561	102,111
Marathon Petroleum Corp.	15	802
Phillips 66	478	38,976
Schlumberger NV (Curacao)	1,377	37,441

		268,239

Food & Staples Retailing — 4.5%
Costco Wholesale Corp.	440	155,091
Kroger Co. (The)(a)	18,617	670,026
Sysco Corp.	3,079	242,440
Walmart, Inc.(a)	6,634	901,096

		1,968,653

Food, Beverage & Tobacco — 14.3%
Altria Group, Inc.(a)	9,065	463,765
Archer-Daniels-Midland Co.	5,869	334,533
Campbell Soup Co.(a)	12,529	629,833
Conagra Brands, Inc.(a)	17,269	649,314
Constellation Brands, Inc., Class A	762	173,736
General Mills, Inc.(a)	12,373	758,712
Hershey Co. (The)	1,465	231,704
JM Smucker Co. (The)(a)	6,150	778,160
Kellogg Co.(a)	8,941	565,965
Kraft Heinz Co. (The)	12,463	498,520
McCormick & Co., Inc., non-voting shares	711	63,393

The accompanying notes are an integral part of the financial statements.

22

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A	7,129	$417,260
Monster Beverage Corp.*	1,397	127,253
Philip Morris International, Inc.	5,015	445,031
Tyson Foods, Inc., Class A(a)	1,573	116,874

		6,254,053

Health Care Equipment & Services — 6.5%
Abbott Laboratories	1,513	181,318
AmerisourceBergen Corp.	37	4,369
Becton Dickinson and Co.	438	106,500
Cerner Corp.	4,455	320,225
CVS Health Corp.	4,467	336,052
Danaher Corp.	564	126,945
DaVita, Inc.(a)*	3,342	360,167
Hologic, Inc.(a)*	9,719	722,899
Laboratory Corp. of America Holdings*	993	253,245
McKesson Corp.	240	46,810
Quest Diagnostics, Inc.	2,867	367,951
UnitedHealth Group, Inc.	20	7,441
Universal Health Services, Inc., Class B	163	21,743
Varian Medical Systems, Inc.*	2	353

		2,856,018

Household & Personal Products — 5.8%
Church & Dwight Co., Inc.(a)	2,636	230,255
Clorox Co. (The)(a)	4,194	808,939
Colgate-Palmolive Co.(a)	7,887	621,732
Kimberly-Clark Corp.(a)	1,941	269,896
Procter & Gamble Co. (The)(a)	4,390	594,538

		2,525,360

Insurance — 2.2%
Aon PLC, Class A (Ireland)	1,228	282,575
Arthur J Gallagher & Co.	429	53,526
Cincinnati Financial Corp.	504	51,957
Marsh & McLennan Cos., Inc.(a)	4,544	553,459
Travelers Cos., Inc. (The)	156	23,462
WR Berkley Corp.	71	5,350

		970,329

Materials — 6.0%
CF Industries Holdings, Inc.	265	12,026
Corteva, Inc.	1,146	53,427
DuPont de Nemours, Inc.(a)	6,030	465,998
Eastman Chemical Co.	1,313	144,588

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
FMC Corp.	130	$14,379
International Paper Co.	1,234	66,722
Linde PLC (Ireland)	421	117,939
Newmont Corp.(a)	7,163	431,714
PPG Industries, Inc.(a)	3,318	498,563
Sealed Air Corp.	7,570	346,857
Sherwin-Williams Co. (The)	649	478,968

		2,631,181

Media & Entertainment — 5.2%
Activision Blizzard, Inc.(a)	3,465	322,245
Alphabet, Inc., Class A(a)*	195	402,191
Charter Communications, Inc., Class A(a)*	784	483,744
Electronic Arts, Inc.	143	19,358
Facebook, Inc., Class A(a)*	2,220	653,857
Interpublic Group of Cos., Inc. (The)	621	18,133
Netflix, Inc.*	735	383,420
Take-Two Interactive Software, Inc.*	59	10,425

		2,293,373

Pharmaceuticals, Biotechnology & Life Sciences — 6.7%
AbbVie, Inc.	104	11,255
Alexion Pharmaceuticals, Inc.*	1,387	212,086
Biogen, Inc.*	1,182	330,664
Gilead Sciences, Inc.	1,725	111,487
Illumina, Inc.*	107	41,094
Johnson & Johnson	1,260	207,081
Merck & Co., Inc.	5,131	395,549
PerkinElmer, Inc.(a)	4,567	585,900
Pfizer, Inc.(a)	15,872	575,043
Thermo Fisher Scientific, Inc.(a)	1,008	460,031

		2,930,190

Retailing — 4.9%
Advance Auto Parts, Inc.	439	80,552
Amazon.com, Inc.(a) *	127	392,948
AutoZone, Inc.*	35	49,150
Best Buy Co., Inc.	473	54,305
Dollar General Corp.	479	97,055
eBay, Inc.(a)	12,403	759,560
Gap, Inc. (The)	269	8,011
Genuine Parts Co.	1,301	150,383
Home Depot, Inc. (The)	157	47,924
L Brands, Inc.*	1,703	105,348
LKQ Corp.*	1,639	69,379

The accompanying notes are an integral part of the financial statements.

23

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Lowe’s Cos., Inc.(a)	1,382	$262,829
O’Reilly Automotive, Inc.*	79	40,073
Target Corp.	87	17,232
Tractor Supply Co.	132	23,375
Ulta Beauty, Inc.*	7	2,164

		2,160,288

Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.	403	53,841
Intel Corp.	4,784	306,176
KLA Corp.	30	9,912
QUALCOMM, Inc.	3,506	464,861
Teradyne, Inc.	130	15,818

		850,608

Software & Services — 6.3%
Accenture PLC, Class A (Ireland)	707	195,309
Gartner, Inc.*	137	25,009
International Business Machines Corp.	1,027	136,858
Mastercard, Inc., Class A	241	85,808
Microsoft Corp.(a)	2,449	577,401
NortonLifeLock, Inc.(a)	11,306	240,366
Oracle Corp.(a)	9,131	640,722
Paychex, Inc.(a)	3,630	355,813
PayPal Holdings, Inc.*	756	183,587
Visa, Inc., Class A	1,260	266,780
Western Union Co. (The)	2,234	55,090

		2,762,743

Technology Hardware & Equipment — 5.0%
Apple, Inc.(a)	6,917	844,912
Cisco Systems, Inc.(a)	10,339	534,630
Corning, Inc.	8	348
F5 Networks, Inc.*	408	85,117
HP, Inc.	10,050	319,088
Juniper Networks, Inc.	15,840	401,227

		2,185,322

Telecommunication Services — 2.4%
AT&T, Inc.	12,655	383,067
Verizon Communications, Inc.(a)	11,729	682,041

		1,065,108

Transportation — 2.1%
Expeditors International of Washington, Inc.(a)	3,752	404,053
FedEx Corp.	477	135,487

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Norfolk Southern Corp.	368	$98,815
Southwest Airlines Co.	600	36,636
United Parcel Service, Inc., Class B	1,441	244,956

		919,947

Utilities — 1.6%
Dominion Energy, Inc.(a)	7,976	605,857
NRG Energy, Inc.	1,908	71,989

		677,846

TOTAL COMMON STOCKS (Cost $33,416,904)		41,890,596

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4%		1,921,278

NET ASSETS - 100%		$43,811,874

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

24

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Over-the-counter total return swaps outstanding as of March 31, 2021

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 29, 2024 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.3% of net assets as of March 31, 2021.

The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2021:

Total Return Swaps

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	8,402	$234,850	$389,517	$160,514
Ford Motor Co.	Morgan Stanley	10,139	124,419	124,203	(311)

		18,541	359,269	513,720	160,203

Capital Goods
3M Co.	Morgan Stanley	1,509	234,725	290,754	62,965
A.O. Smith Corp.	Morgan Stanley	2,232	124,874	150,906	26,723
AMETEK, Inc.	Morgan Stanley	1,069	85,609	136,543	51,761
Carrier Global Corp.	Morgan Stanley	3,511	49,993	148,234	99,238
Cummins, Inc.	Morgan Stanley	1,982	312,608	513,556	210,974
Dover Corp.	Morgan Stanley	410	34,491	56,223	22,567
Eaton Corp. PLC (Ireland)	Morgan Stanley	225	16,395	31,113	15,232
Emerson Electric Co.	Morgan Stanley	1,513	71,926	136,503	82,412
Fastenal Co.	Morgan Stanley	829	40,353	41,682	1,357
Fortive Corp.	Morgan Stanley	718	37,826	50,720	13,012
Fortune Brands Home & Security, Inc.	Morgan Stanley	188	17,006	18,014	1,024
Honeywell International, Inc.	Morgan Stanley	987	124,443	214,248	99,865
Howmet Aerospace, Inc.	Morgan Stanley	6,904	78,730	221,826	143,147
Johnson Controls International PLC (Ireland)	Morgan Stanley	5,902	193,574	352,172	164,487
Lockheed Martin Corp.	Morgan Stanley	313	107,556	115,654	10,773
Masco Corp.	Morgan Stanley	7,952	328,598	476,325	151,110
Northrop Grumman Corp.	Morgan Stanley	75	22,411	24,273	2,313
Pentair PLC (Ireland)	Morgan Stanley	3,880	169,507	241,802	83,884
Quanta Services, Inc.	Morgan Stanley	6,089	214,667	535,710	322,120
Roper Technologies, Inc.	Morgan Stanley	29	11,419	11,697	327
Snap-on, Inc.	Morgan Stanley	1,241	150,328	286,348	142,366
Trane Technologies PLC (Ireland)	Morgan Stanley	3,678	303,990	608,930	313,101
TransDigm Group, Inc.	Morgan Stanley	127	41,380	74,666	33,315
WW Grainger, Inc.	Morgan Stanley	86	32,278	34,480	2,333

		51,449	2,804,687	4,772,379	2,056,406

Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	Morgan Stanley	1,184	83,379	156,110	75,657
Hanesbrands, Inc.	Morgan Stanley	4,963	42,214	97,622	58,416

The accompanying notes are an integral part of the financial statements.

25

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Leggett & Platt, Inc.	Morgan Stanley	104	$2,735	$4,748	$2,186
Newell Brands, Inc.	Morgan Stanley	737	18,975	19,737	778
NIKE, Inc., Class B	Morgan Stanley	938	125,832	124,651	(710)
PVH Corp.	Morgan Stanley	185	5,893	19,554	14,769
Whirlpool Corp.	Morgan Stanley	1,310	199,282	288,658	93,349

		9,421	478,310	711,080	244,445

Consumer Services
Domino’s Pizza, Inc.	Morgan Stanley	106	34,763	38,986	6,906
Hilton Worldwide Holdings, Inc.	Morgan Stanley	99	10,151	11,971	1,832
Marriott International, Inc., Class A	Morgan Stanley	70	10,198	10,368	181
McDonald’s Corp.	Morgan Stanley	840	116,132	188,278	79,735
MGM Resorts International	Morgan Stanley	9,316	130,199	353,915	223,890
Yum! Brands, Inc.	Morgan Stanley	968	104,358	104,718	439

		11,399	405,801	708,236	312,983

Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	995	191,745	254,193	62,527
BlackRock, Inc.	Morgan Stanley	425	207,056	320,433	118,410
Franklin Resources, Inc.	Morgan Stanley	8,487	144,140	251,215	116,500
Intercontinental Exchange, Inc.	Morgan Stanley	454	50,796	50,703	(59)
Invesco Ltd. (Bermuda)	Morgan Stanley	1,643	11,189	41,436	31,023
Nasdaq, Inc.	Morgan Stanley	744	105,282	109,710	4,699
S&P Global, Inc.	Morgan Stanley	298	105,135	105,155	86
T Rowe Price Group, Inc.	Morgan Stanley	1,457	153,818	250,021	102,684

		14,503	969,161	1,382,866	435,870

Energy
APA Corp.	Morgan Stanley	650	11,579	11,635	68
Devon Energy Corp.	Morgan Stanley	2,384	50,346	52,090	2,335
Halliburton Co.	Morgan Stanley	165	3,524	3,541	23
Marathon Oil Corp.	Morgan Stanley	9,482	106,509	101,268	(7,018)
Marathon Petroleum Corp.	Morgan Stanley	11	592	588	2
Phillips 66.	Morgan Stanley	469	31,454	38,242	7,124
Schlumberger NV (Curacao)	Morgan Stanley	1,362	16,998	37,033	20,731

		14,523	221,002	244,397	23,265

Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	435	141,262	153,329	12,436
Kroger Co. (The)	Morgan Stanley	18,404	580,873	662,360	90,495
Sysco Corp.	Morgan Stanley	3,043	140,785	239,606	104,385
Walmart, Inc.	Morgan Stanley	6,558	782,132	890,773	124,596

		28,440	1,645,052	1,946,068	331,912

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	8,972	366,972	459,008	110,051
Archer-Daniels-Midland Co.	Morgan Stanley	6,620	240,271	377,340	146,408

The accompanying notes are an integral part of the financial statements.

26

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Campbell Soup Co.	Morgan Stanley	15,144	$741,049	$761,289	$38,515
Conagra Brands, Inc.	Morgan Stanley	16,644	592,343	625,814	41,954
Constellation Brands, Inc., Class A	Morgan Stanley	750	130,621	171,000	42,708
General Mills, Inc.	Morgan Stanley	12,099	692,965	741,911	70,195
Hershey Co. (The)	Morgan Stanley	1,424	218,646	225,220	7,036
JM Smucker Co. (The)	Morgan Stanley	5,903	654,050	746,907	112,938
Kellogg Co.	Morgan Stanley	8,873	556,716	561,661	19,278
Kraft Heinz Co. (The)	Morgan Stanley	12,293	417,814	491,720	80,354
McCormick & Co., Inc., non-voting shares	Morgan Stanley	635	54,063	56,617	3,261
Mondelez International, Inc., Class A	Morgan Stanley	6,976	390,591	408,305	20,139
Monster Beverage Corp.	Morgan Stanley	1,379	121,689	125,613	4,000
Philip Morris International, Inc.	Morgan Stanley	4,904	404,205	435,181	37,073
Tyson Foods, Inc., Class A	Morgan Stanley	1,523	87,979	113,159	27,414

		104,139	5,669,974	6,300,745	761,324

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	124	11,610	14,860	3,377
AmerisourceBergen Corp.	Morgan Stanley	54	6,243	6,376	141
Becton Dickinson and Co.	Morgan Stanley	425	102,065	103,339	1,466
Cerner Corp.	Morgan Stanley	4,329	308,056	311,169	3,297
CVS Health Corp.	Morgan Stanley	3,589	253,798	270,000	17,308
Danaher Corp.	Morgan Stanley	93	16,565	20,932	4,450
DaVita, Inc.	Morgan Stanley	3,174	243,034	342,062	99,175
Hologic, Inc.	Morgan Stanley	8,833	632,855	656,999	24,517
Laboratory Corp. of America Holdings	Morgan Stanley	979	240,443	249,674	9,377
McKesson Corp.	Morgan Stanley	234	45,062	45,639	609
Quest Diagnostics, Inc.	Morgan Stanley	2,751	338,930	353,063	15,241
UnitedHealth Group, Inc.	Morgan Stanley	20	7,543	7,441	(92)
Universal Health Services, Inc., Class B	Morgan Stanley	167	15,132	22,276	7,191
Varian Medical Systems, Inc.	Morgan Stanley	3	529	530	6

		24,775	2,221,865	2,404,360	186,063

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	2,524	202,132	220,471	19,661
Clorox Co. (The)	Morgan Stanley	4,038	797,873	778,849	(9,154)
Colgate-Palmolive Co.	Morgan Stanley	7,274	505,743	573,409	76,348
Kimberly-Clark Corp.	Morgan Stanley	1,886	247,469	262,248	25,072
Procter & Gamble Co. (The)	Morgan Stanley	4,336	498,573	587,224	99,208

		20,058	2,251,790	2,422,201	211,135

Insurance
Aon PLC, Class A (Ireland)	Morgan Stanley	1,254	259,715	288,558	29,447
Arthur J Gallagher & Co.	Morgan Stanley	428	53,140	53,402	298
Cincinnati Financial Corp.	Morgan Stanley	455	22,400	46,906	25,629
Marsh & McLennan Cos., Inc.	Morgan Stanley	4,423	487,409	538,721	53,019

The accompanying notes are an integral part of the financial statements.

27

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
Travelers Cos., Inc. (The)	Morgan Stanley	155	$13,810	$23,312	$10,042
WR Berkley Corp.	Morgan Stanley	68	3,177	5,124	1,986

		6,783	839,651	956,023	120,421

Materials
CF Industries Holdings, Inc	Morgan Stanley	124	2,968	5,627	2,777
Corteva, Inc.	Morgan Stanley	1,127	52,734	52,541	(157)
DuPont de Nemours, Inc.	Morgan Stanley	6,132	232,738	473,881	248,642
Eastman Chemical Co.	Morgan Stanley	1,294	80,777	142,495	65,570
FMC Corp.	Morgan Stanley	128	14,134	14,158	75
International Paper Co.	Morgan Stanley	1,224	40,598	66,182	34,231
Linde PLC (Ireland)	Morgan Stanley	484	85,022	135,588	52,532
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	2	85	208	136
Newmont Corp.	Morgan Stanley	7,070	410,713	426,109	20,884
PPG Industries, Inc.	Morgan Stanley	3,281	298,610	493,003	200,767
Sealed Air Corp.	Morgan Stanley	7,471	214,340	342,321	132,852
Sherwin-Williams Co. (The)	Morgan Stanley	643	459,032	474,540	16,257

		28,980	1,891,751	2,626,653	774,566

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	1,830	165,208	170,190	5,255
Alphabet, Inc., Class A	Morgan Stanley	427	498,951	880,696	386,721
Charter Communications, Inc., Class A	Morgan Stanley	684	379,818	422,042	42,450
Electronic Arts, Inc.	Morgan Stanley	125	14,863	16,921	2,112
Facebook, Inc., Class A	Morgan Stanley	411	97,608	121,052	23,580
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	611	8,985	17,841	9,499
Netflix, Inc.	Morgan Stanley	597	292,901	311,431	18,822
Take-Two Interactive Software, Inc.	Morgan Stanley	57	7,310	10,072	2,771

		4,742	1,465,644	1,950,245	491,210

Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	102	10,862	11,038	231
Alexion Pharmaceuticals, Inc.	Morgan Stanley	1,553	151,042	237,469	86,143
Biogen, Inc.	Morgan Stanley	952	242,477	266,322	23,991
Gilead Sciences, Inc.	Morgan Stanley	1,709	102,266	110,453	9,731
Illumina, Inc.	Morgan Stanley	28	9,773	10,754	992
Johnson & Johnson	Morgan Stanley	872	108,480	143,313	39,913
Merck & Co., Inc.	Morgan Stanley	5,059	376,573	389,998	16,629
PerkinElmer, Inc.	Morgan Stanley	4,522	606,186	580,127	(25,700)
Pfizer, Inc.	Morgan Stanley	15,690	565,977	568,449	5,827
Thermo Fisher Scientific, Inc.	Morgan Stanley	994	467,660	453,642	(13,488)

		31,481	2,641,296	2,771,565	144,269

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	519	42,201	95,231	55,191

The accompanying notes are an integral part of the financial statements.

28

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Amazon.com, Inc.	Morgan Stanley	338	$615,593	$1,045,799	$431,959
AutoZone, Inc.	Morgan Stanley	27	30,630	37,916	7,309
Best Buy Co., Inc.	Morgan Stanley	520	28,279	59,701	33,618
Dollar General Corp.	Morgan Stanley	466	80,582	94,421	14,458
eBay, Inc.	Morgan Stanley	12,141	450,323	743,515	316,490
Gap, Inc. (The)	Morgan Stanley	264	1,482	7,862	6,386
Genuine Parts Co.	Morgan Stanley	1,278	121,345	147,724	28,633
Home Depot, Inc. (The)	Morgan Stanley	123	33,101	37,546	4,682
L Brands, Inc.	Morgan Stanley	1,596	68,664	98,729	30,122
LKQ Corp.	Morgan Stanley	1,616	35,133	68,405	39,531
Lowe’s Cos., Inc.	Morgan Stanley	1,181	139,089	224,603	87,667
O’Reilly Automotive, Inc.	Morgan Stanley	76	35,381	38,551	3,196
Target Corp.	Morgan Stanley	85	15,755	16,836	1,099
Tractor Supply Co.	Morgan Stanley	133	22,944	23,552	630
Ulta Beauty, Inc.	Morgan Stanley	6	961	1,855	900

		20,369	1,721,463	2,742,246	1,061,871

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	398	50,109	53,173	3,098
Intel Corp.	Morgan Stanley	4,728	303,786	302,592	(1,012)
KLA Corp.	Morgan Stanley	31	9,453	10,242	800
QUALCOMM, Inc.	Morgan Stanley	3,460	451,110	458,761	8,005
Teradyne, Inc.	Morgan Stanley	129	14,852	15,697	859

		8,746	829,310	840,465	11,750

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	823	138,495	227,354	91,510
Gartner, Inc.	Morgan Stanley	87	10,236	15,882	5,657
International Business Machines Corp.	Morgan Stanley	1,015	133,774	135,259	1,568
Mastercard, Inc., Class A	Morgan Stanley	678	173,569	241,402	68,981
Microsoft Corp.	Morgan Stanley	4,520	666,893	1,065,680	408,559
NortonLifeLock, Inc.	Morgan Stanley	10,991	217,504	233,669	22,286
Oracle Corp.	Morgan Stanley	7,862	443,863	551,676	116,205
Paychex, Inc.	Morgan Stanley	3,591	230,924	351,990	130,123
PayPal Holdings, Inc.	Morgan Stanley	685	107,049	166,345	59,364
Visa, Inc., Class A	Morgan Stanley	714	118,775	151,175	33,218
Western Union Co. (The)	Morgan Stanley	2,204	54,527	54,351	(139)

		33,170	2,295,609	3,194,783	937,332

Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	8,617	570,605	1,052,567	495,233
Cisco Systems, Inc.	Morgan Stanley	9,469	394,125	489,642	100,472
Corning, Inc.	Morgan Stanley	6	259	261	7
F5 Networks, Inc.	Morgan Stanley	360	43,444	75,103	31,690
HP, Inc.	Morgan Stanley	9,414	139,302	298,895	166,645

The accompanying notes are an integral part of the financial statements.

29

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Juniper Networks, Inc.	Morgan Stanley	15,661	$347,550	$396,693	$56,184

		43,527	1,495,285	2,313,161	850,231

Telecommunication Services
AT&T, Inc.	Morgan Stanley	12,042	350,035	364,511	16,636
Verizon Communications, Inc.	Morgan Stanley	11,108	614,037	645,930	47,702

		23,150	964,072	1,010,441	64,338

Transportation
Expeditors International of Washington, Inc.	Morgan Stanley	3,785	269,473	407,607	149,895
FedEx Corp.	Morgan Stanley	470	128,411	133,499	5,167
Norfolk Southern Corp.	Morgan Stanley	363	58,877	97,473	39,677
Southwest Airlines Co.	Morgan Stanley	588	29,296	35,903	6,625
United Parcel Service, Inc., Class B	Morgan Stanley	1,432	230,004	243,426	14,286

		6,638	716,061	917,908	215,650

Utilities
Dominion Energy, Inc.	Morgan Stanley	7,880	567,662	598,565	32,522
NRG Energy, Inc.	Morgan Stanley	1,899	69,219	71,649	2,505

		9,779	636,881	670,214	35,027

Total Reference Entity — Long			32,523,934	41,399,756	9,430,271

Short
Automobiles & Components
Tesla, Inc.	Morgan Stanley	(137)	(95,686)	(91,506)	3,371

Banks
KeyCorp.	Morgan Stanley	(3,245)	(65,222)	(64,835)	(1,882)
M&T Bank Corp.	Morgan Stanley	(920)	(149,825)	(139,481)	7,371
Truist Financial Corp.	Morgan Stanley	(4,906)	(272,584)	(286,118)	(16,801)
Wells Fargo & Co.	Morgan Stanley	(2,238)	(85,771)	(87,439)	(1,858)

		(11,309)	(573,402)	(577,873)	(13,170)

Capital Goods
Boeing Co. (The)	Morgan Stanley	(2,016)	(602,743)	(513,516)	78,303
Ingersoll Rand, Inc.	Morgan Stanley	(5,926)	(278,185)	(291,618)	(14,060)
Raytheon Technologies Corp.	Morgan Stanley	(8,909)	(685,052)	(688,398)	(4,899)
Teledyne Technologies, Inc.	Morgan Stanley	(86)	(34,411)	(35,574)	(1,236)

		(16,937)	(1,600,391)	(1,529,106)	58,108

Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(1,301)	(153,470)	(141,302)	13,429
Equifax, Inc.	Morgan Stanley	(367)	(63,867)	(66,475)	(2,984)
Rollins, Inc.	Morgan Stanley	(2,573)	(86,853)	(88,563)	(1,902)
Waste Management, Inc.	Morgan Stanley	(74)	(9,044)	(9,547)	(4,134)

		(4,315)	(313,234)	(305,887)	4,409

The accompanying notes are an integral part of the financial statements.

30

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel
NVR, Inc.	Morgan Stanley	(54)	$(226,779)	$(254,390)	$(31,701)
Ralph Lauren Corp.	Morgan Stanley	(1,261)	(143,902)	(155,305)	(12,088)

		(1,315)	(370,681)	(409,695)	(43,789)

Consumer Services
Caesars Entertainment, Inc.	Morgan Stanley	(5,431)	(466,261)	(474,941)	(9,734)
Chipotle Mexican Grill, Inc.	Morgan Stanley	(96)	(141,796)	(136,399)	5,147
Darden Restaurants, Inc.	Morgan Stanley	(328)	(46,148)	(46,576)	(1,220)
Las Vegas Sands Corp.	Morgan Stanley	(1,061)	(64,260)	(64,466)	(3,375)
Wynn Resorts Ltd.	Morgan Stanley	(425)	(48,912)	(53,282)	(7,965)

		(7,341)	(767,377)	(775,664)	(17,147)

Diversified Financials
Charles Schwab Corp. (The)	Morgan Stanley	(112)	(7,250)	(7,300)	(62)
MarketAxess Holdings, Inc.	Morgan Stanley	(685)	(358,555)	(341,075)	16,495
MSCI, Inc.	Morgan Stanley	(1,324)	(483,203)	(555,127)	(81,409)
Northern Trust Corp.	Morgan Stanley	(95)	(9,979)	(9,985)	(23)
State Street Corp.	Morgan Stanley	(766)	(63,950)	(64,352)	(1,039)

		(2,982)	(922,937)	(977,839)	(66,038)

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(10,457)	(212,948)	(196,382)	12,387
Chevron Corp.	Morgan Stanley	(4,015)	(421,149)	(420,732)	(535)
Exxon Mobil Corp.	Morgan Stanley	(6,158)	(298,510)	(343,801)	(49,164)
ONEOK, Inc.	Morgan Stanley	(4,195)	(306,058)	(212,519)	69,842

		(24,825)	(1,238,665)	(1,173,434)	32,530

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(809)	(237,698)	(257,853)	(20,690)
Align Technology, Inc.	Morgan Stanley	(840)	(429,599)	(454,885)	(35,306)
Boston Scientific Corp.	Morgan Stanley	(3,663)	(142,528)	(141,575)	635
Cardinal Health, Inc.	Morgan Stanley	(1,805)	(100,774)	(109,654)	(11,913)
Centene Corp.	Morgan Stanley	(2,250)	(136,547)	(143,798)	(7,944)
Cooper Cos., Inc. (The)	Morgan Stanley	(1,009)	(343,268)	(387,547)	(45,100)
DENTSPLY SIRONA, Inc.	Morgan Stanley	(913)	(57,465)	(58,259)	(1,011)
Dexcom, Inc.	Morgan Stanley	(2,319)	(924,387)	(833,425)	88,770
Edwards Lifesciences Corp.	Morgan Stanley	(5,296)	(426,200)	(442,957)	(17,818)
IDEXX Laboratories, Inc.	Morgan Stanley	(267)	(128,257)	(130,646)	(2,675)
Intuitive Surgical, Inc.	Morgan Stanley	(709)	(526,580)	(523,908)	1,217
ResMed, Inc.	Morgan Stanley	(1,882)	(374,924)	(365,146)	8,591
STERIS PLC (Ireland)	Morgan Stanley	(141)	(27,112)	(26,858)	198
Teleflex, Inc.	Morgan Stanley	(1,025)	(385,984)	(425,846)	(41,899)
West Pharmaceutical Services, Inc.	Morgan Stanley	(1,027)	(289,332)	(289,388)	(720)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(2,061)	(320,085)	(329,925)	(11,313)

		(26,016)	(4,850,740)	(4,921,670)	(96,978)

The accompanying notes are an integral part of the financial statements.

31

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance
Chubb Ltd. (Switzerland)	Morgan Stanley	(482)	$(82,889)	$(76,142)	$6,346
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	(1,017)	(241,063)	(252,023)	(15,889)
Globe Life, Inc.	Morgan Stanley	(1,071)	(103,434)	(103,491)	(360)
Lincoln National Corp.	Morgan Stanley	(3,143)	(165,694)	(195,715)	(32,353)
Loews Corp.	Morgan Stanley	(1,833)	(89,251)	(93,996)	(5,024)
Unum Group	Morgan Stanley	(17,577)	(446,433)	(489,168)	(46,491)

		(25,123)	(1,128,764)	(1,210,535)	(93,771)

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(1,271)	(355,818)	(357,583)	(5,989)
Albemarle Corp.	Morgan Stanley	(917)	(143,497)	(133,983)	7,918
Ball Corp.	Morgan Stanley	(5,529)	(503,893)	(468,527)	32,901
International Flavors & Fragrances, Inc.	Morgan Stanley	(819)	(112,775)	(114,341)	(3,360)
Vulcan Materials Co.	Morgan Stanley	(375)	(63,517)	(63,281)	97

		(8,911)	(1,179,500)	(1,137,715)	31,567

Pharmaceuticals, Biotechnology & Life Sciences
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(120)	(72,563)	(68,540)	3,862
Bristol-Myers Squibb Co.	Morgan Stanley	(681)	(43,391)	(42,992)	(28)
Catalent, Inc.	Morgan Stanley	(5,506)	(524,730)	(579,837)	(57,403)
Eli Lilly & Co.	Morgan Stanley	(434)	(84,243)	(81,080)	2,767
IQVIA Holdings, Inc.	Morgan Stanley	(2,207)	(384,981)	(426,260)	(42,467)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(7,012)	(380,156)	(283,776)	90,322
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(2,369)	(664,612)	(509,074)	154,125
Viatris, Inc.	Morgan Stanley	(53,719)	(757,997)	(750,454)	5,824

		(72,048)	(2,912,673)	(2,742,013)	157,002

Real Estate
Boston Properties, Inc., REIT	Morgan Stanley	(1,085)	(115,101)	(109,867)	3,983
Digital Realty Trust, Inc., REIT	Morgan Stanley	(2,289)	(346,870)	(322,383)	19,088
Equinix, Inc., REIT	Morgan Stanley	(999)	(721,546)	(678,910)	35,850
Equity Residential, REIT	Morgan Stanley	(165)	(11,969)	(11,819)	(169)
Federal Realty Investment Trust, REIT	Morgan Stanley	(1,670)	(171,005)	(169,421)	(305)
Healthpeak Properties, Inc., REIT	Morgan Stanley	(2,953)	(87,033)	(93,728)	(11,041)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(3,895)	(65,027)	(65,631)	(748)
Kimco Realty Corp., REIT	Morgan Stanley	(4,177)	(76,266)	(78,319)	(2,701)
Prologis, Inc., REIT	Morgan Stanley	(246)	(25,890)	(26,076)	(381)
Realty Income Corp., REIT	Morgan Stanley	(1,294)	(82,033)	(82,169)	(1,581)
Regency Centers Corp., REIT	Morgan Stanley	(2,223)	(114,256)	(126,066)	(13,391)
Simon Property Group, Inc., REIT	Morgan Stanley	(532)	(62,161)	(60,526)	1,499
UDR, Inc., REIT	Morgan Stanley	(315)	(13,724)	(13,816)	(118)
Ventas, Inc., REIT	Morgan Stanley	(205)	(11,002)	(10,935)	(89)
Vornado Realty Trust, REIT	Morgan Stanley	(4,321)	(195,519)	(196,130)	(1,374)
Welltower, Inc., REIT	Morgan Stanley	(1,130)	(82,001)	(80,942)	449

		(27,499)	(2,181,403)	(2,126,738)	28,971

The accompanying notes are an integral part of the financial statements.

32

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing
Booking Holdings, Inc.	Morgan Stanley	(145)	$(323,558)	$(337,827)	$(14,999)
CarMax, Inc.	Morgan Stanley	(1,611)	(197,521)	(213,715)	(17,322)
Etsy, Inc.	Morgan Stanley	(3,500)	(529,881)	(705,845)	(201,164)
Expedia Group, Inc.	Morgan Stanley	(1,713)	(295,062)	(294,842)	(445)
Pool Corp.	Morgan Stanley	(1,038)	(344,762)	(358,359)	(15,802)
Ross Stores, Inc.	Morgan Stanley	(376)	(44,565)	(45,086)	(617)

		(8,383)	(1,735,349)	(1,955,674)	(250,349)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(10,566)	(707,964)	(829,431)	(125,073)
Enphase Energy, Inc.	Morgan Stanley	(5,415)	(1,065,008)	(878,096)	178,534
Microchip Technology, Inc.	Morgan Stanley	(830)	(129,074)	(128,833)	(718)
Monolithic Power Systems, Inc.	Morgan Stanley	(2,249)	(842,891)	(794,369)	43,663
NVIDIA Corp.	Morgan Stanley	(1,184)	(635,897)	(632,173)	(144)
Skyworks Solutions, Inc.	Morgan Stanley	(1,517)	(267,060)	(278,339)	(14,482)
Xilinx, Inc.	Morgan Stanley	(1,781)	(255,904)	(220,666)	34,791

		(23,542)	(3,903,798)	(3,761,907)	116,571

Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(5,201)	(561,285)	(529,982)	30,032
Citrix Systems, Inc.	Morgan Stanley	(1,568)	(213,814)	(220,084)	(6,967)
Fidelity National Information Services, Inc.	Morgan Stanley	(1,708)	(247,539)	(240,162)	5,503
Fortinet, Inc.	Morgan Stanley	(3,501)	(525,454)	(645,654)	(121,390)
Global Payments, Inc.	Morgan Stanley	(1,966)	(374,750)	(396,306)	(28,509)
Intuit, Inc.	Morgan Stanley	(810)	(311,512)	(310,279)	(418)
Jack Henry & Associates, Inc.	Morgan Stanley	(969)	(159,087)	(147,017)	11,191
Paycom Software, Inc.	Morgan Stanley	(1,857)	(576,653)	(687,201)	(117,233)
Tyler Technologies, Inc.	Morgan Stanley	(846)	(334,593)	(359,152)	(25,314)
VeriSign, Inc.	Morgan Stanley	(943)	(203,138)	(187,431)	15,251

		(19,369)	(3,507,825)	(3,723,268)	(237,854)

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(1,230)	(355,065)	(371,325)	(18,058)
FLIR Systems, Inc.	Morgan Stanley	(1,347)	(74,606)	(76,065)	(1,623)
Hewlett Packard Enterprise Co.	Morgan Stanley	(5,367)	(77,108)	(84,477)	(8,139)
IPG Photonics Corp.	Morgan Stanley	(1,439)	(299,568)	(303,543)	(6,334)
Western Digital Corp.	Morgan Stanley	(7,679)	(406,547)	(512,573)	(111,633)

		(17,062)	(1,212,894)	(1,347,983)	(145,787)

Telecommunication Services
T-Mobile US, Inc.	Morgan Stanley	(4,763)	(590,562)	(596,756)	(8,560)

Transportation
JB Hunt Transport Services, Inc.	Morgan Stanley	(852)	(137,451)	(143,196)	(6,206)
Old Dominion Freight Line, Inc.	Morgan Stanley	(207)	(48,340)	(49,765)	(1,956)

		(1,059)	(185,791)	(192,961)	(8,162)

The accompanying notes are an integral part of the financial statements.

33

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

Total Return Swaps (concluded)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
Alliant Energy Corp.	Morgan Stanley	(2,660)	$(144,360)	$(144,066)	$(1,891)
Ameren Corp.	Morgan Stanley	(7,126)	(562,116)	(579,771)	(30,827)
American Electric Power Co., Inc.	Morgan Stanley	(5,565)	(469,048)	(471,356)	(9,090)
American Water Works Co., Inc.	Morgan Stanley	(2,185)	(322,921)	(327,575)	(7,106)
Atmos Energy Corp.	Morgan Stanley	(6,012)	(590,388)	(594,286)	(13,228)
CenterPoint Energy, Inc.	Morgan Stanley	(26,819)	(613,117)	(607,450)	(2,903)
CMS Energy Corp.	Morgan Stanley	(7,513)	(461,321)	(459,946)	(6,212)
Consolidated Edison, Inc.	Morgan Stanley	(4,828)	(355,368)	(361,134)	(10,096)
DTE Energy Co.	Morgan Stanley	(3,789)	(479,829)	(504,467)	(43,216)
Edison International	Morgan Stanley	(11,383)	(719,474)	(667,044)	21,303
Entergy Corp.	Morgan Stanley	(5,077)	(534,941)	(505,009)	15,146
Evergy, Inc.	Morgan Stanley	(5,803)	(328,337)	(345,453)	(22,370)
Eversource Energy	Morgan Stanley	(7,825)	(678,654)	(677,567)	(10,976)
Exelon Corp.	Morgan Stanley	(3,750)	(162,404)	(164,025)	(5,532)
FirstEnergy Corp.	Morgan Stanley	(11,391)	(413,629)	(395,154)	3,496
NextEra Energy, Inc.	Morgan Stanley	(5,045)	(390,720)	(381,452)	4,900
Pinnacle West Capital Corp.	Morgan Stanley	(7,094)	(582,752)	(577,097)	(5,101)
PPL Corp.	Morgan Stanley	(15,419)	(471,383)	(444,684)	10,310
Public Service Enterprise Group, Inc.	Morgan Stanley	(3,426)	(204,513)	(206,279)	(4,599)
Sempra Energy	Morgan Stanley	(5,116)	(645,069)	(678,279)	(46,183)
Southern Co. (The)	Morgan Stanley	(4,925)	(299,123)	(306,138)	(7,690)
WEC Energy Group, Inc.	Morgan Stanley	(4,897)	(460,026)	(458,310)	(6,188)
Xcel Energy, Inc.	Morgan Stanley	(7,911)	(531,002)	(526,161)	(5,651)

		(165,559)	(10,420,495)	(10,382,703)	(183,704)

Total Reference Entity — Short			(39,692,167)	(39,940,927)	(732,780)

Net Value of Reference Entity			$(7,168,233)	$1,458,829	$8,697,491

*	Includes $70,429 related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

34

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.5%
Gotham Defensive Long 500 Fund	220,106	$2,727,113
Gotham Enhanced S&P 500 Index Fund	277,111	4,131,720
Gotham Hedged Core Fund	449,769	5,478,181
Gotham Hedged Plus Fund	384,037	4,059,272
Gotham Index Plus Fund	292,700	5,493,976
Gotham Neutral Fund*	451,588	4,064,295
Gotham Short Strategies Fund	224,928	1,347,322

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $24,320,260)		27,301,879

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		136,216

NET ASSETS - 100.0%		$27,438,095

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

35

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 140.4%
COMMON STOCKS — 140.4%
Automobiles & Components — 2.5%
Aptiv PLC (Jersey)†*	59	$8,136
BorgWarner, Inc.	16	742
Ford Motor Co.†*	2,334	28,591
General Motors Co.	826	47,462

		84,931

Banks — 0.9%
Bank of America Corp.	82	3,173
Citigroup, Inc.	19	1,382
Citizens Financial Group, Inc.	4	177
Fifth Third Bancorp.	161	6,029
First Republic Bank	6	1,001
Huntington Bancshares, Inc.	9	142
JPMorgan Chase & Co.	28	4,262
PNC Financial Services Group, Inc. (The)	17	2,982
Regions Financial Corp.	9	186
SVB Financial Group*	11	5,430
US Bancorp†	4	221
Wells Fargo & Co.	119	4,649

		29,634

Capital Goods — 15.2%
3M Co.†	343	66,089
A.O. Smith Corp.	96	6,491
Allegion PLC (Ireland)	2	251
AMETEK, Inc.†	141	18,010
Carrier Global Corp.†	508	21,448
Caterpillar, Inc.†	89	20,636
Cummins, Inc.†	89	23,061
Deere & Co.†	47	17,585
Dover Corp.†	85	11,656
Eaton Corp. PLC (Ireland)†	233	32,219
Emerson Electric Co.†	355	32,028
Fastenal Co.	6	302
Fortive Corp.†	200	14,128
Fortune Brands Home & Security, Inc.	86	8,240
General Dynamics Corp.†	119	21,606
Honeywell International, Inc.†	37	8,032
Howmet Aerospace, Inc.*	285	9,157
Huntington Ingalls Industries, Inc.	15	3,088
Illinois Tool Works, Inc.†	52	11,519
Johnson Controls International PLC (Ireland)†	478	28,522
L3Harris Technologies, Inc.†	3	608

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Lockheed Martin Corp.†	45	$16,627
Masco Corp.†	171	10,243
Northrop Grumman Corp.	15	4,855
PACCAR, Inc.†	5	465
Parker-Hannifin Corp.†	77	24,288
Pentair PLC (Ireland)	109	6,793
Quanta Services, Inc.	48	4,223
Rockwell Automation, Inc.	2	531
Roper Technologies, Inc.	10	4,033
Snap-on, Inc.	35	8,076
Stanley Black & Decker, Inc.†	96	19,168
Trane Technologies PLC (Ireland)†	144	23,841
TransDigm Group, Inc.†*	16	9,407
United Rentals, Inc.†*	45	14,819
Westinghouse Air Brake Technologies Corp.†	3	237
WW Grainger, Inc.†	23	9,221
Xylem, Inc.	1	105

		511,608

Commercial & Professional Services — 0.8%
Cintas Corp.†	23	7,850
Jacobs Engineering Group, Inc.	77	9,954
Nielsen Holdings PLC (United Kingdom)	80	2,012
Republic Services, Inc.†	15	1,490
Robert Half International, Inc.	72	5,621
Waste Management, Inc.	2	258

		27,185

Consumer Durables & Apparel — 1.8%
Garmin Ltd. (Switzerland)	44	5,801
Hanesbrands, Inc.	208	4,091
Hasbro, Inc.	3	288
Leggett & Platt, Inc.	78	3,561
Lennar Corp., Class A	29	2,936
Mohawk Industries, Inc.*	45	8,654
Newell Brands, Inc.	254	6,802
NIKE, Inc., Class B	14	1,861
PulteGroup, Inc.	65	3,409
PVH Corp.	47	4,968
Tapestry, Inc.	164	6,758
Under Armour, Inc., Class C*	102	1,883
VF Corp.	3	240
Whirlpool Corp.†	40	8,814

		60,066

The accompanying notes are an integral part of the financial statements.

36

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 0.3%
McDonald’s Corp.†	8	$1,793
MGM Resorts International	11	418
Yum! Brands, Inc.†	76	8,222

		10,433

Diversified Financials — 8.3%
American Express Co.†	16	2,263
Ameriprise Financial, Inc.	29	6,741
Berkshire Hathaway, Inc., Class B†*	213	54,415
BlackRock, Inc.†	90	67,856
Capital One Financial Corp.	103	13,105
Discover Financial Services†	96	9,119
Franklin Resources, Inc.	117	3,463
Goldman Sachs Group, Inc. (The)	104	34,008
Intercontinental Exchange, Inc.	5	558
Invesco Ltd. (Bermuda)	303	7,642
Morgan Stanley†	460	35,724
Nasdaq, Inc.†	70	10,322
Raymond James Financial, Inc.	1	123
S&P Global, Inc.†	10	3,529
Synchrony Financial	164	6,668
T Rowe Price Group, Inc.†	135	23,166

		278,702

Energy — 1.8%
APA Corp.	109	1,951
Baker Hughes Co.	344	7,434
Chevron Corp.†	14	1,467
Devon Energy Corp.	86	1,879
Diamondback Energy, Inc.	1	73
Halliburton Co.†	547	11,739
Marathon Oil Corp.	178	1,901
NOV, Inc.	241	3,307
Occidental Petroleum Corp.	549	14,614
Schlumberger NV (Curacao)†	500	13,595
Williams Cos., Inc. (The)†	106	2,511

		60,471

Food & Staples Retailing — 2.9%
Sysco Corp.†	215	16,929
Walgreens Boots Alliance, Inc.†	9	494
Walmart, Inc.†	600	81,498

		98,921

Food, Beverage & Tobacco — 9.4%
Altria Group, Inc.†	1,161	59,397
Archer-Daniels-Midland Co.†	302	17,214

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Campbell Soup Co.†	93	$4,675
Coca-Cola Co. (The)†	312	16,446
Conagra Brands, Inc.	155	5,828
Constellation Brands, Inc., Class A†	88	20,064
General Mills, Inc.†	238	14,594
Hershey Co. (The)	27	4,270
JM Smucker Co. (The)	69	8,731
Kellogg Co.†	5	316
Kraft Heinz Co. (The)†	760	30,400
Lamb Weston Holdings, Inc.	2	155
Molson Coors Beverage Co., Class B	127	6,496
Mondelez International, Inc., Class A	486	28,446
Monster Beverage Corp.*	5	455
Philip Morris International, Inc.†	916	81,286
Tyson Foods, Inc., Class A†	222	16,495

		315,268

Health Care Equipment & Services — 5.6%
AmerisourceBergen Corp.	28	3,306
Anthem, Inc.†	11	3,948
Cerner Corp.	181	13,010
Cigna Corp.	12	2,901
CVS Health Corp.†	697	52,435
Danaher Corp.†	66	14,855
DaVita, Inc.†*	33	3,556
HCA Healthcare, Inc.†	203	38,233
Henry Schein, Inc.*	2	139
Hologic, Inc.†*	152	11,306
Laboratory Corp. of America Holdings†*	58	14,792
McKesson Corp.	51	9,947
Medtronic PLC (Ireland)†	38	4,489
Quest Diagnostics, Inc.†	42	5,390
Stryker Corp.	2	487
UnitedHealth Group, Inc.†	13	4,837
Universal Health Services, Inc., Class B†	2	267
Varian Medical Systems, Inc.*	20	3,531

		187,429

Household & Personal Products — 2.2%
Colgate-Palmolive Co.†	317	24,989
Estee Lauder Cos., Inc. (The), Class A	3	873
Kimberly-Clark Corp.†	4	556

The accompanying notes are an integral part of the financial statements.

37

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)†	343	$46,452

		72,870

Insurance — 2.7%
American International Group, Inc.†	186	8,595
Aon PLC, Class A (Ireland)†	133	30,605
Arthur J Gallagher & Co.	51	6,363
Cincinnati Financial Corp.†	42	4,330
Lincoln National Corp.	28	1,743
Marsh & McLennan Cos., Inc.†	303	36,905
MetLife, Inc.†	9	547
Principal Financial Group, Inc.	3	180
Prudential Financial, Inc.†	6	547
Unum Group	2	56
Willis Towers Watson PLC (Ireland)	1	229

		90,100

Materials — 7.5%
Avery Dennison Corp.	24	4,408
Celanese Corp.†	14	2,097
CF Industries Holdings, Inc.	110	4,992
Corteva, Inc.	439	20,466
Dow, Inc.†	446	28,517
DuPont de Nemours, Inc.†	365	28,207
Eastman Chemical Co.†	84	9,250
Ecolab, Inc.†	4	856
FMC Corp.†	78	8,628
Freeport-McMoRan, Inc.†	859	28,287
International Paper Co.†	259	14,004
Linde PLC (Ireland)†	9	2,521
LyondellBasell Industries NV, Class A (Netherlands)†	26	2,705
Mosaic Co. (The)	235	7,428
Newmont Corp.	10	603
Nucor Corp.†	110	8,830
Packaging Corp. of America	56	7,531
PPG Industries, Inc.†	142	21,337
Sealed Air Corp.	102	4,674
Sherwin-Williams Co. (The)†	53	39,114
Westrock Co.	155	8,068

		252,523

Media & Entertainment — 10.0%
Activision Blizzard, Inc.	73	6,789
Alphabet, Inc., Class A†*	69	142,314

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A†*	25	$15,426
Comcast Corp., Class A	44	2,381
Discovery, Inc., Class A*	43	1,869
DISH Network Corp., Class A*	137	4,959
Electronic Arts, Inc.	27	3,655
Facebook, Inc., Class A†*	320	94,250
Fox Corp., Class A†	285	10,291
Interpublic Group of Cos., Inc. (The)	231	6,745
Netflix, Inc.†*	41	21,388
News Corp., Class A	133	3,382
Omnicom Group, Inc.†	126	9,343
Take-Two Interactive Software, Inc.*	11	1,944
Twitter, Inc.*	76	4,836
ViacomCBS, Inc., Class B	142	6,404

		335,976

Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
AbbVie, Inc.	147	15,908
Alexion Pharmaceuticals, Inc.†*	130	19,878
Amgen, Inc.	13	3,235
Biogen, Inc.†*	89	24,898
Gilead Sciences, Inc.	467	30,182
Illumina, Inc.*	14	5,377
Incyte Corp.*	20	1,625
Johnson & Johnson†	80	13,148
Merck & Co., Inc.	428	32,994
PerkinElmer, Inc.	67	8,595
Pfizer, Inc.†	1,816	65,794
Regeneron Pharmaceuticals, Inc.†*	12	5,678
Thermo Fisher Scientific, Inc.	4	1,826
Waters Corp.*	1	284

		229,422

Real Estate — 1.3%
American Tower Corp., REIT†	41	9,801
CBRE Group, Inc., Class A*	89	7,041
Crown Castle International Corp., REIT	40	6,885
Kimco Realty Corp., REIT	23	431
SBA Communications Corp., REIT	10	2,776
Ventas, Inc., REIT†	3	160
Welltower, Inc., REIT†	2	143
Weyerhaeuser Co., REIT†	491	17,480

		44,717

The accompanying notes are an integral part of the financial statements.

38

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 15.8%
Advance Auto Parts, Inc.	45	$8,257
Amazon.com, Inc.†*	56	173,268
AutoZone, Inc.†*	13	18,256
Best Buy Co., Inc.†	160	18,370
Dollar General Corp.	3	608
Dollar Tree, Inc.*	139	15,910
eBay, Inc.†	274	16,780
Genuine Parts Co.†	90	10,403
Home Depot, Inc. (The)†	241	73,565
L Brands, Inc.†*	172	10,640
LKQ Corp.*	200	8,466
Lowe’s Cos., Inc.†	479	91,096
O’Reilly Automotive, Inc.†*	38	19,275
Target Corp.†	234	46,348
Tractor Supply Co.†	48	8,500
Ulta Beauty, Inc.†*	33	10,203

		529,945

Semiconductors & Semiconductor Equipment — 5.4%
Applied Materials, Inc.†	226	30,194
Broadcom, Inc.	4	1,855
Intel Corp.†	973	62,272
KLA Corp.†	48	15,859
Lam Research Corp.	15	8,928
Maxim Integrated Products, Inc.	2	183
Micron Technology, Inc.†*	105	9,262
NXP Semiconductors NV (Netherlands)	79	15,906
Qorvo, Inc.*	2	365
QUALCOMM, Inc.	227	30,098
Teradyne, Inc.	40	4,867
Texas Instruments, Inc.	9	1,701

		181,490

Software & Services — 17.2%
Accenture PLC, Class A (Ireland)†	104	28,730
Adobe, Inc.†*	44	20,916
ANSYS, Inc.*	8	2,716
Autodesk, Inc.*	21	5,820
Broadridge Financial Solutions, Inc.	1	153
Cadence Design Systems, Inc.*	27	3,699
Cognizant Technology Solutions Corp., Class A	50	3,906
DXC Technology Co.	57	1,782
Fiserv, Inc.*	6	714
Gartner, Inc.*	22	4,016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.†	527	$70,228
Mastercard, Inc., Class A†	93	33,113
Microsoft Corp.†	846	199,461
Oracle Corp.†	1,362	95,572
Paychex, Inc.†	6	588
PayPal Holdings, Inc.†*	121	29,384
salesforce.com, Inc.†*	87	18,433
ServiceNow, Inc.†*	18	9,002
Synopsys, Inc.*	15	3,717
Visa, Inc., Class A†	200	42,346
Western Union Co. (The)†	243	5,992

		580,288

Technology Hardware & Equipment — 11.0%
Amphenol Corp., Class A	19	1,254
Apple, Inc.†	1,630	199,105
CDW Corp.	33	5,470
Cisco Systems, Inc.†	2,117	109,470
Corning, Inc.†	451	19,623
HP, Inc.†	767	24,352
Juniper Networks, Inc.	198	5,015
Motorola Solutions, Inc.	1	188
NetApp, Inc.	50	3,634
Seagate Technology PLC (Ireland)	3	230
TE Connectivity Ltd. (Switzerland)	3	387

		368,728

Telecommunication Services — 6.0%
AT&T, Inc.†	3,572	108,124
Lumen Technologies, Inc.	10	134
Verizon Communications, Inc.†	1,617	94,029

		202,287

Transportation — 3.6%
CSX Corp.†	141	13,595
Expeditors International of Washington, Inc.†	81	8,723
FedEx Corp.	157	44,594
Kansas City Southern†	8	2,111
Norfolk Southern Corp.†	118	31,686
Union Pacific Corp.	63	13,886
United Parcel Service, Inc., Class B	46	7,820

		122,415

Utilities — 1.4%
AES Corp.	153	4,102

The accompanying notes are an integral part of the financial statements.

39

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Dominion Energy, Inc.	476	$36,157
NRG Energy, Inc.	161	6,074

		46,333

TOTAL COMMON STOCKS (Cost $3,638,892)		4,721,742

TOTAL LONG POSITIONS — 140.4%		4,721,742

(Cost $3,638,892)
SHORT POSITIONS — (41.5)%
COMMON STOCKS — (41.5)%
Banks — (0.9)%
Comerica, Inc.	(2)	(143)
KeyCorp.	(201)	(4,016)
M&T Bank Corp.	(28)	(4,245)
People’s United Financial, Inc.	(91)	(1,629)
Truist Financial Corp.	(288)	(16,796)
Zions Bancorp NA	(31)	(1,704)

		(28,533)

Capital Goods — (2.1)%
Boeing Co. (The)*	(84)	(21,397)
General Electric Co.	(641)	(8,416)
IDEX Corp.	(4)	(837)
Ingersoll Rand, Inc.*	(92)	(4,527)
Otis Worldwide Corp.	(90)	(6,161)
Raytheon Technologies Corp.	(314)	(24,263)
Teledyne Technologies, Inc.*	(7)	(2,896)
Textron, Inc.	(5)	(280)

		(68,777)

Commercial & Professional Services — (1.0)%
Copart, Inc.*	(54)	(5,865)
Equifax, Inc.	(27)	(4,890)
IHS Markit Ltd. (Bermuda)	(83)	(8,033)
Leidos Holdings, Inc.	(31)	(2,985)
Rollins, Inc.	(123)	(4,234)
Verisk Analytics, Inc.	(35)	(6,184)

		(32,191)

Consumer Durables & Apparel — (0.2)%
NVR, Inc.*	(1)	(4,711)
Ralph Lauren Corp.	(16)	(1,971)

		(6,682)

Consumer Services — (2.4)%
Caesars Entertainment, Inc.*	(43)	(3,760)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Carnival Corp. (Panama)*	(225)	$(5,971)
Chipotle Mexican Grill, Inc.*	(7)	(9,946)
Darden Restaurants, Inc.	(26)	(3,692)
Domino’s Pizza, Inc.	(9)	(3,310)
Hilton Worldwide Holdings, Inc.*	(60)	(7,255)
Las Vegas Sands Corp.	(155)	(9,418)
Marriott International, Inc., Class A*	(45)	(6,665)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(65)	(1,793)
Penn National Gaming, Inc.*	(9)	(944)
Royal Caribbean Cruises Ltd. (Liberia)	(49)	(4,195)
Starbucks Corp.	(195)	(21,308)
Wynn Resorts Ltd.*	(27)	(3,385)

		(81,642)

Diversified Financials — (2.1)%
Bank of New York Mellon Corp. (The)	(183)	(8,654)
Cboe Global Markets, Inc.	(22)	(2,171)
Charles Schwab Corp. (The)	(289)	(18,837)
CME Group, Inc.	(73)	(14,909)
MarketAxess Holdings, Inc.	(9)	(4,481)
Moody’s Corp.	(13)	(3,882)
MSCI, Inc.	(17)	(7,128)
Northern Trust Corp.	(46)	(4,835)
State Street Corp.	(77)	(6,469)

		(71,366)

Energy — (2.5)%
Cabot Oil & Gas Corp.	(89)	(1,671)
ConocoPhillips	(218)	(11,547)
EOG Resources, Inc.	(120)	(8,704)
Exxon Mobil Corp.	(348)	(19,429)
Hess Corp.	(76)	(5,378)
HollyFrontier Corp.	(35)	(1,252)
Kinder Morgan, Inc.	(211)	(3,513)
Marathon Petroleum Corp.	(134)	(7,168)
ONEOK, Inc.	(105)	(5,319)
Phillips 66	(92)	(7,502)
Pioneer Natural Resources Co.	(44)	(6,988)
Valero Energy Corp.	(86)	(6,158)

		(84,629)

Food & Staples Retailing — (0.5)%
Costco Wholesale Corp.	(27)	(9,517)

The accompanying notes are an integral part of the financial statements.

40

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Kroger Co. (The)	(155)	$(5,578)

		(15,095)

Food, Beverage & Tobacco — (0.5)%
Brown-Forman Corp., Class B	(108)	(7,449)
Hormel Foods Corp.	(113)	(5,399)
McCormick & Co., Inc., non-voting shares	(56)	(4,993)
PepsiCo, Inc.	(2)	(283)

		(18,124)

Health Care Equipment & Services — (4.6)%
Abbott Laboratories	(39)	(4,674)
ABIOMED, Inc.*	(11)	(3,506)
Align Technology, Inc.*	(19)	(10,289)
Baxter International, Inc.	(105)	(8,856)
Becton Dickinson and Co.	(31)	(7,538)
Boston Scientific Corp.*	(312)	(12,059)
Cardinal Health, Inc.	(62)	(3,766)
Centene Corp.*	(120)	(7,669)
Cooper Cos., Inc. (The)	(13)	(4,993)
DENTSPLY SIRONA, Inc.	(45)	(2,871)
DexCom, Inc.*	(20)	(7,188)
Edwards Lifesciences Corp.*	(141)	(11,793)
Humana, Inc.	(27)	(11,320)
IDEXX Laboratories, Inc.*	(22)	(10,765)
Intuitive Surgical, Inc.*	(29)	(21,429)
ResMed, Inc.	(32)	(6,209)
STERIS PLC (Ireland)	(18)	(3,429)
Teleflex, Inc.	(12)	(4,985)
West Pharmaceutical Services, Inc.	(17)	(4,790)
Zimmer Biomet Holdings, Inc.	(46)	(7,364)

		(155,493)

Household & Personal Products — (0.1)%
Church & Dwight Co., Inc	(51)	(4,455)

Insurance — (1.5)%
Aflac, Inc.	(143)	(7,319)
Allstate Corp. (The)	(63)	(7,239)
Chubb Ltd. (Switzerland)	(94)	(14,849)
Everest Re Group Ltd. (Bermuda)	(8)	(1,982)
Globe Life, Inc.	(13)	(1,256)
Hartford Financial Services Group, Inc. (The)	(43)	(2,872)
Loews Corp.	(60)	(3,077)
Progressive Corp. (The)	(92)	(8,796)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Travelers Cos., Inc. (The)	(10)	$(1,504)
WR Berkley Corp.	(26)	(1,959)

		(50,853)

Materials — (1.0)%
Air Products & Chemicals, Inc.	(49)	(13,786)
Albemarle Corp.	(26)	(3,799)
Amcor PLC (Jersey)	(98)	(1,145)
Ball Corp.	(73)	(6,186)
International Flavors & Fragrances, Inc.	(24)	(3,350)
Vulcan Materials Co.	(27)	(4,556)

		(32,822)

Media & Entertainment — (0.8)%
Live Nation Entertainment, Inc.*	(48)	(4,063)
Walt Disney Co. (The)*	(127)	(23,434)

		(27,497)

Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Agilent Technologies, Inc.	(63)	(8,010)
Bio-Rad Laboratories, Inc., Class A*	(6)	(3,427)
Bristol-Myers Squibb Co.	(409)	(25,820)
Catalent, Inc.*	(37)	(3,896)
Eli Lilly & Co.	(159)	(29,704)
IQVIA Holdings, Inc.*	(51)	(9,850)
Mettler-Toledo International, Inc.*	(4)	(4,623)
Perrigo Co. PLC (Ireland)	(34)	(1,376)
Vertex Pharmaceuticals, Inc.*	(57)	(12,249)
Viatris, Inc.*	(249)	(3,479)
Zoetis, Inc.	(51)	(8,031)

		(110,465)

Real Estate — (3.0)%
Alexandria Real Estate Equities, Inc., REIT	(11)	(1,807)
AvalonBay Communities, Inc., REIT	(28)	(5,166)
Boston Properties, Inc., REIT	(33)	(3,342)
Digital Realty Trust, Inc., REIT	(59)	(8,310)
Duke Realty Corp., REIT	(70)	(2,935)
Equinix, Inc., REIT	(22)	(14,951)
Equity Residential, REIT	(80)	(5,730)
Essex Property Trust, Inc., REIT	(15)	(4,078)
Extra Space Storage, Inc., REIT	(28)	(3,711)
Federal Realty Investment Trust, REIT	(17)	(1,725)
Healthpeak Properties, Inc., REIT	(116)	(3,682)

The accompanying notes are an integral part of the financial statements.

41

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Host Hotels & Resorts, Inc., REIT	(161)	$(2,713)
Iron Mountain, Inc., REIT	(60)	(2,221)
Mid-America Apartment Communities, Inc., REIT	(23)	(3,320)
Prologis, Inc., REIT	(150)	(15,900)
Public Storage, REIT	(25)	(6,169)
Realty Income Corp., REIT	(74)	(4,699)
Regency Centers Corp., REIT	(37)	(2,098)
Simon Property Group, Inc., REIT	(26)	(2,958)
UDR, Inc., REIT	(64)	(2,807)
Vornado Realty Trust, REIT	(41)	(1,861)

		(100,183)

Retailing — (1.8)%
Booking Holdings, Inc.*	(8)	(18,639)
CarMax, Inc.*	(33)	(4,378)
Etsy, Inc.*	(28)	(5,647)
Expedia Group, Inc.	(31)	(5,335)
Gap, Inc. (The)	(76)	(2,263)
Pool Corp.	(8)	(2,762)
Ross Stores, Inc.	(76)	(9,113)
TJX Cos., Inc. (The)	(185)	(12,238)

		(60,375)

Semiconductors & Semiconductor Equipment — (2.3)%
Advanced Micro Devices, Inc.*	(271)	(21,274)
Analog Devices, Inc.	(21)	(3,257)
Enphase Energy, Inc.*	(26)	(4,216)
Microchip Technology, Inc.	(19)	(2,949)
Monolithic Power Systems, Inc.	(9)	(3,179)
NVIDIA Corp.	(55)	(29,366)
Skyworks Solutions, Inc.	(34)	(6,238)
Xilinx, Inc.	(56)	(6,938)

		(77,417)

Software & Services — (2.8)%
Akamai Technologies, Inc.*	(41)	(4,178)
Automatic Data Processing, Inc.	(23)	(4,335)
Citrix Systems, Inc.	(27)	(3,790)
Fidelity National Information Services, Inc.	(134)	(18,842)
FleetCor Technologies, Inc.*	(9)	(2,418)
Fortinet, Inc.*	(43)	(7,930)
Global Payments, Inc.	(66)	(13,304)
Intuit, Inc.	(56)	(21,451)
Jack Henry & Associates, Inc.	(17)	(2,579)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NortonLifeLock, Inc.	(60)	$(1,275)
Paycom Software, Inc.*	(13)	(4,811)
Tyler Technologies, Inc.*	(9)	(3,821)
VeriSign, Inc.*	(30)	(5,963)

		(94,697)

Technology Hardware & Equipment — (0.8)%
Arista Networks, Inc.*	(17)	(5,132)
FLIR Systems, Inc.	(27)	(1,525)
Hewlett Packard Enterprise Co.	(271)	(4,266)
IPG Photonics Corp.*	(12)	(2,531)
Keysight Technologies, Inc.*	(43)	(6,166)
Trimble, Inc.*	(26)	(2,023)
Western Digital Corp.	(74)	(4,939)

		(26,582)

Telecommunication Services — (0.9)%
T-Mobile US, Inc.*	(242)	(30,320)

Transportation — (1.0)%
Alaska Air Group, Inc.*	(27)	(1,869)
American Airlines Group, Inc.*	(128)	(3,059)
CH Robinson Worldwide, Inc.	(28)	(2,672)
Delta Air Lines, Inc.*	(138)	(6,663)
JB Hunt Transport Services, Inc.	(22)	(3,697)
Old Dominion Freight Line, Inc.	(24)	(5,770)
Southwest Airlines Co.	(126)	(7,694)
United Airlines Holdings, Inc.*	(64)	(3,682)

		(35,106)

Utilities — (5.4)%
Alliant Energy Corp.	(61)	(3,304)
Ameren Corp.	(62)	(5,044)
American Electric Power Co., Inc.	(124)	(10,503)
American Water Works Co., Inc.	(41)	(6,147)
Atmos Energy Corp.	(30)	(2,966)
CenterPoint Energy, Inc.	(126)	(2,854)
CMS Energy Corp.	(70)	(4,285)
Consolidated Edison, Inc.	(82)	(6,134)
DTE Energy Co.	(46)	(6,124)
Duke Energy Corp.	(161)	(15,541)
Edison International	(90)	(5,274)
Entergy Corp.	(50)	(4,974)
Evergy, Inc.	(50)	(2,976)
Eversource Energy	(82)	(7,100)
Exelon Corp.	(219)	(9,579)
FirstEnergy Corp.	(136)	(4,718)

The accompanying notes are an integral part of the financial statements.

42

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NextEra Energy, Inc.	(401)	$(30,320)
NiSource, Inc.	(94)	(2,266)
Pinnacle West Capital Corp.	(26)	(2,115)
PPL Corp.	(161)	(4,643)
Public Service Enterprise Group, Inc.	(110)	(6,623)
Sempra Energy	(64)	(8,485)
Southern Co. (The)	(230)	(14,297)
WEC Energy Group, Inc.	(79)	(7,394)
Xcel Energy, Inc.	(133)	(8,846)

		(182,512)

TOTAL COMMON STOCKS (Proceeds $1,208,095)		(1,395,816)

TOTAL SECURITES SOLD SHORT - (41.5)%		(1,395,816)

(Proceeds $1,208,095)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		37,652

NET ASSETS - 100.0%		$3,363,578

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

43

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 175.6%
COMMON STOCKS — 175.6%
Automobiles & Components — 2.2%
BorgWarner, Inc.†	1,374	$63,699
Ford Motor Co.*	8,301	101,687
Gentex Corp.	803	28,643
Magna International, Inc. (Canada)	979	86,191

		280,220

Banks — 0.0%
Fifth Third Bancorp†	31	1,161

Capital Goods — 16.6%
3M Co.†	767	147,786
A.O. Smith Corp.	1,065	72,005
Advanced Drainage Systems, Inc.†	405	41,873
AECOM*	157	10,065
AGCO Corp.†	892	128,136
AMETEK, Inc.†	32	4,087
Carrier Global Corp.†	45	1,900
Caterpillar, Inc.	1	232
Cummins, Inc.†	677	175,417
Dover Corp.†	36	4,937
Eaton Corp. PLC (Ireland)†	18	2,489
EMCOR Group, Inc.	88	9,870
Emerson Electric Co.†	60	5,413
Flowserve Corp.†	240	9,314
Fortive Corp.†	1	71
Fortune Brands Home & Security, Inc.†	458	43,886
General Dynamics Corp.†	23	4,176
Honeywell International, Inc.†	345	74,889
Howmet Aerospace, Inc.†*	1,931	62,043
Hubbell, Inc.†	268	50,087
Johnson Controls International PLC (Ireland)†	2,910	173,640
Lockheed Martin Corp.†	76	28,082
Masco Corp.†	4,893	293,091
MSC Industrial Direct Co., Inc., Class A†	291	26,245
Northrop Grumman Corp.†	45	14,564
Otis Worldwide Corp.†	8	548
Owens Corning†	901	82,973
Parker-Hannifin Corp.	3	946
Pentair PLC (Ireland)†	1,817	113,235
Quanta Services, Inc.†	1,483	130,474
Regal Beloit Corp.†	219	31,247
Roper Technologies, Inc.†	29	11,697

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sensata Technologies Holding PLC
(United Kingdom)†*	234	$13,560
Snap-on, Inc.†	261	60,223
Stanley Black & Decker, Inc.	1	200
Timken Co. (The)	12	974
Toro Co. (The)	637	65,700
Trane Technologies PLC (Ireland)†	795	131,620
TransDigm Group, Inc.†*	46	27,044
United Rentals, Inc.†*	86	28,321
Watsco, Inc.†	181	47,196
WW Grainger, Inc.†	31	12,429

		2,142,685

Commercial & Professional Services — 5.0%
Booz Allen Hamilton Holding Corp.†	3,543	285,318
Cintas Corp.†	16	5,461
CoreLogic, Inc.†	1,330	105,402
ManpowerGroup, Inc.†	590	58,351
Ritchie Bros Auctioneers, Inc. (Canada)	226	13,232
Robert Half International, Inc.†	153	11,945
Thomson Reuters Corp. (Canada)	1,480	129,604
TriNet Group, Inc.†*	513	39,993
Waste Management, Inc.†	10	1,290

		650,596

Consumer Durables & Apparel — 5.4%
BRP, Inc., sub-voting shares (Canada)	32	2,781
Brunswick Corp.	411	39,197
Deckers Outdoor Corp.*	551	182,061
Garmin Ltd. (Switzerland)†	86	11,339
Gildan Activewear, Inc. (Canada)†	1,404	43,047
Hanesbrands, Inc.†	144	2,832
Leggett & Platt, Inc.†	21	959
Mattel, Inc.*	261	5,199
Newell Brands, Inc.†	1,048	28,065
Polaris, Inc.	263	35,110
PulteGroup, Inc.†	114	5,978
PVH Corp.†	74	7,822
Tapestry, Inc.†	31	1,278
Tempur Sealy International, Inc.	2,127	77,763
Whirlpool Corp.†	833	183,552
YETI Holdings, Inc.*	1,035	74,737

		701,720

The accompanying notes are an integral part of the financial statements.

44

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 1.7%
Airbnb, Inc., Class A*	17	$3,195
Boyd Gaming Corp.*	495	29,185
Choice Hotels International, Inc.	112	12,016
Darden Restaurants, Inc.†	109	15,478
Marriott Vacations Worldwide Corp.*	23	4,006
McDonald’s Corp.†	278	62,311
Yum! Brands, Inc.†	891	96,388

		222,579

Diversified Financials — 5.4%
American Express Co.†	8	1,132
Berkshire Hathaway, Inc., Class B†*	826	211,018
BlackRock, Inc.†	205	154,562
Discover Financial Services†	95	9,024
Evercore, Inc., Class A	8	1,054
Franklin Resources, Inc.†	185	5,476
Goldman Sachs Group, Inc. (The)†	2	654
Intercontinental Exchange, Inc.†	1	112
Invesco Ltd. (Bermuda)†	4,544	114,600
Morgan Stanley†	21	1,631
Nasdaq, Inc.†	739	108,973
Synchrony Financial†	35	1,423
T Rowe Price Group, Inc.†	545	93,522

		703,181

Energy — 0.7%
Canadian Natural Resources Ltd. (Canada)	908	28,030
Cimarex Energy Co.	261	15,501
Halliburton Co.†	1,111	23,842
New Fortress Energy, Inc.	389	17,859

		85,232

Food & Staples Retailing — 6.6%
BJ’s Wholesale Club Holdings, Inc.†*	4,640	208,150
Kroger Co. (The)†	5,648	203,272
Sysco Corp.†	186	14,646
Walmart, Inc.†	3,141	426,642

		852,710

Food, Beverage & Tobacco — 23.0%
Altria Group, Inc.†	5,080	259,893
Archer-Daniels-Midland Co.†	1,611	91,827
Bunge Ltd. (Bermuda)†	2,661	210,937
Campbell Soup Co.†	6,422	322,834
Conagra Brands, Inc.†	6,079	228,570
Constellation Brands, Inc., Class A†	384	87,552

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Flowers Foods, Inc.†	2,669	$63,522
General Mills, Inc.†	5,262	322,666
Hershey Co. (The)†	201	31,790
JM Smucker Co. (The)†	2,681	339,227
Kellogg Co.†	3,445	218,068
Keurig Dr Pepper, Inc.†	5,234	179,893
Kraft Heinz Co. (The)†	6,321	252,840
Lamb Weston Holdings, Inc.†	43	3,332
Mondelez International, Inc., Class A	2,018	118,114
Philip Morris International, Inc.†	1,877	166,565
Tyson Foods, Inc., Class A†	1,038	77,123

		2,974,753

Health Care Equipment & Services — 9.5%
Abbott Laboratories†	486	58,242
Anthem, Inc.†	4	1,436
Cerner Corp.	614	44,134
CVS Health Corp.†	1,081	81,324
Danaher Corp.†	195	43,891
DaVita, Inc.†*	1,188	128,031
DENTSPLY SIRONA, Inc.†	5	319
Hologic, Inc.†*	4,549	338,355
Laboratory Corp. of America Holdings*	621	158,374
Medtronic PLC (Ireland)†	459	54,222
Quest Diagnostics, Inc.†	1,338	171,719
Quidel Corp.*	1,047	133,943
Universal Health Services, Inc., Class B†	130	17,341

		1,231,331

Household & Personal Products — 5.7%
Clorox Co. (The)†	1,380	266,174
Colgate-Palmolive Co.†	2,830	223,089
Kimberly-Clark Corp.†	267	37,126
Procter & Gamble Co. (The)†	1,599	216,553

		742,942

Insurance — 2.4%
Aon PLC, Class A (Ireland)†	209	48,093
Chubb Ltd. (Switzerland)†	14	2,212
Cincinnati Financial Corp.†	39	4,021
Everest Re Group Ltd. (Bermuda)†	5	1,239
Marsh & McLennan Cos., Inc.†	2,103	256,145
MetLife, Inc.†	19	1,155

The accompanying notes are an integral part of the financial statements.

45

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Travelers Cos., Inc. (The)†	3	$451

		313,316

Materials — 9.8%
Avery Dennison Corp.	1	184
Barrick Gold Corp. (Canada)	5,421	107,336
Berry Global Group, Inc.*	290	17,806
Celanese Corp.†	19	2,846
Corteva, Inc.	260	12,121
DuPont de Nemours, Inc.†	537	41,499
Eastman Chemical Co.†	705	77,635
FMC Corp.†	26	2,876
Freeport-McMoRan, Inc.	721	23,743
International Paper Co.†	61	3,298
Kinross Gold Corp. (Canada)	4,967	33,130
Linde PLC (Ireland)†	53	14,847
Louisiana-Pacific Corp.	586	32,500
LyondellBasell Industries NV, Class A (Netherlands)†	15	1,561
Newmont Corp.	83	5,002
Nucor Corp.†	164	13,164
Nutrien Ltd. (Canada)†	1,791	96,517
PPG Industries, Inc.†	566	85,047
Reliance Steel & Aluminum Co.	244	37,159
RPM International, Inc.†	1,145	105,168
Scotts Miracle-Gro Co. (The)†	513	125,670
Sealed Air Corp.†	2,919	133,749
Sherwin-Williams Co. (The)†	229	169,004
Sonoco Products Co.†	105	6,646
Southern Copper Corp.†	1,751	118,840

		1,267,348

Media & Entertainment — 8.0%
Activision Blizzard, Inc.†	213	19,809
Alphabet, Inc., Class A†*	185	381,566
Charter Communications, Inc., Class A†*	184	113,532
Comcast Corp., Class A†	6	325
Electronic Arts, Inc.†	80	10,830
Facebook, Inc., Class A†*	781	230,028
Interpublic Group of Cos., Inc. (The)†	61	1,781
Roku, Inc.*	273	88,935
Shaw Communications, Inc., Class B (Canada)†	3,111	81,570
Take-Two Interactive Software, Inc.†*	32	5,654
Walt Disney Co. (The)†*	414	76,391

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Warner Music Group Corp., Class A	896	$30,760

		1,041,181

Pharmaceuticals, Biotechnology & Life Sciences — 19.4%
AbbVie, Inc.†	2,390	258,646
Alexion Pharmaceuticals, Inc.†*	2,779	424,937
Amgen, Inc.	589	146,549
Biogen, Inc.†*	655	183,236
Blueprint Medicines Corp.†*	714	69,422
Gilead Sciences, Inc.†	5,667	366,258
Illumina, Inc.†*	40	15,362
Jazz Pharmaceuticals PLC (Ireland)†*	217	35,668
Johnson & Johnson†	149	24,488
Merck & Co., Inc.	1,588	122,419
PerkinElmer, Inc.†	1,843	236,438
Pfizer, Inc.†	7,654	277,304
Thermo Fisher Scientific, Inc.†	288	131,437
United Therapeutics Corp.†*	1,310	219,124

		2,511,288

Real Estate — 0.4%
CBRE Group, Inc., Class A†*	8	633
Kimco Realty Corp., REIT†	113	2,119
Simon Property Group, Inc., REIT†	6	683
Ventas, Inc., REIT†	165	8,801
Weyerhaeuser Co., REIT†	1,194	42,506

		54,742

Retailing — 19.1%
Advance Auto Parts, Inc.†	429	78,717
Amazon.com, Inc.†*	138	426,983
AutoNation, Inc.†*	590	55,000
AutoZone, Inc.†*	33	46,342
Best Buy Co., Inc.†	99	11,366
eBay, Inc.†	8,364	512,211
Expedia Group, Inc.†	13	2,238
Gap, Inc. (The)†	201	5,986
Genuine Parts Co.†	1,256	145,181
Home Depot, Inc. (The)†	40	12,210
Kohl’s Corp.†	1,261	75,168
L Brands, Inc.*	982	60,747
LKQ Corp.†*	447	18,922
Lowe’s Cos., Inc.†	1,398	265,872
O’Reilly Automotive, Inc.†*	16	8,116
Qurate Retail, Inc., Series A	1,098	12,912

The accompanying notes are an integral part of the financial statements.

46

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Target Corp.†	1,265	$250,559
Tractor Supply Co.†	946	167,518
Ulta Beauty, Inc.†*	6	1,855
Williams-Sonoma, Inc.†	1,721	308,403

		2,466,306

Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.†	3	401
NVIDIA Corp.†	2	1,068
Qorvo, Inc.†*	46	8,404
QUALCOMM, Inc.	1,355	179,659
Skyworks Solutions, Inc.†	27	4,954

		194,486

Software & Services — 12.6%
Accenture PLC, Class A (Ireland)†	93	25,691
Amdocs, Ltd. (Guernsey)†	2,338	164,011
CDK Global, Inc.†	1,744	94,281
CGI, Inc. (Canada)†*	569	47,352
FleetCor Technologies, Inc.†*	7	1,880
Mastercard, Inc., Class A†	273	97,202
MAXIMUS, Inc.	21	1,870
Microsoft Corp.†	2,067	487,337
Open Text Corp. (Canada)	529	25,239
Oracle Corp.†	4,053	284,399
Paychex, Inc.†	947	92,825
PayPal Holdings, Inc.†*	322	78,194
SS&C Technologies Holdings, Inc.†	1,437	100,403
Visa, Inc., Class A†	586	124,074
Western Union Co. (The)†	161	3,970

		1,628,728

Technology Hardware & Equipment — 10.6%
Apple, Inc.†	4,607	562,745
Arrow Electronics, Inc.†*	1,779	197,149
CDW Corp.	4	663
Cisco Systems, Inc.†	4,327	223,749
Corning, Inc.	1	44
Dell Technologies, Inc., Class C*	593	52,273
FLIR Systems, Inc.†	53	2,993
HP, Inc.†	2,343	74,390
Jabil, Inc.	252	13,144
Juniper Networks, Inc.†	4,876	123,509
SYNNEX Corp.†	805	92,446
TE Connectivity Ltd. (Switzerland)†	76	9,812

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Vontier Corp.*	732	$22,158

		1,375,075

Telecommunication Services — 4.3%
AT&T, Inc.†	5,783	175,051
BCE, Inc. (Canada)†	50	2,257
Rogers Communications, Inc., Class B (Canada)†	1,423	65,600
TELUS Corp. (Canada)	36	717
Verizon Communications, Inc.†	5,403	314,184

		557,809

Transportation — 3.6%
Alaska Air Group, Inc.†*	2	138
Canadian National Railway Co. (Canada)†	906	105,078
CSX Corp.†	21	2,025
Expeditors International of Washington, Inc.†	1,911	205,796
FedEx Corp.	195	55,388
JB Hunt Transport Services, Inc.†	2	336
Kansas City Southern†	4	1,056
Norfolk Southern Corp.	24	6,444
Southwest Airlines Co.	109	6,656
TFI International, Inc. (Canada)†	488	36,483
United Parcel Service, Inc., Class B	230	39,098

		458,498

Utilities — 2.1%
Dominion Energy, Inc.	3,283	249,377
NRG Energy, Inc.†	676	25,505

		274,882

TOTAL COMMON STOCKS (Cost $19,167,068)		22,732,769

TOTAL LONG POSITIONS - 175.6%		22,732,769

(Cost $19,167,068)

The accompanying notes are an integral part of the financial statements.

47

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (76.7)%
COMMON STOCKS — (76.7)%
Automobiles & Components — (0.1)%
Thor Industries, Inc.	(69)	$(9,297)

Banks — (1.4)%
Essent Group Ltd. (Bermuda)	(315)	(14,959)
First Horizon Corp.	(2,224)	(37,608)
M&T Bank Corp.	(200)	(30,322)
South State Corp.	(477)	(37,449)
TCF Financial Corp.	(1,289)	(59,887)

		(180,225)

Capital Goods — (8.2)%
AerCap Holdings NV (Netherlands)*	(407)	(23,907)
Air Lease Corp.	(20)	(980)
Axon Enterprise, Inc.*	(343)	(48,850)
Ballard Power Systems, Inc. (Canada)*	(612)	(14,896)
Bloom Energy Corp., Class A*	(3,224)	(87,209)
Boeing Co. (The)*	(710)	(180,851)
BWX Technologies, Inc.	(421)	(27,761)
FuelCell Energy, Inc.*	(5,352)	(77,122)
Mercury Systems, Inc.*	(677)	(47,830)
Plug Power, Inc.*	(2,480)	(88,883)
Raytheon Technologies Corp.	(768)	(59,343)
Sunrun, Inc.*	(2,491)	(150,656)
Virgin Galactic Holdings, Inc.*	(3,917)	(119,978)
WillScot Mobile Mini Holdings Corp.*	(4,764)	(132,201)

		(1,060,467)

Commercial & Professional Services — (0.6)%
Clarivate PLC (Jersey)*	(1,265)	(33,383)
GFL Environmental, Inc., sub-voting shares (Canada)	(1,458)	(50,957)

		(84,340)

Consumer Durables & Apparel — (1.0)%
Ralph Lauren Corp.	(242)	(29,805)
Skechers U.S.A., Inc., Class A*	(2,451)	(102,231)

		(132,036)

Consumer Services — (0.3)%
Aramark	(928)	(35,060)
Bright Horizons Family Solutions, Inc.*	(5)	(857)
Planet Fitness, Inc., Class A*	(12)	(928)

		(36,845)

Diversified Financials — (0.1)%
Credit Acceptance Corp.*	(31)	(11,167)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (2.1)%
Chevron Corp.	(1,458)	$(152,784)
Exxon Mobil Corp.	(1,084)	(60,520)
Imperial Oil Ltd. (Canada)	(1,037)	(25,075)
Suncor Energy, Inc. (Canada)	(1,606)	(33,565)

		(271,944)

Food & Staples Retailing — (0.1)%
Grocery Outlet Holding Corp.*	(308)	(11,362)
Performance Food Group Co.*	(76)	(4,378)

		(15,740)

Food, Beverage & Tobacco — (0.8)%
Beyond Meat, Inc.*	(660)	(85,879)
Freshpet, Inc.*	(90)	(14,293)

		(100,172)

Health Care Equipment & Services — (5.9)%
1Life Healthcare, Inc.*	(1,731)	(67,648)
Dexcom, Inc.*	(157)	(56,424)
Guardant Health, Inc.*	(498)	(76,020)
HealthEquity, Inc.*	(1,139)	(77,452)
Insulet Corp.*	(238)	(62,099)
iRhythm Technologies, Inc.*	(72)	(9,998)
Masimo Corp.*	(23)	(5,282)
Neogen Corp.*	(108)	(9,600)
Nevro Corp.*	(246)	(34,317)
Novocure Ltd. (Jersey)*	(162)	(21,413)
Oak Street Health, Inc.*	(359)	(19,483)
Penumbra, Inc.*	(404)	(109,314)
Schrodinger, Inc.*	(446)	(34,025)
SmileDirectClub, Inc.*	(4,661)	(48,055)
Tandem Diabetes Care, Inc.*	(671)	(59,216)
Teladoc Health, Inc.*	(399)	(72,518)

		(762,864)

Household & Personal Products — (1.0)%
Coty, Inc., Class A*	(14,069)	(126,762)

Insurance — (0.3)%
Alleghany Corp.*	(2)	(1,253)
Arch Capital Group Ltd. (Bermuda)*	(115)	(4,413)
Athene Holding Ltd., Class A (Bermuda)*	(71)	(3,578)
Reinsurance Group Of America, Inc.	(58)	(7,311)
Unum Group	(811)	(22,570)

		(39,125)

The accompanying notes are an integral part of the financial statements.

48

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (2.9)%
Cleveland-Cliffs, Inc.	(7,167)	$(144,128)
Kirkland Lake Gold Ltd. (Canada)	(1,256)	(42,453)
Novagold Resources, Inc. (Canada)*	(132)	(1,156)
Steel Dynamics, Inc.	(2,107)	(106,951)
Teck Resources Ltd., Class B (Canada)	(4,198)	(80,518)

		(375,206)

Media & Entertainment — (1.5)%
Angi, Inc*	(931)	(12,103)
TripAdvisor, Inc.*	(2,479)	(133,345)
Zynga, Inc., Class A*	(4,587)	(46,833)

		(192,281)

Pharmaceuticals, Biotechnology & Life Sciences — (16.7)%
10X Genomics, Inc., Class A*	(15)	(2,715)
ACADIA Pharmaceuticals, Inc.*	(1,496)	(38,597)
Acceleron Pharma, Inc.*	(486)	(65,906)
Adaptive Biotechnologies Corp.*	(1,071)	(43,119)
Agios Pharmaceuticals, Inc.*	(160)	(8,262)
Allakos, Inc.*	(610)	(70,016)
Allogene Therapeutics, Inc.*	(1,358)	(47,937)
Alnylam Pharmaceuticals, Inc.*	(723)	(102,080)
Amicus Therapeutics, Inc.*	(1,844)	(18,219)
Arrowhead Pharmaceuticals, Inc.*	(381)	(25,264)
Beam Therapeutics, Inc.*	(52)	(4,162)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(821)	(56,115)
BioMarin Pharmaceutical, Inc.*	(309)	(23,333)
Bluebird Bio, Inc.*	(748)	(22,552)
Bridgebio Pharma, Inc.*	(1,143)	(70,409)
ChemoCentryx, Inc.*	(587)	(30,078)
Editas Medicine, Inc.*	(30)	(1,260)
Elanco Animal Health, Inc.*	(5,854)	(172,400)
Exact Sciences Corp.*	(275)	(36,240)
Exelixis, Inc.*	(1,060)	(23,945)
Fate Therapeutics, Inc.*	(439)	(36,196)
FibroGen, Inc.*	(919)	(31,899)
Global Blood Therapeutics, Inc.*	(1,191)	(48,533)
Invitae Corp.*	(2,020)	(77,184)
Ionis Pharmaceuticals, Inc.*	(570)	(25,627)
Iovance Biotherapeutics, Inc.*	(2,007)	(63,542)
Kodiak Sciences, Inc.*	(454)	(51,479)
Mirati Therapeutics, Inc.*	(310)	(53,103)
Moderna, Inc.*	(602)	(78,832)
Nektar Therapeutics*	(3,042)	(60,840)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
NeoGenomics, Inc.*	(930)	$(44,854)
Novavax, Inc.*	(632)	(114,588)
Pacific Biosciences of California, Inc.*	(2,133)	(71,050)
PTC Therapeutics, Inc.*	(593)	(28,079)
Reata Pharmaceuticals, Inc., Class A*	(551)	(54,935)
Repligen Corp.*	(17)	(3,305)
Sarepta Therapeutics, Inc.*	(1,363)	(101,584)
TG Therapeutics, Inc.*	(293)	(14,123)
Tilray, Inc.*	(1,304)	(29,640)
Turning Point Therapeutics, Inc.*	(287)	(27,147)
Twist Bioscience Corp.*	(357)	(44,218)
Ultragenyx Pharmaceutical, Inc.*	(103)	(11,728)
Viatris, Inc.*	(12,394)	(173,144)
Vir Biotechnology, Inc.*	(1,136)	(58,243)

		(2,166,482)

Real Estate — (1.8)%
Boston Properties, Inc., REIT	(217)	(21,973)
Brixmor Property Group, Inc., REIT	(535)	(10,823)
Douglas Emmett, Inc., REIT	(153)	(4,804)
Equinix, Inc., REIT	(57)	(38,737)
eXp World Holdings, Inc.*	(444)	(20,224)
Federal Realty Investment Trust, REIT	(145)	(14,710)
Host Hotels & Resorts, Inc., REIT	(1,314)	(22,141)
Kilroy Realty Corp., REIT	(92)	(6,038)
Rayonier, Inc., REIT	(493)	(15,899)
Regency Centers Corp., REIT	(532)	(30,170)
Vornado Realty Trust, REIT	(919)	(41,713)

		(227,232)

Retailing — (9.2)%
Bed Bath & Beyond, Inc.	(449)	(13,088)
Booking Holdings, Inc.*	(4)	(9,319)
Burlington Stores, Inc.*	(39)	(11,653)
Carvana Co.*	(358)	(93,939)
Chewy, Inc., Class A*	(577)	(48,878)
Dollar General Corp.	(101)	(20,465)
Dollar Tree, Inc.*	(39)	(4,464)
Five Below, Inc.*	(388)	(74,027)
Floor & Decor Holdings, Inc., Class A*	(1,049)	(100,159)
Grubhub, Inc.*	(917)	(55,020)

The accompanying notes are an integral part of the financial statements.

49

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Leslie’s, Inc.*	(595)	$(14,572)
Lithia Motors, Inc., Class A	(146)	(56,953)
Magnite, Inc.*	(2,312)	(96,202)
Nordstrom, Inc.	(1,959)	(74,187)
Ollie’s Bargain Outlet Holdings, Inc.*	(1,693)	(147,291)
Petco Health & Wellness Co., Inc.*	(2,377)	(52,674)
RH*	(408)	(243,413)
Stitch Fix, Inc., Class A*	(1,401)	(69,406)

		(1,185,710)

Semiconductors & Semiconductor Equipment — (0.5)%
Cree, Inc.*	(316)	(34,169)
Inphi Corp.*	(69)	(12,310)
Silicon Laboratories, Inc.*	(158)	(22,289)

		(68,768)

Software & Services — (9.8)%
Alteryx, Inc., Class A*	(595)	(49,361)
Anaplan, Inc.*	(1,043)	(56,166)
Appfolio, Inc., Class A*	(407)	(57,554)
Atlassian Corp. PLC, Class A (United Kingdom)*	(124)	(26,134)
Avalara, Inc.*	(71)	(9,474)
Bill.com Holdings, Inc.*	(37)	(5,383)
Ceridian HCM Holding, Inc.*	(51)	(4,298)
Cloudera, Inc.*	(3,056)	(37,192)
Coupa Software, Inc.*	(82)	(20,867)
Datadog, Inc., Class A*	(160)	(13,334)
Digital Turbine, Inc.*	(255)	(20,492)
Dropbox, Inc., Class A*	(2,880)	(76,781)
Dynatrace, Inc.*	(713)	(34,395)
Envestnet, Inc.*	(106)	(7,656)
Euronet Worldwide, Inc.*	(124)	(17,149)
Everbridge, Inc.*	(299)	(36,233)
Fastly, Inc., Class A*	(676)	(45,481)
FireEye, Inc.*	(818)	(16,008)
Guidewire Software, Inc.*	(79)	(8,029)
Lightspeed POS, Inc., sub-voting shares (Canada)*	(742)	(46,605)
LiveRamp Holdings, Inc.*	(174)	(9,027)
Medallia, Inc.*	(2,655)	(74,048)
MongoDB, Inc.*	(49)	(13,104)
New Relic, Inc.*	(125)	(7,685)
Nutanix, Inc., Class A*	(4,162)	(110,543)
Okta, Inc.*	(72)	(15,871)
Proofpoint, Inc.*	(879)	(110,569)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Q2 Holdings, Inc.*	(114)	$(11,423)
RingCentral, Inc., Class A*	(193)	(57,491)
Slack Technologies, Inc., Class A*	(2,587)	(105,110)
Smartsheet, Inc., Class A*	(1,032)	(65,965)
SolarWinds Corp.*	(530)	(9,243)
Splunk, Inc.*	(239)	(32,380)
Switch, Inc., Class A	(2,487)	(40,439)
Wex, Inc.*	(95)	(19,876)

		(1,271,366)

Technology Hardware & Equipment — (1.3)%
3D Systems Corp.*	(1,298)	(35,617)
Pure Storage, Inc., Class A*	(3,275)	(70,544)
Western Digital Corp.	(934)	(62,344)

		(168,505)

Transportation — (2.0)%
Lyft, Inc., Class A*	(2,770)	(175,009)
Uber Technologies, Inc.*	(1,578)	(86,017)

		(261,026)

Utilities — (9.1)%
Algonquin Power & Utilities Corp. (Canada)	(41)	(649)
Ameren Corp.	(1,069)	(86,974)
American Electric Power Co., Inc.	(394)	(33,372)
Atmos Energy Corp.	(1,004)	(99,245)
Avangrid, Inc.	(1,404)	(69,933)
Black Hills Corp.	(366)	(24,438)
CenterPoint Energy, Inc.	(3,531)	(79,977)
CMS Energy Corp.	(699)	(42,793)
DTE Energy Co.	(402)	(53,522)
Edison International	(2,092)	(122,591)
Entergy Corp.	(1,089)	(108,323)
Essential Utilities, Inc.	(2,785)	(124,629)
Eversource Energy	(966)	(83,646)
NextEra Energy, Inc.	(30)	(2,268)
ONE Gas, Inc.	(17)	(1,308)
Ormat Technologies, Inc.	(75)	(5,890)
Pinnacle West Capital Corp.	(105)	(8,542)
PPL Corp.	(1,477)	(42,597)
Sempra Energy	(763)	(101,159)
Southwest Gas Holdings, Inc.	(85)	(5,840)
WEC Energy Group, Inc.	(450)	(42,116)

The accompanying notes are an integral part of the financial statements.

50

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Xcel Energy, Inc.	(583)	$(38,775)

		(1,178,587)

TOTAL COMMON STOCK (Proceeds $10,318,899)		(9,926,147)

TOTAL SECURITES SOLD SHORT - (76.7)%		(9,926,147)

(Proceeds $10,318,899)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		142,727

NET ASSETS - 100.0%		$12,949,349

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

51

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 121.6%
COMMON STOCKS — 121.6%
Automobiles & Components — 1.9%
Aptiv PLC (Jersey)†*	2	$276
Ford Motor Co.†*	1,999	24,488
General Motors Co.†	255	14,652

		39,416

Capital Goods — 24.1%
3M Co.†	114	21,965
A.O. Smith Corp.†	152	10,277
AMETEK, Inc.†	127	16,222
Carrier Global Corp.†	582	24,572
Caterpillar, Inc.†	2	464
Cummins, Inc.†	105	27,207
Dover Corp.†	48	6,582
Eaton Corp. PLC (Ireland)†	93	12,860
Emerson Electric Co.†	177	15,969
Fastenal Co.	2	101
Fortive Corp.†	308	21,757
Fortune Brands Home & Security, Inc.†	101	9,678
General Dynamics Corp.†	38	6,899
Howmet Aerospace, Inc.†*	1,915	61,529
Illinois Tool Works, Inc.†	16	3,544
Johnson Controls International PLC (Ireland)†	552	32,938
Lockheed Martin Corp.†	20	7,390
Masco Corp.†	400	23,960
Parker-Hannifin Corp.†	69	21,765
Pentair PLC (Ireland)†	204	12,713
Quanta Services, Inc.†	677	59,562
Snap-on, Inc.†	70	16,152
Stanley Black & Decker, Inc.†	56	11,181
Trane Technologies PLC (Ireland)†	190	31,456
United Rentals, Inc.†*	115	37,871
WW Grainger, Inc.†	25	10,023

		504,637

Commercial & Professional Services — 1.1%
Cintas Corp.†	13	4,437
Jacobs Engineering Group, Inc.†	67	8,661
Republic Services, Inc.†	7	695
Robert Half International, Inc.†	118	9,212

		23,005

Consumer Durables & Apparel — 8.0%
Garmin Ltd. (Switzerland)†	33	4,351
Hanesbrands, Inc.†	710	13,966

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Hasbro, Inc.†	8	$769
Leggett & Platt, Inc.	6	274
Mohawk Industries, Inc.†*	183	35,193
Newell Brands, Inc.†	878	23,513
PVH Corp.†	436	46,085
Tapestry, Inc.†	351	14,465
Whirlpool Corp.†	131	28,866

		167,482

Consumer Services — 1.2%
McDonald’s Corp.	1	224
MGM Resorts International†	539	20,477
Yum! Brands, Inc.	35	3,786

		24,487

Diversified Financials — 5.4%
Berkshire Hathaway, Inc., Class B†*	31	7,920
BlackRock, Inc.†	28	21,111
Goldman Sachs Group, Inc. (The)†	16	5,232
Invesco Ltd. (Bermuda)†	2,391	60,301
Morgan Stanley	25	1,941
Nasdaq, Inc.	12	1,770
S&P Global, Inc.	3	1,059
T Rowe Price Group, Inc.†	86	14,758

		114,092

Energy — 2.2%
Halliburton Co.†	1,230	26,396
NOV, Inc.†	240	3,293
Occidental Petroleum Corp.†	602	16,025

		45,714

Food & Staples Retailing — 3.1%
Kroger Co. (The)†	158	5,686
Sysco Corp.†	356	28,031
Walmart, Inc.†	230	31,241

		64,958

Food, Beverage & Tobacco — 11.6%
Altria Group, Inc.†	558	28,547
Archer-Daniels-Midland Co.†	106	6,042
Campbell Soup Co.†	403	20,259
Coca-Cola Co. (The)†	105	5,535
Conagra Brands, Inc.†	493	18,537
General Mills, Inc.†	366	22,443
Hershey Co. (The)†	55	8,699
JM Smucker Co. (The)†	197	24,926
Kellogg Co.†	220	13,926

The accompanying notes are an integral part of the financial statements.

52

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kraft Heinz Co. (The)†	649	$25,960
Molson Coors Beverage Co., Class B†	150	7,672
Mondelez International, Inc., Class A†	298	17,442
Philip Morris International, Inc.†	342	30,349
Tyson Foods, Inc., Class A†	187	13,894

		244,231

Health Care Equipment & Services — 6.1%
AmerisourceBergen Corp.	12	1,417
Cerner Corp.†	248	17,826
CVS Health Corp.†	271	20,387
DaVita, Inc.†*	86	9,268
HCA Healthcare, Inc.†	68	12,807
Hologic, Inc.†*	313	23,281
Laboratory Corp. of America Holdings†*	93	23,718
McKesson Corp.†	37	7,216
Quest Diagnostics, Inc.†	70	8,984
Varian Medical Systems, Inc.*	18	3,178

		128,082

Household & Personal Products — 2.5%
Clorox Co. (The)†	49	9,451
Colgate-Palmolive Co.†	261	20,575
Kimberly-Clark Corp.	12	1,669
Procter & Gamble Co. (The)†	149	20,179

		51,874

Insurance — 2.8%
Aon PLC, Class A (Ireland)†	77	17,718
Arthur J Gallagher & Co.†	57	7,112
Marsh & McLennan Cos., Inc.†	254	30,937
Principal Financial Group, Inc.†	39	2,338

		58,105

Materials — 10.8%
Celanese Corp.†	2	300
Corteva, Inc.†	247	11,515
Dow, Inc.†	213	13,619
DuPont de Nemours, Inc.†	734	56,724
Eastman Chemical Co.†	261	28,741
FMC Corp.†	133	14,711
Freeport-McMoRan, Inc.	129	4,248
International Paper Co.†	466	25,197

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)†	2	$208
Newmont Corp.	80	4,822
Packaging Corp. of America†	35	4,707
PPG Industries, Inc.†	111	16,679
Sealed Air Corp.†	491	22,498
Sherwin-Williams Co. (The)†	29	21,402
Westrock Co.	5	260

		225,631

Media & Entertainment — 1.6%
Charter Communications, Inc., Class A†*	17	10,489
DISH Network Corp., Class A*	7	253
Interpublic Group of Cos., Inc. (The)†	630	18,396
News Corp., Class A	15	381
Omnicom Group, Inc.	55	4,078

		33,597

Pharmaceuticals, Biotechnology & Life Sciences — 7.2%
AbbVie, Inc.†	122	13,203
Alexion Pharmaceuticals, Inc.†*	147	22,478
Amgen, Inc.†	32	7,962
Biogen, Inc.†*	93	26,017
Gilead Sciences, Inc.†	301	19,454
Johnson & Johnson	6	986
Merck & Co., Inc.†	211	16,266
PerkinElmer, Inc.†	133	17,063
Pfizer, Inc.†	676	24,491
Thermo Fisher Scientific, Inc.†	9	4,107

		152,027

Real Estate — 1.2%
Weyerhaeuser Co., REIT†	708	25,205

Retailing — 13.3%
Advance Auto Parts, Inc.†	134	24,588
Amazon.com, Inc.†*	1	3,094
AutoZone, Inc.†*	4	5,617
Best Buy Co., Inc.†	237	27,210
Dollar General Corp.†	58	11,752
Dollar Tree, Inc.†*	145	16,597
eBay, Inc.†	384	23,516
Genuine Parts Co.†	268	30,978
Home Depot, Inc. (The)†	58	17,704
L Brands, Inc.†*	283	17,506
LKQ Corp.†*	869	36,785

The accompanying notes are an integral part of the financial statements.

53

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Lowe’s Cos., Inc.†	117	$22,251
O’Reilly Automotive, Inc.†*	22	11,160
Target Corp.†	114	22,580
Tractor Supply Co.†	29	5,135
Ulta Beauty, Inc.*	9	2,783

		279,256

Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.	31	4,142
Intel Corp.†	271	17,344
KLA Corp.	5	1,652
NXP Semiconductors NV (Netherlands)	2	403
QUALCOMM, Inc.†	92	12,198

		35,739

Software & Services — 3.6%
Accenture PLC, Class A (Ireland)†	18	4,972
Gartner, Inc.†*	40	7,302
International Business Machines Corp.†	166	22,121
Oracle Corp.†	391	27,436
Western Union Co. (The)†	565	13,933

		75,764

Technology Hardware & Equipment — 4.5%
Apple, Inc.†	61	7,451
CDW Corp.	3	497
Cisco Systems, Inc.†	603	31,181
Corning, Inc.†	186	8,093
HP, Inc.†	773	24,543
Juniper Networks, Inc.†	857	21,708

		93,473

Telecommunication Services — 3.0%
AT&T, Inc.†	973	29,453
Verizon Communications, Inc.†	560	32,564

		62,017

Transportation — 2.0%
CSX Corp.	33	3,182
Expeditors International of Washington, Inc.†	40	4,308
FedEx Corp.†	53	15,054
Norfolk Southern Corp.†	33	8,861
Union Pacific Corp.†	23	5,069
United Parcel Service, Inc., Class B†	37	6,290

		42,764

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 2.7%
Dominion Energy, Inc.†	520	$39,499
NRG Energy, Inc.†	461	17,394

		56,893

TOTAL COMMON STOCKS (Cost $1,875,879)		2,548,449

TOTAL LONG POSITIONS - 121.6%		2,548,449

(Cost $1,875,879)

SHORT POSITIONS — (97.1)%
COMMON STOCKS — (97.1)%
Automobiles & Components — (1.1)%
BorgWarner, Inc.	(413)	(19,147)
Tesla, Inc.*	(7)	(4,676)

		(23,823)

Banks — (2.6)%
Comerica, Inc.	(49)	(3,515)
Huntington Bancshares, Inc.	(32)	(503)
KeyCorp.	(376)	(7,512)
M&T Bank Corp.	(77)	(11,674)
People’s United Financial, Inc.	(345)	(6,176)
Regions Financial Corp.	(1)	(21)
Truist Financial Corp.	(319)	(18,604)
Wells Fargo & Co.	(173)	(6,759)

		(54,764)

Capital Goods — (3.9)%
Boeing Co. (The)*	(80)	(20,378)
Ingersoll Rand, Inc.*	(337)	(16,584)
Raytheon Technologies Corp.	(490)	(37,862)
Teledyne Technologies, Inc.*	(4)	(1,655)
TransDigm Group, Inc.*	(10)	(5,879)

		(82,358)

Commercial & Professional Services — (0.3)%
Copart, Inc.*	(17)	(1,846)
Equifax, Inc.	(10)	(1,811)
Rollins, Inc.	(40)	(1,377)
Waste Management, Inc.	(7)	(903)

		(5,937)

Consumer Durables & Apparel — (1.1)%
NVR, Inc.*	(2)	(9,422)
Ralph Lauren Corp.	(112)	(13,794)

		(23,216)

The accompanying notes are an integral part of the financial statements.

54

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (7.2)%
Caesars Entertainment, Inc.*	(365)	$(31,919)
Carnival Corp. (Panama)*	(860)	(22,824)
Chipotle Mexican Grill, Inc.*	(4)	(5,683)
Darden Restaurants, Inc.	(19)	(2,698)
Domino’s Pizza, Inc.	(5)	(1,839)
Hilton Worldwide Holdings, Inc.*	(128)	(15,478)
Las Vegas Sands Corp.	(162)	(9,843)
Marriott International, Inc., Class A*	(36)	(5,332)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(869)	(23,976)
Penn National Gaming, Inc.*	(2)	(210)
Royal Caribbean Cruises Ltd. (Liberia)	(246)	(21,060)
Starbucks Corp.	(4)	(438)
Wynn Resorts Ltd.*	(77)	(9,653)

		(150,953)

Diversified Financials — (1.6)%
Cboe Global Markets, Inc.	(8)	(790)
Charles Schwab Corp. (The)	(77)	(5,019)
MarketAxess Holdings, Inc.	(16)	(7,967)
MSCI, Inc.	(37)	(15,513)
Northern Trust Corp.	(15)	(1,577)
State Street Corp.	(35)	(2,940)

		(33,806)

Energy — (9.6)%
Cabot Oil & Gas Corp.	(955)	(17,935)
Chevron Corp.	(182)	(19,072)
ConocoPhillips	(379)	(20,076)
EOG Resources, Inc.	(103)	(7,471)
Exxon Mobil Corp.	(304)	(16,972)
Hess Corp.	(234)	(16,558)
HollyFrontier Corp.	(651)	(23,293)
Marathon Petroleum Corp.	(284)	(15,191)
ONEOK, Inc.	(207)	(10,487)
Phillips 66	(258)	(21,037)
Pioneer Natural Resources Co.	(76)	(12,070)
Valero Energy Corp.	(299)	(21,408)

		(201,570)

Health Care Equipment & Services — (8.0)%
ABIOMED, Inc.*	(18)	(5,737)
Align Technology, Inc.*	(26)	(14,080)
Boston Scientific Corp.*	(103)	(3,981)
Cardinal Health, Inc.	(92)	(5,589)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Centene Corp.*	(110)	$(7,030)
Cooper Cos., Inc. (The)	(39)	(14,980)
DENTSPLY SIRONA, Inc.	(60)	(3,829)
Dexcom, Inc.*	(82)	(29,470)
Edwards Lifesciences Corp.*	(182)	(15,222)
Intuitive Surgical, Inc.*	(20)	(14,779)
ResMed, Inc.	(59)	(11,447)
STERIS PLC (Ireland)	(3)	(571)
Teleflex, Inc.	(38)	(15,787)
Universal Health Services, Inc., Class B	(26)	(3,468)
West Pharmaceutical Services, Inc.	(28)	(7,890)
Zimmer Biomet Holdings, Inc.	(84)	(13,447)

		(167,307)

Insurance — (4.1)%
Aflac, Inc.	(57)	(2,917)
Chubb Ltd. (Switzerland)	(41)	(6,477)
Cincinnati Financial Corp.	(134)	(13,814)
Everest Re Group Ltd. (Bermuda)	(59)	(14,621)
Globe Life, Inc.	(60)	(5,798)
Lincoln National Corp.	(140)	(8,718)
Loews Corp.	(77)	(3,949)
Unum Group	(937)	(26,077)
W R Berkley Corp.	(58)	(4,370)

		(86,741)

Materials — (2.1)%
Air Products And Chemicals, Inc.	(53)	(14,911)
Albemarle Corp.	(18)	(2,630)
Ball Corp.	(222)	(18,812)
International Flavors & Fragrances, Inc.	(25)	(3,490)
Vulcan Materials Co.	(28)	(4,725)

		(44,568)

Media & Entertainment — (1.1)%
Live Nation Entertainment, Inc.*	(217)	(18,369)
Walt Disney Co. (The)*	(23)	(4,244)

		(22,613)

Pharmaceuticals, Biotechnology & Life Sciences — (4.2)%
Bristol-Myers Squibb Co.	(42)	(2,651)
Catalent, Inc.*	(178)	(18,745)
Eli Lilly & Co.	(16)	(2,989)
IQVIA Holdings, Inc.*	(73)	(14,099)
Perrigo Co. PLC (Ireland)	(374)	(15,136)

The accompanying notes are an integral part of the financial statements.

55

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Viatris, Inc.*	(2,482)	$(34,674)

		(88,294)

Real Estate — (5.4)%
Boston Properties, Inc., REIT	(80)	(8,101)
Digital Realty Trust, Inc., REIT	(86)	(12,112)
Equinix, Inc., REIT	(35)	(23,786)
Equity Residential, REIT	(12)	(860)
Federal Realty Investment Trust, REIT	(116)	(11,768)
Healthpeak Properties, Inc., REIT	(38)	(1,206)
Host Hotels & Resorts, Inc., REIT	(364)	(6,133)
Kimco Realty Corp., REIT	(414)	(7,762)
Realty Income Corp., REIT	(62)	(3,937)
Regency Centers Corp., REIT	(182)	(10,321)
Simon Property Group, Inc., REIT	(59)	(6,712)
UDR, Inc., REIT	(20)	(877)
Ventas, Inc., REIT	(12)	(640)
Vornado Realty Trust, REIT	(332)	(15,069)
Welltower, Inc., REIT	(47)	(3,367)

		(112,651)

Retailing — (4.3)%
Booking Holdings, Inc.*	(5)	(11,649)
Etsy, Inc.*	(83)	(16,739)
Expedia Group, Inc.	(61)	(10,499)
Gap, Inc. (The)	(823)	(24,509)
Pool Corp.	(29)	(10,012)
Ross Stores, Inc.	(131)	(15,708)

		(89,116)

Semiconductors & Semiconductor Equipment — (4.3)%
Advanced Micro Devices, Inc.*	(332)	(26,062)
Enphase Energy, Inc.*	(160)	(25,946)
Monolithic Power Systems, Inc.	(61)	(21,546)
NVIDIA Corp.	(28)	(14,950)
Skyworks Solutions, Inc.	(8)	(1,468)

		(89,972)

Software & Services — (4.6)%
Akamai Technologies, Inc.*	(185)	(18,852)
Citrix Systems, Inc.	(26)	(3,649)
Fidelity National Information Services, Inc.	(52)	(7,312)
Fortinet, Inc.*	(100)	(18,442)
Global Payments, Inc.	(63)	(12,700)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Intuit, Inc.	(6)	$(2,298)
Jack Henry & Associates, Inc.	(18)	(2,731)
Paycom Software, Inc.*	(58)	(21,463)
Tyler Technologies, Inc.*	(20)	(8,491)

		(95,938)

Technology Hardware & Equipment — (2.3)%
Arista Networks, Inc.*	(37)	(11,170)
FLIR Systems, Inc.	(90)	(5,082)
Hewlett Packard Enterprise Co.	(280)	(4,407)
IPG Photonics Corp.*	(40)	(8,438)
Western Digital Corp.	(282)	(18,824)

		(47,921)

Telecommunication Services — (1.2)%
T-Mobile US, Inc.*	(193)	(24,181)

Transportation — (6.3)%
Alaska Air Group, Inc.*	(364)	(25,192)
American Airlines Group, Inc.*	(1,195)	(28,560)
Delta Air Lines, Inc.*	(494)	(23,850)
JB Hunt Transport Services, Inc.	(47)	(7,899)
Southwest Airlines Co.	(349)	(21,310)
United Airlines Holdings, Inc.*	(447)	(25,720)

		(132,531)

Utilities — (21.8)%
Alliant Energy Corp.	(103)	(5,578)
Ameren Corp.	(310)	(25,222)
American Electric Power Co., Inc.	(250)	(21,175)
American Water Works Co., Inc.	(82)	(12,293)
Atmos Energy Corp.	(300)	(29,655)
CenterPoint Energy, Inc.	(1,144)	(25,912)
CMS Energy Corp.	(355)	(21,733)
Consolidated Edison, Inc.	(245)	(18,326)
DTE Energy Co.	(180)	(23,965)
Edison International	(548)	(32,113)
Entergy Corp.	(206)	(20,491)
Evergy, Inc.	(234)	(13,930)
Eversource Energy	(343)	(29,700)
Exelon Corp.	(86)	(3,762)
FirstEnergy Corp.	(429)	(14,882)
NextEra Energy, Inc.	(170)	(12,854)
Pinnacle West Capital Corp.	(336)	(27,334)
PPL Corp.	(749)	(21,601)
Public Service Enterprise Group, Inc.	(153)	(9,212)
Sempra Energy	(233)	(30,891)

The accompanying notes are an integral part of the financial statements.

56

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	(221)	$(13,737)
WEC Energy Group, Inc.	(215)	(20,122)
Xcel Energy, Inc.	(337)	(22,414)

		(456,902)

TOTAL COMMON STOCK (Proceeds $1,947,488)		(2,035,162)

TOTAL SECURITES SOLD SHORT - (97.1)%		(2,035,162)

(Proceeds $1,947,488)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.5%		1,581,838

NET ASSETS - 100.0%		$2,095,125

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

57

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.5%
Automobiles & Components — 3.8%
Aptiv PLC (Jersey)*	197	$27,166
Ford Motor Co.(a)*	2,416	29,596
Gentex Corp.(a)	582	20,760
Harley-Davidson, Inc.(a)	88	3,529
Magna International, Inc. (Canada)	351	30,902

		111,953

Capital Goods — 10.7%
3M Co.(a)	26	5,010
A.O. Smith Corp.(a)	253	17,105
Advanced Drainage Systems, Inc.	61	6,307
Aerojet Rocketdyne Holdings, Inc.	3	141
AMETEK, Inc.(a)	123	15,711
Builders FirstSource, Inc.*	119	5,518
Donaldson Co., Inc.(a)	364	21,170
EMCOR Group, Inc.	130	14,581
Emerson Electric Co.	81	7,308
Flowserve Corp.	17	660
Fortive Corp.(a)	578	40,830
Howmet Aerospace, Inc.(a)*	469	15,069
Ingersoll Rand, Inc.*	92	4,527
John Bean Technologies Corp.	2	267
MasTec, Inc.(a)*	285	26,705
Middleby Corp. (The)(a)*	167	27,680
MSC Industrial Direct Co., Inc., Class A	35	3,157
Navistar International Corp.*	7	308
Nordson Corp.	22	4,371
Oshkosh Corp.(a)	166	19,698
Parker-Hannifin Corp.(a)	156	49,207
Regal Beloit Corp.	47	6,706
Sensata Technologies Holding PLC (United Kingdom)*	12	695
Toro Co. (The)(a)	198	20,422

		313,153

Commercial & Professional Services — 4.6%
ASGN, Inc.*	5	477
Booz Allen Hamilton Holding Corp.(a)	238	19,166
CACI International, Inc., Class A*	32	7,893
Copart, Inc.*	64	6,951
CoreLogic, Inc.(a)	378	29,957
Jacobs Engineering Group, Inc.(a)	288	37,230
MSA Safety, Inc.	1	150
Robert Half International, Inc.	2	156
Rollins, Inc.	64	2,203

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Science Applications International Corp.	15	$1,254
Thomson Reuters Corp. (Canada)	336	29,424
UniFirst Corp.	1	224

		135,085

Consumer Durables & Apparel — 5.0%
BRP, Inc., sub-voting shares (Canada)	34	2,955
Canada Goose Holdings, Inc. (Canada)*	130	5,103
Garmin Ltd. (Switzerland)	93	12,262
Gildan Activewear, Inc. (Canada)	49	1,502
Hasbro, Inc.	30	2,884
Helen of Troy Ltd. (Bermuda)*	19	4,003
Leggett & Platt, Inc.	62	2,830
Mattel, Inc.*	567	11,295
Polaris, Inc.	5	668
Sonos, Inc.(a)*	798	29,901
Tapestry, Inc.(a)	445	18,338
Under Armour, Inc., Class C(a)*	749	13,827
YETI Holdings, Inc.(a)*	567	40,943

		146,511

Consumer Services — 1.3%
Airbnb, Inc., Class A*	67	12,592
Grand Canyon Education, Inc.(a)*	118	12,638
Marriott International, Inc., Class A*	1	148
Scientific Games Corp.*	119	4,584
Service Corp. International(a)	60	3,063
Terminix Global Holdings, Inc.*	1	48
Wendy’s Co. (The)	262	5,308

		38,381

Energy — 6.7%
APA Corp.	851	15,233
Cabot Oil & Gas Corp.	686	12,883
ChampionX Corp.*	96	2,086
Cimarex Energy Co.	23	1,366
Devon Energy Corp.(a)	2,014	44,006
Marathon Oil Corp.(a)	3,550	37,914
New Fortress Energy, Inc.	116	5,326
Occidental Petroleum Corp.(a)	2,085	55,503
Pioneer Natural Resources Co.	51	8,100
Targa Resources Corp.	55	1,746

The accompanying notes are an integral part of the financial statements.

58

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos., Inc. (The)(a)	557	$13,195

		197,358

Food & Staples Retailing — 1.3%
Walmart, Inc.(a)	271	36,810

Food, Beverage & Tobacco — 2.3%
Brown-Forman Corp., Class B	1	69
Bunge Ltd. (Bermuda)	150	11,891
Darling Ingredients, Inc.*	98	7,211
Flowers Foods, Inc.	144	3,427
General Mills, Inc.	20	1,226
Hain Celestial Group, Inc. (The)*	170	7,412
JM Smucker Co. (The)(a)	114	14,424
Monster Beverage Corp.(a)*	246	22,408

		68,068

Health Care Equipment & Services — 9.0%
Abbott Laboratories(a)	281	33,675
ABIOMED, Inc.*	1	319
Acadia Healthcare Co., Inc.*	263	15,028
Align Technology, Inc.(a)*	63	34,116
Becton Dickinson and Co.(a)	101	24,558
Cerner Corp.	95	6,829
Danaher Corp.(a)	68	15,305
Envista Holdings Corp.*	143	5,834
Glaukos Corp.*	20	1,679
Globus Medical, Inc., Class A*	14	863
Haemonetics Corp.*	19	2,109
Hill-Rom Holdings, Inc.	27	2,983
Hologic, Inc.(a)*	396	29,454
ICU Medical, Inc.*	26	5,341
IDEXX Laboratories, Inc.*	4	1,957
Laboratory Corp. of America Holdings(a)*	113	28,818
Merit Medical Systems, Inc.*	81	4,850
Omnicell, Inc.(a)*	124	16,104
Quidel Corp.*	42	5,373
Select Medical Holdings Corp.*	56	1,910
Varian Medical Systems, Inc.(a)*	144	25,420

		262,525

Household & Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A(a)	53	15,415

Materials — 7.6%
Agnico Eagle Mines Ltd. (Canada)	14	809

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ashland Global Holdings, Inc.(a)	199	$17,665
Balchem Corp.	1	125
Barrick Gold Corp. (Canada)	215	4,257
Berry Global Group, Inc.(a)*	306	18,788
Chemours Co. (The)	26	726
Crown Holdings, Inc.(a)	145	14,071
Element Solutions, Inc.	60	1,097
Freeport-McMoRan, Inc.	610	20,087
Kinross Gold Corp. (Canada)	4,210	28,081
Louisiana-Pacific Corp.(a)	819	45,422
Newmont Corp.(a)	303	18,262
Nutrien Ltd. (Canada)	212	11,425
Pan American Silver Corp. (Canada)	347	10,420
Royal Gold, Inc.	5	538
Sherwin-Williams Co. (The)(a)	5	3,690
Sonoco Products Co.	122	7,723
Southern Copper Corp.	140	9,502
United States Steel Corp.	117	3,062
Westlake Chemical Corp.	95	8,435

		224,185

Media & Entertainment — 4.6%
Activision Blizzard, Inc.(a)	545	50,685
Alphabet, Inc., Class A(a)*	20	41,250
Discovery, Inc., Class A*	62	2,695
Fox Corp., Class A	33	1,192
Netflix, Inc.*	12	6,260
New York Times Co. (The), Class A	82	4,151
Nexstar Media Group, Inc., Class A(a)	133	18,677
TEGNA, Inc.	221	4,161
ViacomCBS, Inc., Class B	122	5,502
Warner Music Group Corp., Class A	34	1,167

		135,740

Pharmaceuticals, Biotechnology & Life Sciences — 11.4%
AbbVie, Inc.	66	7,143
Agilent Technologies, Inc.	35	4,450
Avantor, Inc.*	198	5,728
Bausch Health Cos., Inc. (Canada)*	20	635
Bio-Rad Laboratories, Inc., Class A(a)*	67	38,268
Blueprint Medicines Corp.(a)*	203	19,738
Denali Therapeutics, Inc.(a)*	420	23,982
Emergent BioSolutions, Inc.(a)*	161	14,959
Halozyme Therapeutics, Inc.*	389	16,217
Horizon Therapeutics PLC (Ireland)*	342	31,478

The accompanying notes are an integral part of the financial statements.

59

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Illumina, Inc.*	11	$4,225
Jazz Pharmaceuticals PLC (Ireland)*	85	13,971
Pfizer, Inc.	146	5,290
Sage Therapeutics, Inc.(a)*	365	27,320
Seagen, Inc.(a)*	179	24,856
Thermo Fisher Scientific, Inc.(a)	96	43,812
United Therapeutics Corp.(a)*	170	28,436
Waters Corp.(a)*	87	24,723

		335,231

Retailing — 8.1%
Advance Auto Parts, Inc.(a)	213	39,083
American Eagle Outfitters, Inc.(a)	1,506	44,035
Dick’s Sporting Goods, Inc.	13	990
Dollar Tree, Inc.*	10	1,145
Etsy, Inc.(a)*	263	53,039
Floor & Decor Holdings, Inc., Class A*	17	1,623
Genuine Parts Co.(a)	334	38,607
LKQ Corp.(a)*	766	32,425
Ollie’s Bargain Outlet Holdings, Inc.*	63	5,481
Penske Automotive Group, Inc.	103	8,265
Qurate Retail, Inc., Series A	1,111	13,065

		237,758

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Energy Industries, Inc.	2	218
Broadcom, Inc.(a)	53	24,574
Marvell Technology Group Ltd. (Bermuda)	151	7,396
NXP Semiconductors NV (Netherlands)	98	19,731
ON Semiconductor Corp.(a)*	799	33,246
Skyworks Solutions, Inc.	9	1,651
Xilinx, Inc.	66	8,177

		94,993

Software & Services — 7.9%
ACI Worldwide, Inc.*	31	1,180
Adobe, Inc.(a)*	78	37,079
Altair Engineering, Inc., Class A*	53	3,316
Amdocs, Ltd. (Guernsey)	93	6,524
Cerence, Inc.*	12	1,075
CGI, Inc. (Canada)*	42	3,495
Descartes Systems Group, Inc. (The) (Canada)*	31	1,888

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Digital Turbine, Inc.*	69	$5,545
Dynatrace, Inc.*	48	2,316
Gartner, Inc.*	38	6,937
Globant SA (Luxembourg)*	25	5,190
Manhattan Associates, Inc.*	18	2,113
McAfee Corp., Class A	3	68
Open Text Corp. (Canada)	107	5,105
Paylocity Holding Corp.*	2	360
PayPal Holdings, Inc.(a)*	204	49,539
PTC, Inc.*	122	16,793
salesforce.com, Inc.*	3	636
Teradata Corp.*	28	1,079
Trade Desk, Inc. (The), Class A(a)*	64	41,706
Zoom Video Communications, Inc., Class A(a)*	128	41,125

		233,069

Technology Hardware & Equipment — 5.4%
Apple, Inc.	32	3,909
Cognex Corp.	210	17,428
Dell Technologies, Inc., Class C(a)*	379	33,409
Dolby Laboratories, Inc., Class A	7	691
HP,Inc.(a)	426	13,526
II-VI, Inc.(a)*	355	24,271
Jabil, Inc.	161	8,398
Littelfuse, Inc.	3	793
SYNNEX Corp.(a)	269	30,892
Ubiquiti, Inc.	1	298
Vontier Corp.(a)*	803	24,307

		157,922

Telecommunication Services — 0.4%
Iridium Communications, Inc.*	289	11,921

Transportation — 2.1%
FedEx Corp.(a)	185	52,547
Saia, Inc.*	32	7,379

		59,926

The accompanying notes are an integral part of the financial statements.

60

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 1.6%
AES Corp. (The)(a)	1,094	$29,330
Dominion Energy, Inc.(a)	212	16,104
NiSource, Inc.	9	217

		45,651

TOTAL COMMON STOCKS (Cost $2,759,549)		2,861,655

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		74,448

NET ASSETS - 100.0%		$2,936,103

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

61

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Over-the-counter total return swaps outstanding as of March 31, 2021

The Fund maintains a portfolio of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between June 3, 2021 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (148.3)% of net assets as of December 31. 2020.

The following table represents the individual short positions and related values of total return swaps as of March 31, 2021:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*
Short
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	(1,172)	$(53,122)	$(54,334)	$(1,316)
Fox Factory Holding Corp.	Morgan Stanley	(96)	(12,576)	(12,198)	373
Lear Corp.	Morgan Stanley	(18)	(3,297)	(3,263)	(200)
Thor Industries, Inc.	Morgan Stanley	(72)	(9,982)	(9,701)	247

		(1,358)	(78,977)	(79,496)	(896)

Capital Goods
Allegion PLC (Ireland)	Morgan Stanley	(32)	(3,955)	(4,020)	(68)
Axon Enterprise, Inc.	Morgan Stanley	(7)	(1,089)	(997)	91
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(14)	(398)	(341)	248
Bloom Energy Corp., Class A	Morgan Stanley	(306)	(8,057)	(8,277)	(224)
Boeing Co. (The)	Morgan Stanley	(361)	(78,291)	(91,954)	(13,690)
BWX Technologies, Inc.	Morgan Stanley	(246)	(15,144)	(16,221)	(1,140)
CAE, Inc. (Canada)	Morgan Stanley	(63)	(1,738)	(1,795)	(59)
Carrier Global Corp.	Morgan Stanley	(728)	(29,818)	(30,736)	(929)
Caterpillar, Inc.	Morgan Stanley	(6)	(1,310)	(1,391)	(83)
Chart Industries, Inc.	Morgan Stanley	(53)	(7,835)	(7,545)	287
Crane Co.	Morgan Stanley	(46)	(3,641)	(4,320)	(700)
Fortune Brands Home & Security, Inc.	Morgan Stanley	(14)	(1,301)	(1,341)	(42)
FuelCell Energy, Inc.	Morgan Stanley	(3,541)	(51,310)	(51,026)	266
General Dynamics Corp.	Morgan Stanley	(5)	(886)	(908)	(26)
Hexcel Corp.	Morgan Stanley	(289)	(16,130)	(16,184)	(62)
IDEX Corp.	Morgan Stanley	(1)	(210)	(209)	(1)
L3Harris Technologies, Inc.	Morgan Stanley	(39)	(7,740)	(7,905)	(168)
Raytheon Technologies Corp.	Morgan Stanley	(607)	(41,475)	(46,903)	(7,185)
SiteOne Landscape Supply, Inc.	Morgan Stanley	(2)	(351)	(341)	8
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(402)	(17,459)	(19,557)	(2,107)
Sunrun, Inc.	Morgan Stanley	(232)	(13,279)	(14,031)	(758)
TransDigm Group, Inc.	Morgan Stanley	(66)	(38,637)	(38,803)	(180)
Virgin Galactic Holdings, Inc.	Morgan Stanley	(876)	(27,886)	(26,832)	1,044
WESCO International, Inc.	Morgan Stanley	(22)	(1,913)	(1,904)	8
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	(349)	(26,164)	(27,627)	(1,473)

		(8,307)	(396,017)	(421,168)	(26,943)

The accompanying notes are an integral part of the financial statements.

62

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*
Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(2,085)	$(16,287)	$(17,597)	$(1,358)
Clarivate PLC (Jersey)	Morgan Stanley	(666)	(15,909)	(17,576)	(1,673)
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(157)	(3,797)	(3,738)	56
KBR, Inc.	Morgan Stanley	(13)	(489)	(499)	(11)
Republic Services, Inc.	Morgan Stanley	(14)	(1,389)	(1,391)	(11)
Waste Management, Inc.	Morgan Stanley	(436)	(50,502)	(56,253)	(5,953)

		(3,371)	(88,373)	(97,054)	(8,950)

Consumer Durables & Apparel
Ralph Lauren Corp.	Morgan Stanley	(323)	(36,131)	(39,781)	(3,699)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(121)	(4,693)	(5,047)	(392)

		(444)	(40,824)	(44,828)	(4,091)

Consumer Services
Aramark	Morgan Stanley	(232)	(8,820)	(8,765)	15
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(81)	(13,367)	(13,887)	(526)
Carnival Corp. (Panama)	Morgan Stanley	(476)	(11,469)	(12,633)	(1,169)
Darden Restaurants, Inc.	Morgan Stanley	(17)	(2,388)	(2,414)	(28)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	(21)	(2,426)	(2,539)	(116)
Las Vegas Sands Corp.	Morgan Stanley	(168)	(10,266)	(10,208)	54
MGM Resorts International	Morgan Stanley	(4)	(156)	(152)	—
Restaurant Brands International, Inc. (Canada)	Morgan Stanley	(53)	(3,337)	(3,445)	(128)
Starbucks Corp.	Morgan Stanley	(81)	(8,286)	(8,851)	(595)
Vail Resorts, Inc.	Morgan Stanley	(2)	(617)	(583)	33
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	(65)	(4,213)	(4,536)	(331)

		(1,200)	(65,345)	(68,013)	(2,791)

Energy
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	(535)	(15,719)	(16,515)	(973)
Cheniere Energy, Inc.	Morgan Stanley	(438)	(31,052)	(31,540)	(500)
Chevron Corp.	Morgan Stanley	(820)	(74,296)	(85,928)	(12,443)
ConocoPhillips	Morgan Stanley	(444)	(21,472)	(23,519)	(2,088)
Enbridge, Inc. (Canada)	Morgan Stanley	(72)	(2,625)	(2,621)	2
EOG Resources, Inc.	Morgan Stanley	(1,067)	(72,603)	(77,390)	(4,812)
EQT Corp.	Morgan Stanley	(311)	(5,706)	(5,778)	(244)
Halliburton Co.	Morgan Stanley	(74)	(1,737)	(1,588)	147
HollyFrontier Corp.	Morgan Stanley	(155)	(3,633)	(5,546)	(1,969)
Imperial Oil Ltd. (Canada)	Morgan Stanley	(47)	(1,026)	(1,136)	(118)
Kinder Morgan, Inc.	Morgan Stanley	(1,846)	(27,245)	(30,736)	(3,819)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(109)	(3,964)	(3,143)	1,448
Phillips 66	Morgan Stanley	(63)	(5,133)	(5,137)	(7)
Schlumberger NV (Curacao)	Morgan Stanley	(41)	(1,087)	(1,115)	(186)

		(6,022)	(267,298)	(291,692)	(25,562)

Food & Staples Retailing
Performance Food Group Co.	Morgan Stanley	(17)	(809)	(979)	(203)

The accompanying notes are an integral part of the financial statements.

63

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*
Food & Staples Retailing — (continued)
US Foods Holding Corp.	Morgan Stanley	(26)	$(967)	$(991)	$(25)

		(43)	(1,776)	(1,970)	(228)

Food, Beverage & Tobacco
Beyond Meat, Inc.	Morgan Stanley	(435)	(61,711)	(56,602)	5,530
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(2)	(2,325)	(2,413)	(89)
Campbell Soup Co.	Morgan Stanley	(119)	(5,947)	(5,982)	(38)
Freshpet, Inc.	Morgan Stanley	(14)	(2,125)	(2,223)	(246)
Hershey Co. (The)	Morgan Stanley	(33)	(5,177)	(5,219)	(55)
Keurig Dr Pepper, Inc.	Morgan Stanley	(352)	(12,143)	(12,098)	(13)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(241)	(21,548)	(21,488)	52
Molson Coors Beverage Co., Class B	Morgan Stanley	(29)	(1,513)	(1,483)	28
PepsiCo, Inc.	Morgan Stanley	(62)	(8,683)	(8,770)	(91)

		(1,287)	(121,172)	(116,278)	5,078

Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(2)	(79)	(78)	—
American Well Corp., Class A	Morgan Stanley	(15)	(250)	(261)	(12)
Anthem, Inc.	Morgan Stanley	(142)	(50,217)	(50,971)	(791)
Baxter International, Inc.	Morgan Stanley	(71)	(5,969)	(5,988)	(22)
Cardinal Health, Inc.	Morgan Stanley	(782)	(42,760)	(47,507)	(5,142)
Centene Corp.	Morgan Stanley	(89)	(5,705)	(5,688)	14
Cigna Corp.	Morgan Stanley	(171)	(41,099)	(41,338)	(276)
Covetrus, Inc.	Morgan Stanley	(141)	(4,699)	(4,226)	471
DaVita, Inc.	Morgan Stanley	(154)	(15,822)	(16,597)	(781)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(16)	(596)	(624)	(29)
Guardant Health, Inc.	Morgan Stanley	(184)	(26,257)	(28,088)	(1,840)
Henry Schein, Inc.	Morgan Stanley	(8)	(548)	(554)	(7)
Humana, Inc.	Morgan Stanley	(91)	(36,157)	(38,152)	(2,068)
Insulet Corp.	Morgan Stanley	(52)	(13,439)	(13,568)	(135)
Masimo Corp.	Morgan Stanley	(42)	(10,410)	(9,646)	773
Neogen Corp.	Morgan Stanley	(12)	(1,023)	(1,067)	(45)
Schrodinger, Inc.	Morgan Stanley	(163)	(11,756)	(12,435)	(684)
STERIS PLC (Ireland)	Morgan Stanley	(7)	(1,322)	(1,333)	(12)
Teladoc Health, Inc.	Morgan Stanley	(372)	(70,828)	(67,611)	3,192
UnitedHealth Group, Inc.	Morgan Stanley	(98)	(36,298)	(36,463)	(178)
Universal Health Services, Inc., Class B	Morgan Stanley	(1)	(139)	(133)	8

		(2,613)	(375,373)	(382,328)	(7,564)

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(108)	(9,329)	(9,434)	(109)
Reynolds Consumer Products, Inc.	Morgan Stanley	(262)	(7,651)	(7,802)	(172)

		(370)	(16,980)	(17,236)	(281)

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(325)	(92,275)	(91,436)	(43)
AptarGroup, Inc.	Morgan Stanley	(6)	(852)	(850)	—

The accompanying notes are an integral part of the financial statements.

64

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*
Materials — (continued)
Avient Corp.	Morgan Stanley	(31)	$(1,500)	$(1,465)	$17
Ball Corp.	Morgan Stanley	(494)	(43,542)	(41,862)	1,608
Cleveland-Cliffs, Inc.	Morgan Stanley	(167)	(2,810)	(3,358)	(550)
Equinox Gold Corp. (Canada)	Morgan Stanley	(310)	(4,021)	(2,477)	2,086
FMC Corp.	Morgan Stanley	(100)	(10,946)	(11,061)	(163)
Graphic Packaging Holding Co.	Morgan Stanley	(59)	(1,021)	(1,071)	(53)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(1,451)	(64,674)	(49,044)	15,154
NewMarket Corp.	Morgan Stanley	(5)	(1,947)	(1,901)	37
Nucor Corp.	Morgan Stanley	(474)	(32,416)	(38,048)	(5,816)
Silgan Holdings, Inc.	Morgan Stanley	(6)	(250)	(252)	(35)
Steel Dynamics, Inc.	Morgan Stanley	(1,185)	(47,150)	(60,151)	(13,411)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(1,692)	(29,826)	(32,452)	(4,275)
Valvoline, Inc.	Morgan Stanley	(704)	(17,545)	(18,353)	(861)
Yamana Gold, Inc. (Canada)	Morgan Stanley	(5,935)	(26,496)	(25,758)	573

		(12,944)	(377,271)	(379,539)	(5,732)

Media & Entertainment
Angi, Inc.	Morgan Stanley	(1,964)	(24,134)	(25,532)	(1,499)
Live Nation Entertainment, Inc.	Morgan Stanley	(187)	(15,492)	(15,830)	(746)
Shaw Communications, Inc., Class B (Canada)	Morgan Stanley	(101)	(2,725)	(2,648)	74
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(228)	(12,765)	(12,371)	375
ZoomInfo Technologies, Inc., Class A	Morgan Stanley	(81)	(4,435)	(3,961)	790
Zynga, Inc., Class A	Morgan Stanley	(5,937)	(56,072)	(60,617)	(5,224)

		(8,498)	(115,623)	(120,959)	(6,230)

Pharmaceuticals, Biotechnology & Life Sciences
ACADIA Pharmaceuticals, Inc.	Morgan Stanley	(55)	(1,569)	(1,419)	149
Adaptive Biotechnologies Corp.	Morgan Stanley	(160)	(8,401)	(6,442)	1,956
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	(156)	(7,536)	(10,344)	(2,862)
Beam Therapeutics, Inc.	Morgan Stanley	(15)	(1,104)	(1,201)	(98)
Biogen, Inc.	Morgan Stanley	(127)	(35,156)	(35,528)	(385)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)	Morgan Stanley	(11)	(732)	(752)	(21)
BioMarin Pharmaceutical, Inc.	Morgan Stanley	(4)	(299)	(302)	(5)
Catalent, Inc.	Morgan Stanley	(179)	(20,657)	(18,850)	1,798
Charles River Laboratories International, Inc.	Morgan Stanley	(49)	(13,951)	(14,202)	(256)
Elanco Animal Health, Inc.	Morgan Stanley	(2,899)	(90,069)	(85,376)	4,703
Exelixis, Inc.	Morgan Stanley	(1,522)	(32,232)	(34,382)	(2,162)
Fate Therapeutics, Inc.	Morgan Stanley	(34)	(2,756)	(2,803)	(50)
Invitae Corp.	Morgan Stanley	(948)	(37,436)	(36,223)	1,199
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(207)	(10,365)	(9,307)	1,054
Iovance Biotherapeutics, Inc.	Morgan Stanley	(232)	(7,438)	(7,345)	89
Medpace Holdings, Inc.	Morgan Stanley	(20)	(2,934)	(3,281)	(451)
Novavax, Inc.	Morgan Stanley	(78)	(11,834)	(14,142)	(2,313)
Syneos Health, Inc.	Morgan Stanley	(66)	(5,044)	(5,006)	35

The accompanying notes are an integral part of the financial statements.

65

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Twist Bioscience Corp.	Morgan Stanley	(127)	$(15,821)	$(15,730)	$84
Viatris, Inc.	Morgan Stanley	(3,652)	(51,601)	(51,018)	564
Vir Biotechnology, Inc.	Morgan Stanley	(582)	(17,320)	(29,839)	(12,547)

		(11,123)	(374,255)	(383,492)	(9,519)

Retailing
Best Buy Co., Inc.	Morgan Stanley	(4)	(475)	(459)	33
Booking Holdings, Inc.	Morgan Stanley	(30)	(69,238)	(69,895)	(681)
CarMax, Inc.	Morgan Stanley	(77)	(9,409)	(10,215)	(1,006)
Gap, Inc. (The)	Morgan Stanley	(41)	(1,207)	(1,221)	(15)
Grubhub, Inc.	Morgan Stanley	(245)	(16,859)	(14,700)	2,153
Home Depot, Inc. (The)	Morgan Stanley	(70)	(19,563)	(21,368)	(1,824)
Lithia Motors, Inc., Class A	Morgan Stanley	(75)	(27,378)	(29,257)	(2,360)
Pool Corp.	Morgan Stanley	(3)	(1,014)	(1,036)	(24)
Ross Stores, Inc.	Morgan Stanley	(321)	(38,207)	(38,491)	(336)
Stitch Fix, Inc., Class A	Morgan Stanley	(734)	(37,540)	(36,362)	1,164
Target Corp.	Morgan Stanley	(67)	(12,861)	(13,271)	(415)
TJX Cos., Inc. (The)	Morgan Stanley	(141)	(9,453)	(9,327)	127
Tractor Supply Co.	Morgan Stanley	(6)	(1,072)	(1,062)	8
Vroom, Inc.	Morgan Stanley	(358)	(12,716)	(13,958)	(1,248)

		(2,172)	(256,992)	(260,622)	(4,424)

Semiconductors & Semiconductor Equipment
Cree, Inc.	Morgan Stanley	(62)	(6,658)	(6,704)	(49)
Diodes, Inc.	Morgan Stanley	(33)	(2,457)	(2,635)	(180)
First Solar, Inc.	Morgan Stanley	(535)	(42,519)	(46,706)	(4,202)
Lattice Semiconductor Corp.	Morgan Stanley	(1)	(51)	(45)	37
Power Integrations, Inc.	Morgan Stanley	(101)	(7,328)	(8,229)	(1,264)
Semtech Corp.	Morgan Stanley	(48)	(3,258)	(3,312)	(56)
Silicon Laboratories, Inc.	Morgan Stanley	(52)	(8,073)	(7,336)	779
Synaptics, Inc.	Morgan Stanley	(35)	(4,720)	(4,740)	(105)

		(867)	(75,064)	(79,707)	(5,040)

Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(39)	(3,948)	(3,974)	(28)
Alliance Data Systems Corp.	Morgan Stanley	(8)	(924)	(897)	26
Alteryx, Inc., Class A	Morgan Stanley	(939)	(116,531)	(77,899)	38,591
Anaplan, Inc.	Morgan Stanley	(414)	(23,592)	(22,294)	1,290
Ceridian HCM Holding, Inc.	Morgan Stanley	(304)	(28,153)	(25,618)	2,585
Coupa Software, Inc.	Morgan Stanley	(207)	(51,848)	(52,677)	(848)
Datadog, Inc., Class A	Morgan Stanley	(53)	(4,620)	(4,417)	155
Elastic NV (Netherlands)	Morgan Stanley	(100)	(11,626)	(11,120)	501
Fastly, Inc., Class A	Morgan Stanley	(1,189)	(88,342)	(79,996)	8,315
Guidewire Software, Inc.	Morgan Stanley	(171)	(18,728)	(17,379)	1,342
J2 Global, Inc.	Morgan Stanley	(6)	(713)	(719)	(18)
Lightspeed POS, Inc., sub-voting shares (Canada)	Morgan Stanley	(16)	(943)	(1,005)	(63)

The accompanying notes are an integral part of the financial statements.

66

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*
Software & Services — (continued)
Medallia, Inc.	Morgan Stanley	(542)	$(16,422)	$(15,116)	$1,299
MongoDB, Inc.	Morgan Stanley	(89)	(26,511)	(23,801)	2,700
New Relic, Inc.	Morgan Stanley	(520)	(32,618)	(31,970)	637
Nuance Communications, Inc.	Morgan Stanley	(33)	(1,628)	(1,440)	923
Nutanix, Inc., Class A	Morgan Stanley	(2)	(52)	(53)	(2)
Okta, Inc.	Morgan Stanley	(18)	(3,833)	(3,968)	(137)
Paychex, Inc.	Morgan Stanley	(167)	(16,373)	(16,369)	(2)
Paycom Software, Inc.	Morgan Stanley	(41)	(15,787)	(15,172)	558
Proofpoint, Inc.	Morgan Stanley	(96)	(12,379)	(12,076)	286
Q2 Holdings, Inc.	Morgan Stanley	(126)	(14,621)	(12,625)	1,990
Rackspace Technology, Inc.	Morgan Stanley	(691)	(15,358)	(16,432)	(1,080)
Rapid7, Inc.	Morgan Stanley	(24)	(1,981)	(1,791)	189
RingCentral, Inc., Class A	Morgan Stanley	(82)	(28,590)	(24,426)	4,153
Sabre Corp.	Morgan Stanley	(2)	(29)	(30)	(2)
SolarWinds Corp.	Morgan Stanley	(416)	(6,911)	(7,255)	(347)
Splunk, Inc.	Morgan Stanley	(641)	(107,828)	(86,843)	20,948
Switch, Inc., Class A	Morgan Stanley	(126)	(2,236)	(2,049)	166
Unity Software, Inc.	Morgan Stanley	(122)	(11,314)	(12,238)	(929)
Vertex, Inc., Class A	Morgan Stanley	(1)	(35)	(22)	12
WEX, Inc.	Morgan Stanley	(32)	(6,953)	(6,695)	238
Zscaler, Inc.	Morgan Stanley	(39)	(7,254)	(6,695)	555

		(7,256)	(678,681)	(595,061)	84,003

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(53)	(15,715)	(16,000)	(291)
Ciena Corp.	Morgan Stanley	(497)	(26,092)	(27,196)	(1,113)
Cisco Systems, Inc.	Morgan Stanley	(101)	(5,099)	(5,223)	(127)
Hewlett Packard Enterprise Co.	Morgan Stanley	(1,143)	(17,073)	(17,991)	(983)
Motorola Solutions, Inc.	Morgan Stanley	(1)	(182)	(188)	(7)
NetApp, Inc.	Morgan Stanley	(38)	(2,774)	(2,761)	11
Novanta, Inc. (Canada)	Morgan Stanley	(7)	(906)	(923)	(28)
Pure Storage, Inc., Class A	Morgan Stanley	(2,025)	(43,719)	(43,618)	85
Seagate Technology PLC (Ireland)	Morgan Stanley	(15)	(1,116)	(1,151)	(343)
Xerox Holdings Corp.	Morgan Stanley	(492)	(11,434)	(11,941)	(1,311)

		(4,372)	(124,110)	(126,992)	(4,107)

Telecommunication Services
BCE, Inc. (Canada)	Morgan Stanley	(354)	(15,504)	(15,980)	(722)
T-Mobile US, Inc.	Morgan Stanley	(598)	(73,237)	(74,923)	(1,712)

		(952)	(88,741)	(90,903)	(2,434)

Transportation
Alaska Air Group, Inc.	Morgan Stanley	(43)	(2,941)	(2,976)	(37)
Expeditors International of Washington, Inc.	Morgan Stanley	(58)	(6,041)	(6,246)	(208)
JB Hunt Transport Services, Inc.	Morgan Stanley	(53)	(8,480)	(8,908)	(433)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(31)	(1,513)	(1,491)	21

The accompanying notes are an integral part of the financial statements.

67

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*
Transportation — (continued)
Landstar System, Inc.	Morgan Stanley	(13)	$(2,145)	$(2,146)	$(2)
United Airlines Holdings, Inc.	Morgan Stanley	(63)	(3,393)	(3,625)	(234)

		(261)	(24,513)	(25,392)	(893)

Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(645)	(10,206)	(10,217)	(207)
Ameren Corp.	Morgan Stanley	(1,286)	(106,790)	(104,629)	754
American Water Works Co., Inc.	Morgan Stanley	(127)	(17,738)	(19,040)	(1,309)
Atmos Energy Corp.	Morgan Stanley	(352)	(35,972)	(34,795)	547
Avangrid, Inc.	Morgan Stanley	(306)	(15,842)	(15,242)	313
Brookfield Renewable Corp., Class A (Canada)	Morgan Stanley	(2)	(88)	(94)	(7)
CenterPoint Energy, Inc.	Morgan Stanley	(732)	(15,071)	(16,580)	(1,515)
Consolidated Edison, Inc.	Morgan Stanley	(882)	(60,928)	(65,974)	(5,076)
Edison International	Morgan Stanley	(675)	(48,975)	(39,555)	7,361
Entergy Corp.	Morgan Stanley	(569)	(62,938)	(56,598)	6,504
Essential Utilities, Inc.	Morgan Stanley	(998)	(45,669)	(44,661)	236
Evergy, Inc.	Morgan Stanley	(592)	(33,855)	(35,242)	(1,476)
Eversource Energy	Morgan Stanley	(594)	(48,246)	(51,434)	(3,357)
FirstEnergy Corp.	Morgan Stanley	(1,063)	(35,761)	(36,875)	(1,195)
MDU Resources Group, Inc.	Morgan Stanley	(169)	(5,020)	(5,342)	(350)
OGE Energy Corp.	Morgan Stanley	(227)	(6,983)	(7,346)	(366)
Ormat Technologies, Inc.	Morgan Stanley	(608)	(46,546)	(47,746)	(1,295)
PNM Resources, Inc.	Morgan Stanley	(108)	(5,267)	(5,297)	(50)
Portland General Electric Co.	Morgan Stanley	(57)	(2,683)	(2,706)	(27)
Public Service Enterprise Group, Inc.	Morgan Stanley	(234)	(13,074)	(14,089)	(1,103)
Sempra Energy	Morgan Stanley	(754)	(101,352)	(99,965)	(265)
WEC Energy Group, Inc.	Morgan Stanley	(499)	(41,718)	(46,701)	(5,058)
Xcel Energy, Inc.	Morgan Stanley	(175)	(11,404)	(11,639)	(396)

		(11,654)	(772,126)	(771,767)	(7,337)

Total Reference Entity — Short			$(4,339,511)	$(4,354,497)	$(33,941)

*	Includes $(18,955) related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

68

GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2021

(Unaudited)

	Gotham ESG Large Value Fund	Gotham Defensive Long 500 Fund	Gotham Total Return Fund
Assets
Non-affiliated investments, at value[1,2]	$1,409,525	$41,890,596	$—
Affiliated investments, at value[3]	—	—	27,301,879
Swaps, at value(a)	—	8,697,491	—
Cash and cash equivalents	20,665	789,894	128,780
Due from broker	—	212,030	—
Receivables:
Investments sold	10,065	729,586	—
Dividends and interest	985	34,157	—
Investment adviser	7,103	—	18,740
Prepaid expenses and other assets	1,475	23,115	30,293

Total assets	1,449,818	52,376,869	27,479,692

Liabilities
Obligation to return cash collateral on swap contracts (Note 1)	—	7,900,000	—
Payables:
Investments purchased	10,253	614,003	—
Capital shares redeemed	—	—	7,403
Investment adviser	—	22,338	—
Administration and accounting fees	2,073	9,735	10,037
12b-1 distribution fees (Investor Class)	—	—	570
Audit fees	10,201	12,217	11,125
Custodian fees	192	1,885	4,080
Shareholder reporting fees	3,526	4,218	3,459
Transfer agent fees	1,095	110	3,900
Accrued expenses	524	489	1,023

Total liabilities	27,864	8,564,995	41,597

Net Assets	$1,421,954	$43,811,874	$27,438,095

Net Assets Consisted of:
Capital stock, $0.01 par value	$1,066	$35,371	$22,298
Paid-in capital	1,078,151	47,669,119	25,801,992
Total distributable earnings/(loss)	342,737	(3,892,616)	1,613,805

Net Assets	$1,421,954	$43,811,874	$27,438,095

Institutional Class Shares:
Net assets	$1,421,954	$43,811,874	$24,665,335

Shares outstanding	106,597	3,537,146	2,004,221

Net asset value, offering and redemption price per share	$13.34	$12.39	$12.31

Investor Class Shares:
Net assets	N/A	N/A	$2,772,760

Shares Outstanding	N/A	N/A	225,623

Net asset value, offering and redemption price per share	N/A	N/A	$12.29

[1] Non-affiliated investments, at cost	$1,101,798	$33,416,904	$—
[2] Includes market value of securities designated as collateral for swaps	$—	$17,937,529	$—
[3] Affiliated investments, at cost	$—	$—	$24,320,260

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

69

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2021

(Unaudited)

	Gotham Enhanced 500 Plus Fund	Gotham Hedged Plus Fund
Assets
Non-affiliated investments, at value[1]	$4,721,742	$22,732,769
Deposits with brokers for securities sold short	49,766	153,948
Receivables:
Investments sold	75,050	955,814
Dividends and interest	4,246	17,794
Investment adviser	6,864	2,750
Prepaid expenses and other assets	1,819	15,835

Total assets	4,859,487	23,878,910

Liabilities
Securities sold short, at value[2]	1,395,816	9,926,147
Due to custodian	2,664	42,766
Payables:
Investments purchased	75,268	930,341
Dividends and fees on securities sold short	1,566	8,272
Administration and accounting fees	7,062	7,259
Audit fees	10,298	10,294
Custodian Fees	45	75
Shareholder reporting fees	1,632	3,204
Transfer agent fees	988	910
Accrued expenses	570	293

Total liabilities	1,495,909	10,929,561

Net Assets.	$3,363,578	$12,949,349

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,552	$12,250
Paid-in capital	2,594,694	12,466,908
Total distributable earnings	766,332	470,191

Net Assets	$3,363,578	$12,949,349

Institutional Class Shares:
Net assets	$3,363,578	$12,949,349

Shares outstanding	255,181	1,225,032

Net asset value, offering and redemption price per share.	$13.18	$10.57

[1] Non-affiliated investments, at cost.	$3,638,892	$19,167,068
[2] Proceeds received, securities sold short	$1,208,095	$10,318,899

The accompanying notes are an integral part of the financial statements.

70

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

March 31, 2021

(Unaudited)

	Gotham Neutral 500 Fund	Gotham Short Strategies Fund
Assets
Non-affiliated investments, at value[1,2]	$2,548,449	$2,861,655
Cash and cash equivalents	165,510	183,195
Due from broker	—	121
Deposits with brokers for securities sold short	1,433,562	—
Receivables:
Investments sold	79,743	113,072
Dividends and interest	2,229	1,146
Investment adviser	6,423	27,520
Prepaid expenses and other assets	2,417	10,182

Total assets	4,238,333	3,196,891

Liabilities
Securities sold short, at value[3]	2,035,162	—
Swaps, at value(a)	—	33,941
Due to broker	—	29,212
Payables:
Investments purchased.	80,448	155,154
Dividends and fees on securities sold short	2,540	—
Administration and accounting fees	8,627	6,465
Audit fees	10,494	11,566
Custodian fees	421	1,646
Shareholder reporting fees	3,603	3,482
Transfer agent fees	919	17,771
Accrued expenses	994	1,551

Total liabilities	2,143,208	260,788

Net Assets	$2,095,125	$2,936,103

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,053	$4,905
Paid-in capital	2,662,454	19,401,894
Total distributable loss	(569,382)	(16,470,696)

Net Assets	$2,095,125	$2,936,103

Institutional Class Shares:
Net assets	$2,095,125	$2,936,103

Shares outstanding	205,324	490,509

Net asset value, offering and redemption price per share	$10.20	$5.99

[1] Non-affiliated investments, at cost	$1,875,879	$2,759,549
[2] Includes market value of securities designated as collateral for swaps	$—	$1,733,753
[3] Proceeds received, securities sold short	$1,947,488	$—

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

71

GOTHAM FUNDS

Statements of Operations

For the Six Months Ended March 31, 2021

(Unaudited)

	Gotham ESG Large Value Fund	Gotham Defensive Long 500 Fund		Gotham Total Return Fund
Investment Income
Dividends from non-affiliated investments	$12,278	$413,100		$—
Dividends from affiliated investments	—	—		185,184
Interest.	1	27		5
Income from securities loaned (Note 5)	—	173		—

Total investment income	12,279	413,300		185,189

Expenses
Advisory fees (Note 2)	4,820	307,543		—
Administration and accounting fees (Note 2)	6,950	23,683		21,224
Distribution fees (Investor Class)	—	—		3,238
Transfer agent fees (Note 2)	1,925	5,401		15,974
Custodian fees (Note 2)	31	4,426		4,755
Trustees’ and officers’ fees (Note 2)	174	6,335		3,695
Shareholder reporting fees	8,640	11,117		9,807
Registration and filing fees	634	11,264		16,346
Legal fees	2,586	14,889		6,826
Audit fees	10,201	12,207		11,098
Other expenses	3,286	5,419		4,864

Total expenses before recoupments, waivers and/or reimbursements	39,247	402,284		97,827

Recoupments, waivers and/or reimbursements (Note 2)	(34,427)	(94,741)		(94,589)

Net expenses after recoupments, waivers and/or reimbursements	4,820	307,543		3,238

Net investment income	7,459	105,757		181,951

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	74,252	4,089,213		—
Net realized gain from affiliated investments	—	—		816,067
Net realized loss on swaps	—	(3,923,130	)(a)	—
Capital gain distributions from affiliated investments	—	—		9,663
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	198,564	1,736,274		—
Net change in unrealized appreciation/(depreciation) on affiliated investments	—	—		531,655
Net change in unrealized appreciation/(depreciation) on swaps	—	(609,032	)(a)	—

Net realized and unrealized gain on investments	272,816	1,293,325		1,357,385

Net increase in net assets resulting from operations	$280,275	$1,399,082		$1,539,336

(a)	Primary risk exposure is equity price risk.

The accompanying notes are an integral part of the financial statements.

72

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Six Months Ended March 31, 2021

(Unaudited)

	Gotham Enhanced 500 Plus Fund	Gotham Hedged Plus Fund	Gotham Neutral 500 Fund	Gotham Short Strategies Fund
Investment Income
Dividend income	$38,303	$179,443	$21,340	$88,796
Less: taxes withheld	—	(2,338)	—	—
Interest	2	7	—	115
Income from securities loaned (Note 5)	8	24	1	—

Total investment income	38,313	177,136	21,341	88,911

Expenses
Advisory fees (Note2)	15,380	55,698	15,827	104,697
Administration and accounting fees (Note 2)	15,832	17,212	13,128	17,640
Dividends and fees on securities sold short (Note 1)	14,918	57,596	25,004	—
Transfer agent fees (Note 2)	1,608	1,570	1,528	26,910
Custodian fees (Note 2)	107	578	338	2,941
Trustees’ and officers’ fees (Note 2)	410	1,506	572	3,440
Shareholder reporting fees	9,456	9,532	9,433	10,218
Registration and filing fees	645	13,837	1,087	12,162
Legal fees	2,826	3,681	3,052	7,780
Audit fees	10,295	10,292	10,488	11,564
Other expenses	3,456	3,809	3,517	5,365

Total expenses before recoupments, waivers and/or reimbursements	74,933	175,311	83,974	202,717

Recoupments, waivers and/or reimbursements (Note 2)	(42,328)	(53,663)	(43,143)	(98,021)

Net expenses after recoupments, waivers and/or reimbursements	32,605	121,648	40,831	104,696

Net investment income/(loss)	5,708	55,488	(19,490)	(15,785)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	272,814	667,483	869,746	5,193,786
Net realized loss from securities sold short	(137,428)	(3,084,356)	(486,776)	—
Net realized loss on swaps	—	—	—	(13,374,859	)(a)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	472,182	2,349,464	(69,813)	(43,516)
Net change in unrealized appreciation/(depreciation) on securities sold short	(145,720)	316,151	(369,757)	—
Net change in unrealized appreciation/(depreciation) on swaps	—	—	—	667,281	(a)

Net realized and unrealized gain/(loss) on investments	461,848	248,742	(56,600)	(7,557,308)

Net increase/(decrease) in net assets resulting from operations	$467,556	$304,230	$(76,090)	$(7,573,093)

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

73

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham ESG Large Value Fund		Gotham Defensive Long 500 Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Net increase/(decrease) in net assets from operations:
Net investment income	$7,459	$20,168	$105,757	$625,871
Net realized gain/(loss) from investments and swaps	74,252	11,636	166,083	(19,931,370)
Net change in unrealized appreciation/ (depreciation) on investments and swaps	198,564	(30,743)	1,127,242	12,518,208

Net increase/(decrease) in net assets resulting from operations	280,275	1,061	1,399,082	(6,787,291)

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(60,804)	(95,342)	(476,753)	(878,804)

Net decrease in net assets from dividends and distributions to shareholders	(60,804)	(95,342)	(476,753)	(878,804)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	31,555	47,671	(11,785,812)	2,973,681

Total increase/(decrease) in net assets	251,026	(46,610)	(10,863,483)	(4,692,414)

Net assets
Beginning of period	1,170,928	1,217,538	54,675,357	59,367,771

End of period	$1,421,954	$1,170,928	$43,811,874	$54,675,357

The accompanying notes are an integral part of the financial statements.

74

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Total Return Fund		Gotham Enhanced 500 Plus Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Net increase/(decrease) in net assets from operations:
Net investment income	$181,951	$290,492	$5,708	$32,355
Net realized gain/(loss) from investments and securities sold short	825,730	(2,106,272)	135,386	(143,104)
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	531,655	(861,238)	326,462	260,758

Net increase/(decrease) in net assets resulting from operations	1,539,336	(2,677,018)	467,556	150,009

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(178,762)	(1,914,251)	(32,071)	(246,579)
Investor Class Shares:
Total distributable earnings	(10,943)	(178,991)	N/A	N/A

Net decrease in net assets from dividends and distributions to shareholders	(189,705)	(2,093,242)	(32,071)	(246,579)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(2,548,902)	(1,481,855)	37,233	27,241

Total increase/(decrease) in net assets	(1,199,271)	(6,252,115)	472,718	(69,329)

Net assets
Beginning of period	28,637,366	34,889,481	2,890,860	2,960,189

End of period	$27,438,095	$28,637,366	$3,363,578	$2,890,860

The accompanying notes are an integral part of the financial statements.

75

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Hedged Plus Fund		Gotham Neutral 500 Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$55,488	$52,680	$(19,490)	$16,508
Net realized gain/(loss) from investments and securities sold short	(2,416,873)	(927,144)	382,970	(777,621)
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	2,665,615	987,330	(439,570)	19,833

Net increase/(decrease) in net assets resulting from operations	304,230	112,866	(76,090)	(741,280)

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(57,670)	(174,499)	(18,391)	(109,182)

Net decrease in net assets from dividends and distributions to shareholders	(57,670)	(174,499)	(18,391)	(109,182)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	3,508,828	6,327,746	(732,827)	(5,562,713)

Total increase/(decrease) in net assets	3,755,388	6,266,113	(827,308)	(6,413,175)

Net assets
Beginning of period	9,193,961	2,927,848	2,922,433	9,335,608

End of period	$12,949,349	$9,193,961	$2,095,125	$2,922,433

The accompanying notes are an integral part of the financial statements.

76

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Short Strategies Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(15,785)	$38,912
Net realized loss from investments and swaps	(8,181,073)	(5,071,110)
Net change in unrealized appreciation/(depreciation) on investments and swaps	623,765	(887,196)

Net decrease in net assets resulting from operations	(7,573,093)	(5,919,394)

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(3,624)	(70,055)
Return of capital	—	(8,407)

Net decrease in net assets from dividends and distributions to shareholders	(3,624)	(78,462)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(27,105,717)	11,540,824

Total increase/(decrease) in net assets	(34,682,434)	5,542,968

Net assets
Beginning of period	37,618,537	32,075,569

End of period	$2,936,103	$37,618,537

The accompanying notes are an integral part of the financial statements.

77

GOTHAM FUNDS

Statements of Cash Flow

(Unaudited)

	Gotham Enhanced 500 Plus Fund	Gotham Hedged Plus Fund
	For the Six Months Ended March 31, 2021	For the Six Months Ended March 31, 2021
Cash flows used in operating activities:
Net increase in net assets resulting from operations	$467,556	$304,230
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term portfolio investments	(2,835,459)	(27,126,177)
Proceeds from disposition of long-term portfolio investments	2,901,856	23,248,109
Purchases to cover securities sold short	(1,110,440)	(20,289,939)
Proceeds from securities sold short	1,018,041	20,664,409
Net realized gain/(loss) from non-affiliated investments and securities sold short	(135,386)	2,416,873
Net change in unrealized appreciation/(depreciation) on non-affiliated investments and securities sold short	(326,462)	(2,665,615)
Return of capital received from real estate investment trusts	518	822
Increase in receivable for securities sold	(53,312)	(774,501)
Decrease in securities lending cash collateral	—	894
Increase in dividends and interest receivable	(185)	(3,102)
Increase/(decrease) in receivable from investment adviser	(284)	8,760
Increase in prepaid expenses and other assets	(1,293)	(7,105)
Increase in payable for investments purchased	53,420	747,996
Decrease in use of cash collateral from securities lending	—	(894)
Increase in payable for dividends and fees on securities sold short	319	5,439
Decrease in accrued expense payable	(14,694)	(19,384)

Net cash used in operating activities	(35,805)	(3,489,185)

Cash flows from financing activities:
Proceeds from shares sold	20,813	4,426,900
Payment of shares redeemed	(15,651)	(975,742)
Increase in due to custodian	2,664	42,766

Net cash provided by financing activities	7,826	3,493,924

Net increase/(decrease) in cash and restricted cash	(27,979)	4,739
Cash and restricted cash:
Beginning of period:	77,745	149,209
End of period:	49,766	153,948
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Cash	47,723	114,994
Restricted cash	30,022	34,215
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Cash	$—	$—

Restricted cash	$49,766	$153,948

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$4,503	$32,252

The accompanying notes are an integral part of the financial statements.

78

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham ESG Large Value Fund Institutional Class Shares
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Period Ended September 30, 2019*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.27		$12.18	$10.00

Net investment income(1)	0.07		0.20	0.13
Net realized and unrealized gain/(loss) on investments	2.59		(0.16)	2.05

Total from investment operations.	2.66		0.04	2.18

Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.18)	—
Net realized capital gains	(0.46)		(0.77)	—

Total dividends and distributions to shareholders	(0.59)		(0.95)	—

Redemption fees	—		—	—

Net asset value, end of year/period	$13.34		$11.27	$12.18

Total investment return(2)	24.19%		(0.17)%	21.80%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$1,422		$1,171	$1,218
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any	0.75	%(3)	0.75%	0.75	%(3)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(4)	6.11	%(3)	6.46%	6.59	%(3)
Ratio of net investment income to average net assets	1.16	%(3)	1.74%	1.49	%(3)
Portfolio turnover rate	80	%(5)	284%	169	%(5)

*	Institutional class commenced operations on December 31, 2018. Total return is calculated based on inception date of December 28, 2018, when initial seed capital was issued at $10.00 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

79

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Defensive Long 500 Fund
	Institutional Class Shares
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.98		$13.20	$13.78	$11.71	$9.99	$10.00

Net investment income(1)	0.03		0.14	0.13	0.09	0.04	—
Net realized and unrealized gain/(loss) on investments	0.51		(1.17)	0.32	2.06	1.68	(0.01)

Total from investment operations	0.54		(1.03)	0.45	2.15	1.72	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.08)	(0.07)	(0.08)	—	—
Net realized capital gains	—		(0.11)	(0.96)	—	—	—

Total dividends and distributions to shareholders	(0.13)		(0.19)	(1.03)	(0.08)	—	—

Redemption fees	—		0.00 (2)	—	—	—	—

Net asset value, end of year/period	$12.39		$11.98	$13.20	$13.78	$11.71	$9.99

Total investment return(3)	4.60%		(7.95)%	3.71%	18.42%	17.10%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$43,812		$54,675	$59,368	$11,031	$7,940	$1,999
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any (including dividend and interest expense)(4)	1.35	%(5)	1.35%	3.21%	3.51%	3.80%	—
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(4)(6)	1.77	%(5)	1.66%	3.81%	4.08%	5.01%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	0.46	%(5)	1.11%	1.03%	0.73%	0.39%	—
Portfolio turnover rate	72	%(7)	294%	429%	220%	259%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 1.42%, 1.50% and 1.50% for the years ended September 30, 2019, 2018 and 2017, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

80

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Total Return Fund Institutional Class Shares
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Per Share Operating Performance
Net asset value, beginning of year/period	$11.70		$13.28	$13.38	$11.60	$10.02	$9.33

Net investment income(1)	0.08		0.11	0.05	0.03	0.01	0.17
Net realized and unrealized gain/(loss) on investments	0.61		(0.91)	0.03	1.80	1.58	0.72

Total from investment operations	0.69		(0.80)	0.08	1.83	1.59	0.89

Dividends and distributions to shareholders from:
Net investment income	(0.08)		(0.11)	(0.05)	(0.04)	(0.01)	(0.18)
Net realized capital gains	(0.00	)(2)	(0.67)	(0.13)	(0.01)	—	(0.02)

Total dividends and distributions to shareholders	(0.08)		(0.78)	(0.18)	(0.05)	(0.01)	(0.20)

Redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	—	—	—

Net asset value, end of year/period	$12.31		$11.70	$13.28	$13.38	$11.60	$10.02

Total investment return(4)	5.97%		(6.54)%	0.67%	15.73%	15.82%	9.65%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$24,665		$25,967	$32,167	$26,218	$18,539	$8,062
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any	0.00	%(5)	0.00%	0.00%	0.00%	0.02%	0.17%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(6)	0.69	%(5)	0.59%	0.69%	0.51%	0.74%	1.55%
Ratio of net investment income to average net assets	1.34	%(5)	0.94%	0.35%	0.27%	0.09%	1.78%
Portfolio turnover rate	44	%(7)	55%	3%	1%	27%	6%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

81

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Total Return Fund Investor Class Shares
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.67		$13.24	$13.35	$12.60

Net investment income/(loss)(1)	0.06		0.08	0.01	(0.02)
Net realized and unrealized gain/(loss) on investments	0.61		(0.90)	0.03	0.77

Total from investment operations	0.67		(0.82)	0.04	0.75

Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.08)	(0.02)	—
Net realized capital gains	(0.00	)(2)	(0.67)	(0.13)	—

Total dividends and distributions to shareholders	(0.05)		(0.75)	(0.15)	—

Redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	—

Net asset value, end of year/period	$12.29		$11.67	$13.24	$13.35

Total investment return(4)	5.78%		(6.70)%	0.40%	5.95%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,773		$2,670	$2,723	$2,110
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any	0.25	%(5)	0.25%	0.25%	0.25	%(5)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(6)	0.94	%(5)	0.84%	0.93%	0.76	%(5)
Ratio of net investment income/(loss) to average net assets	1.08	%(5)	0.67%	0.08%	(0.24	)%(5)
Portfolio turnover rate	44	%(7)	55%	3%	1	%(7)

*	Investor Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $12.60 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

82

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced 500 Plus Fund Institutional Class Shares
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.47		$11.86	$13.99	$11.86	$9.99	$10.00

Net investment income(1)	0.02		0.13	0.10	0.13	0.09	—
Net realized and unrealized gain/(loss) on investments	1.82		0.47	0.07	2.20	1.78	(0.01)

Total from investment operations	1.84		0.60	0.17	2.33	1.87	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.14)	(0.12)	(0.16)	—	—
Net realized capital gains	—		(0.85)	(2.18)	(0.04)	—	—

Total dividends and distributions to shareholders	(0.13)		(0.99)	(2.30)	(0.20)	—	—

Redemption fees	—		—	—	—	—	—

Net asset value, end of year/period	$13.18		$11.47	$11.86	$13.99	$11.86	$9.99

Total investment return(2)	16.13%		4.95%	2.78%	19.86%	18.60%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$3,364		$2,891	$2,960	$2,881	$2,399	$1,999
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any (including dividend and interest expense)(3)	2.12	%(4)	2.21%	2.20%	2.10%	2.21%	—
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(3)(5)	4.87	%(4)	5.04%	5.23%	4.24%	5.28%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	0.37	%(4)	1.15%	0.90%	0.97%	0.83%	—
Portfolio turnover rate	66	%(6)	263%	274%	224%	237%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 1.15%, 1.15%, 1.15%, 1.15% and 1.15% for the six months ended March 31, 2021 and the years ended September 30, 2020, 2019, 2018 and 2017, respectively.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

83

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Hedged Plus Fund
	Institutional Class Shares
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year	Year	Year	Year	Period
	March 31,		Ended	Ended	Ended	Ended	Ended
	2021		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2020	2019	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$10.58		$11.31	$12.87	$11.43	$10.08	$10.00

Net investment income(1)	0.05		0.12	0.10	0.06	0.01	0.00	(2)
Net realized and unrealized gain/(loss) on investments	(0.01)		(0.17)	(0.44)	1.64	1.49	0.08

Total from investment operations	0.04		(0.05)	(0.34)	1.70	1.50	0.08

Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.12)	(0.06)	(0.09)	(0.11)	—
Net realized capital gains	—		(0.56)	(1.16)	(0.17)	(0.04)	—

Total dividends and distributions to shareholders	(0.05)		(0.68)	(1.22)	(0.26)	(0.15)	—

Redemption fees	—		—	—	—	—	—

Net asset value, end of year/period	$10.57		$10.58	$11.31	$12.87	$11.43	$10.08

Total investment return(3)	0.39%		(0.82)%	(2.45)%	15.00%	15.01%	0.80%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$12,949		$9,194	$2,928	$2,665	$2,319	$2,015
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any (including dividend and interest expense)(4)	2.18	%(5)	2.51%	2.68%	2.71%	3.10%	3.13	%(5)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(4)(6)	3.15	%(5)	4.81%	6.97%	5.57%	8.46%	8.17	%(5)
Ratio of net investment income to average net assets (including dividend and interest expense)	1.00	%(5)	1.11%	0.84%	0.48%	0.09%	0.00	%(5)(7)
Portfolio turnover rate	119	%(8)	353%	239%	227%	183%	152	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 1.15%, 1.15%, 1.15%, 1.15%, 1.15% and 1.15% for the six months ended March 31, 2021 and the years ended September 30, 2020, 2019, 2018 and 2017 and the period ended September 30, 2016, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Amount is less than 0.005%.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

84

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Neutral 500 Fund Institutional Class Shares
	For the
	Six Months		For the		For the	For the	For the
	Ended		Year		Year	Year	Year
	March 31,		Ended		Ended	Ended	Ended
	2021		September 30,		September 30,	September 30,	September 30,
	(Unaudited)		2020		2019	2018	2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$10.42		$11.42		$11.69	$10.77	$10.00

Net investment income/(loss)(1)	(0.08)		0.03		0.12	0.03	(0.07)
Net realized and unrealized gain/(loss) on investments	(0.07)		(0.90)		(0.18)	0.95	0.84

Total from investment operations	(0.15)		(0.87)		(0.06)	0.98	0.77

Dividends and distributions to shareholders from:
Net investment income	(0.07)		(0.13)		(0.04)	(0.01)	—
Net realized capital gains	—		(0.00	)(2)	(0.17)	(0.05)	—

Total dividends and distributions to shareholders	(0.07)		(0.13)		(0.21)	(0.06)	—

Redemption fees	—		—		—	—	—

Net asset value, end of year/period	$10.20		$10.42		$11.42	$11.69	$10.77

Total investment return(3)	(1.44)%		(7.68)%		(0.56)%	9.09%	7.70%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,095		$2,922		$9,336	$6,149	$3,593
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements if any (including dividend and interest expense)(4)	3.48	%(5)	2.88%		1.86%	2.43%	3.24%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements if any(4)(6)	7.16	%(5)	4.11%		2.82%	3.45%	6.02%
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(1.66	)%(5)	0.24%		1.09%	0.26%	(0.64)%
Portfolio turnover rate	98	%(7)	336%		273%	269%	202%

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 1.35%, 1.35%, 1.39%, 1.50% and 1.50% for the six months ended March 31, 2021 and the years ended September 30, 2020, 2019, 2018 and 2017, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

85

GOTHAM FUNDS

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Short Strategies Fund Institutional Class Shares
	For the
	Six Months		For the		For the	For the	For the
	Ended		Year		Year	Year	Period
	March 31,		Ended		Ended	Ended	Ended
	2021		September 30,		September 30,	September 30,	September 30,
	(Unaudited)		2020		2019	2018	2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$7.42		$8.78		$9.05	$10.07	$10.00

Net investment income/(loss)(1)	(0.01)		0.01		0.03	(0.03)	0.02
Net realized and unrealized gain/(loss) on investments	(1.42)		(1.35)		(0.09)	(0.97)	0.05

Total from investment operations	(1.43)		(1.34)		(0.06)	(1.00)	0.07

Dividends and distributions to shareholders from:
Net investment income	(0.00	)(2)	(0.02)		—	(0.02)	—
Net realized capital gains	—		—		(0.21)	—	—
Return of capital	—		(0.00	)(2)	—	—	—

Total dividends and distributions to shareholders	(0.00	)(2)	(0.02)		(0.21)	(0.02)	—

Redemption fees	0.00	(3)	0.00	(3)	0.00 (3)	—	—

Net asset value, end of year/period	$5.99		$7.42		$8.78	$9.05	$10.07

Total investment return(4)	(19.26)%		(15.27)%		(0.81)%	(9.90)%	0.70%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,936		$37,619		$32,076	$1,591	$18,328
Ratio of expenses to average net assets with recoupments, waivers and/or reimbursements, if any	1.35	%(5)	1.35%		1.35%	1.35%	1.35	%(5)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	2.61	%(5)	1.88%		2.20%	2.49%	3.06	%(5)
Ratio of net investment income/(loss) to average net assets	(0.20	)%(5)	0.12%		0.39%	(0.30)%	1.19	%(5)
Portfolio turnover rate	236	%(7)	692%		616%	591%	165	%(7)(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on July 31, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been shown (See Note 2).
(7)	Not annualized.
(8)	Portfolio turnover rate excludes securities received from processing a subscription due to a reorganization.

The accompanying notes are an integral part of the financial statements.

86

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2021

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham ESG Large Value Fund, the Gotham Defensive Long 500 Fund, the Gotham Total Return Fund, the Gotham Enhanced 500 Plus Fund, the Gotham Hedged Plus Fund, the Gotham Neutral 500 Fund and the Gotham Short Strategies Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Total Return Fund, offers one class of shares, Institutional Class. The Gotham Total Return Fund offers two classes of shares, Institutional Class and Investor Class. The Funds’ commencement of operations are as follows:

Gotham ESG Large Value Fund (“ESG Large Value”)	December 31, 2018
Gotham Defensive Long 500 Fund (“Defensive Long 500”)	September 30, 2016
Gotham Total Return Fund (“Total Return”)
(operates as a “Fund of Funds”)	March 31, 2015
Gotham Enhanced 500 Plus Fund (“Enhanced 500 Plus”)	September 30, 2016
Gotham Hedged Plus Fund (“Hedged Plus”)	March 31, 2016
Gotham Neutral 500 Fund (“Neutral 500”)	October 1, 2016
Gotham Short Strategies Fund (“Short Strategies”)	July 31, 2017

All the Funds, except for ESG Large Value and Total Return, seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. ESG Large Value seeks to achieve its investment objective by primarily investing in long positions of equity securities. Total Return seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

87

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: total return swaps with end of period unrealized appreciation/(depreciation) of $8,697,491 and $(33,941) held by Defensive Long 500 and Short Strategies, respectively. These securities are considered Level 2 as of and for the six months ended March 31, 2021.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2021, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and

88

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statements of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, capitalized dividends on short sales, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under SubchapterM of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

Short Sales — All Funds except ESG Large Value may sell securities short. Total Return indirectly invests in short sales through its underlying securities. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of March 31, 2021, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of	Securities	Deposits with
	Securities	Pledged	Brokers for
	Sold Short	as Collateral	Securities Sold Short
Enhanced 500 Plus	$1,395,816	$3,310,298	$ 49,766
Hedged Plus	9,926,147	15,510,381	153,948
Neutral 500	2,035,162	2,344,773	1,433,562

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statements of Operations. In those instances where rebate income is in excess of dividends on securities sold short and finance charges, the net amount is shown in the Investment Income section of the Statements of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the six months ended March 31, 2021:

89

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

	Dividends on
	Securities Sold	Rebate
	Short	(Income)/Fees
Enhanced 500 Plus	$10,415	$1,435
Hedged Plus	25,344	12,393
Neutral 500	20,448	2,620

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statements of Operations and are as follows for the six months ended March 31, 2021:

	Short Sales
	(Deposits)	Financing
	Proceeds	Charges
Enhanced 500 Plus	$1,342,937	$ 3,068
Hedged Plus	9,755,152	19,859
Neutral 500	602,982	1,936

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend accruals or payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its

90

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the six months ended March 31, 2021, only Defensive Long 500 and Short Strategies held total return swaps.

For the six months ended March 31, 2021, the quarterly average notional volume of the total return swaps for each Fund were as follows:

Notional Amount
Defensive Long 500	$(6,800,910)
Short Strategies	(20,906,299)

Counterparty Risk — During the six months ended March 31, 2021, Defensive Long 500 and Short Strategies were subject to counterparty risk. Certain of the derivatives entered into by the Funds may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.

The Funds are subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Funds will not sustain a loss on a transaction as a result.

Liquidity Risk — During the six months ended March 31, 2021, Defensive Long 500 and Short Strategies were subject to liquidity risk. The Funds may be subject to liquidity risk primarily due to investments in derivatives. The Funds may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Funds may be unable to sell the asset or sell it at a reasonable price. In addition, the Funds may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Funds in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Funds may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Funds may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — During six months ended March 31, 2021, Defensive Long 500 and Short Strategies were subject to a Master Netting agreement. In order to define their contractual rights and to secure rights that will help mitigate their counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Funds and the counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

91

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

LIBOR Phase-out Risk — The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which the Funds invest, as well as other unforeseen effects, could result in losses to the Funds.

Collateral Requirements — During the six months ended March 31, 2021, Defensive Long 500 and Short Strategies were subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Funds generally agree not to use non-cash collateral that they receive but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

				Gross Amount Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged/(Received)*	Net Amount**
Defensive Long 500	$8,697,491	$—	$8,697,491	$—	$(7,900,000)	$797,491
Short Strategies	(33,941)	—	(33,941)	—	33,941	—

*	Amount disclosed is limited to the amount of assets presented in each Statements of Assets and Liabilities. Actual collateral pledged/(received) may be more than the amount shown.
**	Net amount represents the net receivable from the counterparty in the event of a default.

92

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

ESG Large Value	0.75%
Defensive Long 500	1.35%
Total Return(1)	—%
Enhanced 500 Plus	1.00%
Hedged Plus	1.00%
Neutral 500	1.35%
Short Strategies	1.35%

(1)

For Total Return (the “Fund”), Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% of the Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an investment advisory fee on such assets.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions, do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended March 31, 2021.

	Institutional Class	Investor Class	Termination Date
ESG Large Value	0.75%	N/A	January 31, 2022
Defensive Long 500	1.35%	N/A	January 31, 2022
Total Return(1)	0.00%	0.25%	January 31, 2022
Enhanced 500 Plus	1.15%	N/A	January 31, 2022
Hedged Plus	1.15%	N/A	January 31, 2022
Neutral 500	1.35%	N/A	January 31, 2022
Short Strategies	1.35%	N/A	January 31, 2022

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.

For the six months ended March 31, 2021, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Recoupments, Waiver and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
ESG Large Value	$4,820	$(34,427)	$(29,607)
Defensive Long 500	307,543	(94,741)	212,802
Total Return	—	(94,589)	(94,589)
Enhanced 500 Plus	15,380	(42,328)	(26,948)
Hedged Plus	55,698	(53,663)	2,035
Neutral 500	15,827	(43,143)	(27,316)
Short Strategies	104,697	(98,021)	6,676

93

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

For all Funds, except for Defensive Long 500 and Short Strategies, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2021, the amounts of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration	Expiration	Expiration	Expiration
	09/30/2021	09/30/2022	09/30/2023	03/31/2024
ESG Large Value	N/A	$50,745	$66,060	$34,427
Total Return
Institutional	45,437	200,356	170,911	85,677
Investor	3,492	18,489	17,025	8,912
Enhanced 500 Plus	33,213	84,996	79,156	42,328
Hedged Plus	32,162	120,723	109,329	53,663
Neutral 500	30,547	87,928	85,202	43,143

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in transfer agent fees in the Statements of Operations.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust has adopted a distribution plan for Investor Class shares of Total Return, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Total Return compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the Investor Class shares of Total Return’s average daily net assets.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

94

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Alaric are compensated for their services provided to the Trust.

Investment in Affiliated Funds

The following table lists each issuer owned by Total Return that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the six months ended March 31, 2021:

Total Return
					Change in
				Net	Unrealized		Shares
	Value at	Purchase	Sales	Realized	Appreciation/	Value at	Held at	Dividend
Name of Issuer	9/30/20	Cost	Proceeds	Gain/(Loss)	(Depreciation)	3/31/21	3/31/21	Income
Gotham Defensive Long 500 Fund	$12,904,078	$41,941	$9,889,554	$309,210	$(638,562)	$2,727,113	220,106	$31,124
Gotham Enhanced S&P 500 Index Fund	—	4,281,578	574,144	26,029	398,257	4,131,720	277,111	40,908
Gotham Hedged Core Fund	3,411,033	2,195,264	540,903	18,587	394,200	5,478,181	449,769	32,845
Gotham Hedged Plus Fund	—	4,446,062	649,979	4,982	258,207	4,059,272	384,037	19,161
Gotham Index Plus Fund	5,790,088	110,332	1,226,318	280,207	539,667	5,493,976	292,700	60,948
Gotham Large Value Fund	1,061,959	—	1,140,501	274,898	(196,356)	—	—	—
Gotham Neutral Fund	4,256,076	318,225	423,847	(28,363)	(57,796)	4,064,295	451,588	—
Gotham Short Strategies Fund	1,086,822	621,811	125,866	(69,483)	(165,962)	1,347,322	224,928	198

Total	$28,510,056			$816,067	$531,655	$27,301,879		$185,184

3. Investment in Securities

For the six months ended March 31, 2021 for all Funds, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
ESG Large Value	$1,012,403	$1,026,968
Defensive Long 500	31,250,400	47,099,485
Total Return	12,015,213	14,571,111
Enhanced 500 Plus	2,835,085	2,898,891
Hedged Plus	27,129,608	23,248,109
Neutral 500	2,833,896	4,599,708
Short Strategies	37,393,916	75,799,994

95

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

For the six months ended March 31, 2021, the Funds had no purchases and sales of U.S. Government securities.

4. Capital Share Transactions

For the six months ended March 31, 2021 and the year ended September 30, 2020, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Six Months Ended
	March 31, 2021		For the Year Ended
	(Unaudited)		September 30, 2020
	Shares	Value	Shares	Value
ESG Large Value:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	2,654	31,555	3,943	47,671
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	2,654	$31,555	3,943	$47,671

Defensive Long 500:
Institutional Class Shares:
Sales	8,683	$100,743	1,785,878	$21,079,978
Reinvestments	42,153	476,753	66,026	878,804
Redemption Fees*	—	—	—	2,017
Redemptions	(1,076,164)	(12,363,308)	(1,785,995)	(18,987,118)

Net Increase/(Decrease)	(1,025,328)	$(11,785,812)	65,909	$2,973,681

Total Return:
Institutional Class Shares:
Sales	4,317	$49,899	325,525	$4,134,781
Reinvestments	13,436	151,823	127,914	1,652,650
Redemption Fees*	—	45	—	82
Redemptions	(232,711)	(2,714,852)	(657,113)	(7,623,112)

Net Decrease	(214,958)	$(2,513,085)	(203,674)	$(1,835,599)

Investor Class Shares:
Sales	10,183	$118,035	92,479	$1,150,847
Reinvestments	969	10,943	13,865	178,991
Redemption Fees*	—	5	—	8
Redemptions	(14,395)	(164,800)	(83,091)	(976,102)

Net Increase/(Decrease)	(3,243)	$(35,817)	23,253	$353,744

96

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

	For the Six Months Ended
	March 31, 2021		For the Year Ended
	(Unaudited)		September 30, 2020
	Shares	Value	Shares	Value
Enhanced 500 Plus:
Institutional Class Shares:
Sales	1,699	$20,813	2,136	$23,898
Reinvestments	2,670	32,071	21,275	246,579
Redemption Fees*	—		—	—
Redemptions	(1,303)	(15,651)	(20,986)	(243,236)

Net Increase	3,066	$37,233	2,425	$27,241

Hedged Plus:
Institutional Class Shares:
Sales	446,907	$4,426,900	639,213	$6,650,000
Reinvestments	6,077	57,670	15,608	174,499
Redemption Fees*	—	—	—	—
Redemptions	(97,138)	(975,742)	(44,569)	(496,753)

Net Increase	355,846	$3,508,828	610,252	$6,327,746

Neutral 500:
Institutional Class Shares:
Sales	—	$—	35,785	$385,431
Reinvestments	1,890	18,391	9,603	109,182
Redemption Fees*	—	—	—	—
Redemptions	(76,960)	(751,218)	(582,768)	(6,057,326)

Net Decrease	(75,070)	$(732,827)	(537,380)	$(5,562,713)

Short Strategies:
Institutional Class Shares:
Sales	228,146	$1,500,806	2,164,344	$17,640,696
Reinvestments	598	3,554	9,232	76,810
Redemption Fees*	—	68	—	404
Redemptions	(4,809,929)	(28,610,145)	(754,740)	(6,177,086)

Net Increase/(Decrease)	(4,581,185)	$(27,105,717)	1,418,836	$11,540,824

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

97

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

Significant Shareholders

As of March 31, 2021, the below Funds had shareholders that held 10% or more of the outstanding shares of the respective Fund. Transactions by these shareholders may have a material impact on the Fund.

ESG Large Value
Affiliated Shareholders	100%
Defensive Long 500
Affiliated Fund	6%
Non-affiliated Shareholders	86%
Total Return
Affiliated Shareholders	34%
Non-affiliated Shareholders	51%
Enhanced 500 Plus
Non-affiliated Shareholders	97%
Hedged Plus
Affiliated Fund	31%
Non-affiliated Shareholders	69%
Neutral 500
Non-affiliated Shareholders	100%
Short Strategies
Affiliated Fund	46%
Affiliated Shareholders	31%

5. Securities Lending

All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. Securities on loan are not used as collateral for swaps or as collateral for short securities, if any. During the six months ended March 31, 2021, the Funds listed below each had securities lending programs. The Funds had no open securities lending transactions as of March 31, 2021, and the income generated from the programs during the six months ended March 31, 2021, with respect to such loans are as follows:

	Market Value		Market Value	Income Received
	of Securities	Cash Collateral	of Non-cash	from Securities
	Loaned	Received	Collateral	Lending
Defensive Long 500	$—	$—	$—	$173
Enhanced 500 Plus	—	—	—	8
Hedged Plus	—	—	—	24
Neutral 500	—	—	—	1

98

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The Funds had no open securities lending transactions which were subject to a MSLA as of March 31, 2021.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid by the Funds during the year ended September 30, 2020 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Return
	Dividend	Dividend	of Capital
ESG Large Value	$95,326	$16	$—
Defensive Long 500	370,405	508,399	—
Total Return	309,540	1,783,702	—
Enhanced 500 Plus	40,676	205,903	—
Hedged Plus	30,340	144,159	—
Neutral 500	109,182	—	—
Short Strategies	70,055	—	8,407

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2020, the components of distributable earnings on a tax basis were as follows:

		Undistributed	Undistributed	Unrealized	Qualified	Other
	Capital Loss	Ordinary	Long-Term	Appreciation/	Late-Year	Temporary
	Carryforward	Income	Gain	(Depreciation)	Losses	Differences
ESG Large Value	$—	$9,437	$47,496	$66,333	$—	$—
Defensive Long 500	(18,916,490)	427,111	—	13,674,434	—	—
Total Return	(1,969,312)	—	—	2,235,059	(1,573)	—
Enhanced 500 Plus	—	24,938	—	354,241	(48,332)	—
Hedged Plus	—	52,838	—	548,307	(377,514)	—
Neutral 500	(178,688)	18,391	—	479,141	(793,745)	—
Short Strategies	(8,114,687)	—	—	(779,292)	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The other temporary differences as of September 30, 2020 were primarily attributed to wash sales on unsettled short sales, deferral of loss on unsettled trades, realized gain/loss on unsettled swaps, net dividend receivable and payable on unsettled swaps, wash sales loss outstanding, redesignation of dividends paid, qualified late year losses deferred and capital loss carryforwards not yet utilized. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

99

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

As of March 31, 2021, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
ESG Large Value	$1,101,798	$309,883	$(2,156)	$307,727
Defensive Long 500	33,416,904	19,079,447	(1,908,264)	17,171,183
Total Return	24,320,260	3,835,960	(854,341)	2,981,619
Enhanced 500 Plus	3,638,892	1,110,689	(215,560)	895,129
Hedged Plus	19,167,068	4,534,620	(576,167)	3,958,453
Neutral 500	1,875,879	732,001	(147,105)	584,896
Short Strategies	2,759,549	296,046	(227,881)	68,165

*

Because tax adjustments are calculated annually at the end of a Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in such Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2020, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2020. For the year ended September 30, 2020, the Funds deferred to October 1, 2020 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Total Return	$1,573	$—	$—
Enhanced 500 Plus	—	308,215	(259,883)
Hedged Plus	—	769,872	(392,358)
Neutral 500	—	1,789,918	(996,173)

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. For Short Strategies, the future use of available capital loss carryforwards may be subject to limitation under Internal Revenue Code Section 382. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2020, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Defensive Long 500	$18,916,490
Total Return	1,969,312
Neutral 500	178,688
Short Strategies	8,114,687

100

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

March 31, 2021

(Unaudited)

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there was the following subsequent event:

Effective May 1, 2021, the Gotham ESG Large Value Fund (“Fund”) entered into a Support, Service and Fee Assumption Agreement (“Agreement”) with Gotham Asset Management, LLC (“Gotham”), whereby Gotham will assume and undertake to pay substantially all Fund expenses, except investment advisory fees.

On May 24, 2021, the Board approved a plan to liquidate and terminate Gotham Neutral 500 Fund, which is expected to occur on or about May 27, 2021.

Management has evaluated and has determined there are no additional subsequent events.

101

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

102

GOTHAM FUNDS

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Gotham Funds (each a “Fund” and, collectively, the “Funds”), met on December 2-3, 2020 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of September 30, 2020 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that shares of the Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.

103

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTII-0321

SIRIOS LONG/SHORT FUND

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six Months†	1 Year	Since Inception
Institutional Class	12.21%	21.25%	5.49%*
HFRX Equity Hedge Index	10.63%	23.88%	2.44%**

†	Not annualized.

*	The Sirios Long/Short Fund (the “Fund”) Institutional Class shares commenced operations on May 3, 2018.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5704. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 1, 2021, are 2.49% and 1.60%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Sirios Capital Management, L.P. (the “Adviser”) has contractually agreed to reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by the Trust, dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2022, unless the Board of Trustees of the Trust approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts waived, reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the HFRX Equity Hedge Index (“HFRX Index”). Hedge Fund Research, Inc. constructs the HFRX Index methodology. The HFRX Index is comprised of long/short equity hedge funds. The HFRX Index is unmanaged and its returns (i) do not include sales charges or fees, which would lower performance; and (ii) are subject to a variety of material distortions, as investments in hedge funds typically involve substantial risks, including the “risk of ruin”. It is impossible to invest directly in an index.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Mutual Fund investing involves risk, including loss of principal.

1

SIRIOS FOCUS FUND

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Total Returns for the Period Ended March 31, 2021
Since Inception
Institutional Class	8.40%*
S&P 500® Index	8.00%**

†	Not annualized.

*	The Sirios Focus Fund (the “Fund”) Institutional Class shares commenced operations on December 16, 2020.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5704. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund has been in existence for less than one year; cumulative performance may not be indicative of the Fund’s long-term potential. The Fund returns will fluctuate over long and short-term periods.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 16, 2020, are 1.83% and 1.60%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Sirios Capital Management, L.P. (the “Adviser”) has contractually agreed to reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by the Trust, dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until February 1, 2022, unless the Board of Trustees of the Trust approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts waived, reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®“). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Mutual Fund investing involves risk, including loss of principal.

2

SIRIOS FUNDS

Fund Expense Disclosure

March 31, 2021

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2020 through March 31, 2021 and held for the entire period.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

SIRIOS FUNDS

Fund Expense Disclosure (Concluded)

March 31, 2021

(Unaudited)

	Sirios Long/Short Fund
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period*
Institutional Class
Actual	$1,000.00	$1,122.10	$9.31	**
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.85	**

	Sirios Focus Fund
	Beginning Account Value December 16, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period***
Institutional Class
Actual	$1,000.00	$1,084.00	$4.66
Hypothetical (5% return before expenses)	1,000.00	1,016.95	8.05

*

Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2021 of 1.76% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Institutional Class shares ending account values on the first line of the table is based on the actual six-month total return of 12.21%.

**

These amounts include interest paid on securities which the Fund has sold short (“Short-sale interest”). The amount of short-sale interest expense was 0.16% of average net assets for the Institutional Class shares of the Fund.

***

Expenses are equal to the annualized expense ratio for the period beginning December 16, 2020, commencement of operations, to March 31, 2021 of 1.60% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (106), then divided by 365 to reflect the period. The Institutional Class shares ending account values on the first line of the table are based on the actual total return for the Fund since commencement of operations of 8.40%. For comparative purposes, the Hypothetical expenses are as if the Institutional Class shares had been in existence from October 1, 2020, and are equal to the Institutional Class shares annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 365 to reflect the period.

4

SIRIOS LONG/SHORT FUND

Portfolio Holdings Summary Table

March 31, 2021

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Healthcare-Products	18.0%	$5,119,563
Software	9.1	2,588,972
Commercial Services	8.1	2,310,058
Semiconductors	7.2	2,056,518
Pharmaceuticals	6.5	1,849,211
Aerospace & Defense	5.3	1,498,449
Banks	5.1	1,462,163
Retail	4.9	1,385,217
Diversified Financial Services	4.3	1,220,799
Telecommunications	2.6	752,059
Auto Parts & Equipment	2.6	748,046
Transportation	2.5	700,060
Oil & Gas Services	2.4	691,485
Electronics	2.1	603,714
Leisure Time	2.0	560,870
Beverages	1.7	485,640
Home Builders	1.6	457,275
Airlines	1.6	444,517
Packaging & Containers	1.0	293,983
Media	1.0	283,792
Toys/Games/Hobbies	0.9	266,156
Computers	0.9	259,288
Textiles	0.9	245,186
Environmental Control	0.6	184,538
Chemicals	0.5	146,864
Oil & Gas	0.5	146,462
Machinery-Diversified	0.5	143,834
Short-Term Investments	7.5	2,144,430

Total Long Positions	101.9	29,049,149

SHORT POSITIONS:
Corporate Bonds and Notes:
Retail	(4.4)	(1,261,295)

Total Short Positions	(4.4)	(1,261,295)

Other Assets In Excess of Liabilities	2.5%	722,895

NET ASSETS	100.0%	$28,510,749

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

SIRIOS LONG/SHORT FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 101.9%
COMMON STOCKS — 94.4%
Aerospace & Defense — 5.3%
Airbus SE (France)*	5,883	$667,234
Mercury Systems, Inc.*	2,112	149,213
Raytheon Technologies Corp.†	7,226	558,353
Safran SA (France)*	909	123,649

		1,498,449

Airlines — 1.6%
Southwest Airlines Co.†	7,280	444,517

Auto Parts & Equipment — 2.6%
Allison Transmission Holdings, Inc.†	18,321	748,046

Banks — 5.1%
JPMorgan Chase & Co.†	2,735	416,349
KeyCorp	8,357	166,973
Wells Fargo & Co.	22,494	878,841

		1,462,163

Beverages — 1.7%
Constellation Brands, Inc., Class A	2,130	485,640

Chemicals — 0.5%
Sherwin-Williams Co. (The)	199	146,864

Commercial Services — 8.1%
IHS Markit Ltd. (United Kingdom)†	21,641	2,094,416
PayPal Holdings, Inc.*	888	215,642

		2,310,058

Computers — 0.9%
CyberArk Software Ltd. (Israel)*	1,058	136,842

	Number of Shares	Value
COMMON STOCKS — (Continued)
Computers — (Continued)
Varonis Systems, Inc.*	2,385	$122,446

		259,288

Diversified Financial Services — 4.3%
Janus Henderson Group PLC (United Kingdom)	11,708	364,704
London Stock Exchange Group PLC (United Kingdom)	8,955	856,095

		1,220,799

Electronics — 2.1%
Keysight Technologies, Inc.*	4,210	603,714

Environmental Control — 0.6%
Waste Connections, Inc.	1,709	184,538

Healthcare-Products — 18.0%
Abbott Laboratories†	7,202	863,088
Alcon, Inc., (Switzerland)*	32,489	2,280,078
Boston Scientific Corp.†*	15,449	597,104
Danaher Corp.	4,173	939,259
Medtronic PLC (Ireland)	3,725	440,034

		5,119,563

Home Builders — 1.6%
DR Horton Inc.†	5,131	457,275

Leisure Time — 2.0%
Carnival Corp.†*	21,133	560,870

Machinery-Diversified — 0.5%
Westinghouse Air Brake
Technologies Corp.	1,817	143,834

Media — 1.0%
Walt Disney Co. (The)*	1,538	283,792

The accompanying notes are an integral part of the financial statements.

6

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Oil & Gas — 0.5%
ConocoPhillips	2,765	$146,462

Oil & Gas Services — 2.4%
Baker Hughes Co.	15,702	339,320
Schlumberger NV	12,952	352,165

		691,485

Packaging & Containers — 1.0%
Berry Global Group, Inc.*	4,788	293,983

Pharmaceuticals — 6.5%
Eli Lilly and Co.†	4,005	748,214
Option Care Health, Inc.*	13,612	241,477
Pfizer, Inc.†	23,724	859,520

		1,849,211

Retail — 4.9%
BJ’s Wholesale Club
Holdings, Inc.†*	6,820	305,945
Kohl’s Corp.†	4,565	272,120
Lowe’s Cos, Inc.	1,619	307,901
Williams-Sonoma, Inc.†	2,786	499,251

		1,385,217

Semiconductors — 7.2%
Analog Devices, Inc.†	6,552	1,016,084
QUALCOMM, Inc.†	7,847	1,040,434

		2,056,518

Software — 9.1%
Dropbox, Inc., Class A†*	13,420	357,777
Electronic Arts, Inc.†	3,700	500,869
Microsoft Corp.†	2,385	562,311
PTC, Inc.†*	3,006	413,776
Roper Technologies, Inc.†	1,398	563,869
Verra Mobility Corp.†*	14,065	190,370

		2,588,972

	Number of Shares	Value

COMMON STOCKS — (Continued)
Telecommunications — 2.6%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	21,556	$285,730
T-Mobile US, Inc.†*	3,722	466,329

		752,059

Textiles — 0.9%
UniFirst Corp.†	1,096	245,186

Toys/Games/Hobbies — 0.9%
Hasbro Inc.	2,769	266,156

Transportation — 2.5%
Kansas City Southern†	2,093	552,385
Union Pacific Corp.	670	147,675

		700,060

TOTAL COMMON STOCKS (Cost $22,528,319)		26,904,719

SHORT-TERM INVESTMENTS — 7.5%
Dreyfus Treasury & Cash Management, Institutional Shares,0.02%(a)	2,144,430	2,144,430

TOTAL LONG POSITIONS - 101.9% (Cost $24,672,749)		$29,049,149

The accompanying notes are an integral part of the financial statements.

7

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Par Value	Value
SHORT POSITIONS — (4.4)%

CORPORATE BONDS AND NOTES — (4.4)%
Retail — (4.4)%
Kohl’s Corp., 4.250%, 07/17/2025	$(461,000)	$(504,580)
Kohl’s Corp., 5.550%, 07/17/2045	(539,000)	(609,180)
Nordstrom, Inc., 5.000%, 01/15/2044	(150,000)	(147,535)

		(1,261,295)

TOTAL CORPORATE BONDS AND NOTES (Proceeds $1,133,815)		(1,261,295)

TOTAL SHORT POSITIONS - (4.4)% (Proceeds $1,133,815)		(1,261,295)

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		722,895

NET ASSETS - 100.0%		$28,510,749

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements or securities sold short. (See Note 1 of the Notes to the Financial Statements)
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at March 31, 2021.

The accompanying notes are an integral part of the financial statements.

8

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	456,000	USD	363,563	06/16/21	MS	$(674)
EUR	73,000	USD	87,371	06/16/21	MS	(1,623)
GBP	23,000	USD	31,552	06/16/21	MS	163
USD	185,532	CAD	233,000	06/16/21	MS	109
USD	1,985,882	EUR	1,665,000	06/16/21	MS	30,131
USD	891,515	GBP	644,000	06/16/21	MS	3,484
USD	288,855	SEK	2,465,000	06/16/21	MS	6,405
						$37,995

The following table represents Total Return Swaps - Long positions and their related values as of March 31, 2021.

Reference Entity/Index (Receive)	Pay	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation
	U.S. Fed
Cellnex Telecom SA	Funds +0.550%	Maturity	MS	11/15/22	$842,916	$236,001

						$236,001

The following table represents Total Return Swaps - Short positions and their related values as of March 31, 2021.

Reference Entity/Index (Pay)	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Dow Jones U.S.	U.S. Fed
Real Estate Index	Funds -0.200%	Maturity	MS	10/31/22	$113,104	$(2,375)

	U.S. Fed
Home Depot, Inc.	Funds -0.300%	Maturity	MS	10/31/22	417,674	(48,470)

	U.S. Fed
Russell 1000 Index	Funds -0.000%	Maturity	MS	10/31/22	2,950,029	(37,532)

S&P 500 Equal Weight	U.S. Fed
Consumer Discretionary	Funds -0.350%	Maturity	MS	10/31/22	1,122,363	(66,184)

S&P 500 Equal Weight	U.S. Fed
Information Technology	Funds -0.350%	Maturity	MS	10/31/22	1,149,732	(21,652)

S&P 500 Index Financial	U.S. Fed
Select Sector	Funds -0.350%	Maturity	MS	10/31/22	571,866	(90,611)

S&P 500 Index	U.S. Fed
Health Care Select Sector	Funds -0.250%	Maturity	MS	10/31/22	690,313	(207,188)

The accompanying notes are an integral part of the financial statements.

9

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

Reference Entity/Index (Pay)	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)

S&P 500 Index Regional	U.S. Fed
Banks Select Industry	Funds -0.300%	Maturity	MS	10/31/22	$225,846	$(88,444)

	U.S. Fed
Walmart, Inc.	Funds -0.300%	Maturity	MS	10/31/22	286,343	10,097
S&P 500 Index
Pharmaceuticals Select	U.S. Fed
Sector	Funds -0.350%	Maturity	MS	12/07/23	782,983	(58,294)
S&P 500 Index

Semiconductor Select	U.S. Fed
Sector	Funds -0.070%	Maturity	MS	04/11/24	840,127	(32,966)

S&P 500 Index Software &	U.S. Fed
Services Select Industry	Funds 0.070%	Maturity	MS	04/11/24	850,866	(2,846)

S&P 500 Equal Weight	U.S. Fed
Index	Funds -0.350%	Maturity	MS	04/24/24	1,784,616	(48,131)

Canadian Pacific Railway	U.S. Fed
Ltd.	Funds -0.350%	Maturity	MS	04/25/24	178,715	(12,639)

						$(707,235)

Total Swap Contracts						$(471,234)

Legend

CAD	Canadian dollar
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
SEK	Swedish Krona
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.

10

SIRIOS FOCUS FUND

Portfolio Holdings Summary Table

March 31, 2021

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Healthcare-Products	17.8%	$1,925,025
Software	8.9	967,675
Commercial Services	8.0	861,543
Semiconductors	7.1	766,243
Pharmaceuticals	6.4	693,634
Aerospace & Defense	5.2	561,027
Banks	5.1	552,794
Retail	4.8	523,355
Diversified Financial Services	4.3	460,439
Auto Parts & Equipment	2.6	282,870
Telecommunications	2.6	280,870
Transportation	2.4	260,432
Oil & Gas Services	2.4	258,947
Electronics	2.1	224,995
Leisure Time	1.9	209,029
Beverages	1.7	183,084
Home Builders	1.6	171,021
Airlines	1.5	165,656
Packaging & Containers	1.0	109,722
Media	1.0	107,022
Toys/Games/Hobbies	0.9	99,196
Computers	0.9	96,550
Textiles	0.8	91,721
Environmental Control	0.6	68,783
Chemicals	0.5	55,351
Oil & Gas	0.5	54,559
Machinery-Diversified	0.5	53,987
Other Assets In Excess of Liabilities	6.9%	752,354

NET ASSETS	100.0%	$10,837,884

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

11

SIRIOS FOCUS FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.1%
Aerospace & Defense — 5.2%
Airbus SE (France)*	2,193	$248,724
Mercury Systems, Inc.*	795	56,167
Raytheon Technologies Corp.	2,711	209,479
Safran SA (France)*	343	46,657

		561,027

Airlines — 1.5%
Southwest Airlines Co.	2,713	165,656

Auto Parts & Equipment — 2.6%
Allison Transmission
Holdings, Inc.	6,928	282,870

Banks — 5.1%
JPMorgan Chase & Co.	1,029	156,645
KeyCorp	3,114	62,218
Wells Fargo & Co.	8,547	333,931

		552,794

Beverages — 1.7%
Constellation Brands, Inc., Class A	803	183,084

Chemicals — 0.5%
Sherwin-Williams Co. (The)	75	55,351

Commercial Services — 8.0%
IHS Markit Ltd. (United Kingdom)	8,064	780,434
PayPal Holdings, Inc.*	334	81,109

		861,543

Computers — 0.9%
CyberArk Software Ltd. (Israel)*	394	50,960
Varonis Systems, Inc.*	888	45,590

		96,550

	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financial Services — 4.3%
Janus Henderson Group PLC (United Kingdom)	4,359	$135,783
London Stock Exchange Group PLC (United Kingdom)	3,396	324,656

		460,439

Electronics — 2.1%
Keysight Technologies, Inc.*	1,569	224,995

Environmental Control — 0.6%
Waste Connections, Inc	637	68,783

Healthcare-Products — 17.8%
Abbott Laboratories	2,737	328,002
Alcon, Inc., (Switzerland)* .	12,230	858,301
Boston Scientific Corp.*	5,757	222,508
Danaher Corp.	1,565	352,250
Medtronic PLC (Ireland)	1,388	163,964

		1,925,025

Home Builders — 1.6%
DR Horton Inc.	1,919	171,021

Leisure Time — 1.9%
Carnival Corp.*	7,876	209,029

Machinery-Diversified — 0.5%
Westinghouse Air Brake Technologies Corp.	682	53,987

Media — 1.0%
Walt Disney Co. (The)*	580	107,022

Oil & Gas — 0.5%
Conocophillips	1,030	54,559

Oil & Gas Services — 2.4%
Baker Hughes Co.	5,820	125,770

The accompanying notes are an integral part of the financial Statements.

12

SIRIOS FOCUS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Oil & Gas Services — (Continued)
Schlumberger NV	4,898	$133,177

		258,947

Packaging & Containers — 1.0%
Berry Global Group, Inc.*	1,787	109,722

Pharmaceuticals — 6.4%
Eli Lilly and Co.	1,497	279,670
Option Care Health, Inc.*	5,073	89,995
Pfizer, Inc.†	8,942	323,969

		693,634

Retail — 4.8%
Bj’s Wholesale Club
Holdings, Inc.*	2,589	116,143
Kohl’s Corp.	1,735	103,423
Lowe’s Cos, Inc.	608	115,629
Williams-Sonoma, Inc.	1,050	188,160

		523,355

Semiconductors — 7.1%
Analog Devices, Inc.	2,441	378,550
QUALCOMM, Inc.†	2,924	387,693

		766,243

Software — 8.9%
Dropbox, Inc., Class A*	5,075	135,300
Electronic Arts, Inc.	1,379	186,675
Microsoft Corp.	889	209,600
PTC, Inc.*	1,121	154,306
Roper Technologies Inc.	521	210,140
Verra Mobility Corp.*	5,294	71,654

		967,675

Telecommunications — 2.6%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	8,032	106,466

	Number of Shares	Value

COMMON STOCKS — (Continued)
Telecommunications — (Continued)
T-Mobile US, Inc.*	1,392	$174,404

		280,870

Textiles — 0.8%
UniFirst Corp.	410	91,721

Toys/Games/Hobbies — 0.9%
Hasbro Inc.	1,032	99,196

Transportation — 2.4%
Kansas City Southern	778	205,330
Union Pacific Corp.	250	55,102

		260,432

TOTAL COMMON STOCKS (Cost $9,523,062)		10,085,530

TOTAL INVESTMENTS - 93.1% (Cost $9,523,062)		10,085,530

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.9%		752,354

NET ASSETS - 100.0%		$10,837,884

†	Security position is either entirely or partially held in a segregated account as collateral for forward foreign currency contracts. (See Note 1 of the Notes to the Financial Statements)
*	Non-income producing.

The accompanying notes are an integral part of the financial Statements.

13

SIRIOS FOCUS FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	27,000	USD	32,317	06/16/21	MS	$ (602)
GBP	9,000	USD	12,346	06/16/21	MS	64
USD	739,474	EUR	620,000	06/16/21	MS	11,207
USD	339,175	GBP	245,000	06/16/21	MS	1,337
USD	109,449	SEK	934,000	06/16/21	MS	2,427
						$14,433

The following table represents Total Return Swaps - Long positions and their related values as of March 31, 2021.

Reference Entity/Index (Receive)	Pay	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation

Cellnex Telecom SA	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	$384,090	$16,796

Legend

EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
SEK	Swedish Krona
USD	United States Dollar

The accompanying notes are an integral part of the financial Statements.

14

SIRIOS FUNDS

Statements of Assets and Liabilities

March 31, 2021

(Unaudited)

	Sirios Long/Short Fund	Sirios Focus Fund
Assets
Investments, at value (Cost $24,672,749 and $9,523,062, respectively)	$29,049,149	$10,085,530
Cash and cash equivalents	217,130	792,312
Unrealized appreciation on swap contracts	246,098	16,796
Unrealized appreciation on forward foreign currency contracts	40,292	15,035
Dividends and interest receivable	8,863	2,335
Receivable from Investment Adviser	—	7,601
Deposits with brokers for securities sold short	1,285,215	—
Prepaid expenses and other assets	24,895	6,010

Total assets	30,871,642	10,925,619

Liabilities
Securities sold short, at value (Proceeds received $1,133,815)	1,261,295	—
Unrealized depreciation on swap contracts	717,332	—
Payable for investments purchased	159,786	63,259
Swap contracts settlement	159,164	—
Payable for audit fees	15,022	6,639
Interest payable on securities sold short	12,173	—
Payable for legal fees	9,575	6,206
Payable for administration and accounting fees	8,887	4,396
Payable to Investment Adviser	8,251	—
Payable for transfer agent fees	2,345	4,144
Unrealized depreciation on forward foreign currency contracts	2,297	602
Payable for custodian fees	2,060	2,011
Payable for shareholder reporting fees	1,511	101
Payable for Trustees and Officers	1,161	296
Accrued expenses	34	81

Total liabilities	2,360,893	87,735

Net Assets	$28,510,749	$10,837,884

Net Assets consisted of:
Capital stock, $0.01 par value	$25,469	$10,000
Paid-in capital	25,674,232	9,990,000
Total distributable earnings	2,811,048	837,884

Net Assets	$28,510,749	$10,837,884

Institutional Class:
Shares outstanding	2,546,917	1,000,000

Net asset value, offering and redemption price per share ($28,510,749 / 2,546,917 shares) and ($10,837,884 / 1,000,000 shares), respectively	$11.19	$10.84

The accompanying notes are an integral part of the financial statements.

15

SIRIOS FUNDS

Statements of Operations

For the Period Ended March 31, 2021

(Unaudited)

	Sirios Long/Short Fund	Sirios Focus Fund*
Investment income
Dividends	$159,072	$31,426
Less: foreign taxes withheld	(1,322)	(170)

Total investment income	157,750	31,256

Expenses
Advisory fees (Note 2)	185,353	27,393
Administration and accounting fees	32,099	21,895
Interest expense on securities sold short	22,381	—
Trustees’ and officers’ fees	21,594	7,735
Legal fees	21,072	6,506
Audit fees	15,023	6,639
Transfer agent fees (Note 2)	14,367	9,746
Registration and filing fees	13,839	2,811
Shareholder reporting fees	12,730	4,919
Custodian fees (Note 2)	7,290	5,511
Other expenses	7,790	5,648

Total expenses before waivers and reimbursements	353,538	98,803

Less: waivers and reimbursements (Note 2)	(111,480)	(50,106)

Net expenses after waivers and reimbursements	242,058	48,697

Net investment loss	(84,308)	(17,441)

Net realized and unrealized gain/(loss) from investments
Net realized gain from investments	2,817,118	250,579
Net realized loss from securities sold short	(13,163)	—
Net realized loss from foreign currency transactions	(2,280)	(2,055)
Net realized gain/(loss) from forward foreign currency contracts	(41,504)	13,093
Net realized gain/(loss) from swap contracts	(3,180,919)	11
Net change in unrealized appreciation from investments	2,965,034	562,468
Net change in unrealized depreciation from securities sold short	(127,500)	—
Net change in unrealized depreciation from foreign currency translations	(20)	—
Net change in unrealized appreciation on forward foreign currency contracts	8,771	14,433
Net change in unrealized appreciation on swap contracts	769,786	16,796

Net realized and unrealized gain from investments	3,195,323	855,325

Net increase in net assets resulting from operations	$3,111,015	$837,884

*	The Sirios Focus Fund commenced operations on December 16, 2020.

The accompanying notes are an integral part of the financial statements.

16

SIRIOS LONG/SHORT FUND

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Increase/(decrease) in net assets from operations:
Net investment loss	$(84,308)	$(173,471)
Net realized gain/(loss) from investments, securities sold short, forward foreign currency contracts, foreign currency transactions and swap contracts	(420,748)	91,615
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, forward foreign currency contracts, foreign currency transactions and swap contracts	3,616,071	(1,291,955)

Net increase/(decrease) in net assets resulting from operations	3,111,015	(1,373,811)

Less Dividends and Distributions to Shareholders From:
Total distributable earnings	(241,185)	(144,660)

Decrease in net assets from dividends and distributions to shareholders	(241,185)	(144,660)

Increase in net assets derived from capital share transactions (Note 4)	155,160	58,988

Total increase/(decrease) in net assets	3,024,990	(1,459,483)

Net assets
Beginning of period	25,485,759	26,945,242

End of period	$28,510,749	$25,485,759

The accompanying notes are an integral part of the financial statements.

17

SIRIOS FOCUS FUND

Statement of Changes in Net Assets

For the Period December 16, 2020 to March 31, 2021 (Unaudited)*
Increase/(decrease) in net assets from operations:
Net investment loss	$(17,441)
Net realized gain from investments, forward foreign currency contracts and swap contracts	261,628
Net change in unrealized appreciation from investments, forward foreign currency contracts and swap contracts	593,697

Net increase in net assets resulting from operations	837,884

Increase in net assets derived from capital share transactions (Note 4)	10,000,000

Total increase in net assets	10,837,884

Net assets
Beginning of period	—

End of period	$10,837,884

*	The Sirios Focus Fund commenced operations on December 16, 2020.

The accompanying notes are an integral part of the financial statements.

18

SIRIOS LONG/SHORT FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019		For the Period May 3, 2018* to September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$10.06		$10.66	$10.68		$10.00

Net investment loss(1)	(0.03)		(0.07)	(0.02)		(0.01)
Net realized and unrealized gain/(loss) on investments	1.26		(0.47)	0.27		0.69

Net increase/(decrease) in net assets resulting from operations	1.23		(0.54)	0.25		0.68

Dividends and distributions to shareholders from:
Net investment income	—		(0.06)	(0.01)		—
Net realized capital gains	(0.10)		—	(0.26)		—

Total dividends and distributions to shareholders	(0.10)		(0.06)	(0.27)		—

Net asset value, end of period	$11.19		$10.06	$10.66		$10.68

Total investment return(2)	12.21%		(5.13)%	2.74%		6.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,511		$25,486	$26,945		$10,679
Ratio of expenses to average net assets	1.76	%(3)(4)	1.60%	2.21	%(5)	2.10	%(3)(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	2.57	%(3)	2.49%	3.33%		4.57	%(3)
Ratio of net investment loss to average net assets	(0.61	)%(3)	(0.66)%	(0.22)%		(0.19	)%(3)
Portfolio turnover rate	75	%(7)	153%	134%		49	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	Ratio of expenses to average net assets with waivers and expense reimbursement, excluding short-sale interest expense, was 1.60% for the six months ended March 31, 2021.
(5)

Ratio of expenses to average net assets with waivers and expense reimbursement, excluding short-sale dividend expense, was 1.60% for the year ended September 30, 2019 and for the period ended September 30, 2018.

(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

19

SIRIOS FOCUS FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Period December 16, 2020* to March 31, 2021 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment loss(1)	(0.02)
Net realized and unrealized gain on investments	0.86

Net increase in net assets resulting from operations	0.84

Net asset value, end of period	$10.84

Total investment return(2)	8.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,838
Ratio of expenses to average net assets	1.60	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	3.25	%(3)
Ratio of net investment loss to average net assets.	(0.57	)%(3)
Portfolio turnover rate	56	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

20

SIRIOS FUNDS

Notes to Financial Statements

March 31, 2021

(Unaudited)

1. Organization and Significant Accounting Policies

The Sirios Long/Short Fund and the Sirios Focus Fund are non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (the Sirios Long/Short Fund and the Sirios Focus Fund are each a “Fund”, and together, the “Funds”). The Sirios Long/Short Fund commenced investment operations on May 3, 2018 and the Sirios Focus Fund commenced investment operations on December 16, 2020. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each Fund offers Class A, Advisor Class, Institutional Class and Retail Class shares. As of March 31, 2021, Class A, Advisor Class and Retail Class shares have not been issued.

Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Over the Counter (“OTC”) investments (including swap contracts) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily

21

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees.The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

22

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value:

	Sirios Long/Short Fund
Assets	Total Value at 03/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long Positions:
Common Stocks:
Aerospace & Defense	$1,498,449	$707,566	$790,883	$—
Airlines	444,517	444,517	—	—
Auto Parts & Equipment	748,046	748,046	—	—
Banks	1,462,163	1,462,163	—	—
Beverages	485,640	485,640	—	—
Chemicals	146,864	146,864	—	—
Commercial Services	2,310,058	2,310,058	—	—
Computers	259,288	259,288	—	—
Diversified Financial Services	1,220,799	364,704	856,095	—
Electronics	603,714	603,714	—	—
Environmental Control	184,538	184,538	—	—
Healthcare-Products	5,119,563	5,119,563	—	—
Home Builders	457,275	457,275	—	—
Leisure Time	560,870	560,870	—	—
Machinery-Diversified	143,834	143,834	—	—
Media	283,792	283,792	—	—
Oil & Gas	146,462	146,462	—	—
Oil & Gas Services	691,485	691,485	—	—
Packaging & Containers	293,983	293,983	—	—
Pharmaceuticals	1,849,211	1,849,211	—	—
Retail	1,385,217	1,385,217	—	—
Semiconductors	2,056,518	2,056,518	—	—
Software	2,588,972	2,588,972	—	—
Telecommunications	752,059	466,329	285,730	—
Textiles	245,186	245,186	—	—
Toys/Games/Hobbies	266,156	266,156	—	—
Transportation	700,060	700,060	—	—
Short-Term Investments	2,144,430	2,144,430	—	—

23

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

Assets	Total Value at 03/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency
Contracts Forward Foreign Currency Contracts	$40,292	$—	$40,292	$—
Equity Contracts
Total Return Swap Contracts	246,098	—	246,098	—

Total Assets	$29,335,539	$27,116,441	$2,219,098	$—

Liabilities
Short Positions:
Corporate Bonds and Notes:
Retail	$(1,261,295)	$—	$(1,261,295)	$—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	(2,297)	—	(2,297)	—
Equity Contracts
Total Return Swap Contracts	(717,332)	—	(717,332)	—

Total Liabilities	$(1,980,924)	$—	$(1,980,924)	$—

24

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

	Sirios Focus Fund
Assets	Total Value at 03/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long Positions:
Common Stocks:
Aerospace & Defense	$561,027	$265,646	$295,381	$—
Airlines	165,656	165,656	—	—
Auto Parts & Equipment	282,870	282,870	—	—
Banks	552,794	552,794	—	—
Beverages	183,084	183,084	—	—
Chemicals	55,351	55,351	—	—
Commercial Services	861,543	861,543	—	—
Computers	96,550	96,550	—	—
Diversified Financial Services	460,439	135,783	324,656	—
Electronics	224,995	224,995	—	—
Environmental Control	68,783	68,783	—	—
Healthcare-Products	1,925,025	1,925,025	—	—
Home Builders	171,021	171,021	—	—
Leisure Time	209,029	209,029	—	—
Machinery-Diversified	53,987	53,987	—	—
Media	107,022	107,022	—	—
Oil & Gas	54,559	54,559	—	—
Oil & Gas Services	258,947	258,947	—	—
Packaging & Containers	109,722	109,722	—	—
Pharmaceuticals	693,634	693,634	—	—
Retail	523,355	523,355	—	—
Semiconductors	766,243	766,243	—	—
Software	967,675	967,675	—	—
Telecommunications	280,870	174,404	106,466	—
Textiles	91,721	91,721	—	—
Toys/Games/Hobbies	99,196	99,196	—	—
Transportation	260,432	260,432	—	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	15,035	—	15,035	—

25

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

	Sirios Focus Fund
Assets	Total Value at 03/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Contract
Total Return Swap Contract	$16,796	$—	$16,796	$—

Total Assets	$10,117,361	$9,359,027	$758,334	$—

Liabilities
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	(602)	—	(602)	—

Total Liabilities	$(602)	$—	$(602)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

26

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

Each Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statements of Operations.

27

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under SubchapterM of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. Each Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract.The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

Each Fund utilized Forward Contracts for hedging purposes to protect the Fund’s returns against adverse currency movements. As of March 31, 2021, the Sirios Focus Fund had securities pledged as collateral for forward foreign currency contracts totaling $187,462.

28

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

For the period ended March 31, 2021, the Funds’ average monthly volume of forward foreign currency contracts purchased and forward currency contracts sold were as follows:

	Forward Foreign Currency Contracts - Purchased	Forward Foreign Currency Contracts - Sold
Sirios Long/Short Fund	$684,011	$3,288,577
Sirios Focus Fund	90,677	641,809

Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

The Funds used total return swaps to enhance returns, obtain short exposure as part of the Funds’ strategy and for market exposure. As of March 31, 2021, the Sirios Long/Short Fund had securities pledged as collateral for total return swaps totaling $5,186,414.

For the period ended March 31, 2021, the quarterly average volume of the notional amounts, long and short positions, of the total return swaps were as follows:

	Notional Amount – Long	Notional Amount – Short
Sirios Long/Short Fund	$815,574	$9,914,738
Sirios Focus Fund	128,030	—

Counterparty Risk — Certain of the derivatives entered into by each Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty

29

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

defaults on its payment obligations to each Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent each Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. Each Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of each Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by each Fund.

Each Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that each Fund will not sustain a loss on a transaction as a result.

Liquidity Risk — Each Fund may be subject to liquidity risk primarily due to investments in derivatives. Each Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, Forward Contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, each Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of each Fund in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, each Fund may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets

30

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements — For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by each Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of each Fund. Any additional required collateral is delivered to/pledged by each Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to each Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

31

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

The following tables present derivative assets and liabilities net of amounts available for offset under a master netting agreement and any related collateral received or posted by each Fund for forward foreign currency contracts and total return swaps as of March 31, 2021:

Counterparty	Derivative Assets – Gross	Derivative Available for Offset	Collateral Received	Derivative Assets – Net *
Sirios Long/Short Fund
Morgan Stanley	$286,390	$(286,390)	$—	$—

Sirios Focus Fund
Morgan Stanley	$31,831	$(602)	$—	$31,229

Counterparty	Derivative Liabilities – Gross	Derivative Available for Offset	Collateral Posted	Derivative Liabilities – Net**
Sirios Long/Short Fund
Morgan Stanley	$(719,629)	$286,390	$433,239	$—

Sirios Focus Fund
Morgan Stanley	$(602)	$602	$—	$—

*	Net amount represents the net receivable from the counterparty in the event of a default.
**	Net amount represents the net payable to the counterparty in the event of a default.

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less

32

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Short Sales — Each Fund may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund complies with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of March 31, 2021, the Sirios Long/Short Fund had securities sold short totaling $1,261,295, securities pledged as collateral totaling $1,837,080 and deposits with brokers for securities sold short totaling $1,285,215.

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security.

Disclosures About Derivative Instruments and Hedging Activities

The following tables provide quantitative disclosures about fair value amounts of, gains and losses on, each Fund’s derivative instruments as of March 31, 2021.

The following tables list the fair values of each Fund’s derivative holdings as of March 31, 2021 grouped by contract type and risk exposure category.

Sirios Long/Short Fund Derivative Type	Location Statements of Assets and Liabilities	Equity Risk	Foreign Currency Risk	Total
Asset Derivatives
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$—	$40,292	$40,292
Swap Contracts	Unrealized appreciation on swap contracts	246,098	—	246,098
Total Value - Assets		$246,098	$40,292	$286,390

33

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

Sirios Long/Short Fund Derivative Type	Location Statements of Assets and Liabilities	Equity Risk	Foreign Currency Risk	Total
Liability Derivatives
Forward Foreign Currency Contracts	Unrealized depreciation on forward foreign currency contracts	$—	$2,297	$2,297
Swap Contracts	Unrealized depreciation on swap contracts	717,332	—	717,332
Total Value - Liabilities		$717,332	$2,297	$719,629

Sirios Focus Fund Derivative Type	Location Statements of Assets and Liabilities	Equity Risk	Foreign Currency Risk	Total
Asset Derivatives
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$—	$15,035	$15,035
Swap Contracts	Unrealized appreciation on swap contracts	16,796	—	16,796
Total Value - Assets		$16,796	$15,035	$31,831
Liability Derivatives
Forward Foreign Currency Contracts	Unrealized depreciation on forward foreign currency contracts	$—	$602	$602
Total Value - Liabilities		$—	$602	$602

The following tables lists the amounts of realized gains or losses included in net decrease in net assets resulting from operations for the period ended March 31, 2021, grouped by contract type and risk exposure.

Sirios Long/Short Fund Derivative Type	Location Statements of Operations	Equity Risk	Foreign Currency Risk	Total
Realized Gain/(Loss)
Forward Foreign Currency Contracts	Net realized gain/(loss) from forward foreign currency contracts	$—	$(41,504)	$(41,504)
Swap Contracts	Net realized gain/(loss) from swap contracts	(3,180,919)	—	(3,180,919)
Total Realized Loss		$(3,180,919)	$(41,504)	$(3,222,423)

34

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

Sirios Focus Fund Derivative Type	Location Statements of Operations	Equity Risk	Foreign Currency Risk	Total
Realized Gain/(Loss)
Forward Foreign Currency Contracts	Net realized gain/(loss) from forward foreign currency contracts	$—	$13,093	$13,093
Swap Contracts	Net realized gain/(loss) from swap contracts	11	—	11
Total Realized Gain		$11	$13,093	$13,104

The following tables lists the amounts of change in unrealized appreciation (depreciation) included in net decrease in net assets resulting from operations for the period ended March 31, 2021, grouped by contract type and risk exposure.

Sirios Long/Short Fund Derivative Type	Location Statements of Operations	Equity Risk	Foreign Currency Risk	Total
Change in appreciation (depreciation)
Forward Foreign Currency Contracts	Net change in unrealized appreciation on forward foreign currency contracts	$—	$8,771	$8,771
Swap Contracts	Net change in unrealized appreciation on swap contracts	769,786	—	769,786
Total change in appreciation (depreciation)		$769,786	$8,771	$778,557

Sirios Focus Fund Derivative Type	Location Statements of Operations	Equity Risk	Foreign Currency Risk	Total
Change in appreciation (depreciation)
Forward Foreign Currency Contracts	Net change in unrealized appreciation on forward foreign currency contracts	$—	$14,433	$14,433
Swap Contracts	Net change in unrealized appreciation on swap contracts	16,796	—	16,796
Total change in appreciation (depreciation)		$16,796	$14,433	$31,229

2. Transactions with Affiliates and Related Parties and Other Service Providers

Sirios Capital Management, L.P. (“Sirios”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser earns a monthly fee at the annual rate of 1.35% of the Sirios Long/Short Fund’s average daily net assets; and 0.90% of the SiriosFocus Fund’s average daily net assets. The Adviser has contractually agreed to reduce its compensation and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and

35

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

expenses attributable to a distribution or service plan adopted by the Trust, dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2022 for the Sirios Long/Short Fund and February 1, 2022 for the Sirios Focus Fund, unless the Board of Trustees approves its earlier termination. This agreement may be terminated only by the Funds’ Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts waived, reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for each Fund. The Adviser is permitted to seek recoupment from each Fund for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless each Fund’s expenses are below the Expense Limitation. As of March 31, 2021, the amount of potential recovery was as follows:

	Expiration 09/30/2021	Expiration 09/30/2022	Expiration 09/30/2023	Expiration 03/31/2024	Total
Sirios Long/Short Fund	$71,400	$202,406	$231,152	$111,480	$616,438
Sirios Focus Fund	—	—	—	24,673	24,673

For the period ended March 31, 2021, the Adviser earned advisory fees of $185,353 and $27,343 for the Sirios Long/Short Fund and the Sirios Focus Fund, respectively. For the period ended March 31, 2021, the Adviser waived fees and/or reimbursed expenses of $111,480 and $24,673 for the Sirios Long/Short Fund and the Sirios Focus Fund, respectively.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended March 31, 2021, BNY Mellon accrued administration and accounting fees totaling $32,099 and $21,895 and waived fees totaling $0 and $16,333 for the Sirios Long/Short Fund and Sirios Focus Fund, respectively. For the period ended March 31, 2021, BNY Mellon accrued custodian fees totaling $7,290 and $5,511 and waived fees totaling $0 and $3,500 for the Sirios Long/Short Fund and Siros Focus Fund, respectively.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended March 31, 2021, BNY Mellon accrued transfer agent fees

36

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

totaling $14,367 and $9,746 and waived fees totaling $0 and $5,600 for the Sirios Long/Short Fund and Sirios Focus Fund, respectively.

BNY Mellon and the Transfer Agent have the ability to recover such amounts previously waived, if the Funds terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of March 31, 2021, the amount of potential recovery was $25,433 for Sirios Focus Fund. The ability to recover such amounts previously waived expires on December 16, 2023 for the Sirios Focus Fund.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer Agent fees in the Statements of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Alaric are compensated for their services provided to the Trust.

3. Investment in Securities

For the period ended March 31, 2021, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Sirios Long/Short Fund
Investment Securities	$18,774,433	$20,922,855
Sirios Focus Fund
Investment Securities	$13,693,025	$4,420,541

37

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

4. Capital Share Transactions

For the period ended March 31, 2021 and for the year ended September 30, 2020, transactions in capital shares (authorized shares unlimited) were as follows:

	Sirios Long/Short Fund
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
	Shares	Value	Shares	Value
Institutional Class
Sales	—	$—	9,524	$101,517
Reinvestments	22,127	241,185	13,436	144,436
Redemptions	(8,094)	(86,025)	(17,953)	(186,965)

Net Increase	14,033	$155,160	5,007	$58,988

			Sirios Focus Fund*
			For the Period December 16, 2020 to March 31, 2021 (Unaudited)
			Shares	Value
Institutional Class
Sales			1,000,000	$10,000,000
Reinvestments			—	—
Redemptions.			—	—

Net Increase			1,000,000	$10,000,000

*	The Sirios Focus Fund commenced operations on December 16, 2020.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

38

SIRIOS FUNDS

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

For the year ended September 30, 2020, the tax character of distributions paid by the Sirios Long/Short Fund was $144,660 of ordinary income dividends.

As of September 30, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Long-Term Capital Gain	Undistributed Ordinary Income	Unrealized Depreciation
Sirios Long/Short Fund	$9,678	$180,958	$(249,418)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of March 31, 2021, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Sirios Long/Short Fund	$23,538,934	$4,665,619	$(416,699)	$4,248,920
Sirios Focus Fund	9,523,062	772,865	(210,397)	562,468

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2020, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2020. For the year ended September 30, 2020, the Sirios Long/Short Fund had no capital loss deferrals and no late year ordinary loss deferrals.

Accumulated capital losses represent net capital loss carry forwards as of September 30, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2020, the Sirios Long/Short Fund did not have any capital loss carryforwards.

39

SIRIOS FUNDS

Notes to Financial Statements (Concluded)

March 31, 2021

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

40

SIRIOS FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 640-5704 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At a meeting held by videoconference on December 2-3, 2020 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved (i) the continuation of the Investment Advisory Agreement between Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) and the Trust (the “Existing Sirios Agreement”) on behalf of the Sirios Long/Short Fund and (ii) a new Investment Advisory Agreement between Sirios and the Trust (the “New Sirios Agreement” and together with the Existing Sirios Agreement, the “Agreements”) on behalf of the Sirios Focus Fund (together with the Sirios Long/Short Fund, the “Sirios Funds”). At the Meeting, the Board considered the continuation of the Existing Sirios Agreement with respect to the Sirios Long/Short Fund for an additional one-year period and the approval of the New Sirios Agreement with respect to the Sirios Focus Fund for an initial two-year period.

In determining whether to approve the Agreements, the Trustees, including the Independent Trustees, considered information provided by Sirios in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Sirios 15(c) Response”) regarding (i) the services performed or to be performed by Sirios for the Sirios Funds, (ii) the composition and qualifications of Sirios’ portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Sirios Funds, (iv) investment performance, (v) the financial condition of Sirios, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Sirios Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix)

41

SIRIOS FUNDS

Other Information

(Unaudited) (Continued)

any litigation, investigation or administrative proceeding which may have a material impact on Sirios’ ability to service the Sirios Funds, and (x) compliance with the Sirios Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Sirios 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the relative performance of the Sirios Long/Short Fund; compliance with the Sirios Long/Short Fund’s investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board considered additional information provided by representatives from Sirios invited to participate in the Meeting regarding Sirios’ history, performance, investment strategy, and compliance program. Representatives of Sirios responded to questions from the Board. In addition to the foregoing information, the Trustees also considered all other factors they believed to be relevant to considering the approval of the Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Sirios Funds and Sirios, as provided by the terms of the Agreements, including the advisory fees under the Agreements, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

The Trustees considered the services provided by or to be provided by Sirios to the Sirios Funds. The Trustees considered Sirios’ personnel and the depth of Sirios’ personnel who provide investment management services to the Sirios Funds and their experience. Based on the Sirios 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Sirios are appropriate and consistent with the terms of the Agreements, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Sirios Funds are likely to benefit from the provision of those services, (iv) Sirios has sufficient personnel, with the appropriate skills and experience, to serve the Sirios Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Sirios Long/Short Fund and expected to be provided to the Sirios Focus Fund is likely to continue under the Agreements.

The Board discussed Sirios’ business continuity plan, and its ability to manage the Sirios Funds effectively in light of the recent volatility in financial markets as a result of the COVID-19 virus outbreak.

The Trustees considered the investment performance for the Sirios Long/Short Fund and Sirios. The Trustees reviewed the historical performance charts for the year-to-date, one year, two year and since inception periods ended September 30, 2020 as applicable for the Sirios Long/Short Fund, the Lipper US Index – Global Equity Income Funds, the Sirios Long/Short Fund’s applicable Lipper index and the HFRX Equity Hedge Index. The Trustees noted that the Institutional Class shares of the Sirios

42

SIRIOS FUNDS

Other Information

(Unaudited) (Continued)

Long/Short Fund underperformed the Lipper US Index – Global Equity Income Funds for the one year and two year periods and outperformed for the year to date and since inception periods ended September 30, 2020. They further noted that the Institutional Class shares of the Sirios Long/Short Fund underperformed the HFRX Equity Hedge Index for the year to date, one year and two year periods and outperformed for the since inception period ended September 30, 2020. With respect to the Sirios Focus Fund, the Trustees considered that the proposed strategy for the Sirios Focus Fund was new, and therefore did not have historical performance. The Trustees noted that they received performance information of a separate account composite and a comparable account for various periods ended September 30, 2020 and the Sirios Long/Short Fund, each of which the Trustees indicated they believed to be representative of the Adviser’s performance in implementing certain types of strategies to be employed for the Sirios Focus Fund. The Trustees concluded that the performance information relating to the separate account composite, comparable account and Sirios Long/Short Fund was acceptable for purposes of its consideration of the New Sirios Agreement.

The Trustees also considered information regarding Sirios’ advisory fee and proposed advisory fee and an analysis of these fees in relation to the delivery of services to the Sirios Funds and any other ancillary benefit resulting from Sirios’ relationship with the Sirios Funds. The Trustees considered the fees that Sirios charges to its separately managed accounts, and evaluated the explanations provided by Sirios as to differences in fees charged to the Sirios Funds and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Sirios Long/Short Fund versus other funds in the Sirios Long/Short Fund’s Lipper category with $250 million or less in assets (the “Peer Group”). The Trustees noted that, for the Sirios Long/Short Fund’s Institutional Class shares, the contractual advisory fee and net total expense ratio for the Fund were each higher than but within the range of the median of the contractual advisory fee and net total expense ratio of the Peer Group as of September 30, 2020. The Trustees also noted that Sirios had provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Sirios Focus Fund and any other ancillary benefit resulting from Sirios’ relationship with the Fund. The Trustees considered the fees that Sirios charges to the Sirios Long/Short Fund, the other series of the Trust advised by Sirios, and evaluated the explanations provided by Sirios as to differences in fees charged to the Sirios Focus Fund, the Sirios/Long Short Fund and similarly managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Sirios Focus Fund versus other funds in the Sirios Focus Fund’s Lipper category. The Trustees evaluated information provided by Sirios indicating the proposed advisory fee for the Sirios Focus Fund is within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the advisory fees and services provided by Sirios are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Sirios Funds based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by Sirios, the compensation and benefits received by Sirios in providing services to the Sirios Long/Short Fund and to be received by Sirios in

43

SIRIOS FUNDS

Other Information

(Unaudited) (Concluded)

providing services to the Sirios Focus Fund, the profitability and certain additional information related to the financial condition of Sirios. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Sirios.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Sirios Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Sirios Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Sirios Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Sirios has contractually agreed to waive fees and/or reimburse certain expenses of the Sirios Funds for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Existing Sirios Agreement for an additional one-year period and the approval of the New Sirios Agreement for an initial two year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

44

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Sirios Capital Management, L.P.

One International Place

Boston, MA 02110

Administrator

The Bank of New York

Mellon 301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

SIR-0321

SIRIOS LONG/

SHORT FUND

SIRIOS FOCUS FUND

of

FundVantage Trust

Institutional Class

SEMI-ANNUAL REPORT

March 31, 2021 (Unaudited)

Important Notice: As permitted by the Securities and Exchange Commission, paper copies of the Sirios Funds’ annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Sirios Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports are available on the Sirios Funds’ website (www.sirioslp.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Sirios Funds, call Shareholder Services toll-free at (866) 640-5704 or write to the Sirios Funds at:

Sirios Funds

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

TOBAM EMERGING MARKETS FUND

Semi-Annual Report

Performance Data

March 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2021
	Six Months†	1 Year	3 Years	Since Inception
Class I	13.87%	51.26%	0.17%	7.34%*
MSCI® EM Net TR Index	22.43%	58.39%	6.53%	10.28%**

† Not annualized.

* The TOBAM Emerging Markets Fund (the “Fund”) Class I shares commenced operations on April 25, 2017.

** Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 282-6161. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.17% and 1.10%, respectively, of the Fund’s average daily net assets for Class I shares. These ratios are stated in the current prospectus dated February 1, 2021, and may differ from the actual expenses incurred by the Fund for the period covered by this report. TOBAM (“TOBAM” or the “Adviser”) has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis): (a) from the commencement of operations through April 30, 2018, 0.85% with respect to Class I shares, of average daily net assets and (b) from May 1, 2018 through January 31, 2022, 1.10% with respect to Class I shares, of average daily net assets (the “Expense Limitation”), unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser may recoup, subject to approval by the Board of Trustees, any expenses or fees it has waived or reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Morgan Stanley Capital International Emerging Markets Net Total Return Index (“MSCI® EM Net TR Index”). The MSCI® EM Net TR Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America and the Middle East. An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.

1

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure

March 31, 2021

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2020 through March 31, 2021 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure (Concluded)

March 31, 2021

(Unaudited)

	TOBAM Emerging Markets Fund
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period*
Class I
Actual	$1,000.00	$1,138.70	$5.87
Hypothetical (5% return before expenses)	1,000.00	1,019.45	5.54

*

Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2021 of 1.10% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 13.87% for Class I shares.

3

TOBAM EMERGING MARKETS FUND

Portfolio Holdings Summary Table

March 31, 2021

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Pharmaceuticals	11.5%	$13,475,110
Telecommunications	9.0	10,550,774
Food	6.3	7,327,007
Software	5.8	6,758,391
Retail	5.7	6,668,363
Internet	4.8	5,606,309
Biotechnology	4.8	5,557,961
Computers	3.9	4,565,974
Banks	3.7	4,276,165
Mining	3.6	4,153,687
Healthcare-Products	3.0	3,530,700
Gas	3.0	3,453,720
Semiconductors	2.9	3,366,784
Oil & Gas	2.4	2,759,419
Auto Manufacturers	2.2	2,609,044
Electronics	2.1	2,399,722
Apparel	1.9	2,254,058
Transportation	1.7	1,958,790
Energy-Alternate Sources	1.6	1,893,094
Agriculture	1.6	1,884,417
Diversified Financial
Services	1.4	1,621,338
Beverages	1.3	1,495,011
Commercial Services	1.2	1,463,872
Healthcare-Services	1.2	1,405,604
Forest Products & Paper	1.1	1,356,970
Chemicals	1.1	1,249,546
Miscellaneous
Manufacturers	0.9	1,033,211
Electric	0.9	1,010,003
Auto Parts & Equipment	0.8	956,174

	% of Net Assets	Value
Common Stocks: (Continued)
Water	0.8%	$892,097
Shipbuilding	0.7	866,817
Home Furnishings	0.7	759,117
Media	0.6	694,904
Electrical Components & Equipment	0.6	662,562
Iron/Steel	0.5	628,088
Airlines	0.5	619,319
Cosmetics/Personal Care	0.5	575,303
Insurance	0.5	570,361
Leisure Time	0.4	477,112
Housewares	0.4	447,471
Aerospace/Defense	0.3	386,409
Engineering & Construction	0.3	368,850
Household Products/Wares	0.2	238,194
Investment Companies	0.2	238,174
Building Materials	0.2	191,321
Packaging & Containers	0.1	143,393
Lodging	0.1	142,393
Metal Fabricate/Hardware	0.1	139,821
Machinery-Diversified	0.1	111,196
Other Assets in Excess of Liabilities	0.8	880,120

NET ASSETS	100.0%	$116,674,240

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

TOBAM EMERGING MARKETS FUND

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.2%
Argentina — 0.2%
Globant SA*	1,087	$225,672

Brazil — 3.1%
Atacadao SA	97,600	402,285
B2W Cia Digital*	18,300	197,869
CCR SA	138,000	315,784
Raia Drogasil SA	288,800	1,290,933
Suzano SA*	111,000	1,356,970

		3,563,841

China — 34.4%
AK Medical Holdings Ltd.	108,000	138,177
ANTA Sports Products, Ltd.	37,000	606,869
Autohome, Inc., ADR	3,433	320,196
AVIC Jonhon Optronic Technology Co., Ltd., Class A	19,800	204,712
AVIC Shenyang Aircraft Co., Ltd., Class A	21,000	208,592
AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A	48,000	177,817
Bank of Hangzhou Co., Ltd., Class A	104,600	269,829
BeiGene, Ltd., ADR*	4,197	1,460,892
Beijing New Building Materials PLC, Class A	29,000	191,321
BGI Genomics Co., Ltd., Class A	7,400	139,057
Bosideng International Holdings, Ltd.	986,000	445,271
CanSino Biologics, Inc., Class H*	21,400	811,986
Changchun High & New Technology Industry Group, Inc., Class A	7,500	520,103

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
China Feihe Ltd.	106,000	$300,939
China Greatwall Technology Group Co. Ltd., Class A	46,800	106,544
China Literature Ltd.*	69,800	694,423
China Mengniu Dairy Co., Ltd.	92,000	529,990
China Northern Rare Earth Group High-Tech Co., Ltd., Class A*	61,700	181,124
China Resources Beer Holdings Co., Ltd.	110,000	866,995
China Resources Gas Group, Ltd.	252,000	1,398,702
China Yangtze Power Co., Ltd., Class A	109,311	357,815
Chongqing Changan Automobile Co., Ltd., Class A*	75,900	165,148
Chongqing Zhifei Biological Products Co., Ltd., Class A	28,488	754,577
COSCO SHIPPING Holdings Co., Ltd., Class A*	154,700	321,600
Dashenlin Pharmaceutical Group Co., Ltd., Class A	10,107	129,569
ENN Energy Holdings, Ltd.	112,500	1,814,544
Eve Energy Co. Ltd., Class A	30,998	358,336
Founder Securities Co., Ltd., Class A*	138,400	184,282
Fu Jian Anjoy Foods Co., Ltd., Class A	4,300	137,224

The accompanying notes are an integral part of the financial statements.

5

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Gigadevice Semiconductor Beijing, Inc., Class A	8,500	$222,580
GOME Retail Holdings, Ltd.*	2,864,000	532,124
Great Wall Motor Co., Ltd., Class A	39,100	181,241
GSX Techedu, Inc., ADR*	7,988	270,633
Guangdong Investment, Ltd.	546,000	892,097
Guangdong Kinlong Hardware Products Co., Ltd., Class A	5,500	139,821
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	8,900	177,199
Hangzhou First Applied Material Co., Ltd., Class A	10,903	143,393
Hengan International Group Co., Ltd.	76,500	503,014
Hualan Biological Engineering, Inc., Class A	28,907	175,930
Industrial Bank Co., Ltd., Class A	107,600	396,492
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A*	677,700	161,555
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	120,900	97,883
Innovent Biologics, Inc.*	68,000	695,451
Intco Medical Technology Co., Ltd., Class A	6,100	150,374

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
iQIYI, Inc., ADR*	21,453	$356,549
JCET Group Co., Ltd., Class A*	27,200	142,690
Jiangxi Zhengbang Technology Co., Ltd., Class A	52,600	121,854
Juewei Food Co., Ltd., Class A	11,500	135,479
Kingdee International Software Group Co., Ltd.	323,000	1,012,925
Koolearn Technology Holding Ltd.*	73,000	166,788
Kuang-Chi Technologies Co., Ltd., Class A*	37,400	115,606
Lingyi iTech Guangdong Co., Class A	107,200	134,384
LONGi Green Energy Technology Co., Ltd., Class A	68,200	923,387
Maxscend Microelectronics Co., Ltd., Class A	2,600	242,946
Meinian Onehealth Healthcare Holdings Co., Ltd., Class A*	61,400	144,802
Meituan, Class B*	11,600	452,681
Microport Scientific Corp.	76,000	431,466
Muyuan Food Co., Ltd., Class A	64,089	982,695
NAURA Technology Group Co. Ltd., Class A	8,500	187,289
New Hope Liuhe Co., Ltd., Class A	68,400	209,329
NIO, Inc., ADR*	14,461	563,690

The accompanying notes are an integral part of the financial statements.

6

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Offcn Education Technology Co., Ltd., Class A	31,058	$134,032
Perfect World Co., Ltd., Class A	35,650	108,055
Pinduoduo, Inc., ADR*	6,522	873,165
Ping An Healthcare And Technology Co. Ltd.*	92,700	1,170,029
Postal Savings Bank Of China Co., Ltd., Class H	1,158,000	867,856
Sanan Optoelectronics Co., Ltd., Class A	82,500	294,657
Sangfor Technologies, Inc., Class A	7,558	286,055
Shandong Gold Mining Co., Ltd., Class A	55,968	182,865
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	616,000	1,221,515
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A	32,100	195,700
Shanghai International Airport Co., Ltd., Class A	15,800	140,028
Shengyi Technology Co., Ltd., Class A	37,300	129,846
Shenzhen Goodix Technology Co., Ltd., Class A	7,600	130,518
Shenzhen Kangtai Biological Products Co., Ltd., Class A	12,400	260,467
Shenzhou International Group Holdings, Ltd.	39,200	819,929

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Silergy Corp	3,000	$247,445
Sungrow Power Supply Co., Ltd., Class A	30,000	331,687
TAL Education Group, ADR*	4,473	240,871
TBEA Co., Ltd., Class A	57,900	99,514
Thunder Software Technology Co. Ltd., Class A	8,200	153,409
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	45,700	198,036
Tingyi Cayman Islands Holding Corp.	564,000	1,037,041
Tongwei Co., Ltd., Class A	55,299	278,696
Unigroup Guoxin Microelectronics Co. Ltd., Class A	9,400	154,094
Vipshop Holdings, Ltd., ADR*	38,231	1,141,578
Walvax Biotechnology Co., Ltd., Class A	29,400	203,410
Want Want China Holdings, Ltd.	1,406,000	1,056,369
Wens Foodstuffs Group Co., Ltd., Class A	112,820	291,843
Will Semiconductor, Ltd., Class A	16,241	640,866
Wingtech Technology Co. Ltd., Class A	20,800	312,964
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	39,400	132,315

The accompanying notes are an integral part of the financial statements.

7

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Yifeng Pharmacy Chain Co., Ltd., Class A	9,000	$122,116
Yonyou Network Technology Co., Ltd., Class A	54,690	299,488
Zai Lab Ltd., ADR*	5,900	787,237
Zhaojin Mining Industry Co., Ltd.	278,500	254,562
Zhejiang Century Huatong Group Co., Ltd., Class A*	123,700	135,009
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	22,000	111,196
Zhejiang NHU Co. Ltd., Class A	37,100	217,325

		40,122,769

Colombia — 0.2%
Grupo de Inversiones Suramericana SA	40,190	238,174

Greece — 0.4%
JUMBO SA	26,678	489,498

Hong Kong — 0.5%
China Youzan Ltd.*	1,804,000	594,504

India — 18.9%
Adani Green Energy, Ltd.*	24,471	371,300
Aurobindo Pharma, Ltd.	73,423	887,296
Avenue Supermarts Ltd.*	16,960	664,477
Bajaj Finance, Ltd.	6,201	439,008
Bandhan Bank Ltd.*	139,399	652,075
Bharat Petroleum Corp., Ltd.	184,922	1,086,435
Bharti Airtel, Ltd.	139,286	988,025

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — (Continued)
Cipla, Ltd.	104,222	$1,164,402
Container Corp Of India, Ltd.	46,757	383,430
Dr Reddy’s Laboratories, Ltd.	26,615	1,646,545
Eicher Motors Ltd.	27,910	997,441
HCL Technologies, Ltd.	115,868	1,561,688
Hero MotoCorp, Ltd.	11,933	477,112
Hindustan Petroleum Corp., Ltd.	192,946	620,231
Indian Oil Corp., Ltd.	417,873	526,323
Indus Towers, Ltd.	150,464	505,876
Infosys, Ltd.	9,438	177,097
InterGlobe Aviation, Ltd.*	27,678	619,319
Ipca Laboratories, Ltd.	7,922	206,508
Lupin, Ltd.	64,898	907,987
Sun Pharmaceutical Industries, Ltd.	210,429	1,723,019
Tata Consultancy Services, Ltd.	39,348	1,714,466
Tech Mahindra, Ltd.	111,809	1,520,576
United Spirits, Ltd.*	82,319	628,016
Wipro, Ltd.	42,454	240,940
Yes Bank Ltd.*	2,852,797	610,373
Zee Entertainment Enterprises, Ltd.	248,916	694,904

		22,014,869

Indonesia — 0.7%
Perusahaan Gas Negara Tbk PT	2,647,700	240,474
Telkom Indonesia Persero Tbk PT	1,427,300	336,894

The accompanying notes are an integral part of the financial statements.

8

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Indonesia — (Continued)
Unilever Indonesia Tbk PT	526,200	$238,194

		815,562

Malaysia — 3.2%
Axiata Group Bhd	759,385	669,047
Hartalega Holdings Bhd	180,000	387,929
Kossan Rubber Industries	317,600	249,988
Maxis Bhd	609,500	664,696
Public Bank Bhd	476,500	482,918
Supermax Corp. Bhd	429,640	395,294
Top Glove Corp. Bhd	867,900	947,097

		3,796,969

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV, Class O*	77,500	436,991

Peru — 0.5%
Cia de Minas Buenaventura SAA, ADR*	56,613	567,828

Poland — 0.9%
CD Projekt SA*	4,527	219,015
Orange Polska SA*	187,605	312,352
Polski Koncern Naftowy ORLEN SA	32,819	526,430

		1,057,797

Russia — 1.4%
Alrosa PJSC	102,340	143,227
PhosAgro PJSC, GDR	37,725	657,170
Polyus PJSC	4,309	797,271

		1,597,668

South Africa — 1.9%
AngloGold Ashanti, Ltd.	43,473	946,276

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Africa — (Continued)
Capitec Bank Holdings, Ltd.*	2,263	$217,547
Gold Fields, Ltd.	88,085	827,893
Harmony Gold Mining Co. Ltd.*	59,249	252,641

		2,244,357

South Korea — 14.2%
Alteogen, Inc.*	6,562	522,047
Amorepacific Corp.	2,505	575,303
Celltrion Healthcare Co. Ltd.*	10,872	1,312,221
Celltrion Pharm, Inc.*	4,717	629,014
Celltrion, Inc.*	2,670	769,453
Coway Co., Ltd.	13,066	759,117
Hanmi Pharm Co., Ltd.	1,882	527,456
Hanon Systems	53,707	840,568
HLB, Inc.*	24,856	866,817
Hyundai Glovis Co., Ltd.	3,867	644,265
Hyundai Marine & Fire Insurance Co., Ltd.	16,692	361,650
Kangwon Land, Inc.*	6,341	142,393
Kia Corp.	9,544	701,524
KMW Co., Ltd.*	7,926	454,850
LG Uplus Corp.	28,759	312,060
NCSoft Corp.	2,031	1,569,848
Netmarble Corp.	5,140	588,647
Orion Corp.	6,909	801,348
Pearl Abyss Corp.*	593	162,127
Samsung Biologics Co. Ltd.*	416	276,885
Samsung Fire & Marine Insurance Co., Ltd.	1,242	208,711
Seegene, Inc.	5,672	653,424

The accompanying notes are an integral part of the financial statements.

9

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Shin Poong Pharmaceutical Co., Ltd.	5,194	$394,092
Shinsegae, Inc.	628	156,718
SK Chemicals Co., Ltd.	2,223	494,493
SK Telecom Co., Ltd.	5,889	1,435,994
Yuhan Corp.	8,307	463,447

		16,624,472

Taiwan — 9.7%
Accton Technology Corp.	83,000	806,939
ASMedia Technology, Inc.	3,000	158,360
Asustek Computer, Inc.	44,000	577,269
AU Optronics Corp.*	1,029,000	767,652
Eclat Textile Co., Ltd.	38,660	651,575
Far EasTone Telecommunications Co., Ltd.	450,000	1,010,935
Feng TAY Enterprise Co., Ltd.	114,200	782,554
Inventec Corp.	699,000	662,642
Micro-Star International Co., Ltd.	53,000	325,652
Nien Made Enterprise Co., Ltd.	32,000	447,471
Oneness Biotech Co., Ltd.*	47,000	435,689
President Chain Store Corp.	104,000	994,578
Taiwan High Speed Rail Corp.	552,000	609,495
Taiwan Mobile Co., Ltd.	360,000	1,238,986
United Microelectronics Corp.	665,000	1,192,784
Wiwynn Corp.	23,000	681,833

		11,344,414

	Number of Shares	Value

COMMON STOCKS — (Continued)
Thailand — 7.3%
Advanced Info Service PCL	262,800	$1,461,624
Airports of Thailand PCL	103,300	228,822
Bangkok Bank PCL	38,700	156,457
Bangkok Dusit Medical Services PCL	1,820,800	1,260,802
Bangkok Expressway & Metro PCL	2,161,000	606,397
Berli Jucker PCL	341,500	429,835
Charoen Pokphand Foods PCL	1,124,520	1,063,963
CP ALL PCL*	206,400	457,942
Energy Absolute PCL	320,300	638,020
Global Power Synergy PCL	113,600	280,888
Kasikornbank PCL	86,700	403,174
Krungthai Card PCL	91,500	232,056
Srisawad Corp. PCL	200,800	548,445
Thai Union Group PCL	838,300	394,924
True Corp. PCL	3,233,700	352,496

		8,515,845

Turkey — 1.3%
BIM Birlesik Magazalar AS	125,668	1,076,357
Eregli Demir ve Celik Fabrikalari TAS	251,941	466,533

		1,542,890

TOTAL COMMON STOCKS (Cost $95,109,488)		115,794,120

The accompanying notes are an integral part of the financial statements.

10

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

Value
TOTAL INVESTMENTS - 99.2% (Cost $95,109,488)	$115,794,120
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	880,120

NET ASSETS - 100.0%	$116,674,240

*	Non-income producing.

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company

At March 31, 2021, the Fund held the following open positions in futures contracts:

Long Futures Outstanding	Expiration Date	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Depreciation
MSCI® Emerging
Markets Index	06/18/21	14	$940,205	$925,750	$(14,455)

					$(14,455)

The accompanying notes are an integral part of the financial statements.

11

TOBAM EMERGING MARKETS FUND

Statement of Assets and Liabilities

March 31, 2021

(Unaudited)

Assets
Investments, at value (Cost $95,109,488)	$115,794,120
Cash and cash equivalents	351,139
Foreign currency (Cost $176,416)	171,631
Dividends receivable	345,446
Deposits for futures contracts*	413,486
Prepaid expenses and other assets	21,772

Total assets	117,097,594

Liabilities
Payable to Investment Adviser	238,829
Deferred foreign capital gains tax	98,023
Payable for custodian fees	32,914
Payable for administration and accounting fees	19,339
Payable for audit fees	17,203
Payable for legal fees	7,025
Payable for transfer agent fees	4,174
Payable for shareholder reporting fees	3,751
Payable for Trustees and Officers	1,403
Accrued expenses	693

Total liabilities	423,354

Net Assets	$116,674,240

Net Assets consisted of:
Capital stock, $0.01 par value	$96,277
Paid-in capital	99,210,144
Total distributable earnings/(loss)	17,367,819

Net Assets	$116,674,240

Class I:
Shares outstanding	9,627,727

Net asset value, offering and redemption price per share ($116,674,240 / 9,627,727 shares)	$12.12

* Primary risk exposure is equity index contracts.

The accompanying notes are an integral part of the financial statements.

12

TOBAM EMERGING MARKETS FUND

Statement of Operations

For the Six Months Ended March 31, 2021

(Unaudited)

Investment income
Dividends	$926,659
Less: foreign taxes withheld	(126,570)

Total investment income	800,089

Expenses
Advisory fees (Note 2)	471,910
Custodian fees (Note 2)	57,157
Administration and accounting fees (Note 2)	46,643
Trustees’ and officers’ fees (Note 2)	20,169
Legal fees	17,491
Audit fees	17,203
Registration and filing fees	13,507
Transfer agent fees (Note 2)	11,933
Shareholder reporting fees	6,553
Other expenses	8,597

Total expenses before waivers and reimbursements	671,163

Less: waivers and reimbursements (Note 2)	(21,822)

Net expenses after waivers and reimbursements	649,341

Net investment income	150,748

Net realized and unrealized gain/(loss) from investments
Net realized gain from investments*	3,605,031
Net realized loss from foreign currency transactions	(61,239)
Net realized gain from futures contracts**	259,864
Net change in unrealized appreciation/(depreciation) on investments***	10,658,264
Net change in unrealized appreciation/(depreciation) on foreign currency transactions	(11,193)
Net change in unrealized appreciation/(depreciation) on futures contracts**	42,090

Net realized and unrealized gain on investments	14,492,817

Net increase in net assets resulting from operations	$14,643,565

*	Net realized gain from investments includes foreign capital gains tax of $6,141.
**	Primary risk exposure is equity index contracts.
***	Includes net increase in deferred foreign capital gains tax of $83,726.

The accompanying notes are an integral part of the financial statements.

13

TOBAM EMERGING MARKETS FUND

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Increase/(decrease) in net assets from operations:
Net investment income	$150,748	$678,371
Net realized gain/(loss) from investments, futures contracts and foreign currency transactions	3,803,656	(2,406,984)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and foreign currency transactions	10,689,161	7,086,084

Net increase in net assets resulting from operations	14,643,565	5,357,471

Less dividends and distributions to shareholders from:
Total distributable earnings	(405,754)	(1,093,800)

Net decrease in net assets from dividends and distributions to shareholders	(405,754)	(1,093,800)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(2,594,279)	1,093,620

Total increase in net assets	11,643,532	5,357,291

Net assets
Beginning of period	105,030,708	99,673,417

End of period	$116,674,240	$105,030,708

The accompanying notes are an integral part of the financial statements.

14

TOBAM EMERGING MARKETS FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Period April 25, 2017* to September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.68		$10.25	$11.58	$11.35	$10.00

Net investment income(1)	0.02		0.07	0.15	0.16	0.15
Net realized and unrealized gain/(loss) on investments	1.46		0.47	(0.91)	0.27	1.20

Net increase/(decrease) in net assets resulting from operations	1.48		0.54	(0.76)	0.43	1.35

Dividends and distributions to shareholders from:
Net investment income	(0.04)		(0.11)	(0.12)	(0.19)	—
Net realized gains	—		—	(0.45)	(0.01)	—

Total dividends and distributions to shareholders	(0.04)		(0.11)	(0.57)	(0.20)	—

Net asset value, end of period	$12.12		$10.68	$10.25	$11.58	$11.35

Total investment return(2)	13.87%		5.30%	(6.47)%	3.79%	13.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,674		$105,031	$99,673	$49,822	$48,020
Ratio of expenses to average net assets	1.10	%(3)	1.10%	1.10%	0.95%	0.85	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.14	%(3)	1.17%	1.20%	1.44%	1.66	%(3)
Ratio of net investment income to average net assets	0.26	%(3)	0.68%	1.48%	1.27%	3.29	%(3)
Portfolio turnover rate	21	%(5)	42%	42%	33%	14	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

15

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements

March 31, 2021

(Unaudited)

1. Organization and Significant Accounting Policies

The TOBAM Emerging Markets Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on April 25, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. As of March 31, 2021, Class A and Class C shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate

16

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

17

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s investments carried at fair value:

Assets	Total Value at 03/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Argentina	$225,672	$225,672	$—	$—
Brazil	3,563,841	3,563,841	—	—
China	40,122,769	6,165,185	33,957,584	—
Colombia	238,174	238,174	—	—
Greece	489,498	—	489,498	—
Hong Kong	594,504	—	594,504	—
India	22,014,869	—	22,014,869	—
Indonesia	815,562	238,194	577,368	—
Malaysia	3,796,969	—	3,796,969	—
Mexico	436,991	436,991	—	—
Peru	567,828	567,828	—	—
Poland	1,057,797	—	1,057,797	—
Russia	1,597,668	657,170	940,498	—
South Africa	2,244,357	—	2,244,357	—
South Korea	16,624,472	—	16,624,472	—
Taiwan	11,344,414	2,685,610	8,658,804	—
Thailand	8,515,845	—	8,515,845	—
Turkey	1,542,890	—	1,542,890	—

Total Assets	$115,794,120	$14,778,665	$101,015,455	$—

Liabilities
Derivatives:
Equity Contracts
Futures Contracts	(14,455)	—	(14,455)	—

Total Liabilities	$(14,455)	$—	$(14,455)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market.

18

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2021, there were no transfers in or out of Level 3.

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

During the reporting period, the Fund entered into futures contracts to gain exposure to various markets, as part of the Fund’s investment strategy.

19

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

For the six months ended March 31, 2021, the TOBAM Emerging Markets Fund’s monthly average volume of futures bought was $954,521.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.

Cash and Cash Equivalent — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to

20

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depository Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

21

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

Emerging Markets Risk — The Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

2. Transactions with Related Parties and Other Service Providers

TOBAM serves as investment adviser to the Fund. For its services, the Adviser is paid a monthly fee at the annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 1.10% (on an annual basis), with respect to Class I shares, of average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser may recoup, subject to approval by the Board of Trustees, any expenses or fees it has waived or reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of March 31, 2021, the amount of potential recovery was as follows:

Expiration
September 30, 2021	September 30, 2022	September 30, 2023	March 31, 2024	Total
$119,274	$88,642	$64,807	$21,822	$294,545

For the six months ended March 31, 2021, the Adviser earned advisory fees of $471,910 and waived fees of $21,822.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

22

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer Agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Alaric are compensated for their services provided to the Trust.

3. Investment in Securities

For the six months ended March 31, 2021, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$23,704,426	$25,123,078

23

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

4. Capital Share Transactions

For the six months ended March 31, 2021 and for the year ended September 30, 2020, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Reinvestments	33,669	$405,721	103,269	$1,093,620
Redemptions	(237,154)	(3,000,000)	—	—

Net increase/(decrease)	(203,485)	$(2,594,279)	103,269	$1,093,620

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended September 30, 2020, the tax character of distributions paid by the Fund was $1,093,800 of ordinary income dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2020, the components of distributable earnings/(loss) on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation	Qualified Late-Year Losses
$(4,555,650)	$405,752	$9,751,406	$2,471,500

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

24

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Concluded)

March 31, 2021

(Unaudited)

As of March 31, 2021, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$95,109,488

Gross unrealized appreciation	28,414,415
Gross unrealized depreciation	(7,729,783)

Net unrealized appreciation	$20,684,632

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2020, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2020. As of September 30, 2020, the Fund had long-term capital loss deferrals of $713,109 and short-term capital loss deferrals of $1,758,391.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2020 that may be available to offset future realized capital gains and there by reduce future capital gains distributions. As of September 30, 2020, the Fund had capital loss carryforward of $4,555,650, of which $1,845,687 are long-term losses and $2,709,963 are short-term losses and have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

25

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 282-6161 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At a meeting held by videoconference on March 11-12, 2021 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between TOBAM (“TOBAM” or the “Adviser”) and the Trust (the “TOBAM Agreement”) on behalf of the TOBAM Emerging Markets Fund (“TOBAM Fund”). At the Meeting, the Board considered the continuation of the TOBAM Agreement with respect to the TOBAM Fund for an additional one-year period.

In determining whether to continue the TOBAM Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “TOBAM 15(c) Response”) regarding (i) the services performed by TOBAM for the TOBAM Fund, (ii) the composition and qualifications of TOBAM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the TOBAM Fund, (iv) investment performance of the TOBAM Fund, (v) the financial condition of TOBAM, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the TOBAM Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on TOBAM’s ability to service the TOBAM Fund, and (x) compliance with the TOBAM Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information

26

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited) (Continued)

in the TOBAM 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the TOBAM Fund compared to the Lipper Index Emerging Markets Funds Index and the MSCI Emerging Markets NR Index; compliance with the TOBAM Fund’s investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board considered additional information provided by representatives from TOBAM invited to participate in the Meeting regarding TOBAM’s history, performance, investment strategy, and compliance program. Representatives of TOBAM responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the continuation of the TOBAM Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the TOBAM Fund and TOBAM, as provided by the terms of the TOBAM Agreement, including the advisory fee under the TOBAM Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

The Trustees considered the services provided by TOBAM to the TOBAM Fund. The Trustees considered TOBAM’s personnel and the depth of TOBAM’s personnel who provide investment management services to the TOBAM Fund and their experience. Based on the TOBAM 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by TOBAM are appropriate and consistent with the terms of the TOBAM Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the TOBAM Fund is likely to benefit from the continued provision of those services, (iv) TOBAM has sufficient personnel, with the appropriate skills and experience, to serve the TOBAM Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the TOBAM Fund is likely to continue under the TOBAM Agreement.

The Board discussed TOBAM’s business continuity plan, and its ability to continue to manage the TOBAM Fund effectively in light of the ongoing COVID-19 pandemic, continuing federal, state and local responses thereto and related volatility in the financial markets.

The Trustees considered the investment performance for the TOBAM Fund and TOBAM. The Trustees reviewed historical performance charts, which showed the performance of Class I shares of the TOBAM Fund as compared to the Lipper Emerging Markets Funds Index and the MSCI Emerging Markets NR Index, for the year-to-date, one-year, three-year and since inception periods ended December 31, 2020. The Trustees noted that Class I shares of the Fund underperformed the Lipper Emerging Markets Funds Index and the MSCI Emerging Markets NR Index for the year-to-date, one-year, three-year and since inception periods ended December 31, 2020 and concluded that TOBAM had adequately explained the

27

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited) (Concluded)

factors contributing to the TOBAM Fund’s performance over such periods. The Trustees concluded that the performance of the TOBAM Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees also considered information regarding TOBAM’s advisory fee and an analysis of this fee in relation to the delivery of services to the TOBAM Fund and any other ancillary benefit resulting from TOBAM’s relationship with the TOBAM Fund. The Trustees considered the fees that TOBAM charges to another client advised by TOBAM, and evaluated the explanation provided by TOBAM as to differences in fees charged to the TOBAM Fund and such other account, particularly the fact that the other account is not registered in the United States and is not offered for sale to U.S. persons. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the TOBAM Fund versus those funds in the TOBAM Fund’s Lipper category with $250 million or less in assets (the “Peer Group”). The Trustees noted that the contractual advisory fee and net total expense ratio of the TOBAM Fund’s Class I shares were each lower than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fee and services provided by TOBAM are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the TOBAM Fund based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by TOBAM, the compensation and benefits received by TOBAM in providing services to the TOBAM Fund, the profitability and certain additional information related to the financial condition of TOBAM. In addition, the Trustees considered any direct or indirect revenues received by affiliates of TOBAM.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the TOBAM Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of Fund shareholders should be achieved as assets of the TOBAM Fund increase as a result of breakpoint reductions in the Advisory fee rate at specific asset levels which are reflected in the fee schedule of the TOBAM Agreement. In addition, the Trustees also considered the Adviser’s efforts to grow the TOBAM Fund’s assets as economies of scale may be achieved due to the ability of the TOBAM Fund to spread its fixed costs across a larger asset base.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the TOBAM Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

28

.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

TOBAM

49-53, Avenue des Champs-Élysées

75008 Paris, France

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

TOB-0321

TOBAM EMERGING MARKETS FUND

of

FundVantage Trust

Class I

SEMI-ANNUAL REPORT

March 31, 2021

(Unaudited)

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

 Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date     June 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date     June 4, 2021

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and Chief Financial Officer (principal financial officer)

Date     June 4, 2021

* Print the name and title of each signing officer under his or her signature.